SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.9%
Communication Services — 6.7%
Activision Blizzard Inc	23,347	$1,357
Alphabet Inc, Cl A *	2,180	2,920
Alphabet Inc, Cl C *	8,135	10,895
AT&T Inc	228,250	8,039
BCE Inc	91,200	4,043
Cable One Inc	918	1,444
Comcast Corp, Cl A	136,793	5,531
Electronic Arts Inc *	3,266	331
Facebook Inc, Cl A *	60,049	11,558
Live Nation Entertainment Inc *	38,518	2,341
Netflix Inc *	2,955	1,090
Omnicom Group Inc	60,366	4,182
TEGNA Inc	82,100	1,176
Verizon Communications Inc	112,500	6,093
ViacomCBS Inc, Cl B	29,156	717
Zynga Inc, Cl A *	18,444	124
		61,841
Consumer Discretionary — 9.8%
Alibaba Group Holding Ltd ADR *	25,139	5,229
Amazon.com Inc *	9,492	17,880
American Eagle Outfitters Inc	75,600	974
Aptiv PLC	12,882	1,006
AutoNation Inc *	11,758	502
AutoZone Inc *	1,919	1,981
Best Buy Co Inc	23,000	1,740
Big Lots Inc (A)	17,400	275
CarMax Inc *	17,918	1,564
Cooper Tire & Rubber Co	32,100	818
Dillard's Inc, Cl A (A)	15,300	861
Dollar General Corp	32,599	4,900
DR Horton Inc	1,726	92
eBay Inc	29,900	1,036
Foot Locker Inc	44,000	1,595
Ford Motor Co	204,000	1,420
General Motors Co	70,000	2,135
Genuine Parts Co	49,350	4,305
Goodyear Tire & Rubber Co/The	77,400	750
Harley-Davidson Inc	25,500	777
Home Depot Inc/The	9,048	1,971
KB Home	37,600	1,225
Kohl's Corp	29,500	1,155
Lear Corp	11,600	1,290
Lithia Motors Inc, Cl A	365	43
Lowe's Cos Inc	45,277	4,825
Luckin Coffee Inc ADR *(A)	12,302	487
Macy's Inc (A)	53,200	704
MGM Resorts International (A)	51,741	1,271
NIKE Inc, Cl B	23,075	2,062
NVR Inc *	154	565
O'Reilly Automotive Inc *	10,354	3,818

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pinterest Inc, Cl A *	41,528	$810
Pool Corp	2,151	454
PulteGroup Inc	49,100	1,974
Ross Stores Inc	48,718	5,300
Royal Caribbean Cruises Ltd	9,200	740
Skechers U.S.A. Inc, Cl A *	48,980	1,620
Target Corp	58,050	5,979
TJX Cos Inc/The	6,724	402
Whirlpool Corp	17,400	2,225
Wyndham Destinations Inc	31,800	1,269
		90,029
Consumer Staples — 7.6%
Altria Group Inc	63,500	2,564
Colgate-Palmolive Co	39,125	2,644
Conagra Brands Inc	116,172	3,101
Darling Ingredients Inc *	51,910	1,334
Diageo PLC ADR	23,000	3,264
JM Smucker Co/The	61,156	6,298
Kimberly-Clark Corp	28,350	3,719
Kroger Co/The	290,246	8,165
Molson Coors Beverage Co, Cl B (A)	24,900	1,235
Mondelez International Inc, Cl A	21,751	1,148
PepsiCo Inc	26,742	3,531
Performance Food Group Co *	32,033	1,358
Philip Morris International Inc	120,833	9,893
Procter & Gamble Co/The	29,781	3,372
Tyson Foods Inc, Cl A	33,000	2,238
Unilever NV	198,842	10,491
US Foods Holding Corp *	14,832	499
Walgreens Boots Alliance Inc	102,000	4,668
		69,522
Energy — 3.3%
Chevron Corp	71,562	6,679
ConocoPhillips	103,700	5,021
Devon Energy Corp	81,200	1,319
Exxon Mobil Corp	54,300	2,793
Marathon Petroleum Corp	46,500	2,205
Occidental Petroleum Corp	73,095	2,393
Phillips 66	38,695	2,897
Royal Dutch Shell PLC ADR, Cl A	46,761	2,059
Royal Dutch Shell PLC ADR, Cl B	37,900	1,688
Valero Energy Corp	42,700	2,829
		29,883
Financials — 17.3%
Aflac Inc	105,228	4,509
Allstate Corp/The	25,800	2,715
Ally Financial Inc	77,000	1,930
Ameriprise Financial Inc	27,516	3,888
Annaly Capital Management Inc ‡	121,900	1,080

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arch Capital Group Ltd *	21,967	$888
Bank of America Corp	341,500	9,733
Berkshire Hathaway Inc, Cl B *	48,322	9,971
BlackRock Inc, Cl A	1,618	749
Capital One Financial Corp	17,000	1,500
Charles Schwab Corp/The	101,556	4,138
Chubb Ltd	34,400	4,989
CIT Group Inc	44,100	1,751
Citigroup Inc	141,754	8,996
Citizens Financial Group Inc	80,300	2,545
CNA Financial Corp	13,500	561
Discover Financial Services	26,700	1,751
Everest Re Group Ltd	4,500	1,115
Fifth Third Bancorp	64,200	1,566
First Republic Bank/CA	38,284	3,850
Goldman Sachs Group Inc/The	7,900	1,586
Hartford Financial Services Group Inc/The	25,500	1,274
Intercontinental Exchange Inc	12,222	1,090
JPMorgan Chase & Co	114,537	13,299
KeyCorp	74,100	1,212
Legg Mason Inc	27,700	1,380
Lincoln National Corp	49,300	2,238
LPL Financial Holdings Inc	10,653	847
Markel Corp *	6,370	7,527
Marsh & McLennan Cos Inc	42,578	4,452
MetLife Inc	30,300	1,294
MGIC Investment Corp	82,300	990
Moody's Corp	21,460	5,151
Morgan Stanley	137,584	6,195
MSCI Inc, Cl A	6,198	1,831
Navient Corp	86,700	974
PNC Financial Services Group Inc/The	9,500	1,201
Principal Financial Group Inc	28,217	1,253
Progressive Corp/The	21,867	1,600
Prudential Financial Inc	27,400	2,067
Radian Group Inc	52,200	1,109
Regions Financial Corp	194,400	2,628
S&P Global Inc	12,638	3,361
Starwood Property Trust Inc ‡	43,400	963
State Street Corp	89,746	6,113
Travelers Cos Inc/The	26,500	3,175
Truist Financial Corp	127,651	5,890
Unum Group	38,400	895
US Bancorp	67,024	3,113
Wells Fargo & Co	131,350	5,366
		158,299
Health Care — 15.6%
1Life Healthcare Inc *	14,179	307
Abbott Laboratories	34,778	2,679
AbbVie Inc	41,500	3,557
ACADIA Pharmaceuticals Inc *	36,828	1,574

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allergan PLC	17,377	$3,313
Amedisys Inc *	4,482	780
AmerisourceBergen Corp, Cl A	47,040	3,967
Amgen Inc	40,539	8,097
Arrowhead Pharmaceuticals Inc *	19,137	677
Biogen Inc *	7,900	2,436
Bio-Techne Corp	1,632	308
Boston Scientific Corp *	42,201	1,578
Bristol-Myers Squibb Co	55,540	3,280
Bruker Corp	11,675	509
Cardinal Health Inc	29,900	1,558
Catalent Inc *	36,350	1,873
Charles River Laboratories International Inc *	5,193	808
Chemed Corp	4,842	2,022
CVS Health Corp	96,641	5,719
Danaher Corp	22,322	3,227
DexCom Inc *	2,925	807
Eli Lilly & Co	24,550	3,097
Gilead Sciences Inc	23,500	1,630
Guardant Health Inc *	7,651	665
GW Pharmaceuticals PLC ADR *(A)	4,087	418
Haemonetics Corp *	2,685	291
HCA Healthcare Inc	30,922	3,927
Hologic Inc *	6,798	320
Johnson & Johnson	140,690	18,920
McKesson Corp	18,700	2,615
Medtronic PLC	11,312	1,139
Merck & Co Inc	162,860	12,469
Mettler-Toledo International Inc *	4,284	3,006
Momenta Pharmaceuticals Inc *	31,466	890
Novartis AG ADR	47,600	3,997
Perrigo Co PLC	49,399	2,504
Pfizer Inc	276,400	9,237
Quest Diagnostics Inc	48,463	5,140
Regeneron Pharmaceuticals Inc *	3,000	1,334
Sarepta Therapeutics Inc *(A)	3,281	376
Teleflex Inc	16,318	5,467
Tenet Healthcare Corp *	7,904	208
Thermo Fisher Scientific Inc	1,761	512
UnitedHealth Group Inc	29,579	7,542
Universal Health Services Inc, Cl B	18,513	2,291
Vertex Pharmaceuticals Inc *	8,674	1,943
West Pharmaceutical Services Inc	14,309	2,154
Zoetis Inc, Cl A	15,315	2,040
		143,208
Industrials — 11.1%
3M Co	44,806	6,687
AECOM *	21,021	945
AGCO Corp	18,700	1,130
Allison Transmission Holdings Inc, Cl A	40,300	1,636

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Airlines Group Inc (A)	42,100	$802
AMETEK Inc	23,841	2,050
Armstrong World Industries Inc	10,314	1,033
Boeing Co/The	10,220	2,812
Caterpillar Inc	18,600	2,311
Cintas Corp	4,049	1,080
Cummins Inc	22,700	3,434
Curtiss-Wright Corp	8,529	1,023
Delta Air Lines Inc	40,300	1,859
Eaton Corp PLC	30,048	2,726
EMCOR Group Inc	10,940	842
FedEx Corp	9,400	1,327
Fortive Corp	63,742	4,408
Fortune Brands Home & Security Inc	33,855	2,091
General Dynamics Corp	8,950	1,429
Honeywell International Inc	36,666	5,946
Hubbell Inc, Cl B	2,794	372
Huntington Ingalls Industries Inc	4,000	822
Illinois Tool Works Inc	14,825	2,487
Johnson Controls International plc	110,650	4,047
Kansas City Southern	5,840	880
ManpowerGroup Inc	21,000	1,595
Oshkosh Corp	20,000	1,443
Pitney Bowes Inc (A)	85,200	291
Raytheon Co	36,850	6,948
Regal Beloit Corp	3,886	302
Republic Services Inc, Cl A	24,196	2,184
Rexnord Corp	14,819	432
Roper Technologies Inc	13,235	4,655
Sensata Technologies Holding PLC *	65,293	2,664
Siemens AG ADR	57,500	2,955
Simpson Manufacturing Co Inc	11,242	893
Southwest Airlines Co	19,700	910
Spirit AeroSystems Holdings Inc, Cl A	15,500	819
Stanley Black & Decker Inc	19,465	2,797
Teledyne Technologies Inc *	3,678	1,241
Textron Inc	41,500	1,685
Timken Co/The	16,781	752
TransDigm Group Inc *	10,760	6,002
Trinity Industries Inc (A)	58,500	1,191
Union Pacific Corp	3,554	568
United Airlines Holdings Inc *	32,900	2,026
United Rentals Inc *	8,900	1,179
WW Grainger Inc	12,778	3,546
		101,257
Information Technology — 18.4%
Adobe Inc *	32,420	11,189
Apple Inc	55,436	15,154
Applied Materials Inc	101,994	5,928
Arrow Electronics Inc *	22,406	1,503
Avalara Inc *	7,545	639

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Booz Allen Hamilton Holding Corp, Cl A	10,403	$742
Cadence Design Systems Inc *	32,727	2,165
Cisco Systems Inc	143,250	5,720
Corning Inc	44,300	1,057
Crowdstrike Holdings Inc, Cl A *	12,897	769
DXC Technology Co	28,400	685
Entegris Inc	29,260	1,560
EPAM Systems Inc *	655	146
Fair Isaac Corp *	3,843	1,445
Fidelity National Information Services Inc	22,744	3,178
Fiserv Inc *	9,538	1,043
Flex Ltd *	177,971	1,977
Genpact Ltd	29,515	1,135
Global Payments Inc	16,329	3,004
Hewlett Packard Enterprise Co	108,400	1,387
HP Inc	77,800	1,618
Intel Corp	216,793	12,036
International Business Machines Corp	10,700	1,393
Intuit Inc	24,522	6,519
Jabil Inc	91,057	2,918
KLA Corp	9,917	1,524
Lam Research Corp	14,654	4,300
Mastercard Inc, Cl A	614	178
Microchip Technology Inc (A)	80,743	7,324
Micron Technology Inc *	53,046	2,788
Microsoft Corp	141,851	22,981
NCR Corp *	29,400	741
NVIDIA Corp	16,568	4,475
NXP Semiconductors NV	12,691	1,443
ON Semiconductor Corp *	53,500	998
Oracle Corp	135,684	6,711
PayPal Holdings Inc *	25,837	2,790
QUALCOMM Inc	1,408	110
salesforce.com *	28,859	4,918
SAP SE ADR	36,644	4,528
Seagate Technology PLC	27,700	1,328
Synopsys Inc *	14,546	2,006
Teradyne Inc	5,646	332
Texas Instruments Inc	6,389	729
Visa Inc, Cl A	55,919	10,164
Vishay Intertechnology Inc	46,100	862
Western Union Co/The (A)	49,400	1,106
Xerox Holdings Corp	46,300	1,491
		168,737
Materials — 3.6%
Air Products & Chemicals Inc	5,595	1,229
Ardagh Group SA, Cl A	21,188	371
Ball Corp	13,666	963
Celanese Corp, Cl A	14,200	1,331
Chemours Co/The (A)	46,300	688
Domtar Corp	24,000	690

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dow Inc	43,300	$1,750
Eastman Chemical Co	33,800	2,079
Ecolab Inc	27,836	5,023
Huntsman Corp	95,000	1,799
International Paper Co	30,500	1,127
Linde PLC	13,953	2,665
LyondellBasell Industries NV, Cl A	28,700	2,051
O-I Glass Inc, Cl I	65,000	702
Reliance Steel & Aluminum Co	28,590	2,924
RPM International Inc	41,500	2,661
Sherwin-Williams Co/The	3,798	1,963
Steel Dynamics Inc	48,300	1,286
Vulcan Materials Co	4,696	565
Westrock Co	40,000	1,330
		33,197
Real Estate — 3.1%
American Tower Corp, Cl A ‡	19,125	4,338
Boston Properties Inc ‡	9,961	1,284
Brixmor Property Group Inc ‡	56,000	1,020
Crown Castle International Corp ‡	12,381	1,774
Douglas Emmett Inc ‡	10,881	415
EastGroup Properties Inc ‡	12,553	1,578
Equity LifeStyle Properties Inc ‡	30,866	2,109
Gaming and Leisure Properties Inc ‡	41,300	1,845
Healthpeak Properties Inc ‡	113,150	3,580
Lexington Realty Trust, Cl B ‡	66,500	690
Outfront Media Inc ‡	61,939	1,631
Rexford Industrial Realty Inc ‡	9,101	426
Service Properties Trust ‡	37,100	671
Terreno Realty Corp ‡	7,005	384
VEREIT Inc ‡	167,100	1,447
Welltower Inc ‡	60,800	4,549
Xenia Hotels & Resorts Inc ‡	42,100	630
		28,371
Utilities — 1.4%
Exelon Corp	78,600	3,388
FirstEnergy Corp	17,300	770
NextEra Energy Inc	26,300	6,648
Portland General Electric Co	8,497	462
UGI Corp	19,250	694
Vistra Energy Corp	42,000	808
		12,770
Total Common Stock
(Cost $768,366) ($ Thousands)		897,114

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, L.P.
1.620% **†(B)	11,603,324	$11,605

Total Affiliated Partnership
(Cost $11,603) ($ Thousands)		11,605

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	24,608,381	24,608
Total Cash Equivalent
(Cost $24,608) ($ Thousands)		24,608

Total Investments in Securities — 101.9%
(Cost $804,577) ($ Thousands)		$933,327

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Fund (Concluded)

A list of the open futures contracts held by the Fund February 29, 2020 , is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
S&P 500 Index E-MINI	45	Mar-2020	$7,271	$6,640	$(631)
S&P Mid Cap 400 Index E-MINI	3	Mar-2020	612	544	(68)
			$7,883	$7,184	$(699)

Percentages are based on Net Assets of $916,242 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2020. The total market value of securities on loan at February 29, 2020 was $11,157 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2020 was $11,605 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	897,114	–	–	897,114
Affiliated Partnership	–	11,605	–	11,605
Cash Equivalent	24,608	–	–	24,608
Total Investments in Securities	921,722	11,605	–	933,327

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(699)	–	–	(699)
Total Other Financial Instruments	(699)	–	–	(699)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$26,526	$116,904	$(131,825)	$—	$—	$11,605	11,603,324	$94	$—
SEI Daily Income Trust, Government Fund, Cl F	94,077	300,446	(369,915)	—	—	24,608	24,608,381	369	—
Totals	$120,603	$417,350	$(501,740)	$-	$-	$36,213	36,211,705	$463	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.7%
Communication Services — 7.9%
Activision Blizzard Inc	60,486	$3,516
Alphabet Inc, Cl A *	9,973	13,356
Alphabet Inc, Cl C *	7,599	10,178
AT&T Inc	232,100	8,174
Cable One Inc	1,901	2,990
Comcast Corp, Cl A	104,666	4,232
Discovery Inc, Cl A *(A)	54,900	1,411
Discovery Inc, Cl C *	70,700	1,775
Electronic Arts Inc *	64,269	6,515
Facebook Inc, Cl A *	142,418	27,411
Interpublic Group of Cos Inc/The	122,585	2,618
Netflix Inc *	5,300	1,956
News Corp, Cl A	57,997	700
Omnicom Group Inc	72,024	4,990
Take-Two Interactive Software Inc *	13,700	1,472
Verizon Communications Inc	180,368	9,769
ViacomCBS Inc, Cl B	169,680	4,176
Walt Disney Co/The	34,475	4,056
Zynga Inc, Cl A *	280,551	1,883
		111,178
Consumer Discretionary — 9.2%
Amazon.com Inc *	12,973	24,438
AutoNation Inc *	59,629	2,548
AutoZone Inc *	3,008	3,106
Best Buy Co Inc	35,705	2,701
Big Lots Inc (A)	43,700	691
Booking Holdings Inc *	3,434	5,823
BorgWarner Inc	144,505	4,566
Capri Holdings Ltd *	6,000	155
Dollar General Corp	53,593	8,055
DR Horton Inc	9,330	497
eBay Inc	31,596	1,094
Ford Motor Co	419,100	2,917
General Motors Co	44,500	1,357
Home Depot Inc/The	38,907	8,475
Kohl's Corp	22,186	869
Lennar Corp, Cl A	20,219	1,220
LKQ Corp *	81,100	2,399
Lowe's Cos Inc	98,334	10,479
M/I Homes Inc *	25,200	938
Marriott International Inc/MD, Cl A	16,531	2,050
McDonald's Corp	19,900	3,864
MGM Resorts International (A)	110,856	2,723
NIKE Inc, Cl B	32,406	2,896
Norwegian Cruise Line Holdings Ltd *	70,653	2,633
NVR Inc *	341	1,250
O'Reilly Automotive Inc *	5,329	1,965
Pool Corp	5,172	1,091
PulteGroup Inc	12,881	518
PVH Corp	6,500	482

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ralph Lauren Corp, Cl A	6,927	$731
Ross Stores Inc	54,991	5,982
Royal Caribbean Cruises Ltd	55,516	4,464
Skechers U.S.A. Inc, Cl A *	91,007	3,011
Sonic Automotive Inc, Cl A (A)	39,400	1,103
Starbucks Corp	27,145	2,129
Target Corp	66,029	6,801
Tractor Supply Co	11,434	1,012
Whirlpool Corp	11,900	1,522
Zumiez Inc *	8,100	215
		128,770
Consumer Staples — 6.2%
Altria Group Inc	208,786	8,429
Bunge Ltd	34,900	1,638
Coca-Cola Co/The	114,100	6,103
Conagra Brands Inc	184,623	4,928
Costco Wholesale Corp	1,315	370
Coty Inc, Cl A	203,100	1,875
JM Smucker Co/The	44,437	4,577
Keurig Dr Pepper Inc (A)	128,200	3,574
Kraft Heinz Co/The	43,400	1,075
Kroger Co/The	209,242	5,886
Mondelez International Inc, Cl A	59,931	3,164
PepsiCo Inc	13,064	1,725
Philip Morris International Inc	91,104	7,459
Pilgrim's Pride Corp *	15,700	332
Procter & Gamble Co/The	172,978	19,586
Tyson Foods Inc, Cl A	105,946	7,186
Unilever NV	69,574	3,671
US Foods Holding Corp *	73,206	2,463
Walgreens Boots Alliance Inc	17,800	814
Walmart Inc	23,000	2,477
		87,332
Energy — 3.0%
Chevron Corp	32,196	3,005
Diamondback Energy Inc	150,190	9,312
Exxon Mobil Corp	20,076	1,033
HollyFrontier Corp	28,500	960
Kinder Morgan Inc/DE	127,100	2,437
Marathon Oil Corp	25,100	208
Marathon Petroleum Corp	187,982	8,914
National Oilwell Varco Inc	40,900	765
Nordic American Tankers Ltd	46,400	149
Occidental Petroleum Corp	81,974	2,684
Phillips 66	75,240	5,632
Royal Dutch Shell PLC ADR, Cl A (A)	52,774	2,324
SM Energy Co	31,800	209
Valero Energy Corp	49,965	3,310

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
World Fuel Services Corp	12,000	$339
		41,281
Financials — 13.9%
Affiliated Managers Group Inc	22,000	1,655
Aflac Inc	94,586	4,053
Allstate Corp/The	65,753	6,921
American Equity Investment Life Holding Co	33,100	837
American International Group Inc	178,625	7,531
Ameriprise Financial Inc	14,804	2,092
Arch Capital Group Ltd *	63,514	2,568
Bank of America Corp	768,538	21,903
Bank of New York Mellon Corp/The	29,100	1,161
BankUnited Inc	1,100	33
Berkshire Hathaway Inc, Cl B *	61,398	12,669
BlackRock Inc, Cl A	3,673	1,701
Capital One Financial Corp	56,332	4,972
Citigroup Inc	123,452	7,834
Citizens Financial Group Inc	96,190	3,048
Comerica Inc	41,213	2,169
Discover Financial Services	57,784	3,790
Everest Re Group Ltd	14,341	3,555
Fifth Third Bancorp	150,527	3,673
First BanCorp/Puerto Rico	5,600	45
First Hawaiian Inc	31,786	761
Goldman Sachs Group Inc/The	21,100	4,236
Hartford Financial Services Group Inc/The	2,911	145
Hilltop Holdings Inc	2,800	58
JPMorgan Chase & Co	153,723	17,849
Ladder Capital Corp, Cl A ‡	41,390	631
Lincoln National Corp	649	29
LPL Financial Holdings Inc	26,722	2,124
Marsh & McLennan Cos Inc	61,005	6,379
MetLife Inc	175,540	7,499
Moody's Corp	4,425	1,062
Morgan Stanley	107,788	4,854
MSCI Inc, Cl A	13,277	3,923
PNC Financial Services Group Inc/The	7,081	895
Popular Inc	29,100	1,396
Principal Financial Group Inc	53,285	2,365
Progressive Corp/The	129,250	9,456
S&P Global Inc	7,785	2,070
State Street Corp	83,412	5,681
Synchrony Financial	131,955	3,840
Travelers Cos Inc/The	18,061	2,164
Unum Group	65,208	1,520
Voya Financial Inc	12,861	677
Wells Fargo & Co	338,233	13,817
Willis Towers Watson PLC	45,566	8,623
		194,264

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 15.9%
Abbott Laboratories	145,905	$11,239
AbbVie Inc	48,200	4,131
Alexion Pharmaceuticals Inc *	15,875	1,493
Allergan PLC	3,885	741
Alnylam Pharmaceuticals Inc *	2,223	262
AmerisourceBergen Corp, Cl A	60,631	5,112
Amgen Inc	38,320	7,654
Anthem Inc	23,147	5,951
Baxter International Inc	8,200	684
Becton Dickinson and Co	45,495	10,820
Biogen Inc *	19,561	6,032
Bio-Techne Corp	7,157	1,352
Bristol-Myers Squibb Co	113,601	6,709
Bruker Corp	31,647	1,379
Catalent Inc *	54,607	2,814
Charles River Laboratories International Inc *	16,073	2,500
Chemed Corp	7,231	3,020
Cigna Corp	40,055	7,328
CVS Health Corp	192,345	11,383
DaVita Inc *	11,602	901
DENTSPLY SIRONA Inc	65,200	3,210
Edwards Lifesciences Corp *	12,800	2,622
Eli Lilly & Co	8,800	1,110
Gilead Sciences Inc	91,265	6,330
HCA Healthcare Inc	59,511	7,559
Hologic Inc *	32,119	1,513
Humana Inc *	43,742	13,983
IDEXX Laboratories Inc *	869	221
IQVIA Holdings Inc *	23,800	3,320
Johnson & Johnson	134,884	18,139
Medtronic PLC	82,202	8,275
Merck & Co Inc	273,672	20,952
Mylan NV *	61,534	1,058
Pfizer Inc	162,986	5,447
Stryker Corp	11,300	2,154
Thermo Fisher Scientific Inc	4,000	1,163
UnitedHealth Group Inc	34,065	8,685
Universal Health Services Inc, Cl B	33,338	4,125
Vertex Pharmaceuticals Inc *	7,610	1,705
West Pharmaceutical Services Inc	22,086	3,325
Zimmer Biomet Holdings Inc	89,085	12,129
Zoetis Inc, Cl A	33,399	4,450
		222,980
Industrials — 11.1%
3M Co	36,832	5,497
AECOM *	67,746	3,044
Alaska Air Group Inc	17,050	860
American Woodmark Corp *	1,900	159
AMETEK Inc	36,919	3,175

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arconic Inc	124,700	$3,660
Armstrong World Industries Inc	26,173	2,621
Atkore International Group Inc *	48,000	1,772
Barrett Business Services Inc	2,600	156
BMC Stock Holdings Inc *	40,200	986
Boeing Co/The	36,236	9,969
Copart Inc *	6,058	512
CSX Corp	57,749	4,068
Curtiss-Wright Corp	19,135	2,295
Deere & Co	66,564	10,416
Delta Air Lines Inc	77,543	3,577
Eaton Corp PLC	38,577	3,500
EMCOR Group Inc	18,000	1,385
Emerson Electric Co	135,486	8,686
FedEx Corp	18,953	2,676
Fortune Brands Home & Security Inc	52,018	3,212
Gates Industrial Corp PLC *	40,500	424
General Dynamics Corp	29,460	4,704
General Electric Co	451,300	4,910
GMS Inc *	25,800	590
Honeywell International Inc	72,675	11,786
Hubbell Inc, Cl B	12,646	1,685
Huntington Ingalls Industries Inc	6,333	1,302
Illinois Tool Works Inc	16,554	2,777
Ingersoll-Rand PLC	2,800	361
Johnson Controls International plc	108,923	3,983
Kansas City Southern	19,701	2,969
Kforce Inc	9,300	283
L3Harris Technologies Inc	13,134	2,597
Lockheed Martin Corp	2,900	1,073
Lydall Inc *	6,800	81
Mueller Industries Inc	10,300	288
Northrop Grumman Corp	16,395	5,391
Oshkosh Corp	16,900	1,219
Parker-Hannifin Corp	11,189	2,067
Quanta Services Inc	17,831	680
Raytheon Co	3,997	754
Republic Services Inc, Cl A	37,839	3,415
Robert Half International Inc	59,267	2,988
SPX Corp *	12,700	533
Standex International Corp	3,100	197
Stanley Black & Decker Inc	35,435	5,092
Steelcase Inc, Cl A	30,400	493
Teledyne Technologies Inc *	5,915	1,995
Timken Co/The	50,734	2,275
TransUnion	4,364	388
United Airlines Holdings Inc *	43,693	2,691
United Parcel Service Inc, Cl B	23,500	2,127
United Rentals Inc *	7,557	1,001
United Technologies Corp	17,700	2,311
Universal Forest Products Inc	22,500	1,054
Waste Management Inc	18,011	1,996

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WW Grainger Inc	14,414	$4,000
		154,706
Information Technology — 22.5%
Accenture PLC, Cl A	29,107	5,256
Adobe Inc *	11,301	3,900
Akamai Technologies Inc *	43,206	3,738
Alliance Data Systems Corp	2,000	172
Apple Inc	156,860	42,879
Applied Materials Inc	205,464	11,942
Arrow Electronics Inc *	43,633	2,926
Booz Allen Hamilton Holding Corp, Cl A	44,622	3,182
Broadcom Inc	19,998	5,452
CACI International Inc, Cl A *	8,168	2,001
Cadence Design Systems Inc *	65,157	4,310
CDW Corp/DE	5,318	607
Cisco Systems Inc	150,412	6,006
Cognizant Technology Solutions Corp, Cl A	99,386	6,056
CoreLogic Inc/United States	700	32
Entegris Inc	48,648	2,594
EPAM Systems Inc *	11,643	2,599
F5 Networks Inc *	8,115	973
Fair Isaac Corp *	8,998	3,384
Fidelity National Information Services Inc	67,723	9,462
Fortinet Inc *	2,429	248
Genpact Ltd	77,198	2,969
Global Payments Inc	18,330	3,372
Hewlett Packard Enterprise Co	90,494	1,157
HP Inc	22,567	469
Intel Corp	196,399	10,904
International Business Machines Corp	37,199	4,841
Intuit Inc	25,107	6,675
Jabil Inc	84,966	2,723
KBR Inc	38,800	1,007
KLA Corp	15,500	2,383
Lam Research Corp	23,982	7,037
Leidos Holdings Inc	36,700	3,767
Mastercard Inc, Cl A	27,652	8,026
Microchip Technology Inc (A)	46,882	4,253
Micron Technology Inc *	144,133	7,576
Microsoft Corp	311,998	50,547
Monolithic Power Systems Inc	2,392	379
Motorola Solutions Inc	64,947	10,760
NortonLifeLock Inc	86,048	1,638
NVIDIA Corp	13,226	3,572
Oracle Corp	192,092	9,501
Perspecta Inc	18,600	464
Qorvo Inc *	29,182	2,935
QUALCOMM Inc	195,343	15,295
Seagate Technology PLC	43,801	2,100
Skyworks Solutions Inc	17,391	1,742
SS&C Technologies Holdings Inc	23,400	1,299

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SYNNEX Corp	8,800	$1,100
Synopsys Inc *	32,270	4,451
TE Connectivity Ltd	10,386	861
Teradyne Inc	17,323	1,018
Texas Instruments Inc	2,412	275
VeriSign Inc *	10,253	1,946
Virtusa Corp *	6,900	304
Visa Inc, Cl A	17,892	3,252
Western Digital Corp	8,100	450
Xerox Holdings Corp	134,040	4,316
Xilinx Inc	134,589	11,237
		314,320
Materials — 2.1%
Air Products & Chemicals Inc	4,260	936
Ardagh Group SA, Cl A	43,717	766
CF Industries Holdings Inc	48,300	1,780
Dow Inc	18,500	748
DuPont de Nemours Inc	68,259	2,928
Eastman Chemical Co	23,745	1,461
Koppers Holdings Inc *	9,400	206
LyondellBasell Industries NV, Cl A	4,537	324
Martin Marietta Materials Inc	4,100	933
Nucor Corp	209,152	8,648
Reliance Steel & Aluminum Co	27,462	2,809
RPM International Inc	32,799	2,103
Sherwin-Williams Co/The	4,900	2,532
Vulcan Materials Co	29,229	3,515
		29,689
Real Estate — 2.9%
American Tower Corp, Cl A ‡	10,302	2,337
Apartment Investment & Management Co, Cl A ‡	1,740	83
Apple Hospitality REIT Inc ‡	23,000	301
AvalonBay Communities Inc ‡	1,208	242
Boston Properties Inc ‡	29,888	3,854
CBRE Group Inc, Cl A *	20,879	1,172
Columbia Property Trust Inc ‡	12,300	232
CoreCivic Inc ‡	28,400	421
Crown Castle International Corp ‡	73,524	10,535
DiamondRock Hospitality Co ‡	22,200	202
Douglas Emmett Inc ‡	66,848	2,552
EPR Properties ‡	14,700	871
Equinix Inc ‡	1,974	1,131
Equity LifeStyle Properties Inc ‡	47,784	3,265
Equity Residential ‡	6,036	453
Franklin Street Properties Corp ‡	22,900	163
Host Hotels & Resorts Inc ‡	88,800	1,286
Hudson Pacific Properties Inc ‡	15,639	505
Jones Lang LaSalle Inc	2,200	325
Outfront Media Inc ‡	93,881	2,473

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prologis Inc ‡	19,508	$1,644
Public Storage ‡	6,781	1,418
Regency Centers Corp ‡	9,000	517
Retail Properties of America Inc, Cl A ‡	74,100	776
RLJ Lodging Trust ‡	14,100	186
Ryman Hospitality Properties Inc ‡	22,100	1,536
Service Properties Trust ‡	20,900	378
Simon Property Group Inc ‡	8,679	1,068
Welltower Inc ‡	8,542	639
		40,565
Utilities — 3.0%
Alliant Energy Corp	36,331	1,894
American Electric Power Co Inc	19,654	1,754
Dominion Energy Inc	44,900	3,510
Entergy Corp	806	94
Exelon Corp	187,423	8,080
FirstEnergy Corp	19,400	864
IDACORP Inc	10,591	1,024
NextEra Energy Inc	31,483	7,958
Pinnacle West Capital Corp	40,644	3,637
Public Service Enterprise Group Inc	63,785	3,273
Sempra Energy	21,300	2,977
SJW Group	9,700	593
Southern Co/The	39,100	2,360
UGI Corp	62,900	2,267
Vistra Energy Corp	77,500	1,490
		41,775
Total Common Stock
(Cost $1,223,315) ($ Thousands)		1,366,860

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
1.530%, 03/19/2020 (B)	$120	120
Total U.S. Treasury Obligation
(Cost $120) ($ Thousands)		120

	Shares
AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, L.P.
1.620% **†(C)	15,450,436	15,446

Total Affiliated Partnership
(Cost $15,449) ($ Thousands)		15,446

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Disciplined Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	63,831,682	$63,832
Total Cash Equivalent
(Cost $63,832) ($ Thousands)		63,832

Total Investments in Securities — 103.3%
(Cost $1,302,716) ($ Thousands)		$1,446,258

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
S&P 500 Index E-MINI	81	Mar-2020	$12,150	$11,952	$(198)

Percentages are based on Net Assets of $1,399,579 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2020. The total market value of securities on loan at February 29, 2020 was $14,685 ($ Thousands).
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2020 was $15,446 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
PLC — Public Limited Company
S&P — Standard & Poor's

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,366,860	–	–	1,366,860
U.S. Treasury Obligation	–	120	–	120
Affiliated Partnership	–	15,446	–	15,446
Cash Equivalent	63,832	–	–	63,832
Total Investments in Securities	1,430,692	15,566	–	1,446,258

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(198)	–	–	(198)
Total Other Financial Instruments	(198)	–	–	(198)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$56,762	$252,299	$(293,615)	$—	$—	$15,446	15,450,436	$—	$—
SEI Daily Income Trust, Government Fund, Cl F	72,385	759,383	(767,936)	—	—	63,832	63,831,682	841	—
Totals	$129,147	$1,011,682	$(1,061,551)	$-	$-	$79,278	79,282,118	$841	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.7%
Communication Services — 10.1%
Activision Blizzard Inc	44,856	$2,608
Alphabet Inc, Cl A *	17,429	23,342
Alphabet Inc, Cl C *	17,499	23,437
Altice USA Inc, Cl A *	18,500	478
AMC Networks Inc, Cl A *	2,185	68
AT&T Inc	425,785	14,996
Cable One Inc	257	404
CenturyLink Inc	62,106	750
Charter Communications Inc, Cl A *	8,997	4,437
Cinemark Holdings Inc	8,100	210
Comcast Corp, Cl A	262,950	10,631
Discovery Inc, Cl A *(A)	8,000	206
Discovery Inc, Cl C *	16,300	409
DISH Network Corp, Cl A *	15,226	510
Electronic Arts Inc *	17,365	1,760
Facebook Inc, Cl A *	139,200	26,792
Fox Corp	31,527	966
GCI Liberty Inc *	4,949	342
IAC/InterActiveCorp *	4,532	924
Interpublic Group of Cos Inc/The	23,275	497
John Wiley & Sons Inc, Cl A	742	28
Liberty Broadband Corp, Cl A *	1,280	158
Liberty Broadband Corp, Cl C *	5,808	731
Liberty Media Corp-Liberty Formula One, Cl A *	1,600	60
Liberty Media Corp-Liberty Formula One, Cl C *	12,200	477
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,020	180
Liberty Media Corp-Liberty SiriusXM, Cl C *	8,540	381
Lions Gate Entertainment Corp, Cl A *(A)	4,900	39
Lions Gate Entertainment Corp, Cl B *	10,883	81
Live Nation Entertainment Inc *	7,300	444
Madison Square Garden Co/The, Cl A *	1,086	291
Match Group Inc *(A)	3,400	221
Netflix Inc *	24,600	9,078
New York Times Co/The, Cl A (A)	8,800	330
News Corp	10,800	134
News Corp, Cl A	25,546	308
Nexstar Media Group Inc, Cl A	2,400	276
Omnicom Group Inc	12,744	883
Roku Inc, Cl A *(A)	4,600	523
Sinclair Broadcast Group Inc, Cl A	3,000	70
Sirius XM Holdings Inc (A)	79,600	505
Spotify Technology SA *	6,900	946
Sprint Corp *	38,015	349
Take-Two Interactive Software Inc *	6,200	666
Telephone & Data Systems Inc	4,280	86
T-Mobile US Inc *	18,200	1,641
TripAdvisor Inc *	5,767	135
Twitter Inc *	45,560	1,513
United States Cellular Corp *	831	26

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Verizon Communications Inc	241,476	$13,078
ViacomCBS Inc	715	21
ViacomCBS Inc, Cl B	28,486	701
Walt Disney Co/The	101,850	11,983
World Wrestling Entertainment Inc, Cl A	2,200	103
Zayo Group Holdings Inc *	12,600	441
Zillow Group Inc, Cl A *	2,643	147
Zillow Group Inc, Cl C *(A)	8,286	462
Zynga Inc, Cl A *	50,500	339
		161,602
Consumer Discretionary — 10.1%
Advance Auto Parts Inc	3,508	466
Amazon.com Inc *	24,089	45,378
Aptiv PLC	14,000	1,094
Aramark	15,300	532
AutoNation Inc *	3,032	130
AutoZone Inc *	1,307	1,349
Best Buy Co Inc	13,347	1,010
Booking Holdings Inc *	2,432	4,124
BorgWarner Inc	12,764	403
Bright Horizons Family Solutions Inc *	3,600	566
Brunswick Corp/DE	3,200	170
Burlington Stores Inc *	3,700	800
Caesars Entertainment Corp *	28,200	358
Capri Holdings Ltd *	7,300	188
CarMax Inc *	9,760	852
Carnival Corp, Cl A	23,300	780
Carter's Inc	1,700	156
Carvana Co, Cl A *	1,900	158
Chipotle Mexican Grill Inc, Cl A *	1,419	1,098
Choice Hotels International Inc	1,884	172
Columbia Sportswear Co	2,300	187
Darden Restaurants Inc	6,522	636
Dick's Sporting Goods Inc	1,858	67
Dollar General Corp	15,400	2,315
Dollar Tree Inc *	13,734	1,140
Domino's Pizza Inc	2,400	815
DR Horton Inc	20,368	1,085
Dunkin' Brands Group Inc	5,500	366
eBay Inc	43,811	1,518
Etsy Inc *	6,700	387
Expedia Group Inc	7,822	771
Extended Stay America Inc	7,600	83
Five Below Inc *	3,000	291
Floor & Decor Holdings Inc, Cl A *	4,800	245
Foot Locker Inc	5,869	213
Ford Motor Co	216,884	1,510
frontdoor Inc *	4,700	199
Gap Inc/The	15,021	215
Garmin Ltd	8,700	769
General Motors Co	73,700	2,248

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gentex Corp	12,864	$343
Genuine Parts Co	7,411	647
Goodyear Tire & Rubber Co/The	15,552	151
Graham Holdings Co, Cl B	157	79
Grand Canyon Education Inc *	2,300	186
Grubhub Inc *(A)	4,800	231
H&R Block Inc	11,725	242
Hanesbrands Inc (A)	19,972	264
Harley-Davidson Inc	10,003	305
Hasbro Inc	7,067	546
Hilton Grand Vacations Inc *	5,170	138
Hilton Worldwide Holdings Inc	16,633	1,617
Home Depot Inc/The	64,315	14,010
Hyatt Hotels Corp, Cl A	2,600	199
International Game Technology PLC	8,400	89
Kohl's Corp	10,319	404
L Brands Inc	11,357	246
Las Vegas Sands Corp	18,393	1,072
Lear Corp	3,600	400
Leggett & Platt Inc	7,212	286
Lennar Corp, Cl A	16,790	1,013
Lennar Corp, Cl B	1,713	82
LKQ Corp *	18,400	544
Lowe's Cos Inc	45,310	4,829
Lululemon Athletica Inc *	7,000	1,522
Macy's Inc (A)	18,430	244
Marriott International Inc/MD, Cl A	16,294	2,020
Mattel Inc *(A)	19,842	234
McDonald's Corp	44,080	8,559
MGM Resorts International (A)	29,739	730
Mohawk Industries Inc *	2,766	335
Newell Brands Inc (A)	17,093	264
NIKE Inc, Cl B	72,268	6,459
Nordstrom Inc (A)	6,912	240
Norwegian Cruise Line Holdings Ltd *	12,400	462
NVR Inc *	184	675
Ollie's Bargain Outlet Holdings Inc *(A)	2,800	142
O'Reilly Automotive Inc *	4,340	1,600
Penske Automotive Group Inc	1,800	83
Planet Fitness Inc, Cl A *	4,700	317
Polaris Inc	2,400	198
Pool Corp	2,500	527
PulteGroup Inc	12,945	520
PVH Corp	3,300	245
Qurate Retail Inc *	28,230	193
Ralph Lauren Corp, Cl A	3,180	336
Ross Stores Inc	20,976	2,282
Royal Caribbean Cruises Ltd	10,000	804
Service Corp International/US	10,894	521
ServiceMaster Global Holdings Inc *	6,200	222
Six Flags Entertainment Corp	3,500	88
Skechers U.S.A. Inc, Cl A *	8,500	281

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Starbucks Corp	69,212	$5,428
Tapestry Inc	13,967	328
Target Corp	29,385	3,027
Tempur Sealy International Inc *	1,700	127
Tesla Inc *(A)	8,437	5,636
Thor Industries Inc (A)	3,300	249
Tiffany & Co	7,125	952
TJX Cos Inc/The	71,316	4,265
Toll Brothers Inc	8,751	324
Tractor Supply Co	7,400	655
Ulta Beauty Inc *	3,152	810
Under Armour Inc, Cl A *(A)	10,700	152
Under Armour Inc, Cl C *	8,821	110
Urban Outfitters Inc *	3,820	90
Vail Resorts Inc	2,100	446
VF Corp	16,868	1,214
Wayfair Inc, Cl A *(A)	3,800	240
Wendy's Co/The	13,075	247
Whirlpool Corp	3,716	475
Williams-Sonoma Inc (A)	5,162	322
Wyndham Destinations Inc	4,768	190
Wyndham Hotels & Resorts Inc	5,768	294
Wynn Resorts Ltd	5,196	561
Yum China Holdings Inc	21,148	926
Yum! Brands Inc	16,948	1,513
		161,451
Consumer Staples — 6.6%
Altria Group Inc	109,940	4,438
Archer-Daniels-Midland Co	30,279	1,140
Beyond Meat Inc *(A)	2,700	242
Brown-Forman Corp, Cl A	2,200	129
Brown-Forman Corp, Cl B (A)	9,817	603
Bunge Ltd	8,800	413
Campbell Soup Co	8,978	405
Casey's General Stores Inc	1,900	310
Church & Dwight Co Inc	13,214	919
Clorox Co/The	7,403	1,180
Coca-Cola Co/The	223,740	11,968
Colgate-Palmolive Co	49,550	3,348
Conagra Brands Inc	28,376	757
Constellation Brands Inc, Cl A	9,331	1,608
Costco Wholesale Corp	25,681	7,220
Coty Inc, Cl A	14,922	138
Energizer Holdings Inc	2,941	127
Estee Lauder Cos Inc/The, Cl A	12,908	2,370
Flowers Foods Inc	10,325	222
General Mills Inc	34,692	1,700
Grocery Outlet Holding Corp *	1,700	54
Hain Celestial Group Inc/The *	3,300	78
Herbalife Nutrition Ltd *	6,500	210
Hershey Co/The	8,098	1,166

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hormel Foods Corp (A)	16,756	$697
Ingredion Inc	4,100	341
JM Smucker Co/The	6,311	650
Kellogg Co	13,103	792
Keurig Dr Pepper Inc (A)	13,500	376
Kimberly-Clark Corp	20,218	2,652
Kraft Heinz Co/The	33,402	827
Kroger Co/The	43,646	1,228
Lamb Weston Holdings Inc	8,362	727
McCormick & Co Inc/MD	6,593	964
Molson Coors Beverage Co, Cl B	8,862	440
Mondelez International Inc, Cl A	81,206	4,288
Monster Beverage Corp *	22,987	1,435
Nu Skin Enterprises Inc, Cl A	3,900	96
PepsiCo Inc	81,752	10,794
Philip Morris International Inc	90,968	7,448
Pilgrim's Pride Corp *	400	9
Post Holdings Inc *	3,800	385
Procter & Gamble Co/The	144,154	16,323
Seaboard Corp	16	55
Spectrum Brands Holdings Inc	2,918	157
Sprouts Farmers Market Inc *	9,000	144
Sysco Corp	28,348	1,889
TreeHouse Foods Inc *	3,000	114
Tyson Foods Inc, Cl A	16,765	1,137
US Foods Holding Corp *	13,000	437
Walgreens Boots Alliance Inc	42,525	1,946
Walmart Inc	82,079	8,838
		105,934
Energy — 3.3%
Antero Midstream Corp (A)	10,700	47
Antero Resources Corp *(A)	18,400	29
Apache Corp	21,559	537
Apergy Corp *(A)	1,828	34
Baker Hughes Co, Cl A	38,040	612
Cabot Oil & Gas Corp, Cl A	23,700	330
Centennial Resource Development Inc/DE, Cl A *	11,100	26
Cheniere Energy Inc *	13,600	698
Chesapeake Energy Corp *(A)	61,266	17
Chevron Corp	111,302	10,389
Cimarex Energy Co	6,900	228
Concho Resources Inc	10,424	709
ConocoPhillips	64,876	3,141
Continental Resources Inc/OK	5,300	100
Devon Energy Corp	20,413	331
Diamondback Energy Inc	8,717	540
EOG Resources Inc	32,390	2,049
EQT Corp	11,619	68
Equitrans Midstream Corp (A)	16,495	116
Exxon Mobil Corp	247,038	12,708

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Halliburton Co	51,036	$866
Helmerich & Payne Inc	6,550	242
Hess Corp	14,712	827
HollyFrontier Corp	7,026	237
Kinder Morgan Inc/DE	115,822	2,220
Kosmos Energy Ltd	17,200	52
Marathon Oil Corp	48,376	401
Marathon Petroleum Corp	38,419	1,822
Murphy Oil Corp (A)	5,354	101
National Oilwell Varco Inc	23,180	434
Noble Energy Inc	24,324	385
Occidental Petroleum Corp	49,819	1,631
ONEOK Inc	24,558	1,639
Parsley Energy Inc, Cl A	17,300	232
Patterson-UTI Energy Inc	13,832	79
PBF Energy Inc, Cl A	6,900	155
Phillips 66	25,088	1,878
Pioneer Natural Resources Co	9,044	1,110
Range Resources Corp *	20,614	57
Schlumberger Ltd	82,255	2,228
Targa Resources Corp	14,800	480
Transocean Ltd *(A)	33,900	114
Valero Energy Corp	23,536	1,559
Williams Cos Inc/The	70,396	1,341
WPX Energy Inc *	23,648	221
		53,020
Financials — 12.3%
Affiliated Managers Group Inc	3,220	242
Aflac Inc	41,712	1,787
AGNC Investment Corp ‡	34,059	580
Alleghany Corp *	699	470
Allstate Corp/The	18,225	1,918
Ally Financial Inc	23,500	589
American Express Co	39,434	4,335
American Financial Group Inc/OH	4,114	380
American International Group Inc	48,723	2,054
American National Insurance Co	822	81
Ameriprise Financial Inc	7,680	1,085
Annaly Capital Management Inc ‡	86,211	764
Aon PLC	13,844	2,880
Arch Capital Group Ltd *	22,600	914
Arthur J Gallagher & Co	11,104	1,083
Associated Banc-Corp	7,284	123
Assurant Inc	3,093	373
Assured Guaranty Ltd	4,700	192
Athene Holding Ltd, Cl A *	9,400	388
Axis Capital Holdings Ltd	4,800	269
Bank of America Corp	474,663	13,528
Bank of Hawaii Corp	2,282	170
Bank of New York Mellon Corp/The	46,609	1,860
Bank OZK	6,400	162

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BankUnited Inc	5,700	$169
Berkshire Hathaway Inc, Cl B *	113,900	23,502
BGC Partners Inc, Cl A	22,900	107
BlackRock Inc, Cl A	6,985	3,234
BOK Financial Corp	2,475	179
Brighthouse Financial Inc *	7,728	277
Brown & Brown Inc	13,948	600
Capital One Financial Corp	27,725	2,447
Cboe Global Markets Inc	6,600	752
Charles Schwab Corp/The	65,485	2,668
Chimera Investment Corp ‡	8,380	165
Chubb Ltd	25,791	3,740
Cincinnati Financial Corp	8,986	838
CIT Group Inc	5,103	203
Citigroup Inc	127,604	8,098
Citizens Financial Group Inc	26,700	846
CME Group Inc, Cl A	20,270	4,030
CNA Financial Corp	3,100	129
Comerica Inc	8,953	471
Commerce Bancshares Inc/MO (A)	4,891	299
Credit Acceptance Corp *	500	202
Cullen/Frost Bankers Inc (A)	3,568	280
Discover Financial Services	18,889	1,239
E*TRADE Financial Corp	12,300	563
East West Bancorp Inc	9,000	349
Eaton Vance Corp	6,010	248
Equitable Holdings Inc	26,200	561
Erie Indemnity Co, Cl A (A)	1,419	203
Evercore Inc, Cl A	3,100	207
Everest Re Group Ltd	2,500	620
FactSet Research Systems Inc	2,300	612
Fidelity National Financial Inc	15,152	587
Fifth Third Bancorp	43,082	1,051
First American Financial Corp	6,900	394
First Citizens BancShares Inc/NC, Cl A	500	227
First Hawaiian Inc	8,000	192
First Horizon National Corp	21,756	290
First Republic Bank/CA	8,900	895
FNB Corp/PA	17,100	173
Franklin Resources Inc (A)	12,749	277
Globe Life Inc	6,487	601
Goldman Sachs Group Inc/The	18,775	3,769
Hanover Insurance Group Inc/The	2,493	296
Hartford Financial Services Group Inc/The	19,610	980
Huntington Bancshares Inc/OH	55,134	676
Interactive Brokers Group Inc, Cl A	5,600	286
Intercontinental Exchange Inc	32,400	2,891
Invesco Ltd	16,800	242
Janus Henderson Group PLC	8,300	176
Jefferies Financial Group Inc	16,706	329
JPMorgan Chase & Co	181,634	21,090
Kemper Corp	3,300	227

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KeyCorp	59,751	$977
Lazard Ltd, Cl A (B)	6,900	247
Legg Mason Inc	4,781	238
LendingTree Inc *	400	110
Lincoln National Corp	11,688	530
Loews Corp	15,936	727
LPL Financial Holdings Inc	4,800	381
M&T Bank Corp	7,257	1,019
Markel Corp *	790	933
MarketAxess Holdings Inc	2,100	681
Marsh & McLennan Cos Inc	29,165	3,049
Mercury General Corp	2,396	104
MetLife Inc	44,009	1,880
MFA Financial Inc ‡	33,700	244
MGIC Investment Corp	18,900	227
Moody's Corp	9,727	2,335
Morgan Stanley	66,878	3,011
Morningstar Inc	1,000	147
MSCI Inc, Cl A	4,800	1,418
Nasdaq Inc	7,000	718
Navient Corp	10,214	115
New Residential Investment Corp ‡	24,100	375
New York Community Bancorp Inc	19,272	208
Northern Trust Corp	11,505	1,010
Old Republic International Corp	17,490	345
OneMain Holdings Inc, Cl A	4,700	173
PacWest Bancorp	8,200	259
People's United Financial Inc	24,934	349
Pinnacle Financial Partners Inc	4,100	216
PNC Financial Services Group Inc/The	25,822	3,264
Popular Inc	5,853	281
Primerica Inc	2,300	256
Principal Financial Group Inc	16,308	724
Progressive Corp/The	34,480	2,523
Prosperity Bancshares Inc	6,000	388
Prudential Financial Inc	23,663	1,785
Raymond James Financial Inc	7,221	604
Regions Financial Corp	59,487	804
Reinsurance Group of America Inc, Cl A	2,999	366
RenaissanceRe Holdings Ltd	2,600	443
S&P Global Inc	14,056	3,738
Santander Consumer USA Holdings Inc	4,900	120
SEI Investments Co †	6,742	369
Signature Bank/New York NY	3,100	388
SLM Corp	25,914	269
Starwood Property Trust Inc ‡	14,100	313
State Street Corp	20,279	1,381
Sterling Bancorp/DE	9,300	154
SVB Financial Group *	3,200	666
Synchrony Financial	36,018	1,048
Synovus Financial Corp	7,896	229
T Rowe Price Group Inc	12,630	1,490

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TCF Financial Corp	7,076	$258
TD Ameritrade Holding Corp	16,145	682
Texas Capital Bancshares Inc *	3,800	179
TFS Financial Corp	6,200	127
Travelers Cos Inc/The	15,375	1,842
Truist Financial Corp	78,763	3,634
Two Harbors Investment Corp ‡	15,900	215
Umpqua Holdings Corp	15,800	243
Unum Group	11,905	277
US Bancorp	84,197	3,910
Virtu Financial Inc, Cl A	2,600	49
Voya Financial Inc	8,500	447
Webster Financial Corp	5,600	213
Wells Fargo & Co	222,666	9,096
Western Alliance Bancorp	6,500	299
White Mountains Insurance Group Ltd	179	177
Willis Towers Watson PLC	7,500	1,419
Wintrust Financial Corp	2,000	107
WR Berkley Corp	8,121	545
Zions Bancorp NA	7,802	312
		197,374
Health Care — 13.7%
Abbott Laboratories	100,737	7,760
AbbVie Inc	86,561	7,419
ABIOMED Inc *	2,800	421
Acadia Healthcare Co Inc *(A)	7,100	210
Adaptive Biotechnologies Corp *	900	25
Agilent Technologies Inc	16,964	1,307
Agios Pharmaceuticals Inc *	3,700	176
Alexion Pharmaceuticals Inc *	11,700	1,100
Align Technology Inc *	4,600	1,004
Alkermes PLC *	9,200	192
Allergan PLC	19,316	3,683
Alnylam Pharmaceuticals Inc *	6,300	741
AmerisourceBergen Corp, Cl A	8,624	727
Amgen Inc	35,058	7,002
Anthem Inc	14,531	3,736
Avantor Inc *	14,100	222
Baxter International Inc	28,615	2,389
Becton Dickinson and Co	15,270	3,632
Biogen Inc *	10,400	3,207
BioMarin Pharmaceutical Inc *	10,600	958
Bio-Rad Laboratories Inc, Cl A *	1,300	458
Bio-Techne Corp	1,841	348
Bluebird Bio Inc *(A)	3,800	275
Boston Scientific Corp *	81,939	3,064
Bristol-Myers Squibb Co	136,719	8,075
Bruker Corp	5,700	248
Cantel Medical Corp	2,800	177
Cardinal Health Inc	17,329	903
Catalent Inc *	9,800	505

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Centene Corp *	34,458	$1,827
Cerner Corp	18,796	1,302
Change Healthcare Inc *(A)	2,600	35
Charles River Laboratories International Inc *	3,143	489
Chemed Corp	800	334
Cigna Corp	21,602	3,952
Cooper Cos Inc/The	2,904	943
Covetrus Inc *	3,907	43
CVS Health Corp	76,299	4,515
Danaher Corp	36,102	5,220
DaVita Inc *	6,885	534
DENTSPLY SIRONA Inc	13,366	658
DexCom Inc *	5,100	1,408
Edwards Lifesciences Corp *	12,328	2,525
Elanco Animal Health Inc *	21,137	579
Eli Lilly & Co	49,771	6,278
Encompass Health Corp	5,800	434
Envista Holdings Corp *	8,100	206
Exact Sciences Corp *	8,700	704
Exelixis Inc *	14,900	277
Gilead Sciences Inc	74,834	5,190
Guardant Health Inc *	1,700	148
HCA Healthcare Inc	15,500	1,969
Henry Schein Inc *	8,868	540
Hill-Rom Holdings Inc	4,124	396
Hologic Inc *	14,000	660
Horizon Therapeutics Plc *	9,700	332
Humana Inc *	7,475	2,390
ICU Medical Inc *	1,200	235
IDEXX Laboratories Inc *	5,104	1,299
Illumina Inc *	8,405	2,233
Incyte Corp *	10,300	777
Insulet Corp *	3,300	627
Integra LifeSciences Holdings Corp *	3,000	156
Intuitive Surgical Inc *	6,771	3,615
Ionis Pharmaceuticals Inc *	8,300	421
IQVIA Holdings Inc *	10,613	1,480
Jazz Pharmaceuticals PLC *	3,100	355
Johnson & Johnson	154,809	20,819
Laboratory Corp of America Holdings *	5,690	1,000
Masimo Corp *	2,300	376
McKesson Corp	10,766	1,506
MEDNAX Inc *	5,500	94
Medtronic PLC	78,526	7,905
Merck & Co Inc	148,643	11,380
Mettler-Toledo International Inc *	1,436	1,008
Moderna Inc *(A)	12,300	319
Molina Healthcare Inc *	3,400	417
Mylan NV *	30,819	530
Nektar Therapeutics, Cl A *(A)	8,700	181
Neurocrine Biosciences Inc *	5,400	511

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Penumbra Inc *(A)	1,400	$232
PerkinElmer Inc	6,534	565
Perrigo Co PLC	7,800	395
Pfizer Inc	324,822	10,856
PRA Health Sciences Inc *	3,900	367
Premier Inc, Cl A *	4,400	130
QIAGEN NV *	11,940	429
Quest Diagnostics Inc	8,244	874
Regeneron Pharmaceuticals Inc *	4,700	2,089
ResMed Inc	7,882	1,253
Sage Therapeutics Inc *	3,100	146
Sarepta Therapeutics Inc *(A)	3,900	446
Seattle Genetics Inc *	6,700	763
STERIS PLC	4,900	777
Stryker Corp	20,204	3,851
Teleflex Inc	2,740	918
Thermo Fisher Scientific Inc	23,325	6,783
United Therapeutics Corp *	2,400	247
UnitedHealth Group Inc	55,120	14,053
Universal Health Services Inc, Cl B	4,876	603
Varian Medical Systems Inc *	5,630	692
Veeva Systems Inc, Cl A *	7,600	1,079
Vertex Pharmaceuticals Inc *	15,100	3,383
Waters Corp *	3,946	769
West Pharmaceutical Services Inc	4,400	662
Zimmer Biomet Holdings Inc	12,225	1,664
Zoetis Inc, Cl A	28,144	3,750
		218,872
Industrials — 9.2%
3M Co	32,833	4,900
Acuity Brands Inc	1,900	195
ADT Inc (A)	6,700	43
AECOM *	10,116	455
AGCO Corp	3,700	224
Air Lease Corp, Cl A	5,300	203
Alaska Air Group Inc	5,900	298
Allegion plc	5,766	663
Allison Transmission Holdings Inc, Cl A	6,300	256
AMERCO *	600	193
American Airlines Group Inc (A)	23,000	438
AMETEK Inc	12,328	1,060
AO Smith Corp	7,600	301
Arconic Inc	23,267	683
Armstrong World Industries Inc	2,900	290
Boeing Co/The	30,891	8,498
BWX Technologies Inc	4,350	239
Carlisle Cos Inc	3,566	518
Caterpillar Inc	30,688	3,813
CH Robinson Worldwide Inc	6,986	481
Cintas Corp	4,857	1,296
Clean Harbors Inc *	3,400	236

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Colfax Corp *	4,700	$157
Copa Holdings SA, Cl A	1,300	108
Copart Inc *	11,436	966
CoStar Group Inc *	2,200	1,469
Crane Co	2,600	177
CSX Corp	42,896	3,022
Cummins Inc	9,012	1,363
Curtiss-Wright Corp	2,000	240
Deere & Co	18,619	2,913
Delta Air Lines Inc	34,400	1,587
Donaldson Co Inc	7,844	354
Dover Corp	8,357	859
Eaton Corp PLC	24,516	2,224
Emerson Electric Co	36,310	2,328
Equifax Inc	6,956	988
Expeditors International of Washington Inc	8,948	630
Fastenal Co	33,348	1,141
FedEx Corp	14,044	1,983
Flowserve Corp	8,100	326
Fluor Corp	10,208	95
Fortive Corp	17,253	1,193
Fortune Brands Home & Security Inc	8,420	520
Gardner Denver Holdings Inc *	5,600	184
Gates Industrial Corp PLC *	2,800	29
General Dynamics Corp	15,072	2,407
General Electric Co	507,606	5,523
Graco Inc	8,072	398
GrafTech International Ltd	3,700	30
HD Supply Holdings Inc *	10,800	411
HEICO Corp	2,210	238
HEICO Corp, Cl A	3,821	338
Hexcel Corp	5,600	362
Honeywell International Inc	42,090	6,826
Hubbell Inc, Cl B	2,592	345
Huntington Ingalls Industries Inc	2,437	501
IAA Inc *	8,100	346
IDEX Corp	4,293	635
IHS Markit Ltd	23,700	1,688
Illinois Tool Works Inc	18,180	3,050
Ingersoll-Rand PLC	13,900	1,794
ITT Inc	5,051	304
Jacobs Engineering Group Inc	7,984	737
JB Hunt Transport Services Inc	4,852	468
JetBlue Airways Corp *	11,900	188
Johnson Controls International plc	44,066	1,611
Kansas City Southern	5,900	889
KAR Auction Services Inc	8,100	156
Kirby Corp *	3,500	223
Knight-Swift Transportation Holdings Inc, Cl A (A)	6,900	220
L3Harris Technologies Inc	13,034	2,577
Landstar System Inc	2,365	239

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lennox International Inc	2,100	$479
Lincoln Electric Holdings Inc	3,800	311
Lockheed Martin Corp	14,473	5,353
Lyft Inc, Cl A *	10,800	412
Macquarie Infrastructure Corp	4,500	177
ManpowerGroup Inc	2,984	227
Masco Corp	16,079	664
Middleby Corp/The *	2,600	291
MSC Industrial Direct Co Inc, Cl A	2,720	168
Nielsen Holdings PLC	23,200	422
Nordson Corp	3,100	450
Norfolk Southern Corp	14,833	2,705
Northrop Grumman Corp	9,378	3,084
nVent Electric PLC	7,173	172
Old Dominion Freight Line Inc	4,000	775
Oshkosh Corp	4,359	314
Owens Corning	6,200	350
PACCAR Inc	20,370	1,363
Parker-Hannifin Corp	7,004	1,294
Pentair PLC	8,873	350
Quanta Services Inc	6,400	244
Raytheon Co	16,468	3,105
Regal Beloit Corp	2,500	194
Republic Services Inc, Cl A	12,442	1,123
Resideo Technologies Inc *	8,898	96
Robert Half International Inc	7,376	372
Rockwell Automation Inc	6,904	1,267
Rollins Inc	9,225	345
Roper Technologies Inc	6,100	2,145
Ryder System Inc	2,706	103
Schneider National Inc, Cl B	3,000	54
Sensata Technologies Holding PLC *	10,100	412
Snap-on Inc	2,691	390
Southwest Airlines Co	26,520	1,225
Spirit AeroSystems Holdings Inc, Cl A	4,800	254
Stanley Black & Decker Inc	9,193	1,321
Stericycle Inc *	5,926	340
Teledyne Technologies Inc *	1,900	641
Textron Inc	13,422	545
Timken Co/The	3,769	169
Toro Co/The	6,340	453
TransDigm Group Inc *	2,993	1,670
TransUnion	11,200	996
Trinity Industries Inc	4,800	98
Uber Technologies Inc *	53,700	1,819
Union Pacific Corp	40,632	6,493
United Airlines Holdings Inc *	12,700	782
United Parcel Service Inc, Cl B	41,141	3,723
United Rentals Inc *	3,900	517
United Technologies Corp	47,478	6,200
Univar Solutions Inc *	10,400	177
Valmont Industries Inc	800	93

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Verisk Analytics Inc, Cl A	9,300	$1,443
WABCO Holdings Inc *	2,624	354
Waste Management Inc	25,094	2,781
Watsco Inc	1,900	298
WESCO International Inc *	2,500	101
Westinghouse Air Brake Technologies Corp	9,437	648
Woodward Inc	3,000	310
WW Grainger Inc	2,387	662
XPO Logistics Inc *(A)	4,900	362
Xylem Inc/NY	9,502	735
		147,064
Information Technology — 23.9%
2U Inc *	4,100	96
Accenture PLC, Cl A	37,300	6,736
Adobe Inc *	28,402	9,802
Advanced Micro Devices Inc *	61,000	2,774
Akamai Technologies Inc *	9,718	841
Alliance Data Systems Corp	2,612	224
Alteryx Inc, Cl A *	2,400	335
Amdocs Ltd	8,500	542
Amphenol Corp, Cl A	17,484	1,603
Analog Devices Inc	21,379	2,331
Anaplan Inc *	4,300	193
ANSYS Inc *	4,900	1,187
Apple Inc	258,625	70,698
Applied Materials Inc	52,255	3,037
Arista Networks Inc *	3,700	715
Arrow Electronics Inc *	4,689	314
Aspen Technology Inc *	3,800	405
Atlassian Corp PLC, Cl A *	6,400	928
Autodesk Inc *	13,037	2,489
Automatic Data Processing Inc	24,892	3,852
Avalara Inc *	2,100	178
Avnet Inc	3,810	117
Black Knight Inc *	7,200	480
Booz Allen Hamilton Holding Corp, Cl A	8,600	613
Broadcom Inc	22,632	6,170
Broadridge Financial Solutions Inc	5,973	623
CACI International Inc, Cl A *	1,300	319
Cadence Design Systems Inc *	16,263	1,076
CDK Global Inc	7,597	350
CDW Corp/DE	8,700	994
Cerence Inc *	2,712	59
Ceridian HCM Holding Inc *(A)	5,700	403
Ciena Corp *	8,600	331
Cisco Systems Inc	250,227	9,992
Citrix Systems Inc	7,387	764
Cognex Corp	9,200	410
Cognizant Technology Solutions Corp, Cl A	32,776	1,997
Coherent Inc *	800	103
CommScope Holding Co Inc *	13,300	146

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CoreLogic Inc/United States	4,584	$208
Corning Inc	41,958	1,001
Coupa Software Inc *	3,400	509
Cree Inc *	5,800	259
Cypress Semiconductor Corp	21,500	496
Dell Technologies Inc, Cl C *	9,142	370
DocuSign Inc, Cl A *	8,600	742
Dolby Laboratories Inc, Cl A	2,643	174
Dropbox Inc, Cl A *	11,400	223
DXC Technology Co	15,736	379
Dynatrace Inc *	6,500	210
EchoStar Corp, Cl A *	3,332	116
Elastic NV *	1,800	133
Entegris Inc	7,300	389
EPAM Systems Inc *	2,800	625
Euronet Worldwide Inc *	2,400	298
F5 Networks Inc *	3,638	436
Fair Isaac Corp *	1,700	639
Fidelity National Information Services Inc	35,748	4,995
FireEye Inc *	6,400	85
First Solar Inc *	5,100	233
Fiserv Inc *	33,174	3,628
FleetCor Technologies Inc *	4,700	1,249
FLIR Systems Inc	6,000	255
Fortinet Inc *	8,400	857
Gartner Inc *	5,100	660
Genpact Ltd	9,000	346
Global Payments Inc	17,552	3,229
GoDaddy Inc, Cl A *	10,600	742
Guidewire Software Inc *	4,300	471
Hewlett Packard Enterprise Co	79,670	1,019
HP Inc	82,870	1,723
HubSpot Inc *	2,200	395
Intel Corp	253,958	14,100
International Business Machines Corp	51,898	6,754
Intuit Inc	14,652	3,895
IPG Photonics Corp *	1,400	179
Jabil Inc	9,274	297
Jack Henry & Associates Inc	4,400	668
Juniper Networks Inc	15,825	336
Keysight Technologies Inc *	10,932	1,036
KLA Corp	9,209	1,415
Lam Research Corp	8,552	2,509
Leidos Holdings Inc	7,073	726
Littelfuse Inc	1,000	160
LogMeIn Inc *	3,500	298
Manhattan Associates Inc *	2,700	182
Marvell Technology Group Ltd	38,202	814
Mastercard Inc, Cl A	51,700	15,006
Maxim Integrated Products Inc	15,800	879
Medallia Inc *	800	20
Microchip Technology Inc (A)	12,615	1,144

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Micron Technology Inc *	65,216	$3,428
Microsoft Corp	440,000	71,284
MKS Instruments Inc	3,200	321
MongoDB Inc, Cl A *(A)	2,500	381
Monolithic Power Systems Inc	2,400	381
Motorola Solutions Inc	9,514	1,576
National Instruments Corp	6,604	266
NCR Corp *	5,189	131
NetApp Inc	12,555	587
New Relic Inc *	2,400	135
NortonLifeLock Inc	34,548	657
Nuance Communications Inc *	18,100	391
Nutanix Inc, Cl A *	8,200	195
NVIDIA Corp	34,156	9,225
Okta Inc, Cl A *	6,100	781
ON Semiconductor Corp *	22,400	418
Oracle Corp	120,320	5,951
PagerDuty Inc *	300	6
Palo Alto Networks Inc *	5,500	1,015
Paychex Inc	18,607	1,442
Paycom Software Inc *	2,700	763
Paylocity Holding Corp *	1,600	207
PayPal Holdings Inc *	68,711	7,420
Pegasystems Inc	2,900	262
Pluralsight Inc, Cl A *	3,400	61
Proofpoint Inc *	2,800	299
PTC Inc *	6,300	476
Pure Storage Inc, Cl A *	12,600	192
Qorvo Inc *	7,200	724
QUALCOMM Inc	67,059	5,251
RealPage Inc *	5,400	346
RingCentral Inc, Cl A *	4,400	1,037
Sabre Corp	12,900	176
salesforce.com Inc *	48,584	8,279
ServiceNow Inc *	10,700	3,489
Skyworks Solutions Inc	10,100	1,012
Smartsheet Inc, Cl A *	4,400	204
SolarWinds Corp *	1,600	29
Splunk Inc *	8,800	1,297
Square Inc, Cl A *	19,600	1,633
SS&C Technologies Holdings Inc	13,100	727
Switch Inc, Cl A	2,400	34
SYNNEX Corp	2,200	275
Synopsys Inc *	8,082	1,115
Teradata Corp *	7,889	157
Teradyne Inc	10,463	615
Texas Instruments Inc	54,908	6,267
Trade Desk Inc/The, Cl A *(A)	2,100	603
Trimble Inc *	15,728	621
Twilio Inc, Cl A *(A)	6,700	755
Tyler Technologies Inc *	2,300	721
Ubiquiti Inc	500	68

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Display Corp	2,400	$381
VeriSign Inc *	6,285	1,193
ViaSat Inc *	3,000	173
Visa Inc, Cl A	99,900	18,158
VMware Inc, Cl A *	4,500	542
Western Digital Corp	18,096	1,005
Western Union Co/The (A)	25,228	565
WEX Inc *	2,600	487
Workday Inc, Cl A *	9,300	1,611
Xerox Holdings Corp	7,999	258
Xilinx Inc	14,757	1,232
Zebra Technologies Corp, Cl A *	3,125	659
Zendesk Inc *	5,500	436
Zscaler Inc *(A)	3,300	172
		382,297
Materials — 2.5%
Air Products & Chemicals Inc	12,994	2,854
Albemarle Corp (A)	6,973	571
Alcoa Corp *	9,188	127
AptarGroup Inc	3,500	354
Ardagh Group SA, Cl A	1,200	21
Ashland Global Holdings Inc	3,376	241
Avery Dennison Corp	4,710	539
Axalta Coating Systems Ltd *	8,800	219
Ball Corp	19,400	1,367
Berry Global Group Inc *	8,500	323
Cabot Corp	4,273	160
Celanese Corp, Cl A	7,283	683
CF Industries Holdings Inc	12,630	466
Chemours Co/The	12,700	189
Corteva Inc	40,676	1,106
Crown Holdings Inc *	8,251	582
Domtar Corp	2,300	66
Dow Inc	43,176	1,745
DuPont de Nemours Inc	41,976	1,801
Eagle Materials Inc	2,100	166
Eastman Chemical Co	6,928	426
Ecolab Inc	14,908	2,690
Element Solutions Inc *	16,800	175
FMC Corp	7,620	709
Freeport-McMoRan Inc, Cl B	76,324	760
Graphic Packaging Holding Co	15,300	207
Huntsman Corp	8,729	165
International Flavors & Fragrances Inc (A)	6,291	754
International Paper Co	23,055	852
Linde PLC	31,425	6,002
LyondellBasell Industries NV, Cl A	15,460	1,105
Martin Marietta Materials Inc	3,663	833
Mosaic Co/The	22,478	383
NewMarket Corp	300	117
Newmont Corp	46,833	2,090

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nucor Corp	17,890	$740
O-I Glass Inc, Cl I	8,891	96
Olin Corp	12,700	206
Packaging Corp of America	5,499	498
PPG Industries Inc	12,946	1,352
Reliance Steel & Aluminum Co	3,700	378
Royal Gold Inc	3,000	289
RPM International Inc	7,669	492
Scotts Miracle-Gro Co/The, Cl A	1,606	170
Sealed Air Corp	8,568	260
Sherwin-Williams Co/The	4,937	2,551
Silgan Holdings Inc	3,808	109
Sonoco Products Co	5,746	277
Southern Copper Corp	5,768	194
Steel Dynamics Inc	11,900	317
United States Steel Corp (A)	7,983	64
Valvoline Inc	11,204	218
Vulcan Materials Co	7,757	933
Westlake Chemical Corp	2,000	112
Westrock Co	12,845	427
WR Grace & Co	2,000	113
		40,644
Real Estate — 3.7%
Alexandria Real Estate Equities Inc ‡	6,500	987
American Campus Communities Inc ‡	8,000	348
American Homes 4 Rent, Cl A ‡	16,800	435
American Tower Corp, Cl A ‡	25,722	5,834
Americold Realty Trust ‡	10,500	322
Apartment Investment & Management Co, Cl A ‡	9,503	455
Apple Hospitality REIT Inc ‡	6,900	90
AvalonBay Communities Inc ‡	8,341	1,673
Boston Properties Inc ‡	8,384	1,081
Brandywine Realty Trust ‡	4,500	61
Brixmor Property Group Inc ‡	17,300	315
Brookfield Property REIT Inc, Cl A ‡(A)	6,465	105
Camden Property Trust ‡	5,847	620
CBRE Group Inc, Cl A *	19,617	1,101
Colony Capital Inc ‡	21,023	83
Columbia Property Trust Inc ‡	4,000	75
CoreSite Realty Corp ‡	2,100	218
Corporate Office Properties Trust ‡	4,600	117
Cousins Properties Inc ‡	7,900	282
Crown Castle International Corp ‡	23,796	3,410
CubeSmart ‡	10,700	324
CyrusOne Inc ‡	6,900	418
Digital Realty Trust Inc ‡(A)	12,096	1,453
Douglas Emmett Inc ‡	9,200	351
Duke Realty Corp ‡	20,309	659
Empire State Realty Trust Inc, Cl A ‡	12,600	147
EPR Properties ‡	4,500	267

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equinix Inc ‡	4,842	$2,774
Equity Commonwealth *‡	5,325	168
Equity LifeStyle Properties Inc ‡	9,400	642
Equity Residential ‡	21,877	1,643
Essex Property Trust Inc ‡	3,854	1,092
Extra Space Storage Inc ‡	7,500	753
Federal Realty Investment Trust ‡	3,996	465
Gaming and Leisure Properties Inc ‡	12,491	558
Healthcare Trust of America Inc, Cl A ‡	11,800	367
Healthpeak Properties Inc ‡	27,874	882
Highwoods Properties Inc ‡	5,400	242
Host Hotels & Resorts Inc ‡	43,040	623
Howard Hughes Corp/The *	2,773	299
Hudson Pacific Properties Inc ‡	9,100	294
Invitation Homes Inc ‡	31,400	901
Iron Mountain Inc ‡(A)	14,303	435
JBG SMITH Properties ‡	8,518	312
Jones Lang LaSalle Inc	3,300	488
Kilroy Realty Corp ‡	5,200	378
Kimco Realty Corp ‡	22,344	388
Lamar Advertising Co, Cl A ‡	4,740	397
Life Storage Inc ‡	3,100	335
Macerich Co/The ‡(A)	7,511	153
Medical Properties Trust Inc ‡	26,900	568
Mid-America Apartment Communities Inc ‡	6,950	898
National Retail Properties Inc ‡	9,300	473
Omega Healthcare Investors Inc ‡	11,700	463
Outfront Media Inc ‡	6,580	173
Paramount Group Inc ‡	11,600	141
Park Hotels & Resorts Inc ‡	14,488	264
Prologis Inc ‡	43,144	3,636
Public Storage ‡	8,868	1,855
Rayonier Inc ‡	7,504	199
Realty Income Corp ‡	18,500	1,339
Regency Centers Corp ‡	9,658	555
Retail Properties of America Inc, Cl A ‡	14,900	156
SBA Communications Corp, Cl A ‡	6,500	1,723
Service Properties Trust ‡	9,166	166
Simon Property Group Inc ‡	18,281	2,250
SITE Centers Corp ‡	3,400	39
SL Green Realty Corp ‡	5,268	413
Spirit Realty Capital Inc ‡	4,120	187
STORE Capital Corp ‡	10,600	348
Sun Communities Inc ‡	4,900	749
Taubman Centers Inc ‡	3,300	172
UDR Inc ‡	16,093	724
Ventas Inc ‡	21,192	1,140
VEREIT Inc ‡	63,400	549
VICI Properties Inc ‡	25,200	632
Vornado Realty Trust ‡	9,936	532
Weingarten Realty Investors ‡	6,767	182
Welltower Inc ‡	23,383	1,750

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weyerhaeuser Co ‡	43,446	$1,129
WP Carey Inc ‡	9,700	751
		59,976
Utilities — 3.3%
AES Corp/VA	37,624	629
Alliant Energy Corp	13,052	680
Ameren Corp	14,490	1,145
American Electric Power Co Inc	29,250	2,611
American Water Works Co Inc	10,500	1,298
Atmos Energy Corp	6,591	681
Avangrid Inc	3,094	154
CenterPoint Energy Inc	30,115	693
CMS Energy Corp	15,242	921
Consolidated Edison Inc	19,316	1,522
Dominion Energy Inc	48,370	3,782
DTE Energy Co	10,664	1,191
Duke Energy Corp	42,816	3,926
Edison International	19,179	1,289
Entergy Corp	11,498	1,344
Essential Utilities Inc	12,046	518
Evergy Inc	13,149	859
Eversource Energy	18,708	1,618
Exelon Corp	57,376	2,473
FirstEnergy Corp	30,827	1,373
Hawaiian Electric Industries Inc	7,546	323
IDACORP Inc	2,700	261
MDU Resources Group Inc	10,421	289
National Fuel Gas Co	4,789	175
NextEra Energy Inc	28,573	7,222
NiSource Inc	23,421	633
NRG Energy Inc	15,100	501
OGE Energy Corp	10,036	382
PG&E Corp *(A)	31,618	490
Pinnacle West Capital Corp	6,992	626
PPL Corp	42,026	1,261
Public Service Enterprise Group Inc	27,852	1,429
Sempra Energy	16,323	2,282
Southern Co/The	59,503	3,592
UGI Corp	11,725	423
Vistra Energy Corp	25,100	483
WEC Energy Group Inc	18,257	1,686
Xcel Energy Inc	29,781	1,856
		52,621
Total Common Stock
(Cost $618,299) ($ Thousands)		1,580,855

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P.
1.620% **†(C)	20,159,335	$20,158

Total Affiliated Partnership
(Cost $20,159) ($ Thousands)		20,158

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	17,320,440	17,320
Total Cash Equivalent
(Cost $17,320) ($ Thousands)		17,320

Total Investments in Securities — 101.0%
(Cost $655,778) ($ Thousands)		$1,618,333

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	123	Mar-2020	$19,518	$18,149	$(1,369)
S&P Mid Cap 400 Index E-MINI	9	Mar-2020	1,837	1,631	(206)
			$21,355	$19,780	$(1,575)

Percentages are based on Net Assets of $1,602,031 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2020. The total market value of securities on loan at February 29, 2020 was $19,446 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 29, 2020, such securities amounted to $247 ($ Thousands), or 0.0% of the net assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2020 was $20,158 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
REIT — Real Estate investment Trust
S&P— Standard & Poor's

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,580,855	–	–	1,580,855
Affiliated Partnership	–	20,158	–	20,158
Cash Equivalent	17,320	–	–	17,320
Total Investments in Securities	1,598,175	20,158	–	1,618,333

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(1,575)	–	–	(1,575)
Total Other Financial Instruments	(1,575)	–	–	(1,575)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Large Cap Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value at 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 2/29/2020	Shares	Income	Capital Gains
SEI Investment Co.	$339	$—	$—	$—	$30	$369	6,742	$5	$—
SEI Liquidity Fund, L.P.	20,606	115,691	(116,140)	—	1	20,158	20,159,335	48	—
SEI Daily Income Trust, Government Fund, Cl F	32,626	283,096	(298,402)	—	—	17,320	17,320,440	355	—
Totals	$53,571	$398,787	$(414,542)	$-	$31	$37,847	37,486,517	$408	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%
Communication Services — 10.4%
Activision Blizzard Inc	121,300	$7,051
Alphabet Inc, Cl A *	47,141	63,134
Alphabet Inc, Cl C *	46,963	62,899
AT&T Inc	1,149,191	40,475
CenturyLink Inc	153,074	1,848
Charter Communications Inc, Cl A *	24,600	12,132
Comcast Corp, Cl A	714,448	28,885
Discovery Inc, Cl A *(A)	24,700	635
Discovery Inc, Cl C *	52,345	1,314
DISH Network Corp, Cl A *	39,968	1,340
Electronic Arts Inc *	46,300	4,693
Facebook Inc, Cl A *	378,378	72,826
Fox Corp	80,657	2,472
Interpublic Group of Cos Inc/The	60,500	1,292
Live Nation Entertainment Inc *	22,000	1,337
Netflix Inc *	68,979	25,455
News Corp	19,000	236
News Corp, Cl A	60,583	732
Omnicom Group Inc	34,000	2,356
Take-Two Interactive Software Inc *	17,700	1,902
T-Mobile US Inc *	49,400	4,454
Twitter Inc *	121,100	4,020
Verizon Communications Inc	650,752	35,245
ViacomCBS Inc, Cl B	84,281	2,074
Walt Disney Co/The	283,619	33,368
		412,175
Consumer Discretionary — 9.6%
Advance Auto Parts Inc	10,800	1,436
Amazon.com Inc *	65,460	123,310
Aptiv PLC	39,800	3,109
AutoZone Inc *	3,745	3,867
Best Buy Co Inc	35,487	2,685
Booking Holdings Inc *	6,584	11,164
BorgWarner Inc	32,200	1,018
Capri Holdings Ltd *	23,700	612
CarMax Inc *	25,700	2,244
Carnival Corp, Cl A	62,500	2,091
Chipotle Mexican Grill Inc, Cl A *	3,920	3,032
Darden Restaurants Inc	19,095	1,862
Dollar General Corp	40,300	6,057
Dollar Tree Inc *	36,969	3,070
DR Horton Inc	52,291	2,786
eBay Inc	119,283	4,132
Expedia Group Inc	21,795	2,149
Ford Motor Co	598,243	4,164
Gap Inc/The	33,200	476
Garmin Ltd	22,495	1,988
General Motors Co	198,787	6,063
Genuine Parts Co	22,700	1,980
H&R Block Inc	30,491	630

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hanesbrands Inc	56,400	$747
Harley-Davidson Inc (A)	24,100	734
Hasbro Inc	19,895	1,537
Hilton Worldwide Holdings Inc	44,000	4,277
Home Depot Inc/The	171,587	37,378
Kohl's Corp	24,391	955
L Brands Inc	39,900	864
Las Vegas Sands Corp	52,700	3,073
Leggett & Platt Inc	20,495	813
Lennar Corp, Cl A	43,691	2,636
LKQ Corp *	47,800	1,414
Lowe's Cos Inc	120,187	12,808
Macy's Inc (A)	48,200	638
Marriott International Inc/MD, Cl A	42,736	5,299
McDonald's Corp	118,587	23,026
MGM Resorts International (A)	80,300	1,972
Mohawk Industries Inc *	9,300	1,127
Newell Brands Inc	59,490	918
NIKE Inc, Cl B	196,282	17,544
Nordstrom Inc (A)	16,695	579
Norwegian Cruise Line Holdings Ltd *	33,200	1,237
NVR Inc *	540	1,980
O'Reilly Automotive Inc *	12,000	4,425
PulteGroup Inc	39,783	1,599
PVH Corp	11,600	860
Ralph Lauren Corp, Cl A	7,795	822
Ross Stores Inc	57,200	6,222
Royal Caribbean Cruises Ltd	26,800	2,155
Starbucks Corp	186,082	14,594
Tapestry Inc	43,091	1,010
Target Corp	79,991	8,239
Tiffany & Co	16,795	2,244
TJX Cos Inc/The	190,182	11,373
Tractor Supply Co	18,500	1,637
Ulta Beauty Inc *	8,900	2,288
Under Armour Inc, Cl A *(A)	27,295	387
Under Armour Inc, Cl C *	30,332	379
VF Corp	51,091	3,679
Whirlpool Corp	9,900	1,266
Wynn Resorts Ltd	15,100	1,631
Yum! Brands Inc	48,000	4,284
		380,575
Consumer Staples — 7.0%
Altria Group Inc	292,783	11,820
Archer-Daniels-Midland Co	86,891	3,271
Brown-Forman Corp, Cl B	28,390	1,743
Campbell Soup Co	26,391	1,191
Church & Dwight Co Inc	38,300	2,663
Clorox Co/The	19,600	3,125
Coca-Cola Co/The	606,757	32,456
Colgate-Palmolive Co	134,491	9,088

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Conagra Brands Inc	75,887	$2,025
Constellation Brands Inc, Cl A	26,100	4,499
Costco Wholesale Corp	69,600	19,567
Coty Inc, Cl A	46,121	426
Estee Lauder Cos Inc/The, Cl A	35,200	6,463
General Mills Inc	95,796	4,694
Hershey Co/The	23,100	3,326
Hormel Foods Corp (A)	43,392	1,805
JM Smucker Co/The	17,795	1,833
Kellogg Co	38,800	2,346
Kimberly-Clark Corp	54,196	7,110
Kraft Heinz Co/The	97,191	2,407
Kroger Co/The	125,082	3,519
Lamb Weston Holdings Inc	22,800	1,981
McCormick & Co Inc/MD	19,295	2,821
Molson Coors Beverage Co, Cl B	29,295	1,453
Mondelez International Inc, Cl A	225,778	11,921
Monster Beverage Corp *	59,531	3,715
PepsiCo Inc	219,478	28,978
Philip Morris International Inc	244,978	20,056
Procter & Gamble Co/The	392,267	44,416
Sysco Corp	80,700	5,379
Tyson Foods Inc, Cl A	46,087	3,126
Walgreens Boots Alliance Inc	117,987	5,399
Walmart Inc	223,283	24,043
		278,665
Energy — 3.5%
Apache Corp	58,700	1,463
Baker Hughes Co, Cl A	101,400	1,632
Cabot Oil & Gas Corp, Cl A	63,687	887
Chevron Corp	297,578	27,776
Cimarex Energy Co	15,896	525
Concho Resources Inc	31,400	2,136
ConocoPhillips	172,183	8,337
Devon Energy Corp	60,400	981
Diamondback Energy Inc	25,100	1,556
EOG Resources Inc	91,891	5,813
Exxon Mobil Corp	665,800	34,249
Halliburton Co	136,991	2,323
Helmerich & Payne Inc	16,895	623
Hess Corp	40,400	2,270
HollyFrontier Corp	23,200	782
Kinder Morgan Inc/DE	307,983	5,904
Marathon Oil Corp	124,800	1,033
Marathon Petroleum Corp	102,211	4,847
National Oilwell Varco Inc	60,200	1,126
Noble Energy Inc	74,600	1,181
Occidental Petroleum Corp	137,324	4,496
ONEOK Inc	65,491	4,370
Phillips 66	70,196	5,255
Pioneer Natural Resources Co	25,796	3,167

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schlumberger Ltd	218,566	$5,921
TechnipFMC PLC	65,600	974
Valero Energy Corp	63,100	4,180
Williams Cos Inc/The	189,096	3,602
		137,409
Financials — 11.9%
Aflac Inc	115,482	4,948
Allstate Corp/The	51,300	5,399
American Express Co	105,187	11,563
American International Group Inc	137,378	5,792
Ameriprise Financial Inc	19,800	2,798
Aon PLC	36,900	7,675
Arthur J Gallagher & Co	29,100	2,837
Assurant Inc	9,495	1,145
Bank of America Corp	1,273,683	36,300
Bank of New York Mellon Corp/The	132,087	5,270
Berkshire Hathaway Inc, Cl B *	307,628	63,476
BlackRock Inc, Cl A	18,596	8,610
Capital One Financial Corp	73,596	6,496
Cboe Global Markets Inc	17,300	1,972
Charles Schwab Corp/The	180,591	7,359
Chubb Ltd	71,447	10,362
Cincinnati Financial Corp	23,696	2,209
Citigroup Inc	343,757	21,815
Citizens Financial Group Inc	67,800	2,149
CME Group Inc, Cl A	56,495	11,232
Comerica Inc	22,491	1,184
Discover Financial Services	48,900	3,207
E*TRADE Financial Corp	35,291	1,616
Everest Re Group Ltd	6,400	1,586
Fifth Third Bancorp	110,700	2,701
First Republic Bank/CA	26,300	2,645
Franklin Resources Inc (A)	43,495	946
Globe Life Inc	15,546	1,440
Goldman Sachs Group Inc/The	50,291	10,097
Hartford Financial Services Group Inc/The	56,200	2,807
Huntington Bancshares Inc/OH	161,161	1,977
Intercontinental Exchange Inc	87,900	7,842
Invesco Ltd	58,100	837
JPMorgan Chase & Co	493,257	57,272
KeyCorp	153,700	2,513
Lincoln National Corp	30,900	1,403
Loews Corp	39,887	1,820
M&T Bank Corp	20,623	2,895
MarketAxess Holdings Inc	5,900	1,914
Marsh & McLennan Cos Inc	79,691	8,332
MetLife Inc	123,687	5,284
Moody's Corp	25,500	6,121
Morgan Stanley	193,000	8,691
MSCI Inc, Cl A	13,200	3,900
Nasdaq Inc	17,900	1,836

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northern Trust Corp	33,096	$2,904
People's United Financial Inc	69,300	970
PNC Financial Services Group Inc/The	69,191	8,746
Principal Financial Group Inc	40,291	1,789
Progressive Corp/The	92,283	6,751
Prudential Financial Inc	63,700	4,806
Raymond James Financial Inc	19,300	1,614
Regions Financial Corp	150,500	2,035
S&P Global Inc	38,400	10,211
State Street Corp	56,700	3,862
SVB Financial Group *	8,000	1,665
Synchrony Financial	92,721	2,698
T Rowe Price Group Inc	35,900	4,237
Travelers Cos Inc/The	40,896	4,900
Truist Financial Corp	211,592	9,763
Unum Group	32,191	750
US Bancorp	222,883	10,351
Wells Fargo & Co	605,848	24,749
Willis Towers Watson PLC	20,045	3,794
WR Berkley Corp	22,600	1,517
Zions Bancorp NA	26,600	1,063
		469,448
Health Care — 13.6%
Abbott Laboratories	278,248	21,433
AbbVie Inc	232,878	19,960
ABIOMED Inc *	7,000	1,052
Agilent Technologies Inc	48,291	3,722
Alexion Pharmaceuticals Inc *	34,500	3,244
Align Technology Inc *	11,200	2,446
Allergan PLC	51,799	9,877
AmerisourceBergen Corp, Cl A	23,496	1,981
Amgen Inc	93,591	18,693
Anthem Inc	39,996	10,283
Baxter International Inc	80,629	6,730
Becton Dickinson and Co	42,639	10,140
Biogen Inc *	28,500	8,789
Boston Scientific Corp *	220,100	8,230
Bristol-Myers Squibb Co	369,070	21,797
Cardinal Health Inc	45,596	2,376
Centene Corp *	92,464	4,902
Cerner Corp	49,000	3,394
Cigna Corp	58,907	10,776
Cooper Cos Inc/The	7,700	2,499
CVS Health Corp	203,957	12,070
Danaher Corp	100,700	14,559
DaVita Inc *	13,995	1,086
DENTSPLY SIRONA Inc	34,691	1,708
Edwards Lifesciences Corp *	32,900	6,739
Eli Lilly & Co	133,045	16,781
Gilead Sciences Inc	198,378	13,760
HCA Healthcare Inc	41,895	5,321

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Henry Schein Inc *	22,900	$1,396
Hologic Inc *	41,800	1,970
Humana Inc *	20,896	6,680
IDEXX Laboratories Inc *	13,400	3,410
Illumina Inc *	23,200	6,164
Incyte Corp *	27,900	2,104
Intuitive Surgical Inc *	18,200	9,718
IQVIA Holdings Inc *	27,700	3,864
Johnson & Johnson	413,970	55,671
Laboratory Corp of America Holdings *	15,100	2,653
McKesson Corp	28,100	3,930
Medtronic PLC	211,061	21,248
Merck & Co Inc	400,670	30,675
Mettler-Toledo International Inc *	3,800	2,666
Mylan NV *	80,496	1,384
PerkinElmer Inc	17,300	1,495
Perrigo Co PLC	21,196	1,074
Pfizer Inc	870,935	29,107
Quest Diagnostics Inc	21,000	2,227
Regeneron Pharmaceuticals Inc *	12,600	5,602
ResMed Inc	22,400	3,561
STERIS PLC	13,200	2,094
Stryker Corp	50,796	9,681
Teleflex Inc	7,200	2,412
Thermo Fisher Scientific Inc	63,191	18,376
UnitedHealth Group Inc	149,087	38,011
Universal Health Services Inc, Cl B	12,500	1,547
Varian Medical Systems Inc *	14,195	1,746
Vertex Pharmaceuticals Inc *	40,600	9,096
Waters Corp *	10,100	1,968
Zimmer Biomet Holdings Inc	32,595	4,438
Zoetis Inc, Cl A	74,700	9,952
		540,268
Industrials — 8.6%
3M Co	90,091	13,445
Alaska Air Group Inc	19,200	969
Allegion plc	14,496	1,667
American Airlines Group Inc (A)	60,791	1,158
AMETEK Inc	35,700	3,070
AO Smith Corp	21,400	846
Arconic Inc	60,466	1,775
Boeing Co/The	84,191	23,162
Caterpillar Inc	86,691	10,770
CH Robinson Worldwide Inc (A)	21,095	1,453
Cintas Corp	13,095	3,493
Copart Inc *	31,900	2,695
CSX Corp	122,078	8,600
Cummins Inc	23,896	3,615
Deere & Co	49,696	7,776
Delta Air Lines Inc	91,287	4,211
Dover Corp	22,700	2,332

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eaton Corp PLC	65,095	$5,905
Emerson Electric Co	96,391	6,180
Equifax Inc	18,895	2,684
Expeditors International of Washington Inc	26,591	1,873
Fastenal Co	89,482	3,062
FedEx Corp	38,000	5,364
Flowserve Corp	20,400	820
Fortive Corp	46,125	3,190
Fortune Brands Home & Security Inc	21,700	1,340
General Dynamics Corp	37,096	5,924
General Electric Co	1,376,388	14,975
Honeywell International Inc	112,587	18,258
Huntington Ingalls Industries Inc	6,400	1,315
IDEX Corp	11,900	1,761
IHS Markit Ltd	63,600	4,531
Illinois Tool Works Inc	46,095	7,734
Ingersoll-Rand PLC	37,996	4,903
Jacobs Engineering Group Inc	21,096	1,948
JB Hunt Transport Services Inc	13,300	1,283
Johnson Controls International plc	122,246	4,471
Kansas City Southern	15,500	2,336
L3Harris Technologies Inc	34,860	6,893
Lockheed Martin Corp	39,156	14,483
Masco Corp	44,300	1,830
Nielsen Holdings PLC	55,500	1,011
Norfolk Southern Corp	40,996	7,476
Northrop Grumman Corp	24,796	8,154
Old Dominion Freight Line Inc	10,000	1,938
PACCAR Inc	54,000	3,613
Parker-Hannifin Corp	20,000	3,695
Pentair PLC	26,200	1,032
Quanta Services Inc	22,200	846
Raytheon Co	43,995	8,296
Republic Services Inc, Cl A	32,900	2,970
Robert Half International Inc	18,295	922
Rockwell Automation Inc	17,996	3,302
Rollins Inc	22,000	824
Roper Technologies Inc	16,200	5,698
Snap-on Inc	8,600	1,245
Southwest Airlines Co	73,887	3,413
Stanley Black & Decker Inc	23,695	3,405
Textron Inc	35,591	1,445
TransDigm Group Inc *	7,700	4,295
Union Pacific Corp	109,387	17,481
United Airlines Holdings Inc *	34,000	2,094
United Parcel Service Inc, Cl B	109,887	9,944
United Rentals Inc *	11,700	1,550
United Technologies Corp	127,785	16,687
Verisk Analytics Inc, Cl A	26,000	4,033
Waste Management Inc	61,600	6,826
Westinghouse Air Brake Technologies Corp	28,453	1,955
WW Grainger Inc	6,800	1,887

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem Inc/NY	28,100	$2,173
		342,310
Information Technology — 23.7%
Accenture PLC, Cl A	99,996	18,058
Adobe Inc *	76,195	26,296
Advanced Micro Devices Inc *	184,700	8,400
Akamai Technologies Inc *	25,196	2,180
Alliance Data Systems Corp	6,400	550
Amphenol Corp, Cl A	46,991	4,308
Analog Devices Inc	58,206	6,347
ANSYS Inc *	13,100	3,173
Apple Inc	656,546	179,473
Applied Materials Inc	145,900	8,480
Arista Networks Inc *	8,500	1,642
Autodesk Inc *	34,600	6,604
Automatic Data Processing Inc	68,291	10,567
Broadcom Inc	62,459	17,028
Broadridge Financial Solutions Inc	17,900	1,868
Cadence Design Systems Inc *	43,800	2,897
CDW Corp/DE	22,400	2,559
Cisco Systems Inc	667,743	26,663
Citrix Systems Inc	19,100	1,975
Cognizant Technology Solutions Corp, Cl A	86,695	5,282
Corning Inc	119,970	2,862
DXC Technology Co	39,952	963
F5 Networks Inc *	9,500	1,140
Fidelity National Information Services Inc	96,900	13,539
Fiserv Inc *	89,600	9,799
FleetCor Technologies Inc *	13,500	3,588
FLIR Systems Inc	20,900	888
Fortinet Inc *	22,100	2,256
Gartner Inc *	14,000	1,811
Global Payments Inc	47,172	8,678
Hewlett Packard Enterprise Co	201,874	2,582
HP Inc	234,674	4,879
Intel Corp	684,352	37,995
International Business Machines Corp	139,451	18,150
Intuit Inc	41,100	10,926
IPG Photonics Corp *	5,500	702
Jack Henry & Associates Inc	12,000	1,821
Juniper Networks Inc	52,200	1,108
Keysight Technologies Inc *	29,300	2,776
KLA Corp	24,600	3,781
Lam Research Corp	22,895	6,718
Leidos Holdings Inc	20,800	2,135
Mastercard Inc, Cl A	139,647	40,533
Maxim Integrated Products Inc	42,200	2,347
Microchip Technology Inc (A)	37,296	3,383
Micron Technology Inc *	174,800	9,188
Microsoft Corp	1,199,204	194,283
Motorola Solutions Inc	26,688	4,422

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NetApp Inc	35,591	$1,663
NortonLifeLock Inc	89,500	1,703
NVIDIA Corp	96,383	26,030
Oracle Corp	341,265	16,879
Paychex Inc	49,687	3,850
Paycom Software Inc *	7,600	2,148
PayPal Holdings Inc *	184,883	19,966
Qorvo Inc *	18,100	1,820
QUALCOMM Inc	179,978	14,092
salesforce.com Inc *	139,591	23,786
Seagate Technology PLC	36,100	1,731
ServiceNow Inc *	29,800	9,717
Skyworks Solutions Inc	26,596	2,664
Synopsys Inc *	23,500	3,241
TE Connectivity Ltd	51,391	4,259
Texas Instruments Inc	147,283	16,811
VeriSign Inc *	16,100	3,055
Visa Inc, Cl A	269,270	48,943
Western Digital Corp	46,431	2,580
Western Union Co/The (A)	65,378	1,464
Xerox Holdings Corp	29,050	935
Xilinx Inc	39,200	3,273
Zebra Technologies Corp, Cl A *	8,400	1,772
		939,985
Materials — 2.4%
Air Products & Chemicals Inc	34,800	7,642
Albemarle Corp (A)	16,500	1,351
Amcor PLC (A)	252,762	2,356
Avery Dennison Corp	13,000	1,488
Ball Corp	50,992	3,593
Celanese Corp, Cl A	18,900	1,772
CF Industries Holdings Inc	33,900	1,250
Corteva Inc	116,731	3,175
Dow Inc	117,565	4,751
DuPont de Nemours Inc	116,631	5,003
Eastman Chemical Co	21,196	1,304
Ecolab Inc	39,596	7,145
FMC Corp	20,200	1,881
Freeport-McMoRan Inc, Cl B	226,400	2,255
International Flavors & Fragrances Inc (A)	16,700	2,000
International Paper Co	61,196	2,262
Linde PLC	84,660	16,171
LyondellBasell Industries NV, Cl A	40,056	2,862
Martin Marietta Materials Inc	9,800	2,230
Mosaic Co/The	54,591	930
Newmont Corp	129,083	5,761
Nucor Corp	47,287	1,955
Packaging Corp of America	14,800	1,341
PPG Industries Inc	36,300	3,792
Sealed Air Corp	24,100	730
Sherwin-Williams Co/The	13,000	6,718

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vulcan Materials Co	20,700	$2,489
Westrock Co	40,282	1,339
		95,546
Real Estate — 3.0%
Alexandria Real Estate Equities Inc ‡	19,600	2,977
American Tower Corp, Cl A ‡	69,800	15,831
Apartment Investment & Management Co, Cl A ‡	23,211	1,110
AvalonBay Communities Inc ‡	22,100	4,433
Boston Properties Inc ‡	22,400	2,888
CBRE Group Inc, Cl A *	52,191	2,930
Crown Castle International Corp ‡	65,596	9,399
Digital Realty Trust Inc ‡(A)	32,000	3,843
Duke Realty Corp ‡	57,300	1,861
Equinix Inc ‡	13,257	7,594
Equity Residential ‡	55,396	4,160
Essex Property Trust Inc ‡	10,300	2,919
Extra Space Storage Inc ‡	20,200	2,027
Federal Realty Investment Trust ‡	11,000	1,280
Healthpeak Properties Inc ‡	77,200	2,443
Host Hotels & Resorts Inc ‡	111,874	1,620
Iron Mountain Inc ‡	44,801	1,362
Kimco Realty Corp ‡	65,887	1,143
Mid-America Apartment Communities Inc ‡	17,800	2,301
Prologis Inc ‡	115,199	9,709
Public Storage ‡	23,395	4,892
Realty Income Corp ‡	50,900	3,685
Regency Centers Corp ‡	26,100	1,499
SBA Communications Corp, Cl A ‡	17,800	4,719
Simon Property Group Inc ‡	48,496	5,969
SL Green Realty Corp ‡	12,700	996
UDR Inc ‡	45,700	2,056
Ventas Inc ‡	58,200	3,129
Vornado Realty Trust ‡	24,696	1,323
Welltower Inc ‡	63,900	4,781
Weyerhaeuser Co ‡	116,245	3,020
		117,899
Utilities — 3.4%
AES Corp/VA	103,600	1,733
Alliant Energy Corp	37,500	1,955
Ameren Corp	38,391	3,033
American Electric Power Co Inc	78,100	6,971
American Water Works Co Inc	28,200	3,487
Atmos Energy Corp	18,600	1,920
CenterPoint Energy Inc	78,383	1,804
CMS Energy Corp	44,291	2,676
Consolidated Edison Inc	52,700	4,154
Dominion Energy Inc	129,885	10,154
DTE Energy Co	30,000	3,350
Duke Energy Corp	114,391	10,490
Edison International	54,996	3,695

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entergy Corp	31,100	$3,636
Evergy Inc	35,600	2,327
Eversource Energy	50,500	4,366
Exelon Corp	153,491	6,617
FirstEnergy Corp	84,287	3,753
NextEra Energy Inc	77,000	19,463
NiSource Inc	58,287	1,575
NRG Energy Inc	39,287	1,305
Pinnacle West Capital Corp	17,500	1,566
PPL Corp	121,900	3,658
Public Service Enterprise Group Inc	80,200	4,115
Sempra Energy	44,495	6,220
Southern Co/The	164,500	9,929
WEC Energy Group Inc	50,031	4,619
Xcel Energy Inc	82,583	5,147
		133,718
Total Common Stock
(Cost $2,479,154) ($ Thousands)		3,847,998

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
1.620% **†(B)	23,349,058	$23,343

Total Affiliated Partnership
(Cost $23,348) ($ Thousands)		23,343

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	97,937,976	97,938
Total Cash Equivalent
(Cost $97,938) ($ Thousands)		97,938

Total Investments in Securities — 100.2%
(Cost $2,600,440) ($ Thousands)		$3,969,279

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	747	Mar-2020	$119,020	$110,224	$(8,796)
			$119,020	$110,224	$(8,796)

Percentages are based on Net Assets of $3,963,257 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at February 29, 2020 (See Note X). The total market value of securities on loan at February 29, 2020 was $22,445 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2020 was $23,343 ($ Thousands).

Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
S&P— Standard & Poor's

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

S&P 500 Index Fund (Concluded)

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	3,847,998	–	–	3,847,998
Affiliated Partnership	–	23,343	–	23,343
Cash Equivalent	97,938	–	–	97,938
Total Investments in Securities	3,945,936	23,343	–	3,969,279

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(8,796)	–	–	(8,796)
Total Other Financial Instruments	(8,796)	–	–	(8,796)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 2/29/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$25,367	$127,355	$(129,380)	$—	$1	$23,343	23,349,058	$28	$—
SEI Daily Income Trust, Government Fund, Cl F	99,297	1,011,086	(1,012,445)	—	—	97,938	97,937,976	1,362	—
Totals	$124,664	$1,138,441	$(1,141,825)	$-	$1	$121,281	121,287,034	$1,390	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.1%
Communication Services — 4.4%
Altice USA Inc, Cl A *	74,100	$1,916
AMC Entertainment Holdings Inc, Cl A (A)	11,994	75
AMC Networks Inc, Cl A *	9,260	287
Anterix Inc *	2,000	94
ATN International Inc	2,267	122
Bandwidth Inc, Cl A *	3,900	245
Boingo Wireless Inc *	9,200	117
Boston Omaha Corp, Cl A *	4,300	84
Cable One Inc	1,100	1,730
Cardlytics Inc *(A)	3,200	254
Cargurus Inc, Cl A *(A)	18,900	482
Cars.com Inc *(A)	15,200	138
Central European Media Enterprises Ltd, Cl A *	23,106	102
Cincinnati Bell Inc *	9,904	129
Cinemark Holdings Inc (A)	26,640	692
Clear Channel Outdoor Holdings Inc, Cl A *	6,796	14
Cogent Communications Holdings Inc	9,604	701
Consolidated Communications Holdings Inc	13,612	85
Cumulus Media Inc, Cl A *	5,700	69
Daily Journal Corp *	100	25
DHI Group Inc *	16,900	39
Emerald Holding Inc	5,700	39
Entercom Communications Corp, Cl A	30,782	107
Entravision Communications Corp, Cl A	14,200	29
Eros International PLC *(A)	5,900	14
Eventbrite Inc, Cl A *(A)	10,500	153
EverQuote Inc, Cl A *	2,900	118
EW Scripps Co/The, Cl A	13,896	165
Fluent Inc *	18,300	43
Frontier Communications Corp *(A)	17,073	9
Gannett (A)	32,987	139
GCI Liberty Inc *	23,447	1,620
Glu Mobile Inc *	25,600	182
Gogo Inc *(A)	13,900	50
Gray Television Inc *	21,200	401
Hemisphere Media Group Inc, Cl A *	3,500	44
IAC/InterActiveCorp *	17,721	3,614
IDT Corp, Cl B *	5,700	44
IMAX Corp *	11,800	184
Intelsat SA *(A)	16,100	62
Iridium Communications Inc *(A)	24,246	656
John Wiley & Sons Inc, Cl A	9,572	356
Liberty Broadband Corp, Cl A *	5,983	740
Liberty Broadband Corp, Cl C *	25,768	3,244
Liberty Latin America Ltd, Cl A *	8,300	126
Liberty Latin America Ltd, Cl C *	26,500	403
Liberty Media Corp-Liberty Braves, Cl A *	1,803	47
Liberty Media Corp-Liberty Braves, Cl C *	10,465	272
Liberty Media Corp-Liberty Formula One, Cl A *	7,308	274

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty Formula One, Cl C *	47,542	$1,857
Liberty Media Corp-Liberty SiriusXM, Cl A *	20,135	899
Liberty Media Corp-Liberty SiriusXM, Cl C *	36,770	1,641
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	58
Lions Gate Entertainment Corp, Cl A *(A)	9,155	73
Lions Gate Entertainment Corp, Cl B *	32,975	244
LiveXLive Media Inc *	5,200	7
Loral Space & Communications Inc *	2,700	84
Madison Square Garden Co/The, Cl A *	4,579	1,226
Marcus Corp/The	4,061	108
Match Group Inc *(A)	12,800	832
MDC Partners Inc, Cl A *	8,576	21
Meet Group Inc/The *	10,200	52
Meredith Corp (A)	9,244	244
MSG Networks Inc *(A)	11,940	151
National CineMedia Inc	15,007	115
New York Times Co/The, Cl A (A)	38,182	1,430
Nexstar Media Group Inc, Cl A	10,644	1,224
Ooma Inc *	6,900	88
ORBCOMM Inc *	12,086	40
Pareteum Corp *(A)	38,800	22
QuinStreet Inc *	9,586	123
Reading International Inc, Cl A *	3,800	32
Rosetta Stone Inc *	5,200	90
Saga Communications Inc, Cl A	593	17
Scholastic Corp	8,067	259
Shenandoah Telecommunications Co	12,404	551
Sinclair Broadcast Group Inc, Cl A	15,611	362
Sirius XM Holdings Inc (A)	330,181	2,093
Spok Holdings Inc	4,132	41
Spotify Technology SA *	28,700	3,935
Sprint Corp *(A)	141,790	1,303
TechTarget Inc *	4,700	109
TEGNA Inc	51,600	739
Telephone & Data Systems Inc	24,555	495
Tribune Publishing Co	4,100	47
TripAdvisor Inc	25,200	591
TrueCar Inc *	32,300	85
United States Cellular Corp *	2,952	93
Vonage Holdings Corp *	54,520	488
WideOpenWest Inc *	5,500	35
World Wrestling Entertainment Inc, Cl A (A)	10,534	493
Yelp Inc, Cl A *	17,198	538
Zayo Group Holdings Inc *	53,900	1,886
Zillow Group Inc, Cl A *	12,791	712
Zillow Group Inc, Cl C *(A)	31,382	1,751
Zynga Inc, Cl A *	211,774	1,421
		49,240
Consumer Discretionary — 12.3%
1-800-Flowers.com Inc, Cl A *	7,300	132

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aaron's Inc	16,016	$630
Abercrombie & Fitch Co, Cl A (A)	14,600	192
Acushnet Holdings Corp	8,600	219
Adient PLC *	23,000	550
Adtalem Global Education Inc *	12,881	398
American Axle & Manufacturing Holdings Inc *	26,798	170
American Eagle Outfitters Inc	39,222	505
American Outdoor Brands Corp *	12,383	123
American Public Education Inc *	2,727	61
America's Car-Mart Inc/TX *	1,750	180
Aramark	58,800	2,043
Asbury Automotive Group Inc *	4,498	399
Ascena Retail Group *	1,686	6
At Home Group Inc *	8,700	43
AutoNation Inc *	13,200	564
Barnes & Noble Education Inc *	5,894	19
Bassett Furniture Industries Inc	2,700	27
BBX Capital Corp, Cl A	12,600	44
Beazer Homes USA Inc *	7,161	88
Bed Bath & Beyond Inc (A)	31,600	342
Big Lots Inc	8,446	134
Biglari Holdings Inc, Cl B *	182	19
BJ's Restaurants Inc	4,642	153
Bloomin' Brands Inc	21,550	388
Bluegreen Vacations (A)	1,700	13
Boot Barn Holdings Inc *	7,200	221
Boyd Gaming Corp	20,645	551
Bright Horizons Family Solutions Inc *	13,735	2,158
Brinker International Inc (A)	8,482	291
Brunswick Corp/DE	20,383	1,084
Buckle Inc/The (A)	8,851	200
Burlington Stores Inc *	15,900	3,439
Caesars Entertainment Corp *	137,408	1,746
Caleres Inc	8,576	99
Callaway Golf Co	21,906	372
Camping World Holdings Inc, Cl A	7,000	96
Carriage Services Inc, Cl A	6,006	127
Carrols Restaurant Group Inc *	7,900	33
Carter's Inc	10,970	1,003
Carvana Co, Cl A *(A)	11,300	937
Cato Corp/The, Cl A	6,296	102
Cavco Industries Inc *	2,231	450
Centric Brands *	4,000	8
Century Casinos Inc *	4,000	28
Century Communities Inc *	7,800	260
Cheesecake Factory Inc/The (A)	9,323	332
Chegg Inc *	27,200	1,066
Chico's FAS Inc	26,951	108
Children's Place Inc/The (A)	3,433	198
Choice Hotels International Inc (A)	8,077	737
Churchill Downs Inc	8,631	1,084

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chuy's Holdings Inc *	2,335	$50
Citi Trends Inc	3,097	61
Clarus Corp	5,100	59
Collectors Universe Inc	3,900	90
Columbia Sportswear Co	7,044	573
Conn's Inc *	3,909	32
Container Store Group Inc/The *	1,600	6
Cooper Tire & Rubber Co	13,832	353
Cooper-Standard Holdings Inc *	3,300	57
Core-Mark Holding Co Inc	9,436	217
Cracker Barrel Old Country Store Inc (A)	5,744	823
Crocs Inc *	15,703	411
Culp Inc	2,861	26
Dana Inc	35,698	513
Dave & Buster's Entertainment Inc (A)	8,500	281
Deckers Outdoor Corp *	7,004	1,217
Del Taco Restaurants Inc *	4,500	29
Delta Apparel Inc *	1,500	30
Denny's Corp *	14,463	252
Designer Brands Inc, Cl A	12,192	165
Dick's Sporting Goods Inc	14,835	540
Dillard's Inc, Cl A (A)	2,562	144
Dine Brands Global Inc	4,372	358
Domino's Pizza Inc	9,758	3,312
Dorman Products Inc *	6,740	409
Drive Shack Inc *	5,800	17
Duluth Holdings Inc, Cl B *(A)	2,900	20
Dunkin' Brands Group Inc	19,730	1,312
El Pollo Loco Holdings Inc *	3,900	50
Eldorado Resorts Inc *(A)	15,600	783
Escalade	2,500	21
Ethan Allen Interiors Inc	5,276	70
Etsy Inc *	28,900	1,671
Everi Holdings Inc *	12,900	134
Express Inc *	14,962	55
Extended Stay America Inc	42,100	462
Fiesta Restaurant Group Inc *	2,905	28
Five Below Inc *	13,005	1,261
Flexsteel Industries Inc	1,700	23
Floor & Decor Holdings Inc, Cl A *	16,900	863
Foot Locker Inc	25,400	921
Fossil Group Inc *	8,500	39
Fox Factory Holding Corp *	9,700	615
frontdoor Inc *	21,050	893
Funko Inc, Cl A *(A)	4,400	36
Gaia Inc, Cl A *	2,200	19
GameStop Corp, Cl A (A)	21,400	77
Genesco Inc *	4,069	140
Gentex Corp	60,390	1,613
Gentherm Inc *	7,748	316
G-III Apparel Group Ltd *	10,906	244
GNC Holdings Inc, Cl A *	13,278	22

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Golden Entertainment Inc *	2,100	$34
Goodyear Tire & Rubber Co/The	55,400	537
GoPro Inc, Cl A *(A)	21,400	81
Graham Holdings Co, Cl B	1,100	553
Grand Canyon Education Inc *	11,015	889
Green Brick Partners Inc *	6,200	68
Greenlane Holdings, Cl A *	2,400	5
Group 1 Automotive Inc	4,735	404
Groupon Inc, Cl A *	109,141	146
Grubhub *	21,400	1,030
Guess? Inc (A)	11,317	183
Habit Restaurants Inc/The, Cl A *	1,600	22
Hamilton Beach Brands Holding Co, Cl A	2,010	23
Haverty Furniture Cos Inc	4,363	73
Helen of Troy Ltd *	5,948	979
Hibbett Sports Inc *	4,012	78
Hilton Grand Vacations Inc *	20,470	546
Hooker Furniture Corp	2,700	51
Houghton Mifflin Harcourt Co *	18,000	98
Hudson Ltd, Cl A *	7,500	70
Hyatt Hotels Corp, Cl A	8,627	661
Inspired Entertainment *	2,100	11
Installed Building Products Inc *	5,200	343
International Game Technology PLC	21,600	230
iRobot Corp *(A)	6,402	307
J Alexander's Holdings Inc *	2,756	23
J. Jill (A)	4,100	3
Jack in the Box Inc	6,621	456
JC Penney Co Inc *(A)	61,395	42
Johnson Outdoors Inc, Cl A	700	44
K12 Inc *	8,088	161
KB Home	20,385	664
Kontoor Brands Inc (A)	11,600	391
Kura Sushi USA, Cl A *	800	15
Lands' End Inc *	4,362	46
Laureate Education Inc, Cl A *	28,100	525
La-Z-Boy Inc, Cl Z	12,226	350
LCI Industries	5,649	545
Leaf Group *	4,200	11
Lear Corp	14,571	1,620
Lee Enterprises *	12,900	19
Legacy Housing *	1,400	20
LGI Homes Inc *(A)	4,400	332
Lifetime Brands Inc	3,300	21
Lindblad Expeditions Holdings Inc *	4,100	49
Liquidity Services Inc *	2,222	9
Lithia Motors Inc, Cl A	5,389	642
Lovesac Co/The *	2,200	19
Lululemon Athletica Inc *	28,600	6,218
Lumber Liquidators Holdings Inc *(A)	4,026	39
M/I Homes Inc *	5,394	201
Malibu Boats Inc, Cl A *	4,600	202

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marine Products	1,800	$23
MarineMax Inc *	3,996	68
Marriott Vacations Worldwide Corp	9,472	917
MasterCraft Boat Holdings Inc *	5,000	81
Mattel Inc *(A)	81,900	966
MDC Holdings Inc	11,615	457
Meritage Homes Corp *	9,311	591
Michaels Cos Inc/The *	22,100	95
Modine Manufacturing Co *	9,874	74
Monarch Casino & Resort Inc *	3,500	165
Monro Inc (A)	7,328	411
Motorcar Parts of America Inc *(A)	3,700	62
Movado Group Inc	2,720	40
Murphy USA Inc *	6,900	673
Nathan's Famous Inc	900	54
National Vision Holdings Inc *	18,200	634
Noodles & Co, Cl A *	11,000	89
Office Depot Inc	145,147	341
Ollie's Bargain Outlet Holdings Inc *(A)	13,200	671
OneSpaWorld Holdings Ltd (A)	12,400	152
Overstock.com Inc *(A)	8,400	54
Oxford Industries Inc	4,254	257
Papa John's International Inc	4,642	267
Party City Holdco Inc *(A)	10,300	20
Penn National Gaming Inc *	26,073	771
Penske Automotive Group Inc (A)	7,288	335
Perdoceo Education Corp *	16,254	243
PetMed Express Inc	3,796	100
Planet Fitness Inc, Cl A *	20,400	1,377
PlayAGS Inc *	8,100	78
Polaris Inc	13,507	1,115
Pool Corp	9,270	1,956
Potbelly Corp *	5,900	29
Purple Innovation, Cl A *(A)	1,900	26
Quotient Technology Inc *	21,000	188
Qurate Retail Inc *	91,322	623
RCI Hospitality Holdings Inc	2,800	56
RealReal *(A)	5,200	73
Red Lion Hotels Corp *	5,800	15
Red Robin Gourmet Burgers Inc *	2,967	82
Red Rock Resorts Inc, Cl A	18,400	379
Regis Corp *	6,527	83
Rent-A-Center Inc/TX, Cl A	13,040	278
RH *(A)	4,011	728
Rocky Brands Inc	2,500	61
Roku Inc, Cl A *(A)	20,900	2,376
RTW RetailWinds Inc *	7,300	2
Rubicon Project Inc/The *	17,900	203
Ruth's Hospitality Group Inc	5,172	99
Sally Beauty Holdings Inc *	30,691	382
Scientific Games Corp, Cl A *	14,862	271
SeaWorld Entertainment Inc *(A)	10,500	286

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Select Interior Concepts Inc, Cl A *	8,800	$66
Service Corp International/US	42,289	2,021
ServiceMaster Global Holdings Inc *	32,500	1,163
Shake Shack Inc, Cl A *(A)	6,500	386
Shoe Carnival Inc	2,076	62
Shutterstock Inc	5,797	223
Signet Jewelers Ltd	11,400	266
Six Flags Entertainment Corp	19,758	499
Skechers U.S.A. Inc, Cl A *	31,146	1,030
Skyline Champion Corp *	12,400	316
Sleep Number Corp *(A)	6,909	304
Sonic Automotive Inc, Cl A	5,064	142
Sonos Inc *(A)	18,600	215
Sportsman's Warehouse Holdings Inc *	5,400	32
Stamps.com Inc *	4,155	586
Standard Motor Products Inc	5,766	254
Steven Madden Ltd	19,551	639
Stitch Fix Inc, Cl A *	10,100	243
Stoneridge Inc *	5,930	131
Strategic Education Inc	5,087	750
Sturm Ruger & Co Inc	3,542	170
Superior Group of Cos Inc	2,000	24
Tailored Brands Inc (A)	10,068	33
Target Hospitality Corp *	12,300	58
Taylor Morrison Home Corp, Cl A *	32,360	729
Tempur Sealy International Inc *	11,023	824
Tenneco Inc, Cl A	11,263	103
Tesla Inc *(A)	34,879	23,299
Texas Roadhouse Inc, Cl A	15,666	881
Thor Industries Inc (A)	13,190	995
Tilly's Inc, Cl A	10,343	67
Toll Brothers Inc	32,339	1,198
TopBuild Corp *	7,900	798
TRI Pointe Group Inc *	35,373	542
Tupperware Brands Corp	8,524	24
Twin River Worldwide Holdings Inc	5,528	144
Unifi Inc *	2,480	53
Universal Electronics Inc *	3,887	164
Urban Outfitters Inc *(A)	14,900	350
Vail Resorts Inc	9,812	2,086
Vera Bradley Inc *	2,470	20
Vince Holding *	700	8
Vista Outdoor Inc *	12,288	90
Visteon Corp *	6,465	420
Waitr Holdings Inc *(A)	19,000	7
Wayfair Inc, Cl A *(A)	15,000	948
Wendy's Co/The	44,275	836
Weyco Group Inc	263	6
Williams-Sonoma Inc (A)	18,337	1,144
Wingstop Inc	6,900	583
Winmark Corp	391	78
Winnebago Industries Inc	7,235	375

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wolverine World Wide Inc	20,896	$549
WW International Inc *	12,174	365
Wyndham Destinations Inc	20,400	814
Wyndham Hotels & Resorts Inc	22,500	1,146
YETI Holdings Inc *(A)	14,500	439
Yum China Holdings Inc	88,100	3,858
ZAGG Inc *	3,700	25
Zumiez Inc *(A)	3,903	104
		139,036
Consumer Staples — 2.5%
22nd Century Group Inc *	22,300	17
Alico Inc	143	5
Andersons Inc/The	8,999	165
B&G Foods Inc, Cl A (A)	16,611	246
Baudax Bio *(A)	3,560	25
BellRing Brands Inc, Cl A *	9,500	187
Beyond Meat Inc *(A)	11,400	1,022
BJ's Wholesale Club Holdings Inc *	28,500	549
Boston Beer Co Inc/The, Cl A *	2,083	772
Bridgford Foods *	400	7
Bunge Ltd	33,143	1,556
Calavo Growers Inc (A)	4,426	321
Cal-Maine Foods Inc (A)	8,128	284
Casey's General Stores Inc	8,859	1,444
Celsius Holdings *(A)	6,900	41
Central Garden & Pet Co, Cl A *	12,129	311
Chefs' Warehouse Inc/The *	6,121	187
Coca-Cola Consolidated Inc	1,189	234
Craft Brew Alliance Inc *	1,600	25
Darling Ingredients Inc *	38,957	1,001
Edgewell Personal Care Co *	13,345	405
elf Beauty Inc *	3,300	53
Energizer Holdings Inc (A)	14,545	625
Farmer Brothers Co *	900	11
Flowers Foods Inc	46,008	991
Fresh Del Monte Produce Inc	6,581	180
Freshpet Inc *	8,100	538
Grocery Outlet Holding Corp *(A)	13,400	424
Hain Celestial Group Inc/The *(A)	20,360	483
Herbalife Nutrition Ltd *	22,644	733
HF Foods Group Inc *	3,000	54
Hostess Brands Inc, Cl A *	31,800	404
Ingles Markets Inc, Cl A	3,545	127
Ingredion Inc	15,965	1,330
Inter Parfums Inc	3,806	229
J&J Snack Foods Corp	3,564	573
John B Sanfilippo & Son Inc	2,619	184
Keurig Dr Pepper Inc (A)	47,700	1,330
Lancaster Colony Corp	4,329	625
Landec Corp *	4,693	48
Lifevantage *	4,700	56

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Limoneira Co	6,495	$108
Medifast Inc	2,964	246
MGP Ingredients Inc (A)	2,300	66
National Beverage Corp *	2,352	99
Natural Grocers by Vitamin Cottage Inc	1,085	7
Nature's Sunshine Products Inc *	437	4
New Age Beverages Corp *(A)	25,800	52
Nu Skin Enterprises Inc, Cl A	12,705	312
Oil-Dri Corp of America	1,010	31
Performance Food Group Co *	24,100	1,022
Pilgrim's Pride Corp *	14,207	301
Post Holdings Inc *	15,469	1,566
PriceSmart Inc	5,423	302
Primo Water Corp *(A)	11,000	154
Pyxus International Inc *(A)	2,800	11
Revlon Inc, Cl A *(A)	2,920	51
Rite Aid Corp *(A)	10,111	138
Sanderson Farms Inc	4,541	561
Seaboard Corp	57	195
Seneca Foods Corp, Cl A *	2,462	85
Simply Good Foods Co/The *	21,200	468
SpartanNash Co	7,336	91
Spectrum Brands Holdings Inc	9,787	527
Sprouts Farmers Market Inc *	30,400	486
Tootsie Roll Industries Inc (A)	3,406	109
TreeHouse Foods Inc *	12,609	481
Turning Point Brands Inc	1,500	39
United Natural Foods Inc *	10,498	68
Universal Corp/VA	5,245	259
US Foods Holding Corp *	52,100	1,753
USANA Health Sciences Inc *	3,432	227
Vector Group Ltd (A)	30,491	354
Village Super Market Inc, Cl A	1,962	40
WD-40 Co (A)	3,386	584
Weis Markets Inc	1,704	63
Youngevity International *	2,100	2
		28,664
Energy — 1.8%
Abraxas Petroleum Corp *	16,494	3
Altus Midstream, Cl A *(A)	12,100	18
Amplify Energy	3,100	13
Antero Midstream Corp (A)	69,200	302
Antero Resources Corp *(A)	49,200	79
Apergy Corp *(A)	19,400	361
Arch Coal Inc (A)	3,500	176
Archrock Inc	29,383	207
Ardmore Shipping Corp	2,100	11
Berry Corp	10,500	67
Bonanza Creek Energy Inc *	4,100	67
Brigham Minerals Inc, Cl A	5,600	89
Cactus Inc, Cl A	12,400	339

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
California Resources Corp *(A)	12,800	$81
Callon Petroleum Co *	104,175	236
Centennial Resource Development Inc/DE, Cl A *	38,500	91
Chaparral Energy, Cl A *	7,500	4
Cheniere Energy Inc *	56,265	2,886
Chesapeake Energy Corp *(A)	290,547	80
Clean Energy Fuels Corp *	20,388	46
CNX Resources Corp *	41,400	220
Comstock Resources *(A)	3,700	22
CONSOL Energy Inc *	5,075	29
Continental Resources Inc/OK	20,396	386
Contura Energy Inc *	4,800	27
Covia Holdings Corp *	7,520	12
CVR Energy Inc (A)	7,097	202
Delek US Holdings Inc	17,446	373
Denbury Resources Inc *(A)	96,500	73
DHT Holdings Inc	28,800	160
Diamond Offshore Drilling Inc *(A)	12,200	37
Diamond S Shipping Inc *	8,600	89
DMC Global Inc (A)	3,400	123
Dorian LPG Ltd *	6,747	75
Dril-Quip Inc *	7,687	274
Earthstone Energy Inc, Cl A *	8,700	33
Energy Fuels Inc/Canada *(A)	30,500	36
EQT Corp	65,400	384
Equitrans Midstream Corp (A)	46,100	325
Era Group Inc *	2,093	21
Evolution Petroleum Corp	4,027	19
Exterran Corp *	7,541	38
Extraction Oil & Gas Inc *(A)	24,500	17
Falcon Minerals Corp	13,800	55
Forum Energy Technologies Inc *	20,705	16
Frank's International NV *	20,900	82
FTS International Inc *	4,300	4
GasLog Ltd	8,650	49
Geospace Technologies Corp *	4,400	54
Golar LNG Ltd	22,402	287
Goodrich Petroleum *	2,200	12
Green Plains Inc	7,690	92
Gulfport Energy Corp *	33,781	28
Hallador Energy	4,900	6
Helix Energy Solutions Group Inc *	29,969	201
HighPoint Resources Corp *	19,564	13
Independence Contract Drilling Inc *	10,200	4
International Seaways Inc *	5,366	107
KLX Energy Services Holdings Inc *	3,786	9
Kosmos Energy Ltd	81,275	248
Laredo Petroleum Inc *	29,589	32
Liberty Oilfield Services Inc, Cl A	10,800	72
Magnolia Oil & Gas Corp *(A)	24,700	185
Mammoth Energy Services Inc	2,721	3

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matador Resources Co *(A)	25,400	$245
Matrix Service Co *	4,781	58
Montage Resources Corp *(A)	253	1
Murphy Oil Corp (A)	36,100	681
Nabors Industries Ltd	69,562	123
NACCO Industries Inc, Cl A	1,005	41
National Energy Services Reunited Corp *	11,400	95
Natural Gas Services Group Inc *	3,044	30
NCS Multistage Holdings Inc *	100	—
Newpark Resources Inc *	18,020	63
NextDecade *	3,000	11
NexTier Oilfield Solutions *	37,639	175
Nine Energy Service Inc *	1,500	6
Noble Corp plc *(A)	51,900	36
Nordic American Tankers Ltd	45,277	146
Northern Oil and Gas Inc *	49,800	72
Oasis Petroleum Inc *	74,597	122
Oceaneering International Inc *	20,846	220
Oil States International Inc *	16,699	132
Overseas Shipholding Group Inc, Cl A *	8,900	15
Pacific Drilling SA *	9,900	15
Panhandle Oil and Gas Inc, Cl A	3,182	21
Par Pacific Holdings Inc *	6,786	113
Parsley Energy Inc, Cl A	72,323	969
Patterson-UTI Energy Inc	44,122	253
PBF Energy Inc, Cl A	28,477	638
PDC Energy Inc *	24,377	464
Peabody Energy Corp	15,500	91
Penn Virginia Corp *	2,900	46
PrimeEnergy Resources *	100	13
ProPetro Holding Corp *	16,000	140
QEP Resources Inc	66,700	150
Range Resources Corp (A)	40,800	113
Renewable Energy Group Inc *	10,100	267
REX American Resources Corp *	1,300	91
RigNet Inc *	1,441	5
Ring Energy Inc *	10,100	14
Rosehill Resources Inc, Cl A *	2,500	2
RPC Inc	10,999	38
SandRidge Energy Inc *	7,100	15
Scorpio Tankers Inc	10,813	214
SEACOR Holdings Inc *	3,374	126
SEACOR Marine Holdings Inc *	3,391	27
Seadrill Ltd *(A)	24,100	27
Select Energy Services Inc, Cl A *	12,200	79
SFL	19,676	239
SilverBow Resources Inc *	1,700	5
SM Energy Co (A)	30,013	197
Smart Sand Inc *(A)	4,700	8
Solaris Oilfield Infrastructure Inc, Cl A	5,400	57
Southwestern Energy Co *(A)	121,400	172
Talos Energy Inc *	4,900	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Targa Resources Corp	54,559	$1,768
Teekay Corp (A)	18,654	68
Teekay Tankers Ltd, Cl A	8,152	135
Tellurian Inc *(A)	21,300	38
TETRA Technologies Inc *	16,405	21
Tidewater Inc *	9,800	136
Transocean Ltd *(A)	138,034	462
Unit Corp *	9,995	3
Uranium Energy Corp *(A)	51,500	31
US Silica Holdings Inc	15,626	72
US Well Services *	4,800	5
W&T Offshore Inc *	15,938	41
Whiting Petroleum Corp *(A)	21,540	40
World Fuel Services Corp	15,141	428
WPX Energy Inc *	98,900	923
		20,812
Financials — 15.6%
1st Constitution Bancorp	2,100	38
1st Source Corp	4,158	175
ACNB Corp	900	27
Affiliated Managers Group Inc	11,700	880
AG Mortgage Investment Trust Inc ‡	9,988	150
AGNC Investment Corp ‡	132,321	2,255
Alerus Financial	700	14
Alleghany Corp *	3,467	2,331
Allegiance Bancshares Inc	5,500	182
Ally Financial Inc	93,100	2,334
Amalgamated Bank, Cl A	5,800	93
Ambac Financial Group Inc *	12,500	240
Amerant Bancorp Inc, Cl A *	7,100	131
American Equity Investment Life Holding Co	20,878	528
American Financial Group Inc/OH	17,753	1,641
American National Bankshares Inc	4,106	127
American National Insurance Co	2,231	219
Ameris Bancorp	15,162	518
AMERISAFE Inc	3,933	256
Ames National Corp	1,097	28
Annaly Capital Management Inc ‡	348,359	3,086
Anworth Mortgage Asset Corp	20,368	67
Apollo Commercial Real Estate Finance Inc	36,619	593
Arch Capital Group Ltd *	93,208	3,768
Ares Commercial Real Estate Corp	4,800	73
Ares Management Corp, Cl A	18,700	647
Argo Group International Holdings Ltd	8,416	474
Arlington Asset Investment Corp, Cl A	3,412	19
ARMOUR Residential Inc ‡	14,724	266
Arrow Financial Corp	2,318	73
Artisan Partners Asset Management Inc, Cl A	10,800	309
Assetmark Financial Holdings *	3,900	103
Associated Banc-Corp	37,536	636
Associated Capital Group Inc	500	21

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Assured Guaranty Ltd	23,287	$950
Athene Holding Ltd, Cl A *	34,300	1,415
Atlantic Capital Bancshares Inc *	4,300	78
Atlantic Union Bankshares Corp	18,982	565
Axis Capital Holdings Ltd	20,168	1,132
Axos Financial Inc *(A)	15,136	377
B. Riley Financial Inc	6,900	163
Banc of California Inc	8,800	135
BancFirst Corp	3,650	187
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,312	95
Bancorp Inc/The *	10,004	122
BancorpSouth Bank	25,582	626
Bank First Corp	1,900	113
Bank of Commerce Holdings	5,900	62
Bank of Hawaii Corp (A)	9,424	701
Bank of Marin Bancorp	3,614	138
Bank of NT Butterfield & Son Ltd/The	14,600	404
Bank of Princeton	1,400	38
Bank OZK	28,970	736
Bank7	900	16
BankFinancial Corp	4,897	56
BankUnited Inc	22,396	665
Bankwell Financial Group Inc	300	9
Banner Corp	8,151	372
Bar Harbor Bankshares	2,850	58
Baycom Corp *	2,800	60
BCB Bancorp Inc	4,800	54
Berkshire Hills Bancorp Inc	9,991	244
BGC Partners Inc, Cl A	77,936	363
Blackstone Mortgage Trust Inc, Cl A ‡(A)	29,700	1,071
Blucora Inc *	10,529	183
BOK Financial Corp	7,682	556
Boston Private Financial Holdings Inc	17,215	168
Bridge Bancorp Inc	3,412	94
Bridgewater Bancshares Inc *	6,100	76
Brighthouse Financial Inc *	26,900	964
Brightsphere Investment Group Inc	15,300	143
Brookline Bancorp Inc	21,974	305
Brown & Brown Inc	56,252	2,419
BRP Group, Cl A *	3,600	56
Bryn Mawr Bank Corp	4,522	150
Business First Bancshares Inc	1,800	43
Byline Bancorp Inc	3,200	56
C&F Financial Corp	300	14
Cadence BanCorp, Cl A	32,314	456
Cambridge Bancorp	700	48
Camden National Corp	3,058	125
Cannae Holdings Inc *	14,962	558
Capital Bancorp *	1,900	26
Capital City Bank Group Inc	2,861	76
Capitol Federal Financial Inc	33,387	408

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capstar Financial Holdings Inc	6,400	$86
Capstead Mortgage Corp ‡	18,718	133
Carolina Financial Corp	6,300	204
Carter Bank & Trust	7,100	120
Cathay General Bancorp	18,715	576
CBTX Inc	3,600	90
CenterState Bank Corp	28,608	579
Central Pacific Financial Corp	6,810	163
Central Valley Community Bancorp	1,500	26
Century Bancorp Inc/MA, Cl A	300	22
Chemung Financial	900	32
Cherry Hill Mortgage Investment Corp	5,700	81
Chimera Investment Corp ‡	44,565	876
CIT Group Inc	22,161	880
Citizens & Northern Corp	1,840	42
Citizens Inc/TX, Cl A *(A)	7,833	46
City Holding Co	3,885	272
Civista Bancshares Inc	1,900	36
CNA Financial Corp	5,975	248
CNB Financial Corp/PA	2,048	51
CNO Financial Group Inc	36,525	585
Coastal Financial *	1,900	31
Codorus Valley Bancorp Inc	1,944	40
Cohen & Steers Inc	5,536	347
Colony Bankcorp	1,800	27
Colony Credit Real Estate Inc ‡	16,100	205
Columbia Banking System Inc	18,229	605
Columbia Financial Inc *	14,900	231
Commerce Bancshares Inc/MO (A)	25,227	1,540
Community Bank System Inc	12,051	733
Community Bankers Trust Corp	7,400	60
Community Financial Corp/The	1,200	38
Community Trust Bancorp Inc	3,393	131
ConnectOne Bancorp Inc	6,383	134
Cowen Inc, Cl A	8,030	120
Crawford & Co, Cl A	5,700	42
Credit Acceptance Corp *	2,512	1,013
CrossFirst Bankshares *	1,600	21
Cullen/Frost Bankers Inc (A)	13,805	1,082
Curo Group Holdings Corp	2,300	21
Customers Bancorp Inc *	7,470	152
CVB Financial Corp	31,679	587
Diamond Hill Investment Group Inc	554	70
Dime Community Bancshares Inc	5,583	94
Donegal Group, Cl A	2,500	36
Donnelley Financial Solutions Inc *	4,957	43
Dynex Capital Inc	5,597	96
Eagle Bancorp Inc	8,906	333
East West Bancorp Inc	34,566	1,339
Eaton Vance Corp	26,325	1,086
eHealth Inc *	5,174	607
Elevate Credit *	5,400	18

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ellington Financial Inc	8,300	$137
Employers Holdings Inc	7,074	273
Encore Capital Group Inc *	7,975	296
Enova International Inc *	10,266	197
Enstar Group Ltd *	2,751	491
Enterprise Bancorp Inc/MA	1,148	32
Enterprise Financial Services Corp	6,749	258
Equitable Holdings Inc	101,500	2,172
Equity Bancshares Inc, Cl A *	5,300	139
Erie Indemnity Co, Cl A (A)	6,087	870
Esquire Financial Holdings *	1,500	34
ESSA Bancorp	2,300	38
Essent Group Ltd	23,600	1,030
Evans Bancorp	1,700	67
Evercore Inc, Cl A	9,276	618
Exantas Capital Corp ‡	7,276	83
EZCORP Inc, Cl A *	7,457	36
FactSet Research Systems Inc	8,986	2,390
Farmers & Merchants Bancorp Inc/Archbold OH	1,800	48
Farmers National Banc Corp	4,900	74
FB Financial Corp	3,100	101
FBL Financial Group Inc, Cl A	1,682	80
Federal Agricultural Mortgage Corp, Cl C	1,988	149
Federated Hermes Inc, Cl B	21,870	631
FedNat Holding Co	1,300	17
FGL Holdings	40,600	464
Fidelity D&D Bancorp	700	35
Fidelity National Financial Inc	62,958	2,440
Financial Institutions Inc	3,243	87
First American Financial Corp	26,072	1,489
First Bancorp Inc/ME	3,052	78
First BanCorp/Puerto Rico	55,116	437
First Bancorp/Southern Pines NC	6,545	210
First Bancshares Inc/The	2,600	78
First Bank	5,700	56
First Busey Corp	12,392	274
First Business Financial Services Inc	1,000	24
First Capital	1,100	68
First Choice Bancorp	2,600	59
First Citizens BancShares Inc/NC, Cl A	1,691	767
First Commonwealth Financial Corp	22,901	270
First Community Bankshares Inc	4,442	116
First Defiance Financial Corp	16,976	406
First Financial Bancorp	22,133	456
First Financial Bankshares Inc (A)	30,712	883
First Financial Corp/IN	4,012	160
First Financial Northwest	1,900	27
First Foundation Inc	10,600	153
First Guaranty Bancshares	1,200	21
First Hawaiian Inc	31,300	750
First Horizon National Corp	73,357	978

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Internet Bancorp	1,100	$27
First Interstate BancSystem Inc, Cl A	8,791	299
First Merchants Corp	14,018	490
First Mid Bancshares Inc	2,100	59
First Midwest Bancorp Inc/IL	27,242	494
First Northwest Bancorp	3,500	56
First of Long Island Corp/The	4,995	103
FirstCash Inc	9,920	763
Flagstar Bancorp Inc	7,500	239
Flushing Financial Corp	6,070	110
FNB Corp/PA	77,689	784
FNCB Bancorp	4,100	27
Focus Financial Partners Inc, Cl A *(A)	6,500	177
Franklin Financial Network Inc	2,800	94
Franklin Financial Services	1,000	31
FS Bancorp	1,300	62
Fulton Financial Corp	37,912	548
FVCBankcorp Inc *	5,300	82
GAIN Capital Holdings Inc (A)	5,300	31
GAMCO Investors Inc, Cl A	1,931	30
Genworth Financial Inc, Cl A *	124,800	487
German American Bancorp Inc	7,066	211
Glacier Bancorp Inc	20,580	767
Global Indemnity Ltd	1,002	32
Goosehead Insurance Inc, Cl A	1,900	103
Granite Point Mortgage Trust Inc	10,941	180
Great Ajax Corp	2,900	41
Great Southern Bancorp Inc	2,499	128
Great Western Bancorp Inc	14,800	398
Green Dot Corp, Cl A *	11,255	384
Greene County Bancorp	800	22
Greenhill & Co Inc	2,071	30
Greenlight Capital Re Ltd, Cl A *	6,409	54
Guaranty Bancshares Inc/TX	3,000	83
GWG Holdings *	400	4
Hallmark Financial Services Inc *	2,900	41
Hamilton Lane Inc, Cl A	5,300	329
Hancock Whitney Corp	20,614	691
Hanmi Financial Corp	5,678	89
Hanover Insurance Group Inc/The	9,617	1,140
HarborOne Bancorp Inc *	7,720	77
Hawthorn Bancshares	1,400	30
HBT Financial	2,200	34
HCI Group Inc (A)	1,115	47
Health Insurance Innovations Inc, Cl A *(A)	2,300	68
Heartland Financial USA Inc	7,775	333
Heritage Commerce Corp	17,800	183
Heritage Financial Corp/WA	8,071	187
Heritage Insurance Holdings Inc	3,800	42
Hilltop Holdings Inc	17,038	355
Hingham Institution for Savings	300	55
Home Bancorp Inc	1,200	40

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Home BancShares Inc/AR	39,032	$654
HomeStreet Inc	4,372	118
HomeTrust Bancshares Inc	4,102	97
Hope Bancorp Inc	26,995	330
Horace Mann Educators Corp	9,814	382
Horizon Bancorp Inc/IN	11,625	175
Houlihan Lokey Inc, Cl A	9,700	497
Howard Bancorp Inc *	2,500	39
IBERIABANK Corp	12,084	727
Independence Holding Co	1,700	63
Independent Bank Corp	7,886	533
Independent Bank Corp/MI	5,400	106
Independent Bank Group Inc	8,402	389
Interactive Brokers Group Inc, Cl A	18,627	952
International Bancshares Corp	14,350	489
INTL. FCStone Inc *	3,268	149
Invesco Mortgage Capital Inc	37,071	596
Investar Holding Corp	1,700	36
Investors Bancorp Inc	53,443	563
Investors Title Co	400	66
James River Group Holdings Ltd	7,200	291
Janus Henderson Group PLC	40,100	850
Jefferies Financial Group Inc	65,100	1,283
Kearny Financial Corp/MD	17,129	187
Kemper Corp	14,973	1,031
Kinsale Capital Group Inc	4,600	559
KKR Real Estate Finance Trust Inc	5,800	114
Ladder Capital Corp, Cl A ‡	26,162	399
Lakeland Bancorp Inc	14,893	215
Lakeland Financial Corp	4,957	203
Lazard Ltd, Cl A (B)	24,131	864
LCNB Corp	2,500	40
Legg Mason Inc	20,400	1,016
LendingClub Corp *	17,800	196
LendingTree Inc *(A)	1,700	469
Level One Bancorp	1,200	29
Live Oak Bancshares Inc	6,500	100
LPL Financial Holdings Inc	19,162	1,523
Luther Burbank Corp	4,422	46
Macatawa Bank Corp	5,200	50
Mackinac Financial	2,200	31
MainStreet Bancshares *	1,700	35
Malvern Bancorp Inc *	2,700	52
Markel Corp *	3,293	3,891
Marlin Business Services Corp	1,822	36
MBIA Inc *	21,782	170
Mercantile Bank Corp	3,557	102
Merchants Bancorp/IN	3,100	56
Mercury General Corp	5,578	242
Meridian Bancorp Inc	12,127	200
Meta Financial Group Inc	9,100	299
Metrocity Bankshares	3,800	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Metropolitan Bank Holding Corp *	1,300	$56
MFA Financial Inc ‡	112,497	813
MGIC Investment Corp	82,718	995
Mid Penn Bancorp	2,400	51
Midland States Bancorp Inc	5,600	133
MidWestOne Financial Group Inc	2,369	68
MMA Capital Holdings *	1,200	36
Moelis & Co, Cl A	11,200	358
Morningstar Inc	4,520	664
Mr Cooper Group Inc *	15,771	202
MutualFirst Financial Inc	700	23
MVB Financial	3,200	56
National Bank Holdings Corp, Cl A	7,500	229
National Bankshares Inc	1,036	36
National General Holdings Corp	18,000	350
National Western Life Group Inc, Cl A	510	122
Navient Corp	48,100	540
NBT Bancorp Inc	9,608	324
Nelnet Inc, Cl A	4,531	241
New Residential Investment Corp ‡	98,950	1,540
New York Community Bancorp Inc	110,339	1,193
New York Mortgage Trust Inc ‡	72,338	412
NI Holdings *	2,300	32
Nicolet Bankshares Inc *	2,000	133
NMI Holdings Inc, Cl A *	16,800	392
Northeast Bank	2,600	46
Northfield Bancorp Inc	8,705	123
Northrim BanCorp Inc	1,300	45
Northwest Bancshares Inc	23,499	326
Norwood Financial Corp	2,000	62
Oak Valley Bancorp	1,600	27
OceanFirst Financial Corp	12,468	255
Ocwen Financial Corp *	20,161	25
OFG Bancorp	10,925	183
Ohio Valley Banc Corp	1,000	28
Old National Bancorp/IN	38,694	610
Old Republic International Corp	67,244	1,326
Old Second Bancorp Inc	8,600	92
On Deck Capital Inc *	11,400	40
OneMain Holdings Inc, Cl A	16,100	592
OP Bancorp	3,200	28
Oportun Financial *	1,700	36
Oppenheimer Holdings Inc, Cl A	2,164	51
Opus Bank	7,400	175
Orchid Island Capital Inc, Cl A ‡	20,900	120
Origin Bancorp Inc	6,200	188
Orrstown Financial Services Inc	3,700	66
Pacific Mercantile Bancorp *	4,700	31
Pacific Premier Bancorp Inc	13,976	361
PacWest Bancorp	28,012	886
Palomar Holdings Inc, Cl A *	4,100	208
Park National Corp	2,805	245

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Parke Bancorp Inc	1,637	$30
PCB Bancorp	4,600	62
PCSB Financial Corp	4,700	86
PDL Community Bancorp *	2,000	28
Peapack Gladstone Financial Corp	6,154	169
Penns Woods Bancorp Inc	978	30
PennyMac Financial Services Inc	7,300	257
PennyMac Mortgage Investment Trust ‡	22,663	469
Peoples Bancorp Inc/OH	3,010	86
Peoples Bancorp of North Carolina Inc	1,100	28
Peoples Financial Services Corp	900	40
People's Utah Bancorp	2,500	60
Pinnacle Financial Partners Inc	17,827	938
Pioneer Bancorp *	2,700	37
Piper Sandler Cos	3,277	230
PJT Partners Inc	6,000	270
Popular Inc	23,256	1,116
PRA Group Inc *(A)	11,858	460
Preferred Bank/Los Angeles CA	3,037	155
Premier Financial Bancorp Inc	625	10
Primerica Inc	9,929	1,106
ProAssurance Corp	11,525	313
ProSight Global *	2,100	28
Prosperity Bancshares Inc	21,635	1,398
Protective Insurance Corp	1,481	21
Provident Bancorp *	2,100	23
Provident Financial Holdings Inc	1,400	28
Provident Financial Services Inc	16,579	331
Prudential Bancorp	2,100	35
Pzena Investment Management, Cl A	6,300	41
QCR Holdings Inc	4,800	183
Radian Group Inc	49,948	1,061
RBB Bancorp	2,600	44
Ready Capital Corp	6,000	87
Red River Bancshares	1,200	62
Redwood Trust Inc ‡	30,105	514
Regional Management Corp *	2,800	72
Reinsurance Group of America Inc, Cl A	14,716	1,796
Reliant Bancorp Inc	1,900	38
RenaissanceRe Holdings Ltd	10,706	1,824
Renasant Corp	13,160	373
Republic Bancorp Inc/KY, Cl A	1,298	46
Republic First Bancorp Inc *	9,800	30
Richmond Mutual Bancorporation *	4,500	61
Riverview Bancorp Inc	5,100	33
RLI Corp (A)	9,482	762
S&T Bancorp Inc	8,332	274
Safeguard Scientifics Inc	3,396	30
Safety Insurance Group Inc	4,031	317
Sandy Spring Bancorp Inc	8,510	262
Santander Consumer USA Holdings Inc	26,600	649
SB One Bancorp	2,800	61

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sculptor Capital Management, Cl A (B)	5,700	$129
Seacoast Banking Corp of Florida *	12,398	309
SEI Investments Co †	31,219	1,708
Select Bancorp *	5,700	60
Selective Insurance Group Inc	14,384	802
ServisFirst Bancshares Inc	12,700	439
Shore Bancshares Inc	3,000	47
Siebert Financial *	1,800	15
Sierra Bancorp	2,978	71
Signature Bank/New York NY	12,670	1,585
Silvercrest Asset Management Group, Cl A	2,100	24
Silvergate Capital, Cl A *	800	12
Simmons First National Corp, Cl A	23,248	497
SLM Corp	100,600	1,043
SmartFinancial Inc	2,200	42
South Plains Financial	2,400	48
South State Corp	7,921	540
Southern First Bancshares Inc *	1,491	57
Southern Missouri Bancorp Inc	600	20
Southern National Bancorp of Virginia Inc	6,000	85
Southside Bancshares Inc	8,762	282
Spirit of Texas Bancshares Inc *	4,600	85
Starwood Property Trust Inc ‡	64,980	1,441
State Auto Financial Corp	3,690	92
Sterling Bancorp	4,000	28
Sterling Bancorp/DE	50,815	843
Stewart Information Services Corp	6,841	248
Stifel Financial Corp	15,782	859
Stock Yards Bancorp Inc	4,702	164
Summit Financial Group Inc	1,700	37
Synovus Financial Corp	32,192	934
TCF Financial Corp	37,380	1,362
TD Ameritrade Holding Corp	65,273	2,757
Territorial Bancorp Inc	773	20
Texas Capital Bancshares Inc *	12,723	599
TFS Financial Corp	12,343	252
Third Point Reinsurance Ltd *	17,500	156
Timberland Bancorp Inc/WA	2,400	56
Tiptree Inc	9,700	64
Tompkins Financial Corp	3,905	310
Towne Bank/Portsmouth VA	14,467	334
TPG RE Finance Trust Inc	14,400	277
TriCo Bancshares	6,909	234
TriState Capital Holdings Inc *	6,500	129
Triumph Bancorp Inc *	4,500	152
Trupanion Inc *(A)	6,500	200
TrustCo Bank Corp NY	21,626	148
Trustmark Corp	14,839	399
Two Harbors Investment Corp ‡	64,742	877
UMB Financial Corp	10,545	613
Umpqua Holdings Corp	52,531	808
Union Bankshares Inc/Morrisville VT	400	12

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Bankshares Inc/WV (A)	23,137	$668
United Community Banks Inc/GA	18,174	450
United Fire Group Inc	4,071	156
United Insurance Holdings Corp	1,900	18
United Security Bancshares/Fresno CA	3,200	28
Unity Bancorp Inc	2,800	48
Universal Insurance Holdings Inc	9,000	186
Univest Financial Corp	8,915	209
Valley National Bancorp	91,968	855
Value Line	300	9
Veritex Holdings Inc	12,539	302
Virtu Financial Inc, Cl A	10,000	188
Virtus Investment Partners Inc	1,300	144
Voya Financial Inc	33,000	1,737
Waddell & Reed Financial Inc, Cl A (A)	16,402	226
Walker & Dunlop Inc	5,923	384
Washington Federal Inc	18,136	544
Washington Trust Bancorp Inc	3,870	166
Waterstone Financial Inc	4,000	67
Watford Holdings Ltd *	5,900	135
Webster Financial Corp	22,551	856
WesBanco Inc	16,609	508
West Bancorporation Inc	3,785	77
Westamerica Bancorporation (A)	6,155	356
Western Alliance Bancorp	23,661	1,089
Western Asset Mortgage Capital Corp ‡	18,144	182
Western New England Bancorp Inc	5,000	44
Westwood Holdings Group Inc	1,828	46
White Mountains Insurance Group Ltd	762	754
Wintrust Financial Corp	13,349	713
WisdomTree Investments Inc	33,875	138
World Acceptance Corp *	1,676	131
WSFS Financial Corp	12,143	418
		175,847
Health Care — 14.1%
89bio *(A)	700	25
Abeona Therapeutics Inc *	7,000	22
Acadia Healthcare Co Inc *(A)	19,787	586
ACADIA Pharmaceuticals Inc *	26,800	1,145
Accelerate Diagnostics Inc *(A)	4,900	63
Acceleron Pharma Inc *	11,400	980
Accuray Inc *	14,863	44
AcelRx Pharmaceuticals Inc *(A)	29,100	38
Acer Therapeutics *	1,200	4
Aclaris Therapeutics Inc *	4,000	5
Acorda Therapeutics Inc *	9,642	14
Adamas Pharmaceuticals Inc *	3,000	14
Adaptive Biotechnologies Corp *	4,300	121
Addus HomeCare Corp *	3,600	275
ADMA Biologics *	15,400	45
Aduro Biotech Inc *	7,800	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Adverum Biotechnologies Inc *	10,500	$129
Aeglea BioTherapeutics Inc *	9,300	64
Aerie Pharmaceuticals Inc *(A)	11,900	208
Affimed *	19,500	46
Agenus Inc *(A)	16,000	40
AgeX Therapeutics Inc *	1,960	2
Agios Pharmaceuticals Inc *(A)	15,600	741
Aimmune Therapeutics Inc *	10,300	245
Akcea Therapeutics Inc *	3,800	65
Akebia Therapeutics Inc *	35,885	318
Akero Therapeutics *	1,200	26
Akorn Inc *	16,827	20
Albireo Pharma Inc *	1,800	42
Aldeyra Therapeutics Inc *	5,500	21
Alector Inc *(A)	9,400	258
Alkermes PLC *	36,353	758
Allakos Inc *(A)	5,000	312
Allogene Therapeutics Inc *(A)	9,700	262
Allscripts Healthcare Solutions Inc *(A)	37,453	282
Alnylam Pharmaceuticals Inc *	25,289	2,975
Alphatec Holdings Inc *	12,300	72
AMAG Pharmaceuticals Inc *	6,003	47
Amedisys Inc *	7,271	1,265
American Renal Associates Holdings Inc *	1,700	14
Amicus Therapeutics Inc *	59,400	567
AMN Healthcare Services Inc *	10,909	803
Amneal Pharmaceuticals Inc *	16,788	65
Amphastar Pharmaceuticals Inc *	7,300	112
AnaptysBio Inc *	4,800	72
Anavex Life Sciences Corp *(A)	10,300	39
AngioDynamics Inc *	7,370	85
ANI Pharmaceuticals Inc *	2,500	120
Anika Therapeutics Inc *	3,070	128
Antares Pharma Inc *	41,800	130
Apellis Pharmaceuticals Inc *	12,900	447
Apollo Medical Holdings Inc *	1,500	26
Applied Therapeutics *	1,500	62
Aprea Therapeutics Inc *	1,600	55
Apyx Medical Corp *	14,200	86
Arcus Biosciences Inc *	7,700	117
Ardelyx Inc *	16,000	111
Arena Pharmaceuticals Inc *	12,865	574
Arrowhead Pharmaceuticals Inc *	22,100	781
Arvinas Inc *	5,700	269
Assembly Biosciences Inc *	2,900	53
Assertio Therapeutics Inc *	11,355	12
Atara Biotherapeutics Inc *	9,300	113
Athenex Inc *(A)	14,700	180
Athersys Inc *(A)	15,300	18
Atreca Inc, Cl A *	1,600	38
AtriCure Inc *	9,320	358
Atrion Corp	330	203

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avalon GloboCare *	5,200	$7
Avanos Medical Inc *	12,200	395
Avantor *	75,400	1,188
Avid Bioservices Inc *	18,600	117
Avrobio Inc *	4,600	89
Axcella Health *	1,900	7
Axogen Inc *	6,100	76
Axonics Modulation Technologies Inc *(A)	2,700	96
Axsome Therapeutics Inc *	6,400	499
Beyondspring Inc *	4,400	70
BioCryst Pharmaceuticals Inc *	53,600	161
BioDelivery Sciences International Inc *	27,900	136
Biohaven Pharmaceutical Holding Co Ltd *	10,100	446
BioLife Solutions *	1,700	24
BioMarin Pharmaceutical Inc *	43,446	3,926
Bio-Rad Laboratories Inc, Cl A *	5,053	1,779
BioSig Technologies *	3,800	14
BioSpecifics Technologies Corp *	1,400	77
Bio-Techne Corp	8,925	1,686
BioTelemetry Inc *	7,100	303
Bioxcel Therapeutics *	1,700	64
Bluebird Bio Inc *(A)	12,900	933
Blueprint Medicines Corp *	13,700	742
Bridgebio Pharma *	5,900	188
Brookdale Senior Living Inc, Cl A *	37,509	246
Bruker Corp	25,132	1,095
Cabaletta Bio *	1,600	24
Calithera Biosciences Inc *	6,200	40
Calyxt *	2,200	14
Cantel Medical Corp (A)	8,877	560
Cara Therapeutics Inc *	9,400	141
Cardiovascular Systems Inc *	8,225	309
CareDx Inc *	9,700	226
CASI Pharmaceuticals Inc *	9,300	16
Castle Biosciences Inc *	900	27
Castlight Health Inc, Cl B *	24,900	23
Catalent Inc *	37,600	1,938
Catalyst Pharmaceuticals Inc *	23,400	99
Catasys *(A)	1,700	26
cbdMD *	2,500	3
Celcuity *	1,400	12
Cellular Biomedicine Group *(A)	4,200	67
CEL-SCI Corp *(A)	9,900	109
Cerecor *	5,300	16
Cerus Corp *	24,297	125
Change Healthcare Inc *(A)	12,600	171
Charles River Laboratories International Inc *	11,506	1,790
Checkpoint Therapeutics *	5,900	10
Chemed Corp	3,745	1,564
ChemoCentryx Inc *	9,500	425
Chiasma *	11,600	52

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chimerix Inc *	7,900	$14
ChromaDex *(A)	9,900	37
Clovis Oncology Inc *(A)	9,766	74
Codexis Inc *	11,400	133
Coherus Biosciences Inc *	14,800	286
Collegium Pharmaceutical Inc *	6,400	152
Community Health Systems Inc *(A)	21,729	107
Computer Programs & Systems Inc	1,702	46
Concert Pharmaceuticals Inc *	3,900	33
Conformis Inc *	25,000	19
CONMED Corp	6,608	625
Constellation Pharmaceuticals *(A)	5,000	177
Corbus Pharmaceuticals Holdings Inc *(A)	9,100	43
Corcept Therapeutics Inc *(A)	25,200	318
CorMedix Inc *(A)	8,600	45
Cortexyme *	2,700	136
CorVel Corp *	2,334	161
Covetrus Inc *(A)	21,700	241
Crinetics Pharmaceuticals Inc *	4,300	88
Cross Country Healthcare Inc *	9,179	87
CryoLife Inc *	8,545	219
CryoPort Inc *(A)	4,800	80
Cue Biopharma *	6,900	121
Cutera Inc *	2,900	72
Cyclerion Therapeutics Inc *	2,425	10
Cymabay Therapeutics Inc *	11,300	19
Cytokinetics Inc *(A)	15,800	220
CytomX Therapeutics Inc *	7,600	51
CytoSorbents Corp *(A)	5,500	33
Deciphera Pharmaceuticals Inc *	5,700	303
Denali Therapeutics Inc *(A)	13,600	269
DexCom Inc *	21,924	6,051
Dicerna Pharmaceuticals Inc *	12,000	237
Dynavax Technologies Corp, Cl A *(A)	25,489	101
Eagle Pharmaceuticals Inc/DE *	2,700	124
Editas Medicine Inc *(A)	12,300	273
Eidos Therapeutics Inc *	3,100	157
Eiger BioPharmaceuticals Inc *	1,700	16
Elanco Animal Health Inc *	96,800	2,652
ElectroCore *	3,100	2
Eloxx Pharmaceuticals Inc *	4,100	13
Emergent BioSolutions Inc *	10,584	621
Enanta Pharmaceuticals Inc *(A)	4,700	239
Encompass Health Corp	23,341	1,747
Endo International PLC *(A)	64,300	355
Enochian Biosciences *	3,300	11
Ensign Group Inc/The	12,936	576
Envista Holdings Corp *	34,400	873
Enzo Biochem Inc *	10,000	21
Epizyme Inc *(A)	19,800	424
Esperion Therapeutics Inc *(A)	6,200	313
Evelo Biosciences *	3,300	17

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evofem Biosciences *(A)	3,400	$20
Evolent Health Inc, Cl A *	14,800	137
Evolus Inc *(A)	4,600	40
Exact Sciences Corp *	33,580	2,718
Exagen *	800	14
Exelixis Inc *	72,900	1,355
EyePoint Pharmaceuticals *	15,200	20
Fate Therapeutics Inc *	16,800	491
FibroGen Inc *	19,500	815
Five Prime Therapeutics Inc *	5,300	20
Flexion Therapeutics Inc *(A)	6,800	107
Fluidigm Corp *	18,053	60
Forty Seven Inc *	5,300	307
Frequency Therapeutics *(A)	1,400	30
Fulcrum Therapeutics *	1,100	21
G1 Therapeutics Inc *(A)	8,400	151
Galectin Therapeutics *(A)	9,600	20
Galera Therapeutics *	400	7
Genesis Healthcare Inc, Cl A *	2,900	5
GenMark Diagnostics Inc *	19,700	69
Geron Corp *(A)	23,970	28
Glaukos Corp *(A)	8,949	394
Global Blood Therapeutics Inc *	13,301	851
Globus Medical Inc, Cl A *	18,000	814
GlycoMimetics Inc *	6,500	24
Gossamer Bio Inc *	10,600	139
Gritstone Oncology Inc *(A)	9,800	82
Guardant Health Inc *	8,800	765
Haemonetics Corp *	12,147	1,316
Halozyme Therapeutics Inc *	32,958	645
Hanger Inc *	10,000	231
Harpoon Therapeutics *	1,800	28
Health Catalyst *	2,400	73
HealthEquity Inc *	16,400	1,164
HealthStream Inc *	5,964	145
Heron Therapeutics Inc *(A)	18,200	339
Heska Corp *	1,500	143
Hill-Rom Holdings Inc	15,901	1,527
HMS Holdings Corp *	19,631	451
Homology Medicines Inc *	4,100	66
Hookipa Pharma *	2,400	24
Horizon Therapeutics Plc *	44,300	1,516
ICU Medical Inc *	4,627	906
IGM Biosciences *(A)	1,200	62
ImmunoGen Inc *	25,252	112
Immunomedics Inc *	41,557	665
Innoviva Inc *	14,009	189
Inogen Inc *	4,900	224
Inovalon Holdings Inc, Cl A *(A)	18,000	351
Inovio Pharmaceuticals Inc *(A)	16,000	68
Insmed Inc *	23,000	573
Inspire Medical Systems Inc *	2,800	240

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Insulet Corp *	14,521	$2,759
Integer Holdings Corp *	7,430	670
Integra LifeSciences Holdings Corp *	16,904	881
Intellia Therapeutics Inc *(A)	9,600	128
Intercept Pharmaceuticals Inc *(A)	5,876	540
Intersect ENT Inc *(A)	9,600	229
Intra-Cellular Therapies Inc, Cl A *	12,600	266
IntriCon Corp *	1,200	18
Invacare Corp	6,889	52
Invitae Corp *(A)	20,100	410
Ionis Pharmaceuticals Inc *	30,494	1,548
Iovance Biotherapeutics Inc *	29,000	954
iRadimed *	1,100	26
iRhythm Technologies Inc *(A)	5,800	504
Ironwood Pharmaceuticals Inc, Cl A *	35,554	428
Jazz Pharmaceuticals PLC *	13,200	1,512
Joint Corp/The *	5,500	82
Jounce Therapeutics Inc *	1,600	7
Kadmon Holdings Inc *	44,600	207
Kala Pharmaceuticals *(A)	5,400	29
Kaleido Biosciences *	2,700	16
KalVista Pharmaceuticals Inc *	4,700	63
Karuna Therapeutics Inc *	1,500	131
Karyopharm Therapeutics Inc *	16,200	265
Kezar Life Sciences Inc *	4,800	21
Kindred Biosciences Inc *	4,400	48
Kiniksa Pharmaceuticals Ltd, Cl A *	3,400	63
Kodiak Sciences Inc *(A)	5,500	352
Krystal Biotech Inc *	3,100	166
Kura Oncology Inc *	11,800	142
La Jolla Pharmaceutical Co *	3,000	20
Lannett Co Inc *	5,200	45
Lantheus Holdings Inc *	7,300	114
LeMaitre Vascular Inc	3,200	91
Lexicon Pharmaceuticals Inc *(A)	9,305	26
LHC Group Inc *	7,147	868
Ligand Pharmaceuticals Inc *(A)	4,028	377
Lineage Cell Therapeutics Inc *	19,600	20
Liquidia Technologies Inc *	3,200	13
LivaNova PLC *	12,000	837
Livongo Health *(A)	4,200	105
LogicBio Therapeutics *	2,000	16
Luminex Corp	8,555	212
MacroGenics Inc *	12,600	110
Madrigal Pharmaceuticals Inc *	1,600	138
Magellan Health Inc *	5,740	344
Magenta Therapeutics Inc *	7,300	86
Mallinckrodt PLC *(A)	16,100	69
MannKind Corp *(A)	26,900	34
Marinus Pharmaceuticals Inc *	3,800	9
Marker Therapeutics Inc *(A)	11,600	29
Masimo Corp *	11,193	1,828

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MediciNova Inc *(A)	5,900	$25
MEDNAX Inc *	21,156	361
Medpace Holdings Inc *	6,300	567
MEI Pharma *	16,900	33
MeiraGTx Holdings plc *	4,500	73
Menlo Therapeutics *	3,700	11
Meridian Bioscience Inc	7,741	62
Merit Medical Systems Inc *	12,075	435
Mersana Therapeutics Inc *	8,600	74
Mesa Laboratories Inc (A)	900	215
Millendo Therapeutics *	2,300	18
Minerva Neurosciences Inc *	3,700	27
Mirati Therapeutics Inc *	6,000	537
Mirum Pharmaceuticals *	600	10
Misonix *	1,900	26
Moderna Inc *(A)	55,100	1,429
Molecular Templates *	6,300	101
Molina Healthcare Inc *	15,336	1,879
Momenta Pharmaceuticals Inc *	22,554	638
Morphic Holding *	1,200	19
Mustang Bio *	6,700	20
MyoKardia Inc *	10,000	634
Myriad Genetics Inc *	16,326	288
NanoString Technologies Inc *	8,500	303
Natera Inc *	16,500	625
National HealthCare Corp	2,994	222
National Research Corp, Cl A	3,212	177
Natus Medical Inc *	6,558	176
Nektar Therapeutics, Cl A *(A)	39,200	816
Neogen Corp *	12,206	742
NeoGenomics Inc *	22,300	632
Neon Therapeutics Inc *	3,400	5
Neurocrine Biosciences Inc *	22,200	2,102
Neuronetics *	3,200	9
Nevro Corp *(A)	7,000	911
NextCure Inc *	3,400	142
NextGen Healthcare Inc *	11,815	155
NGM Biopharmaceuticals Inc *	5,800	105
Novavax Inc *(A)	2,762	44
Novocure Ltd *	20,600	1,499
NuVasive Inc *	11,878	782
Ocular Therapeutix Inc *	1,700	8
Odonate Therapeutics Inc *	3,000	89
Omeros Corp *(A)	9,100	108
Omnicell Inc *	9,812	799
Oncocyte *	5,200	11
OPKO Health Inc *	72,584	109
OptimizeRx Corp *	5,900	49
Optinose Inc *	3,100	19
Option Care Health *	5,427	80
OraSure Technologies Inc *	11,339	68
Organogenesis Holdings, Cl A *	2,600	10

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orthofix Medical Inc *	3,940	$139
OrthoPediatrics Corp *	1,900	88
Osmotica Pharmaceuticals *	1,900	11
Owens & Minor Inc	9,539	65
Oyster Point Pharma *	1,400	50
Pacific Biosciences of California Inc *	30,100	102
Pacira BioSciences Inc *	10,545	457
Palatin Technologies Inc *(A)	79,700	41
Paratek Pharmaceuticals Inc *	3,300	16
Patterson Cos Inc (A)	19,700	469
PDL BioPharma Inc *	31,600	107
Pennant Group Inc/The *	6,468	176
Penumbra Inc *(A)	7,700	1,277
Personalis *	2,100	18
PetIQ Inc, Cl A *(A)	4,700	146
Pfenex Inc *	6,900	80
PhaseBio Pharmaceuticals *	3,300	14
Phathom Pharmaceuticals *(A)	2,600	94
Phibro Animal Health Corp, Cl A	3,700	93
Phreesia *	3,100	96
Pieris Pharmaceuticals Inc *	12,800	40
PolarityTE Inc *	1,700	2
Portola Pharmaceuticals Inc, Cl A *(A)	17,400	176
PRA Health Sciences Inc *	15,000	1,413
Precigen *(A)	11,400	43
Precision BioSciences Inc *	8,600	69
Premier Inc, Cl A *	14,700	433
Prestige Consumer Healthcare Inc *	11,479	429
Prevail Therapeutics *	1,800	23
Principia Biopharma Inc *	4,200	271
Progenics Pharmaceuticals Inc *	11,596	55
Progyny Inc *	2,800	77
Protagonist Therapeutics Inc *	7,400	58
Prothena Corp PLC *	7,600	81
Providence Service Corp/The *	2,458	152
PTC Therapeutics Inc *	15,600	855
Pulse Biosciences Inc *	1,900	13
Puma Biotechnology Inc *	6,700	72
QIAGEN NV *	52,783	1,895
Quanterix Corp *	3,200	73
Quidel Corp *	8,112	627
R1 RCM Inc *	24,700	303
Ra Pharmaceuticals Inc *	8,100	379
Radius Health Inc *	11,400	240
RadNet Inc *	11,000	225
Reata Pharmaceuticals Inc, Cl A *	5,500	1,071
Recro Pharma Inc *	8,300	119
REGENXBIO Inc *	9,300	372
Repligen Corp *	12,922	1,106
Replimune Group *	4,100	57
resTORbio *	3,700	5
Retrophin Inc *	7,400	115

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Revance Therapeutics Inc *	13,500	$312
Rhythm Pharmaceuticals Inc *	7,500	143
Rigel Pharmaceuticals Inc *	43,059	91
Rocket Pharmaceuticals Inc *	9,800	191
Rockwell Medical Inc *	10,000	28
RTI Surgical Holdings Inc *	6,918	26
Rubius Therapeutics Inc *	4,600	38
Sage Therapeutics Inc *	12,200	573
Sangamo Therapeutics Inc *	28,370	242
Sarepta Therapeutics Inc *(A)	16,800	1,923
Satsuma Pharmaceuticals *	1,100	31
Savara Inc *	4,800	11
Scholar Rock Holding Corp *	5,200	73
SeaSpine Holdings Corp *	3,900	55
Seattle Genetics Inc *	28,000	3,188
Select Medical Holdings Corp *	25,565	612
Senseonics Holdings Inc *(A)	12,800	18
Seres Therapeutics Inc *	3,300	10
Shockwave Medical Inc *(A)	6,100	245
SI-BONE Inc *	5,900	114
Sientra Inc *	4,500	19
SIGA Technologies Inc *	10,000	50
Silk Road Medical Inc *	5,200	207
Simulations Plus Inc	3,900	127
Solid Biosciences Inc *	1,700	6
Soliton *	1,300	14
Sorrento Therapeutics Inc *(A)	39,300	85
Spectrum Pharmaceuticals Inc *	31,879	91
Spero Therapeutics *	2,700	26
SpringWorks Therapeutics Inc *	2,500	80
STAAR Surgical Co *(A)	10,678	335
Stemline Therapeutics Inc *	8,200	49
Stoke Therapeutics *	3,000	74
Strongbridge Biopharma *	8,700	24
Supernus Pharmaceuticals Inc *	10,400	187
Surgery Partners Inc *	3,500	57
Surmodics Inc *	2,444	85
Sutro Biopharma *	2,600	25
Syndax Pharmaceuticals Inc *	9,800	92
Syneos Health Inc, Cl A *	14,800	938
Synlogic *	3,800	8
Syros Pharmaceuticals Inc *	12,700	74
Tabula Rasa HealthCare Inc *(A)	5,000	281
Tactile Systems Technology Inc *(A)	4,900	247
Tandem Diabetes Care Inc *	13,300	993
TCR2 Therapeutics Inc *	3,900	46
Teladoc Health Inc *(A)	17,600	2,199
Tenet Healthcare Corp *	24,400	641
TG Therapeutics Inc *(A)	22,100	277
TherapeuticsMD Inc *(A)	60,600	102
Theravance Biopharma Inc *(A)	12,845	313
Tivity Health Inc *(A)	9,768	124

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tocagen *	5,100	$7
TransEnterix *(A)	2,308	3
Translate Bio Inc *	2,600	20
TransMedics Group Inc *	2,300	36
Tricida Inc *	5,700	181
Triple-S Management Corp, Cl B *	5,850	88
Turning Point Therapeutics Inc *	6,600	327
Twist Bioscience Corp *(A)	6,100	187
Tyme Technologies Inc *(A)	25,200	30
Ultragenyx Pharmaceutical Inc *	14,200	796
United Therapeutics Corp *	10,264	1,057
UNITY Biotechnology Inc *	5,800	35
UroGen Pharma Ltd *(A)	5,300	144
US Physical Therapy Inc (A)	2,726	284
Utah Medical Products Inc	1,300	114
Vanda Pharmaceuticals Inc *	15,600	172
Vapotherm *	3,600	31
Varex Imaging Corp *	7,500	174
VBI Vaccines *	36,900	44
Veeva Systems Inc, Cl A *	31,300	4,444
Veracyte Inc *	11,400	281
Vericel Corp *	11,200	173
Verrica Pharmaceuticals *(A)	4,500	53
Viela Bio Inc *(A)	1,300	57
ViewRay Inc *	11,600	33
Viking Therapeutics Inc *(A)	21,500	127
Vir Biotechnology *(A)	1,700	79
Vocera Communications Inc *	6,142	150
Voyager Therapeutics Inc *	6,900	75
WaVe Life Sciences Ltd *(A)	4,000	34
West Pharmaceutical Services Inc	17,830	2,684
Wright Medical Group NV *	29,378	889
X4 Pharmaceuticals *	4,100	44
XBiotech Inc *	6,500	80
Xencor Inc *(A)	10,700	348
Xeris Pharmaceuticals Inc *	7,900	28
Y-mAbs Therapeutics Inc *	6,400	188
ZIOPHARM Oncology Inc *(A)	30,346	94
Zogenix Inc *(A)	10,300	258
Zynerba Pharmaceuticals Inc *(A)	8,200	35
Zynex Inc *(A)	3,800	49
		159,304
Industrials — 13.9%
AAON Inc (A)	9,050	498
AAR Corp	7,429	257
ABM Industries Inc	17,055	561
Acacia Research Corp *	8,749	20
ACCO Brands Corp	25,729	206
Acuity Brands Inc	9,700	998
ADT Inc (A)	31,200	199
Advanced Disposal Services Inc, Cl A *	17,400	575

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Advanced Drainage Systems Inc	9,700	$406
AECOM *	37,148	1,669
Aegion Corp, Cl A *	8,903	160
Aerojet Rocketdyne Holdings Inc *	17,279	852
AeroVironment Inc *	5,825	299
AGCO Corp	14,923	902
Air Lease Corp, Cl A	25,631	983
Air Transport Services Group Inc *	16,236	291
Aircastle Ltd	12,157	387
Alamo Group Inc	2,135	236
Albany International Corp, Cl A	7,098	455
Allegiant Travel Co, Cl A	3,350	454
Allied Motion Technologies Inc	1,300	50
Allison Transmission Holdings Inc, Cl A	27,176	1,103
Altra Industrial Motion Corp	15,289	461
AMERCO	2,200	710
Ameresco Inc, Cl A *	8,079	182
American Superconductor Corp *	7,200	49
American Woodmark Corp *	3,984	334
Apogee Enterprises Inc	6,011	181
Applied Industrial Technologies Inc	8,961	529
ArcBest Corp	5,590	111
Arcosa Inc	12,612	542
Argan Inc	2,979	124
Armstrong Flooring Inc *	6,267	17
Armstrong World Industries Inc	11,577	1,159
ASGN Inc *	12,169	617
Astec Industries Inc	6,263	235
Astronics Corp *	3,874	79
Astronics Corp, Cl B *	2,395	48
Atkore International Group Inc *	11,500	424
Atlas Air Worldwide Holdings Inc *	4,769	127
Avis Budget Group Inc *	13,960	452
Axon Enterprise Inc *(A)	13,869	1,073
AZZ Inc	7,396	273
Barnes Group Inc	11,852	636
Barrett Business Services Inc	1,634	98
Beacon Roofing Supply Inc *	17,570	522
BG Staffing	3,400	52
Bloom Energy Corp, Cl A *(A)	15,400	140
Blue Bird Corp *	4,392	79
BlueLinx Holdings Inc *(A)	1,700	20
BMC Stock Holdings Inc *	16,900	415
Brady Corp, Cl A	10,927	517
Briggs & Stratton Corp (A)	7,149	23
BrightView Holdings Inc *	4,800	67
Brink's Co/The	11,806	924
Builders FirstSource Inc *	28,170	640
BWX Technologies Inc	22,624	1,241
Caesarstone Ltd (A)	4,600	50
CAI International Inc *	5,072	125
Carlisle Cos Inc	13,777	2,002

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Casella Waste Systems Inc, Cl A *	12,091	$586
CBIZ Inc *	11,445	298
CECO Environmental Corp *	5,647	38
Charah Solutions *	2,200	5
Chart Industries Inc *	7,972	454
Cimpress PLC *(A)	5,099	594
CIRCOR International Inc *	3,715	134
Clean Harbors Inc *	12,276	853
Colfax Corp *	20,989	703
Columbus McKinnon Corp/NY	5,065	157
Comfort Systems USA Inc	9,691	409
Commercial Vehicle Group Inc *	1,600	7
CompX International	400	6
Concrete Pumping Holdings *	3,900	20
Construction Partners Inc, Cl A *	4,200	71
Copa Holdings SA, Cl A	7,128	593
Cornerstone Building Brands Inc *	6,048	44
Costamare Inc	18,000	118
CoStar Group Inc *	8,763	5,850
Covanta Holding Corp	27,058	361
Covenant Transportation Group Inc, Cl A *	3,300	40
CRA International Inc	2,105	98
Crane Co	11,929	811
CSW Industrials Inc	4,000	263
Cubic Corp	7,189	391
Curtiss-Wright Corp	10,178	1,221
Daseke Inc *	7,700	25
Deluxe Corp	10,154	338
Donaldson Co Inc	30,146	1,359
Douglas Dynamics Inc	6,122	266
Ducommun Inc *	3,700	165
DXP Enterprises Inc/TX *	4,162	118
Dycom Industries Inc *	8,107	240
Eagle Bulk Shipping Inc *(A)	9,200	31
Eastern	1,300	33
Echo Global Logistics Inc *	4,586	85
EMCOR Group Inc	13,687	1,053
Encore Wire Corp	4,403	216
Energous Corp *(A)	3,000	4
Energy Recovery Inc *(A)	10,200	100
Enerpac Tool Group Corp, Cl A	14,842	317
EnerSys	10,083	621
Ennis Inc	5,288	106
Enphase Energy Inc *	21,600	1,058
EnPro Industries Inc	4,868	263
ESCO Technologies Inc	5,877	534
EVI Industries *(A)	1,100	24
Evoqua Water Technologies Corp *	17,200	361
Exponent Inc	12,872	948
Federal Signal Corp	15,647	454
Fluor Corp	31,000	289
Forrester Research Inc	1,564	56

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Forward Air Corp	7,418	$438
Foundation Building Materials Inc *	5,300	83
Franklin Covey Co *	3,304	104
Franklin Electric Co Inc	11,781	609
FTI Consulting Inc *	8,868	998
Gardner Denver Holdings Inc *	31,400	1,030
Gates Industrial Corp PLC *	8,400	88
GATX Corp (A)	8,052	576
Genco Shipping & Trading Ltd	3,700	28
Gencor Industries *	2,200	22
Generac Holdings Inc *	14,545	1,498
General Finance *	2,800	22
Gibraltar Industries Inc *	8,760	444
GMS Inc *	8,200	187
Gorman-Rupp Co/The	4,077	130
GP Strategies Corp *	2,500	28
Graco Inc	39,305	1,939
GrafTech International Ltd	11,400	93
Graham Corp	796	13
Granite Construction Inc (A)	12,634	257
Great Lakes Dredge & Dock Corp *	17,880	173
Greenbrier Cos Inc/The	7,123	173
Griffon Corp	9,137	159
H&E Equipment Services Inc	7,525	179
Harsco Corp *	20,828	250
Hawaiian Holdings Inc (A)	12,480	261
HD Supply Holdings Inc *	41,200	1,566
Healthcare Services Group Inc (A)	16,939	467
Heartland Express Inc	9,772	175
HEICO Corp	9,118	983
HEICO Corp, Cl A	18,182	1,606
Heidrick & Struggles International Inc	2,952	66
Helios Technologies Inc	6,577	261
Herc Holdings Inc *	5,667	208
Heritage-Crystal Clean Inc *	5,100	134
Herman Miller Inc	13,443	460
Hertz Global Holdings Inc *	24,735	316
Hexcel Corp	20,498	1,325
Hillenbrand Inc	18,380	430
HNI Corp	11,249	369
Hub Group Inc, Cl A *	7,862	363
Hubbell Inc, Cl B	13,089	1,744
Hurco Cos Inc	1,235	35
Huron Consulting Group Inc *	5,411	321
Hyster-Yale Materials Handling Inc	2,002	96
IAA Inc *	31,029	1,326
ICF International Inc	4,768	362
IES Holdings Inc *	3,000	70
InnerWorkings Inc *	7,387	23
Insperity Inc	8,924	600
Insteel Industries Inc	2,941	58
Interface Inc, Cl A	14,045	205

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ITT Inc	20,963	$1,261
JELD-WEN Holding Inc *	17,800	335
JetBlue Airways Corp *	71,981	1,136
John Bean Technologies Corp	7,431	720
Kadant Inc	2,725	247
Kaman Corp	6,573	365
KAR Auction Services Inc (A)	31,829	613
Kelly Services Inc, Cl A	6,795	113
Kennametal Inc	18,814	523
Kforce Inc	4,537	138
Kimball International Inc, Cl B	7,025	114
Kirby Corp *	14,526	926
Knight-Swift Transportation Holdings Inc, Cl A (A)	30,327	969
Knoll Inc	11,763	208
Korn Ferry	14,558	509
Kratos Defense & Security Solutions Inc *	20,816	338
Landstar System Inc	9,344	943
Lawson Products Inc/DE *	1,800	72
LB Foster Co, Cl A *	1,900	30
Lennox International Inc	8,329	1,900
Lincoln Electric Holdings Inc	14,533	1,190
Lindsay Corp	2,327	230
Luxfer Holdings PLC	7,600	118
Lydall Inc *	3,632	43
Lyft Inc, Cl A *	45,600	1,738
Macquarie Infrastructure Corp	16,800	659
Manitowoc Co Inc/The *	5,987	75
ManpowerGroup Inc	14,056	1,067
Marten Transport Ltd	7,153	140
Masonite International Corp *	5,600	412
MasTec Inc *	14,262	700
Matson Inc	11,152	370
Matthews International Corp, Cl A	6,813	201
Maxar Technologies Inc (A)	11,200	170
Mayville Engineering *	1,500	11
McGrath RentCorp	5,948	413
Mercury Systems Inc *	12,523	920
Meritor Inc *	17,795	404
Mesa Air Group Inc *	7,700	44
Middleby Corp/The *	13,225	1,479
Miller Industries Inc/TN	2,311	69
Mistras Group Inc *	2,697	21
Mobile Mini Inc	11,883	463
Moog Inc, Cl A	7,824	603
MRC Global Inc *	18,112	158
MSA Safety Inc	8,344	1,015
MSC Industrial Direct Co Inc, Cl A	10,403	643
Mueller Industries Inc	14,508	406
Mueller Water Products Inc, Cl A	41,012	449
MYR Group Inc *	4,079	104
National Presto Industries Inc	1,091	86

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Navistar International Corp *	12,791	$464
NL Industries	2,000	7
NN Inc	5,587	43
Nordson Corp	13,812	2,007
Northwest Pipe Co *	2,600	82
NOW Inc *	21,600	191
NV5 Global Inc *(A)	2,700	145
nVent Electric PLC	36,100	867
Omega Flex Inc	600	47
Oshkosh Corp	16,217	1,170
Owens Corning	25,960	1,466
PAM Transportation Services *	500	20
Park Aerospace Corp	5,082	71
Park-Ohio Holdings Corp	1,118	27
Parsons Corp *	5,100	199
Patrick Industries Inc	5,225	276
PGT Innovations Inc *	16,500	250
PICO Holdings Inc *	4,621	44
Pitney Bowes Inc (A)	39,400	135
Plug Power Inc *(A)	55,300	240
Powell Industries Inc	1,364	46
Preformed Line Products Co	90	4
Primoris Services Corp	13,047	248
Proto Labs Inc *	5,999	526
Quad/Graphics Inc, Cl A	6,862	33
Quanex Building Products Corp	6,965	117
Radiant Logistics Inc *	12,400	55
Raven Industries Inc	8,655	248
RBC Bearings Inc *	5,795	992
Regal Beloit Corp	10,225	794
Resideo Technologies Inc *	31,100	334
Resources Connection Inc	9,581	120
REV Group Inc	8,400	66
Rexnord Corp	26,526	774
Roadrunner Transportation Systems *	900	7
RR Donnelley & Sons Co	13,219	25
Rush Enterprises Inc, Cl A	7,399	310
Rush Enterprises Inc, Cl B	1,800	75
Ryder System Inc	12,400	472
Safe Bulkers *	12,300	16
Saia Inc *	6,592	576
Schneider National Inc, Cl B	15,600	279
Scorpio Bulkers Inc	15,916	51
Sensata Technologies Holding PLC *	37,300	1,522
Simpson Manufacturing Co Inc	10,543	837
SiteOne Landscape Supply Inc *	9,800	973
SkyWest Inc	11,322	514
SP Plus Corp *	4,298	157
Spartan Motors Inc	6,500	96
Spirit AeroSystems Holdings Inc, Cl A	24,575	1,299
Spirit Airlines Inc *	15,547	442
SPX Corp *	10,194	427

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SPX FLOW Inc *	9,294	$342
Standex International Corp	2,429	154
Steelcase Inc, Cl A	22,857	371
Stericycle Inc *(A)	20,900	1,200
Sterling Construction Co Inc *	8,700	119
Sunrun Inc *(A)	26,600	514
Systemax Inc	1,400	29
Team Inc *	5,757	73
Teledyne Technologies Inc *	8,537	2,880
Tennant Co	4,638	332
Terex Corp	14,170	312
Tetra Tech Inc	13,342	1,079
Textainer Group Holdings Ltd *	12,553	104
Thermon Group Holdings Inc *	6,882	121
Timken Co/The	15,809	709
Titan International Inc	10,772	24
Titan Machinery Inc *	3,312	33
Toro Co/The	25,500	1,821
TPI Composites Inc *	7,500	178
Transcat *	3,400	98
TransUnion	45,500	4,046
Trex Co Inc *	14,280	1,366
TriMas Corp *	9,876	250
TriNet Group Inc *	10,100	534
Trinity Industries Inc (A)	24,042	489
Triton International Ltd/Bermuda	14,384	494
Triumph Group Inc (A)	13,296	253
TrueBlue Inc *	8,328	124
Tutor Perini Corp *	8,051	117
Twin Disc Inc *	3,100	25
Uber Technologies Inc *	229,900	7,787
UniFirst Corp/MA	3,640	676
Univar Solutions *	39,650	674
Universal Forest Products Inc	14,165	664
Universal Logistics Holdings Inc	700	11
Upwork Inc *	14,200	123
US Ecology Inc	6,440	271
US Xpress Enterprises, Cl A *	5,300	23
Valmont Industries Inc	5,014	583
Vectrus Inc *	3,679	192
Veritiv Corp *	2,000	24
Viad Corp	4,271	214
Vicor Corp *	5,400	233
Vivint Solar Inc *	15,000	169
VSE Corp	2,000	59
Wabash National Corp	11,741	129
WABCO Holdings Inc *	12,210	1,650
Watsco Inc	7,859	1,234
Watts Water Technologies Inc, Cl A	7,056	663
Welbilt Inc *	29,950	396
Werner Enterprises Inc (A)	11,890	400
WESCO International Inc *	10,366	421

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Willdan Group Inc *	1,300	$40
Willis Lease Finance *	1,000	57
WillScot Corp, Cl A *	14,000	246
Woodward Inc	13,142	1,356
XPO Logistics Inc *	21,890	1,619
YRC Worldwide Inc *	4,500	10
		157,541
Information Technology — 18.6%
2U Inc *	13,000	306
3D Systems Corp *(A)	28,047	257
8x8 Inc *	20,614	381
A10 Networks Inc *	9,800	66
Acacia Communications Inc *	8,600	589
ACI Worldwide Inc *	26,412	736
Adesto Technologies Corp *	6,800	83
ADTRAN Inc	9,897	80
Advanced Energy Industries Inc *	8,719	519
Agilysys Inc *	5,200	167
Airgain *	2,200	17
Akoustis Technologies *(A)	8,400	61
Alarm.com Holdings Inc *(A)	8,300	400
Alpha & Omega Semiconductor Ltd *	5,600	61
Altair Engineering Inc, Cl A *(A)	9,000	313
Alteryx Inc, Cl A *(A)	10,600	1,480
Ambarella Inc *	6,900	410
Amdocs Ltd	32,668	2,083
American Software Inc/GA, Cl A	8,672	143
Amkor Technology Inc *	20,913	218
Anaplan Inc *	21,000	944
Anixter International Inc *	7,241	706
Appfolio Inc, Cl A *(A)	3,600	443
Appian Corp, Cl A *(A)	7,700	340
Applied Optoelectronics Inc *(A)	3,800	34
Arlo Technologies Inc *	13,252	43
Arrow Electronics Inc *	19,225	1,289
Aspen Technology Inc *	16,767	1,786
AstroNova	1,600	17
Atlassian Corp PLC, Cl A *	28,100	4,073
Avalara Inc *	12,000	1,017
Avaya Holdings Corp *	26,700	346
Avid Technology Inc *	5,000	37
Avnet Inc	23,899	733
AVX Corp	12,878	280
Axcelis Technologies Inc *	9,350	224
AXT Inc *	6,600	23
Badger Meter Inc (A)	7,424	447
Bel Fuse Inc, Cl B	888	10
Belden Inc	8,823	352
Benchmark Electronics Inc	9,930	270
Benefitfocus Inc *	5,300	66
Black Knight Inc *	34,237	2,284

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blackbaud Inc	11,955	$811
Blackline Inc *	9,600	601
Booz Allen Hamilton Holding Corp, Cl A	32,465	2,315
Bottomline Technologies DE Inc *	9,971	442
Box Inc, Cl A *	31,700	531
Brightcove Inc *	6,800	53
Brooks Automation Inc	16,803	580
Cabot Microelectronics Corp	6,905	962
CACI International Inc, Cl A *	5,832	1,429
CalAmp Corp *	8,156	78
Calix Inc *	17,745	160
Cambium Networks *	1,000	6
Cardtronics PLC *(A)	8,885	322
Casa Systems Inc *	2,800	9
Cass Information Systems Inc	3,154	148
CDK Global Inc	29,000	1,335
Cerence Inc *	8,110	176
Ceridian HCM Holding Inc *(A)	22,400	1,584
CEVA Inc *	3,838	109
ChannelAdvisor Corp *	2,400	23
Ciena Corp *	36,986	1,422
Cirrus Logic Inc *	14,195	974
Clearfield Inc *	1,400	15
Cloudera Inc *(A)	58,268	519
Coda Octopus Group *	1,100	7
Cognex Corp	39,116	1,742
Coherent Inc *	5,753	740
Cohu Inc	12,236	250
CommScope Holding Co Inc *	48,900	538
CommVault Systems Inc *	9,484	395
comScore Inc *	20,100	70
Comtech Telecommunications Corp	4,332	121
Conduent Inc *	38,300	125
CoreLogic Inc/United States	18,883	857
Cornerstone OnDemand Inc *	13,499	554
Coupa Software Inc *	15,100	2,261
Cree Inc *	25,723	1,151
CSG Systems International Inc	6,917	306
CTS Corp	6,245	163
Cypress Semiconductor Corp	87,935	2,030
Daktronics Inc	4,580	23
DASAN Zhone Solutions *	1,900	14
Dell Technologies Inc, Cl C *	36,172	1,464
Diebold Nixdorf Inc *	14,133	99
Digi International Inc *	3,401	45
Digimarc Corp *	2,076	42
Digital Turbine Inc *	25,500	156
Diodes Inc *	10,642	468
DocuSign Inc, Cl A *	37,600	3,245
Dolby Laboratories Inc, Cl A	14,904	979
Domo Inc, Cl B *	3,200	67
Dropbox Inc, Cl A *	50,400	986

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DSP Group Inc *	7,900	$108
Dynatrace Inc *	21,800	704
Ebix Inc (A)	4,825	128
EchoStar Corp, Cl A *	10,503	367
eGain Corp *	4,900	40
Elastic NV *	11,400	842
Endurance International Group Holdings Inc *	9,100	34
Entegris Inc	32,108	1,712
Envestnet Inc *	12,052	910
EPAM Systems Inc *	12,700	2,835
ePlus Inc *	3,288	249
Euronet Worldwide Inc *	11,888	1,475
Everbridge Inc *(A)	8,300	877
EVERTEC Inc	15,100	448
Evo Payments Inc, Cl A *	10,400	263
Exela Technologies Inc *	9,100	2
ExlService Holdings Inc *	8,023	599
Extreme Networks Inc *	31,687	159
Fabrinet *	9,515	524
Fair Isaac Corp *	6,791	2,554
FARO Technologies Inc *	4,508	258
FireEye Inc *	48,700	645
First Solar Inc *	19,600	897
Fitbit Inc, Cl A *(A)	58,100	371
Five9 Inc *	14,000	1,022
ForeScout Technologies Inc *	9,700	316
FormFactor Inc *	18,019	403
Genpact Ltd	44,550	1,713
GoDaddy Inc, Cl A *	41,700	2,918
GSI Technology *	3,800	25
GTT Communications Inc *(A)	9,500	144
GTY Technology Holdings Inc *	11,200	60
Guidewire Software Inc *	19,769	2,167
Hackett Group Inc/The	3,300	51
Harmonic Inc *	14,394	88
HubSpot Inc *	9,700	1,741
I3 Verticals Inc, Cl A *	3,600	104
Ichor Holdings Ltd *	4,100	119
Ideanomics *	12,000	4
II-VI Inc *(A)	21,239	631
Immersion Corp *	3,567	25
Impinj Inc *	3,600	111
Infinera Corp *	49,184	334
Information Services Group *	8,600	27
Inphi Corp *	10,262	766
Inseego Corp *(A)	11,400	79
Insight Enterprises Inc *	9,198	507
Instructure Inc *	7,300	356
Intelligent Systems Corp *(A)	2,700	99
InterDigital Inc	7,130	377
International Money Express Inc *(A)	4,600	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iteris *	12,600	$61
Itron Inc *	8,011	608
j2 Global Inc	11,057	966
Jabil Inc	35,500	1,138
KBR Inc	33,545	871
KEMET Corp	12,500	326
Kimball Electronics Inc *	9,293	126
Knowles Corp *	20,300	337
KVH Industries Inc *	1,997	21
Lattice Semiconductor Corp *	29,262	525
Limelight Networks Inc *	38,300	193
Littelfuse Inc	5,631	899
LivePerson Inc *(A)	15,791	418
LiveRamp Holdings Inc *	15,074	534
LogMeIn Inc	12,013	1,024
Lumentum Holdings Inc *	18,370	1,430
MACOM Technology Solutions Holdings Inc *	12,425	314
Majesco *	1,800	12
Manhattan Associates Inc *	15,080	1,016
ManTech International Corp/VA, Cl A	6,422	481
Marchex, Cl B *	8,600	22
Marvell Technology Group Ltd	158,257	3,371
MAXIMUS Inc	15,516	978
MaxLinear Inc, Cl A *	15,544	240
Medallia *	4,200	104
Medallion Financial *	5,000	30
Methode Electronics Inc	8,684	266
MicroStrategy Inc, Cl A *	2,353	318
Mitek Systems Inc *	5,800	51
MKS Instruments Inc	12,923	1,295
MobileIron Inc *	27,900	113
Model N Inc *	7,600	220
MongoDB Inc, Cl A *(A)	10,000	1,525
Monolithic Power Systems Inc	9,951	1,579
MTS Systems Corp	4,389	176
Napco Security Technologies Inc *	4,200	85
National Instruments Corp	30,467	1,227
NCR Corp *	29,983	756
NeoPhotonics Corp *	7,500	50
NETGEAR Inc *	6,692	126
NetScout Systems Inc *	19,058	490
New Relic Inc *	11,800	664
NIC Inc	17,522	320
nLight Inc *	6,800	112
Novanta Inc *	7,962	710
Nuance Communications Inc *	68,181	1,474
Nutanix Inc, Cl A *	40,500	966
NVE Corp	694	44
Okta Inc, Cl A *	25,100	3,214
ON Semiconductor Corp *	98,400	1,836
OneSpan Inc *	10,754	178
Onto Innovation *	10,172	311

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OSI Systems Inc *	3,768	$306
PagerDuty *(A)	10,100	208
Palo Alto Networks Inc *	22,633	4,179
PAR Technology Corp *(A)	4,100	109
Paylocity Holding Corp *	8,200	1,062
Paysign Inc *(A)	10,100	81
PC Connection Inc	2,231	91
PDF Solutions Inc *	4,653	68
Pegasystems Inc	9,136	827
Perficient Inc *	6,700	274
Perspecta Inc	33,200	829
Photronics Inc *	13,129	163
Phunware *	7,400	8
Ping Identity Holding Corp *(A)	3,300	76
Plantronics Inc	7,169	98
Plexus Corp *	6,928	460
Pluralsight Inc, Cl A *	14,300	255
Power Integrations Inc	6,889	600
PRGX Global Inc *	4,900	18
Priority Technology Holdings *	1,600	3
Progress Software Corp	11,658	435
Proofpoint Inc *	13,400	1,429
PROS Holdings Inc *	7,599	348
PTC Inc *	25,090	1,896
Pure Storage Inc, Cl A *	56,800	867
Q2 Holdings Inc *	9,900	746
QAD Inc, Cl A	2,900	142
Qualys Inc *	7,700	617
Rambus Inc *	29,910	418
Rapid7 Inc *	12,400	574
RealPage Inc *	19,446	1,246
Ribbon Communications Inc *	13,520	44
Rimini Street *	4,900	23
RingCentral Inc, Cl A *	17,800	4,196
Rogers Corp *	4,193	486
Sabre Corp	65,600	893
SailPoint Technologies Holding Inc *	20,200	511
Sanmina Corp *	16,966	446
ScanSource Inc *	7,196	205
Science Applications International Corp	13,876	1,112
SecureWorks Corp, Cl A *	2,000	28
Semtech Corp *	15,875	627
SharpSpring *(A)	2,500	29
ShotSpotter Inc *	1,400	50
Silicon Laboratories Inc *	10,582	938
SMART Global Holdings Inc *	4,500	121
Smartsheet Inc, Cl A *(A)	20,800	963
SolarWinds Corp *	12,100	220
Sonim Technologies *	2,400	7
Splunk Inc *	37,384	5,508
SPS Commerce Inc *	8,458	445
Square Inc, Cl A *	83,100	6,925

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SS&C Technologies Holdings Inc	54,018	$2,998
Startek *	4,000	25
Stratasys Ltd *(A)	14,169	227
SunPower Corp, Cl A *(A)	17,136	147
SVMK Inc *	20,000	365
Switch Inc, Cl A	15,700	225
Sykes Enterprises Inc *	8,011	254
Synaptics Inc *	8,687	574
Synchronoss Technologies Inc *	14,400	71
SYNNEX Corp	10,181	1,273
Tech Data Corp *	8,765	1,248
Telaria Inc *	15,100	185
Telenav Inc *	3,400	20
Tenable Holdings Inc *	9,400	230
Teradata Corp *	26,200	522
Teradyne Inc	40,900	2,403
Tessco Technologies	1,600	10
TiVo Corp	27,958	212
Trade Desk Inc/The, Cl A *(A)	9,600	2,758
Travelzoo *	1,300	11
Trimble Inc *	60,220	2,377
TTEC Holdings Inc	3,427	128
TTM Technologies Inc *	21,287	276
Tucows Inc, Cl A *	1,800	92
Twilio Inc, Cl A *	29,416	3,313
Tyler Technologies Inc *	9,287	2,910
Ubiquiti Inc	2,400	326
Ultra Clean Holdings Inc *	11,052	231
Unisys Corp *	9,183	143
Universal Display Corp	10,208	1,621
Upland Software Inc *	5,700	222
Varonis Systems Inc *	6,900	554
Veeco Instruments Inc *	9,910	133
Verint Systems Inc *	15,550	853
Verra Mobility Corp, Cl A *(A)	30,500	462
ViaSat Inc *	13,956	802
Viavi Solutions Inc *	57,400	757
VirnetX Holding Corp *(A)	20,442	115
Virtusa Corp *	6,949	307
Vishay Intertechnology Inc	31,517	589
Vishay Precision Group Inc *	3,164	87
VMware Inc, Cl A *	18,817	2,268
WEX Inc *	10,376	1,943
Workday Inc, Cl A *	38,989	6,755
Workiva Inc, Cl A *	8,100	346
Wrap Technologies *	2,000	12
Xperi Corp	9,930	171
Yext Inc *(A)	21,600	327
Zendesk Inc *	26,300	2,086
Zix Corp *	11,213	88
Zscaler Inc *(A)	15,700	816

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zuora Inc, Cl A *	20,500	$271
		210,367
Materials — 3.7%
Advanced Emissions Solutions Inc	7,300	65
AdvanSix Inc *	5,900	86
AK Steel Holding Corp *	63,900	148
Alcoa Corp *	46,200	641
Allegheny Technologies Inc *	32,100	549
American Vanguard Corp	8,099	123
Amyris *(A)	14,400	46
AptarGroup Inc	15,466	1,563
Ardagh Group SA, Cl A	5,500	96
Ashland Global Holdings Inc	14,808	1,059
Axalta Coating Systems Ltd *	49,200	1,226
Balchem Corp	7,588	717
Berry Global Group Inc *	31,441	1,193
Boise Cascade Co	10,770	382
Cabot Corp	14,632	547
Carpenter Technology Corp	11,501	423
Century Aluminum Co *	8,259	48
Chase Corp	2,200	195
Chemours Co/The	40,500	602
Clearwater Paper Corp *	2,951	80
Cleveland-Cliffs Inc (A)	60,000	349
Coeur Mining Inc *	54,061	225
Commercial Metals Co	27,241	497
Compass Minerals International Inc	8,640	471
Crown Holdings Inc *	31,035	2,188
Domtar Corp	14,050	404
Eagle Materials Inc	10,383	820
Element Solutions Inc *	51,600	536
Ferro Corp *	16,505	192
Flotek Industries Inc *	10,196	16
Forterra Inc *	5,600	76
FutureFuel Corp	3,876	39
GCP Applied Technologies Inc *	13,824	269
Gold Resource Corp	12,400	50
Graphic Packaging Holding Co	69,817	944
Greif Inc, Cl A	7,219	255
Greif Inc, Cl B	1,300	52
Hawkins Inc	1,773	63
Haynes International Inc	2,823	71
HB Fuller Co	13,033	511
Hecla Mining Co	129,768	343
Huntsman Corp	51,424	974
Ingevity Corp *	10,100	455
Innospec Inc	6,113	529
Intrepid Potash Inc *	19,600	35
Kaiser Aluminum Corp	3,554	336
Koppers Holdings Inc *	4,473	98
Kraton Corp *	7,080	72

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kronos Worldwide Inc	3,484	$35
Livent Corp *	39,700	355
Louisiana-Pacific Corp	30,142	858
LSB Industries Inc *	2,939	6
Marrone Bio Innovations *	12,500	14
Materion Corp	5,074	230
Minerals Technologies Inc	8,924	400
Myers Industries Inc	7,018	95
Neenah Inc	3,393	196
NewMarket Corp	1,697	659
Novagold Resources Inc *	55,300	442
O-I Glass Inc, Cl I	36,900	399
Olin Corp	40,616	658
Olympic Steel Inc	1,927	23
OMNOVA Solutions Inc *	7,567	76
Orion Engineered Carbons SA	14,400	205
PH Glatfelter Co	7,871	112
PolyOne Corp	23,032	570
PQ Group Holdings Inc *	12,200	162
Quaker Chemical Corp (A)	3,434	541
Ramaco Resources *	2,000	6
Rayonier Advanced Materials Inc	9,817	24
Reliance Steel & Aluminum Co	15,638	1,600
Royal Gold Inc	15,702	1,515
RPM International Inc	30,488	1,955
Ryerson Holding Corp *	1,400	12
Schnitzer Steel Industries Inc, Cl A	4,656	77
Schweitzer-Mauduit International Inc	8,338	281
Scotts Miracle-Gro Co/The, Cl A	9,459	1,003
Sensient Technologies Corp	9,935	489
Silgan Holdings Inc	20,060	574
Sonoco Products Co	23,621	1,139
Southern Copper Corp	19,629	660
Steel Dynamics Inc	49,137	1,308
Stepan Co	4,825	424
Summit Materials Inc, Cl A *	28,906	565
SunCoke Energy Inc	14,846	68
Synalloy *	2,000	23
TimkenSteel Corp *	7,904	40
Trecora Resources *	2,517	14
Tredegar Corp	5,341	91
Trinseo SA	8,600	188
Tronox Holdings PLC	19,200	141
UFP Technologies Inc *	1,800	89
United States Lime & Minerals Inc	400	32
United States Steel Corp (A)	39,400	316
US Concrete Inc *	3,000	81
Valhi Inc	7,000	10
Valvoline Inc	44,936	876
Verso Corp *	6,500	106
Warrior Met Coal Inc	12,600	223
Westlake Chemical Corp	9,110	509

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Worthington Industries Inc	10,202	$324
WR Grace & Co	14,224	804
		42,262
Real Estate — 9.4%
Acadia Realty Trust ‡	20,139	460
Agree Realty Corp ‡	10,347	743
Alexander & Baldwin Inc ‡	16,191	304
Alexander's Inc ‡	488	152
Altisource Portfolio Solutions SA *	1,700	27
American Assets Trust Inc ‡	12,491	518
American Campus Communities Inc ‡	32,562	1,415
American Finance Trust Inc ‡(A)	26,200	273
American Homes 4 Rent, Cl A ‡	61,300	1,587
American Realty Investors *	600	8
Americold Realty Trust ‡	46,300	1,420
Apple Hospitality Inc ‡	52,500	686
Armada Hoffler Properties Inc ‡	13,800	231
Ashford Hospitality Trust Inc ‡	14,971	32
Bluerock Residential Growth Inc, Cl A ‡	5,800	60
Braemar Hotels & Resorts Inc ‡	4,381	32
Brandywine Realty Trust ‡	44,739	608
Brixmor Property Group Inc ‡	69,500	1,266
Brookfield Property REIT, Cl A ‡(A)	18,900	308
BRT Apartments ‡	2,400	37
Camden Property Trust ‡	22,238	2,357
CareTrust Inc ‡	21,353	446
CatchMark Timber Trust Inc, Cl A ‡	7,800	72
CBL & Associates Properties Inc ‡(A)	33,182	18
Cedar Realty Trust Inc ‡	18,338	48
Chatham Lodging Trust ‡	13,735	191
CIM Commercial Trust ‡	300	4
City Office REIT Inc ‡	11,000	128
Clipper Realty ‡	3,500	39
Colony Capital Inc ‡	109,394	433
Columbia Property Trust Inc ‡	30,000	566
Community Healthcare Trust Inc ‡	3,900	186
Consolidated-Tomoka Land Co	500	29
CoreCivic Inc ‡	30,902	458
CorEnergy Infrastructure Trust Inc ‡	2,140	75
CorePoint Lodging Inc ‡	8,250	66
CoreSite Realty Corp ‡	9,073	941
Corporate Office Properties Trust ‡	25,430	644
Cousins Properties Inc ‡	34,745	1,240
CubeSmart ‡	46,522	1,408
Cushman & Wakefield PLC *	29,800	542
CyrusOne Inc ‡	26,729	1,619
DiamondRock Hospitality Co ‡	51,907	473
Diversified Healthcare Trust ‡	55,107	347
Douglas Emmett Inc ‡	39,585	1,511
Easterly Government Properties Inc ‡	16,900	402
EastGroup Properties Inc ‡	9,085	1,142

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Empire State Realty Trust Inc, Cl A ‡	36,700	$429
EPR Properties ‡	18,751	1,111
Equity Commonwealth ‡	29,744	936
Equity LifeStyle Properties Inc ‡	42,264	2,888
Essential Properties Realty Trust Inc ‡	17,800	408
eXp World Holdings *(A)	5,000	48
Farmland Partners Inc ‡	9,000	53
First Industrial Realty Trust Inc ‡	29,953	1,153
Forestar Group Inc *	1,067	19
Four Corners Property Trust Inc ‡	16,019	460
Franklin Street Properties Corp ‡	19,396	138
Front Yard Residential Corp ‡	11,300	143
FRP Holdings Inc *	838	38
Gaming and Leisure Properties Inc ‡	48,215	2,154
GEO Group Inc/The ‡	30,685	449
Getty Realty Corp ‡	9,189	260
Gladstone Commercial Corp ‡	8,919	168
Gladstone Land ‡	6,000	81
Global Medical REIT Inc ‡	8,900	124
Global Net Lease Inc ‡	20,133	371
Griffin Industrial Realty	200	8
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	14,500	492
Healthcare Realty Trust Inc ‡	31,455	1,079
Healthcare Trust of America Inc, Cl A ‡	49,050	1,527
Hersha Hospitality Trust, Cl A ‡	9,019	104
Highwoods Properties Inc ‡	25,068	1,125
Howard Hughes Corp/The *	9,817	1,059
Hudson Pacific Properties Inc ‡	35,670	1,151
Independence Realty Trust Inc ‡	20,300	269
Industrial Logistics Properties Trust ‡	13,609	281
Innovative Industrial Properties Inc, Cl A ‡	3,100	285
Investors Real Estate Trust ‡	2,403	169
Invitation Homes Inc ‡	130,081	3,732
iStar Inc ‡(A)	16,418	248
JBG SMITH Properties ‡	30,000	1,100
Jernigan Capital Inc ‡	3,300	59
Jones Lang LaSalle Inc	12,247	1,810
Kennedy-Wilson Holdings Inc	31,129	629
Kilroy Realty Corp ‡	25,643	1,864
Kite Realty Group Trust ‡	21,955	355
Lamar Advertising Co, Cl A ‡	20,297	1,700
Lexington Realty Trust, Cl B ‡	53,490	555
Life Storage Inc ‡	11,393	1,229
LTC Properties Inc ‡	8,817	395
Macerich Co/The ‡(A)	33,800	690
Mack-Cali Realty Corp ‡	19,967	379
Marcus & Millichap Inc *	5,100	163
Maui Land & Pineapple Co Inc *	1,600	18
Medical Properties Trust Inc ‡	125,362	2,649
Monmouth Real Estate Investment Corp, Cl A ‡	21,146	300

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Health Investors Inc ‡	10,564	$863
National Retail Properties Inc ‡	40,943	2,082
National Storage Affiliates Trust ‡	15,200	513
New Senior Investment Group Inc ‡	16,600	101
Newmark Group Inc, Cl A	30,905	295
NexPoint Residential Trust Inc ‡	4,900	218
Office Properties Income Trust ‡	12,691	370
Omega Healthcare Investors Inc ‡	51,857	2,054
One Liberty Properties Inc ‡	2,524	61
Outfront Media Inc ‡	33,609	885
Paramount Group Inc ‡	46,500	565
Park Hotels & Resorts Inc ‡	56,859	1,038
Pebblebrook Hotel Trust ‡	32,325	653
Pennsylvania Real Estate Investment Trust ‡(A)	13,699	32
Physicians Realty Trust ‡	44,500	839
Piedmont Office Realty Trust Inc, Cl A ‡	28,566	617
PotlatchDeltic Corp ‡	15,712	577
Preferred Apartment Communities Inc, Cl A ‡	11,600	111
PS Business Parks Inc ‡	4,928	732
QTS Realty Trust Inc, Cl A ‡	13,900	781
Rafael Holdings Inc, Cl B *	4,000	75
Rayonier Inc ‡	30,853	819
RE/MAX Holdings Inc, Cl A	3,200	93
Realogy Holdings Corp (A)	24,502	227
Redfin Corp *(A)	21,800	590
Retail Opportunity Investments Corp ‡	29,259	439
Retail Properties of America Inc, Cl A ‡	48,903	512
Retail Value Inc ‡	3,148	88
Rexford Industrial Realty Inc ‡	27,300	1,277
RLJ Lodging Trust ‡	40,154	530
RMR Group Inc/The, Cl A	4,170	155
RPT Realty ‡	16,337	212
Ryman Hospitality Properties Inc ‡	11,360	790
Sabra Health Care REIT Inc ‡	46,420	908
Safehold Inc ‡	3,200	175
Saul Centers Inc ‡	2,144	92
Seritage Growth Properties ‡(A)	7,500	258
Service Properties Trust ‡	38,741	700
SITE Centers Corp ‡	36,607	421
Spirit Realty Capital Inc ‡	24,913	1,134
St Joe Co/The *	8,100	159
STAG Industrial Inc ‡	31,656	886
STORE Capital Corp ‡	51,100	1,679
Stratus Properties Inc *	1,900	54
Summit Hotel Properties Inc ‡(A)	29,129	270
Sun Communities Inc ‡	21,721	3,321
Sunstone Hotel Investors Inc ‡	50,838	557
Tanger Factory Outlet Centers Inc ‡(A)	23,549	282
Taubman Centers Inc ‡	14,487	754
Tejon Ranch Co *	6,376	96
Terreno Realty Corp ‡	16,163	887

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Transcontinental Realty Investors *	300	$10
UMH Properties Inc ‡	11,000	160
Uniti Group Inc ‡(A)	43,760	427
Universal Health Realty Income Trust ‡	3,116	336
Urban Edge Properties ‡	29,600	480
Urstadt Biddle Properties Inc, Cl A ‡	6,156	127
VEREIT Inc ‡	260,200	2,253
VICI Properties Inc ‡	113,000	2,832
Washington Prime Group Inc ‡(A)	37,502	103
Washington Real Estate Investment Trust ‡	20,713	556
Weingarten Realty Investors ‡	28,868	777
Whitestone REIT, Cl B ‡	7,077	87
WP Carey Inc ‡	40,800	3,158
Xenia Hotels & Resorts Inc ‡	25,700	385
		105,925
Utilities — 2.8%
ALLETE Inc	12,170	840
American States Water Co	8,774	672
AquaVenture Holdings Ltd *	5,600	151
Artesian Resources Corp, Cl A	2,184	75
Atlantic Power Corp *	12,421	28
Avangrid Inc	13,450	668
Avista Corp	16,652	785
Black Hills Corp	14,202	1,025
Cadiz Inc *(A)	4,300	38
California Water Service Group	11,641	558
Chesapeake Utilities Corp	3,815	326
Clearway Energy Inc, Cl A	7,000	142
Clearway Energy Inc, Cl C	18,200	383
Consolidated Water Co Ltd	3,000	48
El Paso Electric Co	9,236	627
Essential Utilities Inc	51,437	2,212
Genie Energy, Cl B	3,400	24
Global Water Resources	2,800	33
Hawaiian Electric Industries Inc	26,558	1,138
IDACORP Inc	12,024	1,162
MDU Resources Group Inc	47,932	1,329
MGE Energy Inc	8,314	593
Middlesex Water Co	4,001	238
National Fuel Gas Co	18,888	692
New Jersey Resources Corp	21,094	745
Northwest Natural Holding Co	7,776	511
NorthWestern Corp	12,046	847
OGE Energy Corp	47,976	1,828
ONE Gas Inc	12,400	1,019
Ormat Technologies Inc	9,934	692
Otter Tail Corp	9,546	464
Pattern Energy Group Inc, Cl A	21,700	587
PG&E Corp *(A)	129,500	2,007
PNM Resources Inc (A)	18,817	886
Portland General Electric Co	22,100	1,203

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pure Cycle *	5,900	$73
RGC Resources Inc	512	14
SJW Group	6,164	377
South Jersey Industries Inc (A)	21,996	595
Southwest Gas Holdings Inc	12,841	831
Spark Energy Inc, Cl A	2,000	17
Spire Inc	11,703	878
Sunnova Energy International Inc *	3,300	57
TerraForm Power Inc, Cl A	20,876	392
UGI Corp	49,696	1,791
Unitil Corp	3,058	172
Vistra Energy Corp	101,068	1,944
York Water Co/The	2,352	100
		31,817
Total Common Stock
(Cost $958,187) ($ Thousands)		1,120,815

	Number of Rights
RIGHTS — 0.0%
Corium International CVR *‡‡(C)	6,300	3
A Schulman Inc CVR *‡‡(C)	6,129	3
NewStar Financial Inc CVR *‡‡(C)	3,393	2

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS (continued)
Media General Inc CVR *‡‡(C)	20,200	$–
Tobira Therapeutics CVR *‡‡(C)	2,300	–
Total Rights
(Cost $4) ($ Thousands)		8

	Shares
AFFILIATED PARTNERSHIP — 9.4%
SEI Liquidity Fund, L.P.
1.620% **†(D)	105,588,161	105,595

Total Affiliated Partnership
(Cost $105,587) ($ Thousands)		105,595

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	8,078,498	8,078
Total Cash Equivalent
(Cost $8,078) ($ Thousands)		8,078

Total Investments in Securities — 109.2%
(Cost $1,071,856) ($ Thousands)		$1,234,496

A list of open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	56	Mar-2020	$4,607	$4,130	$(477)
S&P Mid Cap 400 Index E-MINI	29	Mar-2020	5,918	5,255	(663)
			$10,525	$9,385	$(1,140)

Percentages are based on Net Assets of $1,130,896 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2020. The total market value of securities on loan at February 29, 2020 was $101,718 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 29, 2020, such securities amounted to $993 ($ Thousands), or 0.1% of the net assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2020 was $105,595 ($ Thousands).

CBT — Chicago Board of Trade
Cl — Class
CVR — Contingent Value Rights
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate investment Trust
S&P— Standard & Poor's
SPX — Standard & Poor's 500 Index

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Extended Market Index Fund (Concluded)

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,120,815	–	–	1,120,815
Rights	–	–	8	8
Affiliated Partnership	–	105,595	–	105,595
Cash Equivalent	8,078	–	–	8,078
Total Investments in Securities	1,128,893	105,595	8	1,234,496

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(1,140)	–	–	(1,140)
Total Other Financial Instruments	(1,140)	–	–	(1,140)

*Futures contracts are valued at the unrealized depreciation on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 2/29/2020	Shares	Income	Capital Gains
SEI Investments Co	$1,287	$462	$(146)	$—	$105	$1,708	31,219	$19	$—
SEI Liquidity Fund, L.P.	84,352	282,786	(261,553)	—	10	105,595	105,588,161	667	—
SEI Daily Income Trust, Government Fund, Cl F	16,298	267,070	(275,290)	—	—	8,078	8,078,498	222	—
Totals	$101,937	$550,318	$(536,989)	$—	$115	$115,381	113,697,878	$908	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%
Communication Services — 2.1%
AMC Networks Inc, Cl A *	9,100	$282
Boingo Wireless Inc *	28,000	355
Cable One Inc	220	346
Cardlytics Inc *(A)	2,354	187
Central European Media Enterprises Ltd, Cl A *	10,400	46
Cinemark Holdings Inc	2,100	55
Cogent Communications Holdings	5,291	386
DHI Group Inc *	37,500	85
Emerald Holding Inc	3,400	23
Entercom Communications Corp, Cl A	54,900	191
EverQuote Inc, Cl A *	5,866	238
Iridium Communications Inc *	5,047	137
Marcus Corp/The	2,000	53
Meet Group Inc/The *(A)	60,200	307
National CineMedia Inc	8,200	63
Nexstar Media Group Inc, Cl A	1,425	164
TechTarget Inc *	2,400	56
Vonage Holdings Corp *	151,454	1,357
WideOpenWest Inc *	57,700	363
		4,694
Consumer Discretionary — 10.7%
1-800-Flowers.com Inc, Cl A *	4,300	78
Aaron's Inc	4,300	169
American Axle & Manufacturing Holdings Inc *	33,200	210
America's Car-Mart Inc/TX *	700	72
Aramark	5,500	191
Asbury Automotive Group Inc *	1,600	142
AutoNation Inc *	1,300	56
Big Lots Inc	7,300	115
Bloomin' Brands Inc	8,700	157
Bright Horizons Family Solutions Inc *	11,220	1,763
Brinker International Inc (A)	8,900	306
Brunswick Corp/DE	8,200	436
Buckle Inc/The	6,133	139
Carriage Services Inc, Cl A	2,800	59
Cato Corp/The, Cl A	2,800	45
Cheesecake Factory Inc/The	4,000	143
Churchill Downs Inc	1,530	192
Chuy's Holdings Inc *	2,100	45
Cooper Tire & Rubber Co	9,600	245
Cooper-Standard Holdings Inc *	4,800	83
Cracker Barrel Old Country Store Inc	1,600	229
Dana Inc	35,100	505
Dave & Buster's Entertainment Inc (A)	9,600	317
Deckers Outdoor Corp *	1,313	228
Del Taco Restaurants Inc *	6,000	38
Denny's Corp *	6,200	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Domino's Pizza Inc	900	$306
Dunkin' Brands Group Inc	4,000	266
Eldorado Resorts Inc *(A)	31,872	1,599
Ethan Allen Interiors Inc (A)	17,400	230
Everi Holdings Inc *	44,484	463
Fox Factory Holding Corp *	6,650	422
Genesco Inc *	9,800	337
Gentex Corp	5,675	151
G-III Apparel Group Ltd *	14,700	329
Group 1 Automotive Inc	9,600	818
H&R Block Inc	11,100	229
Haverty Furniture Cos Inc (A)	18,500	311
Helen of Troy Ltd *	1,600	263
Hibbett Sports Inc *(A)	15,300	299
Installed Building Products Inc *	1,703	112
Jack in the Box Inc	14,622	1,007
KB Home	4,650	152
La-Z-Boy Inc, Cl Z	11,100	318
LGI Homes Inc *	2,097	158
Lithia Motors Inc, Cl A	3,300	393
M/I Homes Inc *	13,000	484
MDC Holdings Inc	15,336	603
Meritage Homes Corp *	6,200	393
Modine Manufacturing Co *	24,600	184
Monarch Casino & Resort Inc *	3,184	151
Murphy USA Inc *	500	49
National Vision Holdings Inc *	19,360	674
Nordstrom Inc (A)	11,400	396
NVR Inc *	100	367
Office Depot Inc	130,200	306
Papa John's International Inc	2,614	151
Penn National Gaming Inc *	17,090	505
Penske Automotive Group Inc	500	23
Planet Fitness Inc, Cl A *	7,815	527
Pool Corp	1,500	316
PulteGroup Inc	900	36
Rent-A-Center Inc/TX, Cl A	6,100	130
RH *	911	165
Rubicon Project Inc/The *	16,944	192
Ruth's Hospitality Group Inc	4,900	94
Sally Beauty Holdings Inc *	39,300	489
Service Corp International/US	700	33
Shoe Carnival Inc (A)	10,200	305
Signet Jewelers Ltd	4,900	114
Sleep Number Corp *(A)	8,400	370
Sonic Automotive Inc, Cl A (A)	16,000	448
Sturm Ruger & Co Inc	2,100	101
Taylor Morrison Home Corp, Cl A *	8,000	180
Tempur Sealy International Inc *	1,460	109
Texas Roadhouse Inc, Cl A	5,000	281
TopBuild Corp *	10,186	1,029
Tupperware Brands Corp *	9,000	26

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wendy's Co/The	3,500	$66
Williams-Sonoma Inc (A)	12,900	805
Winmark Corp	200	40
Winnebago Industries Inc	3,030	157
		24,533
Consumer Staples — 3.0%
Boston Beer Co Inc/The, Cl A *	100	37
Bunge Ltd	5,000	235
Casey's General Stores Inc	1,000	163
Central Garden & Pet Co, Cl A *	3,700	94
Coca-Cola Consolidated Inc	400	78
Darling Ingredients Inc *	7,005	180
Flowers Foods Inc	12,800	276
Fresh Del Monte Produce Inc	3,000	82
Freshpet Inc *	16,082	1,069
Hostess Brands Inc, Cl A *	8,700	110
Ingles Markets Inc, Cl A	9,000	322
Ingredion Inc	10,300	858
J&J Snack Foods Corp	1,200	193
John B Sanfilippo & Son Inc	1,000	70
Lamb Weston Holdings Inc	3,800	330
Lancaster Colony Corp	1,300	188
Landec Corp *	3,100	32
Performance Food Group Co *	7,300	309
Pilgrim's Pride Corp *	4,200	89
Post Holdings Inc *	2,900	294
Seaboard Corp	12	41
Seneca Foods Corp, Cl A *	800	28
Simply Good Foods Co/The *	13,110	289
SpartanNash Co	21,300	265
Tootsie Roll Industries Inc	1,754	56
Universal Corp/VA	10,800	533
US Foods Holding Corp *	9,000	303
Village Super Market Inc, Cl A (A)	12,200	251
WD-40 Co	600	103
Weis Markets Inc	1,000	37
		6,915
Energy — 1.2%
Arch Coal Inc (A)	6,200	312
Bonanza Creek Energy Inc *	12,400	202
Callon Petroleum Co *	40,600	92
Delek US Holdings Inc	22,000	471
Denbury Resources Inc *(A)	103,900	78
Laredo Petroleum *	12,600	14
Par Pacific Holdings Inc *	4,300	71
PBF Energy Inc, Cl A	19,200	430
PDC Energy Inc *	10,159	193
Southwestern Energy Co *(A)	110,400	157
VAALCO Energy Inc *	68,300	137
W&T Offshore Inc *	70,900	184

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
World Fuel Services Corp	16,800	$475
		2,816
Financials — 18.9%
1st Source Corp	1,500	63
AG Mortgage Investment Trust Inc ‡	22,700	340
AGNC Investment Corp ‡	15,400	262
Alleghany Corp *	450	302
Amalgamated Bank, Cl A	1,800	29
American Equity Investment Life Holding Co	21,000	531
American Financial Group Inc/OH	3,000	277
American National Insurance Co	4,600	452
Ameris Bancorp	12,844	439
AMERISAFE Inc	1,600	104
Anworth Mortgage Asset Corp	10,900	36
Apollo Commercial Real Estate Finance Inc	18,100	293
Apollo Investment Corp	21,366	326
Arbor Realty Trust Inc ‡(A)	36,100	438
Ares Commercial Real Estate Corp	6,100	93
Ares Management Corp, Cl A	5,380	186
Arrow Financial Corp	1,100	35
Ashford Inc *	167	3
Associated Banc-Corp	38,000	643
Assurant Inc	2,400	289
Assured Guaranty Ltd	11,200	457
Axis Capital Holdings Ltd	2,300	129
Bank of Marin Bancorp	1,400	53
BankUnited Inc	19,100	567
Berkshire Hills Bancorp Inc	10,300	251
BlackRock Capital Investment Corp	44,000	198
Brightsphere Investment Group Inc	36,000	337
Brookline Bancorp Inc	7,000	97
Brown & Brown Inc	1,900	82
Cadence BanCorp, Cl A	10,295	145
Camden National Corp	11,800	484
Cannae Holdings Inc *	4,703	175
Capital City Bank Group Inc	1,600	43
Capstead Mortgage Corp ‡	8,700	62
Carter Bank & Trust *	2,700	46
Cathay General Bancorp	18,900	582
Central Pacific Financial Corp	2,700	65
CIT Group Inc	14,700	584
CNB Financial Corp/PA	1,100	28
CNO Financial Group Inc	57,500	921
Community Trust Bancorp Inc	8,800	340
Customers Bancorp Inc *	13,100	266
Diamond Hill Investment Group Inc *	300	38
Dime Community Bancshares Inc	5,600	94
Dynex Capital Inc	3,833	66
eHealth Inc *	1,625	191
Employers Holdings Inc	2,700	104
Erie Indemnity Co, Cl A	900	129

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Essent Group Ltd	6,600	$288
Everest Re Group Ltd	1,300	322
Exantas Capital Corp ‡	31,500	361
FactSet Research Systems Inc	300	80
FB Financial Corp	1,900	62
Federal Agricultural Mortgage Corp, Cl C	8,600	645
Federated Hermes Inc, Cl B	21,200	612
Financial Institutions Inc	10,210	275
First American Financial Corp	4,900	280
First Bancorp/Southern Pines NC	2,800	90
First Bancshares Inc/The	1,700	51
First Busey Corp	11,700	258
First Business Financial Services Inc	9,400	226
First Citizens BancShares Inc/NC, Cl A	400	181
First Commonwealth Financial Corp	44,900	530
First Community Bankshares Inc	1,400	37
First Defiance Financial Corp	4,754	114
First Financial Bankshares Inc (A)	26,530	762
First Financial Corp/IN	1,300	52
First Horizon National Corp	58,600	781
Flagstar Bancorp Inc	11,300	360
Flushing Financial Corp	8,600	156
FNB Corp/PA	59,300	598
FS KKR Capital Corp	87,800	465
Fulton Financial Corp	34,200	494
Great Southern Bancorp Inc	1,100	56
Great Western Bancorp Inc	17,500	470
Hamilton Lane Inc, Cl A	14,455	898
Hancock Whitney Corp	20,500	687
Hanmi Financial Corp	20,300	317
Hanover Insurance Group Inc/The	2,300	273
HCI Group Inc	700	30
Heritage Commerce Corp	3,200	33
Heritage Insurance Holdings Inc	16,200	181
Hilltop Holdings Inc	17,000	354
Home Bancorp Inc	800	26
Home BancShares Inc/AR	31,446	527
HomeStreet Inc	2,600	70
HomeTrust Bancshares Inc	1,800	43
Hope Bancorp Inc	59,400	725
IBERIABANK Corp	8,900	536
Independent Bank Corp/MI	27,700	542
International Bancshares Corp	23,300	795
Invesco Mortgage Capital Inc	30,100	484
Kinsale Capital Group Inc	7,757	942
KKR Real Estate Finance Trust Inc	2,900	57
Ladder Capital Corp, Cl A ‡	9,600	146
Lakeland Bancorp Inc	20,700	298
Mercantile Bank Corp	11,800	339
Merchants Bancorp/IN	1,500	27
Mercury General Corp	2,300	100
Meridian Bancorp Inc	5,000	83

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Midland States Bancorp Inc	2,300	$55
MidWestOne Financial Group Inc	1,400	40
Morningstar Inc	1,400	206
National General Holdings Corp	24,564	478
National Western Life Group Inc, Cl A	100	24
Nelnet Inc, Cl A	1,100	58
New Mountain Finance Corp	22,600	289
New York Mortgage Trust Inc ‡	57,400	327
Nicolet Bankshares Inc *	800	53
Northwest Bancshares Inc	7,400	103
OceanFirst Financial Corp	4,800	98
OFG Bancorp	21,400	358
Old National Bancorp/IN	14,400	227
Old Republic International Corp	13,300	262
Palomar Holdings Inc, Cl A *	14,404	732
Park National Corp	1,100	96
PCSB Financial Corp	2,000	37
PennantPark Investment Corp	55,400	317
PennyMac Financial Services Inc	6,622	233
PennyMac Mortgage Investment Trust ‡	25,900	536
Peoples Bancorp Inc/OH	2,300	66
People's United Financial Inc	16,087	225
People's Utah Bancorp	1,300	31
PJT Partners Inc	2,200	99
Popular Inc	14,800	710
Prospect Capital Corp	67,000	369
Provident Financial Services Inc	6,300	126
QCR Holdings Inc	1,500	57
Regional Management Corp *	8,900	228
Reinsurance Group of America Inc, Cl A	2,200	268
RenaissanceRe Holdings Ltd	1,800	307
Republic Bancorp Inc/KY, Cl A	8,000	286
Safety Insurance Group Inc	1,200	94
Sandy Spring Bancorp Inc	2,800	86
Selective Insurance Group Inc	2,200	123
Sierra Bancorp	1,600	38
Simmons First National Corp, Cl A	23,100	494
Southern National Bancorp of Virginia Inc	2,400	34
Spirit of Texas Bancshares Inc *	1,600	29
Stewart Information Services Corp	2,200	80
Stifel Financial Corp	10,705	583
Synovus Financial Corp	24,400	708
TCF Financial Corp	17,173	626
Towne Bank/Portsmouth VA	2,800	65
TPG RE Finance Trust Inc	5,400	104
TPG Specialty Lending Inc	29,800	624
TriCo Bancshares	2,600	88
TrustCo Bank Corp NY	9,700	67
United Community Banks Inc/GA	38,140	945
United Fire Group Inc	2,000	77
Universal Insurance Holdings Inc (A)	11,400	236
Univest Financial Corp	3,200	75

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Victory Capital Holdings Inc, Cl A	7,329	$145
Walker & Dunlop Inc	12,817	831
Washington Federal Inc	1,400	42
Washington Trust Bancorp Inc	1,300	56
Waterstone Financial Inc	3,700	62
Westwood Holdings Group Inc	900	23
White Mountains Insurance Group Ltd	200	198
Wintrust Financial Corp	11,124	594
		43,222
Health Care — 15.0%
Acceleron Pharma Inc *	2,218	191
Addus HomeCare Corp *	8,731	666
Alphatec Holdings Inc *	20,422	119
Amedisys Inc *	1,364	237
AMN Healthcare Services Inc *	2,866	211
Amphastar Pharmaceuticals Inc *	3,800	58
AngioDynamics Inc *	4,500	52
ANI Pharmaceuticals Inc *	900	43
Aprea Therapeutics Inc *	3,591	123
AtriCure Inc *	7,494	288
Atrion Corp	100	62
Axsome Therapeutics Inc *(A)	1,399	109
BioDelivery Sciences International Inc *	11,800	57
Bio-Rad Laboratories Inc, Cl A *	700	246
BioSpecifics Technologies Corp *	700	39
Bio-Techne Corp	1,000	189
Bruker Corp	1,000	44
Cardiovascular Systems Inc *	32,829	1,235
Castle Biosciences Inc *	4,333	130
Catalent Inc *	4,000	206
Charles River Laboratories International Inc *	1,525	237
Chemed Corp	800	334
ChemoCentryx Inc *	3,422	153
Computer Programs & Systems Inc	2,600	70
CONMED Corp	2,100	199
Corcept Therapeutics Inc *(A)	22,700	286
CorVel Corp *	900	62
CryoLife Inc *	3,500	90
CryoPort Inc *(A)	18,637	311
Eagle Pharmaceuticals Inc/DE *	1,000	46
Eidos Therapeutics Inc *	2,396	121
Encompass Health Corp	4,900	367
Ensign Group Inc/The	27,185	1,210
Epizyme Inc *(A)	7,421	159
Fate Therapeutics Inc *	6,332	185
Forty Seven Inc *	3,733	217
Global Blood Therapeutics Inc *	2,163	138
Globus Medical Inc, Cl A *	3,800	172
Haemonetics Corp *	8,795	953
HealthEquity Inc *	18,966	1,346

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HealthStream Inc *	4,400	$107
Heska Corp *	600	57
Hill-Rom Holdings Inc	3,000	288
Innoviva Inc *	43,200	582
Inovalon Holdings Inc, Cl A *	6,400	125
Insmed Inc *	4,767	119
Inspire Medical Systems Inc *	2,082	179
Insulet Corp *(A)	6,652	1,264
Integer Holdings Corp *	2,000	180
Integra LifeSciences Holdings Corp *	3,400	177
Iovance Biotherapeutics Inc *	6,711	221
Jazz Pharmaceuticals PLC *	2,400	275
Karuna Therapeutics Inc *	1,820	159
Krystal Biotech Inc *	2,508	134
Lannett Co Inc *	15,700	137
Lantheus Holdings Inc *	9,900	154
LeMaitre Vascular Inc	1,700	48
LHC Group Inc *	7,455	905
Ligand Pharmaceuticals Inc *(A)	8,063	755
Luminex Corp	3,900	97
Masimo Corp *	10,949	1,788
MEDNAX Inc *	27,000	462
Mesa Laboratories Inc	300	72
Momenta Pharmaceuticals Inc *	5,628	159
MyoKardia Inc *	2,135	135
NanoString Technologies Inc *	4,815	172
National HealthCare Corp	1,400	104
National Research Corp, Cl A	1,100	60
Natus Medical Inc *	4,300	116
Neogen Corp *	1,200	73
NeoGenomics Inc *	54,305	1,538
Nevro Corp *	1,806	235
NextGen Healthcare Inc *	5,200	68
NuVasive Inc *	3,300	217
Omnicell Inc *	15,627	1,273
Orthofix Medical Inc *	2,200	78
Patterson Cos Inc (A)	13,500	321
Perrigo Co PLC	1,500	76
Pfenex Inc *	17,500	203
Phibro Animal Health Corp, Cl A	2,200	56
PRA Health Sciences Inc *	4,535	427
Prestige Consumer Healthcare Inc *	16,679	623
Principia Biopharma Inc *	2,635	170
Progyny Inc *(A)	10,860	299
Providence Service Corp/The *	1,100	68
R1 RCM Inc *	112,074	1,376
RadNet Inc *	7,751	158
Reata Pharmaceuticals Inc, Cl A *	724	141
Repligen Corp *	8,063	690
SeaSpine Holdings Corp *	47,907	677
Select Medical Holdings Corp *	28,964	693
SIGA Technologies Inc *	6,200	31

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Simulations Plus Inc	2,700	$88
STERIS PLC	2,500	397
Syneos Health Inc, Cl A *	2,793	177
Tandem Diabetes Care Inc *	3,024	226
Teladoc Health Inc *(A)	11,802	1,475
Tenet Healthcare Corp *	10,000	263
United Therapeutics Corp *	3,500	360
Utah Medical Products Inc	400	35
Varex Imaging Corp *	3,500	81
Veracyte Inc *	26,816	662
Vericel Corp *	33,649	520
West Pharmaceutical Services Inc	2,600	391
		34,158
Industrials — 17.3%
ACCO Brands Corp	49,600	397
Advanced Disposal Services Inc, Cl A *	3,900	129
Advanced Drainage Systems Inc	4,617	193
AECOM *	3,567	160
Air Lease Corp, Cl A	10,400	399
Air Transport Services Group Inc *	27,835	498
Alaska Air Group Inc	4,000	202
Ameresco Inc, Cl A *	7,596	171
American Woodmark Corp *	4,100	343
Applied Industrial Technologies Inc	1,500	89
ArcBest Corp	9,000	178
Arcosa Inc	5,617	241
ASGN Inc *	11,308	573
Atkore International Group Inc *	25,368	936
Atlas Air Worldwide Holdings Inc *	7,700	206
Avis Budget Group Inc *	10,900	353
Axon Enterprise Inc *	2,302	178
Barrett Business Services Inc	800	48
BMC Stock Holdings Inc *	34,219	839
Briggs & Stratton Corp *(A)	21,100	67
BrightView Holdings Inc *	36,418	510
Brink's Co/The	11,450	896
Builders FirstSource Inc *	26,162	594
Caesarstone Ltd *	2,900	31
Casella Waste Systems Inc, Cl A *	4,535	220
CBIZ Inc *	6,400	167
Clean Harbors Inc *	4,758	331
CRA International Inc	9,600	447
CSW Industrials Inc	1,500	99
Curtiss-Wright Corp	2,100	252
Deluxe Corp	7,700	257
Ducommun Inc *	2,100	94
Dycom Industries Inc *	6,473	191
EMCOR Group Inc	3,500	269
Ennis Inc	13,200	265
Enphase Energy Inc *(A)	4,659	228
EnPro Industries Inc	4,000	216

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ESCO Technologies Inc	1,948	$177
Exponent Inc	19,300	1,421
Federal Signal Corp	24,660	715
Forrester Research Inc *	1,800	65
Fortress Transportation & Infrastructure Investors LLC (B)	70,067	1,267
Franklin Covey Co *	1,200	38
FTI Consulting Inc *	4,649	523
Generac Holdings Inc *	15,237	1,569
Gibraltar Industries Inc *	3,120	158
GMS Inc *	10,500	240
Great Lakes Dredge & Dock Corp *	8,500	82
Hawaiian Holdings Inc (A)	22,200	464
Heidrick & Struggles International Inc	2,200	49
Heritage-Crystal Clean Inc *	2,000	53
Herman Miller Inc	13,400	459
Hubbell Inc, Cl B	1,200	160
Huntington Ingalls Industries Inc	1,400	288
Huron Consulting Group Inc *	4,910	291
Hyster-Yale Materials Handling Inc	2,950	142
ICF International Inc	18,538	1,409
IES Holdings Inc *	1,200	28
Interface Inc, Cl A	27,300	398
JetBlue Airways Corp *	30,300	478
John Bean Technologies Corp	3,055	296
Kadant Inc	600	55
Kelly Services Inc, Cl A	23,000	382
Kforce Inc	10,800	329
Knoll Inc	18,300	323
Macquarie Infrastructure Corp	6,100	239
Masonite International Corp *	2,331	171
MasTec Inc *	26,750	1,313
McGrath RentCorp	2,169	151
Mercury Systems Inc *	16,630	1,222
Meritor Inc *	24,400	554
Miller Industries Inc/TN	1,300	39
MSA Safety Inc	9,695	1,180
MYR Group Inc *	2,400	61
National Presto Industries Inc	500	39
Park-Ohio Holdings Corp	7,900	194
Parsons Corp *	4,428	173
Patrick Industries Inc	8,600	454
Plug Power Inc *(A)	46,220	201
Powell Industries Inc	1,100	37
Primoris Services Corp	4,500	85
Quad/Graphics Inc, Cl A	21,039	101
Quanex Building Products Corp	5,200	87
RBC Bearings Inc *	5,782	990
Resources Connection Inc	5,000	63
Rush Enterprises Inc, Cl A	3,400	143
Saia Inc *	8,220	718
SiteOne Landscape Supply Inc *	2,185	217

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SkyWest Inc	8,900	$404
SP Plus Corp *	2,400	88
Standex International Corp	1,200	76
Steelcase Inc, Cl A	23,300	378
Sterling Construction Co Inc *	3,100	42
Sunrun Inc *	8,679	168
Systemax Inc	1,700	35
Teledyne Technologies Inc *	1,200	405
Terex Corp	13,200	291
Tetra Tech Inc	5,839	472
Trex Co Inc *	14,000	1,339
TriMas Corp *	4,400	112
Triton International Ltd/Bermuda	17,600	605
TrueBlue Inc *	3,900	58
UniFirst Corp/MA	900	167
Universal Forest Products Inc	3,241	152
Universal Logistics Holdings Inc	15,400	237
US Ecology Inc	1,900	80
Viad Corp	1,900	95
Virgin Galactic Holdings Inc *	5,568	137
Wabash National Corp (A)	28,900	317
Watts Water Technologies Inc, Cl A	4,679	439
WESCO International Inc *	13,100	531
WillScot Corp, Cl A *(A)	66,327	1,163
Woodward	2,700	279
		39,628
Information Technology — 15.7%
ACI Worldwide Inc *	13,460	375
ACM Research Inc, Cl A *	3,629	127
Agilysys Inc *	2,500	80
Amdocs Ltd	5,200	331
American Software Inc/GA, Cl A	3,800	63
Amkor Technology Inc *	17,400	182
Aspen Technology Inc *	2,200	234
Avalara Inc *	13,025	1,104
Bel Fuse Inc, Cl B	10,088	115
Belden Inc	1,100	44
Benchmark Electronics Inc	17,900	487
Bill.Com Holdings Inc *	2,795	159
Blackline Inc *	3,338	209
Box Inc, Cl A *	42,794	717
CACI International Inc, Cl A *	831	204
CalAmp Corp *	40,639	391
Cass Information Systems Inc	1,900	89
CDK Global Inc	2,500	115
ChannelAdvisor Corp *	3,300	31
Ciena Corp *	12,400	477
Cirrus Logic Inc *	1,960	134
Cloudflare Inc, Cl A *	7,155	152
Comtech Telecommunications Corp	10,700	300
Cornerstone OnDemand Inc *	13,027	534

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CSG Systems International Inc	15,200	$673
Diodes Inc *	14,000	616
Dolby Laboratories Inc, Cl A	500	33
Dynatrace Inc *	5,644	182
EchoStar Corp, Cl A *	4,000	140
Entegris Inc	2,968	158
EPAM Systems Inc *	600	134
Euronet Worldwide Inc *	3,110	386
Everbridge Inc *(A)	9,005	951
EVERTEC Inc	5,400	160
Evo Payments Inc, Cl A *	3,700	94
Fair Isaac Corp *	1,000	376
FireEye Inc *	59,180	783
Five9 Inc *	11,650	851
FormFactor Inc *	5,487	123
Genpact Ltd	9,300	358
Hackett Group Inc/The	4,100	63
I3 Verticals Inc, Cl A *	1,700	49
II-VI Inc *(A)	20,650	613
Infinera Corp *	23,491	160
Inphi Corp *	2,611	195
Insight Enterprises Inc *	8,600	474
Intelligent Systems Corp *	900	33
International Money Express Inc *	2,800	26
Itron Inc *	1,996	151
j2 Global Inc *	3,600	314
KBR Inc	4,973	129
KEMET Corp	24,900	649
Kulicke & Soffa Industries Inc	11,900	272
Leidos Holdings Inc	3,500	359
Limelight Networks Inc *	251,840	1,271
LivePerson Inc *(A)	8,320	220
Lumentum Holdings Inc *	2,355	183
ManTech International Corp/VA, Cl A	2,400	180
MAXIMUS Inc	13,120	827
Methode Electronics Inc	21,900	671
MicroStrategy Inc, Cl A *	900	122
MKS Instruments Inc	1,093	109
Model N Inc *	8,349	242
Monolithic Power Systems Inc	6,475	1,027
National Instruments Corp	4,000	161
NIC Inc	8,900	163
Nova Measuring Instruments Ltd *	13,020	460
Novanta Inc *	4,960	442
Nuance Communications Inc *	14,043	304
NVE Corp	500	32
OSI Systems Inc *	1,100	89
Paylocity Holding Corp *	1,447	187
PC Connection Inc	2,200	89
Pegasystems Inc	1,908	173
Perficient Inc *	35,091	1,438
Power Integrations Inc	1,424	124

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progress Software Corp	4,100	$153
Proofpoint Inc *	4,967	530
QAD Inc, Cl A	1,700	83
Rambus Inc *	20,262	283
Rapid7 Inc *	6,305	292
RingCentral Inc, Cl A *	5,080	1,198
Sabre Corp	13,600	185
Sanmina Corp *	14,000	368
ScanSource Inc *	9,300	264
Silicon Laboratories Inc *	10,670	946
SMART Global Holdings Inc *	7,700	207
Sprout Social Inc, Cl A *	7,205	142
SPS Commerce Inc *	2,900	153
Switch Inc, Cl A	69,049	990
Sykes Enterprises Inc *	16,400	520
Synaptics Inc *	2,624	173
SYNNEX Corp	1,293	162
TTEC Holdings Inc	1,600	60
TTM Technologies Inc *	28,300	368
Tyler Technologies Inc *	1,300	407
Ultra Clean Holdings Inc *	5,664	118
Varonis Systems Inc *	2,383	191
Verint Systems Inc *	1,800	99
Viavi Solutions Inc *	113,851	1,502
Vishay Intertechnology Inc	23,300	436
Vishay Precision Group Inc *	6,500	179
WNS Holdings Ltd ADR *	12,025	792
Xperi Corp	17,200	296
		35,770
Materials — 2.6%
AdvanSix Inc *	13,000	189
Balchem Corp	2,300	217
Boise Cascade Co	800	28
Cabot Corp	9,000	337
Cleveland-Cliffs Inc (A)	53,900	313
Commercial Metals Co	13,900	254
Domtar Corp	7,600	219
Greif Inc, Cl A	21,600	763
Hawkins Inc	1,400	50
Koppers Holdings Inc *	8,800	192
Kronos Worldwide Inc (A)	20,500	205
Materion Corp	2,100	95
Myers Industries Inc	4,000	54
NewMarket Corp	500	194
Novagold Resources Inc *	22,600	180
O-I Glass Inc, Cl I	19,700	213
Rayonier Advanced Materials Inc	8,300	20
Resolute Forest Products Inc *	48,200	128
Royal Gold Inc	3,000	290
Schnitzer Steel Industries Inc, Cl A	22,000	363
Schweitzer-Mauduit International Inc	8,200	277

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scotts Miracle-Gro Co/The, Cl A	1,419	$150
Silgan Holdings Inc	14,300	409
Tredegar Corp	25,700	439
Trinseo SA	11,200	245
UFP Technologies Inc *	800	40
		5,864
Real Estate — 6.9%
Alexander's Inc ‡	200	62
American Assets Trust Inc ‡	3,700	153
American Finance Trust Inc ‡	1,500	16
Americold Realty Trust ‡	7,505	230
Armada Hoffler Properties Inc ‡	6,700	112
Ashford Hospitality Trust Inc ‡	51,500	111
Braemar Hotels & Resorts Inc ‡	28,000	206
Camden Property Trust ‡	3,200	339
CatchMark Timber Trust Inc, Cl A ‡	6,100	56
CBL & Associates Properties Inc *‡	25,200	13
Cedar Realty Trust Inc ‡	133,100	345
Chatham Lodging Trust ‡	25,200	351
City Office REIT Inc ‡	6,200	72
Community Healthcare Trust Inc ‡	700	33
CoreCivic Inc ‡	22,000	326
CorEnergy Infrastructure Trust Inc ‡(A)	12,400	433
DiamondRock Hospitality Co ‡	31,700	289
EastGroup Properties Inc ‡	1,100	138
Equity Commonwealth *‡	8,800	277
Equity LifeStyle Properties Inc ‡	6,000	410
Franklin Street Properties Corp ‡	45,400	324
Gaming and Leisure Properties Inc ‡	4,200	188
Getty Realty Corp ‡	4,300	122
Gladstone Commercial Corp ‡	5,100	96
Global Medical REIT Inc ‡	4,300	60
Global Net Lease Inc ‡	18,300	338
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	5,324	181
Hersha Hospitality Trust, Cl A ‡	11,300	130
Highwoods Properties Inc ‡	2,200	99
Independence Realty Trust Inc ‡	9,700	129
Industrial Logistics Properties Trust ‡	22,400	463
Investors Real Estate Trust ‡	1,440	101
Kite Realty Group Trust ‡	34,700	560
Life Storage Inc ‡	2,300	248
LTC Properties Inc ‡	200	9
Medical Properties Trust Inc ‡	43,382	917
Monmouth Real Estate Investment Corp, Cl A ‡	9,300	132
National Storage Affiliates Trust ‡	5,200	175
New Senior Investment Group Inc ‡	9,900	60
NexPoint Residential Trust Inc ‡	2,000	89
Office Properties Income Trust ‡	16,500	481
One Liberty Properties Inc ‡	2,100	51

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Outfront Media Inc ‡	34,100	$898
Piedmont Office Realty Trust Inc, Cl A ‡	15,100	326
Preferred Apartment Communities Inc, Cl A ‡	15,000	143
PS Business Parks Inc ‡	1,500	223
QTS Realty Trust Inc, Cl A ‡	3,951	222
Realogy Holdings Corp (A)	16,700	155
Redfin Corp *	7,876	213
Retail Properties of America Inc, Cl A ‡	5,600	59
Retail Value Inc ‡	2,690	75
Rexford Industrial Realty Inc ‡	21,850	1,022
RMR Group Inc/The, Cl A	1,800	67
RPT Realty ‡	8,400	109
Sabra Health Care ‡	13,200	258
Saul Centers Inc ‡	1,400	60
Service Properties Trust ‡	33,100	598
SITE Centers Corp ‡	30,000	345
Spirit Realty Capital Inc ‡	2,900	132
Summit Hotel Properties Inc ‡(A)	39,900	370
Sun Communities Inc ‡	2,700	413
Tanger Factory Outlet Centers Inc ‡(A)	17,600	211
UMH Properties Inc ‡	4,400	64
Uniti Group Inc ‡(A)	49,300	481
Universal Health Realty Income Trust ‡	1,300	140
Urstadt Biddle Properties Inc, Cl A ‡	4,300	89
Whitestone REIT, Cl B ‡	4,000	49
		15,647
Utilities — 2.6%
ALLETE Inc	3,400	235
American States Water Co	1,500	115
Atmos Energy Corp	3,200	330
Black Hills Corp	4,100	296
Chesapeake Utilities Corp	1,500	128
Hawaiian Electric Industries Inc	6,900	296
IDACORP Inc	2,800	271
MDU Resources Group Inc	10,000	277
Middlesex Water Co	1,700	101
National Fuel Gas Co	24,500	897
NorthWestern Corp	3,800	267
NRG Energy Inc	7,800	259
OGE Energy Corp	4,600	175
ONE Gas Inc	3,400	279
Ormat Technologies Inc	3,500	244
Pinnacle West Capital Corp	3,900	349
PNM Resources Inc	1,000	47
Portland General Electric Co	6,000	327
Southwest Gas Holdings Inc	2,900	188
Spire Inc	3,700	278
Sunnova Energy International Inc *	11,062	191
TerraForm Power Inc, Cl A	6,500	122
UGI Corp	2,200	79
Unitil Corp	2,200	124

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Energy Corp	2,700	$52
York Water Co/The	1,700	72
		5,999
Total Common Stock
(Cost $217,040) ($ Thousands)		219,246

	Number of Rights
RIGHTS — 0.0%
Media General Inc CVR ‡‡(C)	1,155	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 7.0%
SEI Liquidity Fund, L.P.
1.620% **†(D)	16,000,341	16,000

Total Affiliated Partnership
(Cost $15,999) ($ Thousands)		16,000

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	6,628,733	6,629
Total Cash Equivalent
(Cost $6,629) ($ Thousands)		6,629

Total Investments in Securities — 105.9%
(Cost $239,668) ($ Thousands)		$241,875

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap Fund (Continued)

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
Russell 2000 Index E-MINI	32	Mar-2020	$2,361	$2,360	$(1)
			$2,361	$2,360	$(1)

Percentages are based on Net Assets of $228,465 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2020. The total market value of securities on loan at February 29, 2020 was $15,226 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 29, 2020, such securities amounted to $1,267 ($ Thousands), or 0.6% of the net assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2020 was $16,000 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
CVR — Contingent Value Rights
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate investment Trust

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap Fund (Concluded)

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	219,246	–	–	219,246
Rights	–	–	–	–
Affiliated Partnership	–	16,000	–	16,000
Cash Equivalent	6,629	–	–	6,629
Total Investments in Securities	225,875	16,000	–	241,875

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(1)	$—	$—	$(1)
Total Other Financial Instruments	$(1)	$—	$—	$(1)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 2/29/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$20,292	$69,304	$(73,597)	$—	$1	$16,000	16,000,341	$67	$—
SEI Daily Income Trust, Government Fund, Cl F	11,271	72,137	(76,779)	—	—	6,629	6,628,733	103	—
Totals	$31,563	$141,441	$(150,376)	$—	$1	$22,629	22,629,074	$170	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.6%
Communication Services — 2.9%
Cable One Inc	413	$650
Cardlytics Inc *(A)	5,766	458
Cinemark Holdings Inc (A)	30,021	779
Cogent Communications Holdings Inc	34,628	2,528
Eventbrite Inc, Cl A *(A)	21,532	315
EverQuote Inc, Cl A *(A)	14,366	583
Glu Mobile Inc *	43,035	306
Iridium Communications Inc *	12,361	335
National CineMedia Inc	52,006	400
Nexstar Media Group Inc, Cl A	22,281	2,562
TechTarget Inc *	13,294	307
		9,223
Consumer Discretionary — 12.2%
Aaron's Inc	17,573	691
American Eagle Outfitters Inc	42,520	547
Bloomin' Brands Inc	112,265	2,020
Buckle Inc/The (A)	15,017	340
Callaway Golf Co	39,279	667
Carter's Inc	16,103	1,473
Cheesecake Factory Inc/The (A)	65,570	2,336
Churchill Downs Inc	3,747	471
Chuy's Holdings Inc *	14,572	312
Clarus Corp	29,285	339
Cooper Tire & Rubber Co	16,490	420
Cooper-Standard Holdings Inc *	19,325	334
Core-Mark Holding Co Inc	32,963	758
Cracker Barrel Old Country Store Inc (A)	–	—
Dave & Buster's Entertainment Inc (A)	40,865	1,349
Deckers Outdoor Corp *	3,216	559
Domino's Pizza Inc	4,053	1,376
Eldorado Resorts Inc *(A)	8,391	421
Fox Factory Holding Corp *	3,536	224
Gentex Corp	13,894	371
Grand Canyon Education Inc *	3,070	248
Installed Building Products Inc *	4,171	275
KB Home	11,388	371
LGI Homes Inc *	5,137	387
Malibu Boats Inc, Cl A *	6,647	292
Michaels Cos Inc/The *(A)	33,295	143
Modine Manufacturing Co *	353,305	2,636
Monarch Casino & Resort Inc *	7,798	369
Monro Inc (A)	14,963	840
Murphy USA Inc *	20,582	2,007
Oxford Industries Inc	8,287	500
Papa John's International Inc (A)	6,400	369
Penn National Gaming Inc *	12,465	369
Playa Hotels & Resorts NV *	54,413	288
PlayAGS Inc *	77,009	746
Pool Corp	5,705	1,204
RH *(A)	2,233	405

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rubicon Project Inc/The *	41,497	$471
Sally Beauty Holdings Inc *	97,249	1,210
Service Corp International/US	24,902	1,190
Shutterstock Inc	14,070	542
Skechers U.S.A. Inc, Cl A *	48,683	1,610
Steven Madden Ltd	13,846	453
Tempur Sealy International Inc *	3,576	267
TopBuild Corp *	2,502	253
Tractor Supply Co	12,199	1,080
Urban Outfitters Inc *(A)	89,565	2,106
Vail Resorts Inc	4,508	958
Vista Outdoor Inc *	37,511	276
Williams-Sonoma Inc (A)	–	—
Winnebago Industries Inc	7,422	385
Wolverine World Wide Inc	10,826	285
Wyndham Hotels & Resorts Inc	17,712	902
		38,445
Consumer Staples — 5.2%
Andersons Inc/The	39,220	720
BJ's Wholesale Club Holdings Inc *(A)	41,335	796
Calavo Growers Inc (A)	12,657	917
Cal-Maine Foods Inc *(A)	19,675	686
Casey's General Stores Inc	6,347	1,035
Church & Dwight Co Inc	14,301	994
Darling Ingredients Inc *	84,748	2,178
Freshpet Inc *	7,867	523
Hain Celestial Group Inc/The *(A)	52,362	1,243
Hostess Brands Inc, Cl A *(A)	75,965	965
J&J Snack Foods Corp	6,708	1,079
Medifast Inc (A)	18,055	1,501
Performance Food Group Co *	8,158	346
Pilgrim's Pride Corp *	17,900	379
Sanderson Farms Inc	6,746	833
Spectrum Brands Holdings Inc	10,657	574
Tootsie Roll Industries Inc (A)	–	—
TreeHouse Foods Inc *	40,454	1,542
		16,311
Energy — 1.8%
Cabot Oil & Gas Corp, Cl A	80,484	1,121
Callon Petroleum Co *	173,872	395
Cimarex Energy Co	30,460	1,007
Delek US Holdings Inc (A)	48,372	1,034
DMC Global Inc (A)	11,806	426
Evolution Petroleum Corp	42,306	199
NCS Multistage Holdings Inc *	59,209	64
PDC Energy Inc *	7,915	151
Phillips 66 Partners LP (B)	15,765	857
RigNet Inc *	49,548	174

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Select Energy Services Inc, Cl A *	32,874	$214
		5,642
Financials — 16.9%
Affiliated Managers Group Inc	24,675	1,856
American Equity Investment Life Holding Co	103,130	2,607
Ares Management Corp, Cl A	13,172	456
Banc of California Inc (A)	38,190	586
Bancorp Inc/The *	26,381	321
Bank of NT Butterfield & Son Ltd/The	37,451	1,037
Bank OZK	36,639	930
BankUnited Inc	133,343	3,960
Blackstone Mortgage Trust Inc, Cl A ‡(A)	45,235	1,631
Cannae Holdings Inc *	11,514	429
CNO Financial Group Inc	196,400	3,146
Cohen & Steers Inc	21,146	1,325
Cowen Inc, Cl A	59,710	894
Dynex Capital Inc	28,697	491
eHealth Inc *	3,979	467
Erie Indemnity Co, Cl A (A)	–	—
Essent Group Ltd	18,425	804
Evercore Inc, Cl A	12,834	855
FactSet Research Systems Inc	4,137	1,101
First Commonwealth Financial Corp	198,133	2,338
First Horizon National Corp	86,265	1,150
FNB Corp/PA	394,983	3,985
Great Western Bancorp Inc	70,170	1,886
Green Dot Corp, Cl A *	10,372	354
Hanover Insurance Group Inc/The	3,677	436
Hercules Capital (A)	95,551	1,261
Home BancShares Inc/AR	53,942	904
IBERIABANK Corp	20,505	1,234
Kemper Corp	11,357	782
Kinsale Capital Group Inc	3,764	457
MarketAxess Holdings Inc	3,054	991
MGIC Investment Corp	79,541	957
MSCI Inc, Cl A	3,148	930
National General Holdings Corp	134,095	2,611
OFG Bancorp	44,270	741
Palomar Holdings Inc, Cl A *	5,767	293
PennantPark Investment Corp	55,354	317
PennyMac Financial Services Inc	10,585	373
ProAssurance Corp	31,263	849
Prosperity Bancshares Inc	14,305	924
Sterling Bancorp/DE	94,086	1,560
Umpqua Holdings Corp	201,315	3,098
Univest Financial Corp	37,133	869
Victory Capital Holdings Inc, Cl A (A)	17,950	355
Walker & Dunlop Inc	5,921	384
WisdomTree Investments Inc	88,748	360
		53,295

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 13.6%
Accelerate Diagnostics Inc *(A)	13,364	$171
Acceleron Pharma Inc *	5,432	467
Adaptive Biotechnologies Corp *	6,716	189
Addus HomeCare Corp *	4,766	363
Albireo Pharma Inc *	13,299	311
Alphatec Holdings Inc *	49,998	292
Amedisys Inc *	3,341	581
AMN Healthcare Services Inc *	7,021	517
Aprea Therapeutics Inc *	8,794	302
Argenx SE ADR *(A)	2,270	321
Arvinas Inc *	5,655	266
AtriCure Inc *	10,516	404
Axogen Inc *	28,251	350
Axsome Therapeutics Inc *(A)	3,426	267
BioTelemetry Inc *	18,020	770
Cantel Medical Corp (A)	12,942	817
CareDx Inc *	16,142	376
Castle Biosciences Inc *	14,532	435
Charles River Laboratories International Inc *	2,757	429
Chemed Corp	2,623	1,095
ChemoCentryx Inc *	8,381	375
CryoLife Inc *	21,264	545
DBV Technologies SA ADR *	41,060	402
Deciphera Pharmaceuticals Inc *	6,667	355
Eidos Therapeutics Inc *	5,868	297
Encompass Health Corp	15,170	1,135
Endologix Inc *(A)	32,695	41
Ensign Group Inc/The	28,711	1,278
Envista Holdings Corp *	44,697	1,134
Epizyme Inc *	18,175	389
Fate Therapeutics Inc *	15,509	453
Forty Seven Inc *	9,143	530
Global Blood Therapeutics Inc *	5,298	339
HealthEquity Inc *	3,703	263
Heron Therapeutics Inc *(A)	19,298	360
Immunomedics Inc *	23,277	372
Insmed Inc *	11,675	291
Inspire Medical Systems Inc *	5,099	438
Insulet Corp *	1,975	375
Integra LifeSciences Holdings Corp *	10,254	534
Iovance Biotherapeutics Inc *	16,436	541
Karuna Therapeutics Inc *(A)	4,458	389
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	29,662	548
Kodiak Sciences Inc *(A)	7,998	512
Krystal Biotech Inc *	6,144	328
LHC Group Inc *	4,000	486
Liquidia Technologies Inc *	32,486	134
Magellan Health Inc *	44,235	2,655
Masimo Corp *	1,885	308
Merit Medical Systems Inc *	23,373	842

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Momenta Pharmaceuticals Inc *	13,783	$390
MyoKardia Inc *	5,230	331
NanoString Technologies Inc *	11,793	421
NeoGenomics Inc *	17,360	492
Nevro Corp *(A)	6,574	856
NextCure Inc *(A)	6,929	289
Orchard Therapeutics plc ADR *	22,280	287
Pacific Biosciences of California Inc *(A)	53,250	181
Precision BioSciences Inc *	13,835	111
Prestige Consumer Healthcare Inc *(A)	35,165	1,314
Principia Biopharma Inc *(A)	6,453	417
Quest Diagnostics Inc	9,395	996
Quidel Corp *	6,205	479
RadNet Inc *	18,982	388
Reata Pharmaceuticals Inc, Cl A *	1,774	345
Repligen Corp *	3,192	273
ResMed Inc	7,924	1,260
Revance Therapeutics Inc *(A)	19,296	446
Select Medical Holdings Corp *	21,943	525
Silk Road Medical Inc *	2,887	115
SpringWorks Therapeutics Inc *(A)	7,994	255
STERIS PLC	7,655	1,214
Syneos Health Inc, Cl A *	17,853	1,131
Tandem Diabetes Care Inc *	7,407	553
TCR2 Therapeutics Inc *(A)	18,501	220
Teladoc Health Inc *(A)	7,586	948
Tivity Health Inc *(A)	29,120	369
US Physical Therapy Inc	9,274	967
Veracyte Inc *	12,913	319
Viela Bio Inc *(A)	5,973	261
Viking Therapeutics Inc *(A)	50,492	299
Vocera Communications Inc *(A)	19,610	478
Xencor Inc *(A)	11,215	364
Xeris Pharmaceuticals Inc *	49,026	175
		42,841
Industrials — 17.0%
ABM Industries Inc	25,229	831
ACCO Brands Corp	43,475	348
Advanced Drainage Systems Inc	11,301	473
AECOM *	8,737	393
Altra Industrial Motion Corp	21,993	662
Ameresco Inc, Cl A *	18,604	419
Apogee Enterprises Inc	17,865	539
Arcosa Inc	9,839	423
ASGN Inc *	6,005	305
Astec Industries Inc	11,760	442
Atkore International Group Inc *	12,895	476
Atlas Air Worldwide Holdings Inc *	15,173	405
Axon Enterprise Inc *(A)	5,638	436
BMC Stock Holdings Inc *	11,931	293
Builders FirstSource Inc *	11,908	270

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BWX Technologies Inc	36,258	$1,988
Casella Waste Systems Inc, Cl A *	8,414	408
Cimpress PLC *(A)	5,971	695
CIRCOR International Inc *	15,493	557
Clean Harbors Inc *	29,295	2,037
Construction Partners Inc, Cl A *	7,763	132
Echo Global Logistics Inc *	23,280	430
EMCOR Group Inc	6,586	507
Enerpac Tool Group Corp, Cl A	24,007	513
EnPro Industries Inc	12,253	661
ESCO Technologies Inc	4,771	434
Forrester Research Inc *	14,145	510
Forward Air Corp	5,849	345
FTI Consulting Inc *	4,041	455
Generac Holdings Inc *	10,434	1,075
Gibraltar Industries Inc *	7,639	387
Graham Corp	14,324	237
Harsco Corp *	43,067	516
Heartland Express Inc	30,614	548
HEICO Corp	8,257	891
Heritage-Crystal Clean Inc *	51,338	1,352
Hexcel Corp	13,606	879
Hillenbrand Inc	11,933	279
Hudson Technologies Inc *(A)	119,528	97
Huntington Ingalls Industries Inc	4,173	858
Huron Consulting Group Inc *	26,278	1,559
ICF International Inc	3,824	291
InnerWorkings Inc *	211,650	665
ITT Inc	20,377	1,226
JetBlue Airways Corp *	139,385	2,199
John Bean Technologies Corp	7,083	686
Kelly Services Inc, Cl A	22,078	367
Kennametal Inc	12,831	357
Kirby Corp *	9,538	608
Korn Ferry	29,020	1,015
Landstar System Inc	5,265	532
LB Foster Co, Cl A *	14,545	229
Masonite International Corp *	14,319	1,052
Matson Inc	15,793	524
Matthews International Corp, Cl A	14,565	431
McGrath RentCorp	5,310	369
MSC Industrial Direct Co Inc, Cl A	14,463	894
Nordson Corp	7,604	1,105
Parsons Corp *	10,845	424
Plug Power Inc *(A)	113,150	491
Regal Beloit Corp	11,558	897
Ritchie Bros Auctioneers Inc	20,592	818
Ryder System Inc	17,529	667
SiteOne Landscape Supply Inc *	5,351	531
Snap-on Inc	6,334	917
SP Plus Corp *	13,237	483
SPX FLOW Inc *	9,193	338

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Standex International Corp	12,105	$768
Sunrun Inc *	21,255	411
Team Inc *(A)	65,341	832
Tennant Co	11,207	802
Tetra Tech Inc	20,093	1,625
Toro Co/The	12,772	912
TriMas Corp *	18,654	473
TriNet Group Inc *	22,135	1,170
TrueBlue Inc *	35,718	531
Universal Forest Products Inc	7,939	372
Vertiv Holdings Co *	54,298	640
Virgin Galactic Holdings Inc *	13,638	335
WESCO International Inc *	39,530	1,604
		53,656
Information Technology — 14.4%
2U Inc *	31,148	732
ACM Research Inc, Cl A *(A)	8,889	311
Actua Corp * (C)	39,640	11
American Software Inc/GA, Cl A	21,166	348
Asure Software Inc *(A)	38,130	321
Badger Meter Inc (A)	20,036	1,206
Belden Inc	10,122	404
Benefitfocus Inc *(A)	30,946	386
Bill.Com Holdings Inc *	6,846	389
Blackline Inc *	8,175	512
Broadridge Financial Solutions Inc	8,949	934
Cabot Microelectronics Corp	7,893	1,099
CACI International Inc, Cl A *	9,384	2,299
Cerence Inc *	14,805	321
ChannelAdvisor Corp *	18,441	176
Cirrus Logic Inc *	4,801	330
Cloudflare Inc, Cl A *	17,524	373
Cognex Corp	19,363	862
Conduent Inc *	90,994	298
Cornerstone OnDemand Inc *	8,603	353
CTS Corp	8,740	228
Domo Inc, Cl B *	21,158	446
Dynatrace Inc *	13,823	447
Enphase Energy Inc *	11,411	559
Entegris Inc	7,268	388
Everbridge Inc *	5,556	587
ExlService Holdings Inc *	16,790	1,253
Five9 Inc *	7,101	519
FormFactor Inc *	13,439	301
II-VI Inc *(A)	69,355	2,059
Infinera Corp *	57,507	391
Inphi Corp *	6,395	477
Itron Inc *	4,888	371
Jack Henry & Associates Inc	6,283	953
KBR Inc	12,180	316
Littelfuse Inc	5,197	830

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LogMeIn Inc *	23,632	$2,014
Lumentum Holdings Inc *	5,767	449
MACOM Technology Solutions Holdings Inc *	65,115	1,645
ManTech International Corp/VA, Cl A	18,052	1,352
MKS Instruments Inc	2,678	268
Model N Inc *	19,050	552
NCR Corp *	70,575	1,779
Nuance Communications Inc *	25,077	542
Paylocity Holding Corp *	3,543	459
Pegasystems Inc	4,672	423
Perficient Inc *	8,215	337
Ping Identity Holding Corp *(A)	7,380	171
Pluralsight Inc, Cl A *	28,116	501
Power Integrations Inc	15,037	1,309
QAD Inc, Cl A	7,160	351
Rambus Inc *	26,357	369
Semtech Corp *	8,645	341
Sprout Social Inc, Cl A *	17,646	347
Super Micro Computer Inc *	129,819	3,295
SVMK Inc *	18,847	344
Synaptics Inc *	6,426	424
SYNNEX Corp	13,938	1,743
Tufin Software Technologies Ltd *(A)	19,845	232
Ultra Clean Holdings Inc *	13,871	290
Universal Display Corp	6,270	996
Varonis Systems Inc *	5,838	468
Viavi Solutions Inc *	94,809	1,251
Virtusa Corp *	30,670	1,353
		45,395
Materials — 4.6%
Allegheny Technologies Inc *(A)	19,257	329
B2Gold Corp (A)	214,135	854
Cabot Corp	7,878	295
Century Aluminum Co *(A)	93,455	542
Commercial Metals Co	160,545	2,932
Domtar Corp	18,920	544
Gold Resource Corp	113,510	456
HB Fuller Co	15,010	589
Ingevity Corp *	7,890	355
Livent Corp *(A)	131,112	1,171
O-I Glass Inc, Cl I	45,027	486
Olin Corp	37,559	608
Quaker Chemical Corp (A)	6,109	963
Ranpak Holdings Corp, Cl A *	99,156	824
Scotts Miracle-Gro Co/The, Cl A	3,476	368
Sensient Technologies Corp	18,095	890
Silgan Holdings Inc	21,435	614
Valvoline Inc	36,531	712
WR Grace & Co	17,878	1,011
		14,543

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 3.1%
Alexandria Real Estate Equities Inc ‡	7,536	$1,145
Americold Realty Trust ‡	29,482	904
Columbia Property Trust Inc ‡	57,278	1,080
Corporate Office Properties Trust ‡	38,128	966
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	13,040	443
Jernigan Capital Inc ‡(A)	17,192	308
Kennedy-Wilson Holdings Inc	45,771	925
Lamar Advertising Co, Cl A ‡	8,442	707
Lexington Realty Trust, Cl B ‡	55,686	577
Newmark Group Inc, Cl A	66,802	638
QTS Realty Trust Inc, Cl A ‡	9,676	544
Redfin Corp *(A)	19,288	522
Ryman Hospitality Properties Inc ‡	12,522	870
		9,629
Utilities — 2.9%
Algonquin Power & Utilities Corp	91,490	1,365
American States Water Co	11,248	861
American Water Works Co Inc	9,663	1,195
Black Hills Corp	9,913	716
Hawaiian Electric Industries Inc	16,803	720
IDACORP Inc	10,357	1,001
Portland General Electric Co	27,669	1,505
Spire Inc	6,139	461
Sunnova Energy International Inc *	27,092	469
UGI Corp	25,323	913
		9,206
Total Common Stock
(Cost $300,593) ($ Thousands)		298,186

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Value ETF	4,603	507

Total Exchange Traded Fund
(Cost $534) ($ Thousands)		507

	Number of Warrants
WARRANTS — 0.0%
Ranpak Holdings Corp, Expires 06/06/2024
Strike Price $11.50*	35,296	53
Vertiv Holdings Co, Expires 02/13/2025
Strike Price $11.50*	18,099	62

Total Warrants
(Cost $45) ($ Thousands)		115

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Media General Inc CVR *‡‡	3,306	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 12.0%
SEI Liquidity Fund, L.P.
1.620% **†(D)	37,791,378	37,793

Total Affiliated Partnership
(Cost $37,790) ($ Thousands)		37,793

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	17,437,779	17,438
Total Cash Equivalent
(Cost $17,438) ($ Thousands)		17,438

Total Investments in Securities — 112.3%
(Cost $356,400) ($ Thousands)		$354,039

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small Cap II Fund (Concluded)

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Russell 2000 Index E-MINI	63	Mar-2020	$5,198	$4,646	$(552)
			$5,198	$4,646	$(552)

Percentages are based on Net Assets of $315,186 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2020. The total market value of securities on loan at February 29, 2020 was $36,314 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 29, 2020, such securities amounted to $857 ($ Thousands), or 0.3% of the net assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2020 was $37,793 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
CVR — Contingent Value Rights
ETF — Exchange-Traded Fund
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
SPX — Standard & Poor's 500 Index

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	298,175	–	11	298,186
Exchange Traded Fund	507	–	–	507
Warrants	–	115	–	115
Rights	–	–	–	–
Affiliated Partnership	–	37,793	–	37,793
Cash Equivalent	17,438	–	–	17,438
Total Investments in Securities	316,120	37,908	11	354,039

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Futures Contracts*
Unrealized Depreciation	(552)	–	–	(552)
Total Other Financial Instruments	(552)	–	–	(552)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 2/29/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$44,446	$116,459	$(123,115)	$—	$3	$37,793	37,791,378	$176	$—
SEI Daily Income Trust, Government Fund, Cl F	10,903	106,648	(100,113)	—	—	17,438	17,437,779	170	—
Totals	$55,349	$223,107	$(223,228)	$—	$3	$55,231	55,229,157	$346	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.1%
Communication Services — 2.9%
AMC Networks Inc, Cl A *(A)	33,600	$1,042
Bandwidth Inc, Cl A *(A)	11,456	720
Cable One Inc	1,219	1,918
Cargurus Inc, Cl A *	19,047	485
Cars.com Inc *	51,100	464
CenturyLink Inc	68,600	828
Cinemark Holdings Inc (A)	75,666	1,964
Cogent Communications Holdings Inc	46,559	3,399
Entercom Communications Corp, Cl A (A)	173,700	603
EverQuote Inc, Cl A *(A)	22,051	896
IAC/InterActiveCorp *	7,712	1,573
Iridium Communications Inc *	32,940	892
National CineMedia Inc	113,681	874
Nexstar Media Group Inc, Cl A	61,446	7,065
TEGNA Inc	125,126	1,792
		24,515
Consumer Discretionary — 12.5%
Aaron's Inc	53,010	2,085
American Axle & Manufacturing Holdings Inc *	90,600	574
American Eagle Outfitters Inc	63,000	812
Big Lots Inc (A)	32,600	515
Bloomin' Brands Inc	181,693	3,269
BorgWarner Inc	34,400	1,087
Bright Horizons Family Solutions Inc *	26,500	4,164
Brinker International Inc (A)	34,165	1,174
Buckle Inc/The (A)	34,120	772
Capri Holdings Ltd *	31,200	806
Carter's Inc	13,817	1,264
Chegg Inc *	18,681	733
Chewy Inc, Cl A *(A)	18,069	535
Cooper Tire & Rubber Co	27,500	701
Cooper-Standard Holdings Inc *	13,900	240
Core-Mark Holding Co Inc	97,717	2,248
Deckers Outdoor Corp *	5,335	927
Dick's Sporting Goods Inc	38,000	1,384
Dillard's Inc, Cl A (A)	20,600	1,160
Domino's Pizza Inc	12,002	4,074
Ethan Allen Interiors Inc (A)	42,200	557
Everi Holdings Inc *	67,060	697
Extended Stay America Inc	130,318	1,431
Foot Locker Inc	47,100	1,707
Fox Factory Holding Corp *	40,000	2,536
frontdoor Inc *	33,591	1,424
Genesco Inc *	19,046	655
Goodyear Tire & Rubber Co/The	69,900	677
Grand Canyon Education Inc *	5,925	478
Group 1 Automotive Inc	22,327	1,903
Hanesbrands Inc (A)	179,862	2,381
Harley-Davidson Inc	42,300	1,289

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Haverty Furniture Cos Inc (A)	52,200	$878
Helen of Troy Ltd *	5,584	919
Installed Building Products Inc *	14,509	958
Kohl's Corp	36,700	1,437
Lear Corp	9,400	1,045
Lithia Motors Inc, Cl A	28,148	3,354
MDC Holdings Inc	30,600	1,204
Meritage Homes Corp *	11,418	725
Monro Inc (A)	44,516	2,498
National Vision Holdings Inc *	58,220	2,027
Office Depot Inc	437,200	1,027
Perdoceo Education Corp *	51,621	771
Pinterest Inc, Cl A *	47,098	918
Planet Fitness Inc, Cl A *	23,500	1,586
Polaris Inc	15,893	1,312
Pool Corp	16,990	3,584
PulteGroup Inc	45,000	1,809
PVH Corp	21,600	1,601
RH *(A)	4,504	817
Sally Beauty Holdings Inc *(A)	188,045	2,339
Service Corp International/US	72,971	3,487
Shutterstock Inc	27,548	1,062
Six Flags Entertainment Corp	88,203	2,230
Skechers U.S.A. Inc, Cl A *	76,115	2,518
Sonic Automotive Inc, Cl A (A)	38,500	1,078
Taylor Morrison Home Corp, Cl A *	38,159	859
Toll Brothers Inc	48,700	1,803
TopBuild Corp *	27,560	2,784
Tractor Supply Co	36,303	3,213
Twin River Worldwide Holdings Inc	29,780	774
Under Armour Inc, Cl C *	40,087	500
Vail Resorts Inc	13,158	2,798
Wendy's Co/The	49,609	937
Whirlpool Corp	11,600	1,483
Williams-Sonoma Inc (A)	17,000	1,061
Wolverine World Wide Inc	21,071	554
Wyndham Destinations Inc	40,500	1,616
Wyndham Hotels & Resorts Inc	52,490	2,674
Zumiez Inc *(A)	24,830	659
		107,158
Consumer Staples — 3.3%
Calavo Growers Inc (A)	37,231	2,697
Casey's General Stores Inc	18,915	3,083
Church & Dwight Co Inc	42,359	2,945
elf Beauty Inc *	45,924	733
Freshpet Inc *	38,705	2,572
Hostess Brands Inc, Cl A *(A)	301,546	3,833
Ingles Markets Inc, Cl A (A)	23,000	823
Ingredion Inc	18,200	1,516
J&J Snack Foods Corp	19,879	3,197
JM Smucker Co/The	19,400	1,998

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Performance Food Group Co *	18,780	$796
PriceSmart Inc	11,035	615
Simply Good Foods Co/The *	39,020	861
SpartanNash Co	35,000	435
Universal Corp/VA	23,000	1,135
Weis Markets Inc (A)	12,900	481
		27,720
Energy — 2.0%
Arch Coal Inc (A)	16,200	816
Berry Corp	116,755	744
Cabot Oil & Gas Corp, Cl A (A)	147,647	2,057
CNX Resources Corp *	132,390	703
Delek US Holdings Inc (A)	84,943	1,816
Dorian LPG Ltd *	65,864	733
Gulfport Energy Corp *	20,000	16
HollyFrontier Corp	49,200	1,657
Laredo Petroleum Inc *	47,800	52
Parsley Energy Inc, Cl A	108,980	1,460
PBF Energy Inc, Cl A	33,200	743
PDC Energy Inc *	28,250	538
Phillips 66 Partners LP (B)	46,558	2,531
Rattler Midstream LP (B)	108,546	1,367
Southwestern Energy Co *(A)	270,000	383
Viper Energy Partners LP (B)	70,872	1,264
W&T Offshore Inc *	185,500	482
		17,362
Financials — 15.0%
AG Mortgage Investment Trust Inc ‡	69,000	1,033
Ally Financial Inc	84,500	2,118
American Equity Investment Life Holding Co	74,036	1,872
American Financial Group Inc/OH	10,000	924
Annaly Capital Management Inc ‡	134,600	1,192
Ares Capital Corp	68,400	1,176
Ashford Inc *	239	5
Associated Banc-Corp	124,500	2,108
Assured Guaranty Ltd	37,800	1,542
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	547
Bank OZK	125,853	3,195
BankUnited Inc	37,100	1,102
BGC Partners Inc, Cl A	567,440	2,644
Capstead Mortgage Corp ‡	99,635	707
Central Pacific Financial Corp	30,000	718
Chimera Investment Corp ‡	61,200	1,202
CIT Group Inc	56,500	2,244
CNA Financial Corp	24,700	1,027
CNO Financial Group Inc	79,400	1,272
Cohen & Steers Inc	73,897	4,630
Columbia Banking System Inc	115,938	3,849
Donnelley Financial Solutions Inc *	5,407	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Encore Capital Group Inc *(A)	23,168	$861
Enova International Inc *	32,874	632
Essent Group Ltd	17,584	767
Evercore Inc, Cl A	37,628	2,507
Everest Re Group Ltd	4,800	1,190
FactSet Research Systems Inc	12,022	3,198
Federated Hermes Inc, Cl B	24,813	716
First American Financial Corp	20,100	1,148
First Financial Bankshares Inc (A)	105,309	3,026
First Horizon National Corp	156,900	2,091
First Merchants Corp	36,781	1,287
Flushing Financial Corp	45,200	821
FNB Corp/PA	102,600	1,035
Focus Financial Partners Inc, Cl A *(A)	31,145	847
FS KKR Capital Corp	129,900	688
Fulton Financial Corp	65,500	946
Hamilton Lane Inc, Cl A	43,470	2,701
Hancock Whitney Corp	29,700	995
Hanmi Financial Corp	43,000	671
Heartland Financial USA Inc	17,074	732
Home BancShares Inc/AR	160,904	2,697
Hope Bancorp Inc	60,333	737
Investors Bancorp Inc	65,149	687
KeyCorp	78,400	1,282
Kinsale Capital Group Inc	18,695	2,271
Lazard Ltd, Cl A (B)	29,200	1,046
Legg Mason Inc	35,500	1,769
Lincoln National Corp	33,400	1,516
LPL Financial Holdings Inc	8,351	664
MarketAxess Holdings Inc	8,990	2,916
Meta Financial Group Inc	7,300	240
MFA Financial Inc ‡	165,000	1,193
MGIC Investment Corp	169,203	2,035
Mr Cooper Group Inc *	63,869	819
MSCI Inc, Cl A	9,293	2,745
National General Holdings Corp	51,600	1,005
Navient Corp	92,300	1,036
Oaktree Specialty Lending Corp	218,200	1,069
OFG Bancorp	61,200	1,025
Pacific Premier Bancorp Inc	28,600	739
PacWest Bancorp	148,569	4,701
Palomar Holdings, Cl A *	36,230	1,841
PennyMac Financial Services Inc	21,972	775
PennyMac Mortgage Investment Trust ‡	36,131	748
Piper Sandler Cos	10,404	729
Popular Inc	29,100	1,396
Preferred Bank/Los Angeles CA	17,600	900
Prospect Capital Corp	159,000	876
Prosperity Bancshares Inc	42,707	2,759
Radian Group Inc	36,065	766
Regions Financial Corp	142,400	1,925
Reinsurance Group of America Inc, Cl A	8,100	988

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Republic Bancorp Inc/KY, Cl A	23,300	$833
ServisFirst Bancshares Inc	22,600	781
South State Corp	9,789	667
Starwood Property Trust Inc ‡	145,060	3,217
Stifel Financial Corp	32,190	1,752
TCF Financial Corp	28,400	1,035
UMB Financial Corp	12,547	730
United Community Banks Inc/GA	114,680	2,841
Universal Insurance Holdings Inc (A)	27,000	558
Unum Group	68,500	1,597
Voya Financial Inc	30,100	1,584
Walker & Dunlop Inc	14,243	924
Westamerica Bancorporation (A)	12,465	721
WisdomTree Investments Inc	233,380	947
Zions Bancorp NA	67,100	2,681
		128,776
Health Care — 12.9%
ABIOMED Inc *	4,907	737
Addus HomeCare Corp *	26,186	1,997
Agios Pharmaceuticals Inc *(A)	15,745	748
Amedisys Inc *	4,886	850
Amicus Therapeutics Inc *	87,702	837
ANI Pharmaceuticals Inc *	13,700	658
Arvinas Inc *	17,000	801
Axogen Inc *	61,802	765
BioTelemetry Inc *	34,066	1,455
Cantel Medical Corp (A)	37,403	2,360
CareDx Inc *	32,900	767
Change Healthcare Inc *(A)	113,489	1,542
Chemed Corp	9,664	4,036
Coherus Biosciences Inc *	42,015	813
Collegium Pharmaceutical Inc *	35,600	846
CONMED Corp	7,263	687
Cooper Cos Inc/The	1,903	618
CryoPort Inc *(A)	23,570	394
DBV Technologies SA ADR *	74,917	733
Deciphera Pharmaceuticals Inc *	15,928	848
Dicerna Pharmaceuticals Inc *	41,300	815
Eagle Pharmaceuticals Inc/DE *(A)	14,800	679
Emergent BioSolutions Inc *	15,141	888
Encompass Health Corp	44,488	3,329
Endologix Inc *(A)	108,804	136
Ensign Group Inc/The	172,106	7,659
FibroGen Inc *	19,218	803
Five Star Senior Living Inc *	10,272	49
Haemonetics Corp *	20,730	2,246
Halozyme Therapeutics Inc *	50,673	992
HealthEquity Inc *	39,749	2,822
Heron Therapeutics Inc *(A)	40,583	757
Immunomedics Inc *(A)	43,955	703
Innoviva Inc *(A)	165,900	2,235

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inovalon Holdings Inc, Cl A *	41,591	$810
Insulet Corp *(A)	17,585	3,341
Integer Holdings Corp *	9,756	880
Integra LifeSciences Holdings Corp *	15,675	817
Jazz Pharmaceuticals PLC *	18,400	2,108
Kodiak Sciences Inc *(A)	9,732	623
Lannett Co Inc *(A)	35,947	313
Lantheus Holdings Inc *	30,700	477
Ligand Pharmaceuticals Inc *(A)	39,360	3,684
Masimo Corp *	26,768	4,372
MEDNAX Inc *	119,998	2,051
Merit Medical Systems Inc *	46,434	1,672
Molina Healthcare Inc *	13,800	1,691
Neurocrine Biosciences Inc *	5,451	516
Nevro Corp *(A)	4,698	611
NGM Biopharmaceuticals Inc *	26,342	475
NuVasive Inc *	11,684	769
Omnicell Inc *	9,988	814
Pacira BioSciences Inc *	17,622	764
PRA Health Sciences Inc *	13,635	1,284
Precision BioSciences Inc *	26,912	216
Prestige Consumer Healthcare Inc *(A)	36,512	1,364
Progyny Inc *(A)	32,360	891
Quest Diagnostics Inc	27,643	2,932
Quidel Corp *	12,713	982
R1 RCM Inc *	66,163	812
Recro Pharma Inc *	51,538	739
Repligen Corp *	29,587	2,533
ResMed Inc	23,114	3,674
Revance Therapeutics Inc *	37,066	857
Select Medical Holdings Corp *	30,998	742
STERIS PLC	35,738	5,669
Syneos Health Inc, Cl A *	83,129	5,266
Tactile Systems Technology Inc *	14,658	739
Teladoc Health Inc *(A)	26,170	3,270
Universal Health Services Inc, Cl B	13,300	1,646
US Physical Therapy Inc	27,372	2,853
Viking Therapeutics Inc *(A)	88,634	525
		110,387
Industrials — 16.7%
AAR Corp	18,963	655
ABM Industries Inc	43,918	1,446
AGCO Corp	20,900	1,263
Air Transport Services Group Inc *	117,478	2,103
Allegiant Travel Co, Cl A	4,820	653
Allison Transmission Holdings Inc, Cl A	26,500	1,076
Apogee Enterprises Inc	31,100	939
Arconic Inc	37,200	1,092
Arcosa Inc	21,024	903
Atkore International Group Inc *	22,885	845
Atlas Air Worldwide Holdings Inc *	31,000	828

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BMC Stock Holdings Inc *	28,386	$696
Builders FirstSource Inc *	34,270	778
BWX Technologies Inc	57,827	3,171
CH Robinson Worldwide Inc (A)	13,657	941
Cimpress PLC *(A)	11,555	1,345
Clean Harbors Inc *	23,997	1,668
Colfax Corp *(A)	132,339	4,429
Comfort Systems USA Inc	17,716	748
Deluxe Corp	35,400	1,179
EMCOR Group Inc	9,124	702
Ennis Inc	55,100	1,107
Exponent Inc	62,638	4,613
Federal Signal Corp	74,100	2,149
Forward Air Corp	10,990	649
FTI Consulting Inc *	7,180	808
GATX Corp (A)	10,736	768
Generac Holdings Inc *	48,794	5,025
Griffon Corp	43,585	758
Heartland Express Inc	57,551	1,031
HEICO Corp	24,050	2,594
Huntington Ingalls Industries Inc	19,947	4,100
Huron Consulting Group Inc *	12,365	734
IAA Inc *	69,356	2,963
Interface Inc, Cl A	52,004	759
JetBlue Airways Corp *	118,300	1,867
John Bean Technologies Corp	22,504	2,180
Kaman Corp	45,399	2,518
KAR Auction Services Inc (A)	151,531	2,917
Kennametal Inc	24,763	688
Kirby Corp *	18,381	1,172
Landstar System Inc	15,540	1,569
ManpowerGroup Inc	25,000	1,899
MasTec Inc *(A)	12,598	618
Matson Inc	23,733	788
McGrath RentCorp	11,866	824
Mercury Systems Inc *	60,532	4,447
Meritor Inc *	80,300	1,822
Middleby Corp/The *	13,871	1,551
MSA Safety Inc	21,640	2,633
MSC Industrial Direct Co Inc, Cl A	43,215	2,672
Navistar International Corp *	39,235	1,425
Nordson Corp	22,250	3,233
Oshkosh Corp	24,400	1,760
Owens Corning	24,100	1,361
Pitney Bowes Inc (A)	103,400	354
Quad/Graphics Inc, Cl A	53,700	258
Quanta Services Inc	31,700	1,209
RBC Bearings Inc *	17,380	2,975
Regal Beloit Corp	15,000	1,165
Rexnord Corp	25,154	734
Ritchie Bros Auctioneers Inc	38,732	1,538
Ryder System Inc	52,193	1,985

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sensata Technologies Holding PLC *	45,404	$1,852
SkyWest Inc	26,700	1,212
Snap-on Inc (A)	31,813	4,605
Spirit AeroSystems Holdings Inc, Cl A	19,100	1,009
SPX Corp *	16,800	704
Teledyne Technologies Inc *	7,403	2,497
Tennant Co	31,226	2,234
Terex Corp	37,900	834
Tetra Tech Inc	54,795	4,431
Textron Inc	28,200	1,145
Timken Co/The	22,300	1,000
Toro Co/The	37,937	2,710
Trex Co Inc *(A)	42,050	4,022
TriNet Group Inc *	46,551	2,461
Trinity Industries Inc (A)	138,038	2,809
Triton International Ltd/Bermuda	42,600	1,464
United Rentals Inc *	15,300	2,027
Vectrus Inc *	19,200	1,000
Wabash National Corp (A)	57,200	628
Woodward Inc	9,783	1,010
		143,334
Information Technology — 15.3%
2U Inc *	80,970	1,904
ACI Worldwide Inc *	244,322	6,809
Agilysys Inc *	21,172	680
Amdocs Ltd	17,500	1,116
Amkor Technology Inc *	55,061	575
Avalara Inc *	39,165	3,319
Avaya Holdings Corp *	62,390	809
Badger Meter Inc (A)	58,350	3,513
Belden Inc	28,458	1,136
Blackline Inc *	15,689	982
Broadridge Financial Solutions Inc	26,261	2,741
Cabot Microelectronics Corp	23,490	3,272
CACI International Inc, Cl A *	3,507	859
Cardtronics PLC *(A)	23,617	857
Cerence Inc *	9,771	212
ChannelAdvisor Corp *	37,143	354
Ciena Corp *	34,500	1,327
Cirrus Logic Inc *	17,268	1,185
Cognex Corp	56,670	2,524
CommVault Systems Inc *	19,136	798
Cornerstone OnDemand Inc *	21,164	868
Diodes Inc *	22,400	986
ePlus Inc *	9,922	752
Euronet Worldwide Inc *	12,554	1,557
Everbridge Inc *	20,555	2,172
Fabrinet *	13,286	732
FireEye Inc *	67,855	898
FormFactor Inc *	37,079	829
Gartner Inc *	5,584	723

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Insight Enterprises Inc *	26,900	$1,482
Itron Inc *	28,603	2,169
j2 Global Inc *	70,631	6,168
Jabil Inc	78,900	2,529
Jack Henry & Associates Inc	18,507	2,808
Littelfuse Inc	15,301	2,443
LivePerson Inc *(A)	25,015	662
LogMeIn Inc *	44,401	3,785
ManTech International Corp/VA, Cl A	10,231	766
Model N Inc *	27,553	799
Monolithic Power Systems Inc	19,470	3,089
NCR Corp *	36,300	915
NetScout Systems Inc *	31,900	820
New Relic Inc *	11,613	653
Nova Measuring Instruments Ltd *	39,120	1,383
Novanta Inc *	14,905	1,330
Nuance Communications Inc *	140,380	3,035
ON Semiconductor Corp *	171,995	3,209
OSI Systems Inc *	7,130	579
Perficient Inc *	21,473	880
Pluralsight Inc, Cl A *(A)	54,603	974
Power Integrations Inc	34,628	3,014
Progress Software Corp	20,392	760
Proofpoint Inc *	5,461	582
Qualys Inc *	9,430	756
Rapid7 Inc *	18,965	878
RealPage Inc *	7,689	493
RingCentral Inc, Cl A *	15,285	3,603
Sanmina Corp *	32,000	841
Seagate Technology PLC	31,500	1,510
Silicon Laboratories Inc *	32,080	2,845
Silicon Motion Technology Corp ADR	89,478	3,330
SolarEdge Technologies Inc *	6,594	822
SolarWinds Corp *	103,204	1,880
SS&C Technologies Holdings Inc	28,625	1,589
Switch Inc, Cl A	56,408	809
SYNNEX Corp	41,674	5,210
Teradyne Inc	16,000	940
Trimble Inc *	24,105	952
TTM Technologies Inc *	83,900	1,090
Universal Display Corp	18,506	2,939
Verint Systems Inc *	46,659	2,561
Viavi Solutions Inc *	283,866	3,744
Western Union Co/The (A)	51,600	1,155
WNS Holdings Ltd ADR *	36,160	2,381
Xerox Holdings Corp	52,200	1,681
		131,332
Materials — 4.5%
Ashland Global Holdings Inc	34,853	2,493
Axalta Coating Systems Ltd *	74,336	1,852
Boise Cascade Co	23,816	845

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cabot Corp	48,600	$1,817
Chemours Co/The (A)	52,200	776
Cleveland-Cliffs Inc (A)	86,900	505
Commercial Metals Co	48,230	881
Domtar Corp	36,200	1,041
Eastman Chemical Co	28,800	1,771
FMC Corp	72,833	6,781
Forterra Inc *	56,474	764
Graphic Packaging Holding Co	51,280	693
Huntsman Corp	103,400	1,958
O-I Glass Inc, Cl I	95,900	1,036
PolyOne Corp	24,065	596
Quaker Chemical Corp (A)	18,063	2,846
Reliance Steel & Aluminum Co	17,000	1,739
Schweitzer-Mauduit International Inc	28,562	963
Silgan Holdings Inc	161,398	4,621
Steel Dynamics Inc	77,800	2,072
Trinseo SA	32,100	702
Westrock Co	55,000	1,829
		38,581
Real Estate — 8.6%
Acadia Realty Trust ‡	28,719	656
Alexandria Real Estate Equities Inc ‡	22,196	3,371
Americold Realty Trust ‡	108,813	3,337
Ashford Hospitality Trust Inc ‡	134,100	290
Braemar Hotels & Resorts Inc ‡	3,000	22
Brixmor Property Group Inc ‡	122,000	2,222
Chatham Lodging Trust ‡	53,400	744
City Office REIT Inc ‡	72,700	843
CoreCivic Inc ‡	62,100	920
DiamondRock Hospitality Co ‡	122,500	1,117
Diversified Healthcare Trust ‡	151,600	954
EastGroup Properties Inc ‡	6,814	857
Essential Properties Realty Trust Inc ‡	37,993	870
First Industrial Realty Trust Inc ‡	20,326	783
Franklin Street Properties Corp ‡	150,900	1,076
Gaming and Leisure Properties Inc ‡	162,855	7,275
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	24,431	829
Howard Hughes Corp/The *	32,049	3,457
Industrial Logistics Properties Trust ‡	35,900	742
Innovative Industrial Properties Inc, Cl A ‡(A)	7,977	733
Investors Real Estate Trust ‡	11,451	807
Invitation Homes Inc ‡	44,585	1,279
Kennedy-Wilson Holdings Inc	136,459	2,758
Kite Realty Group Trust ‡	70,700	1,142
Lamar Advertising Co, Cl A ‡	24,919	2,087
Lexington Realty Trust, Cl B ‡	111,400	1,155
Medical Properties Trust Inc ‡	263,983	5,578
National Storage Affiliates Trust ‡	23,666	799
Newmark Group Inc, Cl A	303,708	2,900

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NexPoint Residential Trust Inc ‡	17,933	$798
Office Properties Income Trust ‡	58,100	1,693
Omega Healthcare Investors Inc ‡	29,900	1,184
Outfront Media Inc ‡	85,200	2,244
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	1,194
Redfin Corp *(A)	29,277	792
Retail Properties of America Inc, Cl A ‡	96,000	1,005
Retail Value Inc ‡	6,050	168
Rexford Industrial Realty Inc ‡	82,981	3,881
RPT Realty ‡	108,000	1,400
Ryman Hospitality Properties Inc ‡	48,814	3,393
Sabra Health Care REIT Inc ‡	60,000	1,173
Service Properties Trust ‡	54,100	978
SITE Centers Corp ‡	56,700	653
Tanger Factory Outlet Centers Inc ‡(A)	69,300	830
VEREIT Inc ‡	162,400	1,406
Xenia Hotels & Resorts Inc ‡	63,100	944
		73,339
Utilities — 2.4%
AES Corp/VA	58,800	984
Algonquin Power & Utilities Corp (A)	268,098	4,000
American States Water Co	33,099	2,535
American Water Works Co Inc	28,384	3,510
Black Hills Corp	10,969	792
Chesapeake Utilities Corp	8,725	746
Clearway Energy Inc, Cl C	43,427	914
National Fuel Gas Co	28,600	1,047
Northwest Natural Holding Co	11,560	760

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PNM Resources Inc	15,400	$725
Spire Inc	10,182	764
UGI Corp	75,309	2,714
Vistra Energy Corp	70,800	1,362
		20,853
Total Common Stock
(Cost $792,330) ($ Thousands)		823,357

AFFILIATED PARTNERSHIP — 9.2%
SEI Liquidity Fund, L.P.
1.620% **†(C)	78,630,950	78,633

Total Affiliated Partnership
(Cost $78,630) ($ Thousands)		78,633

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	40,704,325	40,704
Total Cash Equivalent
(Cost $40,704) ($ Thousands)		40,704

Total Investments in Securities — 110.0%
(Cost $911,664) ($ Thousands)		$942,694

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
Russell 2000 Index E-MINI	8	Mar-2020	$648	$590	$(58)
S&P Mid Cap 400 Index E-MINI	2	Mar-2020	419	362	(57)
			$1,067	$952	$(115)

Percentages are based on Net Assets of $856,932 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2020. The total market value of securities on loan at February 29, 2020 was $75,463 ($ Thousands).
(B)	Security is a Master Limited Partnership. At February 29, 2020, such securities amounted to $6,208 ($ Thousands), or 0.7% of the net assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2020 was $78,633 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
REIT — Real Estate investment Trust
S&P— Standard & Poor's
SPX — Standard & Poor's 500 Index

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Small/Mid Cap Equity Fund (Concluded)

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	823,357	–	–	823,357
Affiliated Partnership	–	78,633	–	78,633
Cash Equivalent	40,704	–	–	40,704
Total Investments in Securities	864,061	78,633	–	942,694

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(115)	–	–	(115)
Total Other Financial Instruments	(115)	–	–	(115)

* Futures contracts valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 2/29/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$115,595	$324,742	$(361,712)	$—	$8	$78,633	78,630,950	$573	$—
SEI Daily Income Trust, Government Fund, Cl F	78,961	282,753	(321,010)	—	—	40,704	40,704,325	648	—
Totals	$194,556	$607,495	$(682,722)	$—	$8	$119,337	119,335,275	$1,221	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.4%
Communication Services — 7.1%
Alphabet Inc, Cl A *	6,380	$8,544
Alphabet Inc, Cl C *	6,663	8,924
AT&T Inc	201,004	7,079
Cargurus Inc, Cl A *	7,119	182
Central European Media Enterprises Ltd, Cl A *	12,581	56
CenturyLink Inc	19,048	230
Cogent Communications Holdings Inc	5,880	429
Comcast Corp, Cl A	55,810	2,256
EverQuote Inc, Cl A *	1,260	51
Facebook Inc, Cl A *	37,998	7,313
IAC/InterActiveCorp *	4,629	944
John Wiley & Sons Inc, Cl A	10,620	395
Liberty Latin America Ltd, Cl A *	6,692	101
Liberty Latin America Ltd, Cl C *	16,381	249
Liberty Media Corp-Liberty SiriusXM, Cl A *	7,007	313
Liberty Media Corp-Liberty SiriusXM, Cl C *	12,779	570
Match Group Inc *	5,733	373
Meet Group Inc/The *	9,955	51
News Corp	32,414	403
News Corp, Cl A	97,800	1,181
Omnicom Group Inc	75,369	5,222
Scholastic Corp	5,818	187
Sirius XM Holdings Inc	113,410	719
Spotify Technology SA *	2,850	391
TechTarget Inc *	3,277	76
Telephone & Data Systems Inc	14,584	294
Verizon Communications Inc	81,388	4,408
Yelp Inc, Cl A *	19,163	599
Zynga Inc, Cl A *	122,752	824
		52,364
Consumer Discretionary — 9.6%
Acushnet Holdings Corp	5,087	129
Amazon.com Inc *	3,199	6,026
American Public Education Inc *	2,659	59
AutoZone Inc *	2,403	2,481
Best Buy Co Inc	74,961	5,671
Booking Holdings Inc *	1,854	3,144
Bright Horizons Family Solutions Inc *	2,279	358
Buckle Inc/The	4,180	95
Cato Corp/The, Cl A	467	8
Crocs Inc *	8,883	232
Darden Restaurants Inc	10,003	975
Deckers Outdoor Corp *	11,465	1,993
Dick's Sporting Goods Inc	9,241	336
eBay Inc	202,393	7,011
Ethan Allen Interiors Inc	1,953	26
Everi Holdings Inc *	9,562	99
Expedia Group Inc	25,714	2,536
Garmin Ltd	25,375	2,243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Genesco Inc *	2,079	$72
Gentex Corp	17,683	472
Genuine Parts Co	2,662	232
Graham Holdings Co, Cl B	586	295
Group 1 Automotive Inc	2,524	215
H&R Block Inc	29,150	603
Haverty Furniture Cos Inc	1,674	28
Hibbett Sports Inc *	2,238	44
Home Depot Inc/The	7,580	1,651
JC Penney Co Inc *	47,540	33
Johnson Outdoors Inc, Cl A	731	46
K12 Inc *	7,966	158
KB Home	3,549	116
Laureate Education Inc, Cl A *	13,841	259
Lennar Corp, Cl A	7,490	452
Lithia Motors Inc, Cl A	333	40
Lululemon Athletica Inc *	10,018	2,178
M/I Homes Inc *	3,842	143
McDonald's Corp	7,462	1,449
Meritage Homes Corp *	15,131	960
Murphy USA Inc *	7,508	732
NIKE Inc, Cl B	14,968	1,338
NVR Inc *	244	895
Perdoceo Education Corp *	22,097	330
Planet Fitness Inc, Cl A *	11,887	802
Pool Corp	3,195	674
PulteGroup Inc	104,698	4,209
Ralph Lauren Corp, Cl A	4,311	455
Rent-A-Center Inc/TX, Cl A	19,402	413
RH *	2,407	437
Ross Stores Inc	23,851	2,594
Sally Beauty Holdings Inc *	11,083	138
Shoe Carnival Inc	1,351	40
Signet Jewelers Ltd	3,066	71
Sleep Number Corp *	3,551	156
Sonic Automotive Inc, Cl A	3,462	97
Starbucks Corp	20,498	1,608
Target Corp	42,965	4,425
Taylor Morrison Home Corp, Cl A *	15,144	341
Tesla Inc *	130	87
TJX Cos Inc/The	29,584	1,769
Toll Brothers Inc	34,467	1,276
TopBuild Corp *	4,831	488
Universal Electronics Inc *	1,932	82
Williams-Sonoma Inc	9,736	607
Wingstop Inc	3,344	282
Winmark Corp	353	71
Wyndham Destinations Inc	4,354	174
Yum China Holdings Inc	40,624	1,779
Yum! Brands Inc	16,675	1,488

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zumiez Inc *	2,860	$76
		70,802
Consumer Staples — 8.6%
BellRing Brands Inc, Cl A *	5,733	113
Boston Beer Co Inc/The, Cl A *	1,178	437
Bunge Ltd	21,085	990
Church & Dwight Co Inc	14,007	974
Clorox Co/The	8,700	1,387
Coca-Cola Co/The	28,473	1,523
Colgate-Palmolive Co	21,747	1,469
Costco Wholesale Corp	6,865	1,930
elf Beauty Inc *	3,779	60
Estee Lauder Cos Inc/The, Cl A	38,897	7,142
Freshpet Inc *	4,452	296
General Mills Inc	6,868	336
Hershey Co/The	11,903	1,714
Hostess Brands Inc, Cl A *	26,940	342
Ingles Markets Inc, Cl A	3,890	139
Ingredion Inc	1,679	140
Inter Parfums Inc	2,479	149
J&J Snack Foods Corp	1,050	169
Kellogg Co	19,709	1,192
Kimberly-Clark Corp	12,555	1,647
Monster Beverage Corp *	14,428	900
Nu Skin Enterprises Inc, Cl A	13,237	325
PepsiCo Inc	44,484	5,873
Performance Food Group Co *	31,151	1,321
Philip Morris International Inc	52,202	4,274
Procter & Gamble Co/The	119,757	13,560
Simply Good Foods Co/The *	8,803	194
Sysco Corp	47,951	3,196
Tyson Foods Inc, Cl A	3,210	218
Universal Corp/VA	2,302	114
Vector Group Ltd	7,665	89
Walmart Inc	98,500	10,606
WD-40 Co	1,129	195
Weis Markets Inc	1,994	74
		63,088
Energy — 2.4%
Arch Coal Inc	2,979	150
Cactus Inc, Cl A	5,468	149
Chevron Corp	22,626	2,112
ConocoPhillips	156,481	7,577
CVR Energy Inc	4,268	121
Delek US Holdings Inc	8,903	190
DHT Holdings Inc	12,750	71
Dorian LPG Ltd *	4,014	45
Dril-Quip Inc *	2,145	76
EOG Resources Inc	5,902	373
Exxon Mobil Corp	34,866	1,793

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Helix Energy Solutions Group Inc *	20,117	$135
HollyFrontier Corp	18,963	639
Phillips 66	51,428	3,850
Talos Energy Inc *	2,899	41
Teekay Tankers Ltd, Cl A *	3,535	58
W&T Offshore Inc *	12,577	33
World Fuel Services Corp	4,053	115
WPX Energy Inc *	7,476	70
		17,598
Financials — 14.2%
Aflac Inc	25,398	1,088
AGNC Investment Corp ‡	45,056	768
Alleghany Corp *	1,161	780
Allstate Corp/The	15,971	1,681
Ally Financial Inc	19,573	491
American International Group Inc	23,030	971
Apollo Commercial Real Estate Finance Inc	9,726	158
Arch Capital Group Ltd *	32,943	1,332
Artisan Partners Asset Management Inc, Cl A	17,182	491
Associated Banc-Corp	41,915	710
Axis Capital Holdings Ltd	20,696	1,161
B. Riley Financial Inc	1,722	41
Bancorp Inc/The *	7,390	90
Bank of America Corp	6,649	190
Bank of New York Mellon Corp/The	36,840	1,470
Bridge Bancorp Inc	4,913	135
Cannae Holdings Inc *	9,723	363
Capital One Financial Corp	68,623	6,057
Capitol Federal Financial Inc	10,879	133
CBTX Inc	2,575	64
Cincinnati Financial Corp	10,332	963
CIT Group Inc	25,442	1,010
Citigroup Inc	174,141	11,051
Civista Bancshares Inc	195	4
Cohen & Steers Inc	9,419	590
Columbia Financial Inc *	7,518	117
Cowen Inc, Cl A	2,773	41
Customers Bancorp Inc *	7,780	158
Diamond Hill Investment Group Inc *	859	109
Encore Capital Group Inc *	1,264	47
Enova International Inc *	4,729	91
Equitable Holdings Inc	53,548	1,146
Everest Re Group Ltd	3,184	789
Exantas Capital Corp ‡	4,348	50
FactSet Research Systems Inc	3,120	830
Federated Hermes Inc, Cl B	37,605	1,085
FGL Holdings	50,120	573
Fidelity National Financial Inc	30,137	1,168
Fifth Third Bancorp	194,039	4,735
Financial Institutions Inc	1,638	44
First Hawaiian Inc	19,006	455

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Internet Bancorp	25	$1
Flagstar Bancorp Inc	9,492	303
Flushing Financial Corp	7,412	135
Hanover Insurance Group Inc/The	3,280	389
Hartford Financial Services Group Inc/The	19,309	964
HomeStreet Inc	8,231	223
JPMorgan Chase & Co	29,233	3,394
Kearny Financial Corp/MD	7,123	78
Kemper Corp	1,838	126
Legg Mason Inc	33,568	1,672
LendingClub Corp *	4,285	47
Loews Corp	21,758	993
LPL Financial Holdings Inc	11,676	928
Meridian Bancorp Inc	4,166	69
Meta Financial Group Inc	1,416	46
MetLife Inc	124,073	5,300
Metropolitan Bank Holding Corp *	2,889	123
MFA Financial Inc ‡	101,688	735
MGIC Investment Corp	30,494	367
Mr Cooper Group Inc *	10,987	141
Navient Corp	28,162	316
New York Community Bancorp Inc	131,538	1,422
NMI Holdings Inc, Cl A *	8,211	192
OneMain Holdings Inc, Cl A	9,367	344
Opus Bank	3,150	75
PennyMac Financial Services Inc	3,572	126
PennyMac Mortgage Investment Trust ‡	8,571	177
Preferred Bank/Los Angeles CA	1,995	102
Principal Financial Group Inc	76,015	3,374
Progressive Corp/The	6,985	511
Prudential Financial Inc	48,978	3,695
QCR Holdings Inc	2,121	81
Radian Group Inc	29,170	620
Reinsurance Group of America Inc, Cl A	6,326	772
RenaissanceRe Holdings Ltd	3,694	629
S&P Global Inc	9,651	2,566
Signature Bank/New York NY	5,586	699
SLM Corp	61,134	634
Southern National Bancorp of Virginia Inc	3,368	48
State Street Corp	28,183	1,920
Synchrony Financial	177,704	5,171
T Rowe Price Group Inc	94,466	11,148
Third Point Reinsurance Ltd *	13,161	118
TPG RE Finance Trust Inc	4,078	78
Travelers Cos Inc/The	10,185	1,220
Unum Group	17,830	416
Voya Financial Inc	36,179	1,904
Waddell & Reed Financial Inc, Cl A	17,048	235
Washington Federal Inc	6,555	197
Wells Fargo & Co	133,473	5,452
White Mountains Insurance Group Ltd	269	266

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WR Berkley Corp	11,914	$800
		104,572
Health Care — 15.0%
AbbVie Inc	9,324	799
Accuray Inc *	13,076	39
Agilent Technologies Inc	17,271	1,331
Alexion Pharmaceuticals Inc *	7,602	715
Align Technology Inc *	2,385	521
AmerisourceBergen Corp, Cl A	35,673	3,008
Amgen Inc	48,984	9,784
Antares Pharma Inc *	23,410	73
Baxter International Inc	123,551	10,313
BioDelivery Sciences International Inc *	12,096	59
Biogen Inc *	18,403	5,675
Bristol-Myers Squibb Co	134,379	7,936
Bruker Corp	14,491	631
Cardinal Health Inc	47,927	2,498
Centene Corp *	9,933	527
Cerner Corp	18,673	1,293
Chemed Corp	1,288	538
Corcept Therapeutics Inc *	4,201	53
DaVita Inc *	11,446	888
DENTSPLY SIRONA Inc	3,758	185
Edwards Lifesciences Corp *	444	91
Eli Lilly & Co	3,780	477
Exact Sciences Corp *	1,351	109
Gilead Sciences Inc	46,255	3,208
Haemonetics Corp *	840	91
IDEXX Laboratories Inc *	1,892	481
Incyte Corp *	8,716	657
Ironwood Pharmaceuticals Inc, Cl A *	16,591	200
Jazz Pharmaceuticals PLC *	17,531	2,009
Johnson & Johnson	57,419	7,722
Laboratory Corp of America Holdings *	7,324	1,287
MannKind Corp *	4,926	6
McKesson Corp	50,905	7,120
Medpace Holdings Inc *	3,953	355
Medtronic PLC	40,730	4,100
Merck & Co Inc	152,120	11,646
National HealthCare Corp	1,367	101
Novocure Ltd *	5,355	390
Penumbra Inc *	2,301	382
Pfizer Inc	180,608	6,036
STAAR Surgical Co *	3,050	96
Tactile Systems Technology Inc *	2,521	127
Triple-S Management Corp, Cl B *	2,842	43
UnitedHealth Group Inc	24,461	6,237
Vanda Pharmaceuticals Inc *	7,501	83
Varian Medical Systems Inc *	13,966	1,717
Veeva Systems Inc, Cl A *	17,548	2,491
Veracyte Inc *	2,027	50

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vertex Pharmaceuticals Inc *	11,383	$2,550
Waters Corp *	14,366	2,800
Zimmer Biomet Holdings Inc	2,069	282
Zoetis Inc, Cl A	3,533	471
		110,281
Industrials — 9.9%
3M Co	8,978	1,340
Aerojet Rocketdyne Holdings Inc *	18,245	899
Allison Transmission Holdings Inc, Cl A	3,294	134
ArcBest Corp	5,349	106
Arconic Inc	55,800	1,638
Arcosa Inc	3,271	140
Armstrong World Industries Inc	6,216	623
Atkore International Group Inc *	6,657	246
Barrett Business Services Inc	1,290	77
BMC Stock Holdings Inc *	27,324	670
Brady Corp, Cl A	19,212	909
Carlisle Cos Inc	18,071	2,626
CH Robinson Worldwide Inc	11,157	769
Cintas Corp	6,868	1,832
Copa Holdings SA, Cl A	780	65
Copart Inc *	15,247	1,288
Costamare Inc	7,078	46
CRA International Inc	1,092	51
CSW Industrials Inc	3,347	220
Cummins Inc	586	89
Deluxe Corp	9,803	326
EMCOR Group Inc	14,604	1,123
Emerson Electric Co	10,580	678
Ennis Inc	6,170	124
Enphase Energy Inc *	9,976	488
Expeditors International of Washington Inc	66,996	4,718
FTI Consulting Inc *	6,351	715
Generac Holdings Inc *	8,632	889
GMS Inc *	4,606	105
Graco Inc	12,916	637
Great Lakes Dredge & Dock Corp *	24,866	241
HEICO Corp	2,692	290
HEICO Corp, Cl A	4,038	357
Herman Miller Inc	22,889	784
Honeywell International Inc	36,203	5,871
Hubbell Inc, Cl B	4,504	600
IDEX Corp	5,697	843
IHS Markit Ltd	18,546	1,321
Illinois Tool Works Inc	9,374	1,573
Johnson Controls International PLC	42,598	1,558
Kaman Corp	2,290	127
Kimball International Inc, Cl B	14,917	241
Kratos Defense & Security Solutions Inc *	6,143	100
L3Harris Technologies Inc	7,848	1,552
Landstar System Inc	10,070	1,017

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lennox International Inc	1,207	$275
Lockheed Martin Corp	4,580	1,694
ManpowerGroup Inc	15,405	1,170
MasTec Inc *	4,858	238
Northwest Pipe Co *	1,394	44
PACCAR Inc	106,639	7,134
Powell Industries Inc	1,283	43
Raytheon Co	18,233	3,438
Republic Services Inc, Cl A	17,669	1,595
Robert Half International Inc	30,460	1,535
Rockwell Automation Inc	5,082	933
Simpson Manufacturing Co Inc	13,789	1,095
Snap-on Inc	4,174	604
Southwest Airlines Co	60,532	2,796
Spartan Motors Inc	4,851	72
SPX Corp *	6,301	264
Steelcase Inc, Cl A	35,929	583
Tennant Co	2,596	186
Thomson Reuters Corp	6,964	519
Toro Co/The	7,697	550
TransUnion	7,728	687
TrueBlue Inc *	5,076	76
UniFirst Corp/MA	5,535	1,028
United Airlines Holdings Inc *	21,978	1,354
United Technologies Corp	22,369	2,921
Vectrus Inc *	2,968	155
Waste Management Inc	14,071	1,559
WW Grainger Inc	987	274
		72,868
Information Technology — 25.5%
Acacia Communications Inc *	3,933	269
Accenture PLC, Cl A	37,014	6,684
Agilysys Inc *	2,982	96
Amdocs Ltd	16,765	1,069
Amkor Technology Inc *	7,351	77
Amphenol Corp, Cl A	11,423	1,047
Apple Inc	80,708	22,062
Applied Materials Inc	9,801	570
Aspen Technology Inc *	4,306	459
Automatic Data Processing Inc	7,671	1,187
Avnet Inc	25,598	785
Benchmark Electronics Inc	7,897	215
Booz Allen Hamilton Holding Corp, Cl A	11,295	805
Cadence Design Systems Inc *	22,366	1,479
Cardtronics PLC *	5,293	192
ChannelAdvisor Corp *	3,858	37
Ciena Corp *	22,282	857
Cirrus Logic Inc *	3,907	268
Cisco Systems Inc	226,149	9,030
Citrix Systems Inc	43,971	4,546
Cognizant Technology Solutions Corp, Cl A	102,935	6,272

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CSG Systems International Inc	8,787	$389
Dell Technologies Inc, Cl C *	16,465	666
Diebold Nixdorf Inc *	7,157	50
Digi International Inc *	4,011	53
Digital Turbine Inc *	11,209	69
Dolby Laboratories Inc, Cl A	16,148	1,061
EVERTEC Inc	8,632	256
Fortinet Inc *	19,279	1,968
Genpact Ltd	15,491	596
GoDaddy Inc, Cl A *	5,859	410
Harmonic Inc *	10,301	63
Hewlett Packard Enterprise Co	65,023	832
HP Inc	328,100	6,821
Intel Corp	198,883	11,042
International Business Machines Corp	35,445	4,613
Intuit Inc	34,776	9,245
Itron Inc *	4,922	373
Jabil Inc	42,043	1,348
Jack Henry & Associates Inc	5,623	853
Keysight Technologies Inc *	17,620	1,670
KLA Corp	3,281	504
Lam Research Corp	20,541	6,027
Lattice Semiconductor Corp *	16,318	293
Leidos Holdings Inc	13,538	1,390
Mastercard Inc, Cl A	9,481	2,752
MAXIMUS Inc	2,648	167
Micron Technology Inc *	22,330	1,174
Microsoft Corp	212,876	34,488
Motorola Solutions Inc	8,242	1,366
National Instruments Corp	2,578	104
NetApp Inc	63,079	2,947
NIC Inc	12,495	228
OneSpan Inc *	4,749	78
Oracle Corp	213,571	10,563
OSI Systems Inc *	2,377	193
PayPal Holdings Inc *	26,420	2,853
PC Connection Inc	954	39
Perficient Inc *	4,599	188
Qorvo Inc *	16,822	1,692
QUALCOMM Inc	2,860	224
SPS Commerce Inc *	4,795	252
Sykes Enterprises Inc *	8,005	254
Tech Data Corp *	9,220	1,313
Teradyne Inc	26,952	1,584
Texas Instruments Inc	6,069	693
TTEC Holdings Inc	2,068	77
Universal Display Corp	4,746	754
VeriSign Inc *	14,983	2,843
Viavi Solutions Inc *	32,971	435
Visa Inc, Cl A	33,487	6,087
VMware Inc, Cl A *	4,788	577
Western Union Co/The	150,213	3,363

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xerox Holdings Corp	69,548	$2,239
Zebra Technologies Corp, Cl A *	1,029	217
		188,342
Materials — 2.0%
Air Products & Chemicals Inc	4,610	1,012
Avery Dennison Corp	6,528	747
Axalta Coating Systems Ltd *	29,695	740
Ball Corp	14,433	1,017
Boise Cascade Co	2,268	81
Commercial Metals Co	16,990	310
Domtar Corp	15,327	441
Ecolab Inc	6,411	1,157
FMC Corp	420	39
Graphic Packaging Holding Co	24,362	329
Innospec Inc	3,491	302
Koppers Holdings Inc *	2,711	59
Linde PLC	11,835	2,261
NewMarket Corp	1,192	463
Nucor Corp	38,902	1,609
PQ Group Holdings Inc *	3,127	42
Reliance Steel & Aluminum Co	26,586	2,720
Scotts Miracle-Gro Co/The, Cl A	2,017	214
Sensient Technologies Corp	3,513	173
Silgan Holdings Inc	6,437	184
Sonoco Products Co	7,207	347
Stepan Co	5,428	477
Warrior Met Coal Inc	10,388	184
WR Grace & Co	2,163	122
		15,030
Real Estate — 3.1%
American Campus Communities Inc ‡	10,627	462
American Homes 4 Rent, Cl A ‡	9,744	252
Brandywine Realty Trust ‡	17,595	239
CBRE Group Inc, Cl A *	2,385	134
CorEnergy Infrastructure Trust Inc ‡	3,200	112
Duke Realty Corp ‡	12,495	406
EastGroup Properties Inc ‡	4,347	547
Equity Commonwealth *‡	25,006	787
Essential Properties Realty Trust Inc ‡	5,130	118
First Industrial Realty Trust Inc ‡	2,968	114
Four Corners Property Trust Inc ‡	5,779	166
Healthcare Trust of America Inc, Cl A ‡	5,779	180
Innovative Industrial Properties Inc, Cl A ‡	735	68
Investors Real Estate Trust ‡	1,680	118
Invitation Homes Inc ‡	77,516	2,224
Lexington Realty Trust, Cl B ‡	32,993	342
Medical Properties Trust Inc ‡	97,605	2,062
Mid-America Apartment Communities Inc ‡	2,148	278
New Senior Investment Group Inc ‡	12,138	74
Newmark Group Inc, Cl A	20,665	197

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paramount Group Inc ‡	49,696	$604
Piedmont Office Realty Trust Inc, Cl A ‡	14,917	322
Prologis Inc ‡	63,626	5,362
Public Storage ‡	391	82
Realty Income Corp ‡	1,836	133
RMR Group Inc/The, Cl A	2,341	87
Safehold Inc ‡	1,416	77
SBA Communications Corp, Cl A ‡	178	47
SL Green Realty Corp ‡	1,953	153
Spirit Realty Capital Inc ‡	41,635	1,894
STORE Capital Corp ‡	34,545	1,135
Ventas Inc ‡	12,263	659
VEREIT Inc ‡	284,102	2,460
Weingarten Realty Investors ‡	511	14
Welltower Inc ‡	11,417	854
Weyerhaeuser Co ‡	7,810	203
		22,966
Utilities — 1.0%
AES Corp/VA	44,502	744
Exelon Corp	128,766	5,551
Portland General Electric Co	18,556	1,010
Vistra Energy Corp	11,192	215
		7,520
Total Common Stock
(Cost $681,630) ($ Thousands)		725,431

	Number of Rights
RIGHTS — 0.0%
Celgene Corp ‡‡	6,103	20
Total Rights
(Cost $13) ($ Thousands)		20

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	4,799,358	4,799
Total Cash Equivalent
(Cost $4,799) ($ Thousands)		4,799

Total Investments in Securities — 99.1%
(Cost $686,442) ($ Thousands)		$730,250

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Equity Factor Allocation Fund (Concluded)

A list of open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	35	Mar-2020	$5,483	$5,164	$(319)

Percentages are based on Net Assets of $736,985 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.

Cl — Class
Ltd — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	725,431	–	–	725,431
Rights	20	–	–	20
Cash Equivalent	4,799	–	–	4,799
Total Investments in Securities	730,250	–	–	730,250

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(319)	–	–	(319)
Total Other Financial Instruments	(319)	–	–	(319)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$24,467	$185,389	$(205,057)	$—	$—	$4,799	4,799,358	$74	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.6%
Communication Services — 8.2%
AT&T Inc	525,800	$18,519
BCE Inc	57,600	2,530
Cable One Inc	4,781	7,521
China Mobile Ltd ADR	87,300	3,476
Cinemark Holdings Inc	160,587	4,169
Cogeco Communications Inc	13,400	1,060
Comcast Corp, Cl A	348,700	14,098
Emerald Holding Inc	26,260	180
EverQuote Inc, Cl A *	4,899	199
Fluent Inc *	20,119	47
Hemisphere Media Group Inc, Cl A *	839	10
IAC/InterActiveCorp *	9,438	1,925
John Wiley & Sons Inc, Cl A	9,754	363
Liberty Latin America Ltd, Cl A *	6,038	91
Madison Square Garden Co/The, Cl A *	17,997	4,820
National CineMedia Inc	11,719	90
Nippon Telegraph & Telephone Corp ADR	173,800	4,046
Omnicom Group Inc	116,901	8,099
SK Telecom Co Ltd ADR	172,800	3,319
Tribune Publishing Co	2,874	33
Verizon Communications Inc	459,600	24,892
		99,487
Consumer Discretionary — 7.8%
1-800-Flowers.com Inc, Cl A *	2,064	37
Aaron's Inc	7,645	301
Adtalem Global Education Inc *	2,776	86
Amazon.com Inc *	137	258
AutoZone Inc *	12,200	12,597
Bright Horizons Family Solutions Inc *	26,047	4,093
Brinker International Inc	99,200	3,407
Callaway Golf Co	6,379	108
Canadian Tire Corp Ltd, Cl A	51,400	5,054
Cavco Industries Inc *	299	60
Cheesecake Factory Inc/The	16,304	581
Churchill Downs Inc	4,567	574
Chuy's Holdings Inc *	2,344	50
Collectors Universe Inc	2,069	48
Cracker Barrel Old Country Store Inc	5,390	773
Del Taco Restaurants Inc *	13,375	86
DR Horton Inc	59,900	3,191
Everi Holdings Inc *	11,949	124
Ford Motor Co	642,400	4,471
frontdoor Inc *	62,437	2,647
Graham Holdings Co, Cl B	2,803	1,410
Grand Canyon Education Inc *	16,826	1,358
J Alexander's Holdings Inc *	5,941	49
Kohl's Corp	74,400	2,913
Lululemon Athletica Inc *	17,324	3,767
NIKE Inc, Cl B	9,671	864
Planet Fitness Inc, Cl A *	17,791	1,201

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ross Stores Inc	49,682	$5,404
Ruth's Hospitality Group Inc	8,575	164
Six Flags Entertainment Corp	20,451	517
Skyline Champion Corp *	21,231	541
Strategic Education Inc	1,060	156
Target Corp	212,600	21,898
Texas Roadhouse Inc, Cl A	3,588	202
TJX Cos Inc/The	80,758	4,829
Toyota Motor Corp ADR	48,000	6,276
Ulta Beauty Inc *	13,431	3,453
Wingstop Inc	5,263	444
		93,992
Consumer Staples — 12.5%
Altria Group Inc	330,556	13,345
Calavo Growers Inc	6,242	452
Campbell Soup Co	46,400	2,094
Clorox Co/The	19,443	3,100
Coca-Cola Co/The	92,700	4,959
Colgate-Palmolive Co	4,678	316
Costco Wholesale Corp	17,047	4,793
Flowers Foods Inc	147,737	3,181
Freshpet Inc *	5,305	353
General Mills Inc	161,047	7,891
Hershey Co/The	44,393	6,392
Ingredion Inc	46,100	3,840
J&J Snack Foods Corp	3,105	499
JM Smucker Co/The	157,780	16,250
Kellogg Co	92,200	5,575
Kimberly-Clark Corp	57,500	7,543
Kraft Heinz Co/The	67,800	1,679
Kroger Co/The	418,000	11,758
Lamb Weston Holdings Inc	66,221	5,754
Lancaster Colony Corp	5,388	778
Landec Corp *	496	5
MGP Ingredients Inc	10,906	314
PepsiCo Inc	44,227	5,839
Performance Food Group Co *	16,083	682
Simply Good Foods Co/The *	2,845	63
Sysco Corp	117,067	7,802
Tootsie Roll Industries Inc	7,168	230
Tyson Foods Inc, Cl A	223,401	15,153
Universal Corp/VA	6,396	316
Walgreens Boots Alliance Inc	85,300	3,903
Walmart Inc	147,100	15,840
		150,699
Energy — 1.5%
Baker Hughes Co, Cl A	37,090	597
Cactus Inc, Cl A	9,166	250
ConocoPhillips	78,100	3,782
Dorian LPG Ltd *	20,510	228

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NACCO Industries Inc, Cl A	1,599	$66
Par Pacific Holdings Inc *	19,028	316
Phillips 66	97,000	7,261
Valero Energy Corp	82,400	5,459
		17,959
Financials — 15.6%
Aflac Inc	322,800	13,832
AG Mortgage Investment Trust Inc ‡	1,368	20
Allstate Corp/The	189,100	19,903
American Financial Group Inc/OH	140,001	12,939
American National Insurance Co	13,130	1,291
Annaly Capital Management Inc ‡	1,122,200	9,943
Apollo Commercial Real Estate Finance Inc	50,851	824
Arch Capital Group Ltd *	80,646	3,261
Ares Commercial Real Estate Corp	11,694	178
ARMOUR Residential Inc ‡	13,413	242
Assurant Inc	17,903	2,159
Assured Guaranty Ltd	99,900	4,077
Athene Holding Ltd, Cl A *	16,565	683
B. Riley Financial Inc	4,019	95
Bank of NT Butterfield & Son Ltd/The	18,842	521
BCB Bancorp Inc	4,929	56
Berkshire Hathaway Inc, Cl B *	91,200	18,818
Blackstone Mortgage Trust Inc, Cl A ‡	21,410	772
Canadian Imperial Bank of Commerce	79,400	6,043
Cannae Holdings Inc *	9,319	347
Capitol Federal Financial Inc	21,608	264
Cboe Global Markets Inc	53,524	6,102
Century Bancorp Inc/MA, Cl A	148	11
Civista Bancshares Inc	3,060	59
CME Group Inc, Cl A	38,919	7,738
CNA Financial Corp	72,000	2,994
Community Bankers Trust Corp	12,396	101
Community Financial Corp/The	121	4
Crawford & Co, Cl A	4,403	33
Employers Holdings Inc	1,991	77
Esquire Financial Holdings *	920	21
Exantas Capital Corp ‡	19,856	228
FBL Financial Group Inc, Cl A	1,362	65
Fifth Third Bancorp	2,378	58
First Business Financial Services Inc	1,975	47
Focus Financial Partners Inc, Cl A *	11,071	301
Granite Point Mortgage Trust Inc	31,596	519
Hanover Insurance Group Inc/The	12,035	1,427
HarborOne Bancorp Inc *	16,683	167
Hartford Financial Services Group Inc/The	104,800	5,235
Horace Mann Educators Corp	18,817	732
Houlihan Lokey Inc, Cl A	7,822	401
Invesco Mortgage Capital Inc	101,000	1,624
Investar Holding Corp	568	12
Janus Henderson Group PLC	87,719	1,860

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase & Co	57,600	$6,688
Kinsale Capital Group Inc	7,729	939
KKR Real Estate Finance Trust Inc	5,178	102
Loblaw Cos Ltd	76,100	3,770
Macatawa Bank Corp	1,014	10
MarketAxess Holdings Inc	10,746	3,485
Mercury General Corp	6,254	271
Metrocity Bankshares	2,244	32
MFA Financial Inc ‡	1,224,999	8,857
MGIC Investment Corp	31,827	383
Morningstar Inc	9,883	1,452
MVB Financial	2,367	42
National Bank of Canada	73,600	3,825
National General Holdings Corp	35,756	696
Nicolet Bankshares Inc *	4,126	274
NMI Holdings Inc, Cl A *	18,423	430
Northeast Bank	11,774	210
Orrstown Financial Services Inc	6,273	112
Parke Bancorp Inc	2,100	39
PCSB Financial Corp	13,753	252
Peoples Bancorp of North Carolina Inc	429	11
PNC Financial Services Group Inc/The	9,902	1,252
Popular Inc	16,234	779
Ready Capital Corp	17,951	260
Reinsurance Group of America Inc, Cl A	28,600	3,490
Riverview Bancorp Inc	3,807	25
Safety Insurance Group Inc	5,732	451
SmartFinancial Inc	212	4
Southern National Bancorp of Virginia Inc	3,898	55
Starwood Property Trust Inc ‡	348,401	7,727
Stewart Information Services Corp	16,862	610
Stock Yards Bancorp Inc	1,481	52
TFS Financial Corp	6,993	143
Third Point Reinsurance Ltd *	42,364	378
Timberland Bancorp Inc/WA	6,874	160
TPG RE Finance Trust Inc	34,251	658
United Security Bancshares/Fresno CA	569	5
Unity Bancorp Inc	3,935	67
Univest Financial Corp	2,214	52
US Bancorp	158,300	7,351
Virtu Financial Inc, Cl A	30,054	565
Wells Fargo & Co	138,100	5,641
WR Berkley Corp	13,889	932
		188,621
Health Care — 9.7%
AbbVie Inc	71,100	6,094
Amgen Inc	32,700	6,531
Amphastar Pharmaceuticals Inc *	2,245	34
Anika Therapeutics Inc *	8,320	347
Anthem Inc	1,020	262
Arvinas Inc *	698	33

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bio-Rad Laboratories Inc, Cl A *	9,786	$3,445
Bristol-Myers Squibb Co	171,700	10,141
Chemed Corp	5,356	2,237
Computer Programs & Systems Inc	2,392	64
Cross Country Healthcare Inc *	2,950	28
Cutera Inc *	3,728	92
CVS Health Corp	111,130	6,577
Enzo Biochem Inc *	20,418	43
Gilead Sciences Inc	92,001	6,381
Haemonetics Corp *	4,913	532
HCA Healthcare Inc	37,200	4,725
Johnson & Johnson	168,400	22,646
Joint Corp/The *	15,236	226
Kodiak Sciences Inc *	449	29
Laboratory Corp of America Holdings *	8,480	1,490
LeMaitre Vascular Inc	15,123	431
Merck & Co Inc	281,400	21,544
Meridian Bioscience Inc	13,370	107
Myriad Genetics Inc *	3,838	68
Patterson Cos Inc	6,796	162
Pfizer Inc	428,400	14,317
Phibro Animal Health Corp, Cl A	18,518	468
Recro Pharma Inc *	23,978	344
SeaSpine Holdings Corp *	16,608	235
Tivity Health Inc *	1,366	17
Universal Health Services Inc, Cl B	38,900	4,813
US Physical Therapy Inc	1,378	144
Vanda Pharmaceuticals Inc *	14,254	157
West Pharmaceutical Services Inc	18,015	2,712
		117,476
Industrials — 9.4%
Allison Transmission Holdings Inc, Cl A	179,500	7,288
BWX Technologies Inc	58,928	3,232
Carlisle Cos Inc	15,034	2,184
CoStar Group Inc *	3,262	2,178
Crane Co	19,057	1,295
Cummins Inc	33,700	5,099
Curtiss-Wright Corp	28,511	3,420
Eaton Corp PLC	43,900	3,983
Forrester Research Inc	2,078	75
General Dynamics Corp	7	1
HEICO Corp, Cl A	19,240	1,699
Heidrick & Struggles International Inc	2,040	45
Honeywell International Inc	13,005	2,109
Huntington Ingalls Industries Inc	38,084	7,827
Insperity Inc	4,801	323
Lawson Products Inc/DE *	998	40
Lockheed Martin Corp	13,443	4,972
Northrop Grumman Corp	19,991	6,574
Omega Flex Inc	280	22
Raytheon Co	43,500	8,202

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Republic Services Inc, Cl A	178,805	$16,139
SkyWest Inc	515	23
Snap-on Inc	34,600	5,008
SP Plus Corp *	727	27
Spartan Motors Inc	15,197	224
Toro Co/The	56,493	4,035
TransUnion	41,859	3,722
United Technologies Corp	59,100	7,718
Vectrus Inc *	5,007	261
Waste Management Inc	140,553	15,575
		113,300
Information Technology — 13.7%
Agilysys Inc *	5,187	167
Amdocs Ltd	394,991	25,181
Apple Inc	27,800	7,599
Booz Allen Hamilton Holding Corp, Cl A	54,090	3,856
CACI International Inc, Cl A *	21,400	5,243
Canon Inc ADR	94,900	2,387
CDK Global Inc	50,214	2,311
CDW Corp/DE	24,601	2,810
Cisco Systems Inc	371,300	14,826
CSG Systems International Inc	115,832	5,125
Digital Turbine Inc *	68,053	417
Dolby Laboratories Inc, Cl A	3,011	198
F5 Networks Inc *	35,300	4,234
FLIR Systems Inc	28,064	1,192
Genpact Ltd	126,454	4,863
Hackett Group Inc/The	4,984	77
Intel Corp	435,600	24,185
International Business Machines Corp	89,200	11,609
Jack Henry & Associates Inc	3,312	502
ManTech International Corp/VA, Cl A	7,769	582
Motorola Solutions Inc	37,114	6,149
MTS Systems Corp	3,567	143
National Instruments Corp	99,522	4,009
Oracle Corp	411,100	20,333
Paychex Inc	80,870	6,266
Perspecta Inc	2,150	54
PRGX Global Inc *	3,016	11
Progress Software Corp	13,778	514
QAD Inc, Cl A	1,686	83
Science Applications International Corp	8,377	671
SPS Commerce Inc *	3,248	171
Western Union Co/The	430,200	9,632
		165,400
Materials — 2.4%
AptarGroup Inc	31,573	3,191
Ardagh Group SA, Cl A	11,076	194
Avery Dennison Corp	8,170	935
Ball Corp	8,821	622

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coeur Mining Inc *	28,718	$119
Eastman Chemical Co	22,990	1,414
Ecolab Inc	34,195	6,171
Gold Resource Corp	79,087	318
Hawkins Inc	2,052	73
Materion Corp	4,518	205
NewMarket Corp	697	271
Reliance Steel & Aluminum Co	20,834	2,131
Royal Gold Inc	31,413	3,030
Sealed Air Corp	95,500	2,895
Silgan Holdings Inc	106,000	3,035
Sonoco Products Co	96,386	4,647
Valvoline Inc	1,645	32
		29,283
Real Estate — 4.7%
Apple Hospitality Inc ‡	304,001	3,973
Brandywine Realty Trust ‡	270,500	3,673
BRT Apartments ‡	576	9
Gaming and Leisure Properties Inc ‡	235,875	10,537
Global Medical Inc ‡	8,853	124
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	9,055	307
Iron Mountain Inc ‡	110,700	3,366
Maui Land & Pineapple Co Inc *	1,950	22
National Health Investors Inc ‡	53,702	4,389
NexPoint Residential Trust Inc ‡	1,396	62
Omega Healthcare Investors Inc ‡	140,100	5,548
Piedmont Office Realty Trust Inc, Cl A ‡	253,289	5,469
PS Business Parks Inc ‡	5,971	887
Retail Properties of America Inc, Cl A ‡	248,400	2,601
Retail Value Inc ‡	3,506	97
Rexford Industrial Realty Inc ‡	10,983	514
St Joe Co/The *	68	1
Terreno Realty Corp ‡	18,578	1,019
Universal Health Realty Income Trust ‡	440	47
VEREIT Inc ‡	914,100	7,916
VICI Properties Inc ‡	248,988	6,240
		56,801
Utilities — 9.1%
ALLETE Inc	8,574	591
American Electric Power Co Inc	105,038	9,376
American States Water Co	3,177	243
Artesian Resources Corp, Cl A	401	14
Atlantic Power Corp *	66,836	152
Avista Corp	12,213	576
Chesapeake Utilities Corp	4,658	398
CMS Energy Corp	92,263	5,574
Consolidated Edison Inc	81,945	6,459
Dominion Energy Inc	15,385	1,203
DTE Energy Co	107,366	11,990

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edison International	118,100	$7,935
Entergy Corp	137,900	16,122
Exelon Corp	426,200	18,373
FirstEnergy Corp	98,200	4,373
Global Water Resources	706	8
Hawaiian Electric Industries Inc	71,664	3,070
IDACORP Inc	8,567	828
MGE Energy Inc	11,012	786
NextEra Energy Inc	27,704	7,002
Northwest Natural Holding Co	16,425	1,080
NorthWestern Corp	10,130	713
ONE Gas Inc	7,933	652
Pinnacle West Capital Corp	80,600	7,213
PNM Resources Inc	12,663	596
Portland General Electric Co	52,192	2,840
Southwest Gas Holdings Inc	5,383	348
Spire Inc	10,622	797
Unitil Corp	13,129	740
		110,052
Total Common Stock
(Cost $1,001,035) ($ Thousands)		1,143,070

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	55,937,245	55,937
Total Cash Equivalent
(Cost $55,937) ($ Thousands)		55,937

Total Investments in Securities — 99.2%
(Cost $1,056,972) ($ Thousands)		$1,199,007

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

U.S. Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
S&P 500 Index E-MINI	273	Mar-2020	$43,816	$40,283	$(3,533)

Percentages are based on Net Assets of $1,208,165 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
Ltd — Limited
PLC — Public Limited Company
S&P — Standard & Poors

As of February 29, 2020, all of the Fund’s investments and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$9,926	$351,614	$(305,603)	$—	$—	$55,937	55,937,245	$449	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%
Australia — 2.2%
AGL Energy Ltd	605,003	$7,432
Alkane Resources Ltd *	116,713	58
Alumina Ltd	157,101	195
Aurizon Holdings Ltd	654,778	2,029
Boral Ltd	690,402	1,995
Castile Resources Pty Ltd *	24,677	3
Chorus Ltd	33,872	141
CIMIC Group Ltd	31,814	484
Coca-Cola Amatil Ltd	879,721	6,356
Cochlear Ltd	38,443	5,117
Coles Group Ltd	58,839	536
Computershare Ltd	409,243	4,007
Crown Resorts Ltd	154,973	1,013
Dacian Gold Ltd *	30,706	28
Evolution Mining Ltd	22,178	56
Flight Centre Travel Group Ltd	5,190	108
Gold Road Resources Ltd *	601,975	563
Harvey Norman Holdings Ltd	322,446	768
Mirvac Group ‡	2,693,100	5,230
Newcrest Mining Ltd	502,843	8,234
Northern Star Resources Ltd	41,849	360
Orica Ltd	2	–
Regis Resources Ltd	416,968	1,068
Rio Tinto Ltd	49,537	2,762
Stockland ‡	2,056,500	6,196
Tabcorp Holdings Ltd	482,383	1,177
Telstra Corp Ltd	804,697	1,775
West African Resources Ltd *	357,471	127
Westgold Resources Ltd *	154,637	203
Woolworths Group Ltd	7,288	181
		58,202
Austria — 0.1%
Agrana Beteiligungs AG	7,360	142
Erste Group Bank AG	9,449	322
Flughafen Wien AG	4,508	150
Oberbank AG	175	18
Telekom Austria AG, Cl A	38,558	289
Verbund AG, Cl A	29,405	1,385
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,271	200
		2,506
Belgium — 0.5%
Ageas	204,493	9,426
Colruyt SA	44,027	2,028
Proximus SADP	37,879	930
Telenet Group Holding NV	2,252	85
		12,469
Bermuda — 0.1%
Arch Capital Group Ltd *	51,979	2,101

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canada — 5.6%
Air Canada, Cl B *	49,000	$1,250
Algonquin Power & Utilities Corp	56,500	859
Argonaut Gold Inc *	164,500	158
Atco Ltd/Canada, Cl I	68,951	2,572
B2Gold Corp	382,472	1,527
Bank of Montreal	189,793	12,896
Bank of Nova Scotia/The	106,000	5,545
Barrick Gold Corp	127,800	2,437
BCE Inc	77,100	3,386
Canadian Tire Corp Ltd, Cl A	84,300	8,289
Canadian Utilities Ltd, Cl A	150,988	4,468
Centerra Gold Inc *	353,500	2,233
CGI Inc, Cl A *	56,700	3,984
Constellation Software Inc/Canada	4,927	5,019
Dundee Precious Metals Inc	169,400	663
Emera Inc	59,800	2,520
Empire Co Ltd, Cl A	45,257	1,011
Fairfax Financial Holdings Ltd	9,900	4,264
First Capital Real Estate Investment Trust ‡	20,800	310
George Weston Ltd	32,513	2,448
Gran Colombia Gold Corp *	18,400	78
Great-West Lifeco Inc	140,800	3,311
Guyana Goldfields Inc *	45,200	13
H&R Real Estate Investment Trust ‡	69,694	1,008
Hydro One Ltd	100,600	2,019
Intact Financial Corp	11,000	1,192
Kinross Gold Corp *	647,000	3,253
Kirkland Lake Gold Ltd	13,137	424
Loblaw Cos Ltd	194,800	9,650
Lululemon Athletica Inc *	791	172
Metro Inc/CN, Cl A	21,200	826
National Bank of Canada	172,600	8,971
OceanaGold Corp	438,503	640
Osisko Gold Royalties Ltd	215,182	1,768
Parkland Fuel Corp	26,900	846
Power Corp of Canada	343,770	7,598
Quebecor Inc, Cl B	67,800	1,584
RioCan Real Estate Investment Trust ‡	94,473	1,764
Rogers Communications Inc, Cl B	74,696	3,423
Roxgold Inc *	257,974	165
Royal Bank of Canada	69,900	5,198
SEMAFO Inc *	476,066	943
SmartCentres Real Estate Investment Trust ‡	8,900	191
SSR Mining Inc *	149,476	2,338
Stantec Inc	25,800	771
TELUS Corp	315,800	11,396
Teranga Gold Corp *	88,344	455
Torex Gold Resources Inc *	127,986	1,695
Toronto-Dominion Bank/The	168,700	8,677
Wesdome Gold Mines Ltd *	60,114	383

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yamana Gold Inc	147,729	$576
		147,167
Denmark — 0.3%
Carlsberg A/S, Cl B	68,222	8,907
Jeudan A/S	264	52
Schouw & Co A/S	1,433	107
		9,066
Finland — 0.3%
Aspo Oyj	27	–
Elisa Oyj, Cl A	56,547	3,221
Kesko Oyj, Cl B	4,904	331
Olvi Oyj, Cl A	1,167	47
Orion Oyj, Cl B	46,662	1,845
Sampo Oyj, Cl A	35,779	1,454
		6,898
France — 2.2%
Boiron SA	56	2
Cie des Alpes	1,545	39
Engie SA	857,083	14,173
Eutelsat Communications SA	146,492	1,976
Fountaine Pajot SA	345	35
Peugeot SA	8,237	159
Sanofi	182,400	16,870
SCOR SE	33,338	1,193
SEB SA	11,901	1,565
SES SA, Cl A	41,861	478
Societe BIC SA	53,400	3,222
TOTAL SA	244,300	10,502
Veolia Environnement SA	298,913	8,533
		58,747
Germany — 1.6%
adidas AG	5,714	1,580
Allianz SE	24,800	5,323
Bayerische Motoren Werke AG	45,600	2,964
Deutsche Telekom AG	549,797	8,920
Fraport AG Frankfurt Airport Services Worldwide	60,300	3,783
Hannover Rueck SE	5,310	943
McKesson Europe AG	1,563	45
METRO AG	219,448	2,539
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	53,085	13,481
MVV Energie AG	1,870	58
RHOEN-KLINIKUM AG	14,691	290
Talanx AG	60,400	2,676
Wuestenrot & Wuerttembergische AG	13,451	253
		42,855
Hong Kong — 1.8%
ASM Pacific Technology Ltd	19,500	230
Chevalier International Holdings Ltd	14,000	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chinney Investments Ltd	88,000	$24
CK Hutchison Holdings Ltd	764,000	6,597
CK Infrastructure Holdings Ltd	792,425	5,400
CLP Holdings Ltd	991,191	10,388
Fountain SET Holdings Ltd	386,000	58
Hang Seng Bank Ltd	76,711	1,591
HK Electric Investments & HK Electric Investments Ltd	1,795,021	1,805
HKT Trust & HKT Ltd	4,444,686	6,626
Kerry Properties Ltd	195,500	553
Langham Hospitality Investments and Langham Hospitality Investments Ltd	450,500	103
Link REIT ‡	144,938	1,338
MTR Corp Ltd	435,843	2,433
Paliburg Holdings Ltd	104,000	33
PCCW Ltd	1,987,542	1,194
Power Assets Holdings Ltd	308,587	2,197
Regal Hotels International Holdings Ltd	98,000	44
Sun Hung Kai Properties Ltd	239,000	3,364
Sunlight Real Estate Investment Trust ‡	4,943	3
Vitasoy International Holdings Ltd	48,000	173
Wing Tai Properties	18,000	11
Yue Yuen Industrial Holdings Ltd	990,500	2,376
		46,561
Ireland — 0.0%
Jazz Pharmaceuticals PLC *	5,354	613
Kerry Group PLC, Cl A	1,650	209
		822
Israel — 1.5%
Adgar Investment and Development Ltd	26,376	59
Airport City Ltd *	23,457	445
Alony Hetz Properties & Investments Ltd	109,573	1,798
Amot Investments Ltd	136,573	1,026
Bank Hapoalim BM	246,356	1,907
Bank Leumi Le-Israel BM	1,570,281	10,110
Bayside Land Corp	1,541	1,268
Big Shopping Centers Ltd	5,549	601
Brack Capital Properties NV *	782	75
Carasso Motors Ltd	5,183	21
Check Point Software Technologies Ltd *	21,456	2,227
Dor Alon Energy in Israel 1988 Ltd *	1,067	23
Elbit Systems Ltd	4,072	604
Freshmarket Ltd	9,465	22
Gazit-Globe Ltd	49,676	574
Industrial Buildings Corp Ltd *	33,276	95
Israel Discount Bank Ltd, Cl A	279,234	1,162
Isras Investment Co Ltd	323	74
Malam - Team Ltd	731	140
Mediterranean Towers Ltd	82,120	242
Mizrahi Tefahot Bank Ltd	519,081	13,329
Neto ME Holdings Ltd	1,148	62

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nice Ltd *	3,421	$544
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	13,597	758
Shufersal Ltd	230,781	1,441
Strauss Group Ltd	34,839	1,045
Summit Real Estate Holdings Ltd	19,350	309
		39,961
Italy — 1.4%
A2A SpA	1,020,552	1,772
ACEA SpA	4,161	87
Assicurazioni Generali SpA	528,129	9,411
Enel SpA	2,169,324	18,148
Hera SpA	692,174	2,952
Intesa Sanpaolo SpA	679,591	1,641
Iren SpA	885,046	2,724
Orsero SpA	7,800	52
		36,787
Japan — 10.1%
ABC-Mart Inc	34,600	1,944
Aeon Hokkaido Corp	18,800	133
Ahjikan Co Ltd	5,308	35
Alpen Co Ltd	15,100	221
Anabuki Kosan Inc	1,600	21
Aozora Bank Ltd	113,000	2,794
Araya Industrial Co Ltd	3,800	44
Astellas Pharma Inc	792,200	12,374
Atsugi Co Ltd	21,950	140
Biofermin Pharmaceutical Co Ltd	1,300	27
Can Do Co Ltd	20,916	295
Canon Inc	194,100	4,891
C'BON COSMETICS Co Ltd	3,200	62
Choushimaru Co Ltd	14,500	139
Chubu Electric Power Co Inc	84,700	1,095
Chugoku Electric Power Co Inc/The	164,508	2,188
Chukyo Bank Ltd/The	371	7
Create Medic Co Ltd	3,300	33
Daiohs Corp	2,700	29
Daiwa Office Investment Corp ‡	51	393
DCM Holdings Co Ltd	125,300	1,135
DyDo Group Holdings Inc	16,496	537
Earth Corp	1,300	67
Ebara Foods Industry Inc	1,700	31
EDION Corp	4,100	34
ESTELLE Holdings Co Ltd	6,000	34
Fast Retailing Co Ltd	5,400	2,673
Frontier Real Estate Investment Corp ‡	179	667
FUJIFILM Holdings Corp	177,000	8,569
Fujitsu Ltd	28,300	2,943
Fujiya Co Ltd	9,400	167
Fukuoka REIT Corp ‡	160	249
Hakudo Co Ltd	2,100	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hankyu Hanshin REIT Inc ‡	297	$439
Hitachi Ltd	525	17
Industrial & Infrastructure Fund Investment Corp ‡	424	667
ITOCHU Corp	440,400	10,018
Itochu-Shokuhin Co Ltd	953	39
Itoham Yonekyu Holdings Inc	8,000	43
Japan Airlines Co Ltd	217,500	5,335
Japan Excellent Inc ‡	361	603
Japan Logistics Fund Inc ‡	295	734
Japan Post Bank Co Ltd	236,500	2,083
Japan Post Holdings Co Ltd	888,400	7,693
Japan Rental Housing Investments Inc ‡	593	537
Japan Retail Fund Investment Corp, Cl A ‡	420	799
Japan Tobacco Inc	592,300	11,553
Japan Wool Textile Co Ltd/The	8,100	67
J-Oil Mills Inc	700	26
JXTG Holdings	1,100,600	4,464
Kakaku.com Inc	128,400	2,725
Kakiyasu Honten Co Ltd	7,053	167
Kato Sangyo Co Ltd	16,200	446
KDDI Corp	821,200	23,198
Keiyo Co Ltd	14,748	64
Kenedix Retail REIT Corp ‡	286	635
KFC Holdings Japan Ltd	15,463	332
King Jim Co Ltd	7,400	51
Kohnan Shoji Co Ltd	162,554	3,263
Kuraray Co Ltd	165,400	1,696
Kyokuyo Co Ltd	12,700	305
KYORIN Holdings Inc	24,100	481
Kyushu Electric Power Co Inc	115,900	832
Kyushu Railway Co	73,400	2,191
Marubeni Corp	160,300	1,049
McDonald's Holdings Co Japan Ltd	15,100	632
Medipal Holdings Corp	78,800	1,413
Ministop Co Ltd	6,400	85
Mitsui & Co Ltd	82,700	1,359
Miyoshi Oil & Fat Co Ltd	10,700	98
Mizuho Financial Group Inc	10,695,600	14,446
Mochida Pharmaceutical Co Ltd	14,000	490
Mori Hills REIT Investment Corp ‡	145	228
Mori Trust Sogo Reit Inc ‡	572	973
Morozoff Ltd	700	30
MS&AD Insurance Group Holdings Inc	61,400	1,965
Natori Co Ltd	1,800	26
Nintendo Co Ltd	2,600	880
Nippon Beet Sugar Manufacturing Co Ltd	3,000	48
Nippon Flour Mills Co Ltd	204,642	3,021
Nippon Kanzai Co Ltd	5,894	97
Nippon Telegraph & Telephone Corp	1,162,600	27,120
Nisshin Oillio Group Ltd/The	2,249	69
Nissui Pharmaceutical Co Ltd	8,900	108

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NJS Co Ltd	3,200	$49
NTT DOCOMO Inc	482,742	13,028
Ohsho Food Service Corp	6,895	363
Okinawa Cellular Telephone Co	3,311	119
Okinawa Electric Power Co Inc/The	37,050	628
Ooedo Onsen Reit Investment Corp ‡	112	82
Ootoya Holdings Co Ltd	1,900	34
Oracle Corp Japan	34,354	2,635
OUG Holdings Inc	3,500	76
Premier Investment Corp ‡	376	515
Ricoh Co Ltd	570,300	5,253
Sankyo Co Ltd	18,300	595
Secom Co Ltd	22,900	1,798
Sekisui Chemical Co Ltd	254,100	3,702
Sekisui House Ltd	35,500	687
Senko Group Holdings Co Ltd	429,100	3,116
Seven & i Holdings Co Ltd	13,700	460
SG Holdings Co Ltd	79,300	1,553
Shimamura Co Ltd	9,200	609
Showa Sangyo Co Ltd	5,000	135
SKY Perfect JSAT Holdings Inc	387,500	1,659
Softbank Corp	1,063,600	13,881
Sony Financial Holdings Inc	19,300	381
SRS Holdings Co Ltd	18,741	158
Star Asia Investment Corp ‡	315	294
Starts Proceed Investment Corp ‡	176	319
Sumitomo Mitsui Financial Group Inc	156,000	5,030
Sundrug Co Ltd	1,700	53
Takihyo Co Ltd	2,800	37
Teijin Ltd	327,300	5,333
Ten Allied Co Ltd *	6,400	21
Toho Holdings Co Ltd	20,900	391
Tohoku Electric Power Co Inc	101,900	880
Tokyo Electric Power Co Holdings Inc *	547,300	2,038
Tokyu Recreation Co Ltd	800	33
Tosei Reit Investment Corp ‡	122	136
Toyo Suisan Kaisha Ltd	23,600	917
Toyota Motor Corp	163,300	10,696
Tsukada Global Holdings Inc	6,700	28
Tsuruha Holdings Inc	9,700	1,120
Unicafe Inc	9,700	74
Vital KSK Holdings Inc	32,600	302
WDI Corp	1,600	22
Welcia Holdings Co Ltd	16,100	952
Wowow Inc	3,276	73
XYMAX REIT Investment Corp ‡	161	180
Yamada Denki Co Ltd	248,100	1,188
Yamaguchi Financial Group Inc	365,000	1,919
Zaoh Co Ltd	2,000	25
ZOZO Inc	120,400	1,686
		264,898

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Netherlands — 0.7%
Koninklijke Ahold Delhaize NV	532,800	$12,389
NN Group NV	137,300	4,647
Signify NV	78,500	2,307
		19,343
New Zealand — 0.9%
a2 Milk Co Ltd *	29,561	298
Air New Zealand Ltd	153,989	216
Argosy Property Ltd ‡	410,444	358
Arvida Group Ltd	13,141	14
Auckland International Airport Ltd	240,698	1,170
Chorus Ltd	49,675	206
Contact Energy Ltd	568,467	2,364
EBOS Group Ltd	14,634	211
Fisher & Paykel Healthcare Corp Ltd	363,625	5,792
Fletcher Building Ltd	348,004	1,120
Genesis Energy Ltd	465,814	880
Goodman Property Trust ‡	929,151	1,333
Infratil Ltd	25,128	80
Investore Property Ltd ‡	188	–
Kiwi Property Group Ltd ‡	1,122,926	1,008
Mainfreight Ltd	22,003	512
Mercury NZ Ltd	642,604	1,903
Property for Industry Ltd ‡	114,564	177
Restaurant Brands New Zealand Ltd	56,211	418
Ryman Healthcare Ltd	66,697	629
Sanford Ltd/NZ	8,999	40
Spark New Zealand Ltd	1,571,045	4,411
Stride Property Group	152,747	213
Trustpower Ltd	12,723	50
Vital Healthcare Property Trust ‡	18,286	32
		23,435
Norway — 0.7%
Mowi ASA	122,950	2,571
Orkla ASA	1,095,767	9,166
Sparebanken More	209	7
Telenor ASA	434,824	6,924
		18,668
Portugal — 0.0%
Novabase SGPS SA	8,381	28
REN - Redes Energeticas Nacionais SGPS SA	264,138	731
		759
Singapore — 1.8%
Ascendas Real Estate Investment Trust ‡	215,577	473
CapitaLand Mall Trust ‡	2,377,079	3,883
ComfortDelGro Corp Ltd	634,219	887
Dairy Farm International Holdings Ltd	8,800	43
DBS Group Holdings Ltd	623,900	10,804
Frasers Hospitality Trust ‡	76,500	36
IREIT Global ‡	97,300	54

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jardine Matheson Holdings Ltd	16,600	$898
Oversea-Chinese Banking Corp Ltd	704,300	5,340
SATS Ltd	284,200	819
Sheng Siong Group Ltd	1,166,733	1,037
Singapore Airlines Ltd	12,500	72
Singapore Exchange Ltd	424,300	2,567
Singapore Technologies Engineering Ltd	310,900	934
Singapore Telecommunications Ltd	2,368,900	5,095
SPH REIT ‡	1,052,886	762
Suntec Real Estate Investment Trust ‡	912,122	1,112
United Overseas Bank Ltd	616,700	10,892
Venture Corp Ltd	174,800	2,059
Wilmar International Ltd	122,400	348
		48,115
Spain — 0.8%
Bankinter SA	2	–
Ebro Foods SA	65,800	1,238
Endesa SA	340,317	8,700
Iberdrola SA	867,050	9,854
		19,792
Sweden — 0.7%
Akelius Residential Property AB, Cl D *	49,535	90
Axfood AB	251,027	4,645
Cibus Nordic Real Estate AB	8,180	121
Husqvarna AB, Cl B	144,477	960
ICA Gruppen AB	239,885	8,913
Swedish Match AB	51,619	2,990
		17,719
Switzerland — 4.5%
Allreal Holding AG	11,443	2,439
Baloise Holding AG	10,542	1,692
Barry Callebaut AG	572	1,175
Basellandschaftliche Kantonalbank	74	71
BKW AG	9,657	828
Chocoladefabriken Lindt & Spruengli AG	411	4,140
Crealogix Holding AG	301	34
Helvetia Holding AG	36,500	4,846
Intershop Holding AG	291	195
Investis Holding SA	813	71
Mobimo Holding AG	967	289
Nestle SA	61,899	6,334
Novartis AG	105,552	8,905
Novavest Real Estate AG *	1,207	58
Orior AG	1,841	170
PSP Swiss Property AG	22,765	3,359
Roche Holding AG	121,074	38,822
Sonova Holding AG	15,640	3,716
Swiss Life Holding AG	22,737	10,353
Swiss Prime Site AG	14,652	1,759
Swiss Re AG	60,500	5,730

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swisscom AG	20,029	$10,650
TX Group AG	1,293	127
Zurich Insurance Group AG	30,514	11,757
		117,520
United Kingdom — 4.2%
3i Group PLC	396,800	5,162
AEW UK REIT PLC ‡	71,930	83
Amino Technologies PLC	28,544	47
Auto Trader Group PLC	172,099	1,145
BAE Systems PLC	1,526,300	11,919
BP PLC	1,196,500	6,160
Britvic PLC	461,416	5,046
BT Group PLC, Cl A	2,303,600	4,156
Coca-Cola European Partners PLC	179,867	9,166
Coca-Cola HBC AG	2,236	71
Custodian Reit PLC ‡	16,785	23
Diageo PLC	193,957	6,864
Direct Line Insurance Group PLC	835,717	3,303
Empiric Student Property PLC ‡	125,219	148
GCP Student Living PLC ‡	193,931	469
GlaxoSmithKline PLC	968,800	19,282
Imperial Brands PLC	537,445	10,797
Kingfisher PLC	1,136,600	2,756
National Grid PLC	552,454	6,947
Next PLC	4,152	324
Pan African Resources PLC	144,024	23
ScS Group PLC	12,552	35
Secure Income REIT Plc ‡	18,333	99
Standard Life Aberdeen PLC	24,326	86
Standard Life Investment Property Income Trust Ltd ‡	158,723	178
Tate & Lyle PLC	1,014,848	9,118
Unilever PLC	11,262	602
Wm Morrison Supermarkets PLC	2,412,500	5,295
		109,304
United States — 55.5%
Communication Services — 5.2%
AT&T Inc	1,163,467	40,977
ATN International Inc	4,525	244
BCE Inc	228,183	10,115
Comcast Corp, Cl A	734,265	29,686
Discovery Inc, Cl A *	14,891	383
Discovery Inc, Cl C *	60,240	1,512
Gannett Co Inc	4,913	21
GCI Liberty Inc *	14,751	1,019
Interpublic Group of Cos Inc/The	64,345	1,374
John Wiley & Sons Inc, Cl A	47,026	1,749
Liberty Media Corp-Liberty Braves, Cl C *	13,061	339
Marcus Corp/The	15,386	411
MSG Networks Inc *	19,645	248
News Corp, Cl A	245,218	2,961

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Omnicom Group Inc	88,629	$6,140
Reading International Inc, Cl A *	2,200	18
Scholastic Corp	46,193	1,482
Telephone & Data Systems Inc	54,176	1,091
Verizon Communications Inc	674,630	36,538
		136,308
Consumer Discretionary — 5.2%
Acushnet Holdings Corp	41,388	1,053
American Public Education Inc *	1,875	42
America's Car-Mart Inc/TX *	4,410	453
AutoZone Inc *	9,999	10,324
Brinker International Inc	37,600	1,292
Carriage Services Inc, Cl A	1,940	41
Churchill Downs Inc	12,568	1,579
Columbia Sportswear Co	56,201	4,569
Darden Restaurants Inc	112,324	10,952
Deckers Outdoor Corp *	11,726	2,038
Denny's Corp *	3,959	69
Dick's Sporting Goods Inc	6,628	241
Dollar General Corp	17,337	2,606
Domino's Pizza Inc	1,928	654
DR Horton Inc	101,300	5,396
eBay Inc	5,270	183
Ford Motor Co	403,300	2,807
General Motors Co	153,400	4,679
Genuine Parts Co	45,461	3,966
Graham Holdings Co, Cl B	2,139	1,076
H&R Block Inc	28,333	586
Haverty Furniture Cos Inc	8,342	140
Home Depot Inc/The	40,858	8,901
Johnson Outdoors Inc, Cl A	2,723	170
K12 Inc *	24,137	480
Kohl's Corp	47,300	1,852
LKQ Corp *	40,495	1,198
McDonald's Corp	22,664	4,401
Murphy USA Inc *	439	43
NIKE Inc, Cl B	43,467	3,885
NVR Inc *	657	2,409
Perdoceo Education Corp *	21,574	322
PulteGroup Inc	203,800	8,193
Ross Stores Inc	8,665	943
Sally Beauty Holdings Inc *	235,100	2,925
Service Corp International/US	79,778	3,813
Target Corp	315,768	32,524
TJX Cos Inc/The	91,267	5,458
Ulta Beauty Inc *	15,403	3,960
VF Corp	7,958	573
Wolverine World Wide Inc	3,682	97

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yum! Brands Inc	256	$23
		136,916
Consumer Staples — 7.9%
Altria Group Inc	321,200	12,967
Archer-Daniels-Midland Co	36,457	1,373
Campbell Soup Co	9,872	445
Casey's General Stores Inc	5,940	968
Church & Dwight Co Inc	38,555	2,680
Coca-Cola Co/The	252,586	13,511
Colgate-Palmolive Co	95,306	6,440
Costco Wholesale Corp	32,348	9,094
Darling Ingredients Inc *	3,558	91
Flowers Foods Inc	8,879	191
General Mills Inc	298,891	14,646
Herbalife Nutrition Ltd *	3,334	108
Hershey Co/The	53,845	7,753
Ingredion Inc	82,179	6,846
Inter Parfums Inc	5,210	313
J&J Snack Foods Corp	11,553	1,858
JM Smucker Co/The	131,614	13,555
John B Sanfilippo & Son Inc	10,011	703
Kellogg Co	163,200	9,869
Kimberly-Clark Corp	113,177	14,848
Kroger Co/The	457,600	12,872
Lancaster Colony Corp	9,258	1,337
McCormick & Co Inc/MD	11,544	1,688
Molson Coors Beverage Co, Cl B	118,300	5,869
PepsiCo Inc	66,473	8,776
Procter & Gamble Co/The	37,578	4,255
Sysco Corp	60,037	4,001
Tyson Foods Inc, Cl A	190,700	12,935
USANA Health Sciences Inc *	37,440	2,475
Walgreens Boots Alliance Inc	182,200	8,337
Walmart Inc	234,279	25,227
WD-40 Co	14,216	2,452
		208,483
Energy — 0.5%
Phillips 66	103,300	7,733
Valero Energy Corp	72,200	4,783
		12,516
Financials — 9.5%
1st Source Corp	3,670	154
Aflac Inc	197,364	8,457
AGNC Investment Corp ‡	211,466	3,603
Allstate Corp/The	202,200	21,282
American Financial Group Inc/OH	104,932	9,698
Annaly Capital Management Inc ‡	540,500	4,789
Apollo Commercial Real Estate Finance Inc ‡	38,359	621
Arbor Realty Trust Inc ‡	345,900	4,199
Ares Capital Corp	210,500	3,618

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ares Commercial Real Estate Corp ‡	25,710	$392
Associated Banc-Corp	58,924	998
BancFirst Corp	4,704	241
Bancorp Inc/The *	6,598	80
Bank of America Corp	136,830	3,900
Bank of Hawaii Corp	12,065	898
Bank of Marin Bancorp	926	35
BankFinancial Corp	18,693	212
Bankwell Financial Group Inc	909	26
Banner Corp	13,495	616
Baycom Corp *	3,168	68
Berkshire Hathaway Inc, Cl B *	124,621	25,714
BlackRock TCP Capital Corp	93,438	1,223
Blackstone Mortgage Trust Inc, Cl A ‡	3,435	124
BOK Financial Corp	8,934	647
Boston Private Financial Holdings Inc	5,839	57
Bridge Bancorp Inc	2,252	62
Bridgewater Bancshares Inc *	6,175	77
Brookline Bancorp Inc	18,922	262
Bryn Mawr Bank Corp	4,802	160
Camden National Corp	2,985	122
Capitol Federal Financial Inc	34,733	424
Capstead Mortgage Corp ‡	23,031	164
Carter Bank & Trust	4,661	79
Cathay General Bancorp	18,544	571
Cboe Global Markets Inc	23,244	2,650
CBTX Inc	4,594	115
Central Pacific Financial Corp	36,482	873
Chimera Investment Corp ‡	284,400	5,588
CIT Group Inc	30,550	1,213
CME Group Inc, Cl A	4,808	956
CNA Financial Corp	19,680	818
Columbia Banking System Inc	4,579	152
Columbia Financial Inc *	24,073	374
Commerce Bancshares Inc/MO	27,488	1,678
Community Trust Bancorp Inc	1,332	52
ConnectOne Bancorp Inc	14,413	303
CVB Financial Corp	14,884	276
Ellington Financial Inc ‡	3,738	62
Employers Holdings Inc	8,248	318
Enterprise Financial Services Corp	2,867	110
Everest Re Group Ltd	4,533	1,124
Farmers National Banc Corp	1,592	24
Fidus Investment Corp	16,832	222
Fifth Third Bancorp	63,709	1,554
Financial Institutions Inc	5,314	143
First Bancorp/Southern Pines NC	4,462	143
First Busey Corp	8,440	186
First Choice Bancorp	1,028	23
First Commonwealth Financial Corp	20,867	246
First Defiance Financial Corp	10,154	243
First Hawaiian Inc	21,742	521

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Interstate BancSystem Inc, Cl A	7,604	$259
First Merchants Corp	1,625	57
First of Long Island Corp/The	1,463	30
Flagstar Bancorp Inc	32,995	1,052
FNB Corp/PA	46,527	469
Fulton Financial Corp	7,446	108
German American Bancorp Inc	4,380	131
Glacier Bancorp Inc	3,150	117
Globe Life Inc	74,303	6,885
Granite Point Mortgage Trust Inc ‡	9,960	164
Great Southern Bancorp Inc	3,590	184
HarborOne Bancorp Inc *	47,653	476
Hartford Financial Services Group Inc/The	209,700	10,475
Hilltop Holdings Inc	21,042	438
HomeStreet Inc	1,919	52
HomeTrust Bancshares Inc	15,505	368
Hope Bancorp Inc	10,477	128
Independent Bank Corp/MI	24,528	480
Invesco Mortgage Capital Inc ‡	55,799	897
Investors Bancorp Inc	5,924	62
JPMorgan Chase & Co	118,431	13,751
Kearny Financial Corp/MD	50,693	553
KKR Real Estate Finance Trust Inc ‡	30,137	592
Lakeland Bancorp Inc	26,136	376
Lakeland Financial Corp	6,854	280
Lincoln National Corp	151,236	6,865
Loews Corp	61,541	2,808
Macatawa Bank Corp	2,501	24
Mercantile Bank Corp	3,028	87
Meridian Bancorp Inc	30,904	510
MetLife Inc	136,866	5,847
Metropolitan Bank Holding Corp *	644	28
MFA Financial Inc ‡	945,900	6,839
National Bank Holdings Corp, Cl A	11,821	362
National Western Life Group Inc, Cl A	150	36
NBT Bancorp Inc	2,347	79
Nelnet Inc, Cl A	712	38
New Mountain Finance Corp	1,132	14
Northfield Bancorp Inc	23,001	325
Northwest Bancshares Inc	123,928	1,721
Oaktree Strategic Income Corp	11,001	90
OceanFirst Financial Corp	3,449	70
Old National Bancorp/IN	19,090	301
Old Second Bancorp Inc	7,759	83
PCB Bancorp	1,470	20
PCSB Financial Corp	8,024	147
PennyMac Mortgage Investment Trust ‡	16,983	352
Peoples Bancorp Inc/OH	12,877	368
PNC Financial Services Group Inc/The	38,500	4,866
Preferred Bank/Los Angeles CA	3,789	194
Provident Financial Holdings Inc	9,453	187
Provident Financial Services Inc	40,232	804

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prudential Financial Inc	83,273	$6,283
QCR Holdings Inc	2,100	80
Radian Group Inc	57,979	1,231
Reinsurance Group of America Inc, Cl A	63,594	7,760
RenaissanceRe Holdings Ltd	33,725	5,747
Sandy Spring Bancorp Inc	3,440	106
Sierra Bancorp	899	21
Solar Capital Ltd	9,799	183
Solar Senior Capital Ltd	6,117	98
Southside Bancshares Inc	1,147	37
Starwood Property Trust Inc ‡	549,170	12,181
Stellus Capital Investment Corp	100	1
Stock Yards Bancorp Inc	5,059	177
TCG BDC Inc	225	3
Territorial Bancorp Inc	2,474	63
TPG RE Finance Trust Inc ‡	10,723	206
TPG Specialty Lending Inc	23,637	495
TriCo Bancshares	4,291	145
TrustCo Bank Corp NY	30,117	207
Trustmark Corp	44,240	1,190
Two Harbors Investment Corp ‡	222,800	3,019
UMB Financial Corp	3,331	194
Umpqua Holdings Corp	61,039	939
United Community Banks Inc/GA	15,757	390
Univest Financial Corp	10,754	252
US Bancorp	150,185	6,975
Voya Financial Inc	78,873	4,152
Washington Federal Inc	59,161	1,774
Washington Trust Bancorp Inc	2,184	94
Waterstone Financial Inc	67,367	1,120
Wells Fargo & Co	204,500	8,354
Westamerica Bancorporation	6,717	388
Western Asset Mortgage Capital Corp ‡	9,323	93
Zions Bancorp NA	26,439	1,056
		250,003
Health Care — 9.2%
Amgen Inc	72,300	14,440
AngioDynamics Inc *	3,451	40
Anika Therapeutics Inc *	1,132	47
Anthem Inc	28,108	7,226
Bristol-Myers Squibb Co	246,100	14,535
Cerner Corp	42,842	2,968
Chemed Corp	26,986	11,270
Computer Programs & Systems Inc	14,767	395
CONMED Corp	1,718	163
Danaher Corp	44,157	6,384
DENTSPLY SIRONA Inc	28,294	1,393
Encompass Health Corp	105,391	7,887
Gilead Sciences Inc	76,600	5,313
Hanger Inc *	11,780	272
HCA Healthcare Inc	135,654	17,229

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HealthStream Inc *	8,152	$198
Henry Schein Inc *	30,790	1,876
Hill-Rom Holdings Inc	8,257	793
Hologic Inc *	7,781	367
Humana Inc *	18,055	5,772
Integer Holdings Corp *	1,755	158
Johnson & Johnson	277,941	37,377
Laboratory Corp of America Holdings *	8,687	1,526
Masimo Corp *	16,179	2,643
Medtronic PLC	151,721	15,274
Merck & Co Inc	279,500	21,399
Mettler-Toledo International Inc *	3,455	2,424
National HealthCare Corp	17,703	1,314
NextGen Healthcare Inc *	1,109	14
NuVasive Inc *	7,958	524
Orthofix Medical Inc *	18,249	645
Pfizer Inc	709,270	23,704
Phibro Animal Health Corp, Cl A	15,960	403
Prestige Consumer Healthcare Inc *	49,788	1,860
Quest Diagnostics Inc	50,234	5,328
Select Medical Holdings Corp *	39,564	947
STERIS PLC	19,318	3,064
Taro Pharmaceutical Industries Ltd *	7,891	531
UnitedHealth Group Inc	2,011	513
Universal Health Services Inc, Cl B	158,441	19,605
US Physical Therapy Inc	1,888	197
Varian Medical Systems Inc *	13,708	1,686
West Pharmaceutical Services Inc	6,056	912
		240,616
Industrials — 3.8%
Allison Transmission Holdings Inc, Cl A	162,700	6,606
Brady Corp, Cl A	38,074	1,802
CBIZ Inc *	4,361	114
CECO Environmental Corp *	3,149	21
Cintas Corp	9,234	2,463
Copart Inc *	9,176	775
EMCOR Group Inc	8,317	640
Ennis Inc	26,011	523
Herman Miller Inc	35,937	1,230
HNI Corp	14,506	476
Huron Consulting Group Inc *	1,388	82
Kforce Inc	2,169	66
Knoll Inc	3,525	62
L3Harris Technologies Inc	14,069	2,782
Lockheed Martin Corp	22,645	8,376
McGrath RentCorp	10,172	706
Mobile Mini Inc	3,243	126
Northrop Grumman Corp	50,570	16,629
Raytheon Co	60,100	11,332
Regal Beloit Corp	4,891	380
Republic Services Inc, Cl A	177,640	16,034

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Resources Connection Inc	10,816	$136
Robert Half International Inc	2,767	139
Steelcase Inc, Cl A	38,604	626
Tetra Tech Inc	5,434	439
TrueBlue Inc *	33,877	504
UniFirst Corp/MA	431	80
United Technologies Corp	50,300	6,569
Waste Connections Inc	29,119	2,810
Waste Management Inc	153,669	17,028
		99,556
Information Technology — 7.8%
Accenture PLC, Cl A	3,920	708
ADTRAN Inc	20,602	166
Agilysys Inc *	3,072	99
Amdocs Ltd	378,497	24,129
Apple Inc	14,200	3,882
Benchmark Electronics Inc	3,467	94
Booz Allen Hamilton Holding Corp, Cl A	13,606	970
CACI International Inc, Cl A *	57,116	13,995
Calix Inc *	23,805	214
CDK Global Inc	80,700	3,714
Ciena Corp *	51,302	1,973
Cisco Systems Inc	536,551	21,424
Citrix Systems Inc	88,586	9,159
CommVault Systems Inc *	6,308	263
CSG Systems International Inc	65,098	2,881
DocuSign Inc, Cl A *	22,212	1,917
EchoStar Corp, Cl A *	27,649	965
F5 Networks Inc *	32,310	3,876
Genpact Ltd	67,352	2,590
Intel Corp	397,800	22,086
International Business Machines Corp	165,800	21,579
j2 Global Inc	4,447	388
Juniper Networks Inc	258,092	5,477
ManTech International Corp/VA, Cl A	2,321	174
MAXIMUS Inc	26,731	1,685
Microsoft Corp	56,650	9,178
MicroStrategy Inc, Cl A *	2,282	308
Model N Inc *	3,377	98
Motorola Solutions Inc	28,586	4,736
NetScout Systems Inc *	17,772	457
Oracle Corp	587,105	29,038
Paychex Inc	20,424	1,582
Progress Software Corp	32,445	1,210
Radware Ltd *	10,023	228
Ribbon Communications Inc *	6,144	20
ScanSource Inc *	6,117	174
SPS Commerce Inc *	11,312	595
Sykes Enterprises Inc *	95,054	3,011
Synopsys Inc *	5,200	717
Viavi Solutions Inc *	111,510	1,471

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Western Union Co/The	275,510	$6,169
		203,400
Materials — 1.0%
Kaiser Aluminum Corp	21,973	2,078
Materion Corp	38,447	1,743
Newmont Corp	184,779	8,247
Reliance Steel & Aluminum Co	62,551	6,398
Royal Gold Inc	36,557	3,527
Sealed Air Corp	166,000	5,031
Silgan Holdings Inc	2,328	67
		27,091
Real Estate — 1.4%
Brandywine Realty Trust ‡	425,400	5,777
Consolidated-Tomoka Land Co	625	36
Equity Commonwealth ‡	21,785	685
Gaming and Leisure Properties Inc ‡	170,900	7,634
Jones Lang LaSalle Inc	4,894	723
National Health Investors Inc ‡	80,800	6,604
Piedmont Office Realty Trust Inc, Cl A ‡	192,900	4,165
VEREIT Inc ‡	1,157,900	10,027
		35,651
Utilities — 4.0%
ALLETE Inc	8,102	559
Ameren Corp	852	67
Atlantica Yield plc	3,753	108
Avista Corp	28,592	1,348
Black Hills Corp	21,985	1,587
CenterPoint Energy Inc	256,047	5,894
Consolidated Edison Inc	19,741	1,556
Entergy Corp	123,800	14,473
Evergy Inc	65,886	4,306
Exelon Corp	608,060	26,213
FirstEnergy Corp	342,500	15,252
Hawaiian Electric Industries Inc	114,206	4,893
IDACORP Inc	19,844	1,918
MDU Resources Group Inc	119,156	3,304
National Fuel Gas Co	166,500	6,096
NextEra Energy Inc	8,129	2,055
NorthWestern Corp	49,002	3,447
Otter Tail Corp	3,124	152
Portland General Electric Co	72,577	3,949
Southern Co/The	106,254	6,413
Unitil Corp	8,105	457
		104,047
		1,454,587
Total Common Stock
(Cost $2,518,829) ($ Thousands)		2,558,282

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Cl F
1.430% **†	87,994,512	$87,995
Total Cash Equivalent
(Cost $87,995) ($ Thousands)		87,995

Total Investments — 100.9%
(Cost $2,606,824) ($ Thousands)		$2,646,277

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Euro STOXX 50	112	Mar-2020	$4,365	$4,077	$(285)
FTSE 100 Index	24	Mar-2020	2,177	2,001	(150)
Hang Seng Index	1	Apr-2020	169	168	(1)
S&P 500 Index E-MINI	141	Mar-2020	22,130	20,805	(1,324)
SPI 200 Index	9	Mar-2020	1,045	925	(84)
TOPIX Index	14	Mar-2020	2,139	1,946	(230)
			$32,025	$29,922	$(2,074)

A list of the open forwards contracts held by the Fund at February 29, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/30/20	USD	360	DKK	2,463	$3
Brown Brothers Harriman	03/30/20	USD	527	NOK	4,951	(4)
Brown Brothers Harriman	03/30/20	USD	513	SEK	4,989	2
Brown Brothers Harriman	03/30/20	USD	163	SEK	1,570	—
Brown Brothers Harriman	03/30/20	USD	727	NZD	1,150	(14)
Brown Brothers Harriman	03/30/20	USD	852	HKD	6,639	—
Brown Brothers Harriman	03/30/20	USD	717	HKD	5,587	—
Brown Brothers Harriman	03/30/20	USD	1,420	SGD	1,984	2
Brown Brothers Harriman	03/30/20	USD	226	SGD	315	—
Brown Brothers Harriman	03/30/20	USD	1,741	AUD	2,643	(36)
Brown Brothers Harriman	03/30/20	USD	3,165	GBP	2,439	(48)
Brown Brothers Harriman	03/30/20	USD	3,851	CAD	5,119	(37)
Brown Brothers Harriman	03/30/20	USD	4,258	CHF	4,144	35
Brown Brothers Harriman	03/30/20	USD	6,699	EUR	6,154	72
Brown Brothers Harriman	03/30/20	USD	2,144	EUR	1,948	(1)
Brown Brothers Harriman	03/30/20	USD	10,816	JPY	1,190,669	243
Brown Brothers Harriman	03/30/20	NZD	21,359	USD	13,557	311
Brown Brothers Harriman	03/30/20	DKK	35,695	USD	5,197	(63)
Brown Brothers Harriman	03/30/20	SGD	39,304	USD	28,094	(80)
Brown Brothers Harriman	03/30/20	GBP	47,477	USD	61,412	728
Brown Brothers Harriman	03/30/20	AUD	53,044	USD	35,117	900
Brown Brothers Harriman	03/30/20	CHF	62,017	USD	63,539	(701)
Brown Brothers Harriman	03/30/20	SEK	100,865	USD	10,378	(44)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/30/20	NOK	104,684	USD	11,216	$159
Brown Brothers Harriman	03/30/20	CAD	109,078	USD	82,210	940
Brown Brothers Harriman	03/30/20	EUR	117,197	USD	127,455	(1,506)
Brown Brothers Harriman	03/30/20	HKD	222,249	USD	28,507	(15)
Brown Brothers Harriman	03/30/20	JPY	16,420,381	USD	148,597	(3,918)
						$(3,072)

Percentages are based on a Net Assets of $2,622,686 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE— Financial Times Stock Exchange
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
Ltd. — Limited
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SGD — Singapore Dollar
SEK — Swedish Krona
SPI — Share Price Index
TOPIX — Tokyo Price Index
USD — United States Dollar

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,557,694	588	–	2,558,282
Cash Equivalent	87,995	–	–	87,995
Total Investments in Securities	2,645,689	588	–	2,646,277

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(2,074)	–	–	(2,074)
Forwards Contracts*
Unrealized Appreciation	–	3,395	–	3,395
Unrealized Depreciation	–	(6,467)	–	(6,467)
Total Other Financial Instruments	(2,074)	(3,072)	–	(5,146)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$30,361	$424,819	$(367,185)	$—	$—	$87,995	87,994,512	$846	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%
Argentina — 0.6%
MercadoLibre Inc *	75,624	$46,587
Australia — 4.2%
a2 Milk Co Ltd *(A)	5,031,725	49,849
Aristocrat Leisure Ltd	1,061,330	22,500
ASX Ltd	752,826	35,813
BGP Holdings *	239,898	–
BHP Group Ltd ADR (A)	233,388	10,108
BlueScope Steel Ltd	2,467,365	18,412
Cochlear Ltd	177,806	23,667
CSL Ltd	116,810	22,893
Evolution Mining Ltd	1,432,131	3,616
Fortescue Metals Group Ltd	2,513,549	15,816
IDP Education	68,937	944
Mineral Resources Ltd	75,576	801
Newcrest Mining Ltd	2,767,300	45,312
Northern Star Resources	1,142,940	9,844
Orica Ltd	367,860	4,675
Orora Ltd	861,272	1,511
OZ Minerals Ltd	3,374,764	19,363
Perseus Mining *	1,169,018	776
Qantas Airways Ltd	8,660,582	30,720
QBE Insurance Group Ltd	177,800	1,545
Regis Resources Ltd	517,516	1,326
Santos Ltd	1,372,390	6,023
Saracen Mineral Holdings Ltd *	639,163	1,564
South32 Ltd	6,799,838	9,617
		336,695
Austria — 0.5%
Erste Group Bank AG	689,614	23,462
Raiffeisen Bank International AG	81,545	1,667
Schoeller-Bleckmann Oilfield Equipment AG	158,463	6,441
voestalpine AG	500,172	10,831
		42,401
Belgium — 0.3%
Colruyt SA	17,504	806
KBC Group NV	140,054	9,227
Umicore SA	310,035	12,922
		22,955
Brazil — 1.9%
B3 SA - Brasil Bolsa Balcao	4,378,872	45,714
Banco Bradesco SA ADR	1,969,771	13,355
Banco do Brasil SA	1,495,506	15,361
Cogna Educacao	2,865,500	6,301
EDP - Energias do Brasil SA	234,596	1,045
Embraer SA *	1,288,300	4,829
IRB Brasil Resseguros S/A	1,177,325	8,590
Linx SA	5,476,642	37,886
Porto Seguro SA	102,688	1,361
TIM Participacoes SA	3,038,300	10,788

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TOTVS SA	244,600	$3,811
YDUQS Part	559,300	6,229
		155,270
Canada — 4.8%
Agnico Eagle Mines Ltd	114,080	5,413
Bank of Montreal	343,400	23,333
BRP Inc	150,205	6,158
Canadian Imperial Bank of Commerce	216,200	16,454
Cogeco Communications Inc	26,055	2,062
Constellation Software Inc/Canada	41,343	42,116
Empire Co Ltd, Cl A	376,100	8,403
Enghouse Systems Ltd	34,400	1,304
Fairfax Financial Holdings Ltd	53,398	23,001
First Quantum Minerals Ltd	330,550	2,443
Home Capital Group Inc, Cl B *	284,600	6,032
iA Financial Corp Inc	89,501	4,260
Lundin Mining Corp	2,140,900	10,925
Magna International Inc, Cl A	326,599	14,863
Manulife Financial Corp	1,608,700	27,036
Open Text Corp	149,738	6,269
Power Corp of Canada	111,581	2,466
Quebecor Inc, Cl B	782,820	18,288
Ritchie Bros Auctioneers Inc	283,863	11,269
Rogers Communications Inc, Cl B	939,185	43,050
Royal Bank of Canada	119,200	8,864
Stantec Inc	36,000	1,076
Sun Life Financial Inc	320,200	13,833
TC Energy Corp	139,900	7,291
Tencent Music Entertainment Group ADR *	1,230,932	14,931
TMX Group Ltd	555,316	46,213
Toronto-Dominion Bank/The	317,838	16,347
		383,700
Chile — 0.2%
Enel Americas SA ADR (A)	536,651	4,615
Enel Chile SA ADR	112,612	495
Sociedad Quimica y Minera de Chile SA ADR (A)	294,357	8,059
		13,169
China — 3.4%
Alibaba Group Holding Ltd ADR *	256,528	53,358
Baidu Inc ADR *	90,468	10,854
Bank of Communications Co Ltd, Cl H	4,065,000	2,587
BYD Co Ltd, Cl H (A)	2,057,500	12,363
China Coal Energy Co Ltd, Cl H	2,149,000	694
China Communications Services Corp Ltd, Cl H	3,178,000	2,452
China Everbright Bank, Cl H	5,482,000	2,197
China Life Insurance Co Ltd, Cl H	11,278,000	26,461
China Minsheng Banking, Cl H	760,025	509
China Mobile Ltd	1,011,500	7,956
China National Building Material Co Ltd, Cl H	3,026,000	3,471

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Oilfield Services Ltd, Cl H	2,246,000	$2,894
China Telecom Corp Ltd, Cl H	9,116,000	3,415
Fujian Sunner Development, Cl A	1,877,081	5,785
Great Wall Motor Co Ltd, Cl H	3,501,709	2,522
Hollysys Automation Technologies Ltd	736,061	11,144
JD.com Inc ADR *	249,838	9,621
Li Ning Co Ltd	305,000	807
Midea Group Co Ltd, Cl A	2,103,379	15,988
Momo Inc ADR	1,219,493	34,292
PICC Property & Casualty Co Ltd	14,224,000	14,613
Ping An Insurance Group Co of China Ltd, Cl H	2,564,000	28,428
Sinopharm Group Co Ltd, Cl H	3,984,800	12,235
Vipshop Holdings Ltd ADR *	575,549	7,384
		272,030
Colombia — 0.2%
Bancolombia SA ADR, Cl R	315,170	14,964
Czech Republic — 0.1%
Komercni banka as	216,545	6,613
Denmark — 2.3%
DSV PANALPINA A/S	212,979	21,350
Genmab A/S *	23,470	5,258
GN Store Nord A/S	213,078	11,752
H Lundbeck A/S	177,331	6,080
ISS	32,274	574
Novo Nordisk A/S, Cl B	403,149	23,446
Novozymes A/S, Cl B	387,396	19,524
Orsted A/S	437,872	44,828
Pandora A/S	129,052	5,777
Vestas Wind Systems A/S	471,750	45,566
		184,155
Finland — 0.6%
Kone Oyj, Cl B (A)	491,558	27,671
Neste Oyj	171,790	6,758
Orion Oyj, Cl B	226,267	8,947
Sanoma Oyj	79,034	892
		44,268
France — 5.4%
Airbus SE	154,004	18,329
Atos SE	27,127	2,013
AXA SA	1,075,895	24,862
BNP Paribas SA	235,717	11,399
Bollore SA	128,091	437
Capgemini SE	134,547	14,662
Cie de Saint-Gobain	444,686	15,514
Credit Agricole SA	131,288	1,567
Criteo SA ADR *	113,015	1,432
Danone SA	234,394	16,434
Edenred	835,927	43,402
Eurofins Scientific SE	34,672	17,343

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Euronext NV	553,048	$45,851
Faurecia SE	203,460	9,221
Ingenico Group SA	69,440	9,774
Ipsen SA	25,635	1,655
Legrand SA	196,600	14,928
L'Oreal SA	165,514	43,975
Orange SA	1,085,853	14,569
Peugeot SA	1,414,443	27,378
Safran SA	160,287	22,005
Societe Generale SA	457,248	12,833
Sodexo SA	154,902	14,782
Ubisoft Entertainment SA *	458,146	33,923
Vivendi SA	87,833	2,223
Worldline *	161,261	12,250
		432,761
Germany — 5.6%
Allianz SE	123,136	26,428
Aroundtown SA	1,736,686	14,946
BASF SE	76,796	4,503
Continental AG	177,895	19,920
Covestro AG	186,290	7,114
Deutsche Boerse AG	520,456	81,539
Deutsche Lufthansa AG	681,461	8,776
E.ON SE	1,111,440	12,800
Evonik Industries AG	320,350	7,921
Hannover Rueck SE	5,011	890
Infineon Technologies AG	988,296	20,475
Knorr-Bremse AG	252,202	25,593
Merck KGaA	164,238	19,700
METRO AG	301,319	3,487
MorphoSys AG *	129,080	13,716
MTU Aero Engines AG	99,424	24,333
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	33,946	8,621
Rheinmetall AG	25,737	2,337
SAP SE	752,273	92,670
Scout24 AG	536,578	35,022
Siemens AG	49,335	5,066
TAG Immobilien AG	28,561	690
Vonovia SE	251,842	13,485
		450,032
Greece — 0.1%
Hellenic Telecommunications Organization SA	690,180	9,716
Hong Kong — 5.0%
AIA Group Ltd	3,717,200	36,451
Anhui Conch Cement Co Ltd, Cl H	5,382,000	39,255
ANTA Sports Products Ltd	2,094,000	16,869
Chaoda Modern Agriculture Holdings Ltd *	52,790	1
China Aoyuan Group Ltd	4,679,046	6,686
China Lesso Group Holdings Ltd	2,815,000	4,209

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Resources Cement Holdings Ltd	1,896,000	$2,375
China Resources Gas Group Ltd	1,170,000	5,829
China Resources Pharmaceutical Group Ltd	6,047,000	5,268
CITIC Ltd	502,000	553
CNOOC Ltd	4,251,000	5,812
Country Garden Services Holdings Co Ltd	1,816,283	7,038
Dongyue Group Ltd	4,165,000	2,156
ENN Energy Holdings	782,000	8,631
Guangzhou Automobile Group Co Ltd, Cl H	5,336,000	5,916
Hong Kong Exchanges & Clearing Ltd	2,042,781	66,586
Hongkong Land Holdings Ltd	134,400	661
Industrial & Commercial Bank of China Ltd, Cl H	33,473,000	22,629
Kingboard Holdings Ltd	388,500	1,017
Kingboard Laminates Holdings Ltd	348,342	345
Lee & Man Paper Manufacturing Ltd	1,639,243	1,273
Logan Property Holdings Co Ltd	2,733,368	4,651
NetDragon Websoft Holdings Ltd	201,500	549
Nine Dragons Paper Holdings Ltd	3,536,000	4,214
PetroChina Co Ltd, Cl H	25,794,000	10,059
Ping An Healthcare and Technology Co Ltd*(A)	1,534,700	15,051
Poly Property Group Co Ltd	1,700,819	641
Powerlong Real Estate Holdings	886,000	553
Road King Infrastructure Ltd	311,064	528
Ronshine China Holdings	580,193	641
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	3,656,000	10,271
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	8,319,100	15,184
Shimao Property Holdings Ltd	734,000	2,606
Sun Hung Kai Properties Ltd	28,000	394
Swire Pacific Ltd, Cl A	146,000	1,308
Tencent Holdings Ltd	655,400	32,666
Tingyi Cayman Islands Holding Corp	524,000	954
Vinda International Holdings	617,000	1,589
WH Group Ltd	11,876,500	12,052
Wheelock & Co Ltd	129,000	984
Wuxi Biologics Cayman Inc *	1,367,500	20,031
Xinyi Glass Holdings Ltd	11,206,000	13,823
Yuexiu Property Co Ltd	5,429,954	1,101
Zhongsheng Group Holdings Ltd	402,561	1,523
Zoomlion Heavy Industry Science and Technology Co Ltd	8,393,524	6,974
		397,907
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	241,006	1,856
OTP Bank Nyrt	205,886	8,931
		10,787
India — 1.3%
HDFC Bank Ltd ADR	338,388	18,560

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Housing Development Finance Corp Ltd	1,004,927	$30,441
ICICI Bank Ltd ADR	1,700,942	23,592
IndusInd Bank	1,129,134	17,357
Tech Mahindra Ltd	1,064,024	10,978
		100,928
Ireland — 1.9%
Bank of Ireland Group PLC	1,912,907	7,094
CRH PLC	545,509	18,462
ICON PLC *	676,774	105,617
Ryanair Holdings PLC ADR *	330,853	23,716
		154,889
Israel — 1.9%
Bank Hapoalim BM	2,706,403	20,949
Bank Leumi Le-Israel BM	4,183,401	26,934
Check Point Software Technologies Ltd *	727,775	75,543
Israel Discount Bank Ltd, Cl A	2,258,904	9,398
Mizrahi Tefahot Bank Ltd	125,208	3,215
Nice Ltd *	20,658	3,286
Nice Ltd ADR *(A)	78,977	12,939
		152,264
Italy — 1.7%
A2A SpA	638,449	1,109
Assicurazioni Generali SpA	105,086	1,873
Banca Mediolanum SpA	45,609	371
Enel SpA	1,950,869	16,321
Eni SpA	859,358	10,624
Hera SpA	1,981,725	8,450
Intesa Sanpaolo SpA	9,836,632	23,751
Leonardo SpA	779,410	7,999
Mediobanca Banca di Credito Finanziario SpA	1,258,500	11,389
Moncler SpA	114,460	4,445
Prysmian SpA	1,346,848	31,910
Recordati SpA	228,585	9,756
Salini Impregilo SpA (A)	1,464,121	2,154
Saras SpA	1,530,139	1,803
UniCredit SpA	435,775	5,531
		137,486
Japan — 12.9%
Advantest Corp	48,500	2,172
Alps Alpine Co Ltd	382,000	5,636
Anritsu Corp	2,089,700	33,596
Asahi Group Holdings Ltd	117,800	4,507
Astellas Pharma Inc	429,200	6,704
Capcom Co Ltd	284,600	7,799
Casio Computer Co Ltd	44,000	753
Dai Nippon Printing Co Ltd	50,900	1,207
Daifuku Co Ltd	68,600	4,012
Dai-ichi Life Holdings Inc	50,500	679
Daikin Industries Ltd	28,900	3,897

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daito Trust Construction Co Ltd	128,800	$13,008
Daiwa House Industry Co Ltd	634,900	17,301
Daiwa Securities Group Inc	1,541,500	6,479
Denso Corp	858,700	33,537
FANUC Corp	214,700	35,125
FUJIFILM Holdings Corp	98,800	4,783
Fujitsu Ltd	251,200	26,125
Goldcrest Co Ltd	53,353	817
Haseko Corp	276,700	3,503
Hitachi Ltd	934,900	31,114
Japan Airlines Co Ltd	319,900	7,847
Japan Exchange Group Inc	1,808,800	29,907
Japan Post Holdings Co Ltd	76,900	666
JXTG Holdings Inc	2,389,200	9,691
Kao Corp	656,000	47,503
KDDI Corp	643,000	18,164
Kobayashi Pharmaceutical Co Ltd	550,639	39,782
Konami Holdings Corp	89,400	3,211
Medipal Holdings Corp	322,000	5,776
Mitsubishi UFJ Financial Group Inc	2,179,500	10,537
Mitsui & Co Ltd	1,434,255	23,562
Mixi Inc	219,600	3,450
Mizuho Financial Group Inc	1,676,000	2,264
Morinaga	96,000	3,725
MS&AD Insurance Group Holdings	17,300	554
Nichirei	123,900	3,076
Nidec Corp	166,000	19,371
Nihon Unisys Ltd	155,300	4,693
Nintendo Co Ltd	53,700	18,174
Nippon Telegraph & Telephone Corp	987,000	23,023
Nissan Tokyo Sales Holdings Co Ltd	86,600	184
Nisshin Oillio Group Ltd/The	43,800	1,338
NKSJ Holdings	48,000	1,767
Nomura Holdings Inc	78,000	343
NTT DOCOMO Inc	262,200	7,076
Olympus Corp	400,300	7,206
ORIX Corp	400,000	6,420
PALTAC CORPORATION	29,300	1,225
Panasonic Corp	599,100	5,653
PeptiDream Inc *	911,000	35,919
Rakuten Inc	5,203,792	42,975
Recruit Holdings Co Ltd	1,900,200	64,145
Resona Holdings Inc	360,800	1,361
Round One Corp	61,000	451
SBI Holdings Inc/Japan	2,087,704	41,149
SCREEN Holdings Co Ltd	108,800	5,382
Secom Co Ltd	340,900	26,761
Sekisui House	675,872	13,083
Shimano Inc	125,100	17,382
SMC Corp/Japan	55,500	21,750
Sony Corp	951,400	59,989
Sumitomo Mitsui Financial Group Inc	45,400	1,464

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sumitomo Mitsui Trust Holdings Inc	403,400	$13,659
Suzuken Co Ltd/Aichi Japan	81,790	2,655
Takeda Pharmaceutical Co Ltd	488,600	16,916
Terumo Corp	1,402,527	44,819
TIS Inc	286,400	16,679
Toho Holdings Co Ltd	98,000	1,832
Tokio Marine Holdings Inc	16,100	851
Tokyo Electric Power Co Holdings Inc *	2,099,200	7,817
Tokyo Electron Ltd	10,600	2,183
Toppan Printing Co Ltd	155,900	2,694
Toray Industries Inc	2,083,700	12,056
Tosoh Corp	630,700	8,485
Toyota Tsusho Corp	522,800	15,495
UT Group Co Ltd	232,100	4,542
Zenkoku Hosho Co Ltd	35,600	1,325
		1,032,761
Malaysia — 0.2%
CIMB Group Holdings Bhd	10,887,522	12,475
Hong Leong Financial Group Bhd	123,020	446
Tenaga Nasional Bhd	1,127,948	3,235
		16,156
Mexico — 0.5%
Alfa SAB de CV, Cl A	1,252,121	801
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	320,626	2,087
Grupo Financiero Banorte SAB de CV, Ser O, Cl O	6,146,545	33,415
Orbia Advance	548,278	1,073
Qualitas Controladora SAB de CV	227,007	969
		38,345
Netherlands — 5.0%
Aegon NV	180,799	607
AerCap Holdings NV *	217,030	11,303
Akzo Nobel	66,930	5,299
ASML Holding NV	97,232	26,530
ASR Nederland NV	283,755	9,409
EXOR NV	247,608	17,548
Heineken Holding NV	302,801	26,185
Heineken NV	204,780	20,287
IMCD NV	169,408	13,782
Koninklijke Ahold Delhaize NV	1,491,913	34,691
Koninklijke DSM NV	527,891	59,069
Koninklijke KPN NV	5,347,301	12,929
Koninklijke Philips NV	727,238	30,894
Koninklijke Vopak NV	135,340	6,423
NN Group NV	458,846	15,531
OCI NV *	621,983	10,356
Prosus NV *	101,496	7,091
Randstad NV	46,041	2,361
Royal Dutch Shell PLC, Cl A	1,131,901	24,399
Takeaway.com *	114,161	9,977

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Unilever NV	681,911	$35,673
VEON Ltd ADR	558,830	1,106
Wolters Kluwer NV	240,285	17,476
		398,926
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp Ltd	87,362	1,391
Norway — 0.8%
Austevoll Seafood ASA	11,614	102
DNB ASA	2,311,628	38,187
Equinor ASA ADR (A)	926,213	14,403
Norsk Hydro ASA	4,008,140	11,373
Orkla ASA	9,716	81
		64,146
Panama — 0.2%
Copa Holdings SA, Cl A (A)	175,957	14,629
Peru — 0.2%
Credicorp Ltd	75,062	13,606
Portugal — 0.3%
Banco Comercial Portugues SA, Cl R	60,971,332	10,950
EDP - Energias de Portugal SA	3,122,490	14,490
		25,440
Russia — 0.7%
Magnit PJSC GDR	624,533	6,801
MMC Norilsk Nickel PJSC ADR	528,134	15,965
Mobile TeleSystems PJSC ADR	1,166,050	11,311
Sberbank of Russia PJSC ADR	906,209	12,900
Tatneft PJSC ADR	132,470	7,897
		54,874
Saudi Arabia — 0.1%
Al Hassan Ghazi Ibrahim Shaker *	122,562	397
Aseer Trading Tourism & Manufacturing *	109,626	320
Dar Al Arkan Real Estate Development *	1,968,535	4,890
Mobile Telecommunications Co Saudi Arabia*	949,716	2,537
		8,144
Singapore — 0.8%
DBS Group Holdings Ltd	1,637,900	28,364
Jardine Cycle & Carriage Ltd	26,500	511
Keppel Corp Ltd	3,036,900	13,801
Singapore Exchange Ltd	1,523,600	9,220
United Overseas Bank Ltd	784,602	13,857
UOL Group Ltd	83,700	444
Venture Corp Ltd	70,900	835
		67,032
South Africa — 0.4%
Discovery Ltd	2,110,123	12,924
Investec PLC	365,384	1,827
Momentum Metropolitan Holdings	1,003,395	1,135

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Naspers Ltd, Cl N	101,496	$15,572
Telkom SA SOC Ltd	768,208	1,276
		32,734
South Korea — 3.8%
BNK Financial Group Inc	348,220	1,761
Daelim Industrial Co Ltd *	64,253	3,821
DGB Financial Group Inc	154,853	715
Doosan Infracore Co Ltd *	185,739	642
GS Engineering & Construction Corp	25,431	546
Hana Financial Group Inc	181,555	4,692
Hanwha Aerospace Co Ltd *	48,836	1,101
Hyundai Glovis Co Ltd	4,803	484
KB Financial Group Inc	169,440	5,433
Kia Motors Corp	510,764	15,162
KT	30,562	600
KT Corp ADR	718,938	6,938
LG Chem Ltd	73,930	22,367
LG Display Co Ltd	606,423	6,809
LG Electronics Inc	237,021	11,816
LG Uplus Corp	203,689	2,192
NAVER Corp	91,030	13,061
NHN Corp *	23,347	1,347
Samsung Electronics Co Ltd	2,865,811	126,771
Samsung Engineering Co Ltd *	89,835	1,041
Samsung Securities Co Ltd	74,149	2,024
SK Hynix Inc	980,655	69,921
SK Telecom Co Ltd	45,056	7,866
		307,110
Spain — 2.4%
Amadeus IT Group SA, Cl A	1,148,144	80,220
Bankinter SA	1,857,279	10,936
Grifols SA	338,740	10,790
Industria de Diseno Textil SA	575,257	17,861
Masmovil Ibercom SA *	906,042	17,937
Repsol SA	925,052	10,383
Siemens Gamesa Renewable Energy SA	2,771,585	44,443
		192,570
Sweden — 1.1%
Atlas Copco AB, Cl B	742,738	22,926
Betsson AB	277,327	1,397
Epiroc AB, Cl B	1,504,079	16,700
Essity AB, Cl B	52,219	1,550
Getinge AB, Cl B	63,749	1,059
Hennes & Mauritz AB, Cl B (A)	311,760	5,599
Hexagon, Cl B	202,841	10,774
ICA Gruppen AB	10,673	397
NCC, Cl B	34,072	593
Skanska AB, Cl B	322,629	6,962
Swedish Match AB	332,317	19,248
		87,205

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland — 5.8%
Adecco Group AG	31,001	$1,652
China Everbright Bank	17,612,200	9,524
Cie Financiere Richemont SA	195,457	13,241
Credit Suisse Group AG	779,064	8,755
Credit Suisse Group AG ADR	1,101,303	12,423
Idorsia Ltd *(A)	1,862,819	49,614
Kuehne + Nagel International AG	122,606	17,869
LafargeHolcim Ltd	383,622	17,850
Nestle SA	770,878	78,887
Novartis AG	601,019	50,703
Novartis AG ADR (A)	300,204	25,205
Roche Holding AG	373,211	119,668
Shanghai Pudong Development Bank	6,592,400	10,233
Swiss Life Holding AG	52,607	23,954
Swiss Re AG	60,500	5,730
Zurich Insurance Group AG	39,500	15,219
		460,527
Taiwan — 3.1%
ASE Technology Holding Co Ltd	6,540,932	14,982
ASROCK	361,000	1,209
AU Optronics Corp	9,348,000	2,853
Compal Electronics Inc	998,000	602
Eva Airways Corp	4,061,974	1,598
Holtek Semiconductor Inc	431,000	921
Hon Hai Precision Industry Co Ltd	7,487,480	19,008
Huaku Development Co Ltd	270,000	765
Innolux Corp, Cl A	13,479,544	3,461
International Games System Co Ltd	135,000	2,682
Inventec Corp	513,000	383
Kindom Construction Corp	1,863,131	1,605
King Yuan Electronics Co Ltd	1,768,000	1,850
Lite-On Technology Corp	795,000	1,124
MediaTek Inc	3,513,137	41,053
O-TA Precision Industry Co Ltd	669,000	912
Parade Technologies Ltd	328,250	7,120
Pegatron Corp	2,415,000	4,863
Pou Chen Corp	2,138,000	2,380
Powertech Technology Inc	402,000	1,324
Radiant Opto-Electronics Corp	290,000	918
Realtek Semiconductor Corp	322,000	2,336
Simplo Technology Co Ltd	678,000	6,177
Synnex Technology International	580,000	711
Taiwan Business Bank	8,488,620	3,331
Taiwan Semiconductor Manufacturing Co Ltd	4,254,000	42,847
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,034,032	55,672
Taiwan Surface Mounting Technology Corp	634,000	1,875
TPK Holding Co Ltd	271,000	392
United Microelectronics Corp	4,377,000	2,132
Wistron Corp	5,407,000	4,738

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yuanta Financial Holding Co Ltd	20,255,215	$12,691
Zhen Ding Technology Holding Ltd	1,850,000	6,904
		251,419
Thailand — 0.4%
Bangchak Corp PCL	1,247,200	955
Banpu PCL	6,036,045	1,370
Electricity Generating PCL	558,200	4,836
PTT Exploration & Production PCL	988,300	3,365
Sea Ltd ADR *	173,379	7,812
Siam Commercial Bank PCL/The	1,463,200	4,078
Thanachart Capital PCL	707,300	1,187
Tisco Financial Group PCL	1,526,300	4,750
		28,353
Turkey — 0.4%
Akbank T.A.S.	775,191	841
Haci Omer Sabanci Holding AS	389,116	531
KOC Holding AS	652,690	1,805
Koza Altin Isletmeleri AS *	24,196	282
Pegasus Hava Tasimaciligi AS *(A)	306,537	2,649
Tekfen Holding AS (A)	1,344,460	3,211
Trakya Cam Sanayii AS	2,285,865	1,225
Turkiye Garanti Bankasi AS	2,626,320	4,019
Turkiye Halk Bankasi AS	4,588,678	4,390
Turkiye Is Bankasi AS, Cl C	4,782,985	4,384
Turkiye Vakiflar Bankasi TAO, Cl D	5,642,370	4,812
Yapi ve Kredi Bankasi AS *	7,755,529	2,847
		30,996
United Arab Emirates — 0.0%
Emaar Properties PJSC	971,201	915
United Kingdom — 8.0%
3i Group PLC	187,534	2,440
Abcam PLC	154,099	2,253
Aggreko	64,186	558
ASOS PLC *	227,896	8,766
Avast PLC	1,149,230	5,813
BAE Systems PLC	5,084,552	39,707
Barclays PLC (A)	7,524,866	14,325
Barratt Developments PLC	446,661	4,329
Bellway	12,696	606
BHP Group PLC	285,920	5,239
Blue Prism Group plc *(A)	1,407,050	26,419
boohoo Group PLC *	2,754,492	10,247
BP PLC	2,323,275	11,961
British American Tobacco PLC	561,532	21,992
BT Group PLC, Cl A	177,809	321
Burberry Group PLC	1,206,481	25,670
Diageo PLC	733,849	25,971
Drax Group PLC	156,005	543
Dunelm Group PLC	77,910	1,083
Evraz PLC	701,652	2,958

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Experian PLC	988,102	$32,845
Ferrexpo PLC	2,429,432	4,047
Fresnillo PLC	571,994	4,426
Games Workshop Group PLC	9,505	768
GlaxoSmithKline PLC	962,170	19,150
Greencore Group PLC	4,908,922	13,205
Greggs PLC	70,543	1,891
GVC Holdings PLC	2,529,182	25,941
Hargreaves Lansdown PLC	795,951	15,653
Howden Joinery Group PLC	1,405,622	11,432
HSBC Holdings PLC (A)	2,147,002	14,455
Inchcape PLC	219,752	1,621
Indivior PLC *	1,184,750	654
International Consolidated Airlines Group SA	1,389,231	8,441
Investec PLC	310,147	1,565
ITV PLC	5,815,069	8,729
JD Sports Fashion PLC	550,517	5,241
John Wood Group PLC	3,964,197	18,798
Just Eat Takeaway *	153,646	13,375
Kingfisher PLC	2,349,702	5,698
Kingspan Group PLC	424,564	26,713
Legal & General Group PLC	2,907,008	9,753
London Stock Exchange Group PLC	28,405	2,766
Man Group PLC/Jersey	1,759,449	3,306
Marel HF	4,175,883	18,295
Melrose Industries PLC	4,891,079	13,260
Pagegroup PLC	174,952	908
Persimmon	41,056	1,502
Prudential PLC	1,074,816	17,631
QinetiQ Group PLC	613,423	2,718
Redrow	79,683	764
RELX PLC	756,105	18,004
Rightmove PLC	79,665	635
Rio Tinto PLC	462,000	21,689
Rio Tinto PLC ADR (A)	287,933	13,513
Royal Dutch Shell PLC, Cl A	365,389	7,864
Smiths Group PLC	923,479	18,232
SSP Group Plc	379,648	2,468
St James's Place PLC	776,842	10,264
Standard Chartered PLC	1,102,670	7,977
Taylor Wimpey PLC	1,308,124	3,412
Vistry Group PLC	50,917	840
Vodafone Group PLC	896,055	1,548
Wizz Air Holdings PLC *	106,970	4,653
X5 Retail Group GDR	280,520	8,855
		636,706
United States — 5.3%
Accenture PLC, Cl A	222,569	40,194
Aptiv PLC	465,211	36,338
Atlassian Corp PLC, Cl A *	420,210	60,914
Berry Global Group Inc *	308,186	11,699

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carnival Corp, Cl A	375,201	$12,554
Core Laboratories NV (A)	280,522	7,529
Equinix Inc ‡	24,007	13,751
Everest Re Group Ltd	86,979	21,561
Gentex Corp	373,937	9,984
Grifols ADR (A)	221,364	4,739
IHS Markit Ltd	645,390	45,977
Medtronic PLC	403,684	40,639
Mondelez International Inc, Cl A	354,003	18,691
Nomad Foods Ltd *	543,387	10,031
NXP Semiconductors NV	113,018	12,849
ON Semiconductor Corp *	740,641	13,820
PTC Inc *	137,922	10,420
Sensata Technologies Holding PLC *	60,115	2,453
Spotify Technology SA *	130,838	17,941
Viavi Solutions Inc *	1,015,916	13,400
XP, Cl A *	225,175	7,802
Yum China Holdings Inc	137,980	6,042
		419,328
Total Common Stock
(Cost $6,846,368) ($ Thousands)		7,552,890

PREFERRED STOCK — 0.7%
Brazil — 0.2%
Itau Unibanco Holding SA ADR (B)	1,364,521	9,647
Petroleo Brasileiro SA (B)	1,362,800	7,567
		17,214
Germany — 0.4%
Henkel AG & Co KGaA (B)	16,826	1,549
Volkswagen (B)	206,827	33,848
		35,397
Spain — 0.1%
Grifols SA (B)	244,399	5,349
Total Preferred Stock
(Cost $69,244) ($ Thousands)		57,960

AFFILIATED PARTNERSHIP — 2.5%
SEI Liquidity Fund, L.P.
1.620% **†(C)	195,099,478	195,118

Total Affiliated Partnership
(Cost $195,087) ($ Thousands)		195,118

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	168,419,660	$168,420
Total Cash Equivalent
(Cost $168,420) ($ Thousands)		168,420

Total Investments in Securities — 99.8%
(Cost $7,279,119) ($ Thousands)		$7,974,388

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
Euro STOXX 50	1,425	Mar-2020	$58,822	$51,874	$(6,602)
FTSE 100 Index	258	Mar-2020	24,880	21,514	(2,953)
Hang Seng Index	177	Apr-2020	30,329	29,719	(605)
S&P TSX 60 Index	160	Mar-2020	25,227	23,152	(1,573)
SPI 200 Index	144	Mar-2020	16,989	14,795	(1,308)
TOPIX Index	257	Mar-2020	39,978	35,727	(4,978)
			196,225	$176,781	$(18,019)

A list of the open forward foreign currency contracts held by the Fund at February 29, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	05/14/20	USD	1,917	KRW	2,338,871	$20
Barclays PLC	06/15/20	USD	2,750	EUR	2,516	30
Citigroup	03/03/20	USD	16,765	BRL	73,447	(485)
Citigroup	04/02/20	BRL	73,447	USD	16,737	490
Citigroup	06/15/20	EUR	2,779	USD	3,019	(51)
Goldman Sachs	03/03/20	BRL	21,211	USD	4,966	264
Goldman Sachs	03/16/20	USD	1,409	CHF	1,375	13
Goldman Sachs	03/16/20	USD	2,524	EUR	2,264	(36)
Morgan Stanley	03/03/20	BRL	52,236	USD	12,403	825
Morgan Stanley	03/16/20	USD	2,684	EUR	2,470	31
Morgan Stanley	03/16/20	USD	1,952	EUR	1,760	(17)
Morgan Stanley	03/16/20	USD	8,888	CHF	8,647	55
Morgan Stanley	03/16/20	CHF	10,022	USD	10,246	(120)
Morgan Stanley	03/16/20 - 06/15/20	EUR	25,567	USD	28,359	198
Morgan Stanley	05/14/20	KRW	24,733,741	USD	20,893	408
RBS	03/16/20	USD	1,817	EUR	1,630	(25)
RBS	06/15/20	EUR	8,813	USD	9,747	10
						$1,610

Percentages are based on Net Assets of $7,989,984 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at February 29, 2020. The total market value of securities on loan at February 29, 2020 was $182,160 ($ Thousands).
(B)	There is currently no rate available.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Equity Ex-US Fund (Concluded)

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 29, 2020 was $195,118 ($ Thousands).

ADR — American Depositary Receipt
BRL — Brazilian Real
CHF — Swiss Franc
Cl — Class
EUR — Euro
FTSE— Financial Times and Stock Exchange
GDR — Global Depositary Receipt KRW — Korean Won
L.P. — Limited Partnership
Ltd. — Limited
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
S&P — Standard & Poor's SER — Series
SPI — Share Price Index
TOPIX — Tokyo Price Index
TSX — Toronto Stock Exchange USD — U.S. Dollar

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	7,551,382	1,508	–	7,552,890
Preferred Stock	52,611	5,349	–	57,960
Affiliated Partnership	–	195,118	–	195,118
Cash Equivalent	168,420	–	–	168,420
Total Investments in Securities	7,772,413	201,975	–	7,974,388

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(18,019)	–	–	(18,019)
Forwards Contracts*
Unrealized Appreciation	–	2,344	–	2,344
Unrealized Depreciation	–	(734)	–	(734)
Total Other Financial Instruments	(18,019)	1,610	–	(16,409)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation	Value 2/29/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$308,147	$1,089,136	$(1,202,179)	$—	$14	$195,118	195,099,478	$2,721	$—
SEI Daily Income Trust, Government Fund, Cl F	296,413	533,767	(661,760)	—	—	168,420	168,419,660	2,759	—
Totals	$604,560	$1,622,903	$(1,863,939)	$—	$14	$363,538	363,519,138	$5,480	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.8%
Argentina — 0.9%
MercadoLibre Inc *	1,426	$879
Australia — 2.7%
Aristocrat Leisure Ltd	22,897	485
BGP Holdings *	4,500	–
BHP Group Ltd ADR	5,471	237
BSA Ltd	49,489	11
Centuria Capital Group	58,893	96
Cochlear Ltd	1,917	255
CSL Ltd	2,222	436
Fortescue Metals Group Ltd	69,392	437
Johns Lyng Group Ltd	18,216	30
Macquarie Telecom Group Ltd *	1,262	22
Midway Ltd	9,210	9
Neuren Pharmaceuticals Ltd *	9,394	11
Northern Star Resources Ltd	11,210	97
OM Holdings Ltd	41,402	11
Orica Ltd	11,450	145
People Infrastructure Ltd	9,634	20
Regional Express Holdings Ltd	16,562	11
RPMGlobal Holdings Ltd *	27,391	17
Santos Ltd	42,750	188
Saracen Mineral Holdings Ltd *	76,962	188
Tribune Resources Ltd *	5,933	20
		2,726
Austria — 0.9%
Erste Group Bank AG	8,808	300
Kapsch TrafficCom AG	3,230	75
S IMMO AG	2,167	57
Schoeller-Bleckmann Oilfield Equipment AG	3,715	151
Strabag SE	889	26
voestalpine AG	11,772	255
		864
Belgium — 0.3%
AGFA-Gevaert NV *	4,552	20
Umicore SA	5,816	242
		262
Brazil — 0.6%
Banco Bradesco SA ADR *	46,174	313
Cogna Educacao	61,900	136
Iguatemi Empresa de Shopping Centers SA	1,900	21
Porto Seguro SA	4,700	62
Trisul SA	29,554	93
		625
Canada — 5.7%
Absolute Software Corp	40,000	284
Bank of Montreal	3,300	224
BRP Inc	4,700	193
Calian Group Ltd	261	9
Cogeco Communications Inc	523	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cogeco Inc	3,731	$256
Constellation Software Inc/Canada	702	715
Corus Entertainment Inc, Cl B	2,817	9
Fairfax Financial Holdings Ltd	1,015	437
GDI Integrated Facility Services Inc *	600	16
Leon's Furniture Ltd	585	7
Magna International Inc, Cl A	7,656	349
Mainstreet Equity Corp *	100	7
Manulife Financial Corp	38,200	642
Points International Ltd *	5,120	81
Ritchie Bros Auctioneers Inc	5,120	203
Rogers Communications Inc, Cl B	4,851	223
Royal Bank of Canada	8,700	647
Sun Life Financial Inc	800	35
TC Energy Corp	4,300	224
Tencent Music Entertainment Group ADR *	23,414	284
Toronto-Dominion Bank/The	17,000	874
		5,760
Chile — 0.2%
Enel Americas SA ADR	3,988	34
Sociedad Quimica y Minera de Chile SA ADR	6,901	189
		223
China — 4.0%
Alibaba Group Holding Ltd ADR *	4,465	929
Baidu Inc ADR *	2,129	255
Bank of Communications Co Ltd, Cl H	105,000	67
BYD Co Ltd, Cl H	48,500	291
China Construction Bank Corp, Cl H	358,000	288
China Everbright Bank Co Ltd, Cl H	170,000	68
China Life Insurance Co Ltd, Cl H	265,000	622
Huami Corp ADR *	2,542	36
JD.com Inc ADR *	5,135	198
Jiangnan Group Ltd *	411,228	17
Leju Holdings Ltd ADR *	9,831	18
NetEase Inc ADR	53	17
PICC Property & Casualty Co Ltd	252,000	259
Ping An Insurance Group Co of China Ltd, Cl H	17,000	189
Sinopharm Group Co Ltd, Cl H	93,600	288
SOHO China Ltd	421,446	152
Vipshop Holdings Ltd ADR *	20,991	269
Weichai Power Co Ltd, Cl H	51,000	102
		4,065
Colombia — 0.3%
Bancolombia SA ADR, Cl R	7,388	351
Czech Republic — 0.1%
Komercni banka as	5,077	155
Denmark — 1.5%
DSV PANALPINA A/S	4,099	411
Genmab A/S *	730	164

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H Lundbeck A/S ADR	187	$6
North Media AS	3,882	30
Novo Nordisk A/S, Cl B	5,860	341
Novozymes A/S, Cl B	7,395	373
Sparekassen Sjaelland-Fyn AS	1,035	14
TCM Group A/S	686	12
Vestas Wind Systems A/S	1,430	138
		1,489
Finland — 1.0%
Alma Media Oyj	2,090	18
Digia Oyj	1,726	8
Eezy Oyj	2,638	17
Harvia Oyj	2,645	30
Kone Oyj, Cl B	10,747	605
Marimekko Oyj	2,134	74
Neste Oyj	5,350	211
Oriola Oyj	1,404	3
Orion Oyj, Cl B	909	36
Rapala VMC Oyj *	5,629	17
Scanfil Oyj	3,934	20
		1,039
France — 5.9%
Airbus SE	1,100	131
BNP Paribas SA	15,215	736
Burelle SA	67	49
Capgemini SE	3,154	344
Criteo SA ADR *	4,451	56
Danone SA	4,470	313
Edenred	18,052	937
Eurofins Scientific SE	812	406
Focus Home Interactive SA	673	13
GL Events	1,154	22
Guerbet	1,548	57
HighCo	1,053	6
IDI SCA	368	17
Ingenico Group SA	2,160	304
Legrand SA	3,736	284
L'Oreal SA	952	253
Peugeot SA	15,425	299
Safran SA	3,772	518
Seche Environnement SA	325	14
Societe Generale SA	10,762	302
Sodexo SA	3,632	347
Somfy SA	392	36
TOTAL SA	3,900	168
Ubisoft Entertainment SA *	3,871	287
Vetoquinol SA	206	16
Virbac SA *	125	28
		5,943

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Germany — 5.3%
Allianz SE	2,146	$461
Centrotec SE	3,526	57
Continental AG	3,977	445
Deutsche Boerse AG	4,523	709
E.ON SE	34,570	398
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,135	358
Hornbach Baumarkt AG	691	13
Merck KGaA	3,850	462
MTU Aero Engines AG	2,093	512
SAP SE	7,532	928
Scout24 AG	10,171	664
Surteco Group SE	1,095	27
USU Software AG	1,041	17
Vonovia SE	5,904	316
		5,367
Greece — 0.5%
Athens Water Supply & Sewage Co SA	9,621	68
Hellenic Telecommunications Organization SA	21,480	302
Motor Oil Hellas Corinth Refineries SA	7,938	129
		499
Hong Kong — 5.0%
361 Degrees International Ltd	81,000	14
AIA Group Ltd	70,800	694
Anhui Conch Cement Co Ltd, Cl H	70,500	514
ANTA Sports Products Ltd	50,000	403
Beijing Chunlizhengda Medical Instruments Co Ltd, Cl H	12,400	124
Build King Holdings Ltd	380,000	39
Chaowei Power Holdings Ltd	179,000	57
China Aoyuan Group Ltd	100,000	143
China Overseas Grand Oceans Group Ltd	159,000	109
China South City Holdings Ltd	236,000	26
CITIC Ltd	11,000	12
CNOOC Ltd	37,000	50
Country Garden Services Holdings Co Ltd	55,319	214
CRCC High-Tech Equipment Corp Ltd, Cl H	105,500	16
FSE Services Group Ltd	38,000	19
Guangnan Holdings Ltd	80,000	8
Guolian Securities Co Ltd, Cl H *	19,429	7
Henan Jinma Energy Co Ltd, Cl H	96,000	36
Hong Kong Exchanges & Clearing Ltd	12,900	420
Hopefluent Group Holdings Ltd	38,000	7
Industrial & Commercial Bank of China Ltd, Cl H	730,000	494
Lee & Man Paper Manufacturing Ltd	131,000	102
Lion Rock Group Ltd	150,180	22
Modern Land China Co Ltd	98,000	13
Ping An Healthcare and Technology Co Ltd *	31,200	306

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shanghai Fosun Pharmaceutical Group Co Ltd, Cl H	86,000	$242
Tencent Holdings Ltd	14,100	703
Time Watch Investments Ltd	292,000	30
West China Cement Ltd	210,000	34
Yuexiu Property Co Ltd	294,000	60
Zhengzhou Coal Mining Machinery Group Co Ltd, Cl H	158,600	79
Zhong An Group Ltd *	303,000	8
		5,005
Hungary — 0.2%
OTP Bank Nyrt	4,070	177
India — 1.5%
Ganesha Ecosphere Ltd	1,726	8
HDFC Bank Ltd ADR	7,934	435
Housing Development Finance Corp Ltd	18,959	574
ICICI Bank Ltd ADR	39,872	553
		1,570
Indonesia — 0.1%
Adira Dinamika Multi Finance Tbk PT	25,000	17
Bekasi Fajar Industrial Estate Tbk PT	911,300	8
Hexindo Adiperkasa Tbk PT	41,100	9
Mandala Multifinance Tbk PT	346,200	29
Mitrabara Adiperdana Tbk PT	183,234	23
Panin Financial Tbk PT *	1,679,800	30
		116
Ireland — 2.2%
CRH PLC	10,325	349
ICON PLC *	9,306	1,452
Ryanair Holdings PLC ADR *	6,204	445
		2,246
Israel — 1.3%
Check Point Software Technologies Ltd *	3,584	372
Israel Discount Bank Ltd ADR	1,349	53
Israel Discount Bank Ltd, Cl A	27,135	113
Kamada Ltd *	1,326	8
Nice Ltd *	2,602	414
Nice Ltd ADR *	1,529	251
Norstar Holdings Inc	3,576	83
		1,294
Italy — 1.8%
Assicurazioni Generali SpA	16,986	303
DeA Capital SpA	14,783	23
Enel SpA	32,018	268
Leonardo SpA	24,260	249
Mediobanca Banca di Credito Finanziario SpA	10,730	97
Moncler SpA	3,560	138
Prysmian SpA	18,571	440

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Salini Impregilo SpA *	45,591	$67
Servizi Italia SpA	6,330	18
UniCredit SpA	13,565	172
		1,775
Japan — 11.9%
Advantest Corp	4,400	197
Aichi Electric Co Ltd	1,200	30
Ainavo Holdings Co Ltd	5,700	47
Aiphone Co Ltd	2,400	34
Asahi Group Holdings Ltd	3,700	142
Astellas Pharma Inc	14,000	219
Dai Nippon Printing Co Ltd	2,800	67
Daifuku Co Ltd	2,100	123
Dai-ichi Life Holdings Inc	23,800	320
Daikin Industries Ltd	900	121
Denso Corp	18,500	723
FANUC Corp	1,500	245
FUJIFILM Holdings Corp	3,100	150
Fujii Sangyo Corp	1,000	13
Fujitsu Ltd	5,600	582
Hashimoto Sogyo Holdings Co Ltd	580	8
Himacs Ltd	700	11
Hitachi Ltd	10,000	333
Hokuriku Gas Co Ltd	700	19
Japan Exchange Group Inc	40,000	662
JBCC Holdings Inc	3,200	48
Kanefusa Corp	2,300	15
Kao Corp	3,500	253
KDDI Corp	29,100	822
Koike Sanso Kogyo Co Ltd	400	8
Marubeni Corp	31,600	207
Maruzen Co Ltd/Taito ward	1,300	24
MS&AD Insurance Group Holdings Inc	100	3
Nidec Corp	3,200	373
Nintendo Co Ltd	2,000	677
Nippon Telegraph & Telephone Corp	22,340	521
NJS Co Ltd	2,800	43
NTT DOCOMO Inc	20,800	562
Okinawa Cellular Telephone Co	700	25
Olympus Corp	22,300	401
Recruit Holdings Co Ltd	7,800	263
Sankyo Frontier Co Ltd	848	28
Secom Co Ltd	7,800	612
Shimano Inc	2,400	333
SHL-Japan Ltd	400	7
SMC Corp/Japan	1,100	431
Sony Corp	14,400	908
Sumitomo Mitsui Financial Group Inc	4,000	129
Sumitomo Mitsui Trust Holdings Inc	7,800	264
Techno Medica Co Ltd	1,100	20
Tokio Marine Holdings Inc	6,300	333

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toray Industries Inc	48,900	$283
Toyota Tsusho Corp	10,100	299
Tsubakimoto Kogyo Co Ltd	2,700	90
		12,028
Malaysia — 0.4%
AFFIN Bank Bhd *	33,500	14
Allianz Malaysia Bhd	19,700	72
Coastal Contracts Bhd *	19,700	5
Hong Leong Bank Bhd	4,484	16
Kenanga Investment Bank Bhd	298,800	30
Lii Hen Industries BHD	85,748	59
Magni-Tech Industries Bhd	111,733	60
Mah Sing Group Bhd	167,100	27
Malaysian Pacific Industries Bhd	6,369	17
MKH Bhd	110,100	36
Ranhill Holdings Bhd	116,400	26
Tropicana Corp Bhd *	31,819	6
		368
Mexico — 0.4%
Bio Pappel SAB de CV *	16,386	17
Cia Minera Autlan SAB de CV	12,516	5
Credito Real SAB de CV SOFOM ER	37,307	39
Grupo Financiero Banorte SAB de CV, Ser O, Cl O	62,300	339
Grupo GICSA SAB de CV *	24,531	8
Kimberly-Clark de Mexico SAB de CV ADR	3,342	32
		440
Netherlands — 4.6%
AFC Ajax NV	1,789	35
Akzo Nobel NV	2,080	165
ASML Holding NV	1,074	293
EXOR NV	4,832	342
Galapagos NV *	899	185
Heineken Holding NV	4,526	392
Heineken NV	4,801	476
IMCD NV	3,208	261
Just Eat Takeaway *	2,157	189
Koninklijke Ahold Delhaize NV	21,858	508
Koninklijke Philips NV	12,179	517
Koninklijke Vopak NV	4,210	200
Prosus NV *	1,924	134
SNS Reaal *	1,762	–
Unilever NV	6,524	341
Wolters Kluwer NV	7,770	565
		4,603
New Zealand — 0.2%
Eroad Ltd *	61	–
Fisher & Paykel Healthcare Corp Ltd	5,590	89
Kathmandu Holdings Ltd	18,968	36
Meridian Energy Ltd	16,821	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NZX Ltd	11,631	$10
Pushpay Holdings Ltd *	13,208	33
		216
Norway — 1.1%
DNB ASA	30,516	504
Equinor ASA ADR	21,712	337
Norsk Hydro ASA	94,337	268
SpareBank 1 BV	4,160	19
Sparebanken Sor	1,278	16
		1,144
Panama — 0.3%
Copa Holdings SA, Cl A	3,399	283
Peru — 0.3%
Credicorp Ltd	1,444	262
Empresa Siderurgica del Peru SAA	50,198	12
		274
Poland — 0.1%
Amica SA	1,476	42
ComArch SA	299	14
Dom Development SA	1,125	26
Lubelski Wegiel Bogdanka SA	743	3
Zespol Elektrowni Patnow Adamow Konin SA *	7,804	13
		98
Portugal — 0.1%
NOS SGPS SA	20,211	79
Qatar — 0.2%
Ooredoo QPSC	78,390	136
Qatar Navigation QSC	30,788	47
		183
Russia — 0.7%
Magnit PJSC GDR	13,228	144
MMC Norilsk Nickel PJSC ADR	7,722	233
Sberbank of Russia PJSC ADR	22,376	319
		696
Singapore — 1.9%
Boustead Singapore Ltd	75,900	39
China Aviation Oil Singapore Corp Ltd	30,900	25
DBS Group Holdings Ltd	40,500	701
Dutech Holdings Ltd	31,100	6
Great Eastern Holdings Ltd	1,300	20
Hong Leong Finance Ltd	11,276	21
Hour Glass Ltd/The	38,000	20
Jardine Cycle & Carriage Ltd	12,100	233
Micro-Mechanics Holdings Ltd	21,181	25
Penguin International Ltd	60,800	29
Riverstone Holdings Ltd/Singapore	29,404	22
Sing Investments & Finance Ltd	21,700	22

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Singapore Exchange Ltd	47,300	$286
Sinostar PEC Holdings Ltd	89,447	10
Stamford Land Corp Ltd	142,800	48
Sunningdale Tech Ltd	16,000	14
Tiong Seng Holdings Ltd	7,037	1
United Industrial Corp Ltd	60,700	117
United Overseas Bank Ltd	14,874	263
		1,902
South Africa — 0.6%
ArcelorMittal South Africa Ltd *	51,307	3
Combined Motor Holdings Ltd	9,481	11
Discovery Ltd	40,099	246
Metair Investments Ltd	19,199	25
MiX Telematics Ltd ADR	761	10
Naspers Ltd, Cl N	1,944	298
		593
South Korea — 3.6%
Fursys Inc	377	9
Kia Motors Corp	5,960	177
Korea Airport Service Co Ltd	970	29
Korea Electronic Power Industrial Development Co Ltd	2,241	6
LG Electronics Inc	6,623	330
Maeil Holdings Co Ltd	3,735	30
Moorim Paper Co Ltd	6,617	13
NAVER Corp	1,764	253
RedcapTour Co Ltd	2,075	23
Samsung Electronics Co Ltd	51,985	2,299
SK Hynix Inc	6,279	448
		3,617
Spain — 2.3%
Amadeus IT Group SA, Cl A	14,129	988
Bankinter SA	35,865	211
Cia de Distribucion Integral Logista Holdings SA	6,568	133
Grifols SA	6,505	207
Grifols SA ADR	4,342	93
Industria de Diseno Textil SA	22,899	711
		2,343
Sweden — 2.0%
Atlas Copco AB, Cl B	15,075	465
Corem Property Group AB, Cl B	6,583	16
Doro AB *	2,733	11
Epiroc AB, Cl B	28,967	322
Essity AB, Cl B	3,998	119
Hennes & Mauritz AB, Cl B	9,710	175
Medcap AB *	11,357	200
Skanska AB, Cl B	8,680	187
Swedish Match AB	8,970	519
		2,014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland — 6.1%
China Everbright Bank	548,000	$296
Cie Financiere Richemont SA	3,724	252
CPH Chemie & Papier Holding AG	219	17
Credit Suisse Group AG ADR	25,816	291
Kuehne + Nagel International AG	2,304	336
Lastminute.com NV *	670	23
Nestle SA	8,097	829
Novartis AG	11,589	978
Novartis AG ADR	7,038	591
Roche Holding AG	5,592	1,793
Shanghai Pudong Development Bank	205,100	319
STMicroelectronics NV	5,713	155
Swiss Life Holding AG	240	109
Zurich Insurance Group AG	460	177
		6,166
Taiwan — 3.7%
ASE Technology Holding Co Ltd	154,137	353
Asustek Computer Inc	1,000	7
Eastech Holding Ltd	5,000	8
Hon Hai Precision Industry Co Ltd	310,440	788
Hsing TA Cement Co	45,600	25
Novatek Microelectronics Corp	8,000	50
Taiwan Semiconductor Manufacturing Co Ltd	109,000	1,098
Taiwan Semiconductor Manufacturing Co Ltd ADR	19,415	1,045
Teco Electric and Machinery Co Ltd	32,000	28
TOPBI International Holdings Ltd	5,380	13
Wistron Corp	118,000	103
Yuanta Financial Holding Co Ltd	354,000	222
		3,740
Thailand — 0.7%
Electricity Generating PCL	17,300	150
Nava Nakorn PCL	264,500	15
PTT Exploration & Production PCL	124,200	423
Thai Rayon PCL	5,375	4
Tisco Financial Group PCL	47,500	148
		740
Turkey — 1.2%
Akbank T.A.S. *	22,859	25
Aksigorta AS	57,243	58
AvivaSA Emeklilik ve Hayat AS	25,715	60
Coca-Cola Icecek AS	39,202	283
Haci Omer Sabanci Holding AS	200,106	273
KOC Holding AS	50,741	140
Migros Ticaret AS *	4,023	14
Turk Traktor ve Ziraat Makineleri AS	10,087	96
Turkiye Garanti Bankasi AS *	189,897	291
Yapi ve Kredi Bankasi AS *	564	–
		1,240

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Kingdom — 8.9%
4imprint Group PLC	121	$4
ASOS PLC *	4,319	166
BAE Systems PLC	52,843	413
Barclays PLC	243,026	463
BHP Group PLC	8,900	163
boohoo Group PLC *	52,810	196
British American Tobacco PLC	8,060	316
Burberry Group PLC	10,295	219
Capital Drilling Ltd	9,459	5
Computacenter PLC	1,190	25
Dart Group PLC	1,666	26
Diageo PLC	17,203	609
Evraz PLC	34,681	146
Exillon Energy PLC *	4,819	3
Experian PLC	21,139	703
Ferrexpo PLC	16,544	27
Fiat Chrysler Automobiles NV	4,000	50
Franchise Brands PLC	8,431	13
Gem Diamonds Ltd *	19,498	14
GlaxoSmithKline PLC	10,530	210
GVC Holdings PLC	33,177	340
H&T Group PLC	4,868	20
Hargreaves Lansdown PLC	15,227	299
Howden Joinery Group PLC	27,753	226
HSBC Holdings PLC	50,328	339
Impellam Group PLC *	3,091	12
Indivior PLC *	17,994	10
International Consolidated Airlines Group SA	25,167	153
ITV PLC	136,311	204
Judges Scientific PLC	1,706	106
Just Eat Takeaway *	3,120	272
Kingspan Group PLC	8,141	512
Legal & General Group PLC	82,614	277
London Stock Exchange Group PLC	3,077	300
Nexus Infrastructure PLC	2,969	8
NWF Group PLC	12,655	26
Pagegroup PLC	2,389	12
Prudential PLC	20,054	329
Reach PLC	23,572	44
RELX PLC	17,724	422
Rio Tinto PLC	8,789	413
Rio Tinto PLC ADR	6,777	318
Robert Walters PLC	2,187	15
Royal Mail PLC	2,376	5
St James's Place PLC	15,031	199
Standard Chartered PLC	34,350	248
Team17 Group PLC *	11,281	68
Unilever PLC	217	11
Vertu Motors PLC	30,896	13
		8,972

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United States — 2.5%
Atlantica Yield PLC	4,869	$141
Atlassian Corp PLC, Cl A *	2,146	311
Carnival Corp, Cl A	8,796	295
Colliers International Group Inc	267	22
Core Laboratories NV	6,602	177
Everest Re Group Ltd	2,039	505
Nomad Foods Ltd *	8,452	156
NXP Semiconductors NV	3,070	349
Spotify Technology SA *	2,459	337
StealthGas Inc *	2,308	6
Yum China Holdings Inc	4,300	188
		2,487
Total Common Stock
(Cost $89,434) ($ Thousands)		96,656

PREFERRED STOCK (A) — 0.4%
Brazil — 0.2%
Itau Unibanco Holding SA ADR	25,817	183
Germany — 0.1%
Draegerwerk AG & Co KGaA	254	16
KSB SE & Co KGaA	237	71
		87
Spain — 0.1%
Grifols SA	4,538	99
Total Preferred Stock
(Cost $464) ($ Thousands)		369

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	2,351,190	2,351
Total Cash Equivalent
(Cost $2,351) ($ Thousands)		2,351

Total Investments in Securities — 98.5%
(Cost $92,249) ($ Thousands)		$99,376

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Screened World Equity Ex-US Fund (Concluded)

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Euro STOXX 50	22	Mar-2020	$887	$801	$(92)
FTSE 100 Index	4	Mar-2020	348	334	(11)
Hang Seng Index	2	Apr-2020	340	336	(4)
S&P TSX 60 Index	1	Mar-2020	153	145	(7)
SPI 200 Index	2	Mar-2020	212	205	(5)
TOPIX Index	4	Mar-2020	576	556	(29)
			$2,516	$2,377	$(148)

Percentages are based on Net Assets of $100,926 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
FTSE — Financial Times and Stock Exchange
GDR — Global Depositary Receipt
Ltd — Limited
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
S&P — Standard & Poor's
Ser — Series
SPI — Share Price Index
TOPIX — Tokyo Price Index
TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	96,595	61	–	96,656
Preferred Stock	270	99	–	369
Cash Equivalent	2,351	–	–	2,351
Total Investments in Securities	99,216	160	–	99,376

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(148)	–	–	(148)
Total Other Financial Instruments	(148)	–	–	(148)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,276	$6,557	$(6,482)	$—	$—	$2,351	2,351,190	$20	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.0%
Argentina — 0.0%
Banco Macro SA ADR	4,300	$124
Globant SA *	360	41
		165
Australia — 0.4%
Aristocrat Leisure Ltd	4,200	89
ASX Ltd	275	13
Aurizon Holdings Ltd	1,756	5
Beach Energy Ltd	62,524	71
Coca-Cola Amatil Ltd	3,244	23
Cochlear Ltd	135	18
Coles Group Ltd	44,762	408
CSL Ltd	814	160
Fortescue Metals Group Ltd	72,133	454
Goodman Group ‡	237	2
JB Hi-Fi Ltd	4,269	101
Macquarie Group Ltd	168	15
Magellan Financial Group Ltd	8,369	297
Newcrest Mining Ltd	364	6
NRW Holdings Ltd	16,386	25
Orica Ltd	504	6
Saracen Mineral Holdings Ltd *	22,501	55
Silver Lake Resources Ltd *	29,899	29
Stockland ‡	145,700	439
Sydney Airport	109	1
Wesfarmers Ltd	1,283	33
Woolworths Group Ltd	648	16
		2,266
Austria — 0.1%
Raiffeisen Bank International AG	26,526	543
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,000	241
		784
Belgium — 0.1%
Ageas	8,923	411
Colruyt SA	2,684	124
D'ieteren SA/NV	913	53
Orange Belgium SA	1,359	26
Proximus SADP	102	2
		616
Bermuda — 0.0%
Arch Capital Group Ltd *	2,699	109
Brazil — 0.7%
Banco BTG Pactual SA *	2,200	33
Cia de Saneamento do Parana	25,600	565
Construtora Tenda SA	65,700	505
Cosan Ltd, Cl A *	27,000	493
Cosan SA	5,922	95
Even Construtora e Incorporadora SA *	142,354	454
Hapvida Participacoes e Investimentos SA	1,500	18

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JBS SA	41,544	$206
Localiza Rent a Car SA	700	7
Magazine Luiza SA	25,744	284
Natura & Co Holding SA	2,600	26
Notre Dame Intermedica Participacoes SA	4,800	66
Petrobras Distribuidora SA	14,594	83
Qualicorp Consultoria e Corretora de Seguros SA	8,334	62
Sao Martinho SA	74,300	433
Sul America SA	2,800	33
TOTVS SA *	10,028	156
Tupy SA	51,500	248
WEG SA	7,900	75
		3,842
Canada — 1.3%
Agnico Eagle Mines Ltd	678	32
Air Canada, Cl B *	1,500	38
Algonquin Power & Utilities Corp	4,018	61
AltaGas Ltd	13	–
Barrick Gold Corp	314	6
Brookfield Asset Management Inc, Cl A	542	32
BRP Inc	342	14
Canadian Imperial Bank of Commerce	5,900	449
Canadian National Railway Co	35,120	2,977
Canadian Tire Corp Ltd, Cl A	5,200	511
CGI Inc, Cl A *	1,355	95
CI Financial Corp	2,024	34
Cogeco Communications Inc	626	49
Cogeco Inc	247	17
Constellation Software Inc/Canada	108	110
Element Fleet Management Corp	11,449	107
Empire Co Ltd, Cl A	7,190	161
Franco-Nevada Corp	618	66
Gibson Energy Inc	5,571	107
Hydro One Ltd	1,555	31
iA Financial Corp Inc	1,100	52
Intact Financial Corp	419	46
Kirkland Lake Gold Ltd	242	8
Lululemon Athletica Inc *	5,040	1,096
Power Corp of Canada	1,612	36
Real Matters Inc *	2,901	30
Shopify Inc, Cl A *	777	361
Sun Life Financial Inc	488	21
TELUS Corp	9,500	343
TFI International Inc	3,811	118
Thomson Reuters Corp	243	18
Toronto-Dominion Bank/The	5,900	303
WSP Global Inc	1,048	69
		7,398
China — 2.4%
Alibaba Group Holding Ltd ADR *	8,799	1,830

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Anhui Conch Cement Co Ltd, Cl A	2,135	$17
Bank of Communications Co Ltd, Cl H	594,000	378
Bank of Guiyang Co Ltd, Cl A	29,900	36
Changchun High & New Technology Industry Group Inc, Cl A	8,470	586
China Construction Bank Corp, Cl H	1,701,000	1,369
China Mobile Ltd	104,000	818
China National Building Material Co Ltd, Cl H	676,000	775
China National Chemical Engineering Co Ltd, Cl A	48,800	48
China Oilfield Services Ltd, Cl H	28,961	37
China Telecom Corp Ltd, Cl H	1,370,000	513
FinVolution Group ADR	293	1
GDS Holdings Ltd ADR *	256	15
Great Wall Motor Co Ltd, Cl H	45,369	33
Guangzhou R&F Properties Co Ltd	53,200	82
Henan Lingrui Pharmaceutical Co, Cl A	119,500	154
Henan Shuanghui Investment & Development Co Ltd, Cl A	4,300	21
Hengli Petrochemical Co Ltd, Cl A	76,900	165
Hexindai Inc ADR *	13,329	6
Huaxin Cement Co Ltd, Cl B	9,889	17
JD.com Inc ADR *	12,312	474
Jiangsu Kanion Pharmaceutical Co Ltd, Cl A	29,291	57
Li Ning Co Ltd	93,035	246
LONGi Green Energy Technology Co Ltd, Cl A	3,500	15
Luxshare Precision Industry Co Ltd, Cl A	8,300	56
Luzhou Laojiao Co Ltd, Cl A	1,426	15
Muyuan Foodstuff Co Ltd, Cl A	3,100	52
NetEase Inc ADR	2,900	924
New Hope Liuhe Co Ltd, Cl A	4,628	16
New Oriental Education & Technology Group Inc ADR *	1,393	178
PICC Property & Casualty Co Ltd	418,000	429
Pinduoduo Inc ADR *	1,401	50
Ping An Insurance Group Co of China Ltd, Cl H	109,000	1,209
Sany Heavy Industry Co Ltd, Cl A	128,517	321
Shandong Gold Mining Co Ltd, Cl A *	4,600	22
Shanxi Xinghuacun Fen Wine Factory Co Ltd, Cl A	900	11
Tahoe Group Co Ltd, Cl A	387,225	294
Vipshop Holdings Ltd ADR *	39,669	509
Weichai Power Co Ltd, Cl H	444,153	886
Wens Foodstuffs Group Co Ltd	5,823	27
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	157,400	758
Wuliangye Yibin Co Ltd, Cl A	4,500	79
Zhuzhou Kibing Group Co Ltd, Cl A	171,800	138
ZTO Express Cayman Inc ADR *	1,643	38
		13,705

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Croatia — 0.1%
Atlantic Grupa dd	1,250	$226
Hrvatski Telekom dd	12,500	316
		542
Czech Republic — 0.1%
CEZ AS	20,115	383
Komercni Banka AS	13,696	418
Philip Morris CR AS	23	14
		815
Denmark — 0.2%
Coloplast A/S, Cl B	156	21
Genmab A/S *	315	70
Orsted A/S	1,258	129
Pandora A/S	13,155	589
Scandinavian Tobacco Group A/S	30,800	395
		1,204
Estonia — 0.1%
Tallink Grupp AS	301,246	303
Finland — 0.4%
Elisa Oyj, Cl A	748	43
Fortum Oyj	401	8
Metso Oyj	94	3
Nokia Oyj *	536,352	2,034
Orion Oyj, Cl B	21	1
Tokmanni Group Corp	1,846	25
		2,114
France — 3.7%
Alstom SA *	1,340	66
Amundi SA	685	49
AXA SA	80,995	1,872
BNP Paribas SA	40,763	1,971
Capgemini SE	6,735	734
Carrefour SA	110,002	1,893
CGG SA *	23,638	64
Cie de Saint-Gobain	45,909	1,602
Cie Generale des Etablissements Michelin SCA, Cl B	13,115	1,392
Edenred	1,352	70
Engie SA	30,300	501
Eurofins Scientific SE	116	58
Gaztransport Et Technigaz SA	956	85
Gecina SA	155	28
Hermes International	209	146
ICADE	265	26
Ingenico Group SA	501	70
Kering SA	308	172
Klepierre SA ‡	38,294	1,140
Legrand SA	737	56
LVMH Moet Hennessy Louis Vuitton SE	61	25
Mersen SA	496	14

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orange SA	76,470	$1,026
Publicis Groupe SA	44,126	1,707
Sanofi	25,486	2,357
Sartorius Stedim Biotech	220	42
Schneider Electric SE	1,335	133
Societe Generale SA	36,717	1,030
Suez	2,282	36
Teleperformance	334	81
TOTAL SA	52,426	2,254
Valeo SA	64	2
Veolia Environnement SA	2,048	58
		20,760
Germany — 1.9%
adidas AG	183	51
Allianz SE	19,146	4,109
Amadeus Fire AG	167	23
BASF SE	12,046	706
Bayerische Motoren Werke AG	18,049	1,173
Borussia Dortmund GmbH & Co KGaA	1,027	9
Carl Zeiss Meditec AG	253	27
Continental AG	9,849	1,103
Covestro AG	22,765	869
CropEnergies AG	955	10
Delivery Hero SE *	1,042	78
Deutsche Boerse AG	49	8
Eckert & Ziegler Strahlen- und Medizintechnik AG	151	25
Fraport AG Frankfurt Airport Services Worldwide	5,300	332
Hannover Rueck SE	3,393	602
HelloFresh SE *	4,705	114
HOCHTIEF AG	2,500	246
Hornbach Holding AG & Co KGaA	407	23
LANXESS AG	16	1
MTU Aero Engines AG	563	138
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,811	714
Puma SE	621	47
RWE AG	3,339	115
Uniper SE	127	4
Varta AG *	509	38
		10,565
Greece — 0.0%
Aegean Airlines SA	28,041	194
Hellenic Telecommunications Organization SA	51	1
JUMBO SA	4,000	63
		258
Hong Kong — 1.5%
Anhui Conch Cement Co Ltd, Cl H	169,930	1,239
ANTA Sports Products Ltd	12,000	97

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ASM Pacific Technology Ltd	2,300	$27
Bank of China Ltd, Cl H	2,158,000	849
Beijing Capital Land Ltd, Cl H	44,683	12
Bosideng International Holdings Ltd	118,972	35
China Overseas Grand Oceans Group Ltd	61,656	42
China Resources Beer Holdings Co Ltd	8,000	37
CITIC Ltd	541,000	596
CNOOC Ltd	109,000	149
Country Garden Services Holdings Co Ltd	77,027	298
ENN Energy Holdings Ltd	700	8
HK Electric Investments & HK Electric Investments Ltd	17,500	17
HKT Trust & HKT Ltd	30,000	44
Industrial & Commercial Bank of China Ltd, Cl H	1,352,002	914
Meituan Dianping, Cl B *	10,100	128
NetDragon Websoft Holdings Ltd	56,166	153
Ping An Healthcare and Technology Co Ltd *	1,200	12
Power Assets Holdings Ltd	3,500	25
Semiconductor Manufacturing International Corp *	24,500	48
Sino Biopharmaceutical Ltd	70,000	101
Sun Hung Kai Properties Ltd	14,500	204
Sunny Optical Technology Group Co Ltd	1,000	16
Techtronic Industries Co Ltd	14,000	113
Tencent Holdings Ltd	36,790	1,834
Tingyi Cayman Islands Holding Corp	212,000	386
Vitasoy International Holdings Ltd	4,000	14
VTech Holdings Ltd	6,079	53
Wuxi Biologics Cayman Inc *	5,000	73
Yanzhou Coal Mining Co Ltd, Cl H	16,847	13
YiChang HEC ChangJiang Pharmaceutical Co Ltd, Cl H	74,400	455
Yihai International Holding Ltd	6,612	44
Zoomlion Heavy Industry Science and Technology Co Ltd	618,400	514
		8,550
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	394,955	511
MOL Hungarian Oil & Gas PLC	35,000	270
Richter Gedeon Nyrt	21,500	435
		1,216
India — 0.7%
Avenue Supermarts Ltd, Cl A *	680	22
Bajaj Finance Ltd	530	33
Bajaj Finserv Ltd	62	8
Bharat Petroleum Corp Ltd	1,256	7
Dr Reddy's Laboratories Ltd	6,712	272
Granules India Ltd	84,988	186
HCL Technologies Ltd	101,116	750
HDFC Asset Management Co Ltd	1,649	72

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HDFC Life Insurance Co Ltd	4,965	$38
ICICI Bank Ltd	1,037	7
ICICI Lombard General Insurance Co Ltd	498	9
Infosys Ltd ADR	31,546	318
Inox Leisure Ltd	589	3
Jindal Saw Ltd	59,648	63
Manappuram Finance Ltd	58,143	131
Nestle India Ltd	1,040	227
NMDC Ltd	219,490	278
Oil & Natural Gas Corp Ltd *	365,057	468
Oil India Ltd	185,800	279
REC Ltd	341,051	558
Redington India Ltd	23,131	35
SBI Life Insurance Co Ltd	3,387	42
Tata Communications Ltd	9,893	50
Tata Consultancy Services Ltd	5,076	141
Titan Co Ltd	1,151	20
		4,017
Indonesia — 0.0%
Bank Pembangunan Daerah Jawa Timur Tbk PT	327,200	14
Charoen Pokphand Indonesia Tbk PT	108,903	43
Media Nusantara Citra Tbk PT	667,400	60
		117
Ireland — 0.0%
CRH PLC	621	21
James Hardie Industries PLC	4,464	80
		101
Israel — 0.1%
Azrieli Group Ltd	226	16
Elbit Systems Ltd	75	11
Israel Discount Bank Ltd, Cl A	8,811	37
Mellanox Technologies Ltd *	2,001	239
Mizrahi Tefahot Bank Ltd	1,179	30
Nice Ltd *	243	39
		372
Italy — 1.2%
Enel SpA	296,304	2,479
Ferrari NV	163	25
Hera SpA	140,400	599
Intesa Sanpaolo SpA	912,443	2,203
Mediobanca Banca di Credito Finanziario SpA	2,006	18
Poste Italiane SpA	18,131	192
Prysmian SpA	1,214	29
Sesa SpA	272	14
UniCredit SpA	89,905	1,141
		6,700
Japan — 15.2%
Adastria Co Ltd	1,772	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Advantest Corp	8,962	$401
AEON Investment Corp	300	365
AGC Inc/Japan	22,600	632
Aichi Steel Corp	6,100	168
Aoyama Trading Co Ltd	34,400	381
Aozora Bank Ltd	12,200	302
Asahi Group Holdings Ltd	85,067	3,255
Asahi Intecc Co Ltd	2,100	49
Astellas Pharma Inc	400	6
Bandai Namco Holdings Inc	7,585	375
BayCurrent Consulting Inc	470	28
Canon Inc	11,300	285
Casio Computer Co Ltd	300	5
Central Japan Railway Co	8,881	1,444
Chubu Shiryo Co Ltd	595	8
Chugai Pharmaceutical Co Ltd	1,400	151
Citizen Watch Co Ltd	220,100	858
Cosel Co Ltd	15,800	145
Credit Saison Co Ltd	118,300	1,697
Cybozu Inc	806	14
Daibiru Corp	40,500	448
Daido Steel Co Ltd	4,300	153
Dai-ichi Life Holdings Inc	124,100	1,668
Daiichi Sankyo Co Ltd	3,500	213
Daito Trust Construction Co Ltd	28,801	2,909
Daiwa Securities Group Inc	258,700	1,088
DCM Holdings Co Ltd	27,200	246
DIC Corp	14,100	329
East Japan Railway Co	27,100	2,084
Eizo Corp	11,200	356
Exedy Corp	23,800	438
Fancl Corp	2,548	63
FANUC Corp	10,200	1,669
Fuji Media Holdings Inc	56,700	664
FUJIFILM Holdings Corp	7,300	353
Fujitsu Ltd	600	62
FULLCAST Holdings Co Ltd	656	11
Furukawa Co Ltd	8,600	95
Goldwin Inc	744	45
Hachijuni Bank Ltd/The	44,800	150
Hiroshima Bank Ltd/The	56,400	240
Hitachi Chemical Co Ltd	900	38
Hitachi High-Tech Corp	700	51
Hitachi Metals Ltd	1,500	21
Hokuetsu Corp	62,000	250
Honda Motor Co Ltd	114,900	2,939
Hoshizaki Corp	500	42
Hosiden Corp	1,930	16
Hoya Corp	1,400	123
Hulic Co Ltd	2,600	29
ITOCHU Corp	400	9
Itochu Enex Co Ltd	38,000	293

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Itochu Techno-Solutions Corp	400	$11
Iyo Bank Ltd/The	42,300	189
Japan Airlines Co Ltd	14,200	348
Japan Lifeline Co Ltd	64,200	771
Japan Tobacco Inc	160,200	3,125
JFE Holdings Inc	141,100	1,264
JGC Holdings Corp	101,400	1,238
Kajima Corp	98,600	1,047
Kakaku.com Inc	900	19
KDDI Corp	66,600	1,882
Komatsu Ltd	40,800	817
Komeri Co Ltd	5,500	98
K's Holdings Corp	132,600	1,448
Kumagai Gumi Co Ltd	1,151	30
Kuraray Co Ltd	56,400	578
KYORIN Holdings Inc	11,500	229
Kyowa Hakko Kirin	700	17
M3 Inc	4,400	112
Marui Group Co Ltd	400	8
Mazda Motor Corp	146,700	984
Miraca Holdings Inc	22,900	566
Mitsubishi Estate Co Ltd	56,400	955
Mitsubishi Heavy Industries Ltd	21,400	673
Mitsubishi UFJ Financial Group Inc	263,800	1,275
Mitsubishi UFJ Lease & Finance Co Ltd	129,900	734
Mizuho Financial Group Inc	267,900	362
Murata Manufacturing Co Ltd	12,400	642
NET One Systems Co Ltd	2,671	56
Nippon Building Fund Inc, Cl A ‡	1	7
Nippon Express Co Ltd	8,600	408
Nippon Paint Holdings Co Ltd	1,600	72
Nippon Prologis Inc ‡	11	30
Nippon Shinyaku Co Ltd	500	37
Nippon Soda Co Ltd	6,600	169
Nippon Steel Corp	177,900	1,959
Nippon Telegraph & Telephone Corp	288,008	6,718
Nippon Television Holdings Inc	100,800	1,208
Nippon Yusen KK	93,300	1,320
Nishi-Nippon Financial Holdings Inc	19,700	111
Nissan Motor Co Ltd	225,800	959
Nitto Denko Corp	9,500	470
NOK Corp	74,800	951
Nomura Holdings Inc	608,500	2,673
Nomura Real Estate Holdings Inc	23,300	502
Nomura Real Estate Master Fund Inc	39	62
Nomura Research Institute Ltd	3,200	70
North Pacific Bank Ltd	62,600	117
NSK Ltd	21,400	163
Obayashi Corp	67,800	676
Obic Co Ltd	400	48
Omron Corp	1,300	68
Oracle Corp Japan *	1,303	100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Organo Corp	233	$14
Oriental Land Co Ltd/Japan	900	102
Osaka Gas Co Ltd	53,500	855
Persol Holdings Co Ltd	90,200	1,196
Recruit Holdings Co Ltd	4,900	166
Ricoh Leasing Co Ltd	1,200	41
Seiko Epson Corp	132,400	1,855
Sekisui House Ltd	6,500	126
SG Holdings Co Ltd	3,393	66
Shimachu Co Ltd	25,700	625
Shin-Etsu Chemical Co Ltd	300	33
SMC Corp/Japan	200	78
Sony Corp	200	13
SUMCO Corp	2,300	34
Sumitomo Electric Industries Ltd	197,500	2,323
Sumitomo Mitsui Financial Group Inc	73,300	2,363
Sumitomo Mitsui Trust Holdings Inc	62,100	2,103
Sumitomo Rubber Industries Ltd	28,200	290
Sushiro Global Holdings Ltd	596	42
Systena Corp	1,761	22
Taiyo Nippon Sanso Corp	800	14
Takashimaya Co Ltd	55,200	509
Teijin Ltd	18,100	295
Toho Holdings Co Ltd	28,700	537
Tokyo Electron Ltd	1,000	206
Toppan Printing Co Ltd	2,200	38
Tsuruha Holdings Inc	300	34
UACJ Corp	9,400	160
Welcia Holdings Co Ltd	400	23
West Japan Railway Co	3,800	265
World Co Ltd	724	13
Xebio Holdings Co Ltd	40,200	363
Yamada Denki Co Ltd *	474,200	2,270
Yamaha Motor Co Ltd	44,500	702
Yamato Holdings Co Ltd	130,000	2,029
Yaskawa Electric Corp	200	6
		85,880
Luxembourg — 0.2%
Trinseo SA	48,400	1,059
Malaysia — 0.1%
Carlsberg Brewery Malaysia Bhd	5,206	40
FGV Holdings Bhd *	393,300	107
MBM Resources Bhd	17,100	14
Nestle Malaysia Bhd	2,074	70
RHB Bank Bhd	293,200	386
Telekom Malaysia Bhd	121,070	106
		723
Mexico — 0.4%
Banco del Bajio SA	188,065	293
Controladora Vuela Cia de Aviacion SAB de CV ADR *	10,097	101

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fibra Uno Administracion SA de CV	16,700	$25
Gruma SAB de CV, Cl B	10,060	97
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	18,264	197
Grupo Aeroportuario del Sureste SAB de CV, Cl B	650	11
Grupo Financiero Banorte SAB de CV, Cl O	153,200	833
Kimberly-Clark de Mexico SAB de CV, Cl A	58,355	110
Qualitas Controladora SAB de CV	76,143	325
Wal-Mart de Mexico SAB de CV	5,829	16
		2,008
Netherlands — 1.0%
Altice Europe NV *	11,338	60
ArcelorMittal SA	74,599	1,056
ASM International NV	636	73
ASML Holding NV	866	236
CNH Industrial NV	48,229	448
Galapagos NV *	420	87
Koninklijke Ahold Delhaize NV	33,100	770
Koninklijke Philips NV	162	7
NN Group NV	8,300	281
Randstad NV	249	13
Royal Dutch Shell PLC, Cl A	111,290	2,399
Wolters Kluwer NV	577	42
		5,472
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp Ltd	4,953	79
Ryman Healthcare Ltd	2,405	23
Z Energy Ltd	122,600	308
		410
Nigeria — 0.0%
Zenith Bank PLC	3,043,266	154
Norway — 0.1%
Austevoll Seafood ASA	35,800	313
Fjordkraft Holding ASA	2,839	22
		335
Pakistan — 0.0%
Engro Fertilizers Ltd	135,961	56
Philippines — 0.1%
DMCI Holdings Inc	1,824,900	190
First Gen Corp	127,200	46
First Philippine Holdings Corp	36,580	44
Globe Telecom Inc	4,742	165
LT Group Inc	219,978	38
PLDT Inc	11,873	231
		714
Poland — 1.2%
Alior Bank SA *	29,642	159
Bank Handlowy w Warszawie SA	37,721	509

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank Polska Kasa Opieki SA	61,081	$1,368
CCC SA	26,094	479
CD Projekt SA	630	44
getBACK SA *	158,863	–
Globe Trade Centre SA	29,861	69
Grupa Azoty SA *	31,318	162
Grupa Kety SA	3,398	315
Grupa Lotos SA	20,980	318
PGE Polska Grupa Energetyczna SA *	155,263	177
PLAY Communications SA	5,107	40
Powszechna Kasa Oszczednosci Bank Polski SA	169,141	1,345
Powszechny Zaklad Ubezpieczen SA	140,082	1,236
Stalexport Autostrady SA	217,207	166
Wawel SA	1,802	280
		6,667
Portugal — 0.0%
EDP - Energias de Portugal SA	7,733	36
Puerto Rico — 0.0%
OFG Bancorp	1,801	30
Qatar — 0.0%
Qatar Fuel QSC	318	2
Romania — 0.3%
BRD-Groupe Societe Generale SA	218,618	721
Fondul Proprietatea SA	2,270,139	659
OMV Petrom SA	6,779,528	549
		1,929
Russia — 1.0%
Detsky Mir PJSC	235,020	391
Inter RAO UES PJSC	1,318,920	103
LUKOIL PJSC	6,245	530
MMC Norilsk Nickel PJSC	7,311	2,182
MMC Norilsk Nickel PJSC ADR	5,513	167
Mobile TeleSystems PJSC ADR	10,909	106
Protek PJSC *	145,900	215
Sberbank of Russia PJSC	218,000	750
Sistema PJSFC	1,089,678	260
Sistema PJSFC GDR	6,360	29
TGC-1 PJSC, Cl 1	600,000,000	126
United Co RUSAL PLC *	1,064,140	499
X5 Retail Group NV GDR	16,802	528
		5,886
Saudi Arabia — 0.2%
Bank Al-Jazira	87,088	320
Etihad Etisalat Co *	56,079	338
Samba Financial Group	34,813	245
Saudia Dairy & Foodstuff Co	1,627	60
		963

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Singapore — 0.5%
Best World International Ltd	24,994	$24
CapitaLand Mall Trust ‡	217,200	355
China Yuchai International Ltd	3,200	40
DBS Group Holdings Ltd	17,500	303
Flex Ltd *	132,780	1,475
Mapletree Commercial Trust ‡	20,300	30
United Overseas Bank Ltd	17,200	304
Wilmar International Ltd	2,700	8
		2,539
Slovenia — 0.4%
Krka dd Novo mesto	13,355	1,027
Luka Koper	21,153	478
Telekom Slovenije DD	10,347	631
		2,136
South Africa — 0.3%
Anglo American Platinum Ltd	12,626	841
AngloGold Ashanti Ltd	195	3
Clicks Group Ltd	2,060	31
DataTec Ltd	15,630	30
Gold Fields Ltd	6,342	38
Impala Platinum Holdings Ltd *	83,783	659
Naspers Ltd, Cl N	364	56
Northam Platinum Ltd *	3,535	25
Old Mutual Ltd	91,552	92
Reinet Investments SCA	953	19
Sibanye Stillwater Ltd *	69,714	140
		1,934
South Korea — 2.2%
BGF retail Co Ltd	201	25
Chongkundang Holdings Corp	2,916	256
Coway Co Ltd	125	7
Dong Yang P&F Co Ltd	1,716	16
DongKook Pharmaceutical Co Ltd	2,290	158
HS Industries Co Ltd	26,941	241
Hyosung TNC Co Ltd	260	32
Hyundai Mobis Co Ltd	4,198	729
Hyundai Motor Co	6,027	571
iMarketKorea Inc	5,008	38
INTOPS Co Ltd	5,015	48
JB Financial Group Co Ltd	26,736	110
Kakao Corp	2,118	302
KB Financial Group Inc	3,538	113
Kia Motors Corp	22,923	680
KIWOOM Securities Co Ltd	4,452	241
KT&G Corp	13,644	949
LG Innotek Co Ltd	508	55
NCSoft Corp	72	38
Samsung Electronics Co Ltd	38,400	1,699
Samsung Electronics Co Ltd GDR	3,816	4,257

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Samsung Securities Co Ltd	588	$16
Samyang Foods Co Ltd	2,832	197
SK Hynix Inc	11,514	821
SK Telecom Co Ltd	3,400	594
Tovis Co Ltd	4,980	31
Vitzrocell Co Ltd	10,693	134
		12,358
Spain — 0.6%
Banco Santander SA	694,661	2,555
Cellnex Telecom SA *	2,473	120
Distribuidora Internacional de Alimentacion SA *	106,084	9
Ebro Foods SA	14,500	273
Endesa SA	12,800	327
Ferrovial SA	5,014	143
		3,427
Sweden — 0.7%
Assa Abloy AB, Cl B	369	8
Atlas Copco AB, Cl A	7,585	269
Atlas Copco AB, Cl B	126	4
Axfood AB	2,342	43
Epiroc AB, Cl A	4,479	51
Epiroc AB, Cl B	2,873	32
Evolution Gaming Group AB	3,957	144
Fortnox AB	1,538	29
Hennes & Mauritz AB, Cl B	14,678	264
Investor AB, Cl B	1,025	51
L E Lundbergforetagen AB, Cl B	765	31
Lindab International AB	2,443	29
Skanska AB, Cl B	14,198	306
SKF AB, Cl B	65,829	1,147
Swedish Match AB	7,620	442
Telia Co AB	292,098	1,146
		3,996
Switzerland — 1.1%
Adecco Group AG	3,442	184
Chocoladefabriken Lindt & Spruengli AG	10	78
Credit Suisse Group AG	166,322	1,869
Geberit AG	89	44
Givaudan SA	52	162
LEM Holding SA	22	28
Lonza Group AG	324	129
Partners Group Holding AG	160	138
Roche Holding AG	5,914	1,896
Sika AG	480	85
Sonova Holding AG	257	61
STMicroelectronics NV	6,005	163
Swatch Group AG/The, Cl B	2,592	598
Swiss Life Holding AG	846	385
Swiss Prime Site AG	645	77
Swiss Re AG	144	14

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zurich Insurance Group AG	391	$151
		6,062
Taiwan — 1.7%
Accton Technology Corp	18,018	96
Advantech Co Ltd	4,000	38
AU Optronics Corp	568,000	173
Chang Hwa Commercial Bank Ltd	47,620	36
Chia Chang Co Ltd	49,000	59
Chicony Electronics Co Ltd	20,858	56
Chicony Power Technology Co Ltd	71,092	137
Compeq Manufacturing Co Ltd	39,486	49
E.Sun Financial Holding Co Ltd	111,609	106
Eson Precision Ind Co Ltd	41,492	45
Fubon Financial Holding Co Ltd	543,000	785
Globalwafers Co Ltd	1,000	13
Hotai Motor Co Ltd	3,000	61
Hua Nan Financial Holdings Co Ltd	27,000	19
International Games System Co Ltd	37,000	735
La Kaffa International Co Ltd	3,000	14
MediaTek Inc	10,000	117
Mega Financial Holding Co Ltd	39,000	41
momo.com Inc	11,066	128
Novatek Microelectronics Corp	136,339	846
Pegatron Corp	158,227	319
Pou Chen Corp	353,000	393
Radiant Opto-Electronics Corp	30,594	97
Realtek Semiconductor Corp	120,530	874
SCI Pharmtech Inc	90,000	357
Taiwan Business Bank	890,000	349
Taiwan Cooperative Financial Holding Co Ltd	6,935	5
Taiwan Paiho Ltd	151,448	339
Taiwan Semiconductor Manufacturing Co Ltd	189,999	1,914
TOPBI International Holdings Ltd	31,000	76
Tripod Technology Corp	16,563	58
Unimicron Technology Corp	510,002	643
United Microelectronics Corp	524,000	255
Win Semiconductors Corp	2,000	17
Wiwynn Corp	2,984	69
Yuanta Financial Holding Co Ltd	700,000	439
Zhen Ding Technology Holding Ltd	20,314	76
		9,834
Thailand — 0.1%
Advanced Info Service PCL	2,000	13
Bangkok Bank PCL	59,300	249
Carabao Group PCL	8,688	20
Charoen Pokphand Foods PCL	266,500	226
Electricity Generating PCL	400	3
Gulf Energy Development PCL	3,800	20
Intouch Holdings PCL	1,700	3
Kiatnakin Bank PCL	156,500	309

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LPN Development PCL	214,901	$–
		843
Turkey — 0.5%
Aksigorta AS	42,561	43
Arcelik AS	155,459	463
Bagfas Bandirma Gubre Fabrikalari AS *	37,468	87
BIM Birlesik Magazalar AS	19,567	150
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,160,000	259
Enerjisa Enerji AS	8,186	10
Koza Altin Isletmeleri AS *	1,847	22
Migros Ticaret AS *	113,254	396
Pegasus Hava Tasimaciligi AS *	1,217	10
Turk Hava Yollari AO *	100,000	188
Turk Traktor ve Ziraat Makineleri AS	87,206	831
Turkiye Vakiflar Bankasi TAO, Cl D *	212,700	182
		2,641
United Arab Emirates — 0.1%
Emaar Development PJSC	139,859	137
Emaar Properties PJSC	457,994	432
		569
United Kingdom — 4.9%
3i Group PLC	2,200	29
Anglo American PLC	164	4
Ashmore Group PLC	14,925	88
Ashtead Group PLC	1,147	35
AstraZeneca PLC	142	13
Auto Trader Group PLC	36,305	241
AVEVA Group PLC	702	39
BAE Systems PLC	63,675	497
boohoo Group PLC *	26,586	99
BP PLC	554,618	2,855
CNH Industrial NV	135,344	1,251
Coca-Cola European Partners PLC	319	16
Dart Group PLC	3,419	54
Dialog Semiconductor PLC *	2,799	94
Dunelm Group PLC	6,979	97
easyJet PLC	5,601	80
Experian PLC	4,391	146
Ferguson PLC	1,162	101
Frasers Group PLC *	7,700	38
Future PLC	3,274	49
Games Workshop Group PLC	1,355	109
GlaxoSmithKline PLC	106,176	2,113
Globaltrans Investment PLC GDR	71,000	531
Go-Ahead Group PLC/The	1,636	41
Greggs PLC	3,526	94
GVC Holdings PLC	6,304	65
Halma PLC	1,525	38
Halyk Savings Bank of Kazakhstan JSC GDR	22,265	315
HSBC Holdings PLC	54,800	369

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Imperial Brands PLC	23,300	$468
JD Sports Fashion PLC	4,787	46
Kainos Group PLC	2,459	24
London Stock Exchange Group PLC	2,132	208
MD Medical Group Investments PLC GDR	43,000	207
Meggitt PLC	224,609	1,573
Melrose Industries PLC	19,738	54
Next PLC	47,979	3,748
Nova Ljubljanska Banka dd GDR	17,800	225
Pearson PLC	267,604	1,914
Polymetal International PLC	1,905	29
Polyus PJSC GDR	548	35
RELX PLC	258	6
Rentokil Initial PLC	9,504	59
Rightmove PLC	41,930	335
Rio Tinto PLC	39,722	1,865
Rostelecom PJSC ADR *	11,801	92
Sage Group PLC/The	1,313	12
Schroders PLC	106	4
Segro PLC ‡	11,081	116
Severn Trent	255	8
Smith & Nephew PLC	3,922	87
Smurfit Kappa Group PLC	679	22
Softcat PLC	5,102	69
Spirax-Sarco Engineering PLC	675	73
Spirent Communications PLC	18,134	48
SSE PLC	1,854	36
Standard Life Aberdeen PLC	11,477	41
Stock Spirits Group PLC	151,680	376
Tate & Lyle PLC	47,700	429
Telecom Plus PLC	1,430	25
Vistry Group PLC	5,504	91
Vodafone Group PLC	947,637	1,637
Weir Group PLC/The	77,838	1,317
WH Smith PLC	18,695	462
Wm Morrison Supermarkets PLC	549,580	1,206
WPP PLC	114,853	1,104
		27,552
United States — 46.8%
Communication Services — 2.8%
Activision Blizzard Inc	314	18
Alphabet Inc, Cl A *	1,534	2,054
Altice USA Inc, Cl A *	1,629	42
AMC Networks Inc, Cl A *	5,600	174
AT&T Inc	222,629	7,841
CenturyLink Inc	196,000	2,366
Charter Communications Inc, Cl A *	204	101
Comcast Corp, Cl A	20,900	845
DISH Network Corp, Cl A *	47	2
EverQuote Inc, Cl A *	339	14
Gogo Inc *	2,453	9

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Broadband Corp, Cl C *	851	$107
Liberty Media Corp-Liberty SiriusXM, Cl A *	390	17
Liberty Media Corp-Liberty SiriusXM, Cl C *	373	17
Live Nation Entertainment Inc *	25	1
Sirius XM Holdings Inc	7,302	46
Take-Two Interactive Software Inc *	768	83
Verizon Communications Inc	23,100	1,251
ViacomCBS Inc, Cl B	30,000	738
Zillow Group Inc, Cl C *	522	29
		15,755
Consumer Discretionary — 9.1%
Adient PLC *	73,565	1,760
Advance Auto Parts Inc	25,300	3,364
Aptiv PLC	21,395	1,671
Aramark	636	22
Asbury Automotive Group Inc *	665	59
AutoZone Inc *	6,324	6,530
Beazer Homes USA Inc *	50,320	617
Best Buy Co Inc	7,599	575
Brinker International Inc	1,425	49
Buckle Inc/The	1,125	26
CarMax Inc *	1,166	102
Carnival Corp, Cl A	77,000	2,576
Chipotle Mexican Grill Inc, Cl A *	248	192
Crocs Inc *	2,799	73
Dana Inc	91,180	1,311
Darden Restaurants Inc	3,200	312
Deckers Outdoor Corp *	1,157	201
Designer Brands Inc, Cl A	96,800	1,308
Dick's Sporting Goods Inc	2,495	91
Dillard's Inc, Cl A	424	24
Dollar General Corp	2,100	316
Dollar Tree Inc *	87	7
DR Horton Inc	4,812	256
eBay Inc	3,066	106
Everi Holdings Inc *	2,156	22
Expedia Group Inc	126	12
Fiat Chrysler Automobiles NV	137,070	1,705
Ford Motor Co	42,800	298
Garmin Ltd	1,916	169
General Motors Co	74,530	2,273
Gentex Corp	110,460	2,949
Goodyear Tire & Rubber Co/The	106,140	1,028
Group 1 Automotive Inc	657	56
Hasbro Inc	601	46
Hibbett Sports Inc *	743	15
Hilton Worldwide Holdings Inc	153	15
Kohl's Corp	68,441	2,680
Kontoor Brands Inc	1,754	59
Lithia Motors Inc, Cl A	811	97
Lowe's Cos Inc	10,234	1,091

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
M/I Homes Inc *	20,430	$761
Malibu Boats Inc, Cl A *	629	28
Marriott International Inc/MD, Cl A	82	10
Meritage Homes Corp *	1,473	93
MGM Resorts International	1,983	49
Murphy USA Inc *	1,116	109
Newell Brands Inc	130,000	2,006
NIKE Inc, Cl B	13,533	1,210
NVR Inc *	93	341
O'Reilly Automotive Inc *	7,248	2,672
Perdoceo Education Corp *	1,786	27
PulteGroup Inc	9,447	380
Rent-A-Center Inc/TX, Cl A	3,212	68
RH *	625	113
Roku Inc, Cl A *	1,027	117
Ross Stores Inc	2,103	229
Sleep Number Corp *	1,194	53
Sonic Automotive Inc, Cl A	857	24
Starbucks Corp	1,460	115
Tapestry Inc	70,200	1,646
Target Corp	14,438	1,487
Taylor Morrison Home Corp, Cl A *	64,730	1,458
Tempur Sealy International Inc *	689	52
Tenneco Inc, Cl A *	109,420	1,003
Tesla Inc *	87	58
TJX Cos Inc/The	30,121	1,801
TopBuild Corp *	1,213	123
Tractor Supply Co	1,529	135
Universal Electronics Inc *	487	21
VF Corp	3,409	245
Whirlpool Corp	6,180	790
Winnebago Industries Inc	1,104	57
WW International Inc *	1,725	52
Zumiez Inc *	618	16
		51,412
Consumer Staples — 2.8%
Altria Group Inc	12,700	513
Boston Beer Co Inc/The, Cl A *	102	38
Brown-Forman Corp, Cl B	2,590	159
Campbell Soup Co	844	38
Colgate-Palmolive Co	13,600	919
Conagra Brands Inc	88,900	2,373
Costco Wholesale Corp	563	158
elf Beauty Inc *	724	11
Estee Lauder Cos Inc/The, Cl A	752	138
General Mills Inc	7,196	353
Hershey Co/The	1,957	282
JM Smucker Co/The	4,400	453
Kellogg Co	5,500	333
Kimberly-Clark Corp	5,071	665
Kroger Co/The	153,300	4,312

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lamb Weston Holdings Inc	139	$12
McCormick & Co Inc/MD	76	11
PepsiCo Inc	13,370	1,765
Performance Food Group Co *	3,977	169
Pilgrim's Pride Corp *	2,197	46
Procter & Gamble Co/The	6,376	722
Sanderson Farms Inc	806	100
Sysco Corp	2,622	175
Tyson Foods Inc, Cl A	9,485	643
Walgreens Boots Alliance Inc	5,700	261
Walmart Inc	10,767	1,159
		15,808
Energy — 1.7%
Baker Hughes Co, Cl A	121,000	1,947
Devon Energy Corp	81,700	1,327
Murphy Oil Corp	49,000	923
Noble Energy Inc	123,500	1,955
ONEOK Inc	2,090	140
PBF Energy Inc, Cl A	63,080	1,412
Phillips 66	6,001	449
Renewable Energy Group Inc *	35,313	934
Valero Energy Corp	4,374	290
World Fuel Services Corp	2,519	71
		9,448
Financials — 7.8%
Aflac Inc	117,881	5,051
Alleghany Corp *	11	7
Allstate Corp/The	8,985	946
Ally Financial Inc	171,877	4,309
American Financial Group Inc/OH	3,800	351
American International Group Inc	66,929	2,822
Ameriprise Financial Inc	123	17
Annaly Capital Management Inc ‡	42,300	375
Aon PLC	115	24
Arthur J Gallagher & Co	240	23
Artisan Partners Asset Management Inc, Cl A	2,076	59
Assurant Inc	517	62
Bank of America Corp	99,500	2,836
Berkshire Hathaway Inc, Cl B *	2,800	578
Blackstone Group Inc/The, Cl A	2,745	148
Brown & Brown Inc	2,021	87
Capital One Financial Corp	120	11
Cincinnati Financial Corp	1,102	103
CME Group Inc, Cl A	7,965	1,584
Cohen & Steers Inc	847	53
E*TRADE Financial Corp	56,000	2,564
Enova International Inc *	1,307	25
Equitable Holdings Inc	128,032	2,740
Erie Indemnity Co, Cl A	196	28
Everest Re Group Ltd	25	6
FactSet Research Systems Inc	3,225	858

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Federated Hermes Inc, Cl B	3,669	$106
Fidelity National Financial Inc	1,529	59
Globe Life Inc	789	73
Goldman Sachs Group Inc/The	19,253	3,865
Hartford Financial Services Group Inc/The	16,802	839
Investors Bancorp Inc	28,300	298
JPMorgan Chase & Co	3,700	430
KeyCorp	3,675	60
KKR & Co Inc	2,981	85
Lincoln National Corp	55,100	2,501
LPL Financial Holdings Inc	887	71
MarketAxess Holdings Inc	406	132
Moody's Corp	12,770	3,065
MSCI Inc, Cl A	6,913	2,042
Nasdaq Inc	1,032	106
Navient Corp	7,771	87
OneMain Holdings Inc, Cl A	2,259	83
PNC Financial Services Group Inc/The	737	93
Popular Inc	1,095	53
Principal Financial Group Inc	8	–
Progressive Corp/The	2,933	215
Regions Financial Corp	1,260	17
RenaissanceRe Holdings Ltd	439	75
S&P Global Inc	3,649	970
Starwood Property Trust Inc ‡	12,600	280
T Rowe Price Group Inc	6,315	745
US Bancorp	34,850	1,618
Victory Capital Holdings Inc, Cl A	579	11
Voya Financial Inc	122	6
Wells Fargo & Co	9,400	384
Willis Towers Watson PLC	230	44
WR Berkley Corp	1,258	85
		44,165
Health Care — 5.9%
Alnylam Pharmaceuticals Inc *	131	15
Amedisys Inc *	533	93
AmerisourceBergen Corp, Cl A	43,900	3,702
Amgen Inc	2,700	539
Baxter International Inc	875	73
Becton Dickinson and Co	6,929	1,648
Biogen Inc *	359	111
Boston Scientific Corp *	1,412	53
Bristol-Myers Squibb Co	27,063	1,598
Chemed Corp	636	266
CVS Health Corp	51,650	3,056
DaVita Inc *	1,312	102
DENTSPLY SIRONA Inc	59	3
DexCom Inc *	479	132
Edwards Lifesciences Corp *	573	117
Eli Lilly & Co	25,120	3,168
Gilead Sciences Inc	5,800	402

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HCA Healthcare Inc	3,368	$428
Humana Inc *	378	121
IDEXX Laboratories Inc *	3,047	776
Insulet Corp *	271	51
Intuitive Surgical Inc *	438	234
Johnson & Johnson	21,175	2,847
Karyopharm Therapeutics Inc *	1,908	31
McKesson Corp	4,495	629
Medpace Holdings Inc *	1,013	91
Medtronic PLC	304	31
Merck & Co Inc	61,361	4,698
Mettler-Toledo International Inc *	1,288	904
National Research Corp, Cl A	316	17
Neurocrine Biosciences Inc *	106	10
Pfizer Inc	25,400	849
ResMed Inc	1,350	215
STERIS PLC	178	28
UnitedHealth Group Inc	21,226	5,412
Varian Medical Systems Inc *	7,173	882
Veeva Systems Inc, Cl A *	30	4
Zoetis Inc, Cl A	1,370	183
		33,519
Industrials — 6.5%
Advanced Drainage Systems Inc	1,740	73
Allegion PLC	271	31
Allison Transmission Holdings Inc, Cl A	7,800	317
American Airlines Group Inc	67,610	1,288
AMETEK Inc	104	9
ArcBest Corp	60	1
Arconic Inc	15,890	466
Atkore International Group Inc *	2,059	76
Atlas Air Worldwide Holdings Inc *	86,280	2,305
BMC Stock Holdings Inc *	2,618	64
Brady Corp, Cl A	1,996	94
Builders FirstSource Inc *	4,443	101
CH Robinson Worldwide Inc	54,278	3,740
Cimpress PLC *	845	98
Cintas Corp	651	174
Copart Inc *	5,860	495
CoStar Group Inc *	262	175
CSX Corp	323	23
Cummins Inc	202	31
Dover Corp	107	11
Enphase Energy Inc *	3,437	168
Equifax Inc	737	105
Fluor Corp	94,250	878
Fortune Brands Home & Security Inc	1,376	85
Foundation Building Materials Inc *	627	10
FTI Consulting Inc *	1,482	167
Generac Holdings Inc *	2,553	263
Graco Inc	22,650	1,117

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Great Lakes Dredge & Dock Corp *	3,930	$38
HEICO Corp	201	22
HEICO Corp, Cl A	384	34
Herman Miller Inc	2,234	76
Huntington Ingalls Industries Inc	142	29
IDEX Corp	106	16
IHS Markit Ltd	1,797	128
Jacobs Engineering Group Inc	761	70
Johnson Controls International PLC	1,341	49
Kansas City Southern	131	20
L3Harris Technologies Inc	470	93
Lockheed Martin Corp	284	105
Manitowoc Co Inc/The *	35,530	443
MasTec Inc *	2,233	110
Meritor Inc *	109,610	2,487
Middleby Corp/The *	7,490	837
MSC Industrial Direct Co Inc, Cl A	17,500	1,082
Northrop Grumman Corp	2,565	843
Old Dominion Freight Line Inc	523	101
Owens Corning	191	11
Parker-Hannifin Corp	27,516	5,084
Raytheon Co	3,332	628
Robert Half International Inc	22,412	1,130
Saia Inc *	989	86
Southwest Airlines Co	80,509	3,719
Spartan Motors Inc	1,202	18
Teledyne Technologies Inc *	387	131
TransDigm Group Inc *	310	173
TransUnion	1,336	119
Union Pacific Corp	20,031	3,201
United Parcel Service Inc, Cl B	8,200	742
United Rentals Inc *	441	58
United Technologies Corp	10,250	1,339
Verisk Analytics Inc, Cl A	1,224	190
Wabash National Corp	77,210	848
Waste Connections Inc	43	4
Waste Management Inc	534	59
WW Grainger Inc	1,393	387
XPO Logistics Inc *	105	8
		36,883
Information Technology — 6.9%
Accenture PLC, Cl A	506	91
Adobe Inc *	467	161
Advanced Micro Devices Inc *	1,377	63
Akamai Technologies Inc *	1,297	112
Amdocs Ltd	13,800	880
Amkor Technology Inc *	3,789	40
Amphenol Corp, Cl A	76	7
Analog Devices Inc	11,035	1,203
ANSYS Inc *	854	207
Apple Inc	7,948	2,173

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Applied Materials Inc	2,570	$149
Automatic Data Processing Inc	526	81
Black Knight Inc *	656	44
Booz Allen Hamilton Holding Corp, Cl A	901	64
Broadridge Financial Solutions Inc	1,031	108
CACI International Inc, Cl A *	2,705	663
Cadence Design Systems Inc *	969	64
Cardtronics PLC *	1,505	55
CDK Global Inc	3,500	161
CDW Corp/DE	2,044	233
Ciena Corp *	2,114	81
Cisco Systems Inc	10,600	423
CyberArk Software Ltd *	1,189	124
Dell Technologies Inc, Cl C *	344	14
Diebold Nixdorf Inc *	1,813	13
DocuSign Inc, Cl A *	880	76
DXC Technology Co	130,290	3,141
EPAM Systems Inc *	493	110
EVERTEC Inc	2,225	66
Fair Isaac Corp *	1,030	387
Fiserv Inc *	1,413	155
FleetCor Technologies Inc *	47	12
Gartner Inc *	579	75
Global Payments Inc	1,732	319
Hewlett Packard Enterprise Co	110,500	1,413
HP Inc	6,674	139
Ichor Holdings Ltd *	757	22
Insight Enterprises Inc *	1,242	68
Intel Corp	102,799	5,707
International Business Machines Corp	33,500	4,360
Intuit Inc	2,641	702
Jabil Inc	3,267	105
Juniper Networks Inc	14,100	299
Keysight Technologies Inc *	5,644	535
KLA Corp	1,586	244
Lam Research Corp	2,224	653
Lattice Semiconductor Corp *	4,711	85
Leidos Holdings Inc	1,100	113
Marvell Technology Group Ltd	4,443	95
Mastercard Inc, Cl A	9,602	2,787
Micron Technology Inc *	614	32
Microsoft Corp	14,665	2,376
Motorola Solutions Inc	1,232	204
NetApp Inc	727	34
Okta Inc, Cl A *	191	24
Oracle Corp	47,115	2,330
Paycom Software Inc *	457	129
PayPal Holdings Inc *	286	31
Perficient Inc *	1,194	49
Qorvo Inc *	894	90
QUALCOMM Inc	29,000	2,271
Seagate Technology PLC	10,579	507

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ServiceNow Inc *	46	$15
Skyworks Solutions Inc	417	42
Snap Inc, Cl A *	829	12
SolarEdge Technologies Inc *	389	49
SS&C Technologies Holdings Inc	115	6
Synaptics Inc *	1,037	68
Synopsys Inc *	914	126
Tech Data Corp *	1,307	186
Teradyne Inc	7,220	424
TTEC Holdings Inc	653	24
Tyler Technologies Inc *	292	92
Ubiquiti Inc	677	92
VeriSign Inc *	1,545	293
Western Digital Corp	2,263	126
Western Union Co/The	26,198	587
		39,101
Materials — 2.3%
AdvanSix Inc *	50,040	727
Air Products & Chemicals Inc	276	61
Avery Dennison Corp	35	4
Ball Corp	853	60
Celanese Corp, Cl A	190	18
Commercial Metals Co	4,321	79
Crown Holdings Inc *	1,549	109
Ecolab Inc	4,817	869
FMC Corp	209	20
Huntsman Corp	68,620	1,300
Koppers Holdings Inc *	602	13
Linde PLC	5,850	1,117
Martin Marietta Materials Inc	259	59
Newmont Corp	338	15
Packaging Corp of America	41,231	3,736
Reliance Steel & Aluminum Co	23,255	2,379
RPM International Inc	890	57
Scotts Miracle-Gro Co/The, Cl A	672	71
Sherwin-Williams Co/The	3,241	1,675
Silgan Holdings Inc	8,800	252
Vulcan Materials Co	142	17
		12,638
Real Estate — 0.5%
Apple Hospitality REIT Inc ‡	23,900	313
Brandywine Realty Trust ‡	26,300	357
Brixmor Property Group Inc ‡	20,000	364
CBRE Group Inc, Cl A *	1,046	59
Equinix Inc ‡	134	77
Equity LifeStyle Properties Inc ‡	815	56
Extra Space Storage Inc ‡	117	12
Invitation Homes Inc ‡	4,532	130
Jones Lang LaSalle Inc	191	28
Kimco Realty Corp ‡	2,554	44
Medical Properties Trust Inc ‡	347	7

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mid-America Apartment Communities Inc ‡	815	$105
National Health Investors Inc ‡	2,500	204
Prologis Inc ‡	1,475	124
SBA Communications Corp, Cl A ‡	146	39
Sun Communities Inc ‡	874	134
VEREIT Inc ‡	58,557	507
WP Carey Inc ‡	256	20
		2,580
Utilities — 0.5%
Alliant Energy Corp	194	10
American Water Works Co Inc	501	62
Atmos Energy Corp	85	9
Edison International	611	41
Entergy Corp	6,867	803
Essential Utilities Inc	576	25
Exelon Corp	24,800	1,069
FirstEnergy Corp	8,942	398
NextEra Energy Inc	843	213
OGE Energy Corp	4,031	153
Public Service Enterprise Group Inc	32	2
Sempra Energy	519	72
Southern Co/The	1,502	91
WEC Energy Group Inc	260	24
Xcel Energy Inc	318	20
		2,992
		264,301
Total Common Stock
(Cost $567,808) ($ Thousands)		537,035

PREFERRED STOCK (A) — 0.3%
Brazil — 0.2%
Banco do Estado do Rio Grande do Sul SA	132,701	526
Randon SA Implementos e Participacoes	160,000	410
		936
Germany — 0.0%
Sartorius AG	59	14
Russia — 0.1%
Surgutneftegas PJSC	1,323,228	645
South Korea — 0.0%
Samsung Electronics Co Ltd	2,924	109
Total Preferred Stock
(Cost $2,133) ($ Thousands)		1,704

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	7,001,506	$7,002
Total Cash Equivalent
(Cost $7,002) ($ Thousands)		7,002

Total Investments in Securities — 96.5%
(Cost $576,943) ($ Thousands)		$545,741

	Contracts
PURCHASED OPTIONS* — 0.0%
Total Purchased Options (B)
(Cost $24) ($ Thousands)	23,198,000	$2

A list of the exchange traded options held by the Fund at February 29, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
March 20 Call AUD Put USD*	23,198,900	$15,123	$0.66	3/21/2020	$2
Total Purchased Options		$15,123			$2

A list of open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
Euro STOXX 50	125	Mar-2020	$5,180	$4,550	$(587)
FTSE 100 Index	22	Mar-2020	2,140	1,835	(259)
Hang Seng Index	23	Apr-2020	3,942	3,862	(80)
MSCI Emerging Markets	(513)	Mar-2020	(28,141)	(25,876)	2,265
MSCI Singapore Index	54	Apr-2020	1,404	1,331	(75)
OMX Stockholm 30	52	Mar-2020	1,001	896	(111)
S&P 500 Index E-MINI	366	Mar-2020	58,222	54,005	(4,217)
S&P TSX 60 Index	71	Mar-2020	10,939	10,274	(443)
SPI 200 Index	71	Mar-2020	8,247	7,295	(462)
TOPIX Index	(298)	Mar-2020	(46,757)	(41,427)	5,707
			$16,177	$16,745	$1,738

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at February 29, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/30/20	USD	538	NZD	848	$(12)
Brown Brothers Harriman	03/30/20	NZD	721	USD	457	10
Brown Brothers Harriman	03/30/20	USD	1,177	NOK	10,987	(17)
Brown Brothers Harriman	03/30/20	SGD	123	USD	88	—
Brown Brothers Harriman	03/30/20	SGD	1,790	USD	1,280	(3)
Brown Brothers Harriman	03/30/20	USD	2,422	SGD	3,389	7
Brown Brothers Harriman	03/30/20	USD	37	SGD	52	—
Brown Brothers Harriman	03/30/20	USD	3,569	DKK	24,515	42
Brown Brothers Harriman	03/30/20	USD	23	DKK	155	—
Brown Brothers Harriman	03/30/20	NOK	4,857	USD	519	6
Brown Brothers Harriman	03/30/20	USD	5,246	SEK	50,987	21
Brown Brothers Harriman	03/30/20	USD	40	SEK	388	—
Brown Brothers Harriman	03/30/20	AUD	5,794	USD	3,821	84
Brown Brothers Harriman	03/30/20	USD	6,731	HKD	52,476	3
Brown Brothers Harriman	03/30/20	USD	31	HKD	240	—
Brown Brothers Harriman	03/30/20	CHF	7,527	USD	7,720	(75)
Brown Brothers Harriman	03/30/20	HKD	3,572	USD	458	—
Brown Brothers Harriman	03/30/20	HKD	5,925	USD	760	—
Brown Brothers Harriman	03/30/20	DKK	120	USD	18	—
Brown Brothers Harriman	03/30/20	DKK	11,061	USD	1,612	(17)
Brown Brothers Harriman	03/30/20	CAD	12,257	USD	9,228	96
Brown Brothers Harriman	03/30/20	USD	13,237	AUD	19,997	(338)
Brown Brothers Harriman	03/30/20	USD	17,958	CHF	17,525	190
Brown Brothers Harriman	03/30/20	USD	19,857	CAD	26,351	(224)
Brown Brothers Harriman	03/30/20	GBP	24,254	USD	31,380	380
Brown Brothers Harriman	03/30/20	GBP	787	USD	1,005	—
Brown Brothers Harriman	03/30/20	USD	718	GBP	562	—
Brown Brothers Harriman	03/30/20	USD	33,140	GBP	25,615	(402)
Brown Brothers Harriman	03/30/20	SEK	240	USD	25	—
Brown Brothers Harriman	03/30/20	SEK	48,592	USD	5,000	(20)
Brown Brothers Harriman	03/30/20	USD	55,621	JPY	6,131,140	1,316
Brown Brothers Harriman	03/30/20	EUR	1,979	USD	2,178	—
Brown Brothers Harriman	03/30/20	EUR	56,762	USD	61,735	(714)
Brown Brothers Harriman	03/30/20	USD	62,317	EUR	57,297	721
Brown Brothers Harriman	03/30/20	USD	2,133	EUR	1,938	(1)
Brown Brothers Harriman	03/30/20	JPY	11,152,850	USD	100,976	(2,594)
						$(1,541)

Percentages are based on Net Assets of $565,245 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	There is currently no rate available.
(B)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
DKK — Danish Krone
EUR — Euro
FTSE— Financial Times and Stock Exchange
GBP — British Pound Sterling
GDR — Global Depositary Receipt
HKD — Hong Kong Dollar

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

World Select Equity Fund (Concluded)

JPY — Japanese Yen
JSC — Joint Stock Company
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NOK — Norwegian Krone
NZD — New Zealand Dollar
PJSC — Public Joint Stock Company
PLC — Public Limited Company
S&P— Standard & Poor's
SEK — Swedish Krona
SGD — Singapore Dollar
SPI — Share Price Index
TOPIX — Tokyo Price Index
TSX — Toronto Stock Exchange
USD — United States Dollar

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	534,474	2,561	–	537,035
Preferred Stock	1,704	–	–	1,704
Cash Equivalent	7,002	–	–	7,002
Total Investments in Securities	543,180	2,561	–	545,741

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	2	–	–	2
Futures Contracts*
Unrealized Appreciation	7,972	–	–	7,972
Unrealized Depreciation	(6,234)	–	–	(6,234)
Forwards Contracts*
Unrealized Appreciation	–	2,876	–	2,876
Unrealized Depreciation	–	(4,417)	–	(4,417)
Total Other Financial Instruments	1,740	(1,541)	–	199

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2020 there were no transfers in and out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$13,998	$137,570	$(144,566)	$—	$—	$7,002	7,001,506	$131	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.9%
Argentina — 1.2%
Banco Macro SA ADR	12,350	$358
Cablevision Holding SA GDR *	76,426	306
Corp America Airports SA *	266,076	1,136
Globant SA *	17,380	1,964
Grupo Financiero Galicia SA ADR	119,277	1,508
Grupo Supervielle SA ADR	279,898	750
IRSA Propiedades Comerciales SA ADR	1,698	20
MercadoLibre Inc *	9,812	6,045
YPF SA ADR	30,590	244
		12,331
Austria — 0.1%
IMMOFINANZ	60,163	1,537
Bangladesh — 0.4%
BRAC Bank Ltd *	5,607,501	2,462
GrameenPhone Ltd	79,088	257
Square Pharmaceuticals Ltd	463,286	1,050
		3,769
Brazil — 4.2%
Ambev SA	329,800	1,058
Banco do Brasil SA	426,954	4,385
Banco Santander Brasil SA	147,900	1,280
BR Properties *	332,200	995
CCR SA	245,900	881
Cielo SA	343,700	517
Cosan SA	102,700	1,653
CPFL Energia	146,800	1,137
Cyrela Brazil Realty SA Empreendimentos e Participacoes	233,800	1,510
Engie Brasil Energia SA	37,000	391
Gerdau SA ADR	211,289	790
Hapvida Participacoes e Investimentos SA	184,400	2,232
Hypera SA	95,400	725
Iochpe Maxion	97,100	417
JBS SA	688,700	3,419
Linx SA	50,160	347
Locaweb Servicos de Internet *	177,048	832
Lojas Renner SA	213,260	2,470
Minerva SA/Brazil *	248,768	628
Movida Participacoes SA	533,907	2,107
MRV Engenharia e Participacoes SA	70,300	299
Notre Dame Intermedica Participacoes SA	177,800	2,424
Petrobras Distribuidora	140,600	800
Petroleo Brasileiro ADR, Cl A	219,700	2,474
Porto Seguro SA	50,405	668
Qualicorp Consultoria e Corretora de Seguros SA	134,500	1,005
Sul America SA	36,800	435
Telefonica Brasil SA ADR	153,500	1,831
TOTVS SA	75,098	1,170
Vale SA ADR, Cl B	293,352	2,881

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Via Varejo SA *	215,000	$654
YDUQS Part	167,600	1,867
		44,282
Canada — 0.5%
Dundee Precious Metals Inc	256,062	1,001
First Quantum Minerals Ltd	230,436	1,703
Gran Tierra Energy Inc *	1,678,670	1,288
Parex Resources Inc *	73,750	1,009
		5,001
Chile — 0.7%
Banco Santander Chile	9,503,760	423
Enel Chile	8,240,923	733
Parque Arauco SA	205,192	420
Plaza SA	136,870	232
SMU SA	4,073,721	607
Sociedad Quimica y Minera de Chile SA ADR	112,178	3,071
Vina Concha y Toro SA	877,180	1,449
		6,935
China — 12.6%
Alibaba Group Holding Ltd ADR *	157,881	32,839
Autobio Diagnostics Co Ltd, Cl A	120,284	2,072
Baidu Inc ADR *	23,700	2,844
By-health Co Ltd, Cl A	733,800	1,721
China Communications Construction Co Ltd, Cl H	1,656,000	1,232
China Conch Venture Holdings Ltd	318,500	1,549
China Construction Bank Corp, Cl H	19,270,000	15,514
China International Travel Service Corp Ltd, Cl A	261,067	2,936
China Medical System Holdings Ltd	1,552,000	1,912
China Mobile Ltd	210,000	1,652
China Mobile Ltd ADR	67,909	2,704
China Petroleum & Chemical Corp ADR	15,920	821
China Petroleum & Chemical Corp, Cl H	3,846,000	1,982
China Railway Construction Corp Ltd, Cl H	1,261,000	1,436
Chongqing Zhifei Biological Products Co Ltd, Cl A	175,100	1,508
Country Garden Holdings Co Ltd	1,082,000	1,422
Daqin Railway Co Ltd, Cl A	971,045	983
Dongfeng Motor Group Co Ltd, Cl H	1,220,000	955
Focus Media Information Technology, Cl A	1,981,300	1,504
Focus Media Information Technology Co Ltd, Cl A	689,200	523
Fosun International Ltd	1,121,500	1,416
Gree Electric Appliances Inc of Zhuhai, Cl A	110,800	959
Guangzhou R&F Properties Co Ltd	660,800	1,020
Hangzhou Robam Appliances Co Ltd, Cl A	328,284	1,457
Hangzhou Tigermed Consulting Co Ltd, Cl A	184,900	2,037
HLA, Cl A	985,700	963
Huami ADR *	69,328	985
Huaxin Cement, Cl A	123,000	431

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inner Mongolia Yili Industrial Group Co Ltd, Cl A	518,073	$2,133
JD.com Inc ADR *	73,800	2,842
Kweichow Moutai Co Ltd, Cl A	22,900	3,447
Li Ning Co Ltd	298,500	790
Momo Inc ADR	51,600	1,451
NetEase Inc ADR	13,757	4,384
New Oriental Education & Technology Group Inc ADR *	30,165	3,858
Ping An Insurance Group Co of China Ltd, Cl A	34,800	385
Ping An Insurance Group Co of China Ltd, Cl H	981,000	10,877
Shenzhen Overseas Chinese Town, Cl A	756,400	707
Shenzhou International Group Holdings Ltd	355,000	4,273
Sinopharm Group Co Ltd, Cl H	915,200	2,810
Vipshop Holdings Ltd ADR *	173,900	2,231
Weichai Power Co Ltd, Cl H	325,000	648
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	354,700	1,707
Wuliangye Yibin, Cl A	47,579	836
Zhejiang Expressway Co Ltd, Cl H	2,664,000	1,999
Zhejiang Weixing New Building Materials, Cl A	452,600	770
		133,525
Colombia — 0.7%
Avianca Holdings SA ADR	371,603	1,364
Bancolombia SA ADR, Cl R	71,650	3,402
Canacol Energy Ltd	430,406	1,371
CEMEX Latam Holdings SA *	481,257	486
Corp Financiera Colombiana SA *	679	6
Ecopetrol SA	339,575	297
Grupo Nutresa SA	108,440	716
		7,642
Czech Republic — 0.2%
CEZ AS	19,095	364
Moneta Money Bank	479,085	1,583
		1,947
Egypt — 0.8%
Cleopatra Hospital *	2,000,000	672
Commercial International Bank Egypt SAE	548,749	2,900
Commercial International Bank Egypt SAE GDR	86,231	409
Credit Agricole Egypt SAE	559,780	1,504
Egyptian Financial Group-Hermes Holding Co	578,660	535
Emaar Misr for Development SAE *	9,394,391	1,585
Palm Hills Developments SAE *	14,824,649	1,331
		8,936
Germany — 0.1%
Delivery Hero SE *	12,622	949

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ghana — 0.0%
Scancom PLC	1,623,950	$210
Greece — 0.5%
JUMBO SA	120,781	1,888
Motor Oil Hellas Corinth Refineries SA	46,313	754
National Bank of Greece SA *	395,560	881
OPAP SA	183,870	1,963
		5,486
Hong Kong — 11.1%
Agile Group Holdings Ltd	618,000	864
Agricultural Bank of China Ltd, Cl H	4,258,000	1,695
AIA Group Ltd	838,840	8,226
Anhui Conch Cement Co Ltd, Cl H	967,000	7,053
ANTA Sports Products Ltd	362,758	2,922
BAIC Motor Corp Ltd, Cl H	3,293,500	1,615
Bank of China Ltd, Cl H	11,433,000	4,497
China Everbright International Ltd	1,377,000	912
China Mengniu Dairy Co Ltd	853,000	3,050
China Overseas Grand Oceans Group Ltd	3,898,000	2,667
China Overseas Property Holdings Ltd	4,095,000	3,291
China Yongda Automobiles Services Holdings	1,046,500	996
China Yuhua Education	3,044,000	2,338
CITIC Ltd	1,109,000	1,221
CNOOC Ltd	4,066,000	5,559
Geely Automobile Holdings Ltd	628,000	1,085
Industrial & Commercial Bank of China Ltd, Cl H	8,104,000	5,478
Kingboard Laminates Holdings Ltd	1,287,500	1,275
KWG Group Holdings Ltd	1,623,500	2,356
Lee & Man Paper Manufacturing Ltd	765,000	594
Lenovo Group Ltd	1,736,000	1,063
Livzon Pharmaceutical Group, Cl H	242,000	859
Logan Property Holdings Co Ltd	1,826,000	3,107
Lonking Holdings Ltd	5,334,000	1,487
Luye Pharma Group Ltd	649,000	395
Nissin Foods Co Ltd	1,877,000	1,576
Sany Heavy Equipment International Holdings	2,920,000	1,734
Shandong Weigao Group Medical Polymer, Cl H	1,136,000	1,451
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	545,800	996
Shenzhen Expressway, Cl H	1,500,000	1,815
Shimao Property Holdings Ltd	600,000	2,130
Sinotruk Hong Kong Ltd	440,000	836
SITC International Holdings Co Ltd	1,728,000	2,004
Sunac China Holdings Ltd	315,000	1,702
Tencent Holdings Ltd	535,281	26,680
Tiangong International	2,722,000	971
TravelSky Technology Ltd, Cl H	1,630,000	3,158
Vinda International Holdings	527,000	1,357

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WuXi AppTec Co Ltd, Cl H	306,300	$4,504
Zhongsheng Group Holdings Ltd	720,000	2,723
		118,242
Hungary — 0.4%
Magyar Telekom Telecommunications PLC	387,640	502
MOL Hungarian Oil & Gas PLC	116,994	901
OTP Bank Nyrt	14,490	629
Richter Gedeon Nyrt	126,366	2,555
		4,587
India — 8.8%
Asian Paints Ltd	97,340	2,430
AU Small Finance Bank	116,660	1,885
Aurobindo Pharma Ltd	131,298	922
Avenue Supermarts, Cl A *	69,035	2,230
Bata India Ltd	106,757	2,450
Can Finance Homes	171,145	1,191
Cholamandalam Investment and Finance	275,697	1,174
Crompton Greaves Consumer Electricals Ltd	583,901	2,263
Divi's Laboratories	118,620	3,473
Dixon Technologies India	22,065	1,176
Dr Lal PathLabs	75,352	1,706
Dr Reddy's Laboratories Ltd	23,170	939
Eicher Motors Ltd	8,421	1,943
Godrej Properties Ltd *	104,119	1,450
HCL Technologies Ltd	266,244	1,974
HDFC Bank Ltd ADR	143,162	7,852
Hero MotoCorp Ltd	36,744	1,049
Hindalco Industries Ltd	583,777	1,268
Hindustan Unilever Ltd	198,693	6,002
ICICI Bank Ltd ADR	266,281	3,693
Info Edge India Ltd	65,278	2,351
Infosys ADR	209,600	2,111
Infosys Ltd	229,273	2,315
Ipca Laboratories Ltd	144,058	2,716
ITC Ltd	1,170,582	3,213
Jubilant Foodworks Ltd	62,857	1,536
Larsen & Toubro Ltd	78,162	1,291
Multi Commodity Exchange of India Ltd	113,863	2,009
Polycab India	119,399	1,767
Power Grid Corp of India Ltd	821,403	2,069
Prestige Estates Projects Ltd	380,774	1,535
PVR Ltd	82,691	2,191
REC Ltd	684,348	1,121
Reliance Industries Ltd	195,390	3,607
State Bank of India	592,420	2,500
Tata Consultancy Services Ltd	34,362	953
Titan Co Ltd	27,635	482
UPL Ltd	358,015	2,584
Varun Beverages Ltd	180,804	2,043
WNS Holdings Ltd ADR *	102,974	6,780

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zee Entertainment Enterprises	293,403	$977
		93,221
Indonesia — 2.1%
Ace Hardware Indonesia Tbk PT	12,641,000	1,335
Bank Central Asia Tbk PT	1,280,500	2,817
Bank Negara Indonesia Persero Tbk PT	1,302,000	635
Bank Rakyat Indonesia Persero	4,038,900	1,177
Bank Tabungan Pensiunan Nasional Syariah Tbk PT *	7,658,800	2,000
Link Net Tbk PT	1,632,500	399
Malindo Feedmill Tbk PT	3,961,500	188
Matahari Department Store Tbk PT	1,558,800	341
Media Nusantara Citra Tbk PT	23,943,100	2,143
Medikaloka Hermina Tbk PT	11,480,000	2,412
Merdeka Copper Gold *	5,510,500	502
Pakuwon Jati Tbk PT	63,452,684	2,341
Pan Brothers Tbk PT	3,957,400	101
Telekomunikasi Indonesia Persero Tbk PT ADR	85,092	2,063
Tiga Pilar Sejahtera Food Tbk *	6,565,800	77
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	3,527
Vale Indonesia *	3,135,000	530
		22,588
Ivory Coast — 0.1%
Sonatel SA	32,578	818
Kenya — 0.7%
East African Breweries Ltd	1,450,137	2,786
Equity Group Holdings PLC/Kenya	7,653,143	3,429
Safaricom PLC	2,609,170	719
		6,934
Kuwait — 1.0%
Mabanee Co SAK	290,961	796
Mobile Telecommunications Co KSC	1,022,933	1,858
National Bank of Kuwait SAKP	2,508,135	8,240
		10,894
Malaysia — 0.7%
AirAsia Group Bhd	1,200,400	286
Malayan Banking Bhd	1,165,569	2,330
RHB Bank Bhd	1,258,100	1,657
Serba Dinamik Holdings Bhd	3,061,350	1,596
Velesto Energy *	15,089,700	1,080
		6,949
Mauritius — 0.1%
MCB Group Ltd	168,990	1,483
Mexico — 2.4%
Alfa SAB de CV, Cl A	631,100	404
Arca Continental SAB de CV	52,500	288
Bolsa Mexicana de Valores	404,200	854
Controladora Vuela Cia de Aviacion ADR *	120,655	1,213

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fibra Uno Administracion ‡	201,600	$304
Genomma Lab Internacional SAB de CV, Cl B *	1,669,934	1,704
Gruma SAB de CV, Cl B	47,525	456
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	343,334	2,235
Grupo Aeroportuario del Sureste SAB de CV ADR	15,456	2,581
Grupo Financiero Banorte SAB de CV, Cl O	564,761	3,070
Grupo Mexico SAB de CV, Ser B	350,800	824
Infraestructura Energetica Nova	52,300	228
Inmobiliaria Vesta	944,800	1,493
Kimberly-Clark de Mexico SAB de CV, Cl A	358,900	679
Orbia Advance	152,317	298
Promotora y Operadora de Infraestructura	162,649	1,584
Regional SAB de CV	346,173	1,915
Wal-Mart de Mexico SAB de CV	1,960,500	5,487
		25,617
Morocco — 0.3%
Attijariwafa Bank	18,750	964
Label Vie	4,956	1,640
Societe d'Exploitation des Ports	38,140	838
		3,442
Netherlands — 0.1%
Prosus *	10,180	711
Nigeria — 0.4%
SEPLAT Petroleum Development Co Plc	734,571	1,213
Zenith Bank PLC	63,514,510	3,212
		4,425
Oman — 0.1%
Bank Muscat SAOG	712,347	833
Pakistan — 0.3%
United Bank Ltd/Pakistan	3,224,955	3,473
Panama — 0.1%
Copa Holdings SA, Cl A	17,601	1,463
Peru — 1.0%
Alicorp SAA	512,528	1,260
Cementos Pacasmayo SAA	531,678	900
Credicorp Ltd	43,482	7,882
Ferreycorp SAA	1,298,960	748
		10,790
Philippines — 3.0%
AllHome *	17,413,000	3,242
Alliance Global Group Inc *	7,105,210	1,401
Altus San Nicolas Corp *	229,195	–
Ayala Corp	245,969	3,198
Ayala Land Inc	3,760,900	2,869
Bank of the Philippine Islands	1,531,460	2,226

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BDO Unibank Inc	1,231,724	$3,357
Cebu Air Inc	670,040	968
East West Banking Corp *	2,254,500	486
Emperador Inc	5,808,500	914
Globe Telecom	19,235	671
Jollibee Foods	416,000	1,389
Puregold Price Club Inc	1,968,303	1,431
Robinsons Land Corp	11,904,032	4,967
Robinsons Retail Holdings Inc	1,669,880	2,183
Security Bank Corp	93,130	282
Wilcon Depot Inc	6,314,700	2,243
		31,827
Poland — 0.5%
Dino Polska SA *	33,852	1,220
Grupa Lotos SA	22,378	339
Kernel Holding SA	152,020	1,662
Polski Koncern Naftowy ORLEN SA	35,538	530
Powszechny Zaklad Ubezpieczen SA	178,598	1,576
		5,327
Qatar — 0.0%
Qatar Navigation QSC	178,580	271
Romania — 0.3%
Banca Transilvania SA	4,060,245	2,168
BRD-Groupe Societe Generale SA	151,840	501
		2,669
Russia — 3.7%
Gazprom PJSC ADR	802,688	4,932
LUKOIL PJSC ADR	96,368	8,257
Mail.Ru Group GDR *	51,350	1,064
MMC Norilsk Nickel PJSC ADR	146,164	4,423
Mobile TeleSystems PJSC ADR	206,551	2,004
QIWI plc ADR	39,407	687
Sberbank of Russia PJSC ADR	584,418	8,318
X5 Retail Group NV GDR	24,445	772
Yandex NV, Cl A *	219,929	8,931
		39,388
Saudi Arabia — 0.7%
Al Rajhi Bank	67,421	1,106
Dr Sulaiman Al Habib Medical Services Group *	94,030	1,253
for Cooperative Insurance *	24,231	440
Mobile Telecommunications Saudi Arabia *	409,741	1,094
Mouwasat Medical Services	65,169	1,495
Saudi Arabian Fertilizer	38,938	690
Saudi Telecom	60,310	1,313
		7,391
Singapore — 0.1%
First Resources Ltd	1,352,670	1,542

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Africa — 1.8%
Absa Group Ltd	133,836	$1,143
AngloGold Ashanti Ltd ADR	135,303	2,361
Bidvest Group Ltd/The	20,727	237
Capitec Bank Holdings Ltd	37,645	3,132
Clicks Group Ltd	213,253	3,220
Dis-Chemical Pharmacies	565,755	780
Exxaro Resources Ltd	97,774	701
Foschini Group	51,842	414
Mr Price Group	122,230	1,179
Naspers Ltd, Cl N	10,958	1,681
Northam Platinum Ltd *	50,272	357
Old Mutual	1,022,089	1,024
RMB Holdings Ltd	272,268	1,221
SPAR Group Ltd/The	35,555	373
Standard Bank Group Ltd	155,861	1,468
		19,291
South Korea — 7.2%
BGF retail	6,358	792
Daelim Industrial *	11,152	663
DB HiTek	47,563	936
Douzone Bizon Co Ltd	75,050	5,332
Duk San Neolux Co Ltd *	95,656	2,606
Ecopro	26,173	489
F&F	12,779	988
Fila Holdings	33,751	1,069
GS Holdings	39,863	1,359
Hana Financial Group Inc	89,981	2,325
Hanwha Corp	38,929	639
Hugel Inc *	2,370	730
Hyundai Department Store Co Ltd	6,552	381
Hyundai Marine & Fire Insurance Co Ltd	29,585	552
Iljin Materials Co Ltd *	29,912	1,127
Kangwon Land Inc *	35,131	663
KB Financial Group Inc	120,991	3,880
Kia Motors Corp	70,674	2,098
Koh Young Technology Inc *	33,725	2,660
LG Corp	40,858	2,277
LG Electronics Inc	23,299	1,161
LG Uplus Corp	32,331	348
MegaStudyEdu Co Ltd *	37,376	1,280
Meritz Securities Co Ltd	149,067	427
NCSoft Corp	7,817	4,170
POSCO	8,605	1,385
POSCO ADR	32,924	1,327
Samsung Electronics Co Ltd	534,156	23,628
Settle Bank Inc/Korea	40,590	859
SK Hynix Inc	55,830	3,981
SK Telecom Co Ltd	16,829	2,938
SKCKOLONPI	44,118	1,219

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WONIK IPS Co Ltd *	67,526	$1,739
		76,028
Sri Lanka — 0.3%
Commercial Bank of Ceylon PLC	869,623	410
Hatton National Bank PLC	913,410	740
Hemas Holdings PLC	716,430	274
John Keells Holdings PLC	1,938,965	1,556
		2,980
Taiwan — 10.2%
Accton Technology Corp	644,000	3,411
Advanced Ceramic X *	81,000	770
Airtac International Group	218,000	3,361
Asia Cement Corp	2,189,000	3,170
ASMedia Technology Inc	95,000	2,340
Bioteque Corp	199,000	755
Catcher Technology Co Ltd	454,000	3,427
Chailease Holding Co Ltd	1,095,047	4,048
Chicony Power Technology Co Ltd	505,000	971
Elan Microelectronics Corp	484,000	1,302
FLEXium Interconnect Inc	248,000	905
Fubon Financial Holding Co Ltd	2,409,000	3,484
Hiwin Technologies Corp	90,000	861
Hon Hai Precision Industry Co Ltd	1,313,912	3,335
Kindom Development	1,201,000	1,034
King Yuan Electronics	899,000	941
King's Town Bank Co Ltd *	1,020,000	1,232
Largan Precision	15,000	2,111
Lite-On Technology Corp	926,862	1,310
M31 Technology	82,000	798
Macronix International	951,000	995
MediaTek Inc	265,357	3,101
Merida Industry Co Ltd	304,000	1,471
Micro-Star International Co Ltd	442,000	1,298
momo.com	80,000	923
Novatek Microelectronics Corp	209,000	1,298
Parade Technologies Ltd	111,000	2,408
Pegatron Corp	705,000	1,420
Powertech Technology Inc	1,037,000	3,415
Realtek Semiconductor Corp	276,000	2,002
Silergy Corp	153,947	5,022
Sitronix Technology Corp	137,000	635
Taiwan Semiconductor Manufacturing Co Ltd	749,000	7,544
Taiwan Semiconductor Manufacturing Co Ltd ADR	540,447	29,098
Tong Hsing Electronic Industries Ltd	442,000	2,127
Unimicron Technology Corp	721,000	909
Voltronic Power Technology	64,000	1,468
Win Semiconductors	160,000	1,356
Yuanta Financial Holding Co Ltd	3,485,000	2,184
		108,240

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thailand — 2.8%
Advanced Info Service PCL	304,200	$1,941
Bangkok Dusit Medical Services PCL, Cl F	3,399,500	2,406
Central Retail *	1,267,907	1,266
Charoen Pokphand Foods PCL	1,963,600	1,663
Com7 PCL	1,049,100	741
CP ALL PCL	2,101,000	4,402
Home Product Center PCL	10,769,945	4,410
Kiatnakin Bank PCL	350,700	693
Minor International PCL NVDR	2,665,857	2,331
PTT PCL	721,000	900
Srisawad Corp PCL	999,630	2,150
Thanachart Capital PCL	662,498	1,112
Tisco Financial Group PCL	826,500	2,572
TOA Paint Thailand PCL	3,145,200	3,110
		29,697
Turkey — 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	447,973	1,575
Ford Otomotiv Sanayi AS	41,016	514
MLP Saglik Hizmetleri AS, Cl B *	906,784	2,161
Soda Sanayii	414,457	385
Tekfen Holding	279,120	667
Turkcell Iletisim Hizmetleri AS	1,071,366	2,408
Turkiye Garanti Bankasi AS	605,024	926
Turkiye Is Bankasi AS, Cl C	611,592	560
Ulker Biskuvi Sanayi	449,837	1,478
		10,674
United Arab Emirates — 1.5%
Aldar Properties PJSC	7,352,895	4,197
DP World	46,986	762
Dubai Islamic Bank PJSC	2,156,782	3,148
Emaar Development PJSC	5,237,801	5,134
Emaar Properties PJSC	2,434,882	2,295
		15,536
United Kingdom — 3.7%
ADES International Holding PLC *	40,990	469
Avast PLC	212,822	1,077
Bank of Georgia Group	31,790	694
Energean Oil & Gas PLC *	122,815	1,034
Georgia Healthcare Group PLC	53,104	80
Halyk Savings Bank of Kazakhstan JSC GDR	664,867	9,429
KAZ Minerals PLC	400,318	2,118
MHP SE GDR	81,450	594
NAC Kazatomprom JSC GDR	356,840	4,336
Network International Holdings PLC *	679,436	4,655
Nova Ljubljanska Banka dd GDR *	256,982	3,254
Polyus PJSC GDR	8,134	512
SEPLAT Petroleum Development Co Plc	294,006	393
TBC Bank Group PLC	20,560	342
TCS Group Holding GDR	16,508	361

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tullow Oil PLC	1,266,378	$553
Vivo Energy PLC	3,728,357	4,752
Wizz Air Holdings *	113,502	4,937
		39,590
United States — 1.3%
Afya, Cl A *	34,298	815
EPAM Systems Inc *	16,850	3,761
Intercorp Financial Services Inc *	67,017	2,600
Livent Corp *	146,607	1,309
Southern Copper Corp	20,074	676
XP, Cl A *	45,253	1,568
Yum China Holdings Inc	62,200	2,724
		13,453
Vietnam — 2.1%
Binh Minh Plastics JSC	295,980	523
FPT Corp	582,785	1,378
Gemadept	487,470	395
Ho Chi Minh City Development Joint Stock Commercial Bank *	1,889,350	2,256
Hoa Phat Group JSC *	1,761,435	1,686
Military Commercial Joint Stock Bank	5,679,699	4,974
Refrigeration Electrical Engineering Corp	61,290	89
Vietnam Dairy Products JSC	582,104	2,610
Vietnam Prosperity JSC Bank *	1,987,341	2,314
Vietnam Technological & Commercial Joint Stock Bank *	2,493,570	2,388
Vincom Retail JSC	2,186,159	2,660
Vinhomes JSC	181,607	623
		21,896
Total Common Stock
(Cost $894,001) ($ Thousands)		974,820

PREFERRED STOCK — 1.7%
Brazil — 0.9%
Banco Bradesco SA (A)	155,941	1,055
Centrais Eletricas Brasileiras SA (A)	32,800	260
Cia Brasileira de Distribuicao (A)	105,510	1,694
Cia Paranaense de Energia (A)	75,700	1,189
Itausa - Investimentos Itau SA (A)	1,770,817	4,726
Petroleo Brasileiro SA (A)	124,100	689
		9,613
Chile — 0.1%
Embotelladora Andina (A)	111,092	268
Colombia — 0.6%
Banco Davivienda SA (A)	518,254	6,136
Grupo Aval Acciones y Valores SA (A)	1,100,302	450
		6,586

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
South Korea — 0.1%
Samsung Electronics Co Ltd (A)	32,183	$1,194
Total Preferred Stock
(Cost $15,678) ($ Thousands)		17,661

	Number of Warrants
WARRANTS — 1.4%
India — 0.2%
Voltas, Expires 05/28/2020 *	197,520	1,844

Luxembourg — 0.3%
Emirates NBD PJSC, Expires 01/03/2022 *	833,488	2,814

Thailand — 0.0%
Minor International PCL, Expires 09/30/2021 *	159,222	9
Minor International PCL, Expires 09/30/2021 *	40,200	2
		11
United States — 0.8%
FPT Corp, Expires 03/31/2021 *	2,249,159	5,279
Shandong Pharmaceutical Glass Co Ltd, Expires 02/19/2020 *	732,732	3,617
		8,896

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Vietnam — 0.1%
Mobile World Investment, Expires 03/31/2021 *	370,086	$1,679

Total Warrants
(Cost $9,883) ($ Thousands)		15,244

	Number of Participation Notes
PARTICIPATION NOTES — 0.4%
Saudi Arabia — 0.2%
Arabian Centres Ltd, Expires 05/23/2022	237,954	1,776

United Kingdom — 0.2%
Cooperative Insurance Company, Expires 07/20/2020	132,648	2,408

Total Participation Notes
(Cost $4,215) ($ Thousands)		4,184

	Shares
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	24,578,181	24,578
Total Cash Equivalent
(Cost $24,578) ($ Thousands)		24,578

Total Investments in Securities — 97.7%
(Cost $948,355) ($ Thousands)		$1,036,487

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
MSCI Emerging Markets	496	Mar-2020	$26,947	$25,018	$(1,929)

Percentages are based on Net Assets of $1,061,306 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
Ltd — Limited
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
Ser — Series

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	925,726	49,094	–	974,820
Preferred Stock	17,661	–	–	17,661
Warrants	11,711	3,533	–	15,244
Participation Notes	4,184	–	–	4,184
Cash Equivalent	24,578	–	–	24,578
Total Investments in Securities	983,860	52,627	–	1,036,487

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Equity Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(1,929)	–	–	(1,929)
Total Other Financial Instruments	(1,929)	–	–	(1,929)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements.

The following is a summary of Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands).

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$51,118	$176,758	$(203,298)	$—	$—	$24,578	24,578,181	$445	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 36.4%
Agency Mortgage-Backed Obligations — 3.0%
FHLMC ARM
5.178%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	$859	$929
4.673%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 06/01/2035	681	723
FHLMC CMO, Ser 2007-3311, Cl FN
1.959%, VAR ICE LIBOR USD 1 Month+0.300%, 05/15/2037	374	372
FHLMC CMO, Ser 2011-3891, Cl BF
2.209%, VAR ICE LIBOR USD 1 Month+0.550%, 07/15/2041	848	853
FHLMC Multifamily Structured Pass-Through Certificates, Ser K011, Cl X1, IO
0.174%, 11/25/2020 (A)	96,355	85
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl X1, IO
1.300%, 01/25/2022 (A)	13,209	245
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.272%, 02/25/2023 (A)	143,228	979
FHLMC Multifamily Structured Pass-Through Certificates, Ser K034, Cl A2
3.531%, 07/25/2023 (A)	693	742
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl A2
2.525%, 10/25/2026	3,658	3,879
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF73, Cl AS
2.217%, VAR United States Secured Overnight Financing Rate+0.670%, 11/25/2029	2,224	2,231
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	253	279
FNMA
6.000%, 09/01/2039 to 04/01/2040	458	538
4.500%, 10/01/2024	631	662
3.000%, 05/01/2022 to 12/01/2030	1,274	1,321
FNMA ARM
4.675%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	240	252
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.246%, 08/01/2034	736	780
4.550%, VAR ICE LIBOR USD 12 Month+1.675%, 04/01/2033	181	189
4.546%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.184%, 07/01/2036	723	764

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.487%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.332%, 04/01/2034	$446	$474
4.471%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.205%, 05/01/2035	257	271
4.469%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.193%, 10/01/2024	28	29
4.452%, VAR ICE LIBOR USD 12 Month+1.557%, 06/01/2035	215	222
4.396%, VAR ICE LIBOR USD 12 Month+1.601%, 06/01/2035	125	129
4.285%, VAR ICE LIBOR USD 12 Month+1.873%, 10/01/2033	210	221
4.240%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	475	503
4.178%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	675	706
4.078%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.141%, 10/01/2033	432	457
3.901%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	214	226
3.817%, VAR ICE LIBOR USD 6 Month+1.580%, 07/01/2034	179	186
3.787%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	574	602
3.720%, VAR ICE LIBOR USD 6 Month+1.433%, 03/01/2035	509	526
FNMA CMO, Ser 2010-87, Cl PF
2.027%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2040	1,046	1,043
FNMA CMO, Ser 2011-63, Cl FG
2.077%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2041	743	743
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	6,103	403
FNMA CMO, Ser 2012-136, Cl DC
1.750%, 09/25/2041	959	963
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	414	417
FNMA CMO, Ser 2013-96, Cl FW
2.027%, VAR ICE LIBOR USD 1 Month+0.400%, 09/25/2043	792	791
FNMA CMO, Ser 2015-46, Cl BA
3.000%, 05/25/2041	349	361
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	499	72
FNMA, Ser 2017-M13, Cl FA
2.164%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	294	293

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA ARM
3.456%, VAR ICE LIBOR USD 1 Month+1.693%, 12/20/2060	$1,647	$1,706
3.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.410%, 09/20/2060 to 11/20/2060	1,352	1,379
2.838%, VAR ICE LIBOR USD 1 Month+1.040%, 12/20/2060	1,887	1,928
2.711%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.125%, 11/20/2060	1,408	1,431
GNMA, Ser 2015-171, Cl IO, IO
0.867%, 11/16/2055 (A)	16,571	865
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	570	577
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
2.226%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	247	247

		33,594
Non-Agency Mortgage-Backed Obligations — 33.4%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
3.195%, VAR ICE LIBOR USD 1 Month+1.537%, 09/15/2034 (B)	3,000	3,010
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
2.677%, VAR ICE LIBOR USD 1 Month+1.050%, 05/25/2035	2,895	2,905
Alternative Loan Trust, Ser 2007-8CB, Cl A5
2.127%, VAR ICE LIBOR USD 1 Month+0.500%, 05/25/2037	3,352	2,040
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
3.263%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	371	376
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(B)	104	104
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	138	140
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	1,945	1,982
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(B)	387	393

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	$232	$234
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(B)	18	18
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(B)	81	81
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(B)	75	75
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/2048 (A)(B)	1,725	1,752
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049 (A)(B)	1,827	1,875
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
2.509%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2034 (B)	700	698
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.822%, 02/10/2051 (A)	213	230
Banc of America Funding, Ser 2005-F, Cl 4A1
4.170%, 09/20/2035 (A)	67	63
Banc of America Funding, Ser 2006-D, Cl 3A1
4.149%, 05/20/2036 (A)	55	54
Banc of America Funding, Ser 2006-I, Cl 1A1
4.074%, 12/20/2036 (A)	2,413	2,458
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
3.916%, 12/25/2033 (A)	875	884
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
3.875%, 02/25/2034 (A)	1,049	1,065
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
4.809%, 05/25/2034 (A)	455	461
Banc of America Mortgage Trust, Ser 2004-L, Cl 1A1
4.381%, 01/25/2035 (A)	127	131
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
3.682%, 02/25/2035 (A)	24	24
Bayview Commercial Asset Trust, Ser 2003-2, Cl A
2.497%, VAR ICE LIBOR USD 1 Month+0.870%, 12/25/2033 (B)	811	799
Bayview Commercial Asset Trust, Ser 2004-1, Cl A
2.167%, VAR ICE LIBOR USD 1 Month+0.540%, 04/25/2034 (B)	4,047	4,025

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bayview Commercial Asset Trust, Ser 2004-3, Cl M2
3.127%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2035 (B)	$180	$179
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
2.182%, VAR ICE LIBOR USD 1 Month+0.555%, 01/25/2035 (B)	2,306	2,291
Bayview Commercial Asset Trust, Ser 2005-1A, Cl A2
2.152%, VAR ICE LIBOR USD 1 Month+0.525%, 04/25/2035 (B)	1,313	1,289
Bayview Commercial Asset Trust, Ser 2005-3A, Cl M5
2.267%, VAR ICE LIBOR USD 1 Month+0.640%, 11/25/2035 (B)	823	788
Bayview Commercial Asset Trust, Ser 2005-4A, Cl A1
1.927%, VAR ICE LIBOR USD 1 Month+0.300%, 01/25/2036 (B)	2,275	2,189
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A2
1.907%, VAR ICE LIBOR USD 1 Month+0.280%, 07/25/2036 (B)	1,401	1,349
Bayview Commercial Asset Trust, Ser 2006-2A, Cl A1
1.857%, VAR ICE LIBOR USD 1 Month+0.230%, 07/25/2036 (B)	818	786
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
1.857%, VAR ICE LIBOR USD 1 Month+0.230%, 12/25/2036 (B)	600	579
Bayview Commercial Asset Trust, Ser 2007-1, Cl A1
1.847%, VAR ICE LIBOR USD 1 Month+0.220%, 03/25/2037 (B)	1,419	1,347
Bayview Commercial Asset Trust, Ser 2007-1, Cl A2
1.897%, VAR ICE LIBOR USD 1 Month+0.270%, 03/25/2037 (B)	532	502
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
2.689%, VAR ICE LIBOR USD 1 Month+1.030%, 08/15/2036 (B)	5,000	4,994
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.509%, VAR ICE LIBOR USD 1 Month+0.850%, 08/15/2036 (B)	1,000	998
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
2.780%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	3,000	2,991
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
3.889%, 12/25/2033 (A)	1,094	1,112
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
4.276%, 08/25/2034 (A)	1,844	1,869

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
4.263%, 01/25/2034 (A)	$2,423	$2,492
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
4.201%, 04/25/2034 (A)	329	339
Bear Stearns ARM Trust, Ser 2004-1, Cl 12A3
4.229%, 04/25/2034 (A)	1,525	1,571
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.775%, 05/25/2034 (A)	1,275	1,267
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.190%, 07/25/2034 (A)	1,219	1,243
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.373%, 07/25/2034 (A)	1,100	1,110
Bear Stearns ARM Trust, Ser 2004-9, Cl 22A1
4.367%, 11/25/2034 (A)	1,068	1,109
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl E
5.143%, 09/11/2042 (A)	2,550	2,568
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl C
5.055%, 09/11/2042 (A)	842	843
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl C
5.866%, 06/11/2050 (A)(B)	1,545	1,554
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.450%, 01/12/2045 (A)	575	570
Bellemeade Re, Ser 2018-3A, Cl M1B
3.477%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2028 (B)	2,971	2,984
Bellemeade Re, Ser 2019-2A, Cl M1B
3.077%, VAR ICE LIBOR USD 1 Month+1.450%, 04/25/2029 (B)	1,420	1,420
Bellemeade Re, Ser 2019-3A, Cl M1B
3.227%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (B)	3,000	3,020
Bellemeade Re, Ser 2019-3A, Cl M1A
2.727%, VAR ICE LIBOR USD 1 Month+1.100%, 07/25/2029 (B)	1,728	1,728
Benchmark Mortgage Trust, Ser 2018-B8, Cl A5
4.232%, 01/15/2052	2,381	2,800
BF Mortgage Trust, Ser 2019-NYT, Cl A
2.859%, VAR ICE LIBOR USD 1 Month+1.200%, 11/15/2035 (B)	3,346	3,353
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058 (B)	2,391	2,449
BRAVO Residential Funding Trust, Ser 2019-NQM1, Cl A1
2.666%, 07/25/2059 (A)(B)	2,215	2,236
BRAVO Residential Funding Trust, Ser 2019-NQM2, Cl A1
2.748%, 11/25/2059 (A)(B)	1,803	1,817

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (B)	$2,148	$2,173
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A2
3.817%, 10/26/2048 (B)	249	252
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl C
2.780%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (B)	2,939	2,933
BX Commercial Mortgage Trust, Ser 2018-IND, Cl D
2.959%, VAR ICE LIBOR USD 1 Month+1.300%, 11/15/2035 (B)	700	700
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
2.409%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (B)	172	172
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
2.579%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (B)	287	288
BX Commercial Mortgage Trust, Ser 2019-XL, Cl E
3.459%, VAR ICE LIBOR USD 1 Month+1.800%, 10/15/2036 (B)	1,194	1,200
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl E
3.259%, VAR ICE LIBOR USD 1 Month+1.600%, 12/15/2029 (B)	2,000	2,009
BX Trust, Ser 2017-SLCT, Cl C
3.059%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2034 (B)	1,356	1,356
BX Trust, Ser 2018-BIOA, Cl D
2.980%, VAR ICE LIBOR USD 1 Month+1.321%, 03/15/2037 (B)	2,000	1,999
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
2.909%, VAR ICE LIBOR USD 1 Month+1.250%, 12/15/2037 (B)	3,000	3,001
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl E
3.809%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2037 (B)	4,090	4,098
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl D
3.259%, VAR ICE LIBOR USD 1 Month+1.600%, 07/15/2032 (B)	2,284	2,286
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl B
2.629%, VAR ICE LIBOR USD 1 Month+0.970%, 07/15/2032 (B)	2,193	2,191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2005-A1, Cl 2A3
3.794%, 12/25/2035 (A)	$622	$622
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
4.495%, 02/25/2037 (A)	456	470
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 1A3
4.408%, 02/25/2037 (A)	452	462
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
4.137%, 06/25/2035 (A)	709	724
CHL Mortgage Pass-Through Trust, Ser 2003-46, Cl 2A1
3.886%, 01/19/2034 (A)	924	938
CHL Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
3.756%, 07/25/2034 (A)	828	832
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
3.059%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2036 (B)	2,000	2,000
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	633	643
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.190%, 03/15/2049 (A)	1,370	1,391
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
2.489%, VAR ICE LIBOR USD 1 Month+0.830%, 12/15/2036 (B)	4,000	3,988
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
2.579%, VAR ICE LIBOR USD 1 Month+0.920%, 12/15/2036 (B)	700	699
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A2A
4.360%, 05/25/2035 (A)	774	803
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
4.072%, 04/25/2037 (A)	355	346
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 5A1
1.911%, VAR ICE LIBOR USD 1 Month+0.250%, 03/25/2047 (B)	423	426
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	80	80
COLT Mortgage Loan Trust, Ser 2018-1, Cl A2
2.981%, 02/25/2048 (A)(B)	81	81
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	282	283
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	326	327

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	$287	$291
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	1,773	1,805
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (A)(B)	1,188	1,210
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	1,383	1,405
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (A)(B)	1,782	1,805
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.394%, 08/10/2030 (A)(B)	800	828
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.664%, 08/10/2046 (A)	37,973	795
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.592%, 02/10/2047 (A)	26,236	560
COMM Mortgage Trust, Ser 2014-CR15, Cl D
4.746%, 02/10/2047 (A)(B)	700	757
COMM Mortgage Trust, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	391	391
Connecticut Avenue Securities Trust, Ser 2020-R01, Cl 1M1
2.427%, VAR ICE LIBOR USD 1 Month+0.800%, 01/25/2040 (B)	995	997
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AJ
5.683%, 01/15/2049 (A)	58	58
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR8, Cl 6A1
4.000%, 09/25/2034 (A)	272	275
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
1.927%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	1,520	1,471
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
4.260%, 06/25/2034 (A)	2,457	2,539
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (B)	1,796	1,813
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
2.659%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2034 (B)	1,100	1,099
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
2.462%, VAR ICE LIBOR USD 1 Month+0.803%, 05/15/2035 (B)	2,784	2,782
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.025%, 07/10/2044 (A)(B)	21,645	178
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A4
4.551%, 08/10/2044	1,287	1,322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(B)	$32	$32
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(B)	85	85
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(B)	91	91
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(B)	137	137
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(B)	225	226
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(B)	193	194
Deutsche Mortgage Securities Mortgage Loan Trust, Ser 2004-4, Cl 2AR1
2.167%, VAR ICE LIBOR USD 1 Month+0.540%, 06/25/2034	164	164
Deutsche Mortgage Securities Re-REMIC Trust Certificates, Ser 2007-WM1, Cl A1
3.776%, 06/27/2037 (A)(B)	1,340	1,382
Eagle Re, Ser 2020-1, Cl M1A
2.527%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2030 (B)	1,950	1,951
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059 (A)(B)	1,894	1,909
FHLMC STACR Trust, Ser 2019-DNA1, Cl M1
2.527%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2049 (B)	937	937
FHLMC STACR Trust, Ser 2019-HQA1, Cl M1
2.527%, VAR ICE LIBOR USD 1 Month+0.900%, 02/25/2049 (B)	473	473
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.277%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	227	228
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
5.627%, VAR ICE LIBOR USD 1 Month+4.000%, 08/25/2024	496	527
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
5.727%, VAR ICE LIBOR USD 1 Month+4.100%, 08/25/2024	994	1,042
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ2, Cl M3
5.377%, VAR ICE LIBOR USD 1 Month+3.750%, 09/25/2024	1,597	1,725

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
6.377%, VAR ICE LIBOR USD 1 Month+4.750%, 10/25/2024	$1,856	$1,956
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
5.777%, VAR ICE LIBOR USD 1 Month+4.150%, 01/25/2025	1,680	1,739
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.227%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027	80	80
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
6.327%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	1,550	1,688
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3F
5.327%, VAR ICE LIBOR USD 1 Month+3.700%, 04/25/2028	992	1,053
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.477%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	194	196
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.427%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	443	454
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.527%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	142	143
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.277%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	1,795	1,915
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M2
3.627%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	44	44
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.827%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	705	706
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M1
2.827%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2029	924	927
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.827%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	409	409

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M1
2.427%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2029	$410	$410
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-DNA1, Cl M2
3.427%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/2030	1,000	1,004
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-HQA1, Cl M2
3.927%, VAR ICE LIBOR USD 1 Month+2.300%, 09/25/2030	1,500	1,514
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	159	161
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.527%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	3,412	3,736
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.527%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	390	421
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
5.877%, VAR ICE LIBOR USD 1 Month+4.250%, 04/25/2029	1,550	1,644
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.777%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	27	27
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M1
2.577%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2029	1,213	1,215
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M1
2.477%, VAR ICE LIBOR USD 1 Month+0.850%, 11/25/2029	661	662
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
2.477%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	371	371
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1M2
3.777%, VAR ICE LIBOR USD 1 Month+2.150%, 10/25/2030	1,023	1,031
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
3.977%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	1,491	1,509
FREMF Mortgage Trust, Ser 2013-K28, Cl C
3.490%, 06/25/2046 (A)(B)	1,460	1,528

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Galton Funding Mortgage Trust, Ser 2018-1, Cl A43
3.500%, 11/25/2057 (A)(B)	$1,536	$1,547
GCAT Trust, Ser 2019-NQM2, Cl A1
2.855%, 09/25/2059 (B)	1,802	1,821
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
5.725%, 07/10/2038 (A)	695	699
GS Mortgage Securities Trust, Ser 2010-C2, Cl XA, IO
0.046%, 12/10/2043 (A)(B)	33,299	17
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	3	3
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.655%, 03/10/2044 (A)(B)	23,892	84
GS Mortgage Securities Trust, Ser 2012-ALOHA, Cl D
4.130%, 04/10/2034 (A)(B)	1,000	1,035
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
2.359%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2032 (B)	535	534
GS Mortgage Securities Trust, Ser 2017-500K, Cl D
2.959%, VAR ICE LIBOR USD 1 Month+1.300%, 07/15/2032 (B)	3,750	3,750
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
3.009%, VAR ICE LIBOR USD 1 Month+1.350%, 12/15/2036 (B)	500	500
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl E
4.159%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/2036 (B)	400	400
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
4.311%, 01/25/2035 (A)	102	105
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.795%, 04/25/2035 (A)	364	372
GSR Mortgage Loan Trust, Ser 2005-AR6, Cl 3A1
4.266%, 09/25/2035 (A)	260	265
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
4.236%, 08/19/2034 (A)	1,371	1,424
HarborView Mortgage Loan Trust, Ser 2004-7, Cl 2A1
3.819%, 11/19/2034 (A)	1	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1A
1.987%, VAR ICE LIBOR USD 1 Month+0.340%, 06/20/2035	$36	$36
Hilton Orlando Trust, Ser 2018-ORL, Cl B
2.709%, VAR ICE LIBOR USD 1 Month+1.050%, 12/15/2034 (B)	2,900	2,897
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038 (A)(B)	3,910	4,256
HMH Trust, Ser 2017-NSS, Cl E
6.292%, 07/05/2031 (B)	3,613	3,815
Homeward Opportunities Fund I Trust, Ser 2018-1, Cl A1
3.766%, 06/25/2048 (A)(B)	1,136	1,151
Hudson's Bay Simon JV Trust, Ser 2015-HBFL, Cl CFL
4.535%, VAR ICE LIBOR USD 1 Month+2.800%, 08/05/2034 (B)	3,435	3,428
Hudson's Bay Simon JV Trust, Ser 2015-HBFL, Cl BFL
4.135%, VAR ICE LIBOR USD 1 Month+2.400%, 08/05/2034 (B)	2,000	2,007
Impac CMB Trust, Ser 2004-6, Cl 1A2
2.407%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	1,738	1,744
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
1.877%, VAR ICE LIBOR USD 1 Month+0.250%, 04/25/2037	335	338
IndyMac INDA Mortgage Loan Trust, Ser 2007-AR3, Cl 1A1
4.596%, 07/25/2037 (A)	1,507	1,402
IndyMac INDX Mortgage Loan Trust, Ser 2007-FLX3, Cl A1
1.867%, VAR ICE LIBOR USD 1 Month+0.240%, 06/25/2037	551	531
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	3,856	4,266
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CIBC15, Cl AM
5.855%, 06/12/2043 (A)	386	387
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl E
6.007%, 05/15/2045 (A)(B)	357	357
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl XA, IO
0.947%, 02/15/2046 (A)(B)	13,945	87
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (B)	3,000	3,004

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
2.819%, VAR ICE LIBOR USD 1 Month+1.160%, 07/15/2036 (B)	$2,000	$1,999
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037 (A)(B)	12,500	1,013
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl CFL
2.977%, VAR ICE LIBOR USD 1 Month+1.300%, 01/16/2037 (B)	2,000	2,001
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
4.544%, 06/25/2035 (A)	630	644
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A5
4.544%, 06/25/2035 (A)	636	651
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
4.844%, 07/25/2035 (A)	1,447	1,484
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.110%, 11/25/2033 (A)	207	215
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
4.629%, 07/25/2035 (A)	281	292
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
4.540%, 07/25/2035 (A)	1,368	1,426
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
3.986%, 07/25/2035 (A)	754	762
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
4.043%, 06/25/2037 (A)	52	49
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
2.411%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (B)	225	225
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
2.459%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (B)	150	150
LSTAR Securities Investment, Ser 2019-4, Cl A1
3.155%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (B)	376	381
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.364%, 07/25/2035 (A)	37	35
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	1,568	1,610

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.613%, 10/20/2029 (A)	$218	$218
Mellon Residential Funding, Ser 2001-TBC1, Cl A1
2.359%, VAR ICE LIBOR USD 1 Month+0.700%, 11/15/2031	1,205	1,221
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
2.247%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	821	832
Merrill Lynch Mortgage Investors Trust, Ser 2003-G, Cl A1
2.267%, VAR ICE LIBOR USD 1 Month+0.640%, 01/25/2029	508	503
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.654%, 12/25/2034 (A)	1,010	1,025
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
2.087%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	895	883
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
3.732%, 02/25/2035 (A)	2,656	2,701
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
3.732%, 02/25/2035 (A)	545	554
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
3.732%, 02/25/2035 (A)	734	748
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
4.112%, 07/25/2035 (A)	379	284
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
4.047%, 01/25/2037 (A)	2,864	2,931
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	228	234
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(B)	116	116
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl D
6.188%, 08/12/2041 (A)(B)	1,019	1,037
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl AJ
5.574%, 11/12/2049 (A)	2,366	2,383
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
5.945%, 06/11/2042 (A)	1,878	1,994
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl G
4.193%, 09/15/2047 (B)	1,000	1,013

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl D
3.059%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2034 (B)	$3,400	$3,397
Morgan Stanley Capital I Trust, Ser 2018-BOP, Cl E
3.609%, VAR ICE LIBOR USD 1 Month+1.950%, 06/15/2035 (B)	3,442	3,444
Morgan Stanley Capital I Trust, Ser 2018-SUN, Cl A
2.559%, VAR ICE LIBOR USD 1 Month+0.900%, 07/15/2035 (B)	3,000	2,998
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
4.453%, 11/25/2034 (A)	732	760
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
4.007%, 10/25/2034 (A)	1,621	1,654
Mortgage Insurance-Linked Notes, Ser 2020-1, Cl M1A
2.610%, VAR ICE LIBOR USD 1 Month+0.950%, 02/25/2030 (B)	1,503	1,503
MortgageIT Trust, Ser 2005-1, Cl 2A
2.905%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	915	922
Motel 6 Trust, Ser 2017-MTL6, Cl A
2.579%, VAR ICE LIBOR USD 1 Month+0.920%, 08/15/2034 (B)	1,258	1,258
MRFC Mortgage Pass-Through Trust, Ser 2002-TBC2, Cl A
2.519%, VAR ICE LIBOR USD 1 Month+0.860%, 08/15/2032	430	426
MSCG Trust, Ser 2018-SELF, Cl A
2.559%, VAR ICE LIBOR USD 1 Month+0.900%, 10/15/2037 (B)	245	245
MSCG Trust, Ser 2018-SELF, Cl D
3.309%, VAR ICE LIBOR USD 1 Month+1.650%, 10/15/2037 (B)	2,102	2,107
MSSG Trust, Ser 2017-237P, Cl XA, IO
0.343%, 09/13/2039 (A)(B)	27,151	698
MSSG Trust, Ser 2017-237P, Cl D
3.865%, 09/13/2039 (B)	2,457	2,620
MSSG Trust, Ser 2017-237P, Cl XB, IO
0.050%, 09/13/2039 (A)(B)	16,790	115
MTRO Commercial Mortgage Trust, Ser TECH, Cl A
2.559%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (B)	455	455
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	280	297

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
3.127%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (B)	$2,311	$2,348
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	697	737
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057 (A)(B)	1,015	1,075
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
2.377%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2048 (B)	3,503	3,489
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
2.767%, VAR ICE LIBOR USD 1 Month+1.140%, 11/25/2034	1,518	1,565
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR4, Cl M1
2.727%, VAR ICE LIBOR USD 1 Month+1.100%, 12/25/2034	1,797	1,830
Nomura Resecuritization Trust, Ser 2015-1R, Cl 5A1
3.135%, VAR 12 Month Treas Avg+0.990%, 06/26/2046 (B)	1,697	1,703
OBX Trust, Ser 2018-1, Cl A2
2.277%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (B)	2,149	2,139
OBX Trust, Ser 2018-EXP1, Cl 2A1
2.477%, VAR ICE LIBOR USD 1 Month+0.850%, 04/25/2048 (B)	3,064	3,065
OBX Trust, Ser 2018-EXP2, Cl 1A1
4.000%, 11/25/2048 (A)(B)	1,272	1,296
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(B)	346	349
OBX Trust, Ser 2020-INV1, Cl A11
2.569%, VAR ICE LIBOR USD 1 Month+0.900%, 12/25/2049 (B)	1,932	1,930
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/2032 (B)	1,275	1,333
One Market Plaza Trust, Ser 2017-MKT, Cl C
4.016%, 02/10/2032 (B)	1,935	2,025
PHH Mortgage Capital, Ser 2008-CIM2, Cl 1A1
3.905%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	674	681
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
4.812%, 08/25/2033 (A)	864	881
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 2A1A
4.647%, 10/25/2035 (A)	506	523

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 3A
4.602%, 10/25/2035 (A)	$394	$400
Radnor Re, Ser 2019-2, Cl M1B
3.377%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (B)	1,000	1,000
RALI Trust, Ser 2007-QO3, Cl A1
1.787%, VAR ICE LIBOR USD 1 Month+0.160%, 03/25/2047	736	696
Residential Accredit Loans, Ser 2006-QO10, Cl A1
1.787%, VAR ICE LIBOR USD 1 Month+0.160%, 01/25/2037	2,621	2,492
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.207%, 08/25/2022 (A)	532	411
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 02/25/2024 (A)(B)	130	131
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(B)	217	218
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
2.447%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	676	675
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
2.347%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	698	679
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.187%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	2,419	2,395
Sequoia Mortgage Trust, Ser 2004-3, Cl A
2.475%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	1,151	1,140
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
3.218%, 06/20/2034 (A)	1,347	1,356
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	664	642
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(B)	100	100
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1
3.265%, 04/29/2049 (B)	213	215
Starwood Mortgage Residential Trust, Ser 2018-IMC1, Cl A1
3.793%, 03/25/2048 (A)(B)	1,676	1,694
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(B)	260	262
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-2, Cl 4A2
3.797%, 03/25/2034 (A)	1,076	1,094

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
1.997%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	$3,237	$3,302
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.908%, 04/25/2035 (A)	956	961
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.307%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	988	998
Structured Asset Mortgage Investments II Trust, Ser 2004-AR8, Cl A1
2.327%, VAR ICE LIBOR USD 1 Month+0.680%, 05/19/2035	2,111	2,131
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
2.267%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	824	838
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
2.367%, VAR ICE LIBOR USD 1 Month+0.740%, 09/25/2034	3,975	3,961
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
3.897%, 04/25/2045 (A)	1,622	1,635
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
3.029%, VAR ICE LIBOR USD 12 Month+1.300%, 03/25/2037	1,225	1,139
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
4.008%, 09/25/2037 (A)	775	778
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.075%, 05/10/2045 (A)(B)	9,554	317
Velocity Commercial Capital Loan Trust, Ser 2016-2, Cl AFL
3.427%, VAR ICE LIBOR USD 1 Month+1.800%, 10/25/2046	114	114
Velocity Commercial Capital Loan Trust, Ser 2017-1, Cl AFL
2.877%, VAR ICE LIBOR USD 1 Month+1.250%, 05/25/2047 (B)	867	868
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050 (A)(B)	1,498	1,517
Verus Securitization Trust, Ser 2017-2A, Cl A1
2.485%, 07/25/2047 (A)(B)	1,005	1,005
Verus Securitization Trust, Ser 2017-SG1A, Cl A1
2.690%, 11/25/2047 (A)(B)	959	958

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	$94	$94
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(B)	227	229
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (A)(B)	127	128
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
4.268%, 12/27/2049 (A)(B)	1,500	1,550
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.186%, 10/25/2033 (A)	1,240	1,252
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.436%, 08/25/2033 (A)	751	761
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.328%, 09/25/2033 (A)	1,235	1,265
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
4.052%, 03/25/2034 (A)	3,524	3,598
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
2.047%, VAR ICE LIBOR USD 1 Month+0.420%, 07/25/2044	304	303
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
4.216%, 10/25/2034 (A)	889	897
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
3.878%, 01/25/2035 (A)	1,778	1,841
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
3.453%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	2,944	2,973
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
4.407%, 08/25/2034 (A)	3,022	3,079
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	455	478
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
3.503%, VAR 12 Month Treas Avg+1.450%, 10/25/2045	256	260
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
1.917%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2045	1,427	1,421
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 2A1A
3.123%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,172	1,194

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.286%, VAR Cost of Funds 11th District of San Fran+1.250%, 04/25/2047	$38	$35
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	275	287
Wells Fargo Commercial Mortgage Trust, Ser 2020-SOP, Cl B
3.160%, VAR ICE LIBOR USD 1 Month+1.510%, 01/15/2035 (B)	2,000	2,001
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(B)	146	147
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
4.992%, 07/25/2034 (A)	368	368
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
4.599%, 10/25/2034 (A)	1,816	1,814
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.104%, 05/25/2035 (A)	2	2
WFRBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
0.793%, 02/15/2044 (A)(B)	12,654	58

		371,315
Total Mortgage-Backed Securities
(Cost $400,901) ($ Thousands)		404,909

LOAN PARTICIPATIONS — 29.2%
Aerospace/Defense — 0.3%
Bleriot US Bidco Inc., Initial Term Loan, 1st Lien
6.695%, VAR LIBOR+4.750%, 10/30/2026	743	740
Sequa Mezzanine Holdings L.L.C., Initial Loan, 2nd Lien
10.770%, VAR LIBOR+9.000%, 04/28/2022 (C)	409	408
Sequa Mezzanine Holdings L.L.C., Initial Term Loan, 1st Lien
6.742%, VAR LIBOR+5.000%, 11/28/2021	2,153	2,145
		3,293

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Automotive — 0.5%
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
5.103%, VAR LIBOR+3.500%, 04/30/2026	$2,330	$2,269
Truck Hero, Inc., Initial Term Loan, 1st Lien
5.353%, VAR LIBOR+3.750%, 04/22/2024	632	621
Wand Newco 3 Inc., Term Loan B-1, 1st Lien
4.603%, 02/05/2026	2,821	2,762
		5,652
Beverage, Food & Tobacco — 0.8%
Atkins Nutritionals Inc., 2019 Incremental Term Loan, 1st Lien
5.403%, VAR LIBOR+3.750%, 07/07/2024	431	430
Chobani, LLC (Chobani Idaho, LLC), New Term Loan, 1st Lien
5.103%, VAR LIBOR+3.500%, 10/10/2023	1,456	1,431
Froneri International Limited, Second Lien Facility (USD), 2nd Lien
7.353%, VAR LIBOR+5.750%, 01/31/2028	200	199
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
4.379%, VAR LIBOR+2.750%, 02/05/2025	3,144	3,058
Simply Good Foods USA, Inc., 2019 Incremental Term Loan, 1st Lien
5.403%, VAR LIBOR+3.750%, 07/07/2024	1,014	1,011
TMK Hawk Parent Corp., Initial Term Loan, 1st Lien
5.150%, 08/28/2024	1,325	1,104
Whatabrands LLC, 2020 Refinancing Term Loan, 1st Lien
4.416%, VAR LIBOR+2.750%, 08/02/2026	1,774	1,738
		8,971
Broadcasting — 1.8%
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
4.389%, VAR LIBOR+2.750%, 01/31/2026	2,785	2,678
Creative Artists Agency, LLC, Closing Date Term Loan, 1st Lien
5.353%, VAR LIBOR+3.750%, 11/27/2026	1,949	1,935

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cumulus Media New Holdings Inc., Initial Term Loan, 1st Lien
5.353%, VAR LIBOR+3.750%, 03/31/2026	$1,003	$981
Diamond Sports Group, LLC, Term Loan, 1st Lien
4.880%, VAR LIBOR+3.250%, 08/24/2026	2,630	2,394
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
4.655%, VAR LIBOR+3.000%, 05/01/2026	2,265	2,220
Nexstar Broadcasting, Term Loan, 1st Lien
4.405%, VAR LIBOR+2.750%, 09/18/2026	2,020	2,000
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
5.346%, VAR LIBOR+3.688%, 01/31/2026	576	558
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
4.353%, VAR LIBOR+2.750%, 07/31/2025	2,596	2,495
Sinclair Broadcast Group, Term Loan B, 1st Lien
4.160%, VAR LIBOR+2.500%, 09/30/2026	1,796	1,760
Terrier Media Bu Lien1
6.148%, VAR LIBOR+4.250%, 12/17/2026	2,987	2,962
		19,983
Building & Construction — 1.5%
Blackstone Mortgage Trust Inc., Term Loan, 1st Lien
3.895%, 04/23/2026	2,353	2,330
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
4.603%, VAR LIBOR+3.000%, 08/01/2025	2,028	1,989
Core & Main LP, Initial Term Loan, 1st Lien
4.664%, VAR LIBOR+2.750%, 08/01/2024	1,469	1,443
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
5.103%, VAR LIBOR+3.500%, 12/08/2025	3,717	3,685
HD Supply Waterworks, Initial Term Loan, 1st Lien
4.664%, VAR LIBOR+2.750%, 08/01/2024	315	309

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
LBM Borrower, LLC, Tranche C Term Loan, 1st Lien
5.353%, VAR LIBOR+3.750%, 08/20/2022	$1,592	$1,586
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
7.224%, VAR LIBOR+5.500%, 11/06/2026	2,555	2,536
TAMKO Building Products LLC, Initial Term Loan, 1st Lien
4.853%, VAR LIBOR+3.250%, 05/29/2026	2,856	2,841
		16,719
Building Materials — 0.3%
Hillman Group, Inc., The, Initial Term Loan, 1st Lien
5.603%, VAR LIBOR+4.000%, 05/30/2025	3,193	3,052

Cable & Satellite — 0.2%
MediArena Acquisition B.V., Term Loan B, 1st Lien
7.659%, 08/13/2021	1,760	1,756
7.200%, 08/13/2021	5	5
		1,761
Chemicals — 1.3%
Cambrex Corporation, Initial Dollar Term Loan, 1st Lien
6.603%, VAR LIBOR+5.000%, 12/04/2026	3,800	3,772
Charter NEX US, Inc., Initial Term Loan, 1st Lien
5.145%, 05/16/2024	1,039	1,026
4.645%, VAR LIBOR+3.250%, 05/16/2024	2,551	2,474
DuBois Chemicals, Delayed Term Loan, 1st Lien
4.500%, 09/30/2026	79	79
DuBois Chemicals, Term Loan B, 1st Lien
6.171%, 09/30/2026	1,928	1,923
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
4.671%, VAR LIBOR+3.000%, 10/01/2025	2,412	2,328
Wilsonart LLC, Tranche D Term Loan, 1st Lien
5.200%, VAR LIBOR+3.250%, 12/19/2023	2,546	2,467
		14,069

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Computers & Electronics — 2.3%
AI Aqua Merger Sub, Inc., Term Loan B-1, 1st Lien
4.895%, 12/13/2023	$2,481	$2,422
AI Aqua Merger Sub, Inc., Term Loan, 1st Lien
4.895%, 12/13/2023	744	725
Anchor Packaging, LLC, Initial Term Loan B, 1st Lien
5.645%, 07/18/2026	2,045	2,019
Applied Systems, Inc., Initial Term Loan, 1st Lien
5.195%, VAR LIBOR+3.000%, 09/19/2024	4,777	4,716
Applied Systems, Inc., Initial Term Loan, 2nd Lien
8.945%, VAR LIBOR+7.000%, 09/19/2025	1,819	1,849
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), Term A-1 Loan, 1st Lien
10.875%, VAR LIBOR+9.250%, 08/31/2022	1,444	1,507
EIG Investors Corp., Refinancing Loan (2018), 1st Lien
5.388%, VAR LIBOR+3.750%, 02/09/2023	1,893	1,858
Hyland Software, Inc., Initial Loan, 2nd Lien
8.645%, VAR LIBOR+7.000%, 07/07/2025	1,845	1,853
Hyland Software, Inc., Term Loan 3, 1st Lien
5.145%, 07/01/2024	1,125	1,118
ION Trading, Term Loan, 1st Lien
6.064%, 11/21/2024	1,436	1,368
Project Accelerate Parent, LLC, Term Loan, 1st Lien
5.889%, VAR LIBOR+4.250%, 01/02/2025	1,290	1,277
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 2nd Lien
5.353%, VAR LIBOR+8.250%, 11/16/2025	3,013	2,983
Rocket Software, Inc., Term Loan, 1st Lien
5.895%, 11/28/2025	1,626	1,565
		25,260
Conglomerates — 0.3%
Garda World Security Corporation, Initial Term Loan, 1st Lien
6.390%, VAR LIBOR+4.750%, 10/30/2026	481	479

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
4.353%, VAR LIBOR+2.750%, 02/05/2023	$2,443	$2,416
		2,895
Consumer Nondurables — 0.2%
NBTY (Nature's Bounty), Term Loan, 1st Lien
5.145%, 09/26/2024	2,325	2,215

Containers & Packaging — 0.9%
BWay Holding Company , Initial Term Loan, 1st Lien
5.084%, VAR LIBOR+3.250%, 04/03/2024	2,701	2,576
Pregis TopCo LLC, Initial Term Loan, 1st Lien
5.603%, VAR LIBOR+4.000%, 07/31/2026	1,797	1,770
Tank Holding Corp., 2020 Refinancing Term Loan, 1st Lien
5.103%, VAR LIBOR+3.500%, 03/26/2026	2,614	2,589
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
4.603%, VAR LIBOR+3.000%, 10/17/2024	2,657	2,558
		9,493
Education Services — 0.5%
Global Education Management Systems Establishment, 1st Lien
6.909%, 07/31/2026	1,573	1,574
Learning Care, Term Loan B, 1st Lien
5.195%, 03/13/2025	126	124
5.044%, 03/13/2025	1,245	1,228
5.027%, 03/13/2025	311	307
St. George's University Scholastic Services, Term Loan, 1st Lien
5.150%, 07/17/2025 (C)	2,757	2,749
		5,982
Electronics/Electric — 2.2%
Ellie Mae, Inc., Term Loan, 1st Lien
5.695%, VAR LIBOR+3.750%, 04/17/2026	3,255	3,216
Idera Inc., Inital Term Loan, 1st Lien
5.080%, 06/28/2024	1,435	1,424
Informatica LLC , Dollar 2020 Term Loan, 1st Lien
4.863%, VAR LIBOR+3.250%, 02/25/2027	1,775	1,735
Informatica LLC, Initial Term Loan, 2nd Lien
7.125%, 02/14/2025	387	389

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
LSF9 Atlantis Holdings, LLC, Senior Lien Term Loan, 1st Lien
7.653%, VAR LIBOR+6.000%, 05/01/2023	$2,256	$2,077
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
5.353%, VAR LIBOR+3.750%, 09/13/2024	721	702
Micro Holdings (Internet Brands), Term Loan, 2nd Lien
9.103%, VAR LIBOR+7.500%, 09/15/2025	173	170
Misys Limited, Dollar Term Loan, 1st Lien
5.277%, VAR LIBOR+3.500%, 06/13/2024	1,997	1,900
Mitchell International Inc., Initial Term Loan, 2nd Lien
8.895%, 12/01/2025	735	706
Perforce Software, Inc., New Term Loan, 1st Lien
5.353%, VAR LIBOR+3.750%, 07/01/2026	825	810
Project Boost Purchaser, LLC, Term Loan, 1st Lien
5.103%, VAR LIBOR+3.500%, 06/01/2026	2,218	2,157
Renaissance Holding Corp., Initial Term Loan, 1st Lien
4.853%, VAR LIBOR+3.250%, 05/30/2025	514	504
Renaissance Holding Corp., Initial Term Loan, 2nd Lien
8.603%, VAR LIBOR+7.000%, 05/29/2026	438	422
TIBCO Software Inc., Term B-2 Loan, 1st Lien
5.670%, 06/30/2026	2,347	2,318
TIBCO Software Inc., Term Loan, 2nd Lien
8.240%, 02/14/2028	348	348
Uber Technologies, Inc., Term Loan, 1st Lien
5.639%, VAR LIBOR+4.000%, 04/04/2025	2,947	2,927
Vertafore, Inc., Initial Term Loan, 1st Lien
4.853%, VAR LIBOR+3.250%, 07/02/2025	1,501	1,464
VS Buyer, LLC, Initial Term Loan, 1st Lien
4.863%, VAR LIBOR+3.250%, 02/28/2027	990	978
		24,247

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Financial Services — 0.7%
AI Convoy (Luxembourg) S.a r.l., Facility B (USD), 1st Lien
5.340%, VAR LIBOR+3.500%, 01/18/2027	$1,742	$1,720
Blackhawk Network Holdings, Inc., Term Loan, 1st Lien
4.603%, VAR LIBOR+3.000%, 06/15/2025	3,662	3,593
Broadstreet Partners Inc., Initial Term Loan, 1st Lien
4.866%, 01/27/2027	764	755
Citadel Securities LP, 2020 Repriced Term Loan, 1st Lien
4.353%, VAR LIBOR+2.750%, 02/27/2026	553	548
Nexus Buyer LLC, Term Loan, 1st Lien
5.421%, VAR LIBOR+3.750%, 11/09/2026	1,585	1,567
		8,183
Gaming & Hotels — 1.4%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.353%, VAR LIBOR+2.750%, 12/23/2024	3,148	3,032
Cast & Crew Payroll, LLC, Initial Term Loan, 1st Lien
5.360%, VAR LIBOR+3.750%, 02/09/2026	3,293	3,247
Golden Nugget Inc., Term Loan B, 1st Lien
4.103%, VAR LIBOR+2.750%, 10/04/2023	4,201	4,113
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.603%, VAR LIBOR+4.000%, 10/13/2023	2,414	2,325
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
4.353%, VAR LIBOR+2.750%, 08/14/2024	2,344	2,270
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
6.945%, VAR LIBOR+5.000%, 05/29/2026	1,462	1,109
		16,096
Health Care — 3.9%
Air Methods Corporation, Initial Term Loan, 1st Lien
5.445%, VAR LIBOR+3.500%, 04/22/2024	1,732	1,426

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Alphabet Holding Company Inc., Initial Term Loan, 2nd Lien
9.395%, 09/26/2025	$469	$416
Auris Luxembourg III S.a r.l., Facility B2, 1st Lien
5.353%, VAR LIBOR+3.750%, 02/27/2026	1,168	1,092
Avantor, Term Loan
3.853%, 11/21/2024	1,822	1,807
Cole-Parmer, Term Loan B, 1st Lien
6.195%, 11/04/2026	2,353	2,359
Da Vinci Purchaser Corp., Initial Term Loan, 1st Lien
5.872%, VAR LIBOR+4.000%, 01/08/2027	2,109	2,093
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
5.353%, VAR LIBOR+3.750%, 10/10/2025	2,393	1,920
Equinox Holdings, Initial Loan, 1st Lien
8.645%, VAR LIBOR+7.000%, 09/06/2024	2,050	2,044
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
6.231%, VAR LIBOR+4.500%, 02/04/2027	3,881	3,845
ExamWorks Group, Inc. (fka Gold Merger Co, Inc.), Term B-1 Loan, 2nd Lien
4.895%, 07/27/2023	1,409	1,411
Gentiva Health Services, Inc., Term B Loan, 1st Lien
4.875%, VAR LIBOR+3.250%, 07/02/2025	756	749
Hanger, Inc., Term B Loan, 1st Lien
5.145%, VAR LIBOR+3.500%, 03/06/2025 (C)	2,603	2,607
Immucor, Inc., Term B-3 Loan, 1st Lien
6.945%, VAR LIBOR+5.000%, 06/15/2021	3,447	3,395
Life Time Fitness Inc., Term Loan, 1st Lien
4.659%, VAR LIBOR+2.750%, 06/10/2022	1,553	1,528
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
5.610%, VAR LIBOR+4.000%, 03/09/2026	166	166
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
5.610%, VAR LIBOR+4.000%, 03/09/2026	2,887	2,874

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan, 1st Lien
4.905%, VAR LIBOR+3.250%, 06/30/2025	$1,758	$1,669
Radiology Partners, Term Loan, 1st Lien
5.985%, 07/09/2025	777	766
5.975%, 07/09/2025	666	657
Radnet Management, Inc., Term B-1 Loan, 1st Lien
5.350%, VAR LIBOR+3.750%, 06/30/2023	2,397	2,397
Select Medical Corporation, Tranche B Term Loan, 1st Lien
4.580%, VAR LIBOR+2.500%, 03/06/2025	631	625
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
6.103%, VAR LIBOR+4.500%, 12/11/2026	3,662	3,634
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
4.353%, VAR LIBOR+2.750%, 02/06/2024	243	183
Universal Hospital, Term Loan B, 1st Lien
4.655%, 01/04/2026	3,626	3,580
		43,243
Information Technology — 0.9%
Infoblox Inc., Term Loan B1, 1st Lien
6.145%, 11/07/2023	3,044	3,051
Insurity Holdings, Term Loan, 1st Lien
5.777%, 07/31/2026	2,056	2,040
Mitchell International, Inc., Initial Term Loan
4.853%, 11/29/2024	1,864	1,824
Restaurant Technologies, Term Loan, 1st Lien
4.895%, 10/01/2025 (C)	2,646	2,630
		9,545
Insurance — 1.0%
Acrisure, LLC, 2020 Term Loan, 1st Lien
5.207%, VAR LIBOR+3.500%, 02/15/2027	3,729	3,667
Alliant Holdings Intermediate, LLC, Initial Term Loan (2018), 1st Lien
4.603%, VAR LIBOR+3.000%, 05/09/2025	2,088	2,043
Alliant Holdings Intermediate, LLC, Term Loan B2, 1st Lien
4.909%, 05/09/2025	801	789
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
4.603%, VAR LIBOR+2.750%, 08/04/2022	260	257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
8.103%, VAR LIBOR+6.000%, 08/04/2025	$2,509	$2,512
USI, Inc., 2019 New Term Loan, 1st Lien
5.945%, VAR LIBOR+4.000%, 12/02/2026	2,014	2,001
		11,269
Leasing — 0.3%
AVSC Holding Corp., Initial Loan, 2nd Lien
9.013%, VAR LIBOR+7.250%, 09/01/2025	1,132	1,109
AVSC Holding Corp., Initial Term Loan, 1st Lien
5.580%, 03/03/2025	71	64
4.954%, VAR LIBOR+3.250%, 03/03/2025	1,030	937
4.905%, VAR LIBOR+3.250%, 03/03/2025	1,383	1,259
		3,369
Leisure, Amusement, Motion Pictures, Entertainment — 0.3%
UFC Holdings, LLC, Term Loan, 1st Lien
4.860%, VAR LIBOR+3.250%, 04/29/2026	2,458	2,425
United PF Holdings LLC, Initial Term Loan, 1st Lien
5.645%, 12/30/2026	1,218	1,211
		3,636
Machinery (Non-Agriculture, Non-Construction and Non-Electronic) — 0.3%
GLOBALFOUNDRIES Inc., Initial Dollar Term Loan, 1st Lien
6.750%, VAR LIBOR+4.750%, 06/05/2026	882	847
Sundyne US Purchaser, Inc., Initial Term Loan, 1st Lien
5.603%, VAR LIBOR+4.000%, 05/15/2026	2,963	2,969
		3,816
Manufacturing — 0.2%
TGG TS Acquisition Company, Term B Loan, 1st Lien
8.139%, VAR LIBOR+6.500%, 12/14/2025	2,773	2,717

Media — 0.4%
Merrill Communications LLC Term Loan B (2019)
6.908%, 10/05/2026 (C)	1,714	1,722

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Nascar Holdings Inc., Term Loan B, 1st Lien
4.389%, VAR LIBOR+2.750%, 10/19/2026	$1,753	$1,741
Townsquare Media, 1st Lien
4.645%, VAR LIBOR+3.000%, 04/01/2022	589	582
		4,045
Metals & Mining — 0.2%
Dynacast International LLC, Term B-2 Loan, 1st Lien
5.195%, VAR LIBOR+3.250%, 01/28/2022	2,631	2,447

Oil & Gas — 0.5%
Blackstone CQP Holdco LP, Initial Term Loan, 1st Lien
5.408%, 09/30/2024	2,252	2,201
FTS International, Inc. (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
6.353%, VAR LIBOR+4.750%, 04/16/2021 (C)	1,371	1,239
Lucid Energy Group II Borrower LLC, Initial Term Loan, 1st Lien
4.645%, 02/17/2025	275	252
Medallion Midland, Term Loan B, 1st Lien
5.362%, VAR LIBOR+3.250%, 10/30/2024	516	488
Woodford Express LLC, Term Loan B, 1st Lien
6.603%, VAR LIBOR+5.000%, 01/27/2025	1,470	1,368
		5,548
Printing & Publishing — 0.8%
Camelot U.S. Acquisition 1 Co., Initial Term Loan, 1st Lien
4.853%, VAR LIBOR+3.250%, 10/30/2026	1,212	1,204
Clarity Telecom/Vast Term Loan B, 1st Lien
6.103%, VAR LIBOR+4.500%, 08/31/2026	1,243	1,243
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
5.103%, VAR LIBOR+3.500%, 08/21/2026	2,894	2,854
DiscoverOrg, LLC, Initial Term Loan, 1st Lien
5.603%, VAR LIBOR+4.000%, 02/02/2026	709	707

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Dun & Bradstreet Corporation, The, Initial Term Borrowing, 1st Lien
5.613%, VAR LIBOR+4.000%, 02/06/2026	$2,848	$2,854
		8,862
Professional & Business Services — 1.6%
Albany Molecular Research, Inc., Initial Term Loan, 1st Lien
4.895%, VAR LIBOR+3.250%, 08/30/2024	2,068	2,028
Big Ass Solutions, Term Loan, 1st Lien
5.695%, 05/21/2024	1,538	1,530
GFL Environmental, Incremental Term Loan
4.603%, 05/30/2025	1,818	1,781
LegalZoom.com, Inc., 2018 Term Loan, 1st Lien
6.103%, VAR LIBOR+4.500%, 11/21/2024	2,927	2,916
NAB Holdings, LLC, 2018 Refinancing Term Loan, 1st Lien
4.945%, VAR LIBOR+3.000%, 07/01/2024	1,742	1,734
PI UK Holdco II Limited, Facility B1, 1st Lien
4.853%, VAR LIBOR+3.500%, 01/03/2025	1,770	1,758
SAI Global, Term Loan B, 1st Lien
6.270%, VAR LIBOR+4.500%, 12/20/2023	1,977	1,740
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
4.853%, VAR LIBOR+3.250%, 12/31/2025	2,731	2,663
Sedgwick CMS, Incremental Term Loan, 1st Lien
5.645%, 09/03/2026	119	118
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
4.353%, VAR LIBOR+3.000%, 05/01/2024	1,767	1,742
		18,010
Real Estate — 0.2%
RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.395%, VAR LIBOR+2.750%, 12/15/2023	1,941	1,922

Retailing — 0.7%
Bass Pro Group, LLC, Initial Term Loan, 1st Lien
6.603%, VAR LIBOR+5.000%, 09/25/2024	1,386	1,324

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mister Car Wash Holdings, Inc., Delayed Draw Term Loan, 1st Lien
3.250%, VAR UNFND+3.250%, 05/14/2026	$133	$131
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
4.909%, VAR LIBOR+3.250%, 05/14/2026	3,312	3,256
Party City Holdings Inc., 2018 Replacement Term Loan, 1st Lien
4.150%, 08/19/2022	938	853
PetSmart, Inc., Amended Loan, 1st Lien
5.660%, VAR LIBOR+3.000%, 03/11/2022	2,158	2,130
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
6.655%, VAR LIBOR+5.000%, 04/16/2026	2	2
		7,696
Securities & Trusts — 0.2%
Titan Acquisition Limited, Initial Term Loan, 1st Lien
4.603%, VAR LIBOR+3.000%, 03/28/2025	2,205	2,053

Telecommunications — 1.8%
Avaya Inc., Tranche B Term Loan, 1st Lien
5.900%, VAR LIBOR+4.250%, 12/15/2024	1,794	1,701
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
5.360%, VAR LIBOR+3.750%, 06/15/2024	1,914	1,917
Greeneden U.S. Holdings I, LLC, Tranche B-3 Dollar Term Loan, 1st Lien
4.853%, VAR LIBOR+3.250%, 12/01/2023	1,386	1,367
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
5.682%, VAR LIBOR+3.750%, 11/27/2023	3,943	3,888
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien
6.432%, VAR FIXED+6.625%, 01/02/2024	355	357
Iridium Satellite LLC, Initial Term Loan, 1st Lien
5.353%, VAR LIBOR+3.750%, 11/04/2026	1,920	1,917

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien
4.603%, VAR LIBOR+3.000%, 11/15/2024	$1,092	$1,059
Plantronics, Inc., Initial Term B Loan, 1st Lien
4.145%, VAR LIBOR+2.500%, 07/02/2025	1,475	1,348
Sprint Communications, Inc., 2019 Incremental Term Loan, 1st Lien
4.625%, VAR LIBOR+3.000%, 02/02/2024	4,293	4,256
Telesat Canada, Term B-5 Loan, 1st Lien
4.360%, VAR LIBOR+2.750%, 12/07/2026	728	719
Zayo Group Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.989%, 02/19/2027	1,460	1,424
		19,953
Transportation — 0.3%
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
5.213%, VAR LIBOR+3.500%, 04/06/2026	2,040	1,997
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
5.213%, VAR LIBOR+3.500%, 04/06/2026	1,097	1,074
Lineage Logistics, LLC, Term Loan, 1st Lien
4.603%, VAR LIBOR+3.000%, 02/27/2025	815	801
		3,872
Utilities — 0.4%
Edgewater Generation, L.L.C., Term Loan, 1st Lien
5.353%, VAR LIBOR+3.750%, 12/13/2025	607	582
Packers Holdings, LLC, Initial Term Loan
4.909%, 12/04/2024	2,327	2,273
Power Borrower, LLC, Term Loan, 1st Lien
5.195%, 03/06/2025	1,050	1,005
Traverse Midstream Partners LLC, Advance, 1st Lien
5.610%, VAR LIBOR+4.000%, 09/27/2024	477	396
		4,256

Total Loan Participations
(Cost $329,244) ($ Thousands)		324,130

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 25.9%
Automotive — 2.2%
American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A
2.850%, 07/12/2022 (B)	$96	$96
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (B)	268	269
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl A
1.890%, 04/13/2023 (B)	285	286
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl C
2.890%, 01/10/2022	368	369
AmeriCredit Automobile Receivables Trust, Ser 2017-1, Cl B
2.300%, 02/18/2022	256	257
Americredit Automobile Receivables Trust, Ser 2019-1, Cl A2A
2.930%, 06/20/2022	636	640
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (B)	48	48
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (B)	98	98
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (B)	155	156
Avid Automobile Receivables Trust, Ser 2019-1, Cl A
2.620%, 02/15/2024 (B)	1,717	1,725
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-1A, Cl A
3.450%, 03/20/2023 (B)	2,000	2,072
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (B)	445	447
CarMax Auto Owner Trust, Ser 2016-3, Cl C
2.200%, 06/15/2022	630	633
CarMax Auto Owner Trust, Ser 2018-2, Cl A3
2.980%, 01/17/2023	250	254
CarMax Auto Owner Trust, Ser 2019-3, Cl A2A
2.210%, 12/15/2022	1,014	1,020
CarMax Auto Owner Trust, Ser 2020-1, Cl A2
1.870%, 04/17/2023	340	342
Carvana Auto Receivables Trust, Ser 2019-4A, Cl A2
2.200%, 07/15/2022 (B)	170	171
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (B)	150	150
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (B)	437	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (B)	$583	$590
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (B)	27	27
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (B)	53	54
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (B)	240	241
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (B)	200	201
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (B)	180	181
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (B)	250	252
Drive Auto Receivables Trust, Ser 2019-4, Cl A3
2.160%, 05/15/2023	235	237
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	200	201
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (B)	110	111
DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/2022 (B)	106	107
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (B)	144	145
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (B)	175	175
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (B)	40	40
Enterprise Fleet Financing LLC, Ser 2017-3, Cl A2
2.130%, 05/22/2023 (B)	123	123
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A1
1.690%, 02/22/2021 (B)	372	372
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (B)	96	96
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/2023 (B)	192	192
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (B)	106	107
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (B)	225	228
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (B)	399	403

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (B)	$356	$359
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (B)	330	331
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A2
1.800%, 07/15/2022	205	206
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (B)	285	286
GLS Auto Receivables Issuer Trust, Ser 2019-1A, Cl A
3.370%, 01/17/2023 (B)	132	133
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (B)	267	268
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (B)	238	240
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (B)	280	281
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (B)	169	170
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (B)	97	97
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	197	198
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3
2.320%, 07/18/2022	2,194	2,204
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (B)	576	583
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A2
3.010%, 02/16/2021	122	122
Mercedes-Benz Auto Lease Trust, Ser 2020-A, Cl A2
1.820%, 03/15/2022	120	120
Nissan Auto Lease Trust, Ser 2020-A, Cl A2A
1.800%, 05/16/2022	290	292
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (B)	42	42
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	193	194
Santander Drive Auto Receivables Trust, Ser 2017-1, Cl C
2.580%, 05/16/2022	288	289

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2018-1, Cl B
2.630%, 07/15/2022	$420	$420
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.030%, 09/15/2022	754	756
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (B)	650	660
Securitized Term Auto Receivables Trust, Ser 2019-CRT, Cl D
4.572%, 03/25/2026	1,122	1,124
United Auto Credit Securitization Trust, Ser 2019-1, Cl A
2.820%, 07/12/2021 (B)	164	164
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl D
3.280%, 12/15/2022 (B)	500	506
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl A2A
2.980%, 01/18/2022 (B)	29	29
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (B)	281	283
World Omni Auto Receivables Trust, Ser 2019-A, Cl A2
3.020%, 04/15/2022	297	298
		24,210
Credit Cards — 0.3%
Citibank Credit Card Issuance Trust, Ser 2016-A3, Cl A3
2.160%, VAR ICE LIBOR USD 1 Month+0.490%, 12/07/2023	2,009	2,020
Discover Card Execution Note Trust, Ser 2016-A3, Cl A3
1.850%, 10/16/2023	1,000	1,007
Master Credit Card Trust II, Ser 2019-2A, Cl A
2.029%, VAR ICE LIBOR USD 1 Month+0.390%, 01/21/2023 (B)	330	330
Trillium Credit Card Trust II, Ser 2020-1A, Cl A
1.986%, VAR ICE LIBOR USD 1 Month+0.370%, 12/27/2024 (B)	405	405
		3,762
Mortgage Related Securities — 3.9%
ABFC Trust, Ser 2002-NC1, Cl M1
2.647%, VAR ICE LIBOR USD 1 Month+1.020%, 03/25/2032	2,795	2,784
ABFC Trust, Ser 2004-HE1, Cl M1
2.527%, VAR ICE LIBOR USD 1 Month+0.900%, 03/25/2034	1,105	1,102

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ABFC Trust, Ser 2005-OPT1, Cl M1
2.317%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035	$1,457	$1,458
ABFC Trust, Ser 2005-WF1, Cl M1
2.167%, VAR ICE LIBOR USD 1 Month+0.540%, 11/25/2034	1,706	1,707
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.307%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	42	42
Accredited Mortgage Loan Trust, Ser 2006-2, Cl M1
1.897%, VAR ICE LIBOR USD 1 Month+0.270%, 09/25/2036	1,230	1,059
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
3.502%, VAR ICE LIBOR USD 1 Month+1.875%, 11/25/2050	2,013	2,009
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
2.527%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	1,919	1,926
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2005-4, Cl M1
2.077%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2035	1,956	1,952
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A2
6.054%, 12/25/2037 (A)	715	719
GMACM Home Equity Loan Trust, Ser 2007-HE2, Cl A3
6.193%, 12/25/2037 (A)	267	269
GSAA Home Equity Trust, Ser 2005-11, Cl 2A2
1.947%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,760	1,781
Home Equity Asset Trust, Ser 2004-1, Cl M1
2.572%, VAR ICE LIBOR USD 1 Month+0.945%, 06/25/2034	3,360	3,354
Home Equity Asset Trust, Ser 2005-5, Cl M2
2.392%, VAR ICE LIBOR USD 1 Month+0.765%, 11/25/2035	849	850
Home Equity Asset Trust, Ser 2005-7, Cl M1
2.077%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	2,465	2,471
Home Equity Asset Trust, Ser 2006-3, Cl M1
2.017%, VAR ICE LIBOR USD 1 Month+0.390%, 07/25/2036	4,060	4,025
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (B)	1,197	1,247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2004-HE7, Cl M1
2.527%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	$2,361	$2,375
Morgan Stanley Capital I Trust, Ser 2005-HE2, Cl M1
2.227%, VAR ICE LIBOR USD 1 Month+0.600%, 01/25/2035	1,082	1,082
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-AM3, Cl M1
3.052%, VAR ICE LIBOR USD 1 Month+1.425%, 02/25/2033	8	8
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
2.487%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (B)	2,305	2,295
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
2.137%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	1,680	1,679
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
2.337%, VAR ICE LIBOR USD 1 Month+0.710%, 12/25/2033	3,977	3,909
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M5
3.352%, VAR ICE LIBOR USD 1 Month+1.725%, 03/25/2035	1,799	1,812
Option One Mortgage Loan Trust, Ser 2003-4, Cl A1
2.267%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2033	1,252	1,243
Wells Fargo Home Equity Securities Trust, Ser 2005-3, Cl M4
2.512%, VAR ICE LIBOR USD 1 Month+0.885%, 11/25/2035	397	397
		43,555
Other Asset-Backed Securities — 19.5%
321 Henderson Receivables I LLC, Ser 2007-1A, Cl A1
1.858%, VAR ICE LIBOR USD 1 Month+0.200%, 03/15/2042 (B)	2,085	2,003
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
2.727%, VAR ICE LIBOR USD 1 Month+1.100%, 12/27/2044 (B)	1,884	1,889
ACIS CLO, Ser 2017-7A, Cl B
3.513%, VAR ICE LIBOR USD 3 Month+1.750%, 05/01/2027 (B)	1,500	1,499
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	433	439

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Allegro CLO I, Ser 2017-1A, Cl A2R
3.420%, VAR ICE LIBOR USD 3 Month+1.650%, 01/30/2026 (B)	$2,500	$2,501
Ameriquest Mortgage Securities Pass-Through Certificates, Ser 2004-R2, Cl A1A
2.317%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	733	733
Ameriquest Mortgage Securities Pass-Through Certificates, Ser 2005-R11, Cl M1
2.077%, VAR ICE LIBOR USD 1 Month+0.450%, 01/25/2036	1,727	1,728
AMMC CLO, Ser 2017-16A, Cl CR
4.188%, VAR ICE LIBOR USD 3 Month+2.350%, 04/14/2029 (B)	1,000	991
Apidos CLO XII, Ser 2018-12A, Cl AR
2.911%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (B)	725	722
Arbys Funding LLC, Ser 2015-1A, Cl A2
4.969%, 10/30/2045 (B)	2,154	2,226
Ares XXIX CLO, Ser 2017-1A, Cl A1R
3.026%, VAR ICE LIBOR USD 3 Month+1.190%, 04/17/2026 (B)	719	719
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (B)	85	85
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (B)	317	318
Avery Point IV CLO, Ser 2014-1A, Cl D
5.294%, VAR ICE LIBOR USD 3 Month+3.500%, 04/25/2026 (B)	800	799
Avery Point IV CLO, Ser 2017-1A, Cl AR
2.894%, VAR ICE LIBOR USD 3 Month+1.100%, 04/25/2026 (B)	206	206
Avery Point IV CLO, Ser 2017-1A, Cl CR
4.144%, VAR ICE LIBOR USD 3 Month+2.350%, 04/25/2026 (B)	2,000	1,998
Barings BDC Static CLO, Ser 2019-1A, Cl A1
2.851%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (B)	303	302
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (A)(B)	1,953	1,998
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	633	647
Bear Stearns Asset Backed Securities Trust, Ser 2003-SD1, Cl A
2.527%, VAR ICE LIBOR USD 1 Month+0.900%, 12/25/2033	510	502
Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Cl 2M2
3.127%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2044	3,510	3,527

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Black Diamond CLO, Ser 2017-1A, Cl A1A
3.091%, VAR ICE LIBOR USD 3 Month+1.290%, 04/24/2029 (B)	$2,000	$1,996
Black Diamond CLO, Ser 2017-1A, Cl A2R
3.286%, VAR ICE LIBOR USD 3 Month+1.450%, 02/06/2026 (B)	1,000	998
BlueMountain CLO, Ser 2017-2A, Cl A1R
2.982%, VAR ICE LIBOR USD 3 Month+1.180%, 10/22/2030 (B)	925	922
BlueMountain CLO, Ser 2018-2A, Cl A
2.802%, VAR ICE LIBOR USD 3 Month+1.110%, 08/15/2031 (B)	3,500	3,483
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
1.867%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (B)	318	318
Brazos Student Finance, Ser 2010-1, Cl A1
2.847%, VAR ICE LIBOR USD 3 Month+0.900%, 06/25/2035	1,480	1,468
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (B)	1,676	1,745
CAL Funding II, Ser 2018-2A, Cl A
4.340%, 09/25/2043 (B)	240	246
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
2.806%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (B)	650	643
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
2.574%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (B)	563	561
Cedar Funding VI CLO, Ser 2018-6A, Cl AR
2.909%, VAR ICE LIBOR USD 3 Month+1.090%, 10/20/2028 (B)	3,500	3,493
Cent CLO 24, Ser 2018-24A, Cl A2R
3.481%, VAR ICE LIBOR USD 3 Month+1.650%, 10/15/2026 (B)	1,000	999
CIFC Funding, Ser 2017-1A, Cl A1R
3.093%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (B)	500	500
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
2.977%, VAR ICE LIBOR USD 1 Month+1.350%, 10/25/2037 (B)	2,711	2,734
Citigroup Mortgage Loan Trust, Ser 2007-WFH2, Cl A4
1.977%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2037	116	116
Citigroup Mortgage Loan Trust, Ser 2007-WFH4, Cl A2C
2.927%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2037	600	603

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cole Park CLO, Ser 2018-1A, Cl AR
2.869%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (B)	$700	$700
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
2.944%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (B)	600	600
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (B)	480	482
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB7, Cl M1
2.242%, VAR ICE LIBOR USD 1 Month+0.615%, 11/25/2035	2,229	2,231
CWABS Certificates Trust, Ser 2004-5, Cl 2A
2.127%, VAR ICE LIBOR USD 1 Month+0.500%, 10/25/2034	2,562	2,543
CWABS Certificates Trust, Ser 2004-5, Cl 3A
2.087%, VAR ICE LIBOR USD 1 Month+0.460%, 09/25/2034	1	1
CWABS Certificates Trust, Ser 2006-11, Cl 3AV2
1.787%, VAR ICE LIBOR USD 1 Month+0.160%, 09/25/2046	16	16
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Ser 2006-RES, Cl 4L1A
1.938%, VAR ICE LIBOR USD 1 Month+0.280%, 02/15/2034 (B)	1,058	1,049
CWHEQ Revolving Home Equity Loan Trust, Ser 2006-I, Cl 2A
1.798%, VAR ICE LIBOR USD 1 Month+0.140%, 01/15/2037	1,625	1,555
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
3.469%, VAR ICE LIBOR USD 3 Month+1.650%, 10/20/2028 (B)	1,000	996
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A2I
3.044%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	3,910	3,891
ECAF I, Ser 2015-1A, Cl A1
3.473%, 06/15/2040 (B)	446	446
Education Loan Asset-Backed Trust I, Ser 2013-1, Cl A1
2.427%, VAR ICE LIBOR USD 1 Month+0.800%, 06/25/2026 (B)	111	111
Educational Funding of the South, Ser 2011-1, Cl A2
2.444%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	270	269
Elara HGV Timeshare Issuer, Ser 2017-A, Cl A
2.690%, 03/25/2030 (B)	938	961

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Encore Credit Receivables Trust, Ser 2005-3, Cl M3
2.392%, VAR ICE LIBOR USD 1 Month+0.765%, 10/25/2035	$2,105	$2,116
First Franklin Mortgage Loan Trust, Ser 2004-FF11, Cl M2
2.452%, VAR ICE LIBOR USD 1 Month+0.825%, 01/25/2035	570	572
First Franklin Mortgage Loan Trust, Ser 2006-FFA, Cl A3
1.867%, VAR ICE LIBOR USD 1 Month+0.240%, 09/25/2026	19	18
Gallatin CLO VIII, Ser 2017-1A, Cl B
3.481%, VAR ICE LIBOR USD 3 Month+1.650%, 07/15/2027 (B)	1,500	1,499
Great American Auto Leasing, Ser 2019-1, Cl A2
2.970%, 06/15/2021 (B)	396	398
GreatAmerica Leasing Receivables Funding LLC, Ser 2020-1, Cl A2
1.760%, 06/15/2022 (B)	370	372
Greenpoint Manufactured Housing, Ser 1999-5, Cl M1A
8.300%, 10/15/2026 (A)	502	527
Greenpoint Manufactured Housing, Ser 2000-4, Cl A3
3.639%, VAR ICE LIBOR USD 1 Month+2.000%, 08/21/2031	2,250	2,201
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
2.841%, VAR ICE LIBOR USD 3 Month+1.010%, 04/15/2031 (B)	1,367	1,358
GSAMP Trust, Ser 2005-HE6, Cl M1
2.067%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	74	75
GSAMP Trust, Ser 2005-SEA2, Cl B1
2.877%, VAR ICE LIBOR USD 1 Month+1.250%, 01/25/2045 (B)	1,442	1,451
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (B)	598	598
Home Partners of America Trust, Ser 2017-1, Cl A
2.476%, VAR ICE LIBOR USD 1 Month+0.817%, 07/17/2034 (B)	4,608	4,596
Home Partners of America Trust, Ser 2017-1, Cl B
3.009%, VAR ICE LIBOR USD 1 Month+1.350%, 07/17/2034 (B)	2,250	2,243
Home Partners of America Trust, Ser 2018-1, Cl A
2.559%, VAR ICE LIBOR USD 1 Month+0.900%, 07/17/2037 (B)	2,215	2,210

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (B)	$185	$186
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (B)	213	214
Invitation Homes Trust, Ser 2017-SFR2, Cl B
2.809%, VAR ICE LIBOR USD 1 Month+1.150%, 12/17/2036 (B)	1,000	998
Invitation Homes Trust, Ser 2018-SFR1, Cl C
2.909%, VAR ICE LIBOR USD 1 Month+1.250%, 03/17/2037 (B)	2,000	1,990
Invitation Homes Trust, Ser 2018-SFR3, Cl C
2.959%, VAR ICE LIBOR USD 1 Month+1.300%, 07/17/2037 (B)	2,000	1,985
Iowa State Student Loan Liquidity, Ser 2011-1, Cl A
3.211%, VAR ICE LIBOR USD 3 Month+1.250%, 06/25/2042	389	388
Keycorp Student Loan Trust, Ser 2000-B, Cl A2
2.104%, VAR ICE LIBOR USD 3 Month+0.310%, 07/25/2029	1,594	1,569
KKR CLO, Ser 2018-21, Cl A
2.831%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (B)	580	575
LCM XXV, Ser 2017-25A, Cl A
3.029%, VAR ICE LIBOR USD 3 Month+1.210%, 07/20/2030 (B)	3,828	3,825
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M1
2.377%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2034	918	910
Long Beach Mortgage Loan Trust, Ser 2004-1, Cl M2
2.452%, VAR ICE LIBOR USD 1 Month+0.825%, 02/25/2034	2,087	2,085
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.079%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (B)	106	106
Madison Park Funding XV, Ser 2017-15A, Cl A2R
3.294%, VAR ICE LIBOR USD 3 Month+1.500%, 01/27/2026 (B)	550	550
Madison Park Funding XXX, Ser 2018-30A, Cl A
2.581%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (B)	1,000	990
Magnetite VIII, Ser 2018-8A, Cl AR2
2.811%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (B)	780	776
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)	87	88

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (B)	$191	$193
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (B)	258	261
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (B)	135	136
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A3
1.727%, VAR ICE LIBOR USD 1 Month+0.100%, 10/25/2036	2,390	1,529
Merrill Lynch Mortgage Investors Trust, Ser 2005-SL3, Cl M1
2.317%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2036	303	302
Michigan Finance Authority, Ser 2015-1, Cl A1
2.410%, VAR ICE LIBOR USD 1 Month+0.750%, 04/29/2030	2,365	2,352
Mid-State Capital Trust, Ser 2004-1, Cl M1
6.497%, 08/15/2037	658	709
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	444	452
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (B)	180	181
MP CLO VIII, Ser 2018-2A, Cl BR
3.215%, VAR ICE LIBOR USD 3 Month+1.420%, 10/28/2027 (B)	2,000	1,992
MVW Owner Trust, Ser 2014-1A, Cl A
2.250%, 09/22/2031 (B)	1,093	1,098
MVW Owner Trust, Ser 2015-1A, Cl A
2.520%, 12/20/2032 (B)	1,515	1,526
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(B)	27	27
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/25/2029 (A)(B)	119	120
Nelnet Student Loan Trust, Ser 2007-1, Cl B1
1.829%, VAR ICE LIBOR USD 3 Month+0.150%, 08/25/2037	530	528
New Residential Mortgage LLC, Ser 2018-FNT1, Cl B
3.910%, 05/25/2023 (B)	1,600	1,605
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (B)	1,981	1,991
Newcastle Mortgage Securities Trust, Ser 2006-1, Cl M3
2.017%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	5,593	5,511

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (B)	$2,523	$2,541
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (B)	1,985	1,996
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
2.607%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (B)	706	706
OCP CLO, Ser 2017-10A, Cl BR
3.644%, VAR ICE LIBOR USD 3 Month+1.850%, 10/26/2027 (B)	2,000	1,989
OCP CLO, Ser 2017-8A, Cl A1R
2.686%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (B)	610	609
OnDeck Asset Securitization Trust II LLC, Ser 2019-1A, Cl A
2.650%, 11/18/2024 (B)	195	198
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (B)	240	241
Origen Manufactured Housing Contract Trust, Ser 2002-A, Cl M1
7.870%, 05/15/2032 (A)	176	177
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (B)	1,500	1,525
OZLM XII, Ser 2018-12A, Cl A1R
2.820%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (B)	500	500
Palmer Square Loan Funding, Ser 2018-4A, Cl A1
2.592%, VAR ICE LIBOR USD 3 Month+0.900%, 11/15/2026 (B)	1,788	1,787
Park Place Securities Pass-Through Certificates, Ser 2005-WHQ1, Cl M5
2.752%, VAR ICE LIBOR USD 1 Month+1.125%, 03/25/2035	4,242	4,232
PRPM LLC, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(B)	182	183
Recette CLO, Ser 2017-1A, Cl DR
4.569%, VAR ICE LIBOR USD 3 Month+2.750%, 10/20/2027 (B)	1,000	984
SACO I Trust, Ser 2005-GP1, Cl A1
1.987%, VAR ICE LIBOR USD 1 Month+0.360%, 08/25/2030	301	300
SACO I Trust, Ser 2005-WM3, Cl A1
2.147%, VAR ICE LIBOR USD 1 Month+0.520%, 09/25/2035	175	174
SACO I Trust, Ser 2006-6, Cl A
1.887%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2036	474	463

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust, Ser 2006-2, Cl A3C
1.777%, VAR ICE LIBOR USD 1 Month+0.150%, 09/25/2036	$780	$777
Scholar Funding Trust, Ser 2010-A, Cl A
2.545%, VAR ICE LIBOR USD 3 Month+0.750%, 10/28/2041 (B)	4,274	4,241
Scholar Funding Trust, Ser 2011-A, Cl A
2.695%, VAR ICE LIBOR USD 3 Month+0.900%, 10/28/2043 (B)	2,422	2,405
Shackleton CLO, Ser 2015-8A, Cl A1R
2.747%, VAR ICE LIBOR USD 3 Month+0.920%, 10/20/2027 (B)	996	994
SLC Student Loan Trust, Ser 2007-1, Cl A4
1.752%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	1,662	1,629
SLM Student Loan Trust, Ser 2013-6, Cl A3
2.277%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2055	1,521	1,516
SoFi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (B)	141	142
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (B)	6	6
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl A
3.240%, 02/25/2028 (B)	209	211
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (B)	388	392
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (B)	386	390
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A
2.020%, 01/25/2029 (B)	285	286
SoFi Professional Loan Program, Ser 2017-C, Cl A1
2.227%, VAR ICE LIBOR USD 1 Month+0.600%, 07/25/2040 (B)	431	432
Soundview Home Equity Loan Trust, Ser 2005-4, Cl M2
2.097%, VAR ICE LIBOR USD 1 Month+0.470%, 03/25/2036	2,960	2,958
SpringCastle Funding Notes, Ser 2019-AA, Cl A
3.200%, 05/27/2036 (B)	4,321	4,424
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (B)	222	222

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2003-BC11, Cl A3
2.577%, VAR ICE LIBOR USD 1 Month+0.950%, 10/25/2033	$3,107	$3,098
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
2.347%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	2,846	2,854
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
2.627%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	3,807	3,792
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
2.567%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	1,264	1,265
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M1
2.347%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	241	241
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
1.937%, VAR ICE LIBOR USD 1 Month+0.310%, 09/25/2036	145	145
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC3, Cl 2A3
1.807%, VAR ICE LIBOR USD 1 Month+0.180%, 05/25/2047	2,307	2,252
Student Loan Repackaging Trust, Ser 2007-1, Cl 2A1
2.143%, VAR ICE LIBOR USD 3 Month+0.215%, 07/27/2036 (B)	420	419
Symphony CLO XVIII, Ser 2016-18A, Cl B
3.606%, VAR ICE LIBOR USD 3 Month+1.800%, 01/23/2028 (B)	750	749
TCI-Flatiron CLO, Ser 2017-1A, Cl B
3.252%, VAR ICE LIBOR USD 3 Month+1.560%, 11/18/2030 (B)	500	496
Telos CLO, Ser 2017-3A, Cl AR
3.136%, VAR ICE LIBOR USD 3 Month+1.300%, 07/17/2026 (B)	2,211	2,211
Textainer Marine Containers V, Ser 2017-2A, Cl A
3.520%, 06/20/2042 (B)	463	473
Thacher Park CLO, Ser 2017-1A, Cl AR
2.979%, VAR ICE LIBOR USD 3 Month+1.160%, 10/20/2026 (B)	1,080	1,080
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(B)	69	69
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	54	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	$72	$72
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	56	56
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	169	170
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	317	319
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	543	554
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	2,428	2,467
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.227%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (B)	2,385	2,381
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	2,508	2,572
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (A)(B)	1,521	1,606
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (A)(B)	3,984	4,143
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
2.627%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2048 (B)	1,413	1,421
Treman Park CLO, Ser 2018-1A, Cl ARR
2.889%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (B)	550	550
TRESTLES CLO, Ser 2017-1A, Cl A1A
3.084%, VAR ICE LIBOR USD 3 Month+1.290%, 07/25/2029 (B)	5,000	4,997
Triton Container Finance VI LLC, Ser 2017-1A, Cl A
3.520%, 06/20/2042 (B)	690	710
Tryon Park CLO, Ser 2018-1A, Cl A1SR
2.721%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (B)	270	268
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (B)	260	261
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	350	355
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (B)	327	327
Volvo Financial Equipment Master Owner Trust, Ser 2017-A, Cl A
2.158%, VAR ICE LIBOR USD 1 Month+0.500%, 11/15/2022 (B)	95	95
Voya CLO, Ser 2017-2A, Cl A1R
3.086%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (B)	4,404	4,404

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2017-3A, Cl A1A
3.049%, VAR ICE LIBOR USD 3 Month+1.230%, 07/20/2030 (B)	$1,500	$1,500
Voya CLO, Ser 2017-3A, Cl A1R
2.514%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (B)	1,242	1,241
Voya CLO, Ser 2018-3A, Cl A2R
3.219%, VAR ICE LIBOR USD 3 Month+1.400%, 10/18/2031 (B)	818	809
Voya CLO, Ser 2020-2A, Cl A1RR
%, VAR ICE LIBOR USD 3 Month+1.020%, 04/17/2030 (B)	4,404	4,404
VSE VOI Mortgage, Ser 2017-A, Cl A
2.330%, 03/20/2035 (B)	1,425	1,447
		216,447
Total Asset-Backed Securities
(Cost $282,320) ($ Thousands)		287,974

CORPORATE OBLIGATIONS — 5.5%
Communication Services — 0.6%
AT&T
2.891%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	750	752
CenturyLink
4.000%, 02/15/2027 (B)	730	734
Comcast
2.349%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/2021	700	703
Cumulus Media New Holdings
6.750%, 07/01/2026 (B)	1,098	1,140
Diamond Sports Group LLC
5.375%, 08/15/2026 (B)	1,501	1,384
TEGNA
4.625%, 03/15/2028 (B)	1,149	1,112
Telefonica Emisiones
5.134%, 04/27/2020	750	754
		6,579
Consumer Discretionary — 0.9%
Dollar Tree
2.536%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	216	216
Ford Motor Credit LLC
3.231%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	491
2.193%, VAR ICE LIBOR USD 3 Month+0.430%, 11/02/2020	500	498
General Motors Financial
2.778%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	800	801

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.277%, VAR ICE LIBOR USD 3 Month+0.540%, 11/06/2020	$500	$500
Marriott International
2.535%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	350	352
2.180%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	475	476
Nissan Motor Acceptance MTN
2.738%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (B)	800	805
Panther BF Aggregator 2
8.500%, 05/15/2027 (B)	1,523	1,548
Truck Hero
8.500%, 04/21/2024 (B)	1,675	1,724
Volkswagen Group of America Finance LLC
2.653%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (B)	300	303
2.500%, 09/24/2021 (B)	200	203
2.477%, VAR ICE LIBOR USD 3 Month+0.770%, 11/13/2020 (B)	2,000	2,007
		9,924
Consumer Staples — 0.2%
Conagra Brands
2.552%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	366	366
GEMS MENASA Cayman
7.125%, 07/31/2026 (B)	587	601
Howard University
2.801%, 10/01/2023	240	245
2.638%, 10/01/2021	100	101
Kraft Heinz Foods
2.554%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	700	696
Prime Security Services Borrower LLC
6.250%, 01/15/2028 (B)	553	533
		2,542
Energy — 0.2%
MPLX
2.785%, VAR ICE LIBOR USD 3 Month+0.900%, 09/09/2021	150	150
Occidental Petroleum
2.957%, VAR ICE LIBOR USD 3 Month+1.250%, 08/13/2021	300	301
2.684%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	300	302
Phillips 66
2.581%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (B)	790	790

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.247%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	$400	$400
		1,943
Financials — 1.9%
ABN AMRO Bank MTN
2.229%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (B)	750	752
Assurant
3.197%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	97	97
Bank of America MTN
2.999%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	635
2.979%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	550	558
BPCE MTN
2.903%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (B)	550	558
Canadian Imperial Bank of Commerce
2.365%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	300	302
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	300	303
Citizens Bank
2.457%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,025	1,030
Cooperatieve Rabobank UA
2.664%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,000	1,010
Credit Suisse Group Funding Guernsey
3.125%, 12/10/2020	450	454
Credit Suisse NY
2.035%, VAR United States Secured Overnight Financing Rate+0.450%, 02/04/2022	600	600
Danske Bank
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (B)	250	254
Danske Bank MTN
2.417%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (B)	500	500
Deutsche Bank NY
2.700%, 07/13/2020	250	250
2.617%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	550	549
Goldman Sachs Group
2.904%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	758

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.862%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	$930	$937
HSBC Holdings
2.537%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	550	551
ING Groep
3.111%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	700	711
JPMorgan Chase
2.980%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	198	199
2.435%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	600	600
Marsh & McLennan
3.500%, 12/29/2020	95	97
Metropolitan Life Global Funding I MTN
2.146%, VAR United States Secured Overnight Financing Rate+0.570%, 01/13/2023 (B)	350	351
Mizuho Financial Group
2.309%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	525	524
Morgan Stanley
2.999%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	625	629
Morgan Stanley MTN
2.280%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	400	401
National Australia Bank
1.875%, 12/13/2022	250	254
Nationwide Building Society
2.000%, 01/27/2023 (B)	200	202
Nordea Bank Abp
2.083%, VAR ICE LIBOR USD 3 Month+0.470%, 05/29/2020 (B)	900	901
PNC Bank
2.315%, VAR ICE LIBOR USD 3 Month+0.430%, 12/09/2022	300	302
2.004%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	350	349
Regions Bank
2.207%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	400	400
Santander UK
2.100%, 01/13/2023	200	203
Standard Chartered
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (B)	345	349
Toronto-Dominion Bank MTN
2.061%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	250	250

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS MTN
2.430%, VAR ICE LIBOR USD 3 Month+0.850%, 06/01/2020	$900	$902
UniCredit MTN
6.572%, 01/14/2022 (B)	350	376
Wells Fargo
2.911%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	550	558
Zions Bancorp
3.350%, 03/04/2022	2,000	2,063
		20,719
Health Care — 0.4%
Becton Dickinson
2.836%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	375	375
Cardinal Health
2.664%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	975	980
Cigna
2.550%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	400	400
2.250%, VAR ICE LIBOR USD 3 Month+0.350%, 03/17/2020	2,000	2,000
CVS Health
2.605%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	540	542
Sutter Health
2.286%, 08/15/2053	225	226
		4,523
Industrials — 0.6%
AerCap Ireland Capital DAC
4.450%, 12/16/2021	2,000	2,084
Arconic
6.150%, 08/15/2020	371	377
Cargo Aircraft Management
4.750%, 02/01/2028 (B)	989	980
DAE Funding LLC
5.250%, 11/15/2021 (B)	325	335
GE Capital International Funding Unlimited
2.342%, 11/15/2020	575	576
GFL Environmental
8.500%, 05/01/2027 (B)	1,564	1,693
Otis Worldwide
2.069%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023 (B)	360	360
United Technologies
2.342%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	375	375
		6,780

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Information Technology — 0.1%
Hewlett Packard Enterprise
2.620%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	$300	$300
Microchip Technology
3.922%, 06/01/2021	325	334
Tempo Acquisition LLC
6.750%, 06/01/2025 (B)	1,051	1,046
		1,680
Materials — 0.2%
International Flavors & Fragrances
3.400%, 09/25/2020	200	202
Novelis
4.750%, 01/30/2030 (B)	1,024	1,010
Syngenta Finance
3.698%, 04/24/2020 (B)	525	526
		1,738
Real Estate — 0.1%
American Tower
2.800%, 06/01/2020	458	459
Lamar Media
4.000%, 02/15/2030 (B)	311	311
3.750%, 02/15/2028 (B)	286	287
		1,057
Utilities — 0.3%
Dominion Energy
2.450%, 01/15/2023 (B)	250	256
Duquesne Light Holdings
6.400%, 09/15/2020 (B)	1,000	1,023
Edison International
3.125%, 11/15/2022	2,000	2,059
Southern Power
2.458%, VAR ICE LIBOR USD 3 Month+0.550%, 12/20/2020 (B)	375	375
Texas Energy (Escrow Security)
4.119%, 12/31/2034 (C)	63	–
		3,713
Total Corporate Obligations
(Cost $60,902) ($ Thousands)		61,198

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Notes
2.875%, 11/15/2021	11,000	11,357
2.375%, 03/15/2022	4,000	4,120

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.000%, 05/31/2024	$6,000	$6,271
Total U.S. Treasury Obligations
(Cost $21,296) ($ Thousands)		21,748

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State, GO
Callable 10/01/2021 @ 100
2.442%, 04/01/2047 (D)	925	933

Ohio — 0.1%
Buckeye, Tobacco Settlement Financing Authority, RB
1.850%, 06/01/2029	1,500	1,519

Texas — 0.0%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (D)	190	191

Total Municipal Bonds
(Cost $2,615) ($ Thousands)		2,643

	Number of Warrants
WARRANTS — 0.0%
Lion Holdings, Expires 12/30/2027
Strike Price $– *	29,715	–

Total Warrants
(Cost $—) ($ Thousands)		–

	Shares
COMMON STOCK — 0.0%
TE Holdcorp *(C)	102,547	—
Total Common Stock
(Cost $3,175) ($ Thousands)		—

PREFERRED STOCK — 0.0%
TE Holdcorp *(C)(E)	179,484	—
Total Preferred Stock
(Cost $1,427) ($ Thousands)		—

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	17,622,736	$17,623
Total Cash Equivalent
(Cost $17,623) ($ Thousands)		17,623

	Face Amount (Thousands)
REPURCHASE AGREEMENT — 0.7%
BNP Paribas
1.600%, dated 02/28/20, to be repurchased on 03/02/20, repurchase price $8,201,093 (collateralized by U.S. Treasury and U.S. Government obligations, ranging in par value $1,000 - $5,576,047, 2.50% - 6.00%, 2/28/2023 – 1/1/2050; total market value $8,364,005) (F)	$8,200	8,200
Total Repurchase Agreement
(Cost $8,200) ($ Thousands)		8,200

Total Investments in Securities — 101.5%
(Cost $1,127,703) ($ Thousands)		$1,128,425

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Continued)

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	(65)	Jun-2020	$(8,622)	$(8,759)	$(137)
U.S. 2-Year Treasury Notes	(118)	Jul-2020	(25,655)	(25,763)	(108)
U.S. 5-Year Treasury Notes	(5)	Jul-2020	(606)	(614)	(8)
U.S. 5-Year Treasury Notes	22	Jul-2020	2,696	2,701	5
U.S. Long Treasury Bond	(1)	Jun-2020	(166)	(170)	(4)
			$(32,353)	$(32,605)	$(252)

Percentages are based on Net Assets of $1,111,748 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $402,445 ($ Thousands), representing 36.2% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	There is currently no rate available.
(F)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
NCUA — National Credit Union Association
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
USD — U.S. Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Mortgage-Backed Securities	–	404,909	–	404,909
Loan Participations	–	312,842	11,288	324,130
Asset-Backed Securities	–	287,974	–	287,974
Corporate Obligations	–	61,198	–	61,198
U.S. Treasury Obligations	–	21,748	–	21,748
Municipal Bonds	–	2,643	–	2,643
Warrants	–	–	–	–
Common Stock	–	–	–	–
Preferred Stock	–	–	–	–
Cash Equivalent	17,623	–	–	17,623
Repurchase Agreement	–	8,200	–	8,200
Total Investments in Securities	17,623	1,099,514	11,288	1,128,425

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	5	—	—	5
Unrealized Depreciation	(257)	—	—	(257)
Total Other Financial Instruments	(252)	—	—	(252)

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

* Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2020, there were transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Opportunistic Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$72,574	$497,389	$(552,340)	$—	$—	$17,623	17,622,736	$462	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 42.8%
Agency Mortgage-Backed Obligations — 37.9%
FHLMC
10.000%, 03/17/2026	$4	$4
7.500%, 08/01/2030 to 12/01/2036	392	452
7.000%, 05/01/2024 to 03/01/2039	109	125
6.500%, 10/01/2031 to 09/01/2039	706	816
6.000%, 03/01/2020 to 08/01/2038	900	1,024
5.500%, 02/01/2035 to 12/01/2038	2,026	2,320
5.000%, 04/01/2020 to 03/01/2049	17,275	18,912
4.500%, 11/01/2025 to 03/31/2050	42,487	46,024
4.000%, 02/01/2034 to 01/01/2059	118,946	127,681
3.500%, 03/01/2033 to 03/31/2050	262,944	280,078
3.000%, 03/01/2031 to 03/01/2050	189,853	197,805
2.500%, 06/01/2028 to 02/01/2050	25,966	26,758
FHLMC ARM
5.223%, VAR ICE LIBOR USD 12 Month+2.330%, 05/01/2036	63	68
3.931%, VAR ICE LIBOR USD 12 Month+1.943%, 12/01/2036	60	64
3.845%, VAR ICE LIBOR USD 12 Month+1.595%, 10/01/2036	12	12
FHLMC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	12	14
FHLMC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	129	144
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	35	40
FHLMC CMO, Ser 2003-2671, Cl S
11.718%, VAR ICE LIBOR USD 1 Month+14.758%, 09/15/2033	47	64
FHLMC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	102	112
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	239	274
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	5	4
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.791%, VAR ICE LIBOR USD 1 Month+6.030%, 05/15/2038	205	28
FHLMC CMO, Ser 2009-3546, Cl A
3.922%, 02/15/2039 (B)	52	54
FHLMC CMO, Ser 2010-3621, Cl SB, IO
4.572%, VAR ICE LIBOR USD 1 Month+6.230%, 01/15/2040	100	21
FHLMC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	679	717
FHLMC CMO, Ser 2012-4030, Cl HS, IO
4.952%, VAR ICE LIBOR USD 1 Month+6.610%, 04/15/2042	58	12
FHLMC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	2,432	2,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	$513	$55
FHLMC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	5,525	5,741
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	458	50
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	1,354	1,359
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	1,678	1,760
FHLMC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,377
FHLMC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	855	888
FHLMC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	2,237	2,257
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	2,150	2,243
FHLMC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	1,871	2,043
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	6,109	6,384
FHLMC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	605	644
FHLMC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	2,721	2,880
FHLMC CMO, Ser 2018-4786, Cl DP
4.500%, 07/15/2042	1,246	1,276
FHLMC CMO, Ser 2018-4796, Cl AK
3.000%, 05/15/2048	5,114	5,311
FHLMC CMO, Ser 2018-4802, Cl A
3.000%, 06/15/2048	5,159	5,354
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	1,856	1,896
FHLMC CMO, Ser 2018-4846, Cl PF
2.009%, VAR ICE LIBOR USD 1 Month+0.350%, 12/15/2048	648	646
FHLMC CMO, Ser 2018-4856, Cl FD
1.959%, VAR ICE LIBOR USD 1 Month+0.300%, 08/15/2040	2,166	2,151
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	2,741	2,892
FHLMC CMO, Ser 2019-4897, Cl F
2.059%, VAR ICE LIBOR USD 1 Month+0.400%, 07/15/2049	777	773
FHLMC Multiclass Certificates Series, Ser 2015-P0, Cl BX, IO
1.666%, 01/31/2169 (B)	2,000	248
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1514, Cl A2
2.859%, 10/25/2034	825	909

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser J15F, Cl A2
2.710%, 12/25/2020	$14	$14
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.478%, 10/25/2021 (B)	448	9
FHLMC Multifamily Structured Pass-Through Certificates, Ser K021, Cl A1
1.603%, 01/25/2022	142	142
FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A1
2.839%, 10/25/2022	93	94
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.095%, 05/25/2023 (B)	61,099	221
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl X1, IO
0.559%, 03/25/2029 (B)	3,947	186
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	1,540	1,764
FHLMC Multifamily Structured Pass-Through Certificates, Ser K092, Cl X1, IO
0.709%, 04/25/2029 (B)	9,993	586
FHLMC Multifamily Structured Pass-Through Certificates, Ser K093, Cl X1, IO
0.952%, 05/25/2029 (B)	3,995	309
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
0.881%, 06/25/2029 (B)	2,999	218
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.148%, 06/25/2029 (B)	4,850	487
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl X1, IO
0.949%, 06/25/2029 (B)	2,397	185
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.238%, 06/25/2029 (B)	700	74
FHLMC Multifamily Structured Pass-Through Certificates, Ser K099, Cl X1, IO
1.006%, 09/25/2029 (B)	1,090	81
FHLMC Multifamily Structured Pass-Through Certificates, Ser K101, Cl X1, IO
0.837%, 10/25/2029 (B)	1,200	85
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033 (B)	4,400	5,380
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/2033 (B)	3,345	4,056

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl X1, IO
0.879%, 04/25/2024 (B)	$13,278	$411
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl X1, IO
0.965%, 05/25/2026 (B)	2,399	130
FHLMC Multifamily Structured Pass-Through Certificates, Ser K735, Cl A2
2.862%, 05/25/2026	3,700	3,975
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.312%, 07/25/2026 (B)	2,000	144
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.638%, 10/25/2026 (B)	7,000	266
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC03, Cl A2
3.499%, 01/25/2026	1,730	1,909
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.204%, 06/25/2027 (B)	3,499	234
FHLMC Multifamily Structured Pass-Through Certificates, Ser KL1P, Cl A2P
2.700%, 10/25/2025	450	478
FHLMC Multifamily Structured Pass-Through Certificates, Ser KL4F, Cl A2AS
3.683%, 10/25/2025 (B)	7,210	7,910
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A2
2.510%, 12/25/2025	1,650	1,722
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,210
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS07, Cl A2
2.735%, 09/25/2025	1,365	1,452
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	2,210	2,380
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,016	1,204
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
4.292%, VAR ICE LIBOR USD 1 Month+5.950%, 05/15/2041	616	79
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	4,625	4,867
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,883	1,992
FHLMC STRIPS CMO, Ser 2015-343, Cl F4
2.131%, VAR ICE LIBOR USD 1 Month+0.350%, 10/15/2037	1,800	1,791

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
4.342%, VAR ICE LIBOR USD 1 Month+6.000%, 12/15/2046	$974	$200
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	4,997	5,316
FNMA
8.000%, 05/01/2023 to 06/01/2031	32	38
7.500%, 06/01/2030 to 11/01/2038	176	205
7.000%, 09/01/2026 to 02/01/2039	1,017	1,199
6.500%, 12/01/2022 to 10/01/2037	504	565
6.000%, 02/01/2032 to 10/01/2040	2,806	3,266
5.500%, 06/01/2020 to 06/01/2049	14,553	16,664
5.000%, 08/01/2020 to 08/01/2049	97,158	108,482
4.500%, 07/01/2020 to 01/01/2059	139,572	152,059
4.381%, 06/01/2021	2,828	2,918
4.363%, 11/01/2021	3,073	3,148
4.200%, 01/01/2029	1,665	1,906
4.000%, 07/01/2020 to 06/01/2057	271,334	291,301
3.980%, 08/01/2021	3,971	4,074
3.820%, 07/01/2027	250	279
3.790%, 12/01/2025	3,185	3,482
3.640%, 11/01/2028	600	684
3.500%, 09/01/2028 to 03/01/2057	216,079	228,133
3.490%, 02/01/2033	3,000	3,474
3.480%, 08/01/2028	5,520	6,249
3.420%, 09/01/2025	1,145	1,233
3.380%, 05/01/2028	121	131
3.350%, 05/01/2029	160	181
3.310%, 03/01/2028 to 05/01/2031	2,105	2,324
3.300%, 04/01/2029 to 02/01/2030	525	592
3.260%, 05/01/2029	300	337
3.240%, 05/01/2029	770	865
3.210%, 11/01/2037	4,615	5,194
3.190%, 05/01/2029 to 05/01/2030	2,569	2,853
3.160%, 05/01/2029	426	474
3.080%, 01/01/2028	160	175
3.070%, 01/01/2029	280	310
3.050%, 05/01/2024	1,020	1,057
3.040%, 06/01/2029	1,000	1,109
3.020%, 06/01/2024 to 05/01/2026	4,110	4,258
3.010%, 05/01/2028	2,806	3,078
3.000%, 05/01/2029 to 03/01/2050	231,335	241,517
2.980%, 08/01/2031	100	110
2.950%, 05/01/2031	3,204	3,552
2.870%, 07/01/2031	100	110
2.850%, 08/01/2031	610	670
2.840%, 08/01/2031	500	547
2.820%, 06/01/2022	2,665	2,754
2.810%, 04/01/2025 to 08/01/2031	950	1,033
2.790%, 08/01/2029	600	656
2.770%, 08/01/2031	900	981
2.765%, 08/01/2031	1,300	1,417

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.740%, 08/01/2029	$600	$652
2.705%, 04/01/2023	175	182
2.670%, 09/01/2031 to 10/01/2034	600	652
2.520%, 10/01/2029	160	171
2.500%, 02/01/2023 to 12/01/2049	74,846	76,853
2.000%, 10/01/2048	3,928	4,342
FNMA ARM
4.565%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	3	3
3.594%, VAR ICE LIBOR USD 12 Month+1.594%, 12/01/2035	26	27
3.096%, VAR ICE LIBOR USD 12 Month+1.620%, 03/01/2047	1,400	1,455
2.957%, VAR ICE LIBOR USD 12 Month+1.599%, 08/01/2047	1,187	1,233
2.743%, VAR ICE LIBOR USD 12 Month+1.578%, 06/01/2045	1,685	1,726
2.658%, VAR ICE LIBOR USD 12 Month+1.585%, 01/01/2046	6,078	6,260
2.620%, VAR ICE LIBOR USD 12 Month+1.583%, 05/01/2045	1,327	1,366
2.619%, VAR ICE LIBOR USD 12 Month+1.587%, 11/01/2045	528	543
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	31	33
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	25	26
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/2022 (A)	–	–
FNMA CMO, Ser 1993-149, Cl SH
11.500%, VAR ICE LIBOR USD 1 Month+65.406%, 08/25/2023	23	26
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	112	119
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	90	96
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	88	95
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	93	103
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	106	111
FNMA CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	17	19
FNMA CMO, Ser 2003-124, Cl TS
9.800%, VAR ICE LIBOR USD 1 Month+100.800%, 01/25/2034	10	12
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	322	375
FNMA CMO, Ser 2005-74, Cl CS
15.546%, VAR ICE LIBOR USD 1 Month+20.020%, 05/25/2035	73	92

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2006-104, Cl MI, IO
5.123%, VAR ICE LIBOR USD 1 Month+6.750%, 11/25/2036	$692	$77
FNMA CMO, Ser 2006-125, Cl SM, IO
5.573%, VAR ICE LIBOR USD 1 Month+7.200%, 01/25/2037	417	95
FNMA CMO, Ser 2006-33, Cl LS
22.830%, VAR ICE LIBOR USD 1 Month+30.150%, 05/25/2036	67	113
FNMA CMO, Ser 2006-46, Cl SW
18.235%, VAR ICE LIBOR USD 1 Month+24.199%, 06/25/2036	53	83
FNMA CMO, Ser 2006-51, Cl SP, IO
5.023%, VAR ICE LIBOR USD 1 Month+6.650%, 03/25/2036	71	10
FNMA CMO, Ser 2007-64, Cl FA
2.097%, VAR ICE LIBOR USD 1 Month+0.470%, 07/25/2037	9	9
FNMA CMO, Ser 2007-68, Cl SC, IO
5.073%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	153	35
FNMA CMO, Ser 2008-22, Cl SI, IO
4.803%, VAR ICE LIBOR USD 1 Month+6.430%, 03/25/2037	1,046	15
FNMA CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	17	19
FNMA CMO, Ser 2009-103, Cl MB
4.364%, 12/25/2039 (B)	105	110
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	1,086	1,014
FNMA CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	2,890	3,059
FNMA CMO, Ser 2010-150, Cl SK, IO
4.903%, VAR ICE LIBOR USD 1 Month+6.530%, 01/25/2041	583	136
FNMA CMO, Ser 2010-27, Cl AS, IO
4.853%, VAR ICE LIBOR USD 1 Month+6.480%, 04/25/2040	699	136
FNMA CMO, Ser 2011-2, Cl WA
5.861%, 02/25/2051 (B)	94	106
FNMA CMO, Ser 2011-75, Cl FA
2.177%, VAR ICE LIBOR USD 1 Month+0.550%, 08/25/2041	99	100
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	184	1
FNMA CMO, Ser 2011-96, Cl SA, IO
4.923%, VAR ICE LIBOR USD 1 Month+6.550%, 10/25/2041	1,368	283
FNMA CMO, Ser 2012-133, Cl CS, IO
4.523%, VAR ICE LIBOR USD 1 Month+6.150%, 12/25/2042	899	181

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-134, Cl MS, IO
4.523%, VAR ICE LIBOR USD 1 Month+6.150%, 12/25/2042	$363	$79
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	1,788	1,796
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	20	22
FNMA CMO, Ser 2012-35, Cl SC, IO
4.873%, VAR ICE LIBOR USD 1 Month+6.500%, 04/25/2042	400	80
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	483	557
FNMA CMO, Ser 2012-70, Cl YS, IO
5.023%, VAR ICE LIBOR USD 1 Month+6.650%, 02/25/2041	150	12
FNMA CMO, Ser 2012-74, Cl SA, IO
5.023%, VAR ICE LIBOR USD 1 Month+6.650%, 03/25/2042	632	115
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	44	41
FNMA CMO, Ser 2012-75, Cl NS, IO
4.973%, VAR ICE LIBOR USD 1 Month+6.600%, 07/25/2042	225	43
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	87	81
FNMA CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (A)	1,177	1,092
FNMA CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (A)	2,714	2,323
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	4,182	4,200
FNMA CMO, Ser 2013-124, Cl SB, IO
4.323%, VAR ICE LIBOR USD 1 Month+5.950%, 12/25/2043	678	142
FNMA CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	688	32
FNMA CMO, Ser 2013-30, Cl CA
1.500%, 04/25/2043	540	543
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	1,917	1,925
FNMA CMO, Ser 2013-54, Cl BS, IO
4.523%, VAR ICE LIBOR USD 1 Month+6.150%, 06/25/2043	419	86
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	1,256	1,438
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	1,132	1,363
FNMA CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	1,175	1,218
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	5,392	5,450
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	796	846

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	$7,133	$7,288
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	7,767	7,839
FNMA CMO, Ser 2016-60, Cl QS, IO
4.473%, VAR ICE LIBOR USD 1 Month+6.100%, 09/25/2046	1,315	259
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,679	1,787
FNMA CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	1,393	1,445
FNMA CMO, Ser 2017-76, Cl SB, IO
4.473%, VAR ICE LIBOR USD 1 Month+6.100%, 10/25/2057	2,425	450
FNMA CMO, Ser 2017-85, Cl SC, IO
4.573%, VAR ICE LIBOR USD 1 Month+6.200%, 11/25/2047	783	149
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	3,096	3,273
FNMA CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	714	760
FNMA CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	3,813	4,037
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	5,917	6,095
FNMA CMO, Ser 2018-45, Cl GA
3.000%, 06/25/2048	4,121	4,257
FNMA CMO, Ser 2018-79, Cl FA
1.877%, VAR ICE LIBOR USD 1 Month+0.250%, 11/25/2048	3,424	3,401
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	2,099	2,177
FNMA CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	884	930
FNMA CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	2,355	2,472
FNMA CMO, Ser 2019-14, Cl FB
2.181%, VAR ICE LIBOR USD 1 Month+0.400%, 04/25/2059	1,222	1,221
FNMA CMO, Ser 2019-18, Cl FH
1.977%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2049	2,133	2,117
FNMA CMO, Ser 2019-25, Cl YF
2.077%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2046	4,211	4,208
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	2,230	2,360
FNMA CMO, Ser 2019-35, Cl MB
3.000%, 07/25/2049	2,270	2,436
FNMA CMO, Ser 2019-35, Cl FH
1.977%, VAR ICE LIBOR USD 1 Month+0.350%, 07/25/2049	1,012	1,008

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	$1,807	$1,910
FNMA CMO, Ser 2019-42, Cl FK
2.077%, VAR ICE LIBOR USD 1 Month+0.450%, 08/25/2049	5,257	5,243
FNMA CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	1,435	1,511
FNMA CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	961	995
FNMA CMO, Ser 2019-60, Cl BF
2.077%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2049	1,847	1,840
FNMA CMO, Ser 2019-60, Cl FW
2.077%, VAR ICE LIBOR USD 1 Month+0.450%, 10/25/2049	1,311	1,309
FNMA CMO, Ser 2019-67, Cl FB
2.077%, VAR ICE LIBOR USD 1 Month+0.450%, 11/25/2049	1,576	1,568
FNMA CMO, Ser 2019-70, Cl FL
2.027%, VAR ICE LIBOR USD 1 Month+0.400%, 12/25/2049	3,123	3,117
FNMA CMO, Ser 2019-79, Cl FA
2.127%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	9,703	9,704
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	163	27
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	218	46
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	863	137
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	1,322	82
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	797	103
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	788	122
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,008	65
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	3,112	3,285
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	4,311	4,704
FNMA TBA
5.000%, 03/15/2045 to 04/15/2045	6,655	7,203

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.500%, 04/14/2033 to 03/01/2045	$32,625	$34,821
4.000%, 03/01/2039 to 05/01/2049	14,665	15,003
3.500%, 03/01/2041 to 03/15/2045	19,681	20,455
3.000%, 03/15/2030 to 04/15/2045	121,016	124,558
2.500%, 03/01/2026 to 03/12/2169	89,059	91,399
2.000%, 05/15/2028	11,000	11,145
FNMA, Ser 2014-M3, Cl X2, IO
0.092%, 01/25/2024 (B)	33,151	370
FNMA, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	662	679
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (B)	751	818
FNMA, Ser 2018-M1, Cl A2
2.985%, 12/25/2027 (B)	8,400	9,217
FNMA, Ser 2020-M6 A
2.500%, 10/25/2037	200	205
FNMA, Ser M12, Cl A1
3.546%, 02/25/2030	955	1,073
FNMA, Ser M13, Cl A1
3.697%, 03/25/2030 (B)	1,778	2,030
FNMA, Ser M14, Cl A2
3.578%, 08/25/2028 (B)	9,250	10,605
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	600	705
FNMA, Ser M27, Cl A2
2.700%, 11/25/2040	400	430
FNMA, Ser M28, Cl AV
2.232%, 02/25/2027	1,697	1,765
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	730	847
FNMA, Ser M5, Cl A2
3.273%, 01/25/2029	1,370	1,540
FNMA, Ser M6, Cl A2
3.450%, 01/01/2029	1,520	1,723
FNMA, Ser M8, Cl X2, IO
0.137%, 01/25/2025 (B)	78,355	461
FREMF Mortgage Trust, Ser 2010-K8, Cl B
5.288%, 09/25/2043 (B)(C)	785	788
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.418%, 12/25/2048 (B)(C)	171	174
FREMF Mortgage Trust, Ser K20, Cl X2A, IO
0.200%, 05/25/2045 (C)	24,772	91
GNMA
9.500%, 12/15/2020	–	–
7.000%, 04/15/2026 to 05/15/2033	624	694
6.500%, 01/15/2024 to 07/15/2035	1,165	1,309
6.000%, 12/15/2023 to 10/20/2040	3,847	4,393
5.000%, 12/20/2039 to 09/20/2049	37,209	40,281
4.700%, 09/20/2061 (B)	1,577	1,635
4.500%, 01/20/2040 to 09/20/2049	67,164	71,624
4.364%, 01/20/2069 (B)	294	300
4.039%, 04/20/2063 (B)	755	769

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.000%, 04/20/2047 to 02/20/2050	$98,757	$104,565
3.500%, 06/20/2044 to 02/20/2050	72,909	76,289
3.000%, 09/15/2042 to 03/01/2050	68,309	70,793
2.500%, 08/20/2049 to 01/20/2050	1,882	1,912
GNMA ARM
3.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 07/20/2034	7	8
3.030%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.440%, 01/20/2060	621	634
GNMA CMO, Ser 112, Cl IO, IO
0.239%, 02/16/2053 (B)	5,696	86
GNMA CMO, Ser 142, Cl IO, IO
0.896%, 04/16/2054 (B)	15,951	416
GNMA CMO, Ser 145, Cl IO, IO
1.038%, 09/16/2044 (B)	5,600	223
GNMA CMO, Ser 163, Cl IO, IO
1.229%, 02/16/2046 (B)	8,711	436
GNMA CMO, Ser 2003-60, Cl GS
9.653%, VAR ICE LIBOR USD 1 Month+12.417%, 05/16/2033	14	15
GNMA CMO, Ser 2005-7, Cl JM
13.071%, VAR ICE LIBOR USD 1 Month+16.720%, 05/18/2034	2	2
GNMA CMO, Ser 2006-16, Cl GS, IO
5.343%, VAR ICE LIBOR USD 1 Month+6.990%, 04/20/2036	449	92
GNMA CMO, Ser 2007-78, Cl SA, IO
4.872%, VAR ICE LIBOR USD 1 Month+6.530%, 12/16/2037	2,803	534
GNMA CMO, Ser 2009-106, Cl KS, IO
4.753%, VAR ICE LIBOR USD 1 Month+6.400%, 11/20/2039	3,242	627
GNMA CMO, Ser 2009-66, Cl XS, IO
5.142%, VAR ICE LIBOR USD 1 Month+6.800%, 07/16/2039	27	5
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	1,997	2,278
GNMA CMO, Ser 2009-8, Cl PS, IO
4.642%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	24	2
GNMA CMO, Ser 2010-14, Cl AO, PO
0.000%, 12/20/2032 (A)	23	23
GNMA CMO, Ser 2010-31, Cl GS, IO
4.853%, VAR ICE LIBOR USD 1 Month+6.500%, 03/20/2039	41	1
GNMA CMO, Ser 2010-4, Cl SL, IO
4.742%, VAR ICE LIBOR USD 1 Month+6.400%, 01/16/2040	99	22
GNMA CMO, Ser 2010-4, Cl NS, IO
4.732%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	4,767	1,003

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	$876	$940
GNMA CMO, Ser 2010-85, Cl HS, IO
5.003%, VAR ICE LIBOR USD 1 Month+6.650%, 01/20/2040	253	24
GNMA CMO, Ser 2010-H04, Cl CI, IO
1.649%, 04/20/2060 (B)	87	3
GNMA CMO, Ser 2010-H10, Cl FC
2.660%, VAR ICE LIBOR USD 1 Month+1.000%, 05/20/2060	2,127	2,152
GNMA CMO, Ser 2010-H26, Cl LF
2.084%, VAR ICE LIBOR USD 1 Month+0.350%, 08/20/2058	2,957	2,950
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	49	10
GNMA CMO, Ser 2011-H09, Cl AF
2.234%, VAR ICE LIBOR USD 1 Month+0.500%, 03/20/2061	858	858
GNMA CMO, Ser 2012-124, Cl AS, IO
4.542%, VAR ICE LIBOR USD 1 Month+6.200%, 10/16/2042	678	160
GNMA CMO, Ser 2012-141, Cl WA
4.525%, 11/16/2041 (B)	564	649
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	552	22
GNMA CMO, Ser 2012-98, Cl SA, IO
4.442%, VAR ICE LIBOR USD 1 Month+6.100%, 08/16/2042	539	120
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.126%, 03/20/2062 (B)	942	15
GNMA CMO, Ser 2013-H01, Cl TA
2.234%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	24	25
GNMA CMO, Ser 2013-H01, Cl JA
2.054%, VAR ICE LIBOR USD 1 Month+0.320%, 01/20/2063	871	869
GNMA CMO, Ser 2014-186, Cl IO, IO
0.735%, 08/16/2054 (B)	10,771	450
GNMA CMO, Ser 2014-H04, Cl FB
2.384%, VAR ICE LIBOR USD 1 Month+0.650%, 02/20/2064	1,902	1,911
GNMA CMO, Ser 2016-135, Cl SB, IO
4.442%, VAR ICE LIBOR USD 1 Month+6.100%, 10/16/2046	528	217
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	205	38
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	2,184	2,256
GNMA CMO, Ser 2018-H06, Cl PF
2.034%, VAR ICE LIBOR USD 1 Month+0.300%, 02/20/2068	872	868

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2018-H07, Cl FD
2.034%, VAR ICE LIBOR USD 1 Month+0.300%, 05/20/2068	$1,556	$1,549
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	800	850
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	3,697	3,887
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	3,970	4,135
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	2,156	2,235
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	1,858	1,929
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	959	990
GNMA CMO, Ser 27, Cl IO, IO
0.933%, 04/16/2053 (B)	9,026	242
GNMA CMO, Ser 47, Cl IA, IO
0.128%, 02/16/2048 (B)	1,474	27
GNMA CMO, Ser 50, Cl IO, IO
0.782%, 09/16/2055 (B)	4,528	232
GNMA TBA
4.500%, 10/01/2048	6,400	6,565
3.000%, 04/15/2045	34,850	35,977
2.500%, 03/23/2169	800	821
GNMA, Ser 107, Cl AD
2.694%, 11/16/2047 (B)	853	891
GNMA, Ser 135, Cl AG
2.600%, 08/16/2058	1,022	1,053
GNMA, Ser 145, Cl IO, IO
0.665%, 04/16/2057 (B)	4,699	274
GNMA, Ser 157, Cl IO, IO
0.567%, 12/16/2059 (B)	3,705	211
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	406	71
GNMA, Ser 2016-128, Cl IO, IO
0.950%, 09/16/2056 (B)	11,853	869
GNMA, Ser 2017-190, Cl IO, IO
0.665%, 03/16/2060 (B)	6,779	395
GNMA, Ser 28, Cl AH
2.300%, 11/16/2061	300	305
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	1,666	1,729
GNMA, Ser 33, Cl A
1.899%, 03/16/2040	3	3
GNMA, Ser 41, Cl IO, IO
0.786%, 07/16/2058 (B)	1,854	112
GNMA, Ser 8, Cl IO, IO
0.721%, 08/16/2058 (B)	4,259	246

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.116%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	$1,371	$1,374
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 2A
2.226%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	198	198
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
2.226%, VAR ICE LIBOR USD 1 Month+0.560%, 12/08/2020	218	218

		2,934,845
Non-Agency Mortgage-Backed Obligations — 4.9%
Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031 (A)	41	39
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
2.221%, VAR ICE LIBOR USD 1 Month+0.560%, 06/25/2045	2,700	2,687
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (B)(C)	862	875
Aventura Mall Trust, Ser 2013-AVM, Cl D
3.743%, 12/05/2032 (B)(C)	190	191
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038 (B)(C)	2,640	3,082
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
5.170%, 11/25/2021 (B)	14	13
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.004%, 04/25/2037 (B)	83	85
Banc of America Funding, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	9	10
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	95	103
Banc of America Funding, Ser 2004-C, Cl 1A1
4.384%, 12/20/2034 (B)	26	26
Banc of America Funding, Ser 2005-B, Cl 2A1
4.417%, 04/20/2035 (B)	1,081	1,018
Banc of America Funding, Ser 2006-G, Cl 2A4
2.227%, VAR ICE LIBOR USD 1 Month+0.580%, 07/20/2036	1,909	1,916
Banc of America Funding, Ser 2015-R2, Cl 9A1
1.842%, VAR ICE LIBOR USD 1 Month+0.215%, 03/27/2036 (C)	1,244	1,246

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	$1,170	$1,302
BBCMS Mortgage Trust, Ser 2018-C2, Cl A5
4.314%, 12/15/2051	2,490	2,937
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,261
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (C)	450	478
BBCMS Trust, Ser 2018-CBM, Cl A
2.659%, VAR ICE LIBOR USD 1 Month+1.000%, 07/15/2037 (C)	2,705	2,701
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	1,500	1,501
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (B)(C)	53	53
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.154%, 05/25/2034 (B)	23	23
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
3.410%, 05/25/2034 (B)	67	66
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.617%, 06/11/2041 (B)(C)	58	–
Benchmark Mortgage Trust, Ser 2018-B1, Cl ASB
3.602%, 01/15/2051 (B)	582	638
BFLD, Ser 2019-DPLO, Cl A
2.749%, VAR ICE LIBOR USD 1 Month+1.090%, 10/15/2034 (C)	1,600	1,601
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (C)	634	642
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049 (C)	1,879	1,909
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059 (C)	2,095	2,117
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
2.579%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (C)	1,624	1,631
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041 (C)	995	1,090
Cali Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2029	1,905	2,210
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
2.729%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (C)	1,295	1,298

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046 (B)(C)	$743	$–
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
1.300%, 12/11/2049 (B)(C)	25	1
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl A1
1.443%, 08/10/2049	230	229
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,384
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl A4
3.514%, 05/10/2050 (B)	945	1,050
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	734	790
CD Commercial Mortgage Trust, Ser 2017-CD6, Cl ASB
3.332%, 11/13/2050	1,764	1,907
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (C)	1,865	2,009
CFCRE Commercial Mortgage Trust, Ser 2016-C3, Cl A1
1.793%, 01/10/2048	255	255
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	763	813
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A1
1.965%, 06/15/2050	161	161
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.322%, 02/25/2037 (B)	25	25
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.688%, 02/25/2037 (B)	35	37
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.789%, 06/25/2035 (B)	84	86
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
2.407%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	1,822	1,780
CHL Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
3.791%, 08/25/2034 (B)	123	123
CHL Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	153	140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (C)	$1,465	$1,538
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	954
Citigroup Commercial Mortgage Trust, Ser 2016-P5, Cl A1
1.410%, 10/10/2049	131	130
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	4,428
Citigroup Commercial Mortgage Trust, Ser 2019-GC43, Cl A4
3.038%, 11/10/2052	682	742
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033 (B)	50	52
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
2.937%, 02/25/2034 (B)	5	5
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
4.576%, 08/25/2034 (B)	24	24
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
4.328%, 09/25/2033 (B)(C)	88	91
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (B)(C)	724	737
COLT Mortgage Loan Trust, Ser 2019-2, Cl A1
3.337%, 05/25/2049 (B)(C)	1,375	1,400
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (B)(C)	1,826	1,849
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (C)	1,345	1,453
COMM Mortgage Trust, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (B)(C)	1,150	1,265
COMM Mortgage Trust, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	700	727
COMM Mortgage Trust, Ser 2014-UBS2, Cl XA, IO
1.195%, 03/10/2047 (B)	12,673	486
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	548
COMM Mortgage Trust, Ser 2015-CR26, Cl C
4.484%, 10/10/2048 (B)	165	180
COMM Mortgage Trust, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	19	19
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.127%, 02/10/2048 (B)	16,323	770
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)	1,470	1,611

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2016-COR1, Cl ASB
2.972%, 10/10/2049	$728	$765
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (C)	1,780	1,883
COMM Mortgage Trust, Ser 2019-GC44, Cl A5
2.950%, 08/15/2057	1,465	1,584
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037 (C)	2,230	2,328
COMM Mortgage Trust, Ser CR15, Cl A2
2.928%, 02/10/2047	35	35
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	238
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (B)	190	202
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.076%, 10/10/2046 (B)	90	93
Commercial Mortgage Pass-Through Certificates, Ser 2014-277P, Cl A
3.611%, 08/10/2049 (B)(C)	1,350	1,465
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
4.626%, 02/10/2047 (B)	350	387
Core Mortgage Trust, Ser 2019-CORE, Cl A
2.539%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)	1,000	1,000
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	560	564
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	213	221
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
2.909%, VAR ICE LIBOR USD 1 Month+1.250%, 01/15/2034 (C)	3,660	3,661
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
2.639%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (C)	7,100	7,100
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059	4,026	4,079
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	938	1,020
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A2
3.033%, 08/15/2048	1,368	1,371

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	$1,000	$1,082
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	1,371	1,520
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	327	346
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	97	100
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	76	78
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (C)	3,530	3,862
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037 (C)	3,900	4,233
CSMC Trust, Ser 2015-5R, Cl 1A1
3.066%, 09/27/2046 (B)(C)	2,409	2,506
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (B)	2,866	3,198
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (B)(C)	10,725	11,046
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057 (B)(C)	6,442	6,849
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (C)	3,754	3,789
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/2034 (B)(C)	560	602
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (C)	2,450	2,648
DBJPM Mortgage Trust, Ser 2017-C6, Cl ASB
3.121%, 06/10/2050	433	462
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (B)(C)	–	–
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (C)	1,995	2,157
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
2.447%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2044	554	525
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (B)(C)	2,934	3,023
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.277%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	1,559	1,563

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.527%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	$410	$412
First Horizon Alternative Mortgage Securities, Ser 2004-AA3, Cl A1
3.555%, 09/25/2034 (B)	61	61
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (B)(C)	2,573	2,641
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
7.627%, VAR ICE LIBOR USD 1 Month+6.000%, 09/25/2028	3,638	3,922
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1ED1
2.877%, VAR ICE LIBOR USD 1 Month+1.250%, 07/25/2029	4,080	4,080
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (B)(C)	1,920	1,950
GCAT LLC, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (C)	694	701
GE Business Loan Trust, Ser 2007-1A, Cl A
1.828%, VAR ICE LIBOR USD 1 Month+0.170%, 04/15/2035 (C)	243	239
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	652	655
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (C)	4,610	4,781
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
1.114%, 11/10/2039 (B)(C)	814	4
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	1,375	1,408
GS Mortgage Securities Trust, Ser 2012-GC6, Cl C
5.651%, 01/10/2045 (B)(C)	1,473	1,555
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	52	52
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (B)	390	434
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3
3.801%, 01/10/2047	606	643
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A5
3.396%, 02/10/2048	446	482
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
0.762%, 07/10/2048 (B)	35,132	1,198

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2015-GC34, Cl A4
3.506%, 10/10/2048	$1,144	$1,252
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	3,770	3,755
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	3,770	3,720
GS Mortgage Securities Trust, Ser 2019-GSA1, Cl A4
3.048%, 11/10/2052	998	1,081
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	7,095	7,492
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (B)(C)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
2.802%, 09/25/2035 (B)(C)	200	27
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	56	57
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	16	18
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039 (C)	1,900	2,109
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041 (B)(C)	1,995	2,170
Impac CMB Trust, Ser 2005-4, Cl 2A1
2.227%, VAR ICE LIBOR USD 1 Month+0.600%, 05/25/2035	95	93
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	2,185	2,429
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
1.977%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	307	307
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
2.487%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	15	15
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
2.427%, VAR ICE LIBOR USD 1 Month+0.800%, 11/25/2034	26	25
JPMBB Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.319%, 06/12/2043 (B)	2,301	3

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	$844	$912
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,794	3,989
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	256	256
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl A4
3.770%, 12/15/2048	492	545
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl B
4.891%, 01/15/2047 (B)	230	254
JPMBB Commercial Mortgage Securities Trust, Ser C22, Cl C
4.554%, 09/15/2047 (B)	750	787
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP6, Cl ASB
3.283%, 07/15/2050	813	873
JPMCC Commercial Mortgage Securities Trust, Ser 2019-BOLT, Cl A
2.809%, VAR ICE LIBOR USD 1 Month+1.150%, 07/15/2034 (C)	1,670	1,656
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl A3
3.597%, 03/15/2050	550	588
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	291	314
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl A5
3.409%, 10/15/2050	1,444	1,599
JPMDB Commercial Mortgage Securities Trust, Ser 2018-C8, Cl ASB
4.145%, 06/15/2051	1,000	1,129
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A1
1.324%, 08/15/2049	368	367
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,488
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-5, Cl A2
3.150%, 10/26/2048 (B)(C)	3,333	3,516
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031 (B)(C)	2,415	2,533
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
2.569%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	2,035	2,034

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (C)	$2,000	$2,233
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
3.905%, 06/25/2034 (B)	297	306
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
4.332%, 02/25/2035 (B)	100	104
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.231%, 04/25/2035 (B)	24	25
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.675%, 08/25/2034 (B)	134	140
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.110%, 11/25/2033 (B)	132	137
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (B)(C)	2,573	2,647
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (B)(C)	2,223	2,287
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (B)(C)	2,514	2,591
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.380%, 02/15/2041 (B)(C)	958	–
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
4.691%, 11/21/2034 (B)	1,491	1,539
MASTR Adjustable Rate Mortgages Trust, Ser 2004-5, Cl 3A1
4.125%, 06/25/2034 (B)	7	7
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	431	442
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	234	197
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (C)	1,381	1,326
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
1.977%, VAR ICE LIBOR USD 1 Month+0.350%, 05/25/2035 (C)	250	172
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3PO, PO
0.000%, 05/28/2035 (A)(C)	12	10
MASTR Seasoned Securities Trust, Ser 2004-1, Cl 4A1
4.465%, 10/25/2032 (B)	5	5

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Seasoned Securities Trust, Ser 2005-1, Cl 4A1
4.567%, 10/25/2032 (B)	$30	$30
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
4.818%, 07/25/2033 (B)	37	37
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.654%, 12/25/2034 (B)	101	103
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
4.000%, 02/25/2034 (B)	42	43
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
3.934%, 02/25/2034 (B)	42	43
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
4.330%, 08/25/2034 (B)	56	58
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
2.395%, VAR ICE LIBOR USD 6 Month+0.720%, 09/25/2029	93	91
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
3.706%, 02/25/2036 (B)	54	55
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/2040 (C)	3,000	3,190
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.735%, 12/12/2049 (B)(C)	202	–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (C)	150	154
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.083%, 07/15/2046 (B)	181	195
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	262	281
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl ASB
3.383%, 10/15/2048	582	615
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Cl A4
3.753%, 12/15/2047	268	296
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.217%, 02/12/2044 (B)(C)	239	–
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl AJ
5.945%, 06/11/2042 (B)	3,119	3,313

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl C
5.375%, (B)(C)	$1,700	$1,746
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.070%, 11/15/2049 (B)	15,865	836
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl A1
1.445%, 08/15/2049	478	477
Morgan Stanley Capital I Trust, Ser 2016-UB11, Cl ASB
2.606%, 08/15/2049	756	784
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl A5
4.177%, 07/15/2051	313	364
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
3.059%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (C)	3,030	3,021
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.619%, 04/25/2034 (B)	132	144
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
1.995%, VAR ICE LIBOR USD 1 Month+0.340%, 04/16/2036 (C)	4,273	3,833
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035 (B)(C)	3,115	3,285
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 12/15/2038 (C)	2,085	2,196
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (B)(C)	4,754	5,070
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (B)(C)	3,561	3,728
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059 (B)(C)	3,969	4,116
New Residential Mortgage Loan Trust, Ser 2019-NQM2, Cl A1
3.600%, 04/25/2049 (B)(C)	903	915
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (B)(C)	1,518	1,538
New York Mortgage Trust, Ser 2006-1, Cl 2A2
4.035%, 05/25/2036 (B)	112	111
Nomura Resecuritization Trust, Ser 2015-5R, Cl 2A1
3.828%, 03/26/2035 (B)(C)	734	741

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2018-1, Cl A2
2.277%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (C)	$2,482	$2,470
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (B)(C)	730	751
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (B)(C)	1,740	1,753
OBX Trust, Ser 2020-EXP1, Cl 2A1A
2.420%, VAR ICE LIBOR USD 1 Month+0.750%, 02/25/2060 (C)	2,920	2,925
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (C)	2,490	2,590
Opteum Mortgage Acceptance Pass-Through Certificates, Ser 2005-1, Cl M6
2.932%, VAR ICE LIBOR USD 1 Month+1.305%, 02/25/2035	3,727	3,754
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	46	49
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (A)	10	9
RALI Trust, Ser 2005-QO2, Cl A1
3.413%, VAR 12 Month Treas Avg+1.360%, 09/25/2045	341	328
RALI Trust, Ser 2005-QO5, Cl A1
3.053%, VAR 12 Month Treas Avg+1.000%, 01/25/2046	462	439
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	7	6
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032 (B)(C)	1,380	1,483
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	45	48
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	159	167
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.188%, 12/25/2034 (B)	325	331
Rosslyn Portfolio Trust, Ser 2017-ROSS, Cl A
2.609%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (C)	1,340	1,340
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
2.225%, VAR ICE LIBOR USD 6 Month+0.320%, 01/20/2035	142	137
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043 (B)(C)	280	308
SG Residential Mortgage Trust, Ser 2019-3, Cl A1
2.703%, 09/25/2059 (B)(C)	1,781	1,792

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2019-INV1, Cl A1
2.610%, 09/27/2049 (B)(C)	$1,723	$1,728
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (B)(C)	3,040	3,063
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
1.947%, VAR ICE LIBOR USD 1 Month+0.320%, 10/25/2035	1,310	1,276
Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
3.827%, VAR ICE LIBOR USD 1 Month+2.200%, 02/25/2024	576	582
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
2.307%, VAR ICE LIBOR USD 1 Month+0.660%, 10/19/2034	88	89
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
2.127%, VAR ICE LIBOR USD 1 Month+0.480%, 04/19/2035	1,689	1,686
Structured Asset Securities, Ser 2003-31A, Cl 2A7
3.905%, 10/25/2033 (B)	1,633	1,676
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.105%, 12/25/2033 (B)	44	45
Structured Note, Ser JPM-2598
2.455%, 04/25/2040	3,020	3,176
Structured Note, Ser TCW-1149
3.820%, 11/25/2030	4,450	5,257
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
2.267%, VAR ICE LIBOR USD 1 Month+0.640%, 09/25/2043	163	165
Verus Securitization Trust, Ser 2019-1, Cl A1
3.836%, 02/25/2059 (B)(C)	717	728
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (B)(C)	3,215	3,249
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (C)	3,354	3,371
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (C)	4,731	4,771
Verus Securitization Trust, Ser 2019-INV1, Cl A1
3.402%, 12/25/2059 (B)(C)	1,287	1,301
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (B)(C)	1,637	1,655
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (B)(C)	12,917	13,012

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Visio Trust, Ser 2019-1, Cl A1
3.572%, 06/25/2054 (B)(C)	$801	$816
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	104
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035 (C)	1,210	1,358
VNDO Mortgage Trust, Ser PENN, Cl A
3.808%, 12/13/2029 (C)	1,110	1,121
WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
4.100%, 01/25/2033 (B)	95	97
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.186%, 10/25/2033 (B)	83	83
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
4.698%, 06/25/2033 (B)	68	69
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
4.436%, 08/25/2033 (B)	60	61
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.328%, 09/25/2033 (B)	160	164
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
12.989%, VAR ICE LIBOR USD 1 Month+17.463%, 06/25/2033	16	21
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	253	258
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.466%, 06/25/2034 (B)	53	54
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
4.473%, 06/25/2034 (B)	4,701	4,746
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
4.538%, 07/25/2034 (B)	5,299	5,409
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
1.887%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	6,395	6,259
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
1.897%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/2045	6,166	6,128
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
3.123%, VAR 12 Month Treas Avg+1.070%, 01/25/2046	1,471	869

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
3.271%, 11/25/2036 (B)	$109	$105
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
2.956%, VAR 12 Month Treas Avg+0.810%, 12/25/2046	143	95
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.535%, VAR Cost of Funds 11th District of San Fran+1.500%, 12/25/2046	236	232
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	194	38
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	7	7
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (A)	16	15
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (A)	45	43
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl B
4.142%, 10/15/2045	1,220	1,285
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
4.836%, 08/25/2035 (B)	46	46
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.339%, 06/15/2045 (B)(C)	2,580	58
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.331%, 03/15/2048 (B)	490	518
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	15	15
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (B)	210	230
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057 (B)	775	842
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.569%, 10/15/2057 (B)	4,676	107

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	$1,330	$1,441
WFRBS Commercial Mortgage Trust, Ser C12, Cl XA, IO
1.215%, 03/15/2048 (B)(C)	9,144	268
WFRBS Commercial Mortgage Trust, Ser C15, Cl A4
4.153%, 08/15/2046 (B)	150	162
WFRBS Commercial Mortgage Trust, Ser C17, Cl A4
4.023%, 12/15/2046	120	130
WFRBS Commercial Mortgage Trust, Ser C19, Cl XA, IO
1.030%, 03/15/2047 (B)	4,465	138
WFRBS Commercial Mortgage Trust, Ser C21, Cl B
4.213%, 08/15/2047 (B)	2,180	2,344
WFRBS Commercial Mortgage Trust, Ser C21, Cl XA, IO
1.036%, 08/15/2047 (B)	12,745	479
WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5
3.500%, 08/20/2045 (B)(C)	2,263	2,285

		376,332
Total Mortgage-Backed Securities
(Cost $3,226,442) ($ Thousands)		3,311,177

CORPORATE OBLIGATIONS — 27.3%
Communication Services — 2.1%
America Movil
5.000%, 03/30/2020	240	240
AT&T
6.500%, 09/01/2037	2,770	3,855
6.250%, 03/29/2041	190	256
6.000%, 08/15/2040	2,875	3,872
5.375%, 10/15/2041	1,094	1,354
5.350%, 12/15/2043	332	410
5.250%, 03/01/2037	4,306	5,329
5.150%, 02/15/2050	2,133	2,648
4.900%, 08/15/2037	70	84
4.850%, 03/01/2039	1,079	1,295
4.800%, 06/15/2044	6,125	7,246
4.750%, 05/15/2046	900	1,056
4.500%, 03/09/2048	1,203	1,379
4.450%, 05/15/2021	440	454
4.350%, 03/01/2029	515	587
4.350%, 06/15/2045	1,117	1,259
4.300%, 02/15/2030	2,226	2,548
3.950%, 01/15/2025	140	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.900%, 03/11/2024	$637	$691
3.800%, 02/15/2027	540	592
3.550%, 06/01/2024	2,660	2,838
3.400%, 05/15/2025	5,758	6,134
3.000%, 02/15/2022	1,744	1,792
3.000%, 06/30/2022	1,673	1,726
British Telecommunications
3.250%, 11/08/2029 (C)	1,525	1,575
CBS
3.700%, 08/15/2024	1,505	1,616
Charter Communications Operating LLC
6.484%, 10/23/2045	110	141
6.384%, 10/23/2035	1,700	2,245
5.750%, 04/01/2048	570	679
5.375%, 04/01/2038	730	847
5.375%, 05/01/2047	818	936
5.050%, 03/30/2029	2,800	3,246
4.908%, 07/23/2025	3,750	4,220
4.800%, 03/01/2050	1,232	1,331
4.464%, 07/23/2022	651	690
4.200%, 03/15/2028	980	1,069
3.750%, 02/15/2028	681	727
3.579%, 07/23/2020	820	825
Comcast
7.050%, 03/15/2033	50	75
4.950%, 10/15/2058	504	692
4.700%, 10/15/2048	448	589
4.600%, 10/15/2038	1,686	2,106
4.400%, 08/15/2035	3,055	3,751
4.250%, 10/15/2030	1,010	1,203
4.250%, 01/15/2033	360	433
4.200%, 08/15/2034	570	689
4.150%, 10/15/2028	4,158	4,823
4.000%, 03/01/2048	1,011	1,198
3.969%, 11/01/2047	120	141
3.950%, 10/15/2025	2,155	2,414
3.700%, 04/15/2024	2,967	3,223
3.450%, 02/01/2050	1,532	1,691
3.250%, 11/01/2039	170	184
3.150%, 03/01/2026	280	302
2.650%, 02/01/2030	2,596	2,726
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	291
Comcast Cable Holdings LLC
10.125%, 04/15/2022	190	222
Cox Communications
4.800%, 02/01/2035 (C)	1,665	1,986
3.250%, 12/15/2022 (C)	1,010	1,050
Discovery Communications LLC
5.000%, 09/20/2037	1,460	1,675
Fox
5.476%, 01/25/2039 (C)	270	346

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.709%, 01/25/2029 (C)	$240	$282
Koninklijke
8.375%, 10/01/2030	1,000	1,403
Rogers Communications
4.100%, 10/01/2023	133	144
Sky
3.750%, 09/16/2024 (C)	2,045	2,240
Sprint Capital
8.750%, 03/15/2032	200	278
Sprint Spectrum LLC
5.152%, 03/20/2028 (C)	3,595	4,062
4.738%, 03/20/2025 (C)	2,370	2,536
3.360%, 09/20/2021 (C)	5,873	5,921
Telefonica Emisiones
5.462%, 02/16/2021	69	71
5.134%, 04/27/2020	1,160	1,165
4.103%, 03/08/2027	150	167
Tencent Holdings MTN
3.595%, 01/19/2028 (C)	2,370	2,557
Verizon Communications
5.500%, 03/16/2047	742	1,086
5.250%, 03/16/2037	1,100	1,469
5.012%, 04/15/2049	330	456
4.672%, 03/15/2055	176	235
4.522%, 09/15/2048	874	1,130
4.500%, 08/10/2033	470	576
4.400%, 11/01/2034	6,418	7,840
4.329%, 09/21/2028	4,880	5,738
4.272%, 01/15/2036	296	355
4.125%, 03/16/2027	330	375
4.125%, 08/15/2046	1,612	1,948
4.016%, 12/03/2029	2,840	3,295
3.850%, 11/01/2042	1,660	1,881
3.376%, 02/15/2025	517	560
2.625%, 08/15/2026	940	987
Viacom
5.850%, 09/01/2043	475	600
4.375%, 03/15/2043	197	212
4.250%, 09/01/2023	200	216
3.875%, 04/01/2024	230	247
Vodafone Group
5.250%, 05/30/2048	2,370	2,988
4.875%, 06/19/2049	3,011	3,611
4.375%, 05/30/2028	1,380	1,585
4.250%, 09/17/2050	2,703	2,975
Walt Disney
8.875%, 04/26/2023	150	183
6.650%, 11/15/2037	260	401
6.200%, 12/15/2034	265	391
2.750%, 09/01/2049	302	306
2.000%, 09/01/2029	1,349	1,361

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.750%, 08/30/2024	$2,024	$2,057
		165,645
Consumer Discretionary — 1.3%
Alimentation Couche-Tard
3.550%, 07/26/2027 (C)	2,200	2,383
2.700%, 07/26/2022 (C)	1,230	1,260
Amazon.com
5.200%, 12/03/2025	1,080	1,283
4.950%, 12/05/2044	600	845
4.800%, 12/05/2034	187	248
4.050%, 08/22/2047	570	733
3.875%, 08/22/2037	460	553
3.150%, 08/22/2027	160	175
AutoZone
2.500%, 04/15/2021	44	45
BMW US Capital LLC
1.850%, 09/15/2021 (C)	180	181
Daimler Finance North America LLC
3.350%, 05/04/2021 (C)	1,740	1,772
2.700%, 06/14/2024 (C)	990	1,023
2.592%, VAR ICE LIBOR USD 3 Month+0.900%, 02/15/2022 (C)	2,000	2,018
2.450%, 05/18/2020 (C)	150	150
Expedia Group
3.250%, 02/15/2030 (C)	1,515	1,480
Ford Motor
4.750%, 01/15/2043	2,302	1,980
Ford Motor Credit LLC
5.875%, 08/02/2021	3,750	3,917
5.750%, 02/01/2021	590	607
5.596%, 01/07/2022	2,908	3,069
5.085%, 01/07/2021	2,000	2,052
4.271%, 01/09/2027	2,876	2,881
3.813%, 10/12/2021	2,145	2,189
3.339%, 03/28/2022	3,990	4,031
3.336%, 03/18/2021	500	504
3.231%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	2,200	2,163
3.219%, 01/09/2022	1,295	1,300
3.157%, 08/04/2020	200	201
3.096%, 05/04/2023	200	201
2.728%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	3,020	2,987
2.710%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/2021	2,510	2,495
2.459%, 03/27/2020	2,500	2,500
2.343%, 11/02/2020	4,670	4,682
General Motors
6.600%, 04/01/2036	1,510	1,828
6.250%, 10/02/2043	940	1,058
5.950%, 04/01/2049	847	924

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.400%, 04/01/2048	$817	$824
5.150%, 04/01/2038	150	153
4.875%, 10/02/2023	2,230	2,424
General Motors Financial
4.375%, 09/25/2021	2,565	2,652
4.350%, 01/17/2027	180	193
4.200%, 11/06/2021	375	388
3.550%, 04/09/2021	2,000	2,033
3.450%, 04/10/2022	1,950	2,000
3.200%, 07/13/2020	159	160
3.200%, 07/06/2021	835	845
3.150%, 06/30/2022	2,950	3,019
2.450%, 11/06/2020	320	321
Home Depot
3.125%, 12/15/2049	2,274	2,420
2.950%, 06/15/2029	1,033	1,116
Kohl's
5.550%, 07/17/2045	1,660	1,777
Las Vegas Sands
3.200%, 08/08/2024	1,930	2,001
Lowe's
3.650%, 04/05/2029	1,584	1,757
McDonald's MTN
4.875%, 12/09/2045	670	867
4.450%, 09/01/2048	798	976
3.800%, 04/01/2028	1,220	1,366
3.700%, 01/30/2026	840	923
3.500%, 03/01/2027	20	22
2.625%, 09/01/2029	1,071	1,112
NBCUniversal Media LLC
5.950%, 04/01/2041	375	545
Newell Brands
4.200%, 04/01/2026	560	585
3.850%, 04/01/2023	376	390
NVR
3.950%, 09/15/2022	1,330	1,407
QVC
5.950%, 03/15/2043	50	50
4.850%, 04/01/2024	1,210	1,269
4.750%, 02/15/2027	1,335	1,317
Sands China
5.125%, 08/08/2025	810	909
4.600%, 08/08/2023	700	752
Starbucks
4.450%, 08/15/2049	745	904
3.750%, 12/01/2047	612	673
Target
2.350%, 02/15/2030	621	638
Time Warner Cable LLC
7.300%, 07/01/2038	100	137
6.750%, 06/15/2039	170	220
6.550%, 05/01/2037	511	665

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 11/15/2040	$210	$251
5.500%, 09/01/2041	1,862	2,176
Time Warner Entertainment
8.375%, 07/15/2033	1,380	2,030
Toyota Motor Credit MTN
2.150%, 02/13/2030	1,359	1,376
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (C)	1,510	1,545
		102,906
Consumer Staples — 2.6%
Aetna
3.875%, 08/15/2047	900	951
2.800%, 06/15/2023	3,648	3,745
Altria Group
5.950%, 02/14/2049	280	356
4.800%, 02/14/2029	2,634	3,010
4.750%, 05/05/2021	490	508
4.400%, 02/14/2026	2,985	3,340
3.800%, 02/14/2024	400	430
3.490%, 02/14/2022	360	373
Anheuser-Busch InBev Finance
3.700%, 02/01/2024	97	105
3.300%, 02/01/2023	795	836
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	1,865	2,650
5.550%, 01/23/2049	1,600	2,174
5.450%, 01/23/2039	2,795	3,651
4.750%, 01/23/2029	1,540	1,825
4.600%, 04/15/2048	2,612	3,135
4.150%, 01/23/2025	3,592	4,003
4.000%, 04/13/2028	360	407
3.500%, 01/12/2024	330	354
2.500%, 07/15/2022	309	317
Anheuser-Busch LLC
4.900%, 02/01/2046	2,860	3,526
4.700%, 02/01/2036	1,933	2,315
3.650%, 02/01/2026	1,978	2,163
Bacardi
4.700%, 05/15/2028 (C)	1,610	1,844
BAT Capital
4.540%, 08/15/2047	5,252	5,467
4.390%, 08/15/2037	103	109
3.557%, 08/15/2027	5,312	5,572
3.222%, 08/15/2024	1,733	1,820
3.215%, 09/06/2026	3,148	3,285
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	3,550	4,314
4.700%, 07/15/2064 (C)	400	442
4.400%, 07/15/2044 (C)	1,250	1,388
4.375%, 12/15/2028 (C)	4,985	5,676
3.875%, 12/15/2023 (C)	1,775	1,910

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 06/25/2021 (C)	$1,150	$1,176
Bayer US Finance LLC
3.375%, 10/08/2024 (C)	3,255	3,458
Coca-Cola
3.300%, 09/01/2021	52	54
2.875%, 10/27/2025	185	200
CommonSpirit Health
4.187%, 10/01/2049	1,205	1,318
Constellation Brands
4.400%, 11/15/2025	877	996
3.700%, 12/06/2026	565	620
3.600%, 02/15/2028	1,058	1,139
3.500%, 05/09/2027	479	517
3.200%, 02/15/2023	335	350
3.150%, 08/01/2029	1,285	1,348
Costco Wholesale
3.000%, 05/18/2027	642	698
CVS Pass-Through Trust
6.036%, 12/10/2028	1,564	1,804
5.926%, 01/10/2034 (C)	154	184
5.880%, 01/10/2028	101	115
5.789%, 01/10/2026 (C)	803	877
Danone
2.947%, 11/02/2026 (C)	4,386	4,664
2.589%, 11/02/2023 (C)	1,580	1,628
2.077%, 11/02/2021 (C)	1,030	1,039
Diageo Investment
2.875%, 05/11/2022	980	1,013
DP World MTN
5.625%, 09/25/2048 (C)	2,790	3,125
EMD Finance LLC
2.400%, 03/19/2020 (C)	3,365	3,366
Estee Lauder
3.125%, 12/01/2049	1,230	1,319
2.375%, 12/01/2029	648	669
Fomento Economico Mexicano
3.500%, 01/16/2050	1,176	1,236
General Mills
4.700%, 04/17/2048	224	280
Hershey
2.050%, 11/15/2024	1,388	1,442
Keurig Dr Pepper
4.417%, 05/25/2025	380	426
Kraft Heinz Foods
6.500%, 02/09/2040	100	116
5.200%, 07/15/2045	1,960	2,015
5.000%, 07/15/2035	445	473
5.000%, 06/04/2042	4,795	4,778
4.875%, 02/15/2025 (C)	2,617	2,692
4.875%, 10/01/2049 (C)	4,975	4,907
4.375%, 06/01/2046	5,465	5,086
3.950%, 07/15/2025	120	125

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 04/01/2030 (C)	$2,160	$2,201
3.000%, 06/01/2026	630	629
Kroger
5.400%, 01/15/2049	1,760	2,286
Land O' Lakes
6.000%, 11/15/2022 (C)	1,890	2,028
Molson Coors Brewing
3.500%, 05/01/2022	220	229
Mondelez International Holdings Netherlands
2.000%, 10/28/2021 (C)	6,425	6,487
Nestle Holdings
3.500%, 09/24/2025 (C)	800	881
3.350%, 09/24/2023 (C)	1,055	1,130
Novartis Capital
2.750%, 08/14/2050	768	796
2.200%, 08/14/2030	1,943	2,007
2.000%, 02/14/2027	1,279	1,308
PepsiCo
3.600%, 03/01/2024	150	162
Pernod Ricard
5.500%, 01/15/2042 (C)	150	204
Philip Morris International
2.900%, 11/15/2021	550	562
2.875%, 05/01/2024	3,585	3,766
2.500%, 08/22/2022	1,530	1,573
2.500%, 11/02/2022	1,250	1,287
Procter & Gamble
3.100%, 08/15/2023	140	149
Reckitt Benckiser Treasury Services
2.750%, 06/26/2024 (C)	3,675	3,852
Reynolds American
8.125%, 05/01/2040	1,060	1,478
6.875%, 05/01/2020	2,500	2,520
6.150%, 09/15/2043	480	579
5.850%, 08/15/2045	4,598	5,496
3.250%, 06/12/2020	386	388
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,897
Shire Acquisitions Investments Ireland
3.200%, 09/23/2026	296	318
2.875%, 09/23/2023	4,615	4,791
Sysco
3.550%, 03/15/2025	870	951
Takeda Pharmaceutical
4.400%, 11/26/2023	3,902	4,286
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	53
Walgreens Boots Alliance
4.800%, 11/18/2044	1,430	1,491
3.450%, 06/01/2026	690	726
3.300%, 11/18/2021	888	911

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walmart
4.050%, 06/29/2048	$15	$19
3.950%, 06/28/2038	855	1,041
3.700%, 06/26/2028	4,682	5,318
3.550%, 06/26/2025	1,410	1,553
3.300%, 04/22/2024	175	188
3.050%, 07/08/2026	1,070	1,161
		194,956
Energy — 3.4%
Apache
5.100%, 09/01/2040	520	529
4.750%, 04/15/2043	420	397
4.375%, 10/15/2028	990	1,042
4.250%, 01/15/2030	20	21
4.250%, 01/15/2044	1,130	1,005
3.250%, 04/15/2022	45	46
BG Energy Capital
4.000%, 10/15/2021 (C)	2,775	2,887
BP Capital Markets
3.561%, 11/01/2021	110	114
3.535%, 11/04/2024	150	163
3.506%, 03/17/2025	340	370
BP Capital Markets America
3.937%, 09/21/2028	1,427	1,619
3.796%, 09/21/2025	1,338	1,479
3.245%, 05/06/2022	950	986
3.216%, 11/28/2023	4,715	4,958
3.119%, 05/04/2026	400	427
3.000%, 02/24/2050	1,289	1,276
Cameron LNG LLC
3.302%, 01/15/2035 (C)	1,380	1,486
2.902%, 07/15/2031 (C)	270	283
Canadian Natural Resources
6.450%, 06/30/2033	200	268
3.900%, 02/01/2025	451	489
3.850%, 06/01/2027	644	685
Cenovus Energy
6.750%, 11/15/2039	1,630	2,017
4.250%, 04/15/2027	2,360	2,531
Chevron
3.191%, 06/24/2023	95	100
2.954%, 05/16/2026	1,100	1,177
2.355%, 12/05/2022	290	297
1.961%, 03/03/2020	81	81
Cimarex Energy
4.375%, 06/01/2024	80	85
4.375%, 03/15/2029	2,642	2,765
3.900%, 05/15/2027	1,670	1,732
CNOOC Finance 2013
3.000%, 05/09/2023	253	262

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CNOOC Finance 2015 USA LLC
4.375%, 05/02/2028	$1,510	$1,736
3.500%, 05/05/2025	2,900	3,113
Concho Resources
4.375%, 01/15/2025	100	103
4.300%, 08/15/2028	1,130	1,229
3.750%, 10/01/2027	1,385	1,440
Conoco Funding
6.950%, 04/15/2029	995	1,358
ConocoPhillips
4.150%, 11/15/2034	753	864
Continental Resources
4.900%, 06/01/2044	410	362
4.500%, 04/15/2023	500	524
4.375%, 01/15/2028	860	838
3.800%, 06/01/2024	770	783
Devon Energy
5.850%, 12/15/2025	2,082	2,471
5.600%, 07/15/2041	1,609	1,830
5.000%, 06/15/2045	1,070	1,150
4.750%, 05/15/2042	157	161
Devon Financing
7.875%, 09/30/2031	1,230	1,736
Diamondback Energy
3.500%, 12/01/2029	110	109
3.250%, 12/01/2026	280	284
2.875%, 12/01/2024	280	286
Ecopetrol
5.875%, 05/28/2045	5,387	6,437
4.125%, 01/16/2025	167	176
Enbridge
3.125%, 11/15/2029	2,473	2,563
2.500%, 01/15/2025	3,455	3,536
Energy Transfer Operating
8.250%, 11/15/2029	3,042	4,038
6.250%, 04/15/2049	780	903
6.125%, 12/15/2045	736	830
6.050%, 06/01/2041	317	353
5.300%, 04/15/2047	890	924
5.250%, 04/15/2029	2,085	2,346
5.150%, 03/15/2045	1,604	1,674
5.000%, 05/15/2050	450	454
4.950%, 06/15/2028	280	309
3.750%, 05/15/2030	2,975	3,017
2.900%, 05/15/2025	1,890	1,929
Eni
4.000%, 09/12/2023 (C)	3,600	3,860
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	90
4.850%, 03/15/2044	60	70
4.800%, 02/01/2049	100	117
4.200%, 01/31/2050	3,047	3,206

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 10/16/2028	$1,580	$1,776
4.050%, 02/15/2022	14	15
3.950%, 01/31/2060	962	941
3.700%, 01/31/2051	820	817
3.125%, 07/31/2029	1,271	1,328
2.800%, 01/31/2030	2,888	2,957
EOG Resources
4.150%, 01/15/2026	1,000	1,122
3.900%, 04/01/2035	590	690
EQM Midstream Partners
5.500%, 07/15/2028	145	121
Equinor
3.250%, 11/18/2049	968	1,032
Equities
3.900%, 10/01/2027	575	369
Exxon Mobil
4.114%, 03/01/2046	910	1,100
3.043%, 03/01/2026	1,140	1,223
Halliburton
3.800%, 11/15/2025	1,070	1,174
Hess
7.125%, 03/15/2033	244	310
6.000%, 01/15/2040	2,591	2,894
5.800%, 04/01/2047	122	135
5.600%, 02/15/2041	2,075	2,239
KazMunayGas National JSC
6.375%, 10/24/2048 (C)	470	618
5.750%, 04/19/2047 (C)	1,390	1,703
5.375%, 04/24/2030 (C)	1,520	1,766
Kinder Morgan
5.550%, 06/01/2045	270	321
5.200%, 03/01/2048	970	1,149
5.050%, 02/15/2046	300	341
4.300%, 06/01/2025	1,105	1,219
4.300%, 03/01/2028	590	658
Kinder Morgan Energy Partners
5.500%, 03/01/2044	715	853
5.000%, 03/01/2043	50	55
3.500%, 03/01/2021	300	304
Marathon Petroleum
4.750%, 12/15/2023	544	594
4.500%, 04/01/2048	648	739
3.625%, 09/15/2024	1,825	1,943
MPLX
5.500%, 02/15/2049	845	960
5.200%, 12/01/2047 (C)	955	1,003
4.800%, 02/15/2029	452	505
4.700%, 04/15/2048	2,495	2,527
4.500%, 04/15/2038	810	824
4.250%, 12/01/2027 (C)	642	700
4.000%, 03/15/2028	350	369

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Oilwell Varco
3.600%, 12/01/2029	$221	$226
2.600%, 12/01/2022	777	791
Noble Energy
5.250%, 11/15/2043	150	159
5.050%, 11/15/2044	1,150	1,179
4.950%, 08/15/2047	1,802	1,896
4.200%, 10/15/2049	965	907
3.850%, 01/15/2028	990	1,025
Occidental Petroleum
7.875%, 09/15/2031	150	196
7.500%, 05/01/2031	589	746
6.950%, 07/01/2024	3,107	3,658
6.450%, 09/15/2036	728	861
5.550%, 03/15/2026	2,250	2,551
4.625%, 06/15/2045	400	389
4.500%, 07/15/2044	1,000	956
4.400%, 04/15/2046	200	181
4.200%, 03/15/2048	390	364
4.100%, 02/15/2047	1,040	949
3.500%, 08/15/2029	900	905
3.400%, 04/15/2026	100	102
3.200%, 08/15/2026	2,215	2,256
3.125%, 02/15/2022	810	829
3.000%, 02/15/2027	510	506
2.900%, 08/15/2024	2,805	2,852
2.700%, 08/15/2022	700	713
2.700%, 02/15/2023	150	152
2.600%, 08/13/2021	500	506
Ovintiv
6.625%, 08/15/2037	623	689
6.500%, 02/01/2038	690	762
Pertamina Persero
6.000%, 05/03/2042 (C)	1,220	1,518
Petrobras Global Finance
6.850%, 06/05/2115	1,090	1,290
6.250%, 03/17/2024	1,930	2,170
Petroleos del Peru
4.750%, 06/19/2032 (C)	4,690	5,250
Petroleos Mexicanos
7.690%, 01/23/2050 (C)	4,045	4,214
6.625%, 06/15/2035	2,202	2,203
6.500%, 03/13/2027	1,640	1,720
6.350%, 02/12/2048	2,869	2,667
5.625%, 01/23/2046	1,650	1,440
5.350%, 02/12/2028	2,435	2,360
2.460%, 12/15/2025	1,879	1,946
2.378%, 04/15/2025	957	984
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	97
6.750%, 09/21/2047	4,865	4,643

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Plains All American Pipeline
4.900%, 02/15/2045	$1,259	$1,247
4.650%, 10/15/2025	2,300	2,505
3.550%, 12/15/2029	1,502	1,477
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (C)	1,270	1,301
4.950%, 07/15/2029 (C)	3,655	3,631
Ruby Pipeline
6.500%, 04/01/2022 (C)	2,205	2,231
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	3,390	3,813
5.625%, 03/01/2025	1,500	1,706
5.000%, 03/15/2027	1,045	1,155
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (C)	1,770	1,818
Schlumberger Finance Canada
2.650%, 11/20/2022 (C)	686	706
Schlumberger Holdings
4.000%, 12/21/2025 (C)	660	725
3.900%, 05/17/2028 (C)	857	924
Schlumberger Investment
3.650%, 12/01/2023	100	107
3.300%, 09/14/2021 (C)	317	326
Shell International Finance BV
6.375%, 12/15/2038	660	995
4.550%, 08/12/2043	490	612
4.375%, 03/25/2020	260	260
4.375%, 05/11/2045	990	1,220
4.125%, 05/11/2035	2,605	3,137
4.000%, 05/10/2046	170	199
3.750%, 09/12/2046	100	114
2.000%, 11/07/2024	1,845	1,877
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (C)	1,020	1,121
Spectra Energy Partners
3.500%, 03/15/2025	1,025	1,095
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	90	97
5.300%, 04/01/2044	980	1,027
3.900%, 07/15/2026	250	264
TC PipeLines
3.900%, 05/25/2027	3,500	3,734
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	3,148
2.900%, 03/01/2030 (C)	4,497	4,536
TransCanada PipeLines
4.625%, 03/01/2034	2,605	3,054
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,390	1,796
Western Midstream Operating
5.250%, 02/01/2050	741	687
4.050%, 02/01/2030	2,317	2,272

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.100%, 02/01/2025	$1,820	$1,817
2.698%, VAR ICE LIBOR USD 3 Month+0.850%, 01/13/2023	220	219
Williams
8.750%, 03/15/2032	1,284	1,953
7.875%, 09/01/2021	1,324	1,449
7.750%, 06/15/2031	339	469
7.500%, 01/15/2031	9	12
5.250%, 03/15/2020	580	581
5.100%, 09/15/2045	100	110
3.900%, 01/15/2025	1,985	2,129
3.600%, 03/15/2022	124	128
		251,772
Financials — 7.8%
ABN AMRO Bank
2.450%, 06/04/2020 (C)	340	341
Aegon
1.896%, VAR USD ICE Swap 11:00 NY 10 Yr+0.100% (D)	2,180	1,809
American Express
3.700%, 08/03/2023	1,305	1,395
2.500%, 08/01/2022	3,890	3,970
2.500%, 07/30/2024	3,000	3,107
American Express Credit MTN
2.375%, 05/26/2020	985	986
American International Group
6.250%, VAR ICE LIBOR USD 3 Month+2.056%, 03/15/2037	2,578	2,836
4.750%, 04/01/2048	1,220	1,563
4.500%, 07/16/2044	916	1,123
4.250%, 03/15/2029	673	768
4.200%, 04/01/2028	1,033	1,156
3.900%, 04/01/2026	1,300	1,439
ANZ New Zealand Int'l
1.900%, 02/13/2023 (C)	1,306	1,327
Apollo Management Holdings
5.000%, 03/15/2048 (C)	1,540	1,942
4.400%, 05/27/2026 (C)	1,015	1,135
Athene Global Funding
3.000%, 07/01/2022 (C)	1,475	1,525
2.950%, 11/12/2026 (C)	3,705	3,903
Athene Holding
4.125%, 01/12/2028	1,540	1,640
Avolon Holdings Funding
3.950%, 07/01/2024 (C)	535	555
2.875%, 02/15/2025 (C)	1,420	1,419
AXA Equitable Holdings
3.900%, 04/20/2023	1,400	1,489

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (C)	$1,390	$1,404
Banco Santander
4.379%, 04/12/2028	600	678
3.848%, 04/12/2023	1,200	1,271
3.306%, 06/27/2029	1,000	1,078
2.968%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	400	406
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	5,974	6,457
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	1,660	1,773
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	8,873	9,194
Bank of America MTN
5.000%, 01/21/2044	1,900	2,575
4.450%, 03/03/2026	5,035	5,680
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	1,305	1,666
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	3,875	4,458
4.200%, 08/26/2024	2,720	2,974
4.183%, 11/25/2027	1,980	2,204
4.100%, 07/24/2023	305	331
4.000%, 04/01/2024	2,110	2,297
4.000%, 01/22/2025	2,815	3,071
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,780	1,994
3.864%, VAR ICE LIBOR USD 3 Month+0.940%, 07/23/2024	1,225	1,309
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	710	776
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/2027	235	255
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	1,753	1,845
3.500%, 04/19/2026	1,210	1,322
3.300%, 01/11/2023	3,643	3,822
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/2030	1,170	1,257
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	2,162	2,219
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	4,391	4,613
2.999%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	165	168
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	3,571	3,747
2.625%, 04/19/2021	70	71

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.496%, VAR ICE LIBOR USD 3 Month+0.990%, 02/13/2031	$2,551	$2,587
2.456%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	5,347	5,482
2.015%, VAR ICE LIBOR USD 3 Month+0.640%, 02/13/2026	2,945	2,965
Bank of Montreal MTN
2.550%, 11/06/2022	200	206
Bank of New York Mellon
3.550%, 09/23/2021	144	148
3.400%, 05/15/2024	3,235	3,468
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	162
3.250%, 09/11/2024	270	291
Bank of Nova Scotia
2.000%, 11/15/2022	2,095	2,120
Banque Federative du Credit Mutuel
2.375%, 11/21/2024 (C)	1,596	1,643
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	1,921	2,177
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	1,070	1,237
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/2024	1,285	1,368
BBVA USA
3.875%, 04/10/2025	910	981
Berkshire Hathaway
3.750%, 08/15/2021	488	505
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,568
BFCM
2.200%, 07/20/2020 (C)	450	451
BGC Partners
3.750%, 10/01/2024	1,905	1,984
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (C)	1,220	1,469
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (C)	1,450	1,594
4.400%, 08/14/2028 (C)	1,420	1,618
3.375%, 01/09/2025 (C)	420	447
2.819%, VAR ICE LIBOR USD 3 Month+1.111%, 11/19/2025 (C)	2,203	2,282
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr+1.483%, 03/01/2033 (C)	380	420
3.052%, VAR United States Secured Overnight Financing Rate+1.507%, 01/13/2031 (C)	3,893	3,995
BPCE
5.150%, 07/21/2024 (C)	1,550	1,711

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Brighthouse Financial
4.700%, 06/22/2047	$776	$784
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	2,505	2,676
2.250%, 01/28/2025	2,760	2,809
Cantor Fitzgerald
4.875%, 05/01/2024 (C)	1,025	1,121
Charles Schwab
3.250%, 05/22/2029	1,937	2,133
Chubb INA Holdings
3.350%, 05/03/2026	420	464
2.300%, 11/03/2020	310	311
Citadel
4.875%, 01/15/2027 (C)	1,240	1,362
Citibank
2.295%, VAR ICE LIBOR USD 3 Month+0.600%, 05/20/2022	4,745	4,758
Citigroup
8.125%, 07/15/2039	3,928	6,800
5.500%, 09/13/2025	1,370	1,607
5.300%, 05/06/2044	255	338
4.750%, 05/18/2046	150	188
4.650%, 07/30/2045	1,140	1,489
4.650%, 07/23/2048	1,980	2,628
4.600%, 03/09/2026	2,785	3,157
4.500%, 01/14/2022	50	53
4.450%, 09/29/2027	1,380	1,559
4.400%, 06/10/2025	2,040	2,274
4.300%, 11/20/2026	590	654
4.125%, 07/25/2028	260	289
3.875%, 10/25/2023	1,491	1,609
3.700%, 01/12/2026	625	685
3.500%, 05/15/2023	930	977
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/2025	3,600	3,811
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/2023	5,780	5,932
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	1,938	2,038
2.900%, 12/08/2021	2,075	2,118
CME Group
3.000%, 09/15/2022	400	417
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (C)	563	607
3.610%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.050%, 09/12/2034 (C)	1,409	1,499
Cooperatieve Rabobank UA
5.250%, 08/04/2045	380	503
4.625%, 12/01/2023	2,060	2,240
4.375%, 08/04/2025	1,580	1,752

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	$300	$314
Credit Agricole
3.250%, 01/14/2030 (C)	1,260	1,304
2.375%, 01/22/2025 (C)	2,596	2,667
Credit Suisse Group
4.207%, VAR ICE LIBOR USD 3 Month+1.240%, 06/12/2024 (C)	1,295	1,390
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	420	548
Credit Suisse NY MTN
3.625%, 09/09/2024	1,360	1,441
Danske Bank
5.375%, 01/12/2024 (C)	940	1,054
5.000%, 01/12/2022 (C)	1,070	1,133
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (C)	4,643	4,880
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (C)	4,146	4,204
Discover Bank
4.650%, 09/13/2028	710	833
4.200%, 08/08/2023	1,000	1,076
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	2,810
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (C)	4,120	5,432
Fifth Third Bank
2.875%, 10/01/2021	1,870	1,915
First Union Capital II
7.950%, 11/15/2029	925	1,290
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month+0.768% (D)	595	521
Goldman Sachs Group
6.750%, 10/01/2037	1,629	2,312
6.250%, 02/01/2041	1,290	1,895
5.750%, 01/24/2022	3,125	3,365
5.250%, 07/27/2021	3,660	3,841
5.150%, 05/22/2045	1,870	2,407
4.750%, 10/21/2045	780	996
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	475	563
4.250%, 10/21/2025	1,090	1,191
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	500	567
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	100	110
3.750%, 05/22/2025	500	541
3.750%, 02/25/2026	1,445	1,580
3.625%, 01/22/2023	508	536
3.500%, 11/16/2026	4,311	4,630

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	$3,600	$3,800
3.200%, 02/23/2023	670	700
2.904%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	225	227
2.862%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	220	222
2.625%, 04/25/2021	3,500	3,540
Goldman Sachs Group MTN
6.000%, 06/15/2020	2,795	2,829
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	1,060	1,089
HSBC Bank PLC
7.650%, 05/01/2025	796	986
4.750%, 01/19/2021 (C)	250	257
4.125%, 08/12/2020 (C)	261	264
HSBC Bank USA
7.000%, 01/15/2039	510	765
4.875%, 08/24/2020	1,000	1,016
HSBC Holdings
5.100%, 04/05/2021	170	176
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	4,685	5,320
4.300%, 03/08/2026	5,405	6,007
4.250%, 03/14/2024	1,190	1,274
4.250%, 08/18/2025	1,290	1,397
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	830	910
4.000%, 03/30/2022	390	407
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	1,720	1,883
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/2024	675	719
3.400%, 03/08/2021	360	366
2.633%, VAR ICE LIBOR USD 3 Month+1.140%, 11/07/2025	295	301
ING Bank
5.800%, 09/25/2023 (C)	202	230
Intesa Sanpaolo
3.375%, 01/12/2023 (C)	490	506
3.125%, 07/14/2022 (C)	1,420	1,458
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (C)	1,260	1,371
5.017%, 06/26/2024 (C)	870	914
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,663
6.400%, 05/15/2038	385	571
4.950%, 06/01/2045	300	400
4.500%, 01/24/2022	700	738
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	1,135	1,324
4.350%, 08/15/2021	340	354
4.250%, 10/01/2027	2,590	2,929

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	$940	$1,083
4.125%, 12/15/2026	2,420	2,726
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	725	880
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	6,931	7,514
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	883	995
3.900%, 07/15/2025	2,200	2,427
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	1,243	1,480
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	1,008	1,152
3.875%, 09/10/2024	1,180	1,278
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/2024	2,681	2,869
3.702%, VAR ICE LIBOR USD 3 Month+1.160%, 05/06/2030	1,621	1,814
3.625%, 05/13/2024	1,490	1,616
3.625%, 12/01/2027	1,000	1,079
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/2024	676	715
3.250%, 09/23/2022	220	230
3.200%, 06/15/2026	1,925	2,069
2.972%, 01/15/2023	165	170
2.950%, 10/01/2026	1,243	1,318
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	3,881	4,041
2.700%, 05/18/2023	2,625	2,723
2.310%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	2,740	2,610
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/2025	3,140	3,212
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	158
KKR Group Finance III LLC
5.125%, 06/01/2044 (C)	1,005	1,270
Lehman Brothers Holdings
6.500%, 12/31/2049 (E)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (E)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, VAR ICE LIBOR USD 3 Month+0.840% (D)(E)	20,630	–
Liberty Mutual Group
4.569%, 02/01/2029 (C)	1,877	2,210
3.951%, 10/15/2050 (C)	150	165
Lincoln National
3.050%, 01/15/2030	2,246	2,395

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group
4.375%, 03/22/2028	$1,180	$1,321
3.900%, 03/12/2024	2,530	2,719
3.500%, 05/14/2025	825	889
3.100%, 07/06/2021	2,610	2,659
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/2023	4,560	4,666
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	3,000	3,058
2.700%, 08/17/2020	200	201
MassMutual Global Funding II
2.500%, 10/17/2022 (C)	261	269
2.250%, 07/01/2022 (C)	2,640	2,689
Mercury General
4.400%, 03/15/2027	1,510	1,651
MetLife
6.400%, 12/15/2036	1,400	1,729
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,865	3,167
Mitsubishi UFJ Financial Group
2.559%, 02/25/2030	2,038	2,054
2.193%, 02/25/2025	2,995	3,028
Morgan Stanley
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	634	778
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	1,810	1,921
Morgan Stanley MTN
5.500%, 07/24/2020	140	142
5.500%, 07/28/2021	200	211
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	725	843
4.350%, 09/08/2026	235	263
4.100%, 05/22/2023	940	1,005
4.000%, 07/23/2025	580	643
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	323	374
3.875%, 04/29/2024	5,575	6,053
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	280	311
3.750%, 02/25/2023	644	684
3.125%, 07/27/2026	525	560
2.750%, 05/19/2022	2,533	2,604
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	2,085	2,153
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	2,070	2,136
2.625%, 11/17/2021	2,180	2,219
2.280%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	2,505	2,509

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Australia Bank
1.875%, 12/13/2022	$1,952	$1,981
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month+1.392%, 08/01/2024 (C)	5,076	5,451
Nationwide Financial Services
5.375%, 03/25/2021 (C)	150	156
3.900%, 11/30/2049 (C)	1,634	1,868
Nationwide Mutual Insurance
4.184%, VAR ICE LIBOR USD 3 Month+2.290%, 12/15/2024 (C)	4,407	4,414
New York Life Global Funding
2.875%, 04/10/2024 (C)	2,155	2,273
New York Life Insurance
6.750%, 11/15/2039 (C)	765	1,209
Nippon Life Insurance
3.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.612%, 01/23/2050 (C)	1,430	1,473
Nomura Holdings
3.103%, 01/16/2030	5,499	5,717
2.648%, 01/16/2025	2,301	2,364
Nordea Bank Abp
4.875%, 05/13/2021 (C)	1,730	1,796
Northern Trust
2.375%, 08/02/2022	300	308
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (C)	2,550	2,843
Ohio National Financial Services
5.550%, 01/24/2030 (C)	1,155	1,226
Park Aerospace Holdings
5.500%, 02/15/2024 (C)	645	709
5.250%, 08/15/2022 (C)	2,195	2,336
4.500%, 03/15/2023 (C)	4,470	4,674
PNC Bank
3.800%, 07/25/2023	3,500	3,757
PNC Financial Services Group
2.550%, 01/22/2030	2,538	2,623
Prudential Financial MTN
4.350%, 02/25/2050	1,160	1,382
Raymond James Financial
4.950%, 07/15/2046	1,525	1,952
Royal Bank of Canada
2.188%, VAR N/A+0.250%, 06/29/2085	860	669
Royal Bank of Canada MTN
3.200%, 04/30/2021	760	776
2.150%, 10/26/2020	660	662
Royal Bank of Scotland Group
6.100%, 06/10/2023	1,650	1,823
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	820	881

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.445%, VAR ICE LIBOR USD 3 Month+1.871%, 05/08/2030	$1,026	$1,172
3.875%, 09/12/2023	1,340	1,423
3.754%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.100%, 11/01/2029	477	496
Santander Holdings USA
4.450%, 12/03/2021	2,480	2,606
Santander UK
2.375%, 03/16/2020	390	390
Santander UK Group Holdings
5.625%, 09/15/2045 (C)	210	272
2.875%, 08/05/2021	6,100	6,202
Societe Generale
1.989%, VAR ICE LIBOR USD 6 Month+0.075% (D)	860	735
Societe Generale MTN
2.625%, 01/22/2025 (C)	3,968	4,061
Standard Chartered
5.700%, 03/26/2044 (C)	427	556
5.200%, 01/26/2024 (C)	410	449
2.819%, VAR ICE LIBOR USD 3 Month+1.209%, 01/30/2026 (C)	2,832	2,887
State Street
3.300%, 12/16/2024	310	335
2.354%, VAR United States Secured Overnight Financing Rate+0.940%, 11/01/2025	2,244	2,305
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	3,491	3,711
Synchrony Financial
2.850%, 07/25/2022	810	829
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	227
4.900%, 09/15/2044 (C)	600	791
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	930	951
1.900%, 12/01/2022	1,690	1,716
Travelers
4.600%, 08/01/2043	50	66
Truist Bank
4.050%, 11/03/2025	1,000	1,126
3.800%, 10/30/2026	250	281
2.150%, 12/06/2024	1,300	1,331
Truist Financial MTN
3.875%, 03/19/2029	1,125	1,286
2.500%, 08/01/2024	3,489	3,603
2.200%, 03/16/2023	5,475	5,597
Trust F
6.390%, 01/15/2050 (C)	957	1,122
UBS MTN
4.500%, 06/26/2048 (C)	200	267

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
3.126%, VAR ICE LIBOR USD 3 Month+1.468%, 08/13/2030 (C)	$1,357	$1,434
UBS Group Funding Switzerland
4.253%, 03/23/2028 (C)	1,940	2,190
4.125%, 09/24/2025 (C)	1,010	1,126
3.491%, 05/23/2023 (C)	1,710	1,778
Union Pacific
3.750%, 02/05/2070	1,010	1,045
US Bancorp
2.400%, 07/30/2024	3,710	3,865
US Bancorp MTN
3.600%, 09/11/2024	160	174
2.950%, 07/15/2022	497	515
US Bank
3.150%, 04/26/2021	750	765
2.050%, 01/21/2025	2,272	2,325
Validus Holdings
8.875%, 01/26/2040	1,460	2,499
Wachovia Capital Trust III
5.570%, VAR ICE LIBOR USD 3 Month+0.930% (D)	4,442	4,442
WEA Finance LLC
3.750%, 09/17/2024 (C)	1,370	1,483
Wells Fargo
5.606%, 01/15/2044	700	952
5.375%, 11/02/2043	220	290
4.480%, 01/16/2024	392	429
3.069%, 01/24/2023	1,340	1,375
3.000%, 04/22/2026	2,075	2,199
3.000%, 10/23/2026	1,640	1,737
2.100%, 07/26/2021	5,215	5,262
Wells Fargo MTN
4.900%, 11/17/2045	1,310	1,662
4.750%, 12/07/2046	2,945	3,714
4.650%, 11/04/2044	560	683
4.600%, 04/01/2021	500	516
4.400%, 06/14/2046	220	261
4.300%, 07/22/2027	1,790	2,008
4.150%, 01/24/2029	2,715	3,131
3.750%, 01/24/2024	360	386
3.500%, 03/08/2022	250	260
3.450%, 02/13/2023	685	718
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	3,675	3,921
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	580	603
2.625%, 07/22/2022	2,230	2,286
2.406%, VAR ICE LIBOR USD 3 Month+0.825%, 10/30/2025	3,120	3,193
2.164%, VAR ICE LIBOR USD 3 Month+0.750%, 02/11/2026	4,510	4,568

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo Bank
3.625%, 10/22/2021	$3,130	$3,233
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022	6,610	6,659
Wells Fargo Capital X
5.950%, 12/15/2036	520	679
Westpac Banking
4.110%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000%, 07/24/2034	607	663
2.600%, 11/23/2020	780	786
2.000%, 01/13/2023	1,924	1,957
		601,719
Health Care — 2.8%
Abbott Laboratories
4.900%, 11/30/2046	840	1,170
4.750%, 11/30/2036	440	577
3.750%, 11/30/2026	3,088	3,484
AbbVie
4.875%, 11/14/2048	1,100	1,353
4.500%, 05/14/2035	845	995
4.450%, 05/14/2046	34	39
4.400%, 11/06/2042	2,350	2,710
4.250%, 11/14/2028	1,130	1,291
4.250%, 11/21/2049 (C)	10,633	12,022
4.050%, 11/21/2039 (C)	1,702	1,886
3.600%, 05/14/2025	1,605	1,731
3.200%, 11/21/2029 (C)	4,423	4,665
2.950%, 11/21/2026 (C)	1,348	1,411
2.900%, 11/06/2022	350	361
2.600%, 11/21/2024 (C)	5,141	5,312
2.500%, 05/14/2020	2,561	2,563
2.300%, 11/21/2022 (C)	8,281	8,414
Allergan Finance LLC
3.250%, 10/01/2022	112	117
Allergan Funding SCS
3.850%, 06/15/2024	1,000	1,084
3.800%, 03/15/2025	6,866	7,503
3.450%, 03/15/2022	470	487
Allergan Sales LLC
5.000%, 12/15/2021 (C)	2,423	2,553
Amgen
5.150%, 11/15/2041	630	820
4.663%, 06/15/2051	389	482
4.400%, 05/01/2045	2,440	2,826
3.625%, 05/22/2024	220	238
2.600%, 08/19/2026	2,000	2,116
2.125%, 05/01/2020	160	160
Anthem
4.650%, 01/15/2043	1,250	1,465
4.625%, 05/15/2042	1,219	1,414

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 08/15/2021	$290	$297
3.650%, 12/01/2027	330	361
3.500%, 08/15/2024	1,950	2,084
3.350%, 12/01/2024	1,190	1,267
3.300%, 01/15/2023	133	139
3.125%, 05/15/2022	740	764
2.950%, 12/01/2022	560	578
AstraZeneca
3.500%, 08/17/2023	1,735	1,854
Baxalta
3.600%, 06/23/2022	870	905
Becton Dickinson
4.685%, 12/15/2044	1,303	1,624
3.734%, 12/15/2024	3,416	3,700
3.700%, 06/06/2027	335	370
3.363%, 06/06/2024	1,926	2,042
3.250%, 11/12/2020	1,600	1,618
2.404%, 06/05/2020	2,243	2,247
Biogen
3.625%, 09/15/2022	815	860
Boston Scientific
4.700%, 03/01/2049	1,241	1,618
4.000%, 03/01/2029	1,457	1,674
3.750%, 03/01/2026	1,716	1,887
Bristol-Myers Squibb
5.000%, 08/15/2045 (C)	130	178
4.350%, 11/15/2047 (C)	327	421
4.250%, 10/26/2049 (C)	1,210	1,553
4.125%, 06/15/2039 (C)	169	206
3.900%, 02/20/2028 (C)	1,484	1,686
3.875%, 08/15/2025 (C)	1,030	1,142
3.550%, 08/15/2022 (C)	550	579
3.450%, 11/15/2027 (C)	978	1,089
3.400%, 07/26/2029 (C)	2,303	2,584
3.200%, 06/15/2026 (C)	2,563	2,799
2.900%, 07/26/2024 (C)	4,149	4,383
2.875%, 02/19/2021 (C)	659	668
2.750%, 02/15/2023 (C)	2,377	2,467
2.600%, 05/16/2022 (C)	3,746	3,844
2.250%, 08/15/2021 (C)	660	668
Cigna
4.900%, 12/15/2048	3,627	4,496
4.375%, 10/15/2028	1,120	1,275
4.125%, 11/15/2025	450	501
3.875%, 10/15/2047 (C)	1,454	1,538
3.750%, 07/15/2023	3,429	3,656
3.400%, 09/17/2021	2,095	2,151
3.400%, 03/01/2027 (C)	1,654	1,770
3.250%, 04/15/2025 (C)	1,000	1,063
3.200%, 09/17/2020	750	756
3.050%, 10/15/2027 (C)	2,510	2,631

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CommonSpirit Health
4.350%, 11/01/2042	$885	$999
CVS Health
5.125%, 07/20/2045	1,135	1,387
5.050%, 03/25/2048	9,087	11,174
4.780%, 03/25/2038	735	865
4.300%, 03/25/2028	6,345	7,109
4.100%, 03/25/2025	2,032	2,228
4.000%, 12/05/2023	1,002	1,076
3.875%, 07/20/2025	929	1,015
3.700%, 03/09/2023	684	723
3.500%, 07/20/2022	850	883
3.375%, 08/12/2024	95	101
3.250%, 08/15/2029	1,560	1,642
3.000%, 08/15/2026	745	782
2.750%, 12/01/2022	230	236
2.625%, 08/15/2024	2,764	2,846
Danaher
3.350%, 09/15/2025	1,369	1,492
DH Europe Finance II Sarl
3.400%, 11/15/2049	1,386	1,529
2.600%, 11/15/2029	2,359	2,453
2.200%, 11/15/2024	1,859	1,912
2.050%, 11/15/2022	1,085	1,105
Gilead Sciences
4.750%, 03/01/2046	540	696
3.700%, 04/01/2024	1,540	1,653
3.650%, 03/01/2026	890	979
2.550%, 09/01/2020	210	211
GlaxoSmithKline Capital
2.850%, 05/08/2022	50	52
HCA
5.250%, 04/15/2025	750	852
5.250%, 06/15/2049	2,905	3,384
5.125%, 06/15/2039	1,240	1,442
5.000%, 03/15/2024	2,635	2,929
Humana
4.950%, 10/01/2044	200	246
4.800%, 03/15/2047	50	61
3.950%, 03/15/2027	860	952
3.850%, 10/01/2024	2,530	2,741
2.900%, 12/15/2022	3,405	3,515
Johnson & Johnson
3.700%, 03/01/2046	970	1,178
Medtronic
4.625%, 03/15/2045	123	166
Merck
3.700%, 02/10/2045	479	568
Mylan
3.950%, 06/15/2026	1,115	1,213
Pfizer
4.100%, 09/15/2038	379	464

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 12/15/2036	$1,050	$1,278
3.000%, 12/15/2026	346	377
2.800%, 03/11/2022	662	685
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	183
UnitedHealth Group
6.625%, 11/15/2037	200	300
5.800%, 03/15/2036	560	769
4.625%, 07/15/2035	940	1,175
3.875%, 10/15/2020	870	877
3.875%, 12/15/2028	250	285
3.875%, 08/15/2059	1,315	1,498
3.700%, 12/15/2025	745	827
3.700%, 08/15/2049	1,445	1,612
3.500%, 08/15/2039	737	812
3.375%, 11/15/2021	400	411
2.875%, 12/15/2021	450	462
2.875%, 03/15/2023	150	156
2.875%, 08/15/2029	558	594
2.700%, 07/15/2020	680	682
2.375%, 08/15/2024	1,204	1,243
Wyeth LLC
6.450%, 02/01/2024	365	433
5.950%, 04/01/2037	320	469
Zimmer Biomet Holdings
3.700%, 03/19/2023	2,025	2,143
2.700%, 04/01/2020	70	70
		223,442
Industrials — 2.3%
3M
2.375%, 08/26/2029	2,320	2,381
AerCap Ireland Capital DAC
5.000%, 10/01/2021	2,025	2,122
4.500%, 05/15/2021	3,340	3,451
4.125%, 07/03/2023	1,935	2,058
Air Lease
3.500%, 01/15/2022	1,000	1,028
Air Lease MTN
2.300%, 02/01/2025	605	605
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	33	33
American Airlines, Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	105	113
American Airlines, Pass-Through Trust, Ser 2019-1, Cl A
3.500%, 02/15/2032	1,172	1,281
Avolon Holdings Funding
5.250%, 05/15/2024 (C)	185	202
5.125%, 10/01/2023 (C)	195	209

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAE Systems
4.750%, 10/11/2021 (C)	$2,455	$2,576
Boeing
7.250%, 06/15/2025	107	133
3.900%, 05/01/2049	562	621
3.750%, 02/01/2050	380	421
3.500%, 03/01/2039	717	762
3.250%, 02/01/2035	1,480	1,577
3.200%, 03/01/2029	720	770
3.100%, 05/01/2026	2,572	2,727
2.950%, 02/01/2030	659	689
2.800%, 03/01/2027	280	289
2.700%, 05/01/2022	1,459	1,493
2.700%, 02/01/2027	3,029	3,114
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	305
4.900%, 04/01/2044	379	501
4.550%, 09/01/2044	1,220	1,514
4.100%, 06/01/2021	449	461
3.550%, 02/15/2050	1,132	1,276
3.050%, 09/01/2022	300	311
Canadian Pacific Railway
6.125%, 09/15/2115	34	55
Carrier Global
3.577%, 04/05/2050 (C)	651	671
3.377%, 04/05/2040 (C)	360	370
2.722%, 02/15/2030 (C)	2,369	2,392
2.493%, 02/15/2027 (C)	1,517	1,545
2.242%, 02/15/2025 (C)	4,242	4,327
1.923%, 02/15/2023 (C)	933	945
Caterpillar
4.300%, 05/15/2044	50	63
Caterpillar Financial Services MTN
2.750%, 08/20/2021	1,915	1,948
Cintas No. 2
3.700%, 04/01/2027	590	665
2.900%, 04/01/2022	610	625
Continental Airlines, Pass-Through Trust, Ser 1999-2, Cl A
7.256%, 03/15/2020	56	56
Continental Airlines, Pass-Through Trust, Ser 2000-1, Cl A
8.048%, 11/01/2020	406	414
Continental Airlines, Pass-Through Trust, Ser 2007-1
6.903%, 04/19/2022	19	20
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	5,129	5,417
Continental Airlines, Pass-Through Trust, Ser 2010-1, Cl A
4.750%, 01/12/2021	65	67

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	$52	$57
Crowley Conro LLC
4.181%, 08/15/2043	904	1,090
CSX
4.750%, 11/15/2048	479	620
4.300%, 03/01/2048	89	108
3.350%, 09/15/2049	798	837
2.400%, 02/15/2030	205	209
Delta Air Lines, Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	714	782
Eaton
7.625%, 04/01/2024	325	385
4.150%, 11/02/2042	530	661
4.000%, 11/02/2032	99	120
2.750%, 11/02/2022	1,575	1,632
Equifax
3.950%, 06/15/2023	3,015	3,224
GE Capital International Funding Unlimited
4.418%, 11/15/2035	12,110	13,844
2.342%, 11/15/2020	16,754	16,799
General Electric
2.700%, 10/09/2022	330	337
General Electric MTN
6.875%, 01/10/2039	1,546	2,154
6.750%, 03/15/2032	190	258
6.150%, 08/07/2037	537	705
5.875%, 01/14/2038	1,673	2,176
5.550%, 05/04/2020	2,269	2,283
5.300%, 02/11/2021	230	237
4.650%, 10/17/2021	140	146
4.625%, 01/07/2021	3,479	3,562
4.375%, 09/16/2020	60	61
3.100%, 01/09/2023	241	250
2.172%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	3,035	2,487
IHS Markit
5.000%, 11/01/2022 (C)	2,000	2,161
4.750%, 02/15/2025 (C)	1,000	1,109
4.750%, 08/01/2028	1,000	1,165
4.125%, 08/01/2023	228	244
ILFC E-Capital Trust II
4.150%, VAR N/A+1.800%, 12/21/2065 (C)	1,200	978
Ingersoll-Rand Luxembourg Finance
2.625%, 05/01/2020	133	133
International Lease Finance
8.625%, 01/15/2022	650	725
L3Harris Technologies
5.054%, 04/27/2045	480	629

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 02/15/2021 (C)	$537	$548
4.854%, 04/27/2035	210	261
Lockheed Martin
4.070%, 12/15/2042	703	868
3.550%, 01/15/2026	1,440	1,596
3.100%, 01/15/2023	110	115
Northrop Grumman
4.030%, 10/15/2047	1,235	1,479
3.250%, 08/01/2023	2,008	2,129
3.250%, 01/15/2028	1,704	1,839
2.930%, 01/15/2025	2,117	2,244
2.550%, 10/15/2022	3,317	3,416
Otis Worldwide
3.362%, 02/15/2050 (C)	702	723
3.112%, 02/15/2040 (C)	141	144
2.565%, 02/15/2030 (C)	4,198	4,319
2.293%, 04/05/2027 (C)	1,099	1,125
2.056%, 04/05/2025 (C)	4,004	4,070
Parker-Hannifin
2.700%, 06/14/2024	830	866
Penske Truck Leasing LP
3.950%, 03/10/2025 (C)	225	247
Raytheon
3.125%, 10/15/2020	720	726
Republic Services
4.750%, 05/15/2023	215	236
2.500%, 08/15/2024	1,895	1,968
Union Pacific
4.300%, 03/01/2049	180	217
3.950%, 09/10/2028	3,055	3,480
3.839%, 03/20/2060 (C)	1,460	1,604
3.750%, 07/15/2025	530	585
3.250%, 02/05/2050	950	979
3.150%, 03/01/2024	574	609
2.950%, 03/01/2022	1,218	1,252
2.400%, 02/05/2030	1,330	1,364
2.150%, 02/05/2027	1,346	1,371
United Parcel Service
2.350%, 05/16/2022	235	240
United Technologies
5.400%, 05/01/2035	640	872
4.625%, 11/16/2048	980	1,315
4.450%, 11/16/2038	900	1,127
4.125%, 11/16/2028	710	832
3.950%, 08/16/2025	3,864	4,324
3.650%, 08/16/2023	3,737	4,036
3.100%, 06/01/2022	1,258	1,299
2.800%, 05/04/2024	927	985
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	29	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	$3,110	$3,403
Waste Management
4.150%, 07/15/2049	440	549
4.000%, 07/15/2039	160	192
3.900%, 03/01/2035	39	45
3.500%, 05/15/2024	845	909
3.450%, 06/15/2029	230	254
3.200%, 06/15/2026	1,205	1,307
WW Grainger
1.850%, 02/15/2025	333	337
		177,210
Information Technology — 1.4%
Adobe
2.300%, 02/01/2030	4,622	4,749
2.150%, 02/01/2027	1,380	1,414
1.900%, 02/01/2025	689	708
Apple
4.650%, 02/23/2046	2,460	3,277
4.375%, 05/13/2045	820	1,047
4.250%, 02/09/2047	603	766
3.450%, 05/06/2024	350	379
3.450%, 02/09/2045	156	176
3.200%, 05/13/2025	407	439
3.200%, 05/11/2027	2,523	2,762
2.950%, 09/11/2049	1,216	1,278
2.450%, 08/04/2026	2,560	2,685
2.400%, 05/03/2023	95	98
2.200%, 09/11/2029	2,631	2,691
2.150%, 02/09/2022	90	92
2.050%, 09/11/2026	2,207	2,264
2.000%, 11/13/2020	710	714
1.800%, 09/11/2024	1,839	1,864
Avnet
4.875%, 12/01/2022	1,570	1,693
Broadcom
4.250%, 04/15/2026 (C)	1,164	1,251
3.875%, 01/15/2027	3,062	3,200
3.625%, 01/15/2024	2,860	3,002
3.125%, 04/15/2021 (C)	2,045	2,077
3.125%, 10/15/2022 (C)	1,000	1,034
3.000%, 01/15/2022	4,605	4,694
Corning
5.450%, 11/15/2079	1,685	1,880
Dell International LLC
8.350%, 07/15/2046 (C)	1,555	2,119
4.420%, 06/15/2021 (C)	4,785	4,930
Deutsche Telekom
3.625%, 01/21/2050 (C)	865	915

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fiserv
4.400%, 07/01/2049	$626	$749
4.200%, 10/01/2028	116	133
3.500%, 07/01/2029	1,232	1,350
3.200%, 07/01/2026	1,182	1,264
Intel
3.734%, 12/08/2047	119	140
3.300%, 10/01/2021	75	77
3.250%, 11/15/2049	2,726	2,976
3.100%, 07/29/2022	75	78
3.100%, 02/15/2060	765	786
2.450%, 11/15/2029	2,812	2,926
International Business Machines
4.150%, 05/15/2039	490	592
3.300%, 05/15/2026	387	423
3.000%, 05/15/2024	2,340	2,479
KLA
3.300%, 03/01/2050	1,000	982
Lam Research
3.800%, 03/15/2025	150	165
2.750%, 03/15/2020	95	95
Marvell Technology Group
4.200%, 06/22/2023	1,800	1,927
Mastercard
3.375%, 04/01/2024	720	780
Micron Technology
4.663%, 02/15/2030	924	1,019
Microsoft
4.500%, 02/06/2057	494	686
4.250%, 02/06/2047	760	997
4.100%, 02/06/2037	1,350	1,674
4.000%, 02/12/2055	886	1,121
3.950%, 08/08/2056	340	432
3.750%, 02/12/2045	240	292
3.700%, 08/08/2046	955	1,160
3.500%, 02/12/2035	2,294	2,669
3.450%, 08/08/2036	50	58
3.300%, 02/06/2027	1,570	1,739
2.875%, 02/06/2024	970	1,024
2.700%, 02/12/2025	360	381
2.400%, 08/08/2026	2,510	2,641
2.375%, 02/12/2022	50	51
2.375%, 05/01/2023	50	52
NXP BV
4.300%, 06/18/2029 (C)	224	251
3.875%, 06/18/2026 (C)	1,982	2,146
Oracle
4.000%, 11/15/2047	1,429	1,730
3.900%, 05/15/2035	3,620	4,228
3.800%, 11/15/2037	498	576
2.950%, 11/15/2024	487	517
2.950%, 05/15/2025	695	738

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.625%, 02/15/2023	$911	$943
QUALCOMM
2.600%, 01/30/2023	1,700	1,753
salesforce.com
3.700%, 04/11/2028	2,350	2,657
3.250%, 04/11/2023	740	780
Texas Instruments
4.150%, 05/15/2048	1,250	1,587
Visa
4.300%, 12/14/2045	810	1,056
3.150%, 12/14/2025	420	456
2.200%, 12/14/2020	480	482
		108,016
Materials — 0.7%
Air Liquide Finance
2.250%, 09/27/2023 (C)	1,215	1,249
Amcor Finance USA
4.500%, 05/15/2028 (C)	865	1,003
3.625%, 04/28/2026 (C)	2,000	2,161
Anglo American Capital
4.000%, 09/11/2027 (C)	280	307
3.625%, 09/11/2024 (C)	1,810	1,935
ArcelorMittal
6.125%, 06/01/2025	1,270	1,470
3.600%, 07/16/2024	1,540	1,598
Barrick
5.250%, 04/01/2042	740	980
Barrick North America Finance LLC
5.750%, 05/01/2043	321	453
5.700%, 05/30/2041	1,843	2,502
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/2075 (C)	1,610	1,872
5.000%, 09/30/2043	40	54
2.875%, 02/24/2022	79	81
Dow Chemical
4.800%, 05/15/2049	925	1,091
DowDuPont
4.493%, 11/15/2025	4,884	5,533
4.205%, 11/15/2023	1,796	1,959
DuPont de Nemours
5.319%, 11/15/2038	1,365	1,665
Equate Petrochemical MTN
4.250%, 11/03/2026 (C)	1,640	1,767
Glencore Funding LLC
4.125%, 05/30/2023 (C)	50	53
4.125%, 03/12/2024 (C)	70	75
4.000%, 03/27/2027 (C)	1,610	1,742
2.875%, 04/16/2020 (C)	220	220
Huntsman International LLC
5.125%, 11/15/2022	557	599

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 05/01/2029	$677	$746
Industrias Penoles
4.150%, 09/12/2029 (C)	1,830	1,902
International Flavors & Fragrances
5.000%, 09/26/2048	2,955	3,477
Mosaic
5.625%, 11/15/2043	625	746
5.450%, 11/15/2033	634	738
4.050%, 11/15/2027	775	820
Newmont Goldcorp
3.500%, 03/15/2022	970	993
Nutrien
5.000%, 04/01/2049	601	747
4.875%, 03/30/2020	10	10
OCP
4.500%, 10/22/2025 (C)	1,860	2,009
Packaging Corp of America
3.000%, 12/15/2029	902	950
Southern Copper
5.250%, 11/08/2042	4,400	5,117
Steel Dynamics
3.450%, 04/15/2030	384	404
2.800%, 12/15/2024	700	725
Suzano Austria GmbH
6.000%, 01/15/2029	2,540	2,843
Syngenta Finance
3.933%, 04/23/2021 (C)	370	378
Teck Resources
6.250%, 07/15/2041	1,378	1,591
Vale Overseas
6.875%, 11/21/2036	1,595	2,101
6.250%, 08/10/2026	2,140	2,511
Westlake Chemical
4.375%, 11/15/2047	390	423
3.600%, 08/15/2026	128	137
WestRock RKT LLC
4.000%, 03/01/2023	330	351
WRKCo
4.900%, 03/15/2029	1,844	2,163
		62,251
Real Estate — 0.8%
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,400
American Tower
3.800%, 08/15/2029	664	731
AvalonBay Communities MTN
3.950%, 01/15/2021	1,500	1,523
Boston Properties
3.800%, 02/01/2024	2,000	2,159
3.400%, 06/21/2029	1,510	1,660

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CC Holdings GS V LLC
3.849%, 04/15/2023	$2,500	$2,655
CubeSmart
4.375%, 02/15/2029	650	754
CyrusOne
2.900%, 11/15/2024	1,985	2,011
Equinix
3.200%, 11/18/2029	763	799
2.900%, 11/18/2026	1,913	1,987
2.625%, 11/18/2024	1,913	1,954
ERP Operating
4.625%, 12/15/2021	200	210
GLP Capital
5.750%, 06/01/2028	1,250	1,465
5.375%, 04/15/2026	1,415	1,597
5.300%, 01/15/2029	2,473	2,858
5.250%, 06/01/2025	1,250	1,399
4.375%, 04/15/2021	885	904
4.000%, 01/15/2030	1,800	1,913
HCP
3.875%, 08/15/2024	4,926	5,362
Healthcare Realty Trust
3.750%, 04/15/2023	2,375	2,503
Healthcare Trust of America Holdings
3.700%, 04/15/2023	2,000	2,107
3.500%, 08/01/2026	1,010	1,093
Life Storage
3.875%, 12/15/2027	935	1,039
Mid-America Apartments
4.300%, 10/15/2023	706	769
4.000%, 11/15/2025	845	947
3.950%, 03/15/2029	699	801
3.750%, 06/15/2024	1,648	1,784
3.600%, 06/01/2027	468	511
Piedmont Operating Partnership
4.450%, 03/15/2024	125	136
Reckson Operating Partnership
7.750%, 03/15/2020	2,000	2,004
Regency Centers
2.950%, 09/15/2029	1,498	1,584
Sabra Health Care
3.900%, 10/15/2029	1,335	1,416
Simon Property Group
2.450%, 09/13/2029	1,915	1,953
2.000%, 09/13/2024	750	762
SITE Centers
4.625%, 07/15/2022	587	625
SL Green Realty
4.500%, 12/01/2022	500	534
Spirit Realty
3.400%, 01/15/2030	830	885

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
STORE Capital
4.625%, 03/15/2029	$503	$573
4.500%, 03/15/2028	2,595	2,920
UDR
3.000%, 08/15/2031	975	1,020
Ventas Realty
3.000%, 01/15/2030	1,500	1,559
Welltower
4.500%, 01/15/2024	183	201
		62,067
Utilities — 2.1%
Alabama Power
3.700%, 12/01/2047	2,745	3,065
3.450%, 10/01/2049	1,368	1,488
Alabama Power Capital Trust V
5.009%, VAR ICE LIBOR USD 3 Month+3.100%, 10/01/2042	100	100
Appalachian Power
4.450%, 06/01/2045	1,600	1,976
Berkshire Hathaway Energy
3.750%, 11/15/2023	488	526
Black Hills
3.875%, 10/15/2049	625	701
3.050%, 10/15/2029	2,010	2,116
Boston Gas
4.487%, 02/15/2042 (C)	140	174
CenterPoint Energy
4.250%, 11/01/2028	342	395
3.600%, 11/01/2021	1,095	1,135
2.950%, 03/01/2030	648	675
2.500%, 09/01/2022	138	141
2.500%, 09/01/2024	1,511	1,560
CenterPoint Energy Resources
4.500%, 01/15/2021	246	250
4.100%, 09/01/2047	664	779
Comision Federal de Electricidad
4.875%, 01/15/2024 (C)	300	324
4.750%, 02/23/2027 (C)	1,410	1,523
Commonwealth Edison
3.400%, 09/01/2021	140	144
Consolidated Edison of New York
4.650%, 12/01/2048	2,000	2,600
4.450%, 03/15/2044	2,580	3,253
Dominion Energy
2.450%, 01/15/2023 (C)	2,000	2,047
2.000%, 08/15/2021	969	979
0.000%, 08/15/2024	1,800	1,890
DTE Electric
2.950%, 03/01/2050	2,664	2,741
2.250%, 03/01/2030	2,043	2,086

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DTE Energy
3.800%, 03/15/2027	$320	$349
2.529%, 10/01/2024	2,926	3,007
Duke Energy
3.550%, 09/15/2021	722	742
3.150%, 08/15/2027	850	912
2.650%, 09/01/2026	895	933
2.400%, 08/15/2022	1,380	1,404
1.800%, 09/01/2021	1,454	1,462
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	1,222
4.000%, 09/30/2042	1,512	1,803
Duke Energy Florida LLC
3.850%, 11/15/2042	720	836
3.200%, 01/15/2027	1,600	1,740
Duke Energy Progress LLC
3.250%, 08/15/2025	2,000	2,166
2.800%, 05/15/2022	215	220
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	3,525	3,607
Edison International
5.750%, 06/15/2027	1,017	1,203
4.125%, 03/15/2028	4	4
Enel Finance International
4.875%, 06/14/2029 (C)	339	391
4.750%, 05/25/2047 (C)	496	598
4.625%, 09/14/2025 (C)	3,328	3,739
3.500%, 04/06/2028 (C)	610	650
Entergy Texas
3.450%, 12/01/2027	1,625	1,749
Evergy
5.292%, 06/15/2022	1,216	1,308
2.900%, 09/15/2029	634	654
2.450%, 09/15/2024	1,281	1,318
Evergy Metro
5.300%, 10/01/2041	250	344
Eversource Energy
2.900%, 10/01/2024	3,730	3,910
Exelon
5.625%, 06/15/2035	1,720	2,263
3.950%, 06/15/2025	1,395	1,539
2.850%, 06/15/2020	2,000	2,005
FirstEnergy
4.250%, 03/15/2023	3,790	4,055
3.900%, 07/15/2027	1,981	2,195
3.400%, 03/01/2050	640	647
2.850%, 07/15/2022	302	311
2.650%, 03/01/2030	1,607	1,652
FirstEnergy, Ser C
7.375%, 11/15/2031	4,905	7,167
Florida Power & Light
3.250%, 06/01/2024	455	488

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Interstate Power & Light
3.500%, 09/30/2049	$642	$713
ITC Holdings
4.050%, 07/01/2023	2,075	2,228
2.700%, 11/15/2022	1,397	1,441
Jersey Central Power & Light
4.300%, 01/15/2026 (C)	596	671
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,894	3,214
KeySpan Gas East
2.742%, 08/15/2026 (C)	1,175	1,234
Metropolitan Edison
4.300%, 01/15/2029 (C)	1,088	1,274
4.000%, 04/15/2025 (C)	1,000	1,088
3.500%, 03/15/2023 (C)	5,050	5,327
MidAmerican Energy
4.800%, 09/15/2043	1,500	2,019
3.650%, 04/15/2029	1,330	1,509
3.650%, 08/01/2048	724	868
3.500%, 10/15/2024	100	108
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (C)	1,354	1,545
Mississippi Power
4.250%, 03/15/2042	1,016	1,178
3.950%, 03/30/2028	1,692	1,891
NiSource
5.800%, 02/01/2042	471	621
4.375%, 05/15/2047	581	682
PECO Energy
4.150%, 10/01/2044	1,985	2,412
Pennsylvania Electric
3.250%, 03/15/2028 (C)	577	620
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (C)	2,090	2,712
5.450%, 05/21/2028 (C)	1,030	1,214
4.125%, 05/15/2027 (C)	1,990	2,138
PPL Capital Funding
5.000%, 03/15/2044	910	1,126
3.400%, 06/01/2023	199	209
3.100%, 05/15/2026	1,663	1,764
Progress Energy
6.000%, 12/01/2039	200	286
Public Service Electric & Gas MTN
3.700%, 05/01/2028	3,090	3,508
Public Service of New Hampshire
3.500%, 11/01/2023	960	1,033
Sempra Energy
2.900%, 02/01/2023	1,240	1,287
Southern California Edison
4.650%, 10/01/2043	330	406
4.125%, 03/01/2048	1,110	1,269
3.650%, 02/01/2050	697	749

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 08/01/2029	$701	$731
Southern California Gas
2.600%, 06/15/2026	385	403
2.550%, 02/01/2030	3,258	3,440
Southern Gas Capital
5.875%, 03/15/2041	430	604
3.250%, 06/15/2026	1,550	1,674
Southwestern Electric Power
2.750%, 10/01/2026	1,000	1,051
Southwestern Public Service
3.750%, 06/15/2049	2,000	2,290
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (C)	477	526
Virginia Electric & Power
4.650%, 08/15/2043	1,205	1,567
3.450%, 02/15/2024	150	160
3.300%, 12/01/2049	995	1,070
2.950%, 01/15/2022	1,720	1,759
Vistra Operations LLC
4.300%, 07/15/2029 (C)	2,725	2,809
3.550%, 07/15/2024 (C)	1,790	1,847
		159,536
Total Corporate Obligations
(Cost $1,952,619) ($ Thousands)		2,109,520

U.S. TREASURY OBLIGATIONS — 22.4%
U.S. Treasury Bills (A)
1.560%, 04/14/2020	6,660	6,649
1.540%, 03/19/2020 (F)	2,278	2,277
1.540%, 04/16/2020	6,975	6,963
1.527%, 07/23/2020	5,105	5,081
1.520%, 04/21/2020	48,115	48,024
1.497%, 03/17/2020	27,835	27,818
1.490%, 04/02/2020	9,765	9,753
U.S. Treasury Bonds
3.125%, 08/15/2044	2,934	3,794
3.000%, 05/15/2045	20,176	25,659
3.000%, 11/15/2045	59,080	75,373
2.750%, 08/15/2042	3,981	4,829
2.750%, 11/15/2042	6,125	7,432
2.625%, 11/15/2020	1,299	1,312
2.500%, 02/15/2045	40,195	46,891
2.500%, 05/15/2046	21,184	24,842
2.375%, 11/15/2049	72,897	84,996
2.250%, 08/15/2046	8,862	9,930
2.250%, 08/15/2049	45,705	51,889
2.000%, 02/15/2050	48,771	52,597
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	4,205	5,493
1.000%, 02/15/2046	3,647	4,489

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.000%, 02/15/2048	$8,730	$10,904
1.000%, 02/15/2049	20,635	25,422
0.750%, 02/15/2042	2,413	2,773
0.250%, 07/15/2029	23,610	24,927
0.250%, 02/15/2050	34,217	35,861
0.125%, 07/15/2024	3,114	3,196
0.125%, 10/15/2024	17,078	17,547
U.S. Treasury Notes
2.875%, 11/15/2021	4,340	4,481
2.875%, 10/31/2023	3,735	4,000
2.875%, 11/30/2023	7,135	7,651
2.875%, 11/30/2025	525	580
2.750%, 04/30/2023 (F)	18,050	19,096
2.750%, 05/31/2023	33,745	35,749
2.750%, 08/31/2023	4,620	4,914
2.625%, 02/28/2023	4,615	4,852
2.625%, 02/15/2029	6,170	6,967
2.500%, 06/30/2020	1,680	1,686
2.500%, 01/31/2021	15,470	15,663
2.500%, 01/15/2022	5,414	5,572
2.500%, 02/15/2022	100	103
2.375%, 04/30/2026	21,605	23,371
2.250%, 04/30/2021	3,133	3,176
2.250%, 04/15/2022	11,651	11,980
2.250%, 04/30/2024	170	179
2.125%, 05/15/2022	4,396	4,514
2.125%, 03/31/2024	6,960	7,299
2.000%, 11/30/2022	13,900	14,319
2.000%, 11/15/2026	22,663	24,075
1.875%, 10/31/2022	4,200	4,309
1.875%, 06/30/2026	27,199	28,639
1.750%, 07/15/2022	10,205	10,410
1.750%, 12/31/2024	46,150	47,956
1.750%, 12/31/2026	1,134	1,187
1.750%, 11/15/2029	76,953	81,306
1.625%, 12/31/2021	77,572	78,566
1.625%, 11/15/2022	14,240	14,521
1.625%, 02/15/2026	22,078	22,877
1.625%, 05/15/2026	12,158	12,606
1.625%, 09/30/2026	6,779	7,037
1.500%, 10/31/2021	16,271	16,421
1.500%, 11/30/2021	44,873	45,318
1.500%, 01/15/2023	26,660	27,127
1.500%, 09/30/2024	16,722	17,159
1.500%, 08/15/2026	10,776	11,096
1.500%, 01/31/2027	21,726	22,392
1.500%, 02/15/2030	14,418	14,921
1.375%, 08/31/2020	13,730	13,741
1.375%, 01/31/2022	35,185	35,504
1.375%, 10/15/2022	32,015	32,423
1.375%, 02/15/2023	134,548	136,514
1.375%, 01/31/2025	87,644	89,568

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.125%, 02/28/2022	$84,314	$84,722
1.125%, 02/28/2025	52,739	53,283
Total U.S. Treasury Obligations
(Cost $1,667,720) ($ Thousands)		1,736,551

ASSET-BACKED SECURITIES — 7.2%
Automotive — 1.1%
Ally Auto Receivables Trust, Ser 2019-3, Cl A4
1.960%, 12/16/2024	1,440	1,469
Avis Budget Rental Car Funding AESOP LLC, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (C)	610	632
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (C)	3,529	3,644
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (C)	3,290	3,376
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (C)	437	439
Chesapeake Funding II LLC, Ser 2018-1A, Cl B
3.450%, 04/15/2030 (C)	2,380	2,459
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	1,742	1,783
Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.490%, 06/15/2023	2,675	2,696
Drive Auto Receivables Trust, Ser 2020-1, Cl A2
1.990%, 12/15/2022	595	597
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (C)	1,485	1,489
Ford Credit Auto Owner Trust, Ser 2017-1, Cl A
2.620%, 08/15/2028 (C)	1,913	1,963
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (C)	3,793	3,894
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (C)	3,871	4,158
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (C)	2,050	2,182
Ford Credit Auto Owner Trust, Ser 2019-REV1, Cl A
3.520%, 07/15/2030 (C)	4,099	4,414

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Ser 2020-REV1, Cl A
2.040%, 08/15/2031 (C)	$8,494	$8,678
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	3,145
Foursight Capital Automobile Receivables Trust, Ser 2016-1, Cl A2
2.870%, 10/15/2021 (C)	14	14
GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A2
1.830%, 01/17/2023	855	859
Hertz Fleet Lease Funding, Ser 2019-1, Cl D
3.440%, 01/10/2033 (C)	2,900	2,936
Hertz Vehicle Financing II, Ser 2017-2A, Cl A
3.290%, 10/25/2023 (C)	1,668	1,736
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (C)	5,766	6,033
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (C)	2,147	2,240
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (C)	2,659	2,828
Hertz Vehicle Financing II, Ser 2019-3A, Cl A
2.670%, 12/26/2025 (C)	5,357	5,538
Hertz Vehicle Financing LLC, Ser 2018-3A, Cl A
4.030%, 07/25/2024 (C)	1,818	1,951
Honda Auto Receivables Owner Trust, Ser 2019-3, Cl A4
1.850%, 08/15/2025	1,160	1,177
Prestige Auto Receivables Trust, Ser 2017-1A, Cl B
2.390%, 05/16/2022 (C)	1,654	1,656
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A3
3.290%, 09/15/2022 (C)	595	598
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (C)	4,109	4,257
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (C)	3,625	3,795
		82,636
Credit Cards — 0.0%
Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3
2.060%, 08/15/2028	1,535	1,585
CARDS II Trust, Ser 2019-1A, Cl A
2.048%, VAR ICE LIBOR USD 1 Month+0.390%, 05/15/2024 (C)	1,550	1,551

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
2.249%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/2026	$1,590	$1,602
		4,738
Mortgage Related Securities — 0.4%
Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	26	26
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
2.620%, VAR ICE LIBOR USD 1 Month+0.480%, 09/25/2035	7,222	7,119
Argent Securities Asset-Backed Pass-Through Certificates, Ser 2005-W2, Cl A1
1.887%, VAR ICE LIBOR USD 1 Month+0.260%, 10/25/2035	172	172
Asset-Backed Funding Certificates, Ser 2005-AQ1, Cl A4
4.688%, 01/25/2034	97	99
Centex Home Equity, Ser 2005-A, Cl M1
2.347%, VAR ICE LIBOR USD 1 Month+0.720%, 01/25/2035	3,832	3,805
Centex Home Equity, Ser 2006-A, Cl AV4
1.877%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2036	13	13
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	2	2
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
2.478%, VAR ICE LIBOR USD 1 Month+0.820%, 09/15/2029	224	222
GSAMP Trust, Ser 2006-HE2, Cl A3
1.887%, VAR ICE LIBOR USD 1 Month+0.260%, 03/25/2046	1,549	1,549
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
1.787%, VAR ICE LIBOR USD 1 Month+0.160%, 08/25/2036	823	397
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
2.557%, VAR ICE LIBOR USD 1 Month+0.930%, 03/25/2035	2,500	2,524
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	15	9
RASC Series Trust, Ser 2005-KS9, Cl M5
2.257%, VAR ICE LIBOR USD 1 Month+0.630%, 10/25/2035	8,000	7,955

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A3
1.797%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/2036	$680	$673
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	61	59
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
2.627%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2034	4,190	4,179
		28,803
Other Asset-Backed Securities — 5.7%
AccessLex Institute, Ser 2007-A, Cl A3
1.979%, VAR ICE LIBOR USD 3 Month+0.300%, 05/25/2036	3,633	3,561
ACIS CLO, Ser 2014-4A, Cl A
3.183%, VAR ICE LIBOR USD 3 Month+1.420%, 05/01/2026 (C)	72	72
ACIS CLO, Ser 2015-6A, Cl A1
3.353%, VAR ICE LIBOR USD 3 Month+1.590%, 05/01/2027 (C)	740	740
Allegro CLO V, Ser 2017-1A, Cl A
3.083%, VAR ICE LIBOR USD 3 Month+1.240%, 10/16/2030 (C)	3,100	3,103
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (C)	1,045	1,078
AMMC CLO 19, Ser 2019-19A, Cl AR
2.971%, VAR ICE LIBOR USD 3 Month+1.140%, 10/16/2028 (C)	2,400	2,401
AMMC CLO XII, Ser 2017-12A, Cl AR
2.934%, VAR ICE LIBOR USD 3 Month+1.200%, 11/10/2030 (C)	750	750
Apidos CLO XXI, Ser 2018-21A, Cl A1R
2.749%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (C)	1,191	1,191
Apidos CLO XXII, Ser 2015-22A, Cl A1
3.319%, VAR ICE LIBOR USD 3 Month+1.500%, 10/20/2027 (C)	2,750	2,750
Applebee's Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (C)	2,000	2,061
ARES LII CLO, Ser 2019-52A, Cl B
3.652%, VAR ICE LIBOR USD 3 Month+1.850%, 04/22/2031 (C)	750	750
ARES XLVII CLO, Ser 2018-47A, Cl A1
2.751%, VAR ICE LIBOR USD 3 Month+0.920%, 04/15/2030 (C)	1,040	1,029
Ascentium Equipment Receivables, Ser 2019-2A, Cl A3
2.190%, 11/10/2026 (C)	1,820	1,846

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Atrium XII, Ser 2017-12A, Cl AR
2.632%, VAR ICE LIBOR USD 3 Month+0.830%, 04/22/2027 (C)	$2,040	$2,038
Babson CLO, Ser 2017-IA, Cl AR
2.619%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	5,660	5,651
Ballyrock CLO, Ser 2018-1A, Cl A1
2.819%, VAR ICE LIBOR USD 3 Month+1.000%, 04/20/2031 (C)	500	495
Barings BDC Static CLO, Ser 2019-1A, Cl A1
2.851%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (C)	1,280	1,275
BCC Funding XVI LLC, Ser 2019-1A, Cl A2
2.460%, 08/20/2024 (C)	4,020	4,052
Brazos Education Loan Authority, Ser 2012-1, Cl A1
2.327%, VAR ICE LIBOR USD 1 Month+0.700%, 12/26/2035	1,648	1,628
Brazos Higher Education Authority, Ser 2010-1, Cl A2
2.879%, VAR ICE LIBOR USD 3 Month+1.200%, 02/25/2035	4,835	4,860
Brazos Higher Education Authority, Ser 2011-1, Cl A2
2.479%, VAR ICE LIBOR USD 3 Month+0.800%, 02/25/2030	631	632
Brazos Higher Education Authority, Ser 2011-2, Cl A3
2.794%, VAR ICE LIBOR USD 3 Month+1.000%, 10/27/2036	3,520	3,538
California Street CLO IX, Ser 2019-9A, Cl AR2
3.163%, VAR ICE LIBOR USD 3 Month+1.320%, 07/16/2032 (C)	1,340	1,340
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl A1B
3.039%, VAR ICE LIBOR USD 3 Month+1.220%, 07/20/2031 (C)	750	750
Carlyle Global Market Strategies CLO, Ser 2018-2A, Cl A1R
2.574%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (C)	2,369	2,361
Catskill Park CLO, Ser 2017-1A, Cl A2
3.519%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/2029 (C)	1,500	1,499
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.017%, 11/25/2034	186	197
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
5.017%, 11/25/2034	184	194
CIT Education Loan Trust, Ser 2007-1, Cl A
2.037%, VAR ICE LIBOR USD 3 Month+0.090%, 03/25/2042 (C)	1,750	1,668

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
5.354%, 09/25/2036	$4,016	$4,115
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.296%, 03/25/2037	990	1,031
College Ave Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	785	844
College Ave Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	4,894	5,034
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
3.277%, VAR ICE LIBOR USD 1 Month+1.650%, 11/26/2046 (C)	1,224	1,223
Commonbond Student Loan Trust, Ser 2018-BGS, Cl A1
3.560%, 09/25/2045 (C)	3,732	3,895
Commonbond Student Loan Trust, Ser 2018-CGS, Cl A1
3.870%, 02/25/2046 (C)	1,889	1,959
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (C)	2,944	3,125
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.123%, 06/25/2040 (B)(C)	261	24
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
2.167%, VAR ICE LIBOR USD 1 Month+0.540%, 12/25/2034	2,950	2,943
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.576%, 10/25/2046 (B)	42	41
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
1.957%, VAR ICE LIBOR USD 1 Month+0.330%, 07/25/2036 (C)	76	73
Credit-Based Asset Servicing & Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	34	35
Credit-Based Asset Servicing & Securitization LLC, Ser 2006-CB2, Cl AF2
3.314%, 12/25/2036	410	375
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (B)(C)	7,823	8,033
CVP CLO, Ser 2018-2A, Cl A
3.009%, VAR ICE LIBOR USD 3 Month+1.190%, 01/20/2031 (C)	1,500	1,499
CWABS Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
2.527%, VAR ICE LIBOR USD 1 Month+0.900%, 10/25/2047	334	326

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
1.958%, VAR ICE LIBOR USD 1 Month+0.300%, 02/15/2034	$55	$55
CWHEQ Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
1.778%, VAR ICE LIBOR USD 1 Month+0.120%, 04/15/2037	2,624	2,500
Denali Capital CLO X LLC, Ser 2017-1A, Cl A1LR
2.844%, VAR ICE LIBOR USD 3 Month+1.050%, 10/26/2027 (C)	1,500	1,499
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (C)	521	531
Dryden 75 CLO, Ser 2019-75A, Cl AR
3.031%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2030 (C)	1,260	1,260
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
2.731%, VAR ICE LIBOR USD 3 Month+0.900%, 04/15/2029 (C)	4,120	4,095
Earnest Student Loan Program, Ser 2016-D, Cl A2
2.720%, 01/25/2041 (C)	595	601
Educational Funding of the South, Ser 2011-1, Cl A2
2.444%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	1,119	1,111
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
2.627%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	3,806	3,793
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	299	325
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	1,217	1,219
Golub Capital Partners CLO, Ser 2019-45, Cl A
3.540%, 10/20/2031	1,500	1,500
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
2.874%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/2027 (C)	1,029	1,029
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
3.257%, VAR ICE LIBOR USD 3 Month+1.350%, 01/20/2033 (C)	2,290	2,274
Higher Education Funding I, Ser 2014-1, Cl A
2.729%, VAR ICE LIBOR USD 3 Month+1.050%, 05/25/2034 (C)	3,151	3,162
Hilton Grand Vacations Trust, Ser 2014-AA, Cl A
1.770%, 11/25/2026 (C)	3,136	3,136

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (C)	$3,858	$3,915
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl 2A4
1.927%, VAR ICE LIBOR USD 1 Month+0.300%, 12/25/2035	1,078	1,079
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
1.807%, VAR ICE LIBOR USD 1 Month+0.180%, 02/25/2036	367	367
Jamestown CLO IV, Ser 2017-4A, Cl A2R
3.181%, VAR ICE LIBOR USD 3 Month+1.350%, 07/15/2026 (C)	1,000	997
JFIN CLO, Ser 2017-2A, Cl A1AR
2.989%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	399	399
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,552	1,749
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	2,065	2,262
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.759%, 08/25/2038 (B)(C)	1,373	28
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.942%, 04/25/2040 (B)(C)	242	21
KKR CLO 16, Ser 2019-16, Cl A1R
3.069%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/2029 (C)	1,640	1,639
KKR CLO 16, Ser 2019-16, Cl A2R
3.619%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/2029 (C)	730	729
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
2.923%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/2031 (C)	925	923
LCM XIII, Ser 2019-13A, Cl ARR
2.959%, VAR ICE LIBOR USD 3 Month+1.140%, 07/19/2027 (C)	2,185	2,184
LCM XXI, Ser 2018-21A, Cl AR
2.699%, VAR ICE LIBOR USD 3 Month+0.880%, 04/20/2028 (C)	1,950	1,949
LCM XXIV, Ser 2017-24A, Cl A
3.129%, VAR ICE LIBOR USD 3 Month+1.310%, 03/20/2030 (C)	1,500	1,500
LMREC, Ser 2016-CRE2, Cl A
3.361%, VAR ICE LIBOR USD 1 Month+1.700%, 11/24/2031 (C)	153	153
Madison Park Funding XXX, Ser 2018-30A, Cl A
2.581%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (C)	4,500	4,453

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Marathon CLO XIII, Ser 2019-1A, Cl A1BL
3.831%, VAR ICE LIBOR USD 3 Month+2.000%, 04/15/2032 (C)	$1,000	$997
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,703	1,817
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	210	226
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	3,495	3,908
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (B)(C)	2,454	2,483
MVW LLC, Ser 2019-2A, Cl A
2.220%, 10/20/2038 (C)	1,658	1,685
Myers Park CLO, Ser 2018-1A, Cl B1
3.419%, VAR ICE LIBOR USD 3 Month+1.600%, 10/20/2030 (C)	890	881
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
2.359%, VAR ICE LIBOR USD 1 Month+0.700%, 09/16/2024 (C)	61	61
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
3.809%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2045 (C)	786	812
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	765	804
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (C)	793	819
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (C)	858	893
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	3,318	3,509
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	4,100	4,263
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	2,096	2,196
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	3,368	3,493
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	7,017	7,263
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (C)	3,748	3,839

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2A
2.460%, 11/15/2068 (C)	$1,884	$1,946
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2B
3.084%, VAR ICE LIBOR USD 1 Month+0.900%, 11/15/2068 (C)	1,634	1,632
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (C)	830	833
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (C)	1,473	1,492
Navient Student Loan Trust, Ser 2014-1, Cl A3
2.137%, VAR ICE LIBOR USD 1 Month+0.510%, 06/25/2031	5,314	5,229
Navient Student Loan Trust, Ser 2014-2, Cl A
2.267%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/2083	4,078	3,997
Navient Student Loan Trust, Ser 2014-3, Cl A
2.247%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	4,288	4,194
Navient Student Loan Trust, Ser 2014-4, Cl A
2.247%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/2083	2,961	2,894
Navient Student Loan Trust, Ser 2015-1, Cl A2
2.227%, VAR ICE LIBOR USD 1 Month+0.600%, 04/25/2040	1,613	1,586
Navient Student Loan Trust, Ser 2016-1A, Cl A
2.327%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/2070 (C)	517	515
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.477%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	314	314
Navient Student Loan Trust, Ser 2017-3A, Cl A3
2.677%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/2066 (C)	4,000	4,000
Navient Student Loan Trust, Ser 2017-5A, Cl A
2.427%, VAR ICE LIBOR USD 1 Month+0.800%, 07/26/2066 (C)	1,169	1,154
Navient Student Loan Trust, Ser 2018-EA, Cl A2
4.000%, 12/15/2059 (C)	2,181	2,303
Navient Student Loan Trust, Ser 2019-3A, Cl A
2.457%, VAR ICE LIBOR USD 1 Month+0.830%, 07/25/2068 (C)	6,857	6,898
Navient Student Loan Trust, Ser 2019-4A, Cl A2
2.437%, VAR ICE LIBOR USD 1 Month+0.810%, 07/25/2068 (C)	3,064	3,083

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	$2,612	$2,776
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
1.974%, VAR ICE LIBOR USD 3 Month+0.180%, 10/27/2036	1,154	1,124
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
1.954%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2037	2,301	2,252
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
1.904%, VAR ICE LIBOR USD 3 Month+0.110%, 10/25/2033	7,493	7,312
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
2.028%, VAR ICE LIBOR USD 3 Month+0.100%, 03/23/2037	6,678	6,511
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
2.048%, VAR ICE LIBOR USD 3 Month+0.120%, 12/24/2035	5,798	5,706
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
2.108%, VAR ICE LIBOR USD 3 Month+0.180%, 03/22/2032	869	838
Nelnet Student Loan Trust, Ser 2007-1, Cl A4
1.789%, VAR ICE LIBOR USD 3 Month+0.110%, 08/27/2036	3,390	3,213
Nelnet Student Loan Trust, Ser 2012-2A, Cl A
2.427%, VAR ICE LIBOR USD 1 Month+0.800%, 12/26/2033 (C)	835	831
Nelnet Student Loan Trust, Ser 2012-4A, Cl A
2.327%, VAR ICE LIBOR USD 1 Month+0.700%, 09/27/2038 (C)	1,608	1,597
Nelnet Student Loan Trust, Ser 2013-1A, Cl A
2.227%, VAR ICE LIBOR USD 1 Month+0.600%, 06/25/2041 (C)	1,228	1,202
Nelnet Student Loan Trust, Ser 2014-1A, Cl A
2.197%, VAR ICE LIBOR USD 1 Month+0.570%, 09/25/2041 (C)	727	717
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
2.577%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (C)	3,735	3,676
Nelnet Student Loan Trust, Ser 2016-1A, Cl A
2.427%, VAR ICE LIBOR USD 1 Month+0.800%, 09/25/2065 (C)	2,522	2,526
Nelnet Student Loan Trust, Ser 2019-4A, Cl A
2.497%, VAR ICE LIBOR USD 1 Month+0.870%, 09/26/2067 (C)	4,761	4,753
Northstar, Education Finance Authority, Ser 2007-1, Cl A2
2.545%, VAR ICE LIBOR USD 3 Month+0.750%, 01/29/2046	41	41
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
2.607%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (C)	460	460

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
2.619%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	$1,415	$1,413
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (C)	1,998	2,059
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW2, Cl M1
2.377%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2035	49	49
RASC Series Trust, Ser 2006-KS2, Cl M2
2.017%, VAR ICE LIBOR USD 1 Month+0.390%, 03/25/2036	3,625	3,571
RR 3, Ser 2018-3A, Cl A1R2
2.921%, VAR ICE LIBOR USD 3 Month+1.090%, 01/15/2030 (C)	1,100	1,097
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	2,620	2,853
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	1,217	1,305
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (C)	3,175	3,211
SLC Student Loan Trust, Ser 2007-1, Cl A5
1.782%, VAR ICE LIBOR USD 3 Month+0.090%, 02/15/2068	1,388	1,284
SLC Student Loan Trust, Ser 2008-1, Cl A4A
3.494%, VAR ICE LIBOR USD 3 Month+1.600%, 12/15/2032	1,222	1,244
SLM Student Loan EDC Repackaging Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	417	416
SLM Student Loan Trust, Ser 2003-1, Cl A5C
2.644%, VAR ICE LIBOR USD 3 Month+0.750%, 12/15/2032 (C)	1,146	1,105
SLM Student Loan Trust, Ser 2003-4, Cl A5D
2.644%, VAR ICE LIBOR USD 3 Month+0.750%, 03/15/2033 (C)	1,050	1,013
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
3.094%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (C)	3,808	3,768
SLM Student Loan Trust, Ser 2006-2, Cl A6
1.964%, VAR ICE LIBOR USD 3 Month+0.170%, 01/25/2041	3,625	3,481
SLM Student Loan Trust, Ser 2006-8, Cl A6
1.954%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/2041	4,250	4,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-2, Cl A4
1.854%, VAR ICE LIBOR USD 3 Month+0.060%, 07/25/2022	$2,427	$2,365
SLM Student Loan Trust, Ser 2008-2, Cl B
2.994%, VAR ICE LIBOR USD 3 Month+1.200%, 01/25/2083	1,155	1,059
SLM Student Loan Trust, Ser 2008-3, Cl B
2.994%, VAR ICE LIBOR USD 3 Month+1.200%, 04/26/2083	1,155	1,069
SLM Student Loan Trust, Ser 2008-4, Cl B
3.644%, VAR ICE LIBOR USD 3 Month+1.850%, 04/25/2073	1,155	1,137
SLM Student Loan Trust, Ser 2008-5, Cl B
3.644%, VAR ICE LIBOR USD 3 Month+1.850%, 07/25/2073	1,155	1,144
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.894%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/2023	5,206	5,153
SLM Student Loan Trust, Ser 2008-6, Cl B
3.644%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,127
SLM Student Loan Trust, Ser 2008-7, Cl B
3.644%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/2083	1,155	1,132
SLM Student Loan Trust, Ser 2008-8, Cl B
4.044%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2075	1,155	1,144
SLM Student Loan Trust, Ser 2008-9, Cl A
3.294%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	3,744	3,757
SLM Student Loan Trust, Ser 2008-9, Cl B
4.044%, VAR ICE LIBOR USD 3 Month+2.250%, 10/25/2083	1,155	1,157
SLM Student Loan Trust, Ser 2010-1, Cl A
2.027%, VAR ICE LIBOR USD 1 Month+0.400%, 03/25/2025	143	138
SLM Student Loan Trust, Ser 2011-2, Cl A2
2.827%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/2034	495	501
SLM Student Loan Trust, Ser 2012-1, Cl A3
2.577%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/2028	3,751	3,675
SLM Student Loan Trust, Ser 2012-2, Cl A
2.327%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	3,241	3,167
SLM Student Loan Trust, Ser 2012-6, Cl A3
2.377%, VAR ICE LIBOR USD 1 Month+0.750%, 05/26/2026	696	692
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
2.344%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/2064 (C)	4,303	4,245

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
2.658%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2027 (C)	$906	$909
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
3.059%, VAR ICE LIBOR USD 1 Month+1.400%, 07/15/2027 (C)	477	480
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (C)	2,285	2,332
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
3.159%, VAR ICE LIBOR USD 1 Month+1.500%, 05/15/2031 (C)	3,209	3,240
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	1,113	1,130
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
3.109%, VAR ICE LIBOR USD 1 Month+1.450%, 02/17/2032 (C)	3,496	3,527
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
2.759%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (C)	1,215	1,220
SMB Private Education Loan Trust, Ser 2017-B, Cl A2A
2.820%, 10/15/2035 (C)	1,283	1,321
SMB Private Education Loan Trust, Ser 2017-B, Cl A2B
2.409%, VAR ICE LIBOR USD 1 Month+0.750%, 10/15/2035 (C)	2,290	2,288
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (C)	1,362	1,450
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (C)	5,292	5,640
SoFi Consumer Loan Program LLC, Ser 2017-4, Cl A
2.500%, 05/26/2026 (C)	356	358
SoFi Consumer Loan Program LLC, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (C)	285	286
SoFi Consumer Loan Program Trust, Ser 2018-1, Cl A2
3.140%, 02/25/2027 (C)	4,049	4,073
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (C)	1,592	1,609

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (C)	$2,775	$2,801
SoFi Professional Loan Program LLC, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (C)	799	809
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
2.577%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2039 (C)	124	125
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
2.477%, VAR ICE LIBOR USD 1 Month+0.850%, 07/25/2039 (C)	256	256
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A2B
2.490%, 01/25/2036 (C)	311	314
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
2.327%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (C)	258	259
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	210	214
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
2.127%, VAR ICE LIBOR USD 1 Month+0.500%, 11/26/2040 (C)	165	166
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (C)	3,668	3,761
SoFi Professional Loan Program LLC, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (C)	1,038	1,070
SoFi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (C)	3,215	3,334
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (C)	3,292	3,413
South Carolina Student Loan, Ser 2015-A, Cl A
3.127%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2036	2,159	2,166
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
2.177%, VAR ICE LIBOR USD 1 Month+0.550%, 09/25/2034	3,364	3,271
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
1.797%, VAR ICE LIBOR USD 1 Month+0.170%, 12/25/2036	6,384	6,260

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCI-Flatiron CLO, Ser 2019-1A, Cl AR
3.056%, VAR ICE LIBOR USD 3 Month+1.220%, 07/17/2028 (C)		$500	$500
TCI-Symphony CLO, Ser 2018-1A, Cl BR
3.498%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/2029 (C)		1,500	1,499
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (B)(C)		770	775
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (B)(C)		1,110	1,133
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(C)		6,192	6,344
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (B)(C)		1,403	1,455
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (B)(C)		2,845	2,958
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (B)(C)		1,497	1,519
Tralee CLO V, Ser 2018-5A, Cl B
3.519%, VAR ICE LIBOR USD 3 Month+1.700%, 10/20/2028 (C)		990	989
Tralee CLO VI, Ser 2019-6A, Cl AS
3.094%, VAR ICE LIBOR USD 3 Month+1.300%, 10/25/2032 (C)		1,760	1,759
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039		612	660
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044		601	644
Venture 32 CLO, Ser 2018-32A, Cl A2A
2.889%, VAR ICE LIBOR USD 3 Month+1.070%, 07/18/2031 (C)		900	894
Venture XXX CLO, Ser 2017-30A, Cl B
3.431%, VAR ICE LIBOR USD 3 Month+1.600%, 01/15/2031 (C)		2,000	1,975
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024		4,475	4,546
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024		3,309	3,354
Voya CLO, Ser 2017-2A, Cl A1R
3.086%, VAR ICE LIBOR USD 3 Month+1.250%, 04/17/2030 (C)		2,250	2,250
Voya CLO, Ser 2017-2A, Cl A2A
3.541%, VAR ICE LIBOR USD 3 Month+1.710%, 06/07/2030 (C)		1,000	999
Voya CLO, Ser 2018-3A, Cl A1A
2.981%, VAR ICE LIBOR USD 3 Month+1.150%, 10/15/2031 (C)		1,000	1,000

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
1.917%, VAR ICE LIBOR USD 1 Month+0.290%, 07/25/2036		$10,500	$10,159
Whitehorse XII, Ser 2018-12A, Cl A
3.081%, VAR ICE LIBOR USD 3 Month+1.250%, 10/15/2031 (C)		680	677
Zais CLO 13, Ser 2019-13A, Cl A1A
3.321%, VAR ICE LIBOR USD 3 Month+1.490%, 07/15/2032 (C)		3,440	3,417
Zais CLO 2, Ser 2017-2A, Cl A1BR
2.920%, 07/25/2026 (C)		830	831
Zais CLO 5, Ser 2016-2A, Cl A1
3.361%, VAR ICE LIBOR USD 3 Month+1.530%, 10/15/2028 (C)		1,000	998
			442,038
Total Asset-Backed Securities
(Cost $548,514) ($ Thousands)			558,215

SOVEREIGN DEBT — 1.7%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (C)		4,020	4,089
2.500%, 09/30/2029 (C)		1,012	1,038
2.125%, 09/30/2024 (C)		1,074	1,088
China Government Bond
3.310%, 11/30/2025	CNY	5,000	742
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	3,302
5.200%, 05/15/2049		4,045	5,087
5.000%, 06/15/2045		1,840	2,224
4.500%, 03/15/2029		910	1,030
Export-Import Bank of India
3.375%, 08/05/2026 (C)		1,410	1,470
Indonesia Government International Bond
5.875%, 03/13/2020		190	190
5.875%, 01/15/2024 (C)		1,264	1,433
5.250%, 01/08/2047 (C)		1,210	1,545
5.125%, 01/15/2045 (C)		2,040	2,534
4.875%, 05/05/2021		500	517
4.750%, 07/18/2047 (C)		400	479
3.850%, 07/18/2027 (C)		1,610	1,732
3.750%, 04/25/2022		500	516
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,474
4.088%, 11/01/2024 (A)		1,000	942
3.462%, 02/15/2025 (A)		1,000	937
3.400%, 08/15/2025 (A)		1,000	929
Japan Bank for International Cooperation
1.750%, 10/17/2024		1,894	1,936
Kazakhstan Government International Bond
4.875%, 10/14/2044 (C)		2,480	3,183

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Kuwait International Government Bond
3.500%, 03/20/2027 (C)	$1,810	$1,978
MDGH - GMTN BV MTN
2.875%, 11/07/2029 (C)	1,528	1,570
Mexico Government International Bond
6.050%, 01/11/2040	4,408	5,912
4.750%, 03/08/2044	4,518	5,230
4.600%, 02/10/2048	1,178	1,346
4.500%, 04/22/2029	3,405	3,849
4.500%, 01/31/2050	85	97
4.000%, 10/02/2023	810	866
3.600%, 01/30/2025	3,190	3,415
3.250%, 04/16/2030	3,373	3,467
Minera Mexico
4.500%, 01/26/2050 (C)	651	657
Nacional del Cobre de Chile
4.250%, 07/17/2042 (C)	1,790	1,956
3.625%, 08/01/2027 (C)	2,770	2,970
Panama Government International Bond
4.500%, 05/15/2047	2,430	3,029
Paraguay Government International Bond
5.400%, 03/30/2050 (C)	1,878	2,258
Peruvian Government International Bond
6.550%, 03/14/2037	2,280	3,460
5.625%, 11/18/2050	2,400	3,700
Petroleos Mexicanos
6.950%, 01/28/2060 (C)	2,009	1,929
5.950%, 01/28/2031 (C)	2,691	2,611
Qatar Government International Bond
4.817%, 03/14/2049 (C)	2,970	3,789
4.000%, 03/14/2029 (C)	1,380	1,560
3.875%, 04/23/2023	2,870	3,038
Republic of Panama
6.700%, 01/26/2036	1,830	2,651
4.300%, 04/29/2053	950	1,167
Republic of Poland Government International Bond
4.000%, 01/22/2024	7,630	8,303
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	7,000	9,243
Saudi Government International Bond MTN
2.875%, 03/04/2023 (C)	530	543
State of Israel
3.375%, 01/15/2050	1,320	1,439
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	3,310
4.375%, 01/23/2031	3,280	3,769
Total Sovereign Debt
(Cost $112,863) ($ Thousands)		127,529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.3%
California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	$275	$486
California State, Build America Project, GO
Callable 03/30/2020 @ 100
7.950%, 03/01/2036	2,750	2,764
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,665	3,021
Regents of the University of California, Ser N, RB
3.256%, 05/15/2060	5,165	5,289
		11,560
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	163	247
6.637%, 04/01/2057	2,377	3,580
		3,827
Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	2,042

New York — 0.0%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	2,187
New York City, Build America Project, Ser F-1, GO
Callable 12/01/2020 @ 100
6.646%, 12/01/2031	2,000	2,080
		4,267
Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	1,063

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	1,690	1,827

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	2,071

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 0.0%
Virginia State, Housing Development Authority, Ser 2006-2, Cl CTFS, RB
6.000%, 06/25/2034	$121	$136

Total Municipal Bonds
(Cost $21,852) ($ Thousands)		26,793

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FHLB
1.700%, VAR United States Secured Overnight Financing Rate+0.120%, 10/07/2020	4,140	4,141
FHLB DN
1.579%, 05/01/2020 (A)	7,500	7,482
1.571%, 04/24/2020 (A)	9,180	9,160
FHLMC
2.375%, 01/13/2022	565	580
FNMA
2.625%, 09/06/2024	510	547
2.000%, 01/05/2022	70	71
1.875%, 09/24/2026	250	261
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025 (A)	1,000	925

Total U.S. Government Agency Obligations
(Cost $22,900) ($ Thousands)		23,167

	Shares
CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	330,373,831	330,374
Total Cash Equivalent
(Cost $330,374) ($ Thousands)		330,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 0.8%
Deutsche Bank
1.590%, dated on 02/28/2020, to be repurchased on 03/02/2020, repurchase price $60,007,950 (collateralized by various U.S. Treasury Obligations, 0.125%, 04/15/2020, par value $6,165,193; total market value $6,181,470) (G)	$60,000	$60,000
Total Repurchase Agreement
(Cost $60,000) ($ Thousands)		60,000

Total Investments in Securities — 107.1%
(Cost $7,943,284) ($ Thousands)		$8,283,326

	Contracts
PURCHASED OPTIONS* — 0.1%
Total Purchased Options (H)
(Cost $2,635) ($ Thousands)	7,321	$5,315

PURCHASED SWAPTIONS* — 0.0%
Total Purchased Swaptions (I)
(Cost $382) ($ Thousands)	16,220,000	$47

WRITTEN OPTIONS* — (0.0)%
Total Written Options (H)
(Premiums Received $2,540) ($ Thousands)	(8,508)	$(3,006)

WRITTEN SWAPTIONS* — 0.0%
Total Written Swaptions (I)
(Premiums Received $379) ($ Thousands)	(83,880,000)	$(2,713)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

A list of exchange traded option contracts held by the Fund at February 29, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
April 2020, U.S. 10 Year Future Option*	828	$106,139	$130.00	3/21/2020	$26
US 10YR FUT OPTN Apr20P 131*	512	65,632	131.00	3/21/2020	32
US 10YR FUT OPTN Apr20P 133*	513	65,760	133.00	3/21/2020	201
US 10YR FUT OPTN Apr20P 134.5*	345	44,226	134.50	3/21/2020	377
US 10YR FUT OPTN Jun20P 125.5*	255	32,688	125.50	5/16/2020	8
US 10YR FUT OPTN May20P 125.5*	649	87,453	125.50	4/18/2020	–
April 2020, U.S. Bond Future Option*	396	61,368	152.00	3/21/2020	6
US BOND FUTR OPTN Apr20P 164*	341	52,844	164.00	3/21/2020	181
		516,110			831

Call Options
US 10YR FUT OPTN Apr20C 132*	1,323	169,592	132.00	3/21/2020	3,866
US 10YR FUT OPTN Apr20C 134.5*	345	44,226	134.50	3/21/2020	377
US 5YR FUTR OPTN Apr20C 125.25*	1,814	215,157	125.25	3/21/2020	241
		428,975			4,484

Total Purchased Options		$945,085			$5,315
WRITTEN OPTIONS — (0.0)%
Put Options
April 2020, U.S. 10 Year Future Option*	(782)	$(100,243)	129.50	03/21/20	$(12)
April 2020, U.S. 10 Year Future Option*	(1,026)	(131,520)	131.50	03/21/20	(112)
April 2020, U.S. 10 Year Future Option*	(1,035)	(132,677)	132.50	03/21/20	(291)
June 2020, U.S. 10 Year Future Option*	(2,258)	(289,447)	128.00	05/16/20	(177)
April 2020, U.S. Bond Future Option*	(132)	(20,456)	155.00	03/21/20	(4)
June 2020, U.S. Bond Future Option*	(682)	(105,689)	158.00	05/16/20	(267)
		(780,032)			(863)

Call Options
April 2020, U.S. 10 Year Future Option*	(85)	(10,896)	136.00	03/21/20	(58)
April 2020, U.S. 10 Year Future Option*	(1,035)	(132,677)	136.50	03/21/20	(469)
June 2020, U.S. 10 Year Future Option*	(617)	(79,092)	134.00	05/16/20	(1,215)
May 2020, U.S. 10 Year Future Option*	(856)	(115,346)	137.00	04/18/20	(401)
		(338,011)			(2,143)

Total Written Options		$(1,118,043)			$(3,006)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

A list of the open OTC swaption contracts held by the Fund at February 29, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions — 0.0%
Swaption 30 Year*	Morgan Stanley	6,250,000	$1.91	08/22/2020	$2
Swaption 5 Year*	Morgan Stanley	1,380,000	$1.88	07/18/2020	11
Swaption 5 Year*	Morgan Stanley	4,150,000	$1.88	07/18/2020	32
Swaption 5 Year*	Morgan Stanley	4,440,000	$1.92	07/18/2020	2
Total Purchased Swaptions					$47
WRITTEN SWAPTIONS — 0.0%
Puts — 0.0%
Swaption 30 Year*	Morgan Stanley	(31,270,000)	$1.60	08/22/20	$(1,065)
Swaption 5 Year*	Morgan Stanley	(22,210,000)	$1.60	08/22/20	(683)
Swaption 5 Year*	Morgan Stanley	(7,600,000)	$1.55	07/18/20	(241)
Swaption 5 Year*	Morgan Stanley	(22,800,000)	$1.55	07/18/20	(724)
Total Written Swaptions					$(2,713)

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
30 Day Federal Funds Futures	418	May-2020	$171,922	$172,073	$151
90-Day Euro$	931	Jun-2020	228,759	230,341	1,582
90-Day Euro$	1,021	Mar-2021	251,030	253,221	2,191
90-Day Euro$	(583)	Dec-2021	(144,433)	(144,584)	(151)
90-Day Euro$	(53)	Mar-2020	(13,018)	(13,070)	(52)
Euro-Bob	(151)	Mar-2020	(22,391)	(22,501)	(262)
Euro-Bund	(171)	Jun-2020	(32,552)	(32,813)	(265)
Euro-Bund	(193)	Mar-2020	(36,816)	(37,622)	(1,127)
U.S. 2-Year Treasury Note	938	Jul-2020	204,034	204,792	758
U.S. 2-Year Treasury Note	(391)	Jul-2020	(85,133)	(85,366)	(233)
U.S. 5-Year Treasury Note	(2,215)	Jul-2020	(269,521)	(271,891)	(2,370)
U.S. 5-Year Treasury Note	4,188	Jul-2020	504,701	514,078	9,377
U.S. 10-Year Treasury Note	5,685	Jun-2020	755,225	766,054	10,829
U.S. Long Treasury Bond	(1,888)	Jun-2020	(310,758)	(321,432)	(10,674)
U.S. Ultra Long Treasury Bond	1,330	Jun-2020	263,984	275,975	11,991
Ultra 10-Year U.S. Treasury Note	(795)	Jun-2020	(116,277)	(119,424)	(3,147)
			$1,348,756	$1,367,831	$18,598

A list of the open forward foreign currency contracts held by the Fund at February 29, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/17/20	EUR	4,823	USD	5,381	$69
BNP Paribas	04/17/20	CNH	9,709	USD	1,395	7
Citigroup	04/17/20	EUR	532	USD	590	3
Citigroup	04/17/20	GBP	1,568	USD	2,059	54
Citigroup	04/17/20	USD	3,560	AUD	5,148	(238)
Citigroup	04/17/20	USD	15,099	CAD	19,600	(495)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/17/20	USD	33,088	BRL	135,480	$(3,137)
Citigroup	04/17/20	BRL	62,353	USD	14,914	1,129
Goldman Sachs	04/17/20	EUR	731	USD	817	12
						$(2,596)

A list of the open centrally cleared swap agreements held by the Fund at February 29, 2020, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.33	Sell	1.00%	Quarterly	12/20/2024	$(134,820)	$2,035	$2,459	$(424)
						$2,035	$2,459	$(424)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	.58%	Semi-Annually	01/21/2023	USD	100,820	$1,458	$19	$1,439
3 MONTH USD - LIBOR	.57325%	Semi-Annually	01/21/2023	USD	62,880	901	–	901
3 MONTH USD - LIBOR	.675%	Quarterly	01/21/2026	USD	41,010	(1,453)	(13)	(1,440)
3 MONTH USD - LIBOR	.667%	Quarterly	01/21/2026	USD	25,580	(896)	–	(896)
1.55%	3-MONTH USD - LIBOR	Quarterly	06/30/2026	USD	258,669	(8,938)	723	(9,661)
1.52%	3-MONTH USD - LIBOR	Quarterly	07/31/2026	USD	81,788	(2,694)	285	(2,979)
1.55%	SD FEDL01	Annually	11/15/2026	USD	54,028	(2,799)	68	(2,867)
1.65%	SD - LIBOR - BBA	Quarterly	11/15/2026	USD	6,000	(256)	(22)	(234)
1.60%	SD - LIBOR - BBA	Quarterly	11/15/2026	USD	17,354	(685)	9	(694)
1.85%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	52,336	(6,401)	110	(6,511)
1.81%	3-MONTH USD - LIBOR	Quarterly	11/15/2044	USD	5,750	(653)	7	(660)
1.656%	3-MONTH USD - LIBOR	Quarterly	08/23/2049	USD	17,230	(1,589)	(63)	(1,526)
						$(24,005)	$1,123	$(25,128)

Percentages are based on Net Assets of $7,735,726 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $1,053,572 ($ Thousands), representing 13.6% of the Net Assets of the Fund.

(D)	Perpetual security with no stated maturity date.
(E)	Security is in default on interest payment.
(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(G)	Tri-Party Repurchase Agreement.
(H)	Refer to table below for details on Options Contracts.
(I)	Refer to table below for details on Swaptions Contracts.

AID — Agency for International Development
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
DN— Discount Note
EUR — Euro
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
MXN — Mexican Peso

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Continued)

NCUA — National Credit Union Association
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced
USD — U.S. Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	3,311,177	–	3,311,177
Corporate Obligations	–	2,109,520	–	2,109,520
U.S. Treasury Obligations	–	1,736,551	–	1,736,551
Asset-Backed Securities	–	558,215	–	558,215
Sovereign Debt	–	127,529	–	127,529
Municipal Bonds	–	26,793	–	26,793
U.S. Government Agency Obligations	–	23,167	–	23,167
Cash Equivalent	330,374	–	–	330,374
Repurchase Agreement	–	60,000	–	60,000
Total Investments in Securities	330,374	7,952,952	–	8,283,326

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	5,315	–	–	5,315
Purchased Swaptions	–	47	–	47
Written Options	(3,006)	–	–	(3,006)
Written Swaptions	–	(2,713)	–	(2,713)
Futures Contracts*
Unrealized Appreciation	36,879	–	–	36,879
Unrealized Depreciation	(18,281)	–	–	(18,281)
Forwards Contracts*
Unrealized Appreciation	–	1,274	–	1,274
Unrealized Depreciation	–	(3,870)	–	(3,870)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(424)	–	(424)
Interest Rate Swaps*
Unrealized Appreciation	–	2,340	–	2,340
Unrealized Depreciation	–	(27,468)	–	(27,468)
Total Other Financial Instruments	20,907	(30,814)	–	(9,907)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Core Fixed Income Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a "basket" of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 29, 2020, the Fund is the seller (“providing protection”) on a total notional amount of $134.8 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$2,035,488	$2,035,488
Maximum potential amount of future payments	—	—	—	134,820,000	134,820,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$134,820,000	$—	$134,820,000
101-200	—	—	—	—	—	—
> than 200	—	—	—	—	—	—
Total	$—	$—	$—	$134,820,000	$—	$134,820,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$143,681	$4,356,954	$(4,170,261)	$—	$—	$330,374	330,373,831	$2,719	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 74.8%
Communication Services — 17.0%
Altice Financing
7.500%, 05/15/2026 (A)	$6,651	$7,017
Altice France
8.125%, 02/01/2027 (A)	4,250	4,632
Altice Luxembourg
10.500%, 05/15/2027 (A)	1,135	1,297
7.625%, 02/15/2025 (A)	305	316
AMC Entertainment Holdings
5.750%, 06/15/2025	230	188
AMC Networks
4.750%, 08/01/2025	5,534	5,516
CCO Holdings LLC
5.875%, 04/01/2024 (A)	3,211	3,298
5.750%, 02/15/2026 (A)	5,137	5,341
5.500%, 05/01/2026 (A)	5,140	5,333
5.375%, 06/01/2029 (A)	2,090	2,225
5.125%, 05/01/2027 (A)	8,232	8,559
5.000%, 02/01/2028 (A)	5,165	5,372
4.750%, 03/01/2030 (A)	1,957	2,012
4.500%, 08/15/2030 (A)	1,299	1,314
CenturyLink
7.500%, 04/01/2024	3,680	4,112
6.875%, 01/15/2028	638	708
5.625%, 04/01/2020	1,245	1,247
5.625%, 04/01/2025	2,273	2,370
5.125%, 12/15/2026 (A)	5,456	5,497
4.000%, 02/15/2027 (A)	1,730	1,738
Cincinnati Bell
8.000%, 10/15/2025 (A)	2,724	2,927
7.000%, 07/15/2024 (A)	455	478
Clear Channel Communications (Escrow Security)
0.000%, 03/01/2021 (B)	16,001	–
Clear Channel Worldwide Holdings
9.250%, 02/15/2024 (A)	8,138	8,653
5.125%, 08/15/2027 (A)	2,729	2,736
Cogent Communications Finance
5.625%, 04/15/2021 (A)	1,170	1,170
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,185	1,215
Consolidated Communications
6.500%, 10/01/2022	2,726	2,624
CSC Holdings LLC
10.875%, 10/15/2025 (A)	2,373	2,604
7.500%, 04/01/2028 (A)	3,735	4,194
6.750%, 11/15/2021	1,000	1,058
6.625%, 10/15/2025 (A)	400	418
6.500%, 02/01/2029 (A)	4,181	4,620
5.750%, 01/15/2030 (A)	3,039	3,214
5.500%, 05/15/2026 (A)	2,400	2,485
5.375%, 07/15/2023 (A)	905	927

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	$5,210	$5,410
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)	7,924	6,392
5.375%, 08/15/2026 (A)	7,656	7,059
Digicel Group
6.750%, 03/01/2023 (A)	1,730	1,107
6.000%, 04/15/2021 (A)	2,485	1,963
Digicel Group One
8.250%, 12/30/2022 (A)	595	383
Digicel International Finance
8.750%, 05/25/2024 (A)	1,363	1,356
DISH DBS
7.750%, 07/01/2026	7,731	8,307
5.875%, 11/15/2024	5,429	5,568
5.000%, 03/15/2023	4,828	4,859
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,805	1,918
Entercom Media
7.250%, 11/01/2024 (A)	560	587
6.500%, 05/01/2027 (A)	375	392
EW Scripps
5.125%, 05/15/2025 (A)	3,191	3,199
Front Range BidCo
6.125%, 03/01/2028 (A)	2,116	2,090
Frontier Communications
11.000%, 09/15/2025	4,358	1,994
10.500%, 09/15/2022	1,655	751
8.500%, 04/15/2020	216	103
8.500%, 04/01/2026 (A)	3,615	3,660
8.000%, 04/01/2027 (A)	2,549	2,645
7.125%, 01/15/2023	1,595	738
6.875%, 01/15/2025	4,255	2,032
GCI LLC
6.625%, 06/15/2024 (A)	1,760	1,864
Getty Images
9.750%, 03/01/2027 (A)	3,470	3,435
Gray Television
7.000%, 05/15/2027 (A)	4,873	5,263
5.125%, 10/15/2024 (A)	3,740	3,833
iHeartCommunications
8.375%, 05/01/2027	3,170	3,442
6.375%, 05/01/2026	154	166
5.250%, 08/15/2027 (A)	2,652	2,735
4.750%, 01/15/2028 (A)	1,347	1,340
Intelsat Connect Finance
9.500%, 02/15/2023 (A)	1,218	719
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	7,572	6,677
8.500%, 10/15/2024 (A)	3,082	2,661
8.000%, 02/15/2024 (A)	1,079	1,106
5.500%, 08/01/2023	6,216	5,346

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Intelsat Luxembourg
8.125%, 06/01/2023	$1,730	$727
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	6,774	7,123
Level 3 Financing
5.625%, 02/01/2023	100	100
5.375%, 01/15/2024	550	549
5.375%, 05/01/2025	5,926	6,049
4.625%, 09/15/2027 (A)	4,254	4,339
Live Nation Entertainment
5.625%, 03/15/2026 (A)	466	479
4.875%, 11/01/2024 (A)	2,285	2,331
4.750%, 10/15/2027 (A)	3,455	3,472
McClatchy
9.000%, 07/15/2026 (C)	5,635	5,297
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (A)	1,035	880
Meredith
6.875%, 02/01/2026	755	757
Midcontinent Communications
5.375%, 08/15/2027 (A)	1,042	1,097
Netflix
5.875%, 02/15/2025	2,805	3,128
5.875%, 11/15/2028	863	970
5.375%, 11/15/2029 (A)	275	299
4.875%, 04/15/2028	1,862	1,960
4.875%, 06/15/2030 (A)	1,326	1,397
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	3,136	3,225
5.625%, 07/15/2027 (A)	6,066	6,279
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	905	857
Radiate Holdco LLC
6.625%, 02/15/2025 (A)	4,569	4,580
Sable International Finance
5.750%, 09/07/2027 (A)	4,258	4,418
Salem Media Group
6.750%, 06/01/2024 (A)	5,855	5,621
Scripps Escrow
5.875%, 07/15/2027 (A)	1,868	1,938
SFR Group
7.375%, 05/01/2026 (A)	7,951	8,338
Sinclair Television Group
5.625%, 08/01/2024 (A)	2,349	2,404
5.125%, 02/15/2027 (A)	6,812	6,708
Sirius XM Radio
5.500%, 07/01/2029 (A)	2,755	2,954
5.375%, 04/15/2025 (A)	1,320	1,354
5.375%, 07/15/2026 (A)	2,778	2,875
5.000%, 08/01/2027 (A)	1,427	1,488
4.625%, 07/15/2024 (A)	560	577

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SoftBank Group
6.000% (D)	$950	$900
5.125%, 09/19/2027	799	824
Sprint
7.875%, 09/15/2023	8,113	9,269
7.625%, 02/15/2025	12,790	14,836
7.625%, 03/01/2026	2,559	3,019
7.250%, 09/15/2021	2,180	2,314
7.250%, 02/01/2028 (A)	705	707
7.125%, 06/15/2024	4,935	5,599
Sprint Capital
8.750%, 03/15/2032	4,315	5,993
TEGNA
5.000%, 09/15/2029 (A)	1,588	1,568
4.625%, 03/15/2028 (A)	3,143	3,043
Telecom Italia
5.303%, 05/30/2024 (A)	1,510	1,612
Telecom Italia Capital
6.375%, 11/15/2033	495	574
6.000%, 09/30/2034	4,559	5,129
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,600	1,688
Telesat Canada
6.500%, 10/15/2027 (A)	4,628	4,790
4.875%, 06/01/2027 (A)	4,113	4,206
T-Mobile USA
6.500%, 01/15/2024	955	978
6.500%, 01/15/2026	2,195	2,311
6.375%, 03/01/2025	4,220	4,334
4.750%, 02/01/2028	9,965	10,376
0.000%, 01/15/2024 (B)	955	–
0.000%, 03/01/2025 (B)	6,755	–
0.000%, 01/15/2026 (B)	5,459	–
Townsquare Media
6.500%, 04/01/2023 (A)	4,925	4,974
U.S. Cellular
6.700%, 12/15/2033	2,575	2,916
Univision Communications
5.125%, 02/15/2025 (A)	2,123	2,003
Urban One
7.375%, 04/15/2022 (A)	9,746	9,673
Videotron
5.375%, 06/15/2024 (A)	730	779
5.125%, 04/15/2027 (A)	955	1,002
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,983	2,035
Windstream Services LLC
10.500%, 06/30/2024 (A)(C)	1,970	158
9.000%, 06/30/2025 (A)(C)	3,334	267
YPSO Finance Bis S.A.
6.000%, 02/15/2028 (A)	2,612	2,508

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Zayo Group LLC
6.375%, 05/15/2025	$1,015	$1,038
6.000%, 04/01/2023	695	710
Ziggo Bond BV
6.000%, 01/15/2027 (A)	2,470	2,603
Ziggo BV
5.500%, 01/15/2027 (A)	5,817	5,992
		423,813
Consumer Discretionary — 10.1%
1011778 BC ULC / New Red Finance Inc
4.375%, 01/15/2028 (A)	2,528	2,515
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)(C)	125	1
7.875%, 01/15/2009 (B)(C)	250	–
7.750%, 05/01/2009 (B)(C)	75	–
Adelphia Communications (Escrow Security), Ser B
9.500%, 02/15/2004 (B)(C)	25	–
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	1,090	940
Adient US LLC
7.000%, 05/15/2026 (A)	540	562
American Axle & Manufacturing
6.625%, 10/15/2022	71	71
6.500%, 04/01/2027	1,740	1,670
6.250%, 04/01/2025	1,180	1,142
6.250%, 03/15/2026	470	452
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,754	1,712
American Greetings
8.750%, 04/15/2025 (A)	3,165	2,928
Aramark Services
5.000%, 02/01/2028 (A)	745	778
Arrow Bidco LLC
9.500%, 03/15/2024 (A)	1,358	1,331
Asbury Automotive Group
4.750%, 03/01/2030 (A)	432	440
4.500%, 03/01/2028 (A)	1,229	1,231
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	2,588	2,594
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)	2,600	–
Boyd Gaming
6.000%, 08/15/2026	530	544
Boyne USA
7.250%, 05/01/2025 (A)	235	251
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	1,081	1,070
Caesars Resort Collection LLC
5.250%, 10/15/2025 (A)	2,655	2,607

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CCO Holdings LLC
5.875%, 05/01/2027 (A)	$1,401	$1,457
Cedar Fair
5.375%, 06/01/2024	2,387	2,429
5.250%, 07/15/2029 (A)	110	110
Cengage Learning
9.500%, 06/15/2024 (A)	5,695	4,958
Century Communities
6.750%, 06/01/2027	2,813	3,010
5.875%, 07/15/2025	1,771	1,851
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	2,064	2,151
Claire's Stores Inc
9.000%, 03/15/2019 (C)	1,480	–
Constellation Merger Sub
8.500%, 09/15/2025 (A)	853	734
Cooper-Standard Automotive
5.625%, 11/15/2026 (A)	1,485	1,327
Core & Main
6.125%, 08/15/2025 (A)	2,584	2,617
Core & Main Holdings
8.625% cash/0% PIK, 09/15/2024 (A)	1,995	2,070
Dana
5.375%, 11/15/2027	2,795	2,823
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	1,245	1,313
Delphi Technologies
5.000%, 10/01/2025 (A)	5,848	6,404
Diamond Resorts International
10.750%, 09/01/2024 (A)	3,680	3,800
eG Global Finance
8.500%, 10/30/2025 (A)	1,900	1,956
6.750%, 02/07/2025 (A)	5,090	4,976
Enterprise Development Authority
12.000%, 07/15/2024 (A)	2,271	2,600
ESH Hospitality
5.250%, 05/01/2025 (A)	1,535	1,544
4.625%, 10/01/2027 (A)	4,717	4,582
Fontainebleau Las Vegas
0.000%, 06/15/2015 (A)(B)(C)	3,481	13
Ford Motor Credit LLC
4.687%, 06/09/2025	945	980
4.542%, 08/01/2026	570	585
4.271%, 01/09/2027	485	486
Golden Nugget
8.750%, 10/01/2025 (A)	3,952	3,969
Guitar Center
13.000% cash/8.000% PIK, 04/15/2022 (A)	13,991	11,263
Guitar Center Escrow Issuer
9.500%, 10/15/2021 (A)	1,065	1,019

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hanesbrands
4.875%, 05/15/2026 (A)	$370	$388
Hillman Group
6.375%, 07/15/2022 (A)	5,883	5,276
Hilton Domestic Operating
5.125%, 05/01/2026	1,110	1,139
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	148	151
4.625%, 04/01/2025	587	589
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	4,240	4,346
IAA Spinco
5.500%, 06/15/2027 (A)	1,075	1,138
IHO Verwaltungs GmbH
6.375% cash/7.125% PIK, 05/15/2029 (A)	1,215	1,282
6.000% cash/6.750% PIK, 05/15/2027 (A)	1,315	1,354
Inn of the Mountain Gods Resort & Casino
9.250% cash/0% PIK, 11/30/2020 (B)	4,084	4,043
Installed Building Products
5.750%, 02/01/2028 (A)	1,318	1,415
International Game Technology
6.500%, 02/15/2025 (A)	635	688
6.250%, 01/15/2027 (A)	4,733	5,003
IRB Holding
6.750%, 02/15/2026 (A)	6,857	6,806
JC Penney
6.375%, 10/15/2036	6,850	2,055
L Brands
7.500%, 06/15/2029	2,264	2,405
6.875%, 11/01/2035	75	76
6.750%, 07/01/2036	2,160	2,187
Liberty Interactive LLC
8.250%, 02/01/2030	5,274	5,445
Lions Gate Capital Holdings LLC
6.375%, 02/01/2024 (A)	2,315	2,269
Lithia Motors
4.625%, 12/15/2027 (A)	2,650	2,713
Marriott Ownership Resorts
6.500%, 09/15/2026	920	989
Mattamy Group
4.625%, 03/01/2030 (A)	1,790	1,737
Mattel
6.750%, 12/31/2025 (A)	4,445	4,671
5.875%, 12/15/2027 (A)	300	313
Melco Resorts Finance
5.375%, 12/04/2029 (A)	485	485
5.250%, 04/26/2026	1,360	1,371
Men's Wearhouse
7.000%, 07/01/2022	1,383	1,348

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MGM Resorts International
6.000%, 03/15/2023	$2,515	$2,707
5.750%, 06/15/2025	2,280	2,497
5.500%, 04/15/2027	1,090	1,177
4.625%, 09/01/2026	2,819	2,932
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(C)	200	–
Motion Bondco DAC
6.625%, 11/15/2027 (A)	985	1,023
Neiman Marcus Group LLC
14.000% cash/0% PIK, 04/25/2024 (A)	1,185	616
8.750% cash/9.500% PIK, 10/15/2021 (A)	1,360	1,003
8.750%, 10/25/2024 (A)	1,819	528
8.000%, 10/15/2021 (A)	1,475	1,088
8.000%, 10/25/2024 (A)	1,096	312
Newell Brands
5.375%, 04/01/2036	130	145
4.200%, 04/01/2026	1,600	1,671
Panther BF Aggregator 2
8.500%, 05/15/2027 (A)	2,524	2,565
6.250%, 05/15/2026 (A)	4,470	4,592
Party City Holdings
6.625%, 08/01/2026 (A)	1,325	768
PetSmart
8.875%, 06/01/2025 (A)	1,521	1,513
7.125%, 03/15/2023 (A)	2,430	2,368
5.875%, 06/01/2025 (A)	1,805	1,816
QVC
4.750%, 02/15/2027	867	855
4.450%, 02/15/2025	1,640	1,681
Scientific Games International
8.250%, 03/15/2026 (A)	2,306	2,369
7.000%, 05/15/2028 (A)	1,355	1,311
5.000%, 10/15/2025 (A)	4,077	4,087
Service International
7.500%, 04/01/2027	867	1,058
5.125%, 06/01/2029	475	514
4.625%, 12/15/2027	970	1,016
Shea Homes
4.750%, 02/15/2028 (A)	1,081	1,082
Six Flags Entertainment
5.500%, 04/15/2027 (A)	2,806	2,680
4.875%, 07/31/2024 (A)	2,652	2,617
Speedway Motorsports LLC
4.875%, 11/01/2027 (A)	1,360	1,348
SRS Distribution
8.250%, 07/01/2026 (A)	3,629	3,810
Staples
10.750%, 04/15/2027 (A)	2,230	2,135
7.500%, 04/15/2026 (A)	2,718	2,708

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Stars Group Holdings BV
7.000%, 07/15/2026 (A)	$405	$435
Station Casinos LLC
4.500%, 02/15/2028 (A)	5,835	5,545
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	4,870	4,773
Tempur Sealy International
5.625%, 10/15/2023	840	855
5.500%, 06/15/2026	825	863
Tenneco
5.375%, 12/15/2024	415	374
5.000%, 07/15/2026	1,987	1,709
Toll Brothers Finance
3.800%, 11/01/2029	1,135	1,146
Twin River Worldwide Holdings
6.750%, 06/01/2027 (A)	2,070	2,184
Vista Outdoor
5.875%, 10/01/2023	1,605	1,553
William Carter
5.625%, 03/15/2027 (A)	340	362
Wolverine Escrow LLC
13.125%, 11/15/2027 (A)	375	394
9.000%, 11/15/2026 (A)	970	968
Wolverine World Wide
5.000%, 09/01/2026 (A)	3,999	4,131
WW International
8.625%, 12/01/2025 (A)	5,346	5,573
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	1,770	1,737
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	890	860
Yum! Brands
6.875%, 11/15/2037	3,470	4,095
5.350%, 11/01/2043	180	185
		251,882
Consumer Staples — 5.9%
Albertsons
4.875%, 02/15/2030 (A)	285	285
4.625%, 01/15/2027 (A)	3,217	3,165
3.500%, 02/15/2023 (A)	200	200
Albertsons LLC
5.875%, 02/15/2028 (A)	623	648
5.750%, 03/15/2025	605	627
Allied Universal Holdco LLC
9.750%, 07/15/2027 (A)	1,270	1,350
6.625%, 07/15/2026 (A)	1,354	1,420
Ashtead Capital
4.375%, 08/15/2027 (A)	385	399
4.000%, 05/01/2028 (A)	615	631
B&G Foods
5.250%, 04/01/2025	1,170	1,155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bausch Health
9.000%, 12/15/2025 (A)	$3,430	$3,819
7.000%, 03/15/2024 (A)	885	911
7.000%, 01/15/2028 (A)	480	514
6.500%, 03/15/2022 (A)	1,600	1,622
6.125%, 04/15/2025 (A)	4,226	4,309
5.250%, 01/30/2030 (A)	4,131	4,090
5.000%, 01/30/2028 (A)	1,771	1,751
Bausch Health Americas
9.250%, 04/01/2026 (A)	5,460	6,101
8.500%, 01/31/2027 (A)	2,910	3,201
Capitol Investment Merger Sub 2 LLC
10.000%, 08/01/2024 (A)	4,895	4,907
Central Garden & Pet
6.125%, 11/15/2023	745	765
5.125%, 02/01/2028	1,515	1,579
Chobani LLC
7.500%, 04/15/2025 (A)	3,994	3,964
Clearwater Seafoods
6.875%, 05/01/2025 (A)	2,012	2,077
Cott Holdings
5.500%, 04/01/2025 (A)	2,141	2,191
Coty
6.500%, 04/15/2026 (A)	375	385
Dole Food
7.250%, 06/15/2025 (A)	1,680	1,646
Energizer Holdings
7.750%, 01/15/2027 (A)	805	873
5.500%, 06/15/2025 (A)	670	680
Envision Healthcare
8.750%, 10/15/2026 (A)	5,127	2,714
Fresh Market
9.750%, 05/01/2023 (A)	920	426
GEMS MENASA Cayman
7.125%, 07/31/2026 (A)	2,687	2,754
Global A&T Electronics
8.500%, 01/12/2023	9,377	8,947
High Ridge Brands
8.875%, 03/15/2025 (A)(C)	800	16
Immucor
11.125%, 02/15/2022 (A)	1,795	1,777
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	3,180	3,395
JBS USA LUX
5.500%, 01/15/2030 (A)	2,701	2,837
Kraft Heinz Foods
5.000%, 07/15/2035	4,326	4,594
3.000%, 06/01/2026	1,870	1,867
LifePoint Health
4.375%, 02/15/2027 (A)	5,269	5,202
New Albertsons
8.700%, 05/01/2030	2,229	2,541

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ortho-Clinical Diagnostics
7.250%, 02/01/2028 (A)	$2,186	$2,148
6.625%, 05/15/2022 (A)	3,280	3,254
Performance Food Group
5.500%, 10/15/2027 (A)	1,867	1,970
Pilgrim's Pride
5.875%, 09/30/2027 (A)	4,950	5,130
Post Holdings
5.750%, 03/01/2027 (A)	1,792	1,865
5.625%, 01/15/2028 (A)	2,670	2,791
5.500%, 03/01/2025 (A)	1,050	1,093
5.500%, 12/15/2029 (A)	857	889
5.000%, 08/15/2026 (A)	2,787	2,842
4.625%, 04/15/2030 (A)	234	231
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,663	1,712
Radiology Partners
9.250%, 02/01/2028 (A)	2,095	2,105
Rite Aid
7.700%, 02/15/2027	1,035	869
6.125%, 04/01/2023 (A)	4,540	4,160
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,780	4,684
Simmons Foods
5.750%, 11/01/2024 (A)	4,527	4,504
Sotheby's
7.375%, 10/15/2027 (A)	2,263	2,252
Spectrum Brands
5.750%, 07/15/2025	745	764
5.000%, 10/01/2029 (A)	155	160
Surgery Center Holdings
6.750%, 07/01/2025 (A)	1,404	1,378
Team Health Holdings
6.375%, 02/01/2025 (A)	1,384	744
TreeHouse Foods
6.000%, 02/15/2024 (A)	1,095	1,131
US Renal Care
10.625%, 07/15/2027 (A)	540	547
Vector Group
10.500%, 11/01/2026 (A)	5,895	5,849
6.125%, 02/01/2025 (A)	695	669
West Street Merger Sub
6.375%, 09/01/2025 (A)	1,730	1,698
		147,774
Energy — 8.6%
Antero Midstream Partners
5.750%, 03/01/2027 (A)	1,336	908
5.750%, 01/15/2028 (A)	175	120
5.375%, 09/15/2024	525	399
Antero Resources
5.625%, 06/01/2023	1,065	575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 12/01/2022	$220	$136
Archrock Partners
6.250%, 04/01/2028 (A)	2,718	2,616
6.000%, 10/01/2022	715	716
Ascent Resources Utica Holdings LLC
7.000%, 11/01/2026 (A)	85	51
Baytex Energy
8.750%, 04/01/2027 (A)	2,235	2,123
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)	4,761	4,353
Buckeye Partners
4.500%, 03/01/2028 (A)	2,515	2,441
4.125%, 03/01/2025 (A)	2,082	2,082
4.125%, 12/01/2027	480	463
Calfrac Holdings
8.500%, 06/15/2026 (A)	2,669	707
Callon Petroleum
8.250%, 07/15/2025	330	294
6.250%, 04/15/2023	445	376
Centennial Resource Production LLC
6.875%, 04/01/2027 (A)	3,688	3,301
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	850	954
5.125%, 06/30/2027	3,517	3,923
3.700%, 11/15/2029 (A)	905	906
Cheniere Energy Partners
5.625%, 10/01/2026	3,715	3,734
4.500%, 10/01/2029 (A)	6,018	5,769
Chesapeake Energy
11.500%, 01/01/2025 (A)	1,373	783
7.500%, 10/01/2026	4,075	1,222
7.000%, 10/01/2024	1,790	626
6.125%, 02/15/2021	2,501	1,701
Citgo Holding
9.250%, 08/01/2024 (A)	3,279	3,402
CITGO Petroleum
6.250%, 08/15/2022 (A)	3,651	3,651
CNX Midstream Partners
6.500%, 03/15/2026 (A)	3,645	2,989
Comstock Resources
7.500%, 05/15/2025 (A)	897	661
Crestwood Midstream Partners
6.250%, 04/01/2023	755	717
5.750%, 04/01/2025	2,325	2,273
5.625%, 05/01/2027 (A)	435	402
CVR Energy
5.750%, 02/15/2028 (A)	1,108	1,047
5.250%, 02/15/2025 (A)	2,303	2,147
DCP Midstream Operating
8.125%, 08/16/2030	2,360	2,832
5.375%, 07/15/2025	268	281
5.125%, 05/15/2029	896	874

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Delek Logistics Partners
6.750%, 05/15/2025	$1,462	$1,485
Denbury Resources
9.250%, 03/31/2022 (A)	689	551
9.000%, 05/15/2021 (A)	1,391	1,217
Endeavor Energy Resources
5.500%, 01/30/2026 (A)	241	239
Energy Transfer
5.500%, 06/01/2027	2,863	3,045
EnLink Midstream LLC
5.375%, 06/01/2029	6,091	5,256
EnLink Midstream Partners
4.850%, 07/15/2026	140	120
4.400%, 04/01/2024	620	566
4.150%, 06/01/2025	445	376
Ensign Drilling
9.250%, 04/15/2024 (A)	670	602
Enviva Partners
6.500%, 01/15/2026 (A)	895	931
EP Energy LLC
9.375%, 05/01/2020 (C)	1,728	2
9.375%, 05/01/2024 (A)(C)	1,774	35
8.000%, 11/29/2024 (A)(C)	395	162
8.000%, 02/15/2025 (A)(C)	1,159	12
7.750%, 05/15/2026 (A)(C)	2,335	1,378
6.375%, 06/15/2023 (C)	1,185	2
Equities
7.000%, 02/01/2030	307	229
6.125%, 02/01/2025	307	233
3.900%, 10/01/2027	3,020	1,941
Exterran Energy Solutions
8.125%, 05/01/2025	4,841	4,750
Extraction Oil & Gas
7.375%, 05/15/2024 (A)	4,225	1,454
5.625%, 02/01/2026 (A)	4,400	1,540
FTS International
6.250%, 05/01/2022	2,735	1,817
Genesis Energy
7.750%, 02/01/2028	373	321
6.500%, 10/01/2025	1,476	1,243
6.250%, 05/15/2026	70	58
Great Western Petroleum LLC
9.000%, 09/30/2021 (A)	2,974	2,677
Gulfport Energy
6.375%, 05/15/2025	295	94
6.375%, 01/15/2026	2,070	704
6.000%, 10/15/2024	470	156
Hess Midstream Operations
5.625%, 02/15/2026 (A)	2,781	2,774
5.125%, 06/15/2028 (A)	1,065	1,038
Hilcorp Energy I
6.250%, 11/01/2028 (A)	1,441	1,048

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 10/01/2025 (A)	$1,751	$1,401
5.000%, 12/01/2024 (A)	2,490	1,967
Holly Energy Partners
5.000%, 02/01/2028 (A)	857	862
Jupiter Resources
13.000%, 01/31/2024	663	663
Laredo Petroleum
10.125%, 01/15/2028	2,278	1,634
9.500%, 01/15/2025	1,681	1,210
Matador Resources
5.875%, 09/15/2026	3,328	2,979
MEG Energy
7.125%, 02/01/2027 (A)	3,919	3,697
7.000%, 03/31/2024 (A)	443	420
6.500%, 01/15/2025 (A)	608	599
Midstates Petroleum (Escrow Security)
10.000%, 06/01/2020 (B)(C)	1,250	–
Nabors Industries
7.250%, 01/15/2026 (A)	245	224
5.750%, 02/01/2025	680	488
NGL Energy Partners
6.125%, 03/01/2025	3,297	2,736
Nine Energy Service
8.750%, 11/01/2023 (A)	2,270	1,805
Noble Holding International
8.950%, 04/01/2045	3,100	1,085
7.750%, 01/15/2024	2,751	1,112
Northern Oil and Gas
8.500% cash/9.500% PIK, 05/15/2023	2,638	2,651
Oasis Petroleum
6.875%, 01/15/2023	1,005	779
6.250%, 05/01/2026 (A)	455	280
Parkland Fuel
5.875%, 07/15/2027 (A)	2,440	2,507
Parsley Energy LLC
5.375%, 01/15/2025 (A)	1,447	1,447
5.250%, 08/15/2025 (A)	505	500
4.125%, 02/15/2028 (A)	1,333	1,250
PBF Holding LLC
6.000%, 02/15/2028 (A)	1,655	1,634
PDC Energy
5.750%, 05/15/2026	3,280	2,919
Peabody Energy
6.375%, 03/31/2025 (A)	2,285	1,571
6.000%, 03/31/2022 (A)	550	470
Precision Drilling
7.750%, 12/15/2023	645	632
7.125%, 01/15/2026 (A)	325	300
6.500%, 12/15/2021	38	38
QEP Resources
5.625%, 03/01/2026	1,151	921

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Range Resources
5.000%, 08/15/2022	$2,395	$1,964
5.000%, 03/15/2023	1,617	1,172
4.875%, 05/15/2025	1,252	791
Seven Generations Energy
5.375%, 09/30/2025 (A)	1,990	1,820
Seventy Seven Energy (Escrow Security)
6.500%, 07/15/2022 (B)(C)	395	–
Seventy Seven Operating LLC (Escrow Security)
6.625%, 11/15/2019 (B)(C)	2,787	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	2,813	2,335
SM Energy
6.625%, 01/15/2027	458	355
6.125%, 11/15/2022	520	465
5.625%, 06/01/2025	405	315
5.000%, 01/15/2024	2,328	1,815
Southwestern Energy
7.750%, 10/01/2027	2,335	1,769
7.500%, 04/01/2026	2,072	1,575
6.200%, 01/23/2025	1,624	1,202
Summit Midstream Holdings LLC
5.750%, 04/15/2025	1,914	1,416
5.500%, 08/15/2022	2,330	1,995
Sunoco
5.875%, 03/15/2028	2,791	2,854
5.500%, 02/15/2026	2,500	2,538
Tallgrass Energy Partners
6.000%, 03/01/2027 (A)	2,745	2,621
Targa Resources Partners
6.875%, 01/15/2029	516	557
6.750%, 03/15/2024	4,185	4,264
6.500%, 07/15/2027	5,514	5,755
5.875%, 04/15/2026	685	706
5.000%, 01/15/2028	3,156	3,116
4.250%, 11/15/2023	350	345
Transocean
8.000%, 02/01/2027 (A)	7,101	5,894
7.500%, 01/15/2026 (A)	635	505
7.500%, 04/15/2031	3,713	2,209
7.250%, 11/01/2025 (A)	170	141
Transocean Guardian
5.875%, 01/15/2024 (A)	2,655	2,629
Transocean Pontus
6.125%, 08/01/2025 (A)	3,288	3,321
Transocean Poseidon
6.875%, 02/01/2027 (A)	2,862	2,905
USA Compression Partners
6.875%, 04/01/2026	3,315	3,208
Valaris
7.375%, 06/15/2025	1,094	481

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.850%, 01/15/2044	$3,185	$1,178
5.400%, 12/01/2042	545	202
4.875%, 06/01/2022	3,228	2,098
Vine Oil & Gas
9.750%, 04/15/2023 (A)	4,299	1,849
Whiting Petroleum
6.625%, 01/15/2026	530	193
6.250%, 04/01/2023	610	274
5.750%, 03/15/2021	220	126
WPX Energy
8.250%, 08/01/2023	566	631
5.750%, 06/01/2026	356	353
5.250%, 10/15/2027	1,375	1,353
4.500%, 01/15/2030	1,117	1,066
		213,753
Financials — 5.1%
Acrisure LLC
10.125%, 08/01/2026 (A)	1,156	1,249
8.125%, 02/15/2024 (A)	2,492	2,658
Advisor Group Holdings
10.750%, 08/01/2027 (A)	2,640	2,779
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (A)	2,257	2,251
Ally Financial
5.750%, 11/20/2025	825	927
AmWINS Group
7.750%, 07/01/2026 (A)	891	925
Ardonagh Midco 3
8.625%, 07/15/2023 (A)	3,195	3,227
Ares Capital
4.250%, 03/01/2025	1,818	1,949
ASP AMC Merger Sub
8.000%, 05/15/2025 (A)	6,051	3,948
AssuredPartners
7.000%, 08/15/2025 (A)	5,164	5,180
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931% (D)	1,301	1,415
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842% (D)	3,010	3,228
BCD Acquisition
9.625%, 09/15/2023 (A)	3,055	3,162
BGC Partners
3.750%, 10/01/2024	2,265	2,359
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+3.905% (D)	85	92
5.875%, VAR ICE LIBOR USD 3 Month+4.059% (D)	515	516

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Donnelley Financial Solutions
8.250%, 10/15/2024	$935	$960
E*TRADE Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.435% (D)	1,298	1,412
Fidelity & Guaranty Life Holdings
5.500%, 05/01/2025 (A)	2,285	2,536
Freedom Mortgage
8.250%, 04/15/2025 (A)	7,335	6,948
8.125%, 11/15/2024 (A)	2,947	2,837
FS Energy & Power Fund
7.500%, 08/15/2023 (A)	3,465	3,573
HUB International
7.000%, 05/01/2026 (A)	1,603	1,619
Hunt
6.250%, 02/15/2026 (A)	1,767	1,731
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	2,310	2,513
Issuer LLC
6.250%, 03/01/2028 (A)	5,258	5,205
Jefferies Finance LLC
6.250%, 06/03/2026 (A)	1,388	1,457
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380% (D)	1,299	1,328
4.000%, VAR United States Secured Overnight Financing Rate+2.745% (D)	865	813
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	3,233	3,067
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.760% (D)	3,250	3,530
LPL Holdings
4.625%, 11/15/2027 (A)	5,836	5,909
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	357	391
5.625%, 05/01/2024	1,335	1,445
4.500%, 09/01/2026	2,214	2,291
4.500%, 01/15/2028	175	179
MSCI
5.375%, 05/15/2027 (A)	535	573
4.000%, 11/15/2029 (A)	2,260	2,342
Nationstar Mortgage Holdings
9.125%, 07/15/2026 (A)	4,310	4,668
6.000%, 01/15/2027 (A)	1,203	1,222
Navient
5.000%, 03/15/2027	1,097	1,061
NFP
8.000%, 07/15/2025 (A)	3,363	3,430

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Quicken Loans
5.250%, 01/15/2028 (A)	$4,767	$4,932
Saracen Development LLC
11.000% cash/3.000% PIK, 10/15/2025 (A)(B)	3,600	3,762
Springleaf Finance
7.125%, 03/15/2026	4,410	4,895
6.875%, 03/15/2025	1,600	1,760
6.625%, 01/15/2028	500	549
5.375%, 11/15/2029	3,901	3,984
Starwood Property Trust
4.750%, 03/15/2025	2,256	2,301
Voya Financial
4.700%, VAR ICE LIBOR USD 3 Month+2.084%, 01/23/2048	1,183	1,184
WeWork
7.875%, 05/01/2025 (A)	4,775	3,868
		126,140
Health Care — 4.5%
21st Century Oncology
10.000% cash/12.000% PIK, 04/30/2023 (B)	637	583
Acadia Healthcare
5.625%, 02/15/2023	2,779	2,800
5.125%, 07/01/2022	1,200	1,200
AHP Health Partners
9.750%, 07/15/2026 (A)	2,655	2,894
AMN Healthcare
4.625%, 10/01/2027 (A)	4,292	4,346
Avantor
6.000%, 10/01/2024 (A)	1,005	1,055
Bausch Health
5.875%, 05/15/2023 (A)	17	17
5.500%, 03/01/2023 (A)	2,382	2,379
Catalent Pharma Solutions
5.000%, 07/15/2027 (A)	726	756
Centene
6.125%, 02/15/2024	710	732
5.375%, 06/01/2026 (A)	4,905	5,152
5.250%, 04/01/2025 (A)	2,385	2,451
4.750%, 05/15/2022	2,105	2,131
4.750%, 01/15/2025	2,930	3,003
4.625%, 12/15/2029 (A)	2,815	3,012
4.250%, 12/15/2027 (A)	1,033	1,063
3.375%, 02/15/2030 (A)	485	485
Charles River Laboratories International
4.250%, 05/01/2028 (A)	1,361	1,386
CHS
8.625%, 01/15/2024 (A)	3,885	4,038
8.000%, 03/15/2026 (A)	1,636	1,689
6.625%, 02/15/2025 (A)	1,755	1,790

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DaVita
5.000%, 05/01/2025	$1,934	$1,962
Encompass Health
5.750%, 11/01/2024	434	438
4.500%, 02/01/2028	485	491
Endo Dac
6.000%, 07/15/2023 (A)	4,734	3,717
6.000%, 02/01/2025 (A)	1,058	815
Endo Finance LLC
5.750%, 01/15/2022 (A)	1,738	1,425
HCA
5.875%, 02/15/2026	7,520	8,498
5.875%, 02/01/2029	3,603	4,170
5.625%, 09/01/2028	1,370	1,553
5.375%, 02/01/2025	6,926	7,657
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	1,214	1,259
4.375%, 09/15/2027 (A)	1,355	1,402
Hologic
4.375%, 10/15/2025 (A)	805	820
Horizon Therapeutics USA
5.500%, 08/01/2027 (A)	3,785	3,927
IQVIA
5.000%, 10/15/2026 (A)	3,870	3,992
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)	850	489
5.500%, 04/15/2025 (A)	595	294
MEDNAX
6.250%, 01/15/2027 (A)	679	652
Molina Healthcare
4.875%, 06/15/2025 (A)	1,602	1,626
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)	2,885	2,684
Par Pharmaceutical
7.500%, 04/01/2027 (A)	3,193	3,372
Prestige Brands
6.375%, 03/01/2024 (A)	735	758
5.125%, 01/15/2028 (A)	185	193
Select Medical
6.250%, 08/15/2026 (A)	1,336	1,424
Tenet Healthcare
7.000%, 08/01/2025	1,634	1,679
6.750%, 06/15/2023	1,435	1,542
6.250%, 02/01/2027 (A)	4,288	4,492
5.125%, 05/01/2025	2,762	2,778
5.125%, 11/01/2027 (A)	815	846
4.875%, 01/01/2026 (A)	2,255	2,297
4.625%, 07/15/2024	1,697	1,697
4.625%, 09/01/2024 (A)	45	46
		111,957

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 9.1%
ACCO Brands
5.250%, 12/15/2024 (A)	$740	$761
ADT Security
4.875%, 07/15/2032 (A)	1,383	1,307
Advanced Drainage Systems
5.000%, 09/30/2027 (A)	608	628
Air Medical Group Holdings
6.375%, 05/15/2023 (A)	6,905	6,594
Allison Transmission
5.875%, 06/01/2029 (A)	355	385
5.000%, 10/01/2024 (A)	520	526
4.750%, 10/01/2027 (A)	2,936	3,009
American Woodmark
4.875%, 03/15/2026 (A)	815	825
Arconic
5.900%, 02/01/2027	1,185	1,351
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	2,593	2,609
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	2,535	2,643
5.250%, 08/15/2027 (A)	2,545	2,586
ASGN
4.625%, 05/15/2028 (A)	1,796	1,775
Avis Budget Car Rental LLC
6.375%, 04/01/2024 (A)	2,205	2,216
5.750%, 07/15/2027 (A)	1,035	1,035
5.250%, 03/15/2025 (A)	470	474
Beacon Roofing Supply
4.875%, 11/01/2025 (A)	1,358	1,310
4.500%, 11/15/2026 (A)	1,178	1,169
Bombardier
7.875%, 04/15/2027 (A)	1,255	1,246
7.500%, 12/01/2024 (A)	5,663	5,705
7.500%, 03/15/2025 (A)	1,155	1,141
6.000%, 10/15/2022 (A)	1,415	1,387
Builders FirstSource
5.000%, 03/01/2030 (A)	1,856	1,857
BWAY Holding Co
7.250%, 04/15/2025 (A)	4,624	4,481
BWX Technologies
5.375%, 07/15/2026 (A)	2,418	2,531
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	2,738	2,714
Cascades
5.375%, 01/15/2028 (A)	452	466
5.125%, 01/15/2026 (A)	452	468
Cenveo (Escrow Security)
8.500%, 09/15/2022 (B)	10,375	9
Clean Harbors
5.125%, 07/15/2029 (A)	394	422
4.875%, 07/15/2027 (A)	2,646	2,764

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cloud Crane LLC
10.125%, 08/01/2024 (A)	$1,735	$1,835
DAE Funding LLC
5.750%, 11/15/2023 (A)	3,940	4,102
EnerSys
4.375%, 12/15/2027 (A)	892	902
EnPro Industries
5.750%, 10/15/2026	569	603
Flex Acquisition
7.875%, 07/15/2026 (A)	1,448	1,470
6.875%, 01/15/2025 (A)	4,124	4,042
Fortress Transportation & Infrastructure Investors LLC
6.750%, 03/15/2022 (A)	2,000	2,004
6.500%, 10/01/2025 (A)	1,105	1,157
GFL Environmental
8.500%, 05/01/2027 (A)	1,092	1,182
7.000%, 06/01/2026 (A)	7,571	7,959
5.375%, 03/01/2023 (A)	1,683	1,727
5.125%, 12/15/2026 (A)	333	345
Granite US Holdings
11.000%, 10/01/2027 (A)	2,715	2,824
Griffon
5.750%, 03/01/2028 (A)	3,380	3,381
H&E Equipment Services
5.625%, 09/01/2025	2,565	2,673
Harsco
5.750%, 07/31/2027 (A)	766	754
Herc Holdings
5.500%, 07/15/2027 (A)	3,370	3,496
Hertz
7.625%, 06/01/2022 (A)	285	287
7.125%, 08/01/2026 (A)	715	706
6.000%, 01/15/2028 (A)	3,695	3,418
5.500%, 10/15/2024 (A)	1,077	1,031
Icahn Enterprises
4.750%, 09/15/2024 (A)	5,480	5,590
James Hardie International Finance DAC
5.000%, 01/15/2028 (A)	2,268	2,364
4.750%, 01/15/2025 (A)	340	350
JELD-WEN
4.875%, 12/15/2027 (A)	220	228
4.625%, 12/15/2025 (A)	560	564
Korn Ferry
4.625%, 12/15/2027 (A)	2,624	2,690
LABL Escrow Issuer LLC
10.500%, 07/15/2027 (A)	480	497
6.750%, 07/15/2026 (A)	640	670
LTF Merger Sub
8.500%, 06/15/2023 (A)	1,385	1,400
Masonite International
5.375%, 02/01/2028 (A)	2,904	3,047

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Moog
4.250%, 12/15/2027 (A)	$3,344	$3,402
New Enterprise Stone & Lime
10.125%, 04/01/2022 (A)	3,215	3,356
6.250%, 03/15/2026 (A)	2,960	3,106
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	2,496	2,488
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	300	300
5.000%, 02/01/2025 (A)	1,363	1,346
Novelis
5.875%, 09/30/2026 (A)	2,764	2,855
PGT Innovations
6.750%, 08/01/2026 (A)	510	551
RBS Global
4.875%, 12/15/2025 (A)	3,280	3,313
Remington Arms
0.000%, 12/31/2049 (B)	1,885	–
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	2,171	2,191
5.331%, VAR ICE LIBOR USD 3 Month+3.500%, 07/15/2021 (A)	800	798
Sensata Technologies
5.625%, 11/01/2024 (A)	200	216
5.000%, 10/01/2025 (A)	1,960	2,063
4.375%, 02/15/2030 (A)	4,126	4,162
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	1,895	1,982
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	5,983	5,908
SPX FLOW
5.875%, 08/15/2026 (A)	470	497
5.625%, 08/15/2024 (A)	310	320
Standard Industries
4.750%, 01/15/2028 (A)	1,295	1,331
Stericycle
5.375%, 07/15/2024 (A)	2,540	2,670
Stevens Holding
6.125%, 10/01/2026 (A)	370	401
Summit Materials LLC
6.125%, 07/15/2023	721	726
5.125%, 06/01/2025 (A)	4,536	4,604
Terex
5.625%, 02/01/2025 (A)	905	919
Titan Acquisition
7.750%, 04/15/2026 (A)	1,032	983
TransDigm
6.375%, 06/15/2026	929	955
6.250%, 03/15/2026 (A)	9,650	10,217
5.500%, 11/15/2027 (A)	3,161	3,157
TransDigm UK Holdings
6.875%, 05/15/2026	1,388	1,457

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Trident Merger Sub
6.625%, 11/01/2025 (A)	$2,914	$2,678
Trident TPI Holdings
9.250%, 08/01/2024 (A)	3,145	3,199
TriMas
4.875%, 10/15/2025 (A)	375	382
Triumph Group
7.750%, 08/15/2025	470	465
6.250%, 09/15/2024 (A)	115	119
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	1,268	1,341
5.500%, 08/15/2026 (A)	2,231	2,312
Tutor Perini
6.875%, 05/01/2025 (A)	8,417	7,638
Uber Technologies
8.000%, 11/01/2026 (A)	2,772	2,884
United Rentals North America
6.500%, 12/15/2026	1,110	1,184
5.875%, 09/15/2026	2,475	2,605
5.500%, 05/15/2027	2,447	2,557
4.875%, 01/15/2028	1,295	1,329
4.625%, 10/15/2025	825	836
Univar Solutions USA
5.125%, 12/01/2027 (A)	449	454
Wabash National
5.500%, 10/01/2025 (A)	760	747
Weekley Homes LLC
6.625%, 08/15/2025	5,060	5,262
Welbilt
9.500%, 02/15/2024	770	813
XPO Logistics
6.750%, 08/15/2024 (A)	3,070	3,239
6.500%, 06/15/2022 (A)	582	582
6.125%, 09/01/2023 (A)	150	153
		226,745
Information Technology — 3.3%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	711
Alliance Data Systems
4.750%, 12/15/2024 (A)	1,341	1,316
Anixter
6.000%, 12/01/2025	410	439
5.500%, 03/01/2023	410	433
Ascend Learning LLC
6.875%, 08/01/2025 (A)	928	957
Avaya (Escrow Security)
7.000%, 04/01/2019 (C)	1,524	–
Broadcom
4.750%, 04/15/2029 (A)	2,241	2,504
CA
4.700%, 03/15/2027	1,822	2,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CDK Global
5.250%, 05/15/2029 (A)	$313	$334
CDW LLC
5.000%, 09/01/2025	914	948
4.250%, 04/01/2028	420	426
CommScope
5.500%, 06/15/2024 (A)	1,167	1,109
CommScope Finance LLC
8.250%, 03/01/2027 (A)	2,318	2,330
6.000%, 03/01/2026 (A)	2,215	2,273
5.500%, 03/01/2024 (A)	1,160	1,180
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	3,905	3,661
5.000%, 03/15/2027 (A)	906	820
Dell International LLC
6.020%, 06/15/2026 (A)	3,089	3,620
5.300%, 10/01/2029 (A)	865	995
Diebold Nixdorf
8.500%, 04/15/2024	670	603
DXC Technology
4.750%, 04/15/2027	1,363	1,499
Entegris
4.625%, 02/10/2026 (A)	1,833	1,890
Gartner
5.125%, 04/01/2025 (A)	450	465
GCI LLC
6.875%, 04/15/2025	2,126	2,191
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	3,640	3,883
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,398	2,494
Hughes Satellite Systems
7.625%, 06/15/2021	2,029	2,137
5.250%, 08/01/2026	2,360	2,587
Infor US
6.500%, 05/15/2022	3,220	3,224
MagnaChip Semiconductor
6.625%, 07/15/2021	555	553
Micron Technology
5.327%, 02/06/2029	2,269	2,606
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)	10,706	–
MTS Systems
5.750%, 08/15/2027 (A)	225	229
NCR
6.125%, 09/01/2029 (A)	735	798
5.750%, 09/01/2027 (A)	2,875	3,026
5.000%, 07/15/2022	2,588	2,601
NortonLifeLock
5.000%, 04/15/2025 (A)	1,970	1,996
Nuance Communications
5.625%, 12/15/2026	173	182

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Open Text Holdings
4.125%, 02/15/2030 (A)	$1,526	$1,518
Plantronics
5.500%, 05/31/2023 (A)	1,314	1,196
Presidio Holdings
4.875%, 02/01/2027 (A)	3,391	3,391
PTC
4.000%, 02/15/2028 (A)	1,532	1,528
3.625%, 02/15/2025 (A)	353	354
Qorvo
4.375%, 10/15/2029 (A)	1,342	1,394
Rackspace Hosting
8.625%, 11/15/2024 (A)	4,525	4,333
Seagate HDD Cayman
5.750%, 12/01/2034	1,300	1,360
SS&C Technologies
5.500%, 09/30/2027 (A)	1,845	1,932
Tempo Acquisition LLC
6.750%, 06/01/2025 (A)	2,603	2,591
TIBCO Software
11.375%, 12/01/2021 (A)	1,915	1,970
ViaSat
5.625%, 09/15/2025 (A)	1,396	1,379
VMware
3.900%, 08/21/2027	1,164	1,253
		83,223
Materials — 7.0%
Alcoa Nederland Holding
7.000%, 09/30/2026 (A)	415	439
6.750%, 09/30/2024 (A)	960	984
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,927	1,978
Aleris International
10.750%, 07/15/2023 (A)	1,155	1,194
Allegheny Technologies
5.875%, 12/01/2027	276	277
Arconic Rolled Products
6.125%, 02/15/2028 (A)	1,002	1,032
Ashland LLC
6.875%, 05/15/2043	1,384	1,616
Atotech Alpha 2 BV
8.750% cash/9.500% PIK, 06/01/2023 (A)	2,870	2,877
Atotech Alpha 3 BV
6.250%, 02/01/2025 (A)	3,100	3,181
Axalta Coating Systems LLC
4.875%, 08/15/2024 (A)	275	279
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	5,235	5,340
Berry Global
4.500%, 02/15/2026 (A)	4,548	4,480

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berry Global (Escrow Security)
5.625%, 07/15/2027 (A)	$2,440	$2,537
4.875%, 07/15/2026 (A)	2,277	2,316
Boart Longyear Management Pty
10.000% cash/12.000% PIK, 12/31/2022	3,251	3,154
CF Industries
4.950%, 06/01/2043	1,740	1,846
Chemours
6.625%, 05/15/2023	1,360	1,315
5.375%, 05/15/2027	923	792
Clearwater Paper
5.375%, 02/01/2025 (A)	1,605	1,661
Cleveland-Cliffs
4.875%, 01/15/2024 (A)	1,831	1,808
Compass Minerals International
6.750%, 12/01/2027 (A)	1,793	1,901
Constellium
6.625%, 03/01/2025 (A)	530	540
5.875%, 02/15/2026 (A)	1,807	1,836
Cornerstone Chemical
6.750%, 08/15/2024 (A)	8,478	7,581
Crown Americas LLC
4.750%, 02/01/2026	1,324	1,365
4.250%, 09/30/2026	2,959	3,046
CVR Partners
9.250%, 06/15/2023 (A)	1,675	1,709
Eldorado
9.500%, 06/01/2024 (A)	2,325	2,521
Element Solutions
5.875%, 12/01/2025 (A)	3,686	3,705
First Quantum Minerals
7.500%, 04/01/2025 (A)	3,050	2,897
7.250%, 04/01/2023 (A)	963	924
6.875%, 03/01/2026 (A)	3,632	3,401
6.500%, 03/01/2024 (A)	1,075	1,011
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,729	1,673
Freeport-McMoRan
5.450%, 03/15/2043	5,756	5,583
5.400%, 11/14/2034	5,279	5,149
5.250%, 09/01/2029	655	658
5.000%, 09/01/2027	1,734	1,712
4.550%, 11/14/2024	305	309
4.250%, 03/01/2030	1,298	1,220
4.125%, 03/01/2028	1,805	1,710
3.875%, 03/15/2023	1,837	1,847
GCP Applied Technologies
5.500%, 04/15/2026 (A)	920	957
Greif
6.500%, 03/01/2027 (A)	580	624

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hecla Mining
7.250%, 02/15/2028	$2,020	$1,985
Hexion
7.875%, 07/15/2027 (A)	5,338	5,298
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,805	1,812
Innophos Holdings
9.375%, 02/15/2028 (A)	2,380	2,463
Kaiser Aluminum
4.625%, 03/01/2028 (A)	1,940	1,921
Kraton Polymers LLC
7.000%, 04/15/2025 (A)	2,926	2,780
LSB Industries
9.625%, 05/01/2023 (A)	5,750	5,788
Mineral Resources
8.125%, 05/01/2027 (A)	4,825	5,138
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	4,345	4,235
New
6.375%, 05/15/2025 (A)	1,695	1,647
New Gold
6.250%, 11/15/2022 (A)	3,217	3,241
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	3,290	2,500
NOVA Chemicals
5.250%, 06/01/2027 (A)	455	432
5.000%, 05/01/2025 (A)	3,127	3,049
4.875%, 06/01/2024 (A)	535	517
Novelis
4.750%, 01/30/2030 (A)	3,342	3,296
OCI
5.250%, 11/01/2024 (A)	738	753
OI European Group BV
4.000%, 03/15/2023 (A)	3,396	3,434
Owens-Brockway Glass Container
6.375%, 08/15/2025 (A)	815	899
5.875%, 08/15/2023 (A)	1,135	1,200
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	9,350	8,976
Reichhold Industries
9.000%, 05/01/2018 (A)(B)(C)	1,056	–
Scotts Miracle-Gro
5.250%, 12/15/2026	165	175
4.500%, 10/15/2029 (A)	1,492	1,544
Sealed Air
4.000%, 12/01/2027 (A)	1,807	1,798
Silgan Holdings
4.125%, 02/01/2028 (A)	1,788	1,799
Starfruit Finco BV
8.000%, 10/01/2026 (A)	3,155	3,130
Taseko Mines
8.750%, 06/15/2022 (A)	1,814	1,633

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Teck Resources
6.125%, 10/01/2035	$471	$560
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	975	904
Tronox
6.500%, 04/15/2026 (A)	1,199	1,151
Tronox Finance
5.750%, 10/01/2025 (A)	2,522	2,384
U.S. Steel
6.250%, 03/15/2026	1,428	1,151
Valvoline
4.250%, 02/15/2030 (A)	275	271
Venator Finance Sarl
5.750%, 07/15/2025 (A)	1,369	1,225
Warrior Met Coal
8.000%, 11/01/2024 (A)	2,530	2,599
		174,673
Real Estate — 1.9%
Brookfield Property
5.750%, 05/15/2026 (A)	4,243	4,195
CoreCivic
4.625%, 05/01/2023	595	596
Equinix
5.875%, 01/15/2026	1,045	1,103
GEO Group
5.875%, 10/15/2024	170	159
5.125%, 04/01/2023	3,314	3,132
Iron Mountain
5.250%, 03/15/2028 (A)	2,300	2,381
4.875%, 09/15/2027 (A)	2,933	2,970
4.875%, 09/15/2029 (A)	5,243	5,196
iStar
4.750%, 10/01/2024	903	922
4.250%, 08/01/2025	1,783	1,760
Lamar Media
4.000%, 02/15/2030 (A)	877	877
3.750%, 02/15/2028 (A)	1,316	1,320
MPT Operating Partnership
4.625%, 08/01/2029	1,870	1,968
Outfront Media Capital LLC
5.000%, 08/15/2027 (A)	766	789
Realogy Group LLC
4.875%, 06/01/2023 (A)	1,699	1,690
RHP Hotel Properties
5.000%, 04/15/2023	830	841
Ryman Hospitality Properties
4.750%, 10/15/2027 (A)	3,958	3,998
SBA Communications
4.875%, 09/01/2024	600	616
3.875%, 02/15/2027 (A)	895	913

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Service Properties Trust
4.950%, 02/15/2027	$2,313	$2,477
Uniti Group
8.250%, 10/15/2023	902	839
7.125%, 12/15/2024 (A)	1,210	1,095
6.000%, 04/15/2023 (A)	3,670	3,587
VICI Properties
4.625%, 12/01/2029 (A)	466	481
4.250%, 12/01/2026 (A)	678	685
4.125%, 08/15/2030 (A)	1,251	1,253
3.750%, 02/15/2027 (A)	215	213
3.500%, 02/15/2025 (A)	90	90
		46,146
Telecommunication Services — 0.5%
Altice Financing
5.000%, 01/15/2028 (A)	4,350	4,219
Terrier Media Buyer
8.875%, 12/15/2027 (A)	6,837	6,786
Trilogy International Partners LLC
8.875%, 05/01/2022 (A)	240	222
		11,227
Utilities — 1.8%
AES
6.000%, 05/15/2026	125	129
5.500%, 04/15/2025	565	578
AmeriGas Partners
5.875%, 08/20/2026	235	244
5.500%, 05/20/2025	2,929	2,980
Calpine
5.250%, 06/01/2026 (A)	1,126	1,116
5.125%, 03/15/2028 (A)	1,603	1,507
4.500%, 02/15/2028 (A)	4,584	4,397
Clearway Energy Operating LLC
5.750%, 10/15/2025	1,449	1,497
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	3,372	3,517
4.250%, 07/15/2024 (A)	2,746	2,797
NRG Energy
7.250%, 05/15/2026	2,620	2,778
6.625%, 01/15/2027	286	298
Suburban Propane Partners
5.875%, 03/01/2027	710	731
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	2,680	2,565
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	533	574
4.250%, 01/31/2023 (A)	2,570	2,612
Vistra Operations LLC
5.625%, 02/15/2027 (A)	2,568	2,632
5.500%, 09/01/2026 (A)	3,200	3,237

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 07/31/2027 (A)	$4,350	$4,393
4.300%, 07/15/2029 (A)	3,259	3,360
3.700%, 01/30/2027 (A)	3,392	3,445
		45,387
Total Corporate Obligations
(Cost $1,894,984) ($ Thousands)		1,862,720

ASSET-BACKED SECURITIES — 9.8%
Other Asset-Backed Securities — 9.8%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
2.209%, VAR ICE LIBOR USD 1 Month+0.550%, 03/15/2019 (A)(B)(C)	835	33
Ares XXXIV CLO, Ser 2015-2A
0.000%, 04/17/2033 (A)(E)	12,697	6,856
Ares XXXIV CLO, Ser 2020-2A, Cl FR
0.000%, VAR ICE LIBOR USD 3 Month+8.600%, 04/17/2033 (A)(E)	2,304	2,212
B&M CLO, Ser 2014-1A, Cl E
7.593%, VAR ICE LIBOR USD 3 Month+5.750%, 04/16/2026 (A)(B)	2,520	2,142
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/2025 (A)(B)(E)	1,560	8
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (A)(B)(E)	3,445	67
Battalion CLO VII, Ser 2014-7A
0.000%, 07/17/2028 (A)(B)(E)	4,614	1,846
Battalion CLO VIII, Ser 2015-8A
0.000%, 07/18/2030 (A)(B)(E)	4,378	2,671
Battalion CLO X, Ser 2016-10A
0.000%, 01/24/2029 (A)(B)(E)	6,380	5,295
Battalion CLO XI, Ser 2017-11A
0.000%, 10/24/2029 (A)(B)(E)	10,431	7,928
Battalion CLO XII, Ser 2018-12A
0.000%, 05/17/2031 (A)(B)(E)	8,633	6,130
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)	6,147	4,303
Battalion CLO XVI, Ser 2019-16A
0.000%, 12/19/2032 (A)(B)(E)	6,023	5,120
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 07/20/2029 (A)(B)(E)	2,640	898
Benefit Street Partners CLO IV
0.000%, 07/20/2026 *(A)(B)(E)	5	1,945
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(E)	3,363	2,892
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(E)	6,413	68

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (B)(E)	$10,301	$6,417
Benefit Street Partners CLO VI, Ser 2015-VIA
0.000%, 10/18/2029 (A)(B)(E)	9,535	4,863
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027 (B)(E)	9,035	4,235
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(B)(E)	9,000	6,120
Benefit Street Partners CLO X, Ser 2016-10A
0.000%, 01/15/2029 (A)(B)(E)	8,928	4,684
Benefit Street Partners CLO XII, Ser 2017-12A
0.000%, 10/15/2030 (A)(B)(E)	10,091	6,055
Benefit Street Partners CLO XIV, Ser 2018-14A
0.000%, 04/20/2031 (A)(B)(E)	6,857	4,937
Benefit Street Partners CLO XVIII, Ser 2019-18A
0.000%, 10/15/2032 (A)(B)(E)	6,048	5,619
Benefit Street Partners CLO, Warehouse Note
0.000%, (G)	2,270	2,270
Cathedral Lake CLO III, Ser 2015-3A
0.000%, 01/15/2026 (A)(B)(E)	2,506	1,478
Cathedral Lake V, Ser 2018-5A
0.000%, 10/21/2030 (A)(B)(E)	5,673	3,687
CVP Cascade CLO-2, Ser 2014-2A, Cl D
6.619%, VAR ICE LIBOR USD 3 Month+4.800%, 07/18/2026 (A)(B)	2,337	1,951
CVP Cascade CLO-2, Ser 2014-2A, Cl E
7.619%, VAR ICE LIBOR USD 3 Month+5.800%, 07/18/2026 (A)(B)	2,531	2,075
Dryden 75 CLO, Ser 2019-75A
0.000%, 07/15/2030 (A)(B)(E)	5,115	3,836
Figueroa CLO, Ser 2013-2A
0.000%, 06/20/2027 (A)(B)(E)	3,046	1,249
Great Lakes CLO, Ser 2014-1A
0.000%, 10/15/2029 (A)(B)(E)	4,940	3,458
Great Lakes CLO, Ser 2015-1A
0.000%, 01/16/2030 (A)(B)(E)	6,015	3,789
Great Lakes CLO, Ser 2017-1A, Cl ER
9.331%, VAR ICE LIBOR USD 3 Month+7.500%, 10/15/2029 (A)(B)	3,376	3,335
Great Lakes CLO, Ser 2017-1A, Cl FR
11.831%, VAR ICE LIBOR USD 3 Month+10.000%, 10/15/2029 (A)(B)	1,972	1,711
Great Lakes CLO, Ser 2018-1A, Cl ER
9.203%, VAR ICE LIBOR USD 3 Month+7.360%, 01/16/2030 (A)(B)	4,328	4,138
Great Lakes CLO, Ser 2018-1A, Cl FR
11.843%, VAR ICE LIBOR USD 3 Month+10.000%, 01/16/2030 (A)(B)	1,595	1,312
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A
0.000%, 07/20/2029 (A)(B)(E)	1,149	944

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl D
9.379%, VAR ICE LIBOR USD 3 Month+7.560%, 07/20/2029 (A)(B)	$5,687	$5,303
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A
0.000%, 04/18/2030 (A)(B)(E)	2,164	1,738
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
8.889%, VAR ICE LIBOR USD 3 Month+7.070%, 04/18/2030 (A)(B)	2,886	2,698
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2030 (A)(B)(E)	4,865	2,870
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
7.644%, VAR ICE LIBOR USD 3 Month+5.850%, 01/25/2030 (A)(B)	3,201	2,625
Neuberger Berman CLO XVI-S, Ser 2018-16SA
0.000%, 01/15/2028 (A)(B)(E)	1,563	1,126
Neuberger Berman CLO XXII, Ser 2016-22A
0.000%, 10/17/2030 (A)(B)(E)	5,235	2,827
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.100%, 10/17/2030 (A)(B)	161	50
NewStar Berkeley Fund CLO LLC, Ser 2016-1A
0.000%, 10/25/2028 (A)(B)(E)	21,812	9,815
NewStar Berkeley Fund CLO LLC, Ser 2016-1A, Cl E
9.544%, VAR ICE LIBOR USD 3 Month+7.750%, 10/25/2028 (A)(B)	15,428	15,089
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
7.844%, VAR ICE LIBOR USD 3 Month+6.050%, 01/25/2027 (A)(B)	4,470	4,177
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
9.019%, VAR ICE LIBOR USD 3 Month+7.200%, 01/20/2027 (A)(B)	5,110	4,889
NewStar Fairfield Fund CLO, Ser 2015-2A
0.000%, 04/20/2030 (A)(B)(E)	9,028	4,965
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
9.199%, VAR ICE LIBOR USD 3 Month+7.380%, 04/20/2030 (A)(B)	4,200	3,738
OCP CLO, Ser 2017-14A
0.000%, 11/20/2030 (A)(B)(E)	3,012	2,018
Onex Credit Partners CLO, Warehouse Note
0.000%, (G)	1,513	1,513
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (A)(B)(E)	7,965	24
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(E)	6,412	3,527
Shackleton CLO, Ser 2019-14A
0.000%, 07/20/2030 (A)(B)(E)	3,251	2,438

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCP Whitney CLO, Ser 2017-1I
0.000%, 08/20/2029 (B)(E)	$13,119	$10,689
TCW Asset Management CLO, Warehouse Note
0.000%, (G)	4,607	4,607
TCW CLO, Ser 2017-1A
0.000%, 07/29/2029 (A)(B)(E)	7,377	5,127
TCW CLO, Ser 2018-1A
0.000%, 04/25/2031 (A)(B)(E)	5,509	3,932
TCW CLO, Ser 2019-2A
0.000%, 10/20/2032 (A)(B)(E)	5,959	5,006
Venture 35 CLO, Ser 2018-35A
0.000%, 10/22/2031 (A)(B)(E)	15,819	7,909
Venture XXV CLO, Ser 2016-25A
0.000%, 04/20/2029 (A)(B)(E)	2,950	1,741
Venture XXVI CLO, Ser 2017-26A
0.000%, 01/20/2029 (A)(B)(E)	2,865	1,347
Venture XXVIII CLO, Ser 2017-28A
0.000%, 07/20/2030 (A)(B)(E)	5,750	3,565
Total Asset-Backed Securities
(Cost $213,181) ($ Thousands)		243,930

LOAN PARTICIPATIONS — 9.7%
Academy, Ltd., Initial Term Loan, 1st Lien
5.655%, VAR LIBOR+4.000%, 07/01/2022	8,100	6,419
Acrisure, LLC, 2020 Term Loan, 1st Lien
5.207%, VAR LIBOR+3.500%, 02/15/2027	2,834	2,787
AI Aqua Merger Sub, Inc., Term Loan B-1, 1st Lien
4.895%, 12/13/2023	1,696	1,655
Air Medical Group Holdings, Inc., 2018 New Term Loan, 1st Lien
5.895%, VAR LIBOR+3.250%, 03/14/2025	1,797	1,703
Air Medical Group Holdings, Inc., 2018 Term Loan, 1st Lien
4.932%, VAR LIBOR+3.250%, 04/28/2022 (H)	846	797
Akorn, Term Loan B, 1st Lien
11.688%, VAR LIBOR+4.750%, 04/16/2021	12	12
Aleris International, Inc., Initial Term Loan, 1st Lien
6.395%, VAR LIBOR+4.500%, 02/27/2023	3,405	3,396
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
5.895%, 07/10/2026	1,350	1,334

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Alvogen Pharma US, Inc., 2018 Refinancing Term Loan, 1st Lien
6.400%, VAR UNFND+0.500%, 04/01/2022	$2,262	$2,132
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
9.145%, VAR LIBOR+6.000%, 09/02/2024	5,149	4,447
Arbonic, Term Loan B, 1st Lien
0.000%, 02/04/2027 (H)	2,685	2,651
Ascend Learning, Term Loan, 1st Lien
4.603%, VAR LIBOR+3.250%, 07/12/2024	254	252
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 2nd Lien
8.103%, VAR LIBOR+0.500%, 08/04/2025	4,023	4,027
AVSC Holding Corp., 2019 Incremental Term Loan, 1st Lien
6.204%, 10/15/2026	1,665	1,565
Banijay Group, Term Loan B, 1st Lien
0.000%, 03/04/2025 (H)	70	69
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
4.659%, VAR LIBOR+3.000%, 06/02/2025	884	878
Big River Steel LLC, Closing Date Term Loan, 1st Lien
6.945%, VAR UNFND+1.000%, 08/23/2023	2,328	2,324
Boardriders Inc., Initial Loan, 1st Lien
8.277%, VAR LIBOR+6.500%, 04/23/2024	3,277	3,022
0.000%, 04/23/2024 (H)	1	1
Brazos Delaware II, LLC, Initial Term Loan, 1st Lien
5.658%, VAR LIBOR+3.500%, 05/21/2025	2,381	1,965
Buckeye Partners L.P., Initial Term Loan, 1st Lien
4.405%, 11/01/2026	3,045	3,004
BWay Holding Company , Initial Term Loan, 1st Lien
5.084%, VAR LIBOR+3.250%, 04/03/2024	4,823	4,599
California Resources Corporation, Loan, 1st Lien
12.025%, VAR LIBOR+4.500%, 12/31/2021	4,362	2,192

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cambrex Corporation, Initial Dollar Term Loan, 1st Lien
6.603%, VAR LIBOR+5.000%, 12/04/2026	$1,100	$1,092
Carestream Health, Inc., Extended Term Loan, 1st Lien
12.145%, VAR LIBOR+7.000%, 06/07/2021	3,036	2,682
Carestream Health, Inc., Extended Term Loan, 2nd Lien
7.645%, VAR LIBOR+9.500%, 02/28/2021	2,151	2,059
Cengage Learning, Inc., 2016 Refinancing Term Loan, 1st Lien
5.895%, VAR LIBOR+3.750%, 06/07/2023	5,355	4,930
CenturyLink Inc., Term Loan B, 1st Lien
3.853%, 03/15/2027	255	247
Cenveo Corporation, Exit Term Loan
11.171%, 06/07/2023 (B)	2	2
Cenveo Corporation, Exit Term Loan, 1st Lien
11.563%, VAR LIBOR+9.000%, 06/07/2023 (B)	2,525	2,512
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.853%, VAR LIBOR+2.000%, 04/18/2024	964	951
Claire's Stores, Term Loan B, 1st Lien
0.000%, 12/18/2026 (H)	2,047	1,965
ConvergeOne Holdings, Corp., Initial Term Loan
6.603%, 01/04/2026	5,236	4,840
Coty Inc., Term Loan B, 1st Lien
3.921%, 04/07/2025	2,805	2,736
Diebold Nixdorf, Incorporated (f/k/a Diebold, Incorporated), Term A-1 Loan, 1st Lien
10.875%, VAR LIBOR+9.250%, 08/31/2022	3,187	3,325
East Valley Tourist Development Authority, Term Loan, 1st Lien
10.064%, VAR LIBOR+3.750%, 09/30/2020 (B)	3,834	3,796
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
5.353%, VAR LIBOR+3.750%, 10/10/2025	8,344	6,692
Epic Crude Services, LP, Term Loan, 1st Lien
7.040%, VAR LIBOR+5.500%, 03/02/2026	2,990	2,882

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
EPIC Y-Grade Services, LP, Term Loan, 1st Lien
8.035%, VAR UNFND+0.500%, 06/13/2024	$3,695	$3,525
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
6.231%, VAR LIBOR+4.500%, 02/04/2027	2,073	2,054
Foresight Energy LLC, Term Loan, 1st Lien
7.659%, VAR LIBOR+4.000%, 03/28/2022 (C)	2,269	739
Frontier Communications Corporation, Term B-1 Loan, 1st Lien
5.360%, VAR LIBOR+3.750%, 06/15/2024	2,313	2,317
FTS International (fka Frac Tech International, LLC), Initial Term Loan
6.353%, VAR LIBOR+4.750%, 04/16/2021 (B)	236	213
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 1st Lien
4.395%, VAR Euribor+3.000%, 07/30/2024	782	769
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
4.353%, VAR Euribor+3.000%, 04/01/2024	866	848
Go Wireless, Inc., Senior Lien Term Loan, None
8.145%, VAR FIXED+6.500%, 12/22/2024	623	584
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
7.445%, VAR LIBOR+5.500%, 11/13/2021 (B)	722	661
Harland Clarke Holdings Corp. (fka Clarke American Corp.), Initial Term Loan, 1st Lien
6.463%, VAR Prime Rate by Country+4.250%, 11/03/2023	449	353
HUB International, Term Loan B, 1st Lien
5.692%, 04/25/2025	5,390	5,371
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
4.655%, VAR LIBOR+3.000%, 05/01/2026	1,161	1,138
II-VI Inc., Term Loan B, 1st Lien
5.145%, 09/24/2026	1,825	1,803

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Indivior Finance S.a r.l., 2017 Replacement USD Term Loan, 1st Lien
6.280%, VAR LIBOR+4.250%, 12/19/2022 (B)	$877	$785
Informatica LLC , Dollar 2020 Term Loan, 1st Lien
4.863%, VAR LIBOR+3.250%, 02/25/2027	149	146
Innophos Holdings Inc., Term Loan B, 1st Lien
5.421%, 02/05/2027	2,685	2,658
Knight Engery Services
8.500%, 02/09/2024 (B)	71	—
Kronos Acquisition Intermediate Inc., Initial Loan, 1st Lien
5.645%, VAR LIBOR+4.000%, 05/15/2023	575	565
Lanai Holdings II, Inc., Initial Term Loan, 1st Lien
6.527%, VAR LIBOR+4.750%, 08/29/2022	6,115	5,827
6.512%, VAR LIBOR+4.750%, 08/29/2022	12	11
Lifescan Global Corporation, Initial Term Loan, 1st Lien
8.085%, 10/01/2024	43	40
Lifescan Global Corporation, Initial Term Loan, 2nd Lien
8.056%, VAR LIBOR+12.500%, 10/01/2024	8,553	8,053
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan, 2nd Lien
14.390%, VAR LIBOR+3.750%, 12/07/2020 (B)	214	44
Lucid Energy Group II Borrower LLC, Initial Term Loan, 1st Lien
4.645%, 02/17/2025	695	637
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
9.770%, VAR Euribor+3.250%, 06/30/2020 (B)	11,775	11,598
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.680%, VAR LIBOR+3.250%, 05/08/2025 (B)	3,707	3,698
McGraw-Hill Global Education Holdings, LLC, Term B Loan, 1st Lien
5.645%, VAR LIBOR+5.750%, 05/04/2022	6,551	6,150
Medallion Midland, Term Loan B, 1st Lien
5.362%, VAR LIBOR+3.250%, 10/30/2024	1,306	1,234

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Merrill Communications LLC Term Loan B (2019)
6.908%, 10/05/2026 (B)	$2,514	$2,526
Metroflag, Term Loan, 2nd Lien
14.000%, VAR LIBOR0.000%, 01/06/2009 (B)(C)	325	—
MLN US HoldCo LLC, Term B Loan, 2nd Lien
6.155%, VAR LIBOR+8.750%, 11/30/2025	1,452	1,366
Monitronics International Inc., Term Loan, 1st Lien
8.103%, 03/29/2024	4,058	3,328
Murray Energy Corporation, Superpriority Term B-2 Loan, 1st Lien
9.354%, VAR LIBOR+7.250%, 10/17/2022	6	1
Neiman Marcus Group LLC, Cash Pay/PIK Extended Term Loan, 1st Lien
7.166%, VAR LIBOR+3.250%, 10/25/2023	2,008	1,521
Nestle Skin Health, Term Loan B
6.195%, 10/01/2026	1,400	1,374
New LightSquared LLC, Loan, 1st Lien
10.635%, VAR PIK Interest+8.750%, 12/07/2020	165	101
New rue21, LLC, Term Loan, 1st Lien
12.500%, VAR LIBOR+6.000%, 09/22/2022	178	173
Nine West Holdings Inc., Term Loan
9.908%, 03/19/2024	1,175	1,136
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
4.671%, VAR LIBOR+3.000%, 10/01/2025	948	915
OnVoy LLC, Initial Term Loan, 1st Lien
6.145%, 02/10/2024	752	673
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan, 1st Lien
4.905%, VAR LIBOR+3.250%, 06/30/2025	2,850	2,708
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
5.103%, VAR LIBOR+3.500%, 04/30/2026	3,863	3,762
Peak 10, Term Loan
5.445%, VAR LIBOR+7.250%, 08/01/2024	7,609	6,233
Petco Animal Supplies, Inc., Term Loan, 1st Lien
5.027%, VAR LIBOR+5.000%, 01/26/2023	1,469	1,163

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
PetSmart, Inc., Amended Loan, 1st Lien
5.660%, VAR LIBOR+3.000%, 03/11/2022	$2,266	$2,236
Plantronics, Inc., Initial Term B Loan, 1st Lien
4.145%, VAR LIBOR+2.500%, 07/02/2025	1,075	983
Playtika Holding Corp., Term B Loan, 1st Lien
7.603%, 12/10/2024	3,180	3,180
Pregis Corporation Term Loan
5.603%, VAR LIBOR+4.000%, 07/31/2026	1,047	1,031
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.912%, 09/23/2026	2,712	2,634
Red Lobster Management LLC, Initial Term Loan
6.853%, 07/28/2021 (B)	2,831	2,675
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
4.853%, VAR LIBOR+3.250%, 10/01/2025	396	395
Regionalcare Hospital Partners Holdings, Inc., Term B Loan, 2nd Lien
5.353%, VAR LIBOR+8.250%, 11/16/2025	909	901
Revlon Consumer Products Corporation, Initial Term B Loan, 1st Lien
5.604%, VAR LIBOR+3.500%, 09/07/2023	28	19
5.409%, VAR LIBOR+3.500%, 09/07/2023	7,827	5,244
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
6.695%, VAR LIBOR+4.750%, 10/15/2025	66	64
6.624%, VAR LIBOR+4.750%, 10/15/2025	3,271	3,181
Sequa Mezzanine Holdings L.L.C., Initial Term Loan, 1st Lien
6.742%, VAR LIBOR+5.000%, 11/28/2021	1,308	1,304
Shutterfly, Term Loan B, 1st Lien
7.945%, 09/25/2026	357	341
SP PF Buyer LLC, Term Loan, 1st Lien
6.145%, 12/22/2025	2,809	2,564
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
6.655%, VAR LIBOR+5.000%, 04/16/2026	2,508	2,428

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Steinway Musical Instruments, Term Loan B, 1st Lien
5.409%, VAR LIBOR+3.750%, 02/14/2025	$1,425	$1,417
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.873%, VAR LIBOR+3.000%, 03/09/2023	6,873	6,280
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
4.353%, VAR LIBOR+6.000%, 02/06/2024	8,332	6,284
Terrier Media Bu Lien1
6.148%, VAR LIBOR+4.250%, 12/17/2026	1,805	1,790
Titan Acquisition Limited, Initial Term Loan, 1st Lien
4.603%, VAR LIBOR+3.000%, 03/28/2025	1,970	1,834
Traverse Midstream Partners LLC, Advance, 1st Lien
5.610%, VAR LIBOR+4.000%, 09/27/2024	6,601	5,479
U.S. Renal Care, Inc., Initial Term Loan
6.645%, VAR LIBOR+4.250%, 06/26/2026	744	735
Ultra Resources, Inc., Loan, 1st Lien
5.645%, VAR LIBOR+4.000%, 04/12/2024	1,804	988
Vertiv Group Corporation, Term Loan B, 1st Lien
0.000%, 02/11/2027 (H)	230	228
Windstream Services, LLC (fka Windstream Corporation), Tranche B-6 Term Loan (2016), 1st Lien
9.750%, VAR Prime Rate by Country+4.250%, 03/29/2021	1,224	1,093
Woodford Express LLC, Term Loan B, 1st Lien
6.603%, VAR LIBOR+5.000%, 01/27/2025	2,200	2,048
Zayo Group Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.989%, 02/19/2027	3,490	3,404

Total Loan Participations
(Cost $254,587) ($ Thousands)		241,503

	Shares
COMMON STOCK — 1.2%
21st Century Oncology *(B)	2,205	76
Amplify Energy	119,341	499
Aquity Equity *(B)	89,545	1,097

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aquity Equity (Escrow Security) *(B)	67,129	$134
Aspect Software CR1 *(B)	40,500	—
Aspect Software CR2 *(B)	16,397	—
ATD New Holdings *(B)	3,257	75
Avaya Holdings Corp *	44,095	571
Battalion Oil *	6,488	49
Berry Corp	9,069	58
Berry Petroleum Corp	435,233	2,772
Cenveo Corp *	66,991	971
CHC Group LLC *	3,887	1
Clear Channel Outdoor Holdings Inc, Cl A *	345,142	714
CUI Acquisition *(B)	3	—
Cumulus Media Inc, Cl A *	128,428	1,548
Global Aviation Holdings, Cl A *(B)	101,199	—
Gymboree *(B)	18,542	9
Gymboree Holding *(B)	52,848	26
Hexion Holdings *	256,929	2,839
iHeartMedia, Cl A *	119,604	1,807
iHeartMedia Inc	35,187	532
Jupiter Resources *(B)	571,046	571
Knight Energy Services *(B)	2,205	—
Medical Card Systems *(B)	395,653	—
Monitronics International *(B)	385,168	5,724
Nine West	163,718	2,292
Parker Drilling *	143,734	1,800
Quad/Graphics Inc, Cl A	173	1
Reichhold Industries *(B)	1,755	1,801
Remington Outdoor Company *(B)	19,372	14
Rue 21 *	2,551	189
SandRidge Energy (Escrow Security) (B)	7,605,000	—
SandRidge Energy Inc *	10,878	22
TE Holdcorp *(B)	67,771	—
Titan Energy LLC *	22,243	1
UCI International *(B)	39,275	903
VICI Properties Inc ‡	65,594	1,644
Vistra Energy Corp	46,760	899
Total Common Stock
(Cost $48,185) ($ Thousands)		29,639

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.6%
CHC Group LLC CV to 125.0000
10.717%, 10/01/2020 (B)(F)	$200	40
Cheniere Energy CV to 7.2265
4.250%, 03/15/2045	908	663
Chesapeake Energy CV to 116.7134
5.500%, 09/15/2026	180	47
DISH Network CV to 15.3429
3.375%, 08/15/2026	770	744

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Liberty Media CV to 16.7764
3.750%, 02/15/2030	$7,219	$5,216
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,186	1,582
MagnaChip Semiconductor CV to 121.1387
5.000%, 03/01/2021	500	735
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	3,110	4,158
Oasis Petroleum CV 76.365
2.625%, 09/15/2023	180	122
Tutor Perini CV to 33.0579
2.875%, 06/15/2021	1,725	1,668
Total Convertible Bonds
(Cost $14,659) ($ Thousands)		14,975

	Shares
PREFERRED STOCK — 0.5%
21st Century Oncology, 0.000% *(B)	2,794	674
Claire's Stores Inc, 0.000% *(B)	1,400	1,463
Crestwood Equity Partners, 9.250% (D)(I)	528,051	4,399
FHLMC, 0.000% *(D)	29,819	474
FNMA, 0.000% *(D)	43,993	697
Ladenburg Thalmann Financial Services	71,000	1,418
MYT Holding	608,423	542
TE Holdcorp, 0.000% *(B)	118,617	—
VICI Properties, 0.000% *‡	57,906	1,451
Total Preferred Stock
(Cost $10,876) ($ Thousands)		11,118

	Face Amount (Thousands)
MUNICIPAL BONDS — 0.3%
Connecticut — 0.1%
Mohegan Tribal Finance Authority, RB
Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (A)	$2,940	3,036

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO
5.250%, 07/01/2023 (C)	635	499
5.125%, 07/01/2037 (C)	465	360
5.000%, 07/01/2041 (C)	1,225	925
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2042 (C)	230	177
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2025 (C)	335	258
5.250%, 07/01/2027 (C)	435	335

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2026 (C)	$695	$535
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)	570	439
Puerto Rico, Electric Power Authority, Ser NN, RB
5.500%, 07/01/2020 (C)	690	533
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)	425	326
Puerto Rico, Electric Power Authority, Ser WW, RB
5.500%, 07/01/2020 (C)	285	220
5.500%, 07/01/2021 (C)	285	220
5.500%, 07/01/2038 (C)	135	104
5.250%, 07/01/2033 (C)	190	147
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2035 (C)	110	85
		5,163

Total Municipal Bonds
(Cost $7,157) ($ Thousands)		8,199

	Number of Warrants
WARRANTS — 0.0%
Guitar Center Holdings, Expires 04/16/2025
Strike Price $– *(B)	29,435	–
iHeart Communications, Expires 05/01/2039
Strike Price $– *(B)	24,100	404
Jack Cooper Holdings, Expires 04/26/2027
Strike Price $– *(B)	3,400	–
Lion Holdings, Expires 12/30/2027
Strike Price $– *	2,380	–
Remington Arms, Expires
Strike Price $– *(B)	19,534	–
SandRidge Energy, Expires 10/07/2022
Strike Price $41 *	14,900	–
SandRidge Energy, Expires 10/07/2022
Strike Price $42 *	6,273	–

Total Warrants
(Cost $506) ($ Thousands)		404

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	51,205,332	$51,205
Total Cash Equivalent
(Cost $51,205) ($ Thousands)		51,205

Total Investments in Securities — 99.0%
(Cost $2,495,340) ($ Thousands)		$2,463,693

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at February 29, 2020, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.NA.HY.33 Index	Sell	5.00%	Quarterly	12/20/2024	$(2,900)	$254	$258	$(4)
						$254	$258	$(4)

Percentages are based on Net Assets of $2,489,283 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 29, 2020.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $1,545,302 ($
Thousands), representing 62.1% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is in default on interest payment.
(D)	Perpetual security with no stated maturity date.
(E)	Interest rate is unavailable.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(G)	Warehouse Note - Interest rate and maturity date are unavailable.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Security is a Master Limited Partnership. At February 29, 2020, such securities amounted to $4,399 ($ Thousands), or 0.2% of the net assets.

Cl — Class
CLO — Collateralized Loan Obligation
CV — Convertible Security
DAC — Designated Activity Company
EURIBOR — Euro Interbank Offered Rate
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
Ltd. — Limited
PIK — Payment-in-Kind
Pty — Proprietary
RB — Revenue Bond
Ser — Series
ULC — Unlimited Liability Company
USD — United States Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,853,646	9,074	1,862,720
Asset-Backed Securities	–	2,212	241,718	243,930
Loan Participations	–	212,992	28,511	241,503
Common Stock	15,755	3,453	10,431	29,639
Convertible Bonds	–	14,935	40	14,975
Preferred Stock	5,096	3,885	2,137	11,118
Municipal Bonds	–	8,199	–	8,199
Warrants	–	–	404	404
Cash Equivalent	51,205	–	–	51,205
Total Investments in Securities	72,056	2,099,322	292,315	2,463,693

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Centrally Cleared Swap
Credit Default Swap *
Unrealized Depreciation	—	(4)	—	(4)
Total Other Financial Instruments	$—	$(4)	$—	$(4)

* Swap contracts are valued at the unrealized depreciation on the instrument.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Asset-Backed Securities	Investments in Loan Participations	Investments in Common Stock	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Municipal Bonds	Investments in Warrants
Balance as of May 31, 2019	$6,027	$251,387	$21,610	$9,183	$60	$1,956	$7,104	$—
Accrued discounts/premiums	23	253	(496)	—	14	—	—	—
Realized gain/(loss)	(181)	(102)	1,107	(241)	(88)	—	—	—
Change in unrealized appreciation/(depreciation)	599	(5,798)	(1,451)	(1,042)	54	162	—	404
Purchases	4,227	37,991	3,043	6,400	—	19	—	—
Sales	(1,634)	(42,013)	(4,824)	(1,292)	—	—	—	—
Net transfer into Level 3	13	—	9,522	76	—	—	—	—
Net transfer out of Level 3	—	—	—	(2,653)	—	—	(7,104)	—
Ending Balance as of February 29, 2020	$9,074	$241,718	$28,511	$10,431	$40	$2,137	$—	$404
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(3,183)	$(5,602)	$(558)	$(3,157)	$(129)	$162	$—	$404

For the period ended February 29, 2020, there were transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$88,777	$907,468	$(945,040)	$—	$—	$51,205	51,205,332	$1,165	$—

Amounts designated as “—” are $0 or have been rounded to $0.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a "basket" of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 29, 2020, the Fund is the seller (“providing protection”) on a total notional amount of $2.9 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

HIGH YIELD BOND FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$254,469	$254,469
Maximum potential amount of future payments	—	—	—	2,900,000	2,900,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

High Yield Bond Fund (Concluded)

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
HIGH YIELD BOND FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	2,900,000	—	—	2,900,000
> than 400	—	—	—	—	—	—
Total	$—	$—	$2,900,000	$—	$-	$2,900,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 61.2%
Communication Services — 7.9%
America Movil
6.375%, 03/01/2035	$305	$435
6.125%, 03/30/2040	695	1,011
4.375%, 04/22/2049	920	1,139
AT&T
6.000%, 08/15/2040	2,325	3,132
5.700%, 03/01/2057	1,027	1,417
5.550%, 08/15/2041	885	1,145
5.450%, 03/01/2047	105	136
5.350%, 09/01/2040	200	254
5.250%, 03/01/2037	1,065	1,318
5.150%, 11/15/2046	660	817
5.150%, 02/15/2050	2,490	3,091
4.850%, 07/15/2045	505	589
4.800%, 06/15/2044	4,697	5,556
4.750%, 05/15/2046	595	698
4.650%, 06/01/2044	308	347
4.550%, 03/09/2049	500	579
4.500%, 05/15/2035	4,325	5,037
4.500%, 03/09/2048	929	1,065
4.350%, 06/15/2045	6,752	7,609
CBS
4.600%, 01/15/2045	460	505
3.700%, 06/01/2028	1,173	1,268
Charter Communications Operating LLC
6.484%, 10/23/2045	2,658	3,416
6.384%, 10/23/2035	2,480	3,276
5.375%, 05/01/2047	497	569
4.800%, 03/01/2050	1,250	1,351
Comcast
6.400%, 05/15/2038	994	1,472
4.950%, 10/15/2058	653	896
4.700%, 10/15/2048	3,898	5,125
4.600%, 10/15/2038	530	662
4.600%, 08/15/2045	835	1,063
4.250%, 01/15/2033	530	638
4.049%, 11/01/2052	2,386	2,842
4.000%, 03/01/2048	465	551
3.999%, 11/01/2049	593	705
3.969%, 11/01/2047	3,323	3,909
3.900%, 03/01/2038	1,475	1,717
Deutsche Telekom International Finance
4.875%, 03/06/2042 (A)	695	893
Discovery Communications LLC
5.300%, 05/15/2049	680	823
5.200%, 09/20/2047	730	861
5.000%, 09/20/2037	665	763
4.875%, 04/01/2043	590	666
Fox
5.576%, 01/25/2049 (A)	1,340	1,800
5.476%, 01/25/2039 (A)	755	968

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Interpublic Group
5.400%, 10/01/2048	$218	$292
Koninklijke
8.375%, 10/01/2030	200	281
Level 3 Financing
3.875%, 11/15/2029 (A)	940	997
NBCUniversal Media LLC
5.950%, 04/01/2041	786	1,142
Rogers Communications
5.000%, 03/15/2044	1,077	1,389
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,200	1,372
Sprint Spectrum LLC
5.152%, 03/20/2028 (A)	1,780	2,011
Telefonica Emisiones SAU
5.213%, 03/08/2047	520	639
Tencent Holdings MTN
4.525%, 04/11/2049 (A)	550	718
Verizon Communications
5.250%, 03/16/2037	2,520	3,366
5.012%, 04/15/2049	335	462
5.012%, 08/21/2054	2,654	3,725
4.750%, 11/01/2041	495	645
4.672%, 03/15/2055	555	740
4.522%, 09/15/2048	2,349	3,038
4.500%, 08/10/2033	4,755	5,830
4.400%, 11/01/2034	900	1,099
4.272%, 01/15/2036	1,365	1,639
Viacom
5.850%, 09/01/2043	1,890	2,388
4.850%, 12/15/2034	1,000	1,101
Vodafone Group
5.250%, 05/30/2048	1,486	1,873
5.000%, 05/30/2038	1,245	1,525
4.875%, 06/19/2049	791	948
4.375%, 02/19/2043	865	996
4.250%, 09/17/2050	1,290	1,420
Walt Disney
7.625%, 11/30/2028	1	1
7.430%, 10/01/2026	775	1,035
6.550%, 03/15/2033	1,300	1,916
		114,702
Consumer Discretionary — 2.3%
Alibaba Group Holding Ltd
4.200%, 12/06/2047	815	983
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,075	1,218
3.800%, 01/25/2050 (A)	940	931
Amazon.com
4.950%, 12/05/2044	1,065	1,501
4.050%, 08/22/2047	1,351	1,738

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aptiv PLC
5.400%, 03/15/2049	$904	$1,093
Ford Holdings
9.300%, 03/01/2030	335	441
Ford Motor
7.400%, 11/01/2046	395	438
4.750%, 01/15/2043	540	464
General Motors
6.600%, 04/01/2036	880	1,065
6.250%, 10/02/2043	1,860	2,094
5.950%, 04/01/2049	735	802
5.150%, 04/01/2038	110	112
Home Depot
4.250%, 04/01/2046	925	1,164
4.200%, 04/01/2043	460	567
Lowe's
4.550%, 04/05/2049	480	588
4.050%, 05/03/2047	735	827
3.700%, 04/15/2046	1,510	1,613
McDonald's MTN
4.875%, 12/09/2045	95	123
4.600%, 05/26/2045	650	810
4.450%, 03/01/2047	1,535	1,866
4.450%, 09/01/2048	395	483
3.625%, 09/01/2049	250	272
Newell Brands
5.500%, 04/01/2046	350	391
Starbucks
4.500%, 11/15/2048	610	725
4.450%, 08/15/2049	440	534
Time Warner Cable LLC
7.300%, 07/01/2038	575	788
6.750%, 06/15/2039	575	745
6.550%, 05/01/2037	1,005	1,309
5.875%, 11/15/2040	2,060	2,462
5.500%, 09/01/2041	2,935	3,430
4.500%, 09/15/2042	670	697
		32,274
Consumer Staples — 6.2%
Advocate Health & Hospitals
4.272%, 08/15/2048	921	1,194
Aetna
4.125%, 11/15/2042	550	597
3.875%, 08/15/2047	545	576
Alcon Finance
3.800%, 09/23/2049 (A)	950	1,060
Altria Group
5.950%, 02/14/2049	760	966
5.800%, 02/14/2039	45	55
5.375%, 01/31/2044	850	1,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	$2,900	$3,941
4.600%, 04/15/2048	2,285	2,743
4.439%, 10/06/2048	2,432	2,841
4.375%, 04/15/2038	660	764
Anheuser-Busch LLC
4.900%, 02/01/2046	8,234	10,151
4.700%, 02/01/2036	6,700	8,026
Bacardi
5.300%, 05/15/2048 (A)	480	619
BAT Capital
4.758%, 09/06/2049	730	788
4.540%, 08/15/2047	2,055	2,139
4.390%, 08/15/2037	2,820	2,988
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	168	204
4.625%, 06/25/2038 (A)	125	151
4.400%, 07/15/2044 (A)	2,450	2,720
3.950%, 04/15/2045 (A)	500	524
Bowdoin College
4.693%, 07/01/2112	131	171
Campbell Soup
4.800%, 03/15/2048	445	543
City of Hope
4.378%, 08/15/2048	650	809
Claremont Mckenna College
3.378%, 01/01/2050	1,055	1,178
CommonSpirit Health
4.187%, 10/01/2049	786	860
Conagra Brands
5.400%, 11/01/2048	330	417
Constellation Brands
4.500%, 05/09/2047	650	774
4.100%, 02/15/2048	615	693
Fomento Economico Mexicano
3.500%, 01/16/2050	1,365	1,435
General Mills
4.700%, 04/17/2048	235	294
Georgetown University
2.943%, 04/01/2050	400	414
Johns Hopkins Health System
3.837%, 05/15/2046	555	683
Kaiser Foundation Hospitals
4.150%, 05/01/2047	690	871
3.266%, 11/01/2049	1,005	1,114
Keurig Dr Pepper
5.085%, 05/25/2048	265	337
4.985%, 05/25/2038	235	288
Kraft Heinz Foods
6.875%, 01/26/2039	865	1,034
5.200%, 07/15/2045	915	941
4.875%, 10/01/2049 (A)	605	597

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 06/01/2046	$1,890	$1,759
Kroger
5.400%, 01/15/2049	15	19
4.650%, 01/15/2048	1,094	1,243
4.450%, 02/01/2047	2,262	2,561
3.950%, 01/15/2050	985	1,021
Massachusetts Institute of Technology
5.600%, 07/01/2111	645	1,183
MedStar Health
3.626%, 08/15/2049	1,780	2,020
Memorial Health Services
3.447%, 11/01/2049	505	571
Molson Coors Brewing
4.200%, 07/15/2046	750	778
Mondelez International
4.625%, 05/07/2048	575	747
Nestle Holdings
4.000%, 09/24/2048 (A)	180	227
3.900%, 09/24/2038 (A)	815	987
New York and Presbyterian Hospital
3.563%, 08/01/2036	750	840
Northwell Healthcare
4.260%, 11/01/2047	390	463
PepsiCo
3.450%, 10/06/2046	705	806
Philip Morris International
4.500%, 03/20/2042	1,765	2,075
4.250%, 11/10/2044	230	266
4.125%, 03/04/2043	90	102
3.875%, 08/21/2042	795	870
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	765	896
Reynolds American
5.850%, 08/15/2045	820	980
Sysco
4.450%, 03/15/2048	505	613
Tyson Foods
5.100%, 09/28/2048	545	710
University of Southern California
5.250%, 10/01/2111	1,540	2,606
Walgreen
4.400%, 09/15/2042	475	486
Walgreens Boots Alliance
4.800%, 11/18/2044	1,385	1,445
Walmart
4.300%, 04/22/2044	231	290
4.050%, 06/29/2048	3,237	4,077
3.950%, 06/28/2038	675	822
3.625%, 12/15/2047	95	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.950%, 09/24/2049	$1,002	$1,075
		90,154
Energy — 7.3%
Alta Wind Holdings
7.000%, 06/30/2035 (A)	534	627
Apache
4.750%, 04/15/2043	1,646	1,555
BG Energy Capital
5.125%, 10/15/2041 (A)	405	549
BP Capital Markets America
3.000%, 02/24/2050	870	861
Burlington Resources LLC
7.200%, 08/15/2031	20	29
5.950%, 10/15/2036	190	264
Canadian Natural Resources MTN
4.950%, 06/01/2047	350	416
Columbia Pipeline Group
5.800%, 06/01/2045	445	600
Concho Resources
4.875%, 10/01/2047	300	353
Conoco Funding
7.250%, 10/15/2031	370	533
ConocoPhillips
5.900%, 05/15/2038	1,628	2,256
4.300%, 11/15/2044	1,600	1,920
Devon Energy
5.600%, 07/15/2041	1,105	1,257
5.000%, 06/15/2045	840	903
4.750%, 05/15/2042	975	999
Ecopetrol
5.875%, 05/28/2045	1,167	1,394
El Paso Natural Gas
8.375%, 06/15/2032	300	429
Enbridge Energy Partners
5.500%, 09/15/2040	400	516
Energy Transfer Operating
6.125%, 12/15/2045	1,758	1,983
5.950%, 10/01/2043	1,790	1,994
5.300%, 04/15/2047	820	852
5.250%, 04/15/2029	155	174
5.150%, 02/01/2043	95	99
5.150%, 03/15/2045	200	209
5.000%, 05/15/2050	910	919
4.900%, 03/15/2035	1,000	1,094
3.750%, 05/15/2030	75	76
Eni
5.700%, 10/01/2040 (A)	740	952
Enterprise Products Operating LLC
6.650%, 10/15/2034	1,530	2,157
6.125%, 10/15/2039	420	577
5.700%, 02/15/2042	540	672

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.100%, 02/15/2045	$600	$713
4.950%, 10/15/2054	545	628
4.900%, 05/15/2046	1,655	1,934
4.850%, 03/15/2044	575	676
4.800%, 02/01/2049	305	355
4.250%, 02/15/2048	355	380
4.200%, 01/31/2050	445	468
EQM Midstream Partners
6.500%, 07/15/2048	500	378
Equinor
6.800%, 01/15/2028	115	152
3.950%, 05/15/2043	650	756
Equities
7.000%, 02/01/2030	119	89
3.900%, 10/01/2027	405	260
Exxon Mobil
3.567%, 03/06/2045	1,010	1,120
Halliburton
5.000%, 11/15/2045	95	103
4.850%, 11/15/2035	445	514
Hess
5.600%, 02/15/2041	1,330	1,435
Kinder Morgan
5.550%, 06/01/2045	640	761
5.300%, 12/01/2034	3,131	3,728
Kinder Morgan Energy Partners
6.375%, 03/01/2041	1,036	1,296
5.800%, 03/15/2035	450	544
5.000%, 08/15/2042	700	759
Marathon Oil
6.600%, 10/01/2037	1,050	1,295
5.200%, 06/01/2045	505	564
Marathon Petroleum
6.500%, 03/01/2041	523	705
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,415	1,814
MPLX
5.500%, 02/15/2049	1,240	1,409
5.200%, 03/01/2047	165	179
4.500%, 04/15/2038	775	789
Noble Energy
5.250%, 11/15/2043	1,065	1,126
5.050%, 11/15/2044	1,475	1,512
Northern Natural Gas
4.300%, 01/15/2049 (A)	275	333
Occidental Petroleum
7.500%, 05/01/2031	905	1,146
6.000%, 10/10/2036 (B)	5,628	2,772
4.500%, 07/15/2044	455	435
4.400%, 08/15/2049	200	190
4.300%, 08/15/2039	811	778
4.100%, 02/15/2047	205	187

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ovintiv
6.500%, 02/01/2038	$1,200	$1,325
Petro-Canada
6.800%, 05/15/2038	520	759
Petroleos Mexicanos
7.690%, 01/23/2050 (A)	2,483	2,587
6.840%, 01/23/2030 (A)	105	110
6.350%, 02/12/2048	745	692
5.950%, 01/28/2031 (A)	320	310
Petroleos Mexicanos MTN
6.750%, 09/21/2047	2,005	1,913
Phillips 66
5.875%, 05/01/2042	1,160	1,577
4.875%, 11/15/2044	1,300	1,563
Phillips 66 Partners
4.900%, 10/01/2046	1,059	1,204
Plains All American Pipeline
4.900%, 02/15/2045	500	495
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	1,135	1,162
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	825	990
4.682%, 05/01/2038 (A)	555	659
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	500	531
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	105	119
Shell International Finance BV
6.375%, 12/15/2038	1,577	2,377
5.500%, 03/25/2040	390	541
4.550%, 08/12/2043	1,615	2,017
4.375%, 05/11/2045	410	505
3.750%, 09/12/2046	545	622
2.375%, 11/07/2029	1,120	1,142
Southern Natural Gas
7.350%, 02/15/2031	1,223	1,629
Suncor Energy
6.500%, 06/15/2038	250	356
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	3,005	3,175
5.350%, 05/15/2045	520	558
Tennessee Gas Pipeline
7.000%, 10/15/2028	1,462	1,911
Texas Eastern Transmission
7.000%, 07/15/2032	1,670	2,371
4.150%, 01/15/2048 (A)	815	910
TransCanada PipeLines
7.250%, 08/15/2038	1,175	1,778
4.875%, 05/15/2048	445	533
4.750%, 05/15/2038	580	660
4.625%, 03/01/2034	1,345	1,577

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transcanada Trust
5.875%, VAR ICE LIBOR USD 3 Month+4.640%, 08/15/2076	$1,494	$1,606
Transcontinental Gas Pipe Line
5.400%, 08/15/2041	1,215	1,425
4.450%, 08/01/2042	805	863
Transcontinental Gas Pipe Line LLC
4.600%, 03/15/2048	536	593
Valero Energy
10.500%, 03/15/2039	1,397	2,428
Western Midstream Operating
5.250%, 02/01/2050	660	612
Williams
7.500%, 01/15/2031	395	531
5.100%, 09/15/2045	525	575
4.850%, 03/01/2048	10	11
Williams Partners
6.300%, 04/15/2040	550	678
		107,482
Financials — 9.9%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	2,242	3,279
American International Group
4.750%, 04/01/2048	1,030	1,319
4.500%, 07/16/2044	2,835	3,474
3.875%, 01/15/2035	1,185	1,353
AXA Equitable Holdings
5.000%, 04/20/2048	909	1,030
Bank of America
6.110%, 01/29/2037	660	908
6.000%, 10/15/2036	3,250	4,561
Bank of America MTN
5.875%, 02/07/2042	2,445	3,596
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	795	1,015
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	2,830	3,312
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	440	499
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	945	992
Barclays
4.950%, 01/10/2047	25	31
Berkshire Hathaway
4.500%, 02/11/2043	908	1,160
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,620
4.200%, 08/15/2048	2,010	2,456
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,569	2,330

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BPCE MTN
3.500%, 10/23/2027 (A)	$405	$433
Brighthouse Financial
4.700%, 06/22/2047	876	885
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,263	1,600
Chubb INA Holdings
6.700%, 05/15/2036	627	979
Cincinnati Financial
6.920%, 05/15/2028	1,984	2,678
Citigroup
6.625%, 06/15/2032	1,175	1,647
4.750%, 05/18/2046	1,425	1,789
4.650%, 07/23/2048	735	976
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	914	1,137
4.125%, 07/25/2028	2,030	2,259
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	1,000	1,051
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	515	556
Cooperatieve Rabobank UA
5.250%, 08/04/2045	155	205
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	354
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	925	1,220
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	700	846
First Republic Bank
4.625%, 02/13/2047	567	727
FMR
5.150%, 02/01/2043 (A)	540	742
Goldman Sachs Group
6.750%, 10/01/2037	1,570	2,228
6.250%, 02/01/2041	2,394	3,517
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	1,615	1,913
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	4,095	4,648
Goldman Sachs Group MTN
4.800%, 07/08/2044	635	811
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	1,285	1,778
Hartford Financial Services Group
6.625%, 03/30/2040	440	660
HSBC Bank USA
7.000%, 01/15/2039	585	878

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings
6.800%, 06/01/2038	$1,067	$1,534
6.500%, 09/15/2037	2,400	3,335
Intesa Sanpaolo
4.700%, 09/23/2049 (A)	550	610
JPMorgan Chase
6.400%, 05/15/2038	996	1,478
5.600%, 07/15/2041	1,746	2,473
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	760	922
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	1,465	1,754
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	1,870	2,227
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	1,505	1,567
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,545	2,032
Liberty Mutual Group
4.500%, 06/15/2049 (A)	690	833
3.951%, 10/15/2050 (A)	2,360	2,598
Lloyds Banking Group
4.344%, 01/09/2048	391	443
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	745	790
Markel
4.150%, 09/17/2050	1,835	2,100
Marsh & McLennan
4.750%, 03/15/2039	909	1,185
4.200%, 03/01/2048	800	959
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	413	442
MetLife
5.875%, 02/06/2041	280	399
4.875%, 11/13/2043	795	1,062
4.721%, 12/15/2044	255	331
4.050%, 03/01/2045	1,681	2,014
Mitsubishi UFJ Financial Group
4.153%, 03/07/2039	340	418
3.751%, 07/18/2039	885	1,033
Moody's
4.875%, 12/17/2048	1,055	1,410
Morgan Stanley
3.625%, 01/20/2027	370	405
Morgan Stanley MTN
6.375%, 07/24/2042	1,194	1,842
4.300%, 01/27/2045	1,900	2,345
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	545	631

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	$1,610	$1,661
National Rural Utilities Cooperative Finance
4.300%, 03/15/2049	1,075	1,377
Nationwide Building Society
4.302%, VAR ICE LIBOR USD 3 Month+1.452%, 03/08/2029 (A)	660	744
Nationwide Financial Services
3.900%, 11/30/2049 (A)	495	566
Nationwide Mutual Insurance
4.950%, 04/22/2044 (A)	125	163
New York Life Insurance
6.750%, 11/15/2039 (A)	890	1,407
5.875%, 05/15/2033 (A)	852	1,205
4.450%, 05/15/2069 (A)	1,150	1,498
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	1,298	1,447
PNC Bank
4.050%, 07/26/2028	1,740	1,979
PNC Financial Services Group
3.450%, 04/23/2029	750	828
Prudential Financial MTN
5.700%, 12/14/2036	1,557	2,229
Raymond James Financial
4.950%, 07/15/2046	935	1,197
S&P Global
3.250%, 12/01/2049	650	733
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	835	908
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	395	420
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	710	937
4.270%, 05/15/2047 (A)	900	1,108
Travelers
4.000%, 05/30/2047	665	824
Union Pacific
3.750%, 02/05/2070	110	114
Wells Fargo
5.850%, 02/01/2037	3,790	5,236
5.606%, 01/15/2044	405	551
3.900%, 05/01/2045	1,500	1,777
Wells Fargo MTN
4.900%, 11/17/2045	365	463
4.750%, 12/07/2046	255	322
4.650%, 11/04/2044	1,570	1,916
4.400%, 06/14/2046	1,360	1,612
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	331	360

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	$455	$473
2.572%, VAR ICE LIBOR USD 3 Month+1.000%, 02/11/2031	1,735	1,771
Westpac Banking
4.421%, 07/24/2039	215	251
Willis North America
3.875%, 09/15/2049	860	949
XLIT
5.250%, 12/15/2043	587	853
		146,503
Health Care — 6.7%
Abbott Laboratories
4.900%, 11/30/2046	1,095	1,525
AbbVie
4.875%, 11/14/2048	735	904
4.700%, 05/14/2045	1,485	1,757
4.500%, 05/14/2035	1,840	2,166
4.450%, 05/14/2046	800	923
4.400%, 11/06/2042	1,899	2,190
4.250%, 11/21/2049 (A)	1,371	1,550
4.050%, 11/21/2039 (A)	550	609
Allergan Funding SCS
4.850%, 06/15/2044	650	790
4.550%, 03/15/2035	2,030	2,428
Amgen
4.950%, 10/01/2041	825	1,048
4.663%, 06/15/2051	570	706
4.400%, 05/01/2045	3,454	4,001
3.375%, 02/21/2050	130	132
3.150%, 02/21/2040	986	1,007
Anthem
4.650%, 01/15/2043	140	164
4.650%, 08/15/2044	250	292
4.550%, 03/01/2048	575	676
4.375%, 12/01/2047	3,112	3,556
3.700%, 09/15/2049	1,775	1,818
AstraZeneca
6.450%, 09/15/2037	1,721	2,548
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,040	1,298
Boston Scientific
4.550%, 03/01/2039	660	816
Bristol-Myers Squibb
4.625%, 05/15/2044 (A)	655	852
4.550%, 02/20/2048 (A)	524	691
4.250%, 10/26/2049 (A)	535	687
Celgene
5.000%, 08/15/2045	270	350
Celgene Corp
4.550%, 02/20/2048	520	627

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cigna
4.900%, 12/15/2048	$270	$335
4.800%, 08/15/2038	720	865
4.800%, 07/15/2046 (A)	1,804	2,168
4.375%, 10/15/2028	860	979
3.875%, 10/15/2047 (A)	1,450	1,534
Cleveland Clinic Foundation
4.858%, 01/01/2114	570	845
CVS Health
5.125%, 07/20/2045	1,221	1,493
5.050%, 03/25/2048	6,570	8,079
4.780%, 03/25/2038	2,680	3,153
4.300%, 03/25/2028	850	952
3.250%, 08/15/2029	1,120	1,179
EMD Finance LLC
3.250%, 03/19/2025 (A)	1,540	1,654
Gilead Sciences
4.800%, 04/01/2044	858	1,102
4.750%, 03/01/2046	5	6
4.600%, 09/01/2035	1,080	1,349
4.500%, 02/01/2045	1,670	2,052
GlaxoSmithKline Capital
6.375%, 05/15/2038	590	912
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,687
HCA
5.250%, 06/15/2049	1,600	1,864
Humana
4.950%, 10/01/2044	835	1,029
3.950%, 08/15/2049	950	1,030
Johnson & Johnson
3.400%, 01/15/2038	2,400	2,734
Kaiser Foundation Hospitals
4.875%, 04/01/2042	185	252
Medtronic
4.625%, 03/15/2045	419	567
4.375%, 03/15/2035	966	1,230
Merck
4.150%, 05/18/2043	605	767
Mylan
5.250%, 06/15/2046	315	378
New York and Presbyterian Hospital
4.763%, 08/01/2116	309	425
3.954%, 08/01/2119	395	475
NYU Langone Hospital
4.428%, 07/01/2042	2,030	2,481
3.380%, 07/01/2055	645	691
Partners Healthcare System
3.342%, 07/01/2060	2,125	2,351
Pfizer
4.000%, 12/15/2036	1,010	1,230
4.000%, 03/15/2049	870	1,080

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Stryker
4.100%, 04/01/2043	$805	$948
Thermo Fisher Scientific
4.100%, 08/15/2047	630	790
2.600%, 10/01/2029	245	256
UnitedHealth Group
6.875%, 02/15/2038	885	1,353
6.625%, 11/15/2037	555	832
4.625%, 07/15/2035	830	1,038
4.450%, 12/15/2048	510	638
4.250%, 04/15/2047	1,075	1,299
4.200%, 01/15/2047	925	1,109
3.700%, 08/15/2049	596	665
Wyeth
6.000%, 02/15/2036	1,800	2,615
Wyeth LLC
5.950%, 04/01/2037	686	1,006
Zoetis
4.450%, 08/20/2048	205	264
		97,852
Industrials — 5.4%
3M
3.250%, 08/26/2049	450	472
AerCap Ireland Capital DAC
3.875%, 01/23/2028	695	733
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	2	2
BAE Systems Holdings
4.750%, 10/07/2044 (A)	828	1,055
BAE Systems PLC
5.800%, 10/11/2041 (A)	290	409
Boeing
3.950%, 08/01/2059	815	906
3.850%, 11/01/2048	120	132
3.750%, 02/01/2050	420	465
Burlington Northern Santa Fe
5.050%, 03/01/2041	205	271
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	1,650	2,363
6.150%, 05/01/2037	785	1,140
5.750%, 05/01/2040	185	265
4.900%, 04/01/2044	280	370
4.400%, 03/15/2042	2,340	2,882
4.125%, 06/15/2047	800	970
Canadian National Railway
6.200%, 06/01/2036	511	747
3.650%, 02/03/2048	575	658
Canadian Pacific Railway
6.125%, 09/15/2115	2,712	4,394

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carrier Global
3.577%, 04/05/2050 (A)	$1,080	$1,113
3.377%, 04/05/2040 (A)	275	283
2.722%, 02/15/2030 (A)	70	71
Caterpillar
3.250%, 09/19/2049	355	384
Continental Airlines, Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	3,824	4,039
Crane
4.200%, 03/15/2048	450	492
CSX
4.750%, 05/30/2042	1,420	1,778
FedEx
5.100%, 01/15/2044	275	322
4.550%, 04/01/2046	2,273	2,493
4.400%, 01/15/2047	405	430
4.100%, 02/01/2045	275	281
4.050%, 02/15/2048	210	213
3.900%, 02/01/2035	700	761
GE Capital International Funding Unlimited
4.418%, 11/15/2035	5,036	5,757
General Electric MTN
5.875%, 01/14/2038	4,685	6,093
2.172%, VAR ICE LIBOR USD 3 Month+0.480%, 08/15/2036	1,250	1,024
Ingersoll-Rand Global Holding
4.300%, 02/21/2048	380	453
Johnson Controls International
4.950%, 07/02/2064	225	271
Kansas City Southern
4.200%, 11/15/2069	453	547
Lockheed Martin
4.700%, 05/15/2046	2,250	3,031
4.070%, 12/15/2042	718	886
3.600%, 03/01/2035	1,085	1,266
Norfolk Southern
5.100%, 08/01/2118	1,950	2,557
4.800%, 08/15/2043	528	662
4.450%, 06/15/2045	632	786
4.050%, 08/15/2052	664	790
3.942%, 11/01/2047	646	753
Northrop Grumman
4.750%, 06/01/2043	1,275	1,654
4.030%, 10/15/2047	995	1,191
3.850%, 04/15/2045	1,100	1,251
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	184	197
Parker-Hannifin
4.000%, 06/14/2049	450	522

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Parker-Hannifin MTN
4.450%, 11/21/2044	$405	$492
Rockwell Collins
4.350%, 04/15/2047	900	1,156
TTX
4.600%, 02/01/2049 (A)	844	1,141
Union Pacific
4.500%, 09/10/2048	175	214
4.375%, 09/10/2038	585	698
3.839%, 03/20/2060 (A)	1,725	1,895
3.799%, 10/01/2051	555	625
Union Pacific MTN
3.550%, 08/15/2039	620	678
United Airlines, Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	498	564
United Parcel Service
3.750%, 11/15/2047	595	662
3.400%, 09/01/2049	385	405
United Technologies
5.700%, 04/15/2040	1,835	2,679
4.500%, 06/01/2042	1,940	2,489
3.750%, 11/01/2046	1,615	1,857
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	902	991
Waste Management
4.150%, 07/15/2049	705	879
3.900%, 03/01/2035	360	416
WW Grainger
4.600%, 06/15/2045	340	428
4.200%, 05/15/2047	797	962
		79,816
Information Technology — 3.8%
Activision Blizzard
4.500%, 06/15/2047	395	497
Apple
4.650%, 02/23/2046	1,789	2,383
4.500%, 02/23/2036	760	968
4.450%, 05/06/2044	765	986
4.375%, 05/13/2045	2,605	3,327
3.850%, 05/04/2043	145	174
3.850%, 08/04/2046	350	418
3.750%, 09/12/2047	400	472
3.450%, 02/09/2045	1,455	1,640
Applied Materials
4.350%, 04/01/2047	598	781
Broadcom
3.500%, 01/15/2028	325	334
Cisco Systems
5.900%, 02/15/2039	858	1,277

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Corning
5.850%, 11/15/2068	$1,753	$2,149
5.450%, 11/15/2079	1,160	1,294
Deutsche Telekom
3.625%, 01/21/2050 (A)	790	835
Fiserv
4.400%, 07/01/2049	1,240	1,484
Intel
3.734%, 12/08/2047	1,615	1,904
3.250%, 11/15/2049	2,080	2,271
Juniper Networks
5.950%, 03/15/2041	1,526	1,882
KLA
5.000%, 03/15/2049	527	687
Mastercard
3.650%, 06/01/2049	405	480
Microsoft
4.875%, 12/15/2043	2,572	3,561
4.250%, 02/06/2047	1,954	2,563
4.100%, 02/06/2037	2,180	2,704
4.000%, 02/12/2055	1,864	2,359
3.950%, 08/08/2056	970	1,234
3.700%, 08/08/2046	1,415	1,718
3.450%, 08/08/2036	525	606
NXP BV
5.550%, 12/01/2028 (A)	355	426
Oracle
4.375%, 05/15/2055	1,260	1,607
4.300%, 07/08/2034	225	276
4.125%, 05/15/2045	1,695	2,062
4.000%, 07/15/2046	1,740	2,071
4.000%, 11/15/2047	590	714
3.900%, 05/15/2035	40	47
3.800%, 11/15/2037	3,125	3,612
Visa
4.300%, 12/14/2045	855	1,115
4.150%, 12/14/2035	640	794
		53,712
Materials — 1.0%
Amcor Finance USA
4.500%, 05/15/2028 (A)	490	568
BHP Billiton Finance USA
5.000%, 09/30/2043	620	835
DowDuPont
5.419%, 11/15/2048	725	913
DuPont de Nemours
5.319%, 11/15/2038	985	1,201
FMC
4.500%, 10/01/2049	605	735
Glencore Finance Canada
6.000%, 11/15/2041 (A)	1,026	1,225

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Flavors & Fragrances
5.000%, 09/26/2048	$1,675	$1,971
International Paper
5.150%, 05/15/2046	695	851
4.350%, 08/15/2048	600	682
LYB International Finance
4.875%, 03/15/2044	150	175
LYB International Finance III LLC
4.200%, 10/15/2049	970	1,028
Nacional del Cobre de Chile
3.700%, 01/30/2050 (A)	1,100	1,113
Newmont Goldcorp
6.250%, 10/01/2039	1,020	1,454
5.875%, 04/01/2035	185	261
Southern Copper
5.875%, 04/23/2045	155	199
Vulcan Materials
4.500%, 06/15/2047	160	188
WRKCo
4.900%, 03/15/2029	170	199
4.200%, 06/01/2032	470	543
		14,141
Real Estate — 1.6%
Alexandria Real Estate Equities
3.375%, 08/15/2031	275	306
Boston Properties
2.900%, 03/15/2030	325	344
CubeSmart
3.000%, 02/15/2030	425	448
CyrusOne
3.450%, 11/15/2029	1,920	1,958
GLP Capital
5.300%, 01/15/2029	965	1,115
HCP
6.750%, 02/01/2041	970	1,490
Healthcare Realty Trust
3.625%, 01/15/2028	700	763
Hospitality Properties Trust
4.375%, 02/15/2030	1,523	1,545
Hudson Pacific Properties
4.650%, 04/01/2029	390	455
3.250%, 01/15/2030	355	376
National Retail Properties
4.800%, 10/15/2048	805	1,065
3.100%, 04/15/2050	2,095	2,105
Prologis
3.000%, 04/15/2050	665	678
2.250%, 04/15/2030	435	437
Regency Centers
4.650%, 03/15/2049	780	1,018
4.400%, 02/01/2047	385	479

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Simon Property Group
6.750%, 02/01/2040	$634	$977
3.250%, 09/13/2049	700	733
Ventas Realty
5.700%, 09/30/2043	2,537	3,508
Welltower
5.125%, 03/15/2043	2,499	3,160
4.950%, 09/01/2048	722	936
		23,896
Utilities — 9.1%
AEP Transmission LLC
3.800%, 06/15/2049	405	478
Alabama Power
4.300%, 07/15/2048	745	924
4.150%, 08/15/2044	1,045	1,232
3.700%, 12/01/2047	1,546	1,726
American Water Capital
4.150%, 06/01/2049	2,435	2,946
3.750%, 09/01/2047	380	433
Appalachian Power
4.500%, 03/01/2049	600	759
4.450%, 06/01/2045	650	803
Baltimore Gas & Electric
5.200%, 06/15/2033	1,238	1,563
Berkshire Hathaway Energy
6.125%, 04/01/2036	5,341	7,614
Black Hills
4.350%, 05/01/2033	495	596
4.200%, 09/15/2046	500	590
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	710	875
CenterPoint Energy Resources
6.250%, 02/01/2037	791	1,060
Cleco Corporate Holdings LLC
3.375%, 09/15/2029 (A)	510	524
Cleco Power
6.000%, 12/01/2040	750	1,001
Commonwealth Edison
4.350%, 11/15/2045	1,530	1,908
4.000%, 03/01/2048	690	835
3.200%, 11/15/2049	445	472
3.000%, 03/01/2050	945	981
Connecticut Light & Power
4.000%, 04/01/2048	600	757
Consolidated Edison of New York
6.750%, 04/01/2038	695	1,060
6.300%, 08/15/2037	865	1,260
4.500%, 05/15/2058	750	952
4.450%, 03/15/2044	745	939
3.850%, 06/15/2046	500	570
3.700%, 11/15/2059	600	673

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumers Energy
3.100%, 08/15/2050	$460	$496
Dominion Energy
5.250%, 08/01/2033	2,830	3,557
4.900%, 08/01/2041	1,785	2,209
DTE Electric
4.050%, 05/15/2048	480	585
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,690	2,459
6.000%, 01/15/2038	614	902
5.300%, 02/15/2040	2,230	3,055
4.250%, 12/15/2041	1,500	1,833
3.200%, 08/15/2049	20	21
Duke Energy Florida LLC
6.400%, 06/15/2038	290	437
6.350%, 09/15/2037	550	827
Duke Energy Indiana LLC
6.350%, 08/15/2038	445	678
4.900%, 07/15/2043	850	1,123
3.750%, 05/15/2046	845	974
Duke Energy Progress LLC
4.375%, 03/30/2044	2,345	2,941
Duquesne Light Holdings
5.900%, 12/01/2021 (A)	750	800
Electricite de France
6.000%, 01/22/2114 (A)	1,231	1,601
5.000%, 09/21/2048 (A)	730	949
4.950%, 10/13/2045 (A)	740	948
4.750%, 10/13/2035 (A)	245	311
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,650
Entergy Louisiana LLC
4.200%, 04/01/2050	895	1,115
Entergy Texas
3.550%, 09/30/2049	575	642
Exelon
4.950%, 06/15/2035	1,360	1,666
Exelon Generation LLC
5.600%, 06/15/2042	1,140	1,359
FirstEnergy
4.850%, 07/15/2047	360	443
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	1,300	1,780
Florida Power & Light
5.960%, 04/01/2039	1,705	2,566
5.690%, 03/01/2040	1,401	2,071
5.400%, 09/01/2035	2,315	3,194
3.990%, 03/01/2049	360	448
Georgia Power
4.300%, 03/15/2042	730	872
3.700%, 01/30/2050	1,795	2,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	$1,131	$1,556
4.700%, 09/01/2045 (A)	425	554
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,971
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,600	2,888
KeySpan Gas East
5.819%, 04/01/2041 (A)	1,185	1,660
Massachusetts Electric
5.900%, 11/15/2039 (A)	476	684
MidAmerican Energy
4.800%, 09/15/2043	725	976
4.400%, 10/15/2044	950	1,225
4.250%, 05/01/2046	565	713
3.150%, 04/15/2050	1,280	1,382
MidAmerican Energy MTN
5.800%, 10/15/2036	425	612
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,561
NiSource
5.950%, 06/15/2041	545	751
Northern States Power
5.350%, 11/01/2039	2,095	2,964
3.400%, 08/15/2042	590	673
NSTAR Electric
4.400%, 03/01/2044	755	968
Oglethorpe Power
5.250%, 09/01/2050	1,151	1,458
5.050%, 10/01/2048	1,070	1,385
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,080	2,963
5.250%, 09/30/2040	1,200	1,698
3.100%, 09/15/2049	240	262
PacifiCorp
6.000%, 01/15/2039	655	962
PECO Energy
3.900%, 03/01/2048	620	739
Piedmont Natural Gas
4.650%, 08/01/2043	330	402
PPL Electric Utilities
4.150%, 06/15/2048	530	653
Public Service Electric & Gas MTN
4.050%, 05/01/2048	480	605
Public Service of Colorado
6.500%, 08/01/2038	725	1,128
6.250%, 09/01/2037	850	1,311
4.050%, 09/15/2049	975	1,212
Puget Sound Energy
4.223%, 06/15/2048	880	1,083
Sempra Energy
6.000%, 10/15/2039	865	1,208

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.800%, 02/01/2038	$785	$879
Southern California Edison
6.050%, 03/15/2039	665	941
3.900%, 03/15/2043	245	269
Southern California Gas
3.750%, 09/15/2042	760	838
Southern Gas Capital
5.875%, 03/15/2041	1,568	2,203
4.400%, 06/01/2043	395	463
Southwestern Electric Power
6.200%, 03/15/2040	1,800	2,577
Southwestern Public Service
4.400%, 11/15/2048	550	697
Tampa Electric
4.300%, 06/15/2048	1,170	1,491
Virginia Electric & Power
4.450%, 02/15/2044	750	939
4.000%, 01/15/2043	450	538
3.300%, 12/01/2049	505	543
Wisconsin Public Service
3.300%, 09/01/2049	175	191
		131,849
Total Corporate Obligations
(Cost $742,818) ($ Thousands)		892,381

U.S. TREASURY OBLIGATIONS — 28.7%
U.S. Treasury Bills (B)
1.564%, 04/14/2020	6,900	6,889
1.556%, 04/21/2020	1,050	1,048
1.544%, 04/16/2020	1,650	1,647
1.542%, 03/19/2020	2,238	2,237
1.542%, 07/16/2020	1,010	1,006
1.526%, 04/30/2020	3,055	3,048
1.494%, 04/02/2020	2,980	2,976
1.493%, 03/17/2020	200	200
U.S. Treasury Bonds
4.500%, 05/15/2038	14,817	22,191
4.250%, 05/15/2039	405	595
3.750%, 08/15/2041	1,865	2,607
3.750%, 11/15/2043	8,905	12,601
3.625%, 08/15/2043	2,067	2,869
3.625%, 02/15/2044	7,656	10,654
3.500%, 02/15/2039	16,687	22,379
3.125%, 11/15/2041	2,455	3,151
3.125%, 02/15/2043	2,960	3,807
3.125%, 08/15/2044	4,405	5,696
3.079%, 08/15/2043 (B)	9,912	6,650
3.000%, 11/15/2044	13,510	17,137
3.000%, 05/15/2045	7,660	9,742
3.000%, 11/15/2045	2,725	3,477

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.000%, 05/15/2047	$7,420	$9,568
3.000%, 02/15/2048	24,919	32,293
3.000%, 02/15/2049	3,160	4,132
2.875%, 11/15/2046	5,320	6,694
2.750%, 08/15/2042	5,905	7,163
2.750%, 11/15/2042	6,085	7,383
2.750%, 11/15/2047	5,300	6,559
2.500%, 02/15/2045	11,680	13,626
2.500%, 02/15/2046	15,410	18,044
2.500%, 05/15/2046	6,740	7,904
2.375%, 11/15/2049	37,632	43,878
2.250%, 08/15/2049	21,246	24,121
2.000%, 02/15/2050	39,735	42,852
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	885	1,091
0.250%, 02/15/2050	5,418	5,677
U.S. Treasury Notes
2.750%, 05/31/2023	4,835	5,122
2.625%, 02/15/2029	738	833
2.000%, 11/30/2022	23,565	24,275
1.875%, 10/31/2022	550	564
1.750%, 11/15/2029	464	490
1.500%, 01/15/2023	3,175	3,231
1.500%, 02/15/2030	9,275	9,599
Total U.S. Treasury Obligations
(Cost $369,109) ($ Thousands)		417,706

MUNICIPAL BONDS — 4.6%
California — 2.2%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	1,032
California State, Build America Project, GO
7.625%, 03/01/2040	790	1,347
7.550%, 04/01/2039	295	507
7.500%, 04/01/2034	3,415	5,661
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	1,070
Los Angeles, Department of Water & Power, Build America Project, RB
6.008%, 07/01/2039	3,000	4,165
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	2,235	3,060
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,360	2,000
Regents of the University of California, Ser H, RB
6.548%, 05/15/2048	1,430	2,302

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Regents of the University of California, Ser N, RB
3.256%, 05/15/2060	$1,710	$1,751
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,805	5,569
State of California, Build America Project, GO
7.350%, 11/01/2039	1,925	3,136
University of California, Ser AD, RB
4.858%, 05/15/2112	1,025	1,568
University of California, Ser AP, RB
3.931%, 05/15/2045	475	563
		33,731
District of Columbia — 0.2%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,505	2,361

Florida — 0.1%
City of Gainesville, Build America Project, RB
6.024%, 10/01/2040	650	986

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	626	943

Illinois — 0.4%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	1,780	2,570
Illinois State, Finance Authority, RB
Callable 06/01/2022 @ 100
4.000%, 06/01/2047	460	482
Illinois State, GO
5.100%, 06/01/2033	780	913
		3,965
Michigan — 0.2%
Michigan State University, Build America Project, RB
Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,638

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	891

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	$60	$104
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,085	1,276
		1,380
New York — 0.8%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	500	680
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	950	1,298
New York City Water & Sewer System, RB
Pre-Refunded @ 100
5.375%, 12/15/2020 (C)	395	409
New York City Water & Sewer System, RB
Callable 12/15/2020 @ 100
5.375%, 06/15/2043	205	212
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	910	1,421
New York City, Transitional Finance Authority, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	885	1,233
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.508%, 08/01/2037	1,000	1,407
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	1,550	1,983
New York State, Dormitory Authority, Build America Project, Ser D, RB
5.500%, 03/15/2030	2,645	3,209
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	1,215	1,371
		13,223
Ohio — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	325	350
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	535	752
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	115	177

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Hospital Facilities Authority, Cleveland Clinic, RB
2.885%, 01/01/2032	$950	$1,039
		2,318
Texas — 0.3%
Grand Parkway, Transportation Corp, RB
5.184%, 10/01/2042	930	1,309
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	879
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	410
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	815	1,037
University of Texas System, Ser S, RB
Callable 01/01/2047 @ 100
3.376%, 07/01/2047	560	682
University of Texas, RB
5.262%, 07/01/2039	575	838
		5,155

Total Municipal Bonds
(Cost $53,384) ($ Thousands)		67,591

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	7,094
Residual Funding Corp
4.042%, 04/15/2030 (B)	17,770	15,125
Tennessee Valley Authority
5.250%, 09/15/2039	4,490	6,738
0.000%, 01/15/2038 (B)	3,700	2,456

Total U.S. Government Agency Obligations
(Cost $24,708) ($ Thousands)		31,413

MORTGAGE-BACKED SECURITIES — 1.2%
Agency Mortgage-Backed Obligations — 1.2%
FHLMC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	96	110
FHLMC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	496	515
FHLMC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	7,234	8,297
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,244	1,526

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	$662	$775
FNMA CMO, Ser 2007-68, Cl SC, IO
5.073%, VAR LIBOR USD 1 Month+6.700%, 07/25/2037	21	5
GNMA ARM
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 06/20/2032	37	39
GNMA CMO, Ser 2009-8, Cl PS, IO
4.642%, VAR LIBOR USD 1 Month+6.300%, 08/16/2038	53	5
GNMA CMO, Ser 2010-4, Cl NS, IO
4.732%, VAR LIBOR USD 1 Month+6.390%, 01/16/2040	80	17
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	5,760	5,419

		16,708
Non-Agency Mortgage-Backed Obligations — 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
1.857%, VAR ICE LIBOR USD 1 Month+0.210%, 03/19/2045	56	56
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
2.447%, VAR ICE LIBOR USD 1 Month+0.800%, 11/19/2034	105	104
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
2.407%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/2034	73	64
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
2.427%, VAR ICE LIBOR USD 1 Month+0.800%, 08/25/2034	33	31
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
2.487%, VAR ICE LIBOR USD 1 Month+0.860%, 09/25/2034	14	14
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	13	14
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.188%, 12/25/2034 (D)	22	23

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
1.957%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/2045	$67	$65

		371
Total Mortgage-Backed Securities
(Cost $10,095) ($ Thousands)		17,079

SOVEREIGN DEBT — 0.8%
Chile Government International Bond
3.500%, 01/25/2050	2,415	2,640
Colombia Government International Bond
5.625%, 02/26/2044	695	893
5.200%, 05/15/2049	935	1,176
3.000%, 01/30/2030	645	651
Israel Government AID Bond
5.500%, 09/18/2033	1,400	2,064
Mexico Government International Bond
5.750%, 10/12/2110	334	421
4.500%, 01/31/2050	2,260	2,565
3.250%, 04/16/2030	415	426
Minera Mexico
4.500%, 01/26/2050 (A)	75	76
Nacional del Cobre de Chile
4.375%, 02/05/2049 (A)	215	242
Panama Government International Bond
3.870%, 07/23/2060	335	383
Petroleos Mexicanos
6.950%, 01/28/2060 (A)	312	300
Uruguay Government International Bond
5.100%, 06/18/2050	370	466
Total Sovereign Debt
(Cost $10,166) ($ Thousands)		12,303

ASSET-BACKED SECURITY — 0.0%
Other Asset-Backed Securities — 0.0%
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
5.296%, 03/25/2037	180	188

Total Asset-Backed Security
(Cost $141) ($ Thousands)		188

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	20,831,926	$20,832
Total Cash Equivalent
(Cost $20,832) ($ Thousands)		20,832

Total Investments in Securities — 100.1%
(Cost $1,231,253) ($ Thousands)		$1,459,493

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Fund (Concluded)

The open futures contracts held by the Fund at February 29 2020, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 5-Year Treasury Note	969	Jul-2020	$116,919	$118,945	$2,026
U.S. Long Treasury Bond	(438)	Mar-2020	(71,949)	(74,570)	(2,621)
U.S. Ultra Long Treasury Bond	483	Jun-2020	96,500	100,223	3,723
Ultra 10-Year U.S. Treasury Note	(189)	Jun-2020	(27,772)	(28,391)	(619)
			$113,698	$116,207	$2,509

Percentages are based on Net Assets of $1,457,910 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $94,797 ($ Thousands), representing 6.5% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM — Adjustable Rate Mortgage
Cl — Class
CMO — Collateralized Mortgage Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
PLC — Public Limited Company
PO — Principal Only
RB — Revenue Bond
S&P— Standard & Poor's
USD— U.S. Dollar
VAR— Variable

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	892,381	–	892,381
U.S. Treasury Obligations	–	417,706	–	417,706
Municipal Bonds	–	67,591	–	67,591
U.S. Government Agency Obligations	–	31,413	–	31,413
Mortgage-Backed Securities	–	17,079	–	17,079
Sovereign Debt	–	12,303	–	12,303
Asset-Backed Security	–	188	–	188
Cash Equivalent	20,832	–	–	20,832
Total Investments in Securities	20,832	1,438,661	–	1,459,493

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	5,749	–	–	5,749
Unrealized Depreciation	(3,240)	–	–	(3,240)
Total Other Financial Instruments	2,509	–	–	2,509

* Futures contracts valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value at 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$16,326	$412,307	$(407,801)	$—	$—	$20,832	20,831,926	$241	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 84.8%
Communication Services — 6.2%
America Movil
6.125%, 03/30/2040	$6,800	$9,890
4.375%, 04/22/2049	5,235	6,481
AT&T
6.350%, 03/15/2040	3,070	4,223
4.650%, 06/01/2044	1,100	1,239
4.500%, 03/09/2048	140	160
4.350%, 06/15/2045	2,779	3,132
Charter Communications Operating LLC
6.834%, 10/23/2055	580	785
6.484%, 10/23/2045	1,330	1,709
6.384%, 10/23/2035	790	1,043
Comcast
6.550%, 07/01/2039	295	449
6.500%, 11/15/2035	2,096	3,157
6.400%, 05/15/2038	2,837	4,200
6.400%, 03/01/2040	735	1,099
5.650%, 06/15/2035	4,695	6,505
4.950%, 10/15/2058	26,247	36,011
4.700%, 10/15/2048	8,565	11,261
4.650%, 07/15/2042	2,950	3,702
4.600%, 10/15/2038	8,215	10,261
4.600%, 08/15/2045	6,340	8,069
4.500%, 01/15/2043	6,515	8,137
4.250%, 01/15/2033	5,440	6,544
4.200%, 08/15/2034	18,480	22,350
4.049%, 11/01/2052	16,685	19,876
4.000%, 03/01/2048	1,180	1,399
3.999%, 11/01/2049	2,259	2,685
3.969%, 11/01/2047	6,705	7,888
3.900%, 03/01/2038	4,095	4,767
3.400%, 07/15/2046	10,114	10,878
3.200%, 07/15/2036	1,000	1,079
Cox Communications
4.800%, 02/01/2035 (A)	1,400	1,670
4.700%, 12/15/2042 (A)	880	1,020
Discovery Communications LLC
6.350%, 06/01/2040	2	3
5.300%, 05/15/2049	3,000	3,632
Level 3 Financing
3.875%, 11/15/2029 (A)	535	568
NBCUniversal Media LLC
6.400%, 04/30/2040	1,785	2,660
5.950%, 04/01/2041	3,575	5,196
4.450%, 01/15/2043	3,355	4,127
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,773
Tencent Holdings MTN
3.925%, 01/19/2038 (A)	1,325	1,524
3.595%, 01/19/2028 (A)	1,455	1,570

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TWDC Enterprises 18
4.125%, 12/01/2041	$2,195	$2,685
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	2,104	2,642
Verizon Communications
5.250%, 03/16/2037	1,230	1,643
5.012%, 04/15/2049	780	1,077
4.862%, 08/21/2046	1,185	1,564
4.522%, 09/15/2048	3,540	4,578
Viacom
4.850%, 12/15/2034	300	330
ViacomCBS
5.900%, 10/15/2040	40	51
Vodafone Group
4.875%, 06/19/2049	1,960	2,350
Walt Disney
6.400%, 12/15/2035	3,608	5,386
4.750%, 09/15/2044	175	232
2.750%, 09/01/2049	32,464	32,898
		278,158
Consumer Discretionary — 2.7%
Alibaba Group Holding
4.400%, 12/06/2057	1,750	2,226
4.000%, 12/06/2037	2,293	2,628
Alibaba Group Holding Ltd
4.200%, 12/06/2047	4,017	4,846
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	900	1,020
3.800%, 01/25/2050 (A)	2,105	2,085
Amazon.com
4.250%, 08/22/2057	1,240	1,665
4.050%, 08/22/2047	10,794	13,887
3.875%, 08/22/2037	8,232	9,903
Grupo Televisa
6.625%, 01/15/2040	20	27
Home Depot
5.950%, 04/01/2041	1,980	2,953
5.875%, 12/16/2036	2,383	3,441
4.500%, 12/06/2048	7,585	9,939
4.400%, 03/15/2045	5,825	7,358
4.250%, 04/01/2046	10,431	13,127
4.200%, 04/01/2043	3,745	4,613
3.900%, 06/15/2047	12,325	15,041
Kohl's
5.550%, 07/17/2045	1,309	1,401
Lowe's
4.050%, 05/03/2047	2,581	2,905
3.700%, 04/15/2046	1,285	1,373
NIKE
3.625%, 05/01/2043	1,575	1,795

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
QVC
5.950%, 03/15/2043	$1,815	$1,827
5.450%, 08/15/2034	1,050	1,058
Target
7.000%, 01/15/2038	440	711
6.500%, 10/15/2037	2,601	4,087
4.000%, 07/01/2042	3,351	4,089
3.625%, 04/15/2046	1,170	1,343
Time Warner Cable LLC
5.875%, 11/15/2040	385	460
5.500%, 09/01/2041	250	292
4.500%, 09/15/2042	1,000	1,040
Time Warner Entertainment
8.375%, 07/15/2033	1,620	2,383
		119,523
Consumer Staples — 8.5%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,717	3,522
Aetna
4.125%, 11/15/2042	1,480	1,606
3.875%, 08/15/2047	1,000	1,057
Alcon Finance
3.800%, 09/23/2049 (A)	550	614
Allina Health System
3.887%, 04/15/2049	2,554	3,055
Altria Group
10.200%, 02/06/2039	2,501	4,137
9.950%, 11/10/2038	1,665	2,701
4.250%, 08/09/2042	420	429
3.875%, 09/16/2046	1,300	1,271
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	4,750	7,847
8.000%, 11/15/2039	3,076	4,996
4.600%, 04/15/2048	220	264
4.375%, 04/15/2038	2,600	3,010
3.750%, 07/15/2042	670	720
Anheuser-Busch LLC
4.900%, 02/01/2046	7,307	9,008
Archer-Daniels-Midland
4.500%, 03/15/2049	2,106	2,855
Ascension Health
4.847%, 11/15/2053	520	744
3.106%, 11/15/2039	2,975	3,276
Baptist Health South Florida
4.342%, 11/15/2041	610	748
Barnabas Health
4.000%, 07/01/2028	2,240	2,485
BAT Capital
4.540%, 08/15/2047	1,980	2,061
4.390%, 08/15/2037	10,340	10,954

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	$853	$1,037
4.700%, 07/15/2064 (A)	3,530	3,901
4.625%, 06/25/2038 (A)	1,030	1,242
4.400%, 07/15/2044 (A)	2,685	2,981
3.950%, 04/15/2045 (A)	2,680	2,808
Baylor Scott & White Holdings
2.650%, 11/15/2026	1,235	1,266
Boston University
4.061%, 10/01/2048	1,800	2,355
Bowdoin College
4.693%, 07/01/2112	370	483
Children's Health Care
3.448%, 08/15/2049	815	913
City of Hope
5.623%, 11/15/2043	850	1,246
Claremont Mckenna College
3.378%, 01/01/2050	1,515	1,692
Clorox
3.100%, 10/01/2027	1,795	1,955
Coca-Cola Femsa
5.250%, 11/26/2043	3,070	4,114
CommonSpirit Health
4.187%, 10/01/2049	2,925	3,199
3.817%, 10/01/2049	3,430	3,680
Conagra Brands
5.400%, 11/01/2048	460	582
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	4,410	5,543
Diageo Capital
5.875%, 09/30/2036	485	707
Duke University Health System
3.920%, 06/01/2047	3,825	4,842
Estee Lauder
3.125%, 12/01/2049	3,405	3,652
Fomento Economico Mexicano
3.500%, 01/16/2050	7,755	8,151
Ford Foundation
3.859%, 06/01/2047	2,500	3,165
Georgetown University
5.215%, 10/01/2118	2,275	3,479
4.315%, 04/01/2049	2,190	2,899
2.943%, 04/01/2050	585	606
Hartford HealthCare
5.746%, 04/01/2044	2,130	2,994
Highmark
6.125%, 05/15/2041 (A)	550	734
4.750%, 05/15/2021 (A)	665	686
Indiana University Health Obligated Group
3.970%, 11/01/2048	2,310	2,886
Johns Hopkins Health System
3.837%, 05/15/2046	960	1,182

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Johns Hopkins University
4.083%, 07/01/2053	$2,000	$2,707
Kaiser Foundation Hospitals
4.150%, 05/01/2047	5,325	6,725
3.266%, 11/01/2049	1,510	1,674
Kimberly-Clark
5.300%, 03/01/2041	555	769
3.900%, 05/04/2047	3,275	4,007
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,890	2,310
6.750%, 03/15/2032	575	715
5.200%, 07/15/2045	400	411
4.875%, 10/01/2049 (A)	470	464
4.375%, 06/01/2046	2,260	2,103
Kroger
5.400%, 01/15/2049	2,371	3,079
3.950%, 01/15/2050	710	736
Mars
4.200%, 04/01/2059 (A)	1,485	1,959
4.125%, 04/01/2054 (A)	1,385	1,696
3.950%, 04/01/2049 (A)	5,630	6,842
3.875%, 04/01/2039 (A)	2,020	2,426
3.600%, 04/01/2034 (A)	2,450	2,904
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,400	6,237
3.959%, 07/01/2038	1,927	2,382
2.989%, 07/01/2050	2,320	2,584
MedStar Health
3.626%, 08/15/2049	2,530	2,870
Memorial Health Services
3.447%, 11/01/2049	3,740	4,225
Mount Sinai Hospitals Group
3.737%, 07/01/2049	2,600	2,919
Nestle Holdings
4.000%, 09/24/2048 (A)	2,010	2,540
3.900%, 09/24/2038 (A)	4,915	5,949
New York and Presbyterian Hospital
4.063%, 08/01/2056	2,200	2,748
Northwell Healthcare
4.260%, 11/01/2047	790	938
Northwestern University
3.688%, 12/01/2038	2,070	2,402
Novartis Capital
4.000%, 11/20/2045	3,935	4,912
2.750%, 08/14/2050	4,600	4,768
NYU Langone Hospitals
5.750%, 07/01/2043	2,040	2,992
4.368%, 07/01/2047	1,950	2,417
Partners Healthcare System
3.765%, 07/01/2048	1,000	1,191
3.192%, 07/01/2049	2,035	2,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PepsiCo
4.250%, 10/22/2044	$1,000	$1,253
4.000%, 05/02/2047	4,109	5,125
3.450%, 10/06/2046	9,782	11,184
3.375%, 07/29/2049	1,635	1,870
3.000%, 08/25/2021	16	16
Philip Morris International
6.375%, 05/16/2038	420	606
4.875%, 11/15/2043	2,830	3,535
4.500%, 03/20/2042	7,180	8,442
4.125%, 03/04/2043	2,166	2,460
3.875%, 08/21/2042	4,270	4,672
President & Fellows of Harvard College
3.619%, 10/01/2037	400	474
Princeton University
5.700%, 03/01/2039	1,399	2,105
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,640	1,922
2.532%, 10/01/2029	3,080	3,188
Reynolds American
8.125%, 05/01/2040	2,010	2,803
5.850%, 08/15/2045	1,515	1,811
Roche Holdings
2.375%, 01/28/2027 (A)	3,815	4,000
RWJ Barnabas Health
3.477%, 07/01/2049	535	601
Stanford Health Care
3.795%, 11/15/2048	7,132	8,811
Unilever Capital
2.125%, 09/06/2029	4,985	5,005
University of Chicago
4.411%, 10/01/2044	715	782
4.003%, 10/01/2053	2,475	3,219
University of Southern California
3.841%, 10/01/2047	1,580	2,032
3.028%, 10/01/2039	2,300	2,560
Walmart
4.050%, 06/29/2048	35,251	44,397
3.950%, 06/28/2038	2,805	3,416
3.625%, 12/15/2047	5,280	6,318
2.950%, 09/24/2049	6,374	6,841
Willis-Knighton Medical Center
4.813%, 09/01/2048	2,165	2,898
		380,438
Energy — 4.5%
Baker Hughes a GE LLC
4.080%, 12/15/2047	1,285	1,337
BG Energy Capital
5.125%, 10/15/2041 (A)	5,840	7,911

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
3.937%, 09/21/2028	$3,140	$3,563
3.000%, 02/24/2050	5,295	5,241
Burlington Resources LLC
5.950%, 10/15/2036	370	514
Cenovus Energy
6.750%, 11/15/2039	2,675	3,309
Concho Resources
4.850%, 08/15/2048	80	88
Conoco Funding
6.950%, 04/15/2029	2,648	3,613
ConocoPhillips
6.500%, 02/01/2039	13,438	19,898
5.900%, 05/15/2038	2,400	3,326
4.300%, 11/15/2044	4,870	5,844
Devon Financing
7.875%, 09/30/2031	1,315	1,856
Energy Transfer Operating
8.250%, 11/15/2029	95	126
6.250%, 04/15/2049	500	579
6.050%, 06/01/2041	1,460	1,624
5.300%, 04/15/2047	895	929
5.000%, 05/15/2050	3,100	3,130
4.900%, 03/15/2035	82	90
Eni
5.700%, 10/01/2040 (A)	2,285	2,941
EnLink Midstream Partners
5.050%, 04/01/2045	3,170	2,305
Enterprise Products Operating LLC
5.950%, 02/01/2041	1,280	1,659
3.950%, 01/31/2060	665	651
3.700%, 01/31/2051	55	55
EOG Resources
3.900%, 04/01/2035	4,997	5,848
Equinor
6.500%, 12/01/2028 (A)	2,355	3,184
5.100%, 08/17/2040	1,415	1,889
4.800%, 11/08/2043	2,284	3,017
Exxon Mobil
3.567%, 03/06/2045	7,775	8,624
2.995%, 08/16/2039	2,346	2,449
Hess
6.000%, 01/15/2040	2,365	2,641
Kinder Morgan
5.550%, 06/01/2045	390	463
5.300%, 12/01/2034	500	595
Marathon Petroleum
5.000%, 09/15/2054	1,030	1,151
Motiva Enterprises
6.850%, 01/15/2040 (A)	4,340	5,565
MPLX
5.200%, 03/01/2047	740	802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/15/2038	$475	$483
Noble Energy
6.000%, 03/01/2041	360	413
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,854
Occidental Petroleum
6.450%, 09/15/2036	365	432
6.200%, 03/15/2040	1,645	1,937
4.525%, 10/10/2036 (B)	15,000	7,388
4.300%, 08/15/2039	462	443
Petroleos Mexicanos
7.690%, 01/23/2050 (A)	4,960	5,167
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,170	1,116
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	875	990
4.250%, 04/16/2039 (A)	1,840	2,039
Shell International Finance BV
6.375%, 12/15/2038	6,111	9,210
4.550%, 08/12/2043	6,820	8,517
4.375%, 05/11/2045	2,250	2,773
4.000%, 05/10/2046	4,580	5,360
3.750%, 09/12/2046	10,666	12,180
3.625%, 08/21/2042	2,250	2,424
3.125%, 11/07/2049	2,925	3,020
2.375%, 11/07/2029	2,505	2,554
Southern Natural Gas
7.350%, 02/15/2031	730	972
Suncor Energy
5.950%, 12/01/2034	3,570	4,937
Suncor Energy Ventures
6.000%, 04/01/2042 (A)	2,375	2,720
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	797	842
5.350%, 05/15/2045	1,955	2,097
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	3,148
Total Capital International
2.829%, 01/10/2030	3,325	3,520
TransCanada PipeLines
7.250%, 08/15/2038	1,765	2,670
6.200%, 10/15/2037	525	712
4.625%, 03/01/2034	1,965	2,304
Western Midstream Operating
5.250%, 02/01/2050	935	867
Williams Partners
6.300%, 04/15/2040	50	62
5.400%, 03/04/2044	1,000	1,135
		201,103

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 19.9%
AIA Group MTN
4.875%, 03/11/2044 (A)	$2,572	$3,439
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	5,675	8,300
Allstate
4.200%, 12/15/2046	2,010	2,574
3.850%, 08/10/2049	1,585	1,894
American International Group
4.750%, 04/01/2048	3,251	4,164
4.500%, 07/16/2044	3,030	3,713
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,450	3,089
4.872%, 02/15/2029 (A)	1,840	2,167
Banco Santander
3.306%, 06/27/2029	1,270	1,369
Bank of America
7.750%, 05/14/2038	1,275	2,064
6.110%, 01/29/2037	3,965	5,456
6.000%, 10/15/2036	2,605	3,656
Bank of America MTN
5.875%, 02/07/2042	12,048	17,722
5.000%, 01/21/2044	2,250	3,049
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	12,695	16,208
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	4,355	5,145
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	10,525	12,317
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	5,840	6,629
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	16,335	18,301
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	3,110	3,264
2.496%, VAR ICE LIBOR USD 3 Month+0.990%, 02/13/2031	3,575	3,625
Berkshire Hathaway
4.500%, 02/11/2043	2,095	2,677
3.400%, 01/31/2022	56	58
Berkshire Hathaway Finance
5.750%, 01/15/2040	1,875	2,713
4.400%, 05/15/2042	2,250	2,804
4.300%, 05/15/2043	2,465	3,047
4.250%, 01/15/2049	6,605	8,220
4.200%, 08/15/2048	5,670	6,928
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,950
5.000%, 06/15/2044 (A)	3,050	3,991
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	4,838

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chubb
6.500%, 05/15/2038	$1,110	$1,718
Chubb INA Holdings
6.700%, 05/15/2036	4,870	7,606
4.350%, 11/03/2045	6,835	8,838
Cincinnati Financial
6.920%, 05/15/2028	2,518	3,399
6.125%, 11/01/2034	3,553	5,218
Citigroup
8.125%, 07/15/2039	4,070	7,046
6.125%, 08/25/2036	690	959
4.650%, 07/30/2045	1,539	2,011
4.650%, 07/23/2048	14,808	19,654
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	979	1,218
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	7,110	8,050
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	6,725	7,070
2.666%, VAR United States Secured Overnight Financing Rate+1.146%, 01/29/2031	735	752
Citigroup Capital III
7.625%, 12/01/2036	890	1,321
CME Group
4.150%, 06/15/2048	9,304	12,069
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	2,932
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	1,550	1,672
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	1,257
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	3,890	5,129
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	940	1,136
Fifth Third Bancorp
8.250%, 03/01/2038	1,795	2,992
First Union Capital II
7.950%, 11/15/2029	695	969
FMR
5.150%, 02/01/2043 (A)	260	357
4.950%, 02/01/2033 (A)	250	321
Goldman Sachs Capital I
6.345%, 02/15/2034	3,245	4,520
Goldman Sachs Group
6.750%, 10/01/2037	3,515	4,988
6.450%, 05/01/2036	840	1,147
6.250%, 02/01/2041	6,718	9,869

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	$9,450	$11,192
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	9,025	10,244
3.750%, 05/22/2025	2,250	2,436
2.600%, 02/07/2030	1,795	1,821
Goldman Sachs Group MTN
4.800%, 07/08/2044	9,442	12,064
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,755	3,812
HSBC Bank PLC
7.650%, 05/01/2025	2,115	2,619
HSBC Bank USA
7.000%, 01/15/2039	5,940	8,914
HSBC Holdings
6.800%, 06/01/2038	6,819	9,803
6.500%, 09/15/2037	7,410	10,297
5.250%, 03/14/2044	9,330	11,824
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	9,555	10,850
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	4,995	5,475
Intercontinental Exchange
4.250%, 09/21/2048	6,740	8,113
JPMorgan Chase
8.750%, 09/01/2030	1,075	1,659
6.400%, 05/15/2038	11,845	17,577
5.600%, 07/15/2041	6,665	9,439
5.500%, 10/15/2040	9,165	12,711
5.400%, 01/06/2042	8,210	11,422
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	2,815	3,284
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	90	114
4.250%, 10/15/2020	300	305
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	5,345	6,485
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	12,264	14,684
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	13,680	16,293
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	19,515	22,302
3.200%, 01/25/2023	200	210
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	1,360	1,416
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	2,248	2,957
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,627	4,583

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group
3.574%, VAR ICE LIBOR USD 3 Month+1.205%, 11/07/2028	$1,495	$1,585
Marsh & McLennan
4.900%, 03/15/2049	3,672	5,016
4.200%, 03/01/2048	1,585	1,900
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	530	750
3.729%, 10/15/2070 (A)	1,975	2,115
MetLife
5.875%, 02/06/2041	1,675	2,389
5.700%, 06/15/2035	10,789	14,917
4.875%, 11/13/2043	4,465	5,963
4.721%, 12/15/2044	4,605	5,979
Metropolitan Life Global Funding I MTN
3.050%, 06/17/2029 (A)	2,640	2,899
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	5,915	6,902
Moody's
4.875%, 12/17/2048	2,745	3,668
Morgan Stanley
7.250%, 04/01/2032	155	230
4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	4,418	5,420
4.375%, 01/22/2047	3,380	4,268
Morgan Stanley MTN
6.375%, 07/24/2042	6,910	10,660
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/2030	1,265	1,471
4.300%, 01/27/2045	13,250	16,350
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	9,965	11,534
3.201%, VAR ICE LIBOR USD 3 Month+1.400%, 10/24/2023	1,485	1,514
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	5,189	5,355
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	595	614
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,855	3,663
4.300%, 03/15/2049	5,193	6,653
4.023%, 11/01/2032	502	618
Nationwide Financial Services
3.900%, 11/30/2049 (A)	2,255	2,578
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,260	2,283
4.950%, 04/22/2044 (A)	700	914
New York Life Insurance
6.750%, 11/15/2039 (A)	2,215	3,501
5.875%, 05/15/2033 (A)	4,447	6,288

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nomura Holdings
3.103%, 01/16/2030	$1,205	$1,253
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	5,944	6,797
3.625%, 09/30/2059 (A)	1,594	1,777
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,450	1,627
PNC Bank
4.050%, 07/26/2028	4,470	5,084
3.800%, 07/25/2023	450	483
2.700%, 10/22/2029	905	929
PNC Financial Services Group
3.450%, 04/23/2029	2,200	2,429
Prudential Financial
3.905%, 12/07/2047	2,135	2,415
Prudential Financial MTN
5.700%, 12/14/2036	6,384	9,141
4.350%, 02/25/2050	2,175	2,591
3.700%, 03/13/2051	3,546	3,771
Prudential Insurance of America
8.300%, 07/01/2025 (A)	1,000	1,299
Raymond James Financial
4.950%, 07/15/2046	1,250	1,600
S&P Global
3.250%, 12/01/2049	5,971	6,731
Securian Financial Group
4.800%, 04/15/2048 (A)	2,236	3,044
State Street
4.141%, VAR ICE LIBOR USD 3 Month+1.030%, 12/03/2029	1,660	1,954
3.031%, VAR United States Secured Overnight Financing Rate+1.490%, 11/01/2034	4,585	4,902
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	1,780	1,892
Swiss Re Treasury US
4.250%, 12/06/2042 (A)	4,581	5,888
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (A)	1,100	1,686
4.900%, 09/15/2044 (A)	2,355	3,107
4.270%, 05/15/2047 (A)	6,863	8,450
Travelers
5.350%, 11/01/2040	1,565	2,212
4.100%, 03/04/2049	5,653	7,266
4.050%, 03/07/2048	1,800	2,252
4.000%, 05/30/2047	1,555	1,927
Travelers MTN
6.250%, 06/15/2037	1,205	1,794
Truist Financial MTN
3.875%, 03/19/2029	1,205	1,378

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS MTN
4.500%, 06/26/2048 (A)	$2,975	$3,972
US Bancorp MTN
4.125%, 05/24/2021	22	23
3.000%, 07/30/2029	9,440	10,079
Validus Holdings
8.875%, 01/26/2040	2,155	3,689
Wachovia
7.500%, 04/15/2035	440	657
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	2,493
Wells Fargo
6.600%, 01/15/2038	5,585	8,486
5.950%, 08/26/2036	4,720	6,556
5.850%, 02/01/2037	14,498	20,028
5.606%, 01/15/2044	2,696	3,667
3.900%, 05/01/2045	8,954	10,608
Wells Fargo MTN
4.900%, 11/17/2045	2,465	3,128
4.750%, 12/07/2046	12,666	15,975
4.650%, 11/04/2044	4,350	5,309
4.400%, 06/14/2046	6,680	7,917
4.300%, 07/22/2027	1,207	1,354
4.150%, 01/24/2029	1,205	1,389
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	8,617	9,369
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	3,770	3,922
2.572%, VAR ICE LIBOR USD 3 Month+1.000%, 02/11/2031	8,765	8,948
Westpac Banking
4.421%, 07/24/2039	625	731
Willis North America
3.875%, 09/15/2049	575	635
XLIT
5.250%, 12/15/2043	805	1,170
		888,275
Health Care — 9.1%
Abbott Laboratories
4.900%, 11/30/2046	4,245	5,912
AbbVie
4.875%, 11/14/2048	1,285	1,581
4.450%, 05/14/2046	780	900
4.250%, 11/21/2049 (A)	2,170	2,453
3.200%, 11/21/2029 (A)	5,645	5,954
Allergan Funding SCS
4.850%, 06/15/2044	625	759
Allina Health System
4.805%, 11/15/2045	1,666	2,225
Amgen
6.375%, 06/01/2037	720	1,031

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 05/01/2045	$925	$1,071
3.375%, 02/21/2050	1,385	1,408
3.150%, 02/21/2040	2,655	2,713
Anthem
4.650%, 08/15/2044	900	1,052
4.625%, 05/15/2042	300	348
4.375%, 12/01/2047	2,475	2,828
3.700%, 09/15/2049	70	72
Ascension Health
3.945%, 11/15/2046	3,631	4,504
AstraZeneca
6.450%, 09/15/2037	1,720	2,547
4.375%, 11/16/2045	2,084	2,702
Baylor Scott & White Holdings
4.185%, 11/15/2045	3,435	4,286
Bristol-Myers Squibb
5.250%, 08/15/2043 (A)	670	917
4.625%, 05/15/2044 (A)	780	1,014
4.550%, 02/20/2048 (A)	1,405	1,853
4.250%, 10/26/2049 (A)	10,307	13,229
Cigna
4.900%, 12/15/2048	1,750	2,169
4.800%, 08/15/2038	2,210	2,656
3.875%, 10/15/2047 (A)	1,300	1,375
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,415	2,098
CVS Health
5.050%, 03/25/2048	5,485	6,745
4.780%, 03/25/2038	3,180	3,741
3.250%, 08/15/2029	1,005	1,058
Eli Lilly
4.150%, 03/15/2059	2,445	3,073
3.950%, 03/15/2049	9,745	11,974
Gilead Sciences
4.800%, 04/01/2044	7,210	9,258
4.750%, 03/01/2046	8,760	11,298
4.600%, 09/01/2035	2,760	3,447
4.500%, 02/01/2045	9,955	12,229
4.150%, 03/01/2047	4,240	5,117
4.000%, 09/01/2036	900	1,058
GlaxoSmithKline Capital
6.375%, 05/15/2038	11,654	18,014
3.875%, 05/15/2028	1,580	1,812
HCA
5.250%, 06/15/2049	1,800	2,097
Humana
8.150%, 06/15/2038	1,510	2,337
4.950%, 10/01/2044	500	616
4.625%, 12/01/2042	405	476
3.950%, 08/15/2049	500	542
Johnson & Johnson
4.850%, 05/15/2041	5,652	7,605

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 12/05/2033	$3,365	$4,220
3.625%, 03/03/2037	9,985	11,494
3.500%, 01/15/2048	750	895
3.400%, 01/15/2038	5,750	6,550
2.900%, 01/15/2028	2,575	2,807
Medtronic
4.625%, 03/15/2045	6,863	9,288
4.375%, 03/15/2035	4,100	5,219
Memorial Sloan-Kettering Cancer Center
4.125%, 07/01/2052	3,260	4,122
Merck
5.750%, 11/15/2036	1,200	1,669
4.150%, 05/18/2043	2,675	3,391
4.000%, 03/07/2049	610	771
3.900%, 03/07/2039	5,115	6,109
3.700%, 02/10/2045	9,495	11,257
3.600%, 09/15/2042	2,840	3,355
3.400%, 03/07/2029	2,980	3,331
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	2,348
NYU Langone Hospital
3.380%, 07/01/2055	1,785	1,912
4.428%, 07/01/2042	2,150	2,628
Partners Healthcare System
3.342%, 07/01/2060	2,015	2,229
Pfizer
5.600%, 09/15/2040	808	1,158
4.400%, 05/15/2044	5,495	7,030
4.300%, 06/15/2043	2,640	3,397
4.200%, 09/15/2048	2,515	3,120
4.100%, 09/15/2038	3,600	4,410
4.000%, 12/15/2036	8,971	10,922
4.000%, 03/15/2049	6,245	7,755
Pharmacia
6.600%, 12/01/2028	1,145	1,562
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	2,097
Stryker
4.625%, 03/15/2046	315	408
4.100%, 04/01/2043	785	924
Sutter Health
2.286%, 08/15/2053	2,000	2,004
Trinity Health
4.125%, 12/01/2045	4,685	5,810
UnitedHealth Group
6.875%, 02/15/2038	1,125	1,720
6.625%, 11/15/2037	1,160	1,739
6.500%, 06/15/2037	1,360	2,009
5.950%, 02/15/2041	1,130	1,626
5.800%, 03/15/2036	325	446
5.700%, 10/15/2040	440	616
4.750%, 07/15/2045	7,965	10,221

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 07/15/2035	$1,120	$1,400
4.450%, 12/15/2048	15,184	18,991
4.375%, 03/15/2042	30	36
4.250%, 03/15/2043	906	1,082
4.250%, 04/15/2047	4,765	5,760
4.250%, 06/15/2048	2,850	3,455
4.200%, 01/15/2047	4,172	5,001
3.950%, 10/15/2042	1,085	1,249
3.750%, 10/15/2047	1,146	1,296
3.700%, 08/15/2049	5,370	5,989
3.500%, 08/15/2039	5,906	6,507
Wyeth LLC
6.500%, 02/01/2034	2,635	3,943
5.950%, 04/01/2037	19,704	28,896
		408,328
Industrials — 5.3%
3M
3.250%, 08/26/2049	2,400	2,519
3M MTN
3.125%, 09/19/2046	2,155	2,191
Air Canada, Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	385	420
Airbus
3.950%, 04/10/2047 (A)	2,500	3,099
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	3,829	4,120
Boeing
3.950%, 08/01/2059	530	589
3.850%, 11/01/2048	4,700	5,185
3.750%, 02/01/2050	4,055	4,494
3.550%, 03/01/2038	345	382
3.300%, 03/01/2035	5,365	5,576
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,615	2,184
4.900%, 04/01/2044	10,195	13,477
4.550%, 09/01/2044	5,865	7,279
4.450%, 03/15/2043	560	687
4.400%, 03/15/2042	2,825	3,479
4.150%, 04/01/2045	8,950	10,726
4.150%, 12/15/2048	265	322
4.125%, 06/15/2047	3,815	4,624
4.050%, 06/15/2048	5,305	6,406
Canadian National Railway
6.200%, 06/01/2036	7,470	10,921
4.500%, 11/07/2043	3,800	4,795
4.450%, 01/20/2049	2,395	3,120
3.650%, 02/03/2048	1,000	1,145
3.200%, 08/02/2046	3,830	4,223

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
6.125%, 09/15/2115	$1,405	$2,276
Carrier Global
2.722%, 02/15/2030 (A)	150	151
Caterpillar
5.200%, 05/27/2041	395	554
4.750%, 05/15/2064	4,835	6,608
3.803%, 08/15/2042	4,930	5,873
Crane
4.200%, 03/15/2048	775	846
Deere
3.900%, 06/09/2042	3,695	4,529
2.875%, 09/07/2049	4,055	4,185
FedEx
4.950%, 10/17/2048	2,001	2,280
4.050%, 02/15/2048	435	442
GE Capital International Funding Unlimited
4.418%, 11/15/2035	14,322	16,373
General Electric MTN
5.875%, 01/14/2038	7,400	9,623
Lockheed Martin
4.700%, 05/15/2046	1,000	1,347
4.070%, 12/15/2042	5,255	6,487
Norfolk Southern
5.100%, 08/01/2118	1,900	2,491
4.050%, 08/15/2052	1,976	2,351
Parker-Hannifin
4.100%, 03/01/2047	4,579	5,301
4.000%, 06/14/2049	3,905	4,526
Parker-Hannifin MTN
4.450%, 11/21/2044	1,755	2,132
Raytheon
4.700%, 12/15/2041	560	758
Rockwell Automation
4.200%, 03/01/2049	2,500	3,230
Snap-on
4.100%, 03/01/2048	3,640	4,548
Stanley Black & Decker
5.200%, 09/01/2040	280	369
TTX
4.600%, 02/01/2049 (A)	3,542	4,790
Union Pacific
3.875%, 02/01/2055	730	803
3.839%, 03/20/2060 (A)	3,829	4,206
United Airlines, Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,329	1,505
United Parcel Service
6.200%, 01/15/2038	3,152	4,627
3.625%, 10/01/2042	1,510	1,650
3.400%, 11/15/2046	3,925	4,073
3.400%, 09/01/2049	4,670	4,914

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Parcel Service of America
8.750%, 7.620%, 04/01/2020, 04/01/2030 (C)	$710	$1,044
United Technologies
4.150%, 05/15/2045	1,750	2,119
3.750%, 11/01/2046	1,105	1,271
US Airways, Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	1,463	1,655
Vinci
3.750%, 04/10/2029 (A)	2,245	2,590
Waste Management
4.150%, 07/15/2049	2,660	3,317
WW Grainger
4.600%, 06/15/2045	1,328	1,673
4.200%, 05/15/2047	5,029	6,067
		235,547
Information Technology — 10.4%
Adobe
2.300%, 02/01/2030	5,860	6,021
Apple
4.650%, 02/23/2046	13,546	18,047
4.450%, 05/06/2044	780	1,006
4.375%, 05/13/2045	15,985	20,416
3.850%, 05/04/2043	5,070	6,066
3.850%, 08/04/2046	19,797	23,619
3.750%, 09/12/2047	7,755	9,157
3.750%, 11/13/2047	2,000	2,367
3.450%, 02/09/2045	10,145	11,437
2.900%, 09/12/2027	2,080	2,239
Applied Materials
4.350%, 04/01/2047	3,599	4,700
Cisco Systems
5.900%, 02/15/2039	7,985	11,881
5.500%, 01/15/2040	5,760	8,380
Dell International LLC
8.350%, 07/15/2046 (A)	950	1,295
8.100%, 07/15/2036 (A)	2,830	3,884
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,626
Fiserv
4.400%, 07/01/2049	500	598
Intel
4.100%, 05/19/2046	3,052	3,710
4.100%, 05/11/2047	5,020	6,128
4.000%, 12/15/2032	165	199
3.734%, 12/08/2047	15,702	18,510
3.250%, 11/15/2049	3,825	4,176
International Business Machines
4.250%, 05/15/2049	8,220	10,250
4.000%, 06/20/2042	2,620	3,112

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mastercard
3.950%, 02/26/2048	$1,505	$1,866
3.650%, 06/01/2049	2,340	2,775
Microsoft
5.300%, 02/08/2041	2,975	4,293
4.450%, 11/03/2045	1,315	1,758
4.100%, 02/06/2037	17,984	22,306
4.000%, 02/12/2055	15,538	19,664
3.750%, 02/12/2045	22,100	26,854
3.700%, 08/08/2046	41,573	50,478
3.500%, 02/12/2035	2,265	2,635
3.450%, 08/08/2036	10,415	12,023
2.400%, 08/08/2026	1,255	1,320
Oracle
6.500%, 04/15/2038	7,067	10,741
4.375%, 05/15/2055	3,515	4,484
4.300%, 07/08/2034	13,755	16,882
4.125%, 05/15/2045	13,320	16,207
4.000%, 07/15/2046	19,109	22,744
4.000%, 11/15/2047	6,875	8,321
3.900%, 05/15/2035	1,555	1,816
3.850%, 07/15/2036	445	515
3.800%, 11/15/2037	14,050	16,240
QUALCOMM
4.650%, 05/20/2035	3,305	4,125
4.300%, 05/20/2047	4,215	5,060
Texas Instruments
4.150%, 05/15/2048	7,787	9,886
3.875%, 03/15/2039	1,900	2,283
2.250%, 09/04/2029	2,300	2,353
Visa
4.300%, 12/14/2045	11,185	14,585
4.150%, 12/14/2035	2,765	3,430
		466,468
Materials — 0.9%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	2,126
BHP Billiton Finance USA
6.420%, 03/01/2026	1,400	1,765
5.000%, 09/30/2043	7,300	9,830
Braskem America Finance
7.125%, 07/22/2041 (A)	1,020	1,176
Ecolab
5.500%, 12/08/2041	3,257	4,619
Georgia-Pacific LLC
8.875%, 05/15/2031	375	613
7.250%, 06/01/2028	330	452
International Flavors & Fragrances
5.000%, 09/26/2048	1,585	1,865
International Paper
8.700%, 06/15/2038	1,000	1,577

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nacional del Cobre de Chile
3.700%, 01/30/2050 (A)	$3,455	$3,496
Rio Tinto Finance USA
5.200%, 11/02/2040	4,047	5,611
4.125%, 08/21/2042	3,350	4,047
Vale
5.625%, 09/11/2042	840	983
Vale Canada
7.200%, 09/15/2032	310	383
Vale Overseas
6.875%, 11/21/2036	880	1,159
6.875%, 11/10/2039	480	637
		40,339
Real Estate — 1.1%
AvalonBay Communities MTN
4.150%, 07/01/2047	1,200	1,495
Boston Properties
2.900%, 03/15/2030	805	851
Camden Property Trust
3.350%, 11/01/2049	2,360	2,600
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,925	3,145
CyrusOne
3.450%, 11/15/2029	2,800	2,855
ERP Operating
4.500%, 06/01/2045	1,450	1,843
4.000%, 08/01/2047	1,525	1,805
GLP Capital
5.300%, 01/15/2029	1,070	1,236
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	2,261
Prologis
3.000%, 04/15/2050	1,975	2,015
2.250%, 04/15/2030	1,305	1,312
Realty Income
4.650%, 03/15/2047	2,655	3,584
Regency Centers
4.650%, 03/15/2049	2,001	2,611
4.400%, 02/01/2047	795	990
Simon Property Group
6.750%, 02/01/2040	4,465	6,880
4.750%, 03/15/2042	1,355	1,701
4.250%, 11/30/2046	1,000	1,232
3.250%, 09/13/2049	4,995	5,227
Ventas Realty
5.700%, 09/30/2043	2,007	2,775
4.875%, 04/15/2049	245	317
Welltower
5.125%, 03/15/2043	1,085	1,372

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 09/01/2048	$600	$778
		48,885
Utilities — 16.2%
AEP Texas
4.150%, 05/01/2049	2,925	3,506
AEP Transmission LLC
4.000%, 12/01/2046	5,703	6,988
3.800%, 06/15/2049	2,775	3,273
Alabama Power
5.200%, 06/01/2041	155	203
4.300%, 07/15/2048	2,300	2,851
4.150%, 08/15/2044	135	159
3.850%, 12/01/2042	7,967	9,228
Ameren Illinois
3.700%, 12/01/2047	6,295	7,455
American Water Capital
4.150%, 06/01/2049	1,800	2,178
3.750%, 09/01/2047	1,750	1,993
Appalachian Power
6.700%, 08/15/2037	50	73
5.800%, 10/01/2035	125	169
4.600%, 03/30/2021	70	72
4.500%, 03/01/2049	500	632
Arizona Public Service
5.050%, 09/01/2041	50	66
4.500%, 04/01/2042	12	15
4.350%, 11/15/2045	1,735	2,207
Atmos Energy
4.125%, 10/15/2044	4,005	4,763
4.125%, 03/15/2049	3,185	3,983
Avista
4.350%, 06/01/2048	1,985	2,550
Baltimore Gas & Electric
6.350%, 10/01/2036	125	181
5.200%, 06/15/2033	1,500	1,893
3.500%, 08/15/2046	4,230	4,638
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,242	3,196
4.450%, 01/15/2049	5,060	6,466
3.800%, 07/15/2048	10,470	12,010
Black Hills
4.200%, 09/15/2046	1,100	1,297
Boston Gas
4.487%, 02/15/2042 (A)	3,472	4,308
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	2,526
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	648
4.250%, 02/01/2049	2,260	2,909
3.950%, 03/01/2048	500	596

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CenterPoint Energy Resources
6.250%, 02/01/2037	$1,095	$1,467
4.500%, 01/15/2021	40	41
Cleco Power
6.000%, 12/01/2040	1,150	1,534
Commonwealth Edison
4.700%, 01/15/2044	6,023	7,732
4.600%, 08/15/2043	2,070	2,614
4.000%, 03/01/2048	3,260	3,945
4.000%, 03/01/2049	1,455	1,737
3.750%, 08/15/2047	6,715	7,789
3.700%, 03/01/2045	9,730	11,111
3.000%, 03/01/2050	2,780	2,885
Connecticut Light & Power
4.150%, 06/01/2045	4,025	5,042
4.000%, 04/01/2048	4,747	5,992
3.200%, 03/15/2027	780	850
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,922
6.200%, 06/15/2036	65	92
5.700%, 06/15/2040	40	58
5.500%, 12/01/2039	75	103
4.650%, 12/01/2048	5,960	7,748
4.625%, 12/01/2054	2,685	3,592
4.500%, 05/15/2058	750	952
4.450%, 03/15/2044	650	820
4.125%, 05/15/2049	1,620	1,949
4.000%, 11/15/2057	4,010	4,682
3.950%, 03/01/2043	5,840	6,776
3.875%, 06/15/2047	9,283	10,841
3.850%, 06/15/2046	5,517	6,288
3.700%, 11/15/2059	2,350	2,635
Consumers Energy
4.350%, 04/15/2049	4,833	6,404
3.100%, 08/15/2050	830	895
Dominion Energy
5.250%, 08/01/2033	20	25
Dominion Energy South Carolina
5.100%, 06/01/2065	1,640	2,361
DTE Electric
3.950%, 06/15/2042	80	92
3.900%, 06/01/2021	30	31
3.700%, 03/15/2045	5,765	6,610
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	159
6.100%, 06/01/2037	1,910	2,779
6.050%, 04/15/2038	2,035	3,002
6.000%, 01/15/2038	4,366	6,411
5.300%, 02/15/2040	7,605	10,419
4.250%, 12/15/2041	2,400	2,933
4.000%, 09/30/2042	13,690	16,328
3.875%, 03/15/2046	5,590	6,583

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 06/01/2045	$200	$231
3.700%, 12/01/2047	3,360	3,846
Duke Energy Florida LLC
6.400%, 06/15/2038	3,080	4,645
4.200%, 07/15/2048	1,030	1,283
3.400%, 10/01/2046	1,315	1,419
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,675	4,993
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	6,663
6.350%, 08/15/2038	3,010	4,587
4.900%, 07/15/2043	935	1,235
3.750%, 05/15/2046	1,750	2,017
3.250%, 10/01/2049	2,170	2,321
Duke Energy Ohio
4.300%, 02/01/2049	2,795	3,486
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	3,612
4.200%, 08/15/2045	4,550	5,631
4.150%, 12/01/2044	1,250	1,515
4.100%, 05/15/2042	530	647
3.700%, 10/15/2046	650	747
3.600%, 09/15/2047	1,850	2,083
Electricite de France
6.000%, 01/22/2114 (A)	4,762	6,194
5.000%, 09/21/2048 (A)	2,415	3,140
4.950%, 10/13/2045 (A)	2,020	2,586
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,320
Entergy Louisiana LLC
4.200%, 09/01/2048	2,440	3,092
4.200%, 04/01/2050	2,290	2,854
4.000%, 03/15/2033	1,780	2,152
3.250%, 04/01/2028	3,285	3,612
Entergy Mississippi LLC
2.850%, 06/01/2028	4,135	4,391
Essential Utilities
4.276%, 05/01/2049	1,145	1,387
Evergy Metro
4.200%, 06/15/2047	500	632
4.200%, 03/15/2048	1,000	1,285
Exelon
4.950%, 06/15/2035	1,710	2,095
FirstEnergy
4.850%, 07/15/2047	35	43
Florida Power & Light
5.960%, 04/01/2039	2,495	3,755
5.690%, 03/01/2040	5,728	8,469
5.650%, 02/01/2037	1,000	1,423
4.050%, 06/01/2042	3,460	4,281
4.050%, 10/01/2044	2,715	3,311
3.990%, 03/01/2049	2,455	3,058

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.950%, 03/01/2048	$4,305	$5,321
3.800%, 12/15/2042	3,935	4,697
3.150%, 10/01/2049	2,495	2,771
Georgia Power
4.300%, 03/15/2042	6,235	7,444
4.300%, 03/15/2043	2,945	3,513
3.700%, 01/30/2050	2,745	3,104
Gulf Power
4.550%, 10/01/2044	700	837
Indiana Michigan Power
4.550%, 03/15/2046	780	1,002
4.250%, 08/15/2048	1,315	1,636
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	1,670	2,175
4.650%, 06/01/2043 (A)	4,065	5,050
International Transmission
4.625%, 08/15/2043	2,525	3,147
Jersey Central Power & Light
6.150%, 06/01/2037	775	1,102
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	4,372	5,630
Kentucky Utilities
5.125%, 11/01/2040	1,215	1,623
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,965
Louisville Gas & Electric
4.650%, 11/15/2043	3,205	4,039
MidAmerican Energy
4.800%, 09/15/2043	5,260	7,080
4.400%, 10/15/2044	7,455	9,611
4.250%, 05/01/2046	2,775	3,504
4.250%, 07/15/2049	1,500	1,928
3.950%, 08/01/2047	2,020	2,517
3.650%, 08/01/2048	4,130	4,949
3.150%, 04/15/2050	2,880	3,110
MidAmerican Energy MTN
5.800%, 10/15/2036	635	915
5.750%, 11/01/2035	640	914
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,182
National Rural Utilities Cooperative Finance
3.400%, 02/07/2028	3,065	3,442
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	3,769	4,541
4.119%, 11/28/2042 (A)	2,000	2,331
NiSource
5.950%, 06/15/2041	220	303
5.800%, 02/01/2042	900	1,187
Northern States Power
6.250%, 06/01/2036	3,755	5,609
6.200%, 07/01/2037	7,650	11,526
3.600%, 05/15/2046	500	596

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 08/15/2042	$464	$529
Oglethorpe Power
5.375%, 11/01/2040	2,590	3,387
5.250%, 09/01/2050	755	956
4.250%, 04/01/2046	1,650	1,732
4.200%, 12/01/2042	3,540	3,694
Ohio Edison
8.250%, 10/15/2038	655	1,139
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,661
Oncor Electric Delivery LLC
5.300%, 06/01/2042	1,470	2,094
5.250%, 09/30/2040	4,606	6,519
4.550%, 12/01/2041	4,750	6,229
4.100%, 11/15/2048	750	953
3.800%, 06/01/2049	4,175	5,098
PacifiCorp
6.250%, 10/15/2037	3,360	5,045
6.000%, 01/15/2039	4,955	7,279
4.100%, 02/01/2042	2,760	3,359
PECO Energy
4.800%, 10/15/2043	1,505	1,937
3.700%, 09/15/2047	290	339
Pennsylvania Electric
6.150%, 10/01/2038	100	140
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,622
3.640%, 11/01/2046	1,300	1,415
Potomac Electric Power
4.950%, 11/15/2043	950	1,217
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,649
3.950%, 06/01/2047	3,715	4,436
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,176	2,740
4.000%, 06/01/2044	695	832
3.800%, 01/01/2043	2,000	2,365
3.800%, 03/01/2046	2,000	2,395
3.650%, 09/01/2042	1,800	2,094
3.600%, 12/01/2047	5,150	6,074
3.200%, 08/01/2049	4,400	4,920
Public Service of Colorado
6.250%, 09/01/2037	1,815	2,799
4.300%, 03/15/2044	1,740	2,192
4.050%, 09/15/2049	2,080	2,585
3.950%, 03/15/2043	5,415	6,378
3.200%, 03/01/2050	1,455	1,588
Public Service of New Hampshire
3.600%, 07/01/2049	2,430	2,835
Public Service of Oklahoma
4.400%, 02/01/2021	27	28

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Puget Sound Energy
5.795%, 03/15/2040	$130	$182
4.223%, 06/15/2048	2,470	3,040
San Diego Gas & Electric
6.000%, 06/01/2026	340	417
4.100%, 06/15/2049	2,290	2,822
3.750%, 06/01/2047	2,380	2,764
Sempra Energy
4.000%, 02/01/2048	1,085	1,200
Southern California Edison
5.950%, 02/01/2038	280	397
4.650%, 10/01/2043	2,685	3,301
4.125%, 03/01/2048	6,730	7,695
4.050%, 03/15/2042	5,355	6,121
4.000%, 04/01/2047	3,595	4,108
3.650%, 03/01/2028	3,165	3,536
Southern California Gas
4.300%, 01/15/2049	1,515	1,941
4.125%, 06/01/2048	4,025	4,913
3.750%, 09/15/2042	3,005	3,315
2.550%, 02/01/2030	1,510	1,594
Southern Gas Capital
5.875%, 03/15/2041	600	843
4.400%, 06/01/2043	665	779
3.950%, 10/01/2046	400	445
3.500%, 09/15/2021	68	70
Southwest Gas
3.800%, 09/29/2046	1,025	1,190
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,723
3.850%, 02/01/2048	3,505	3,892
Southwestern Public Service
4.500%, 08/15/2041	10,725	13,730
3.750%, 06/15/2049	1,805	2,067
3.700%, 08/15/2047	5,160	5,904
Tampa Electric
4.350%, 05/15/2044	1,225	1,548
3.625%, 06/15/2050	4,195	4,943
Tucson Electric Power
4.850%, 12/01/2048	2,580	3,477
Virginia Electric & Power
8.875%, 11/15/2038	1,962	3,596
6.350%, 11/30/2037	920	1,376
4.650%, 08/15/2043	4,010	5,216
4.600%, 12/01/2048	3,310	4,343
4.450%, 02/15/2044	7,250	9,078
4.000%, 01/15/2043	300	359
4.000%, 11/15/2046	1,720	2,066
3.300%, 12/01/2049	910	979
Wisconsin Electric Power
3.650%, 12/15/2042	3,930	4,377
2.950%, 09/15/2021	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Power & Light
4.100%, 10/15/2044	$325	$386
Wisconsin Public Service
4.752%, 11/01/2044	1,725	2,290
Xcel Energy
4.800%, 09/15/2041	1,657	2,059
		720,942
Total Corporate Obligations
(Cost $3,207,797) ($ Thousands)		3,788,006

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bills (B)
1.565%, 04/14/2020	1,530	1,528
1.555%, 04/21/2020	2,265	2,261
1.542%, 03/19/2020	1,131	1,130
1.527%, 07/23/2020	2,750	2,737
1.522%, 07/16/2020	1,390	1,384
U.S. Treasury Bonds
4.500%, 05/15/2038	5,112	7,656
3.500%, 02/15/2039	24,855	33,334
2.750%, 11/15/2042	7,945	9,640
2.375%, 11/15/2049	91,540	106,734
2.250%, 08/15/2049	78,204	88,786
2.000%, 02/15/2050	26,745	28,843
U.S. Treasury Inflation-Protected Securities
0.250%, 02/15/2050	835	875
U.S. Treasury Notes
2.000%, 11/30/2022	11,800	12,155
1.875%, 10/31/2022	6,695	6,869
1.750%, 11/15/2029	26,879	28,399
1.500%, 02/15/2030	17,870	18,493
1.375%, 10/15/2022	5,260	5,327
Total U.S. Treasury Obligations
(Cost $334,835) ($ Thousands)		356,151

MUNICIPAL BONDS — 6.2%
Alabama — 0.0%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	1,010	1,195

California — 3.0%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,545	4,377
California State University, Ser B, RB
Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,375	2,975

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Build America Project, GO
7.625%, 03/01/2040	$1,870	$3,190
7.600%, 11/01/2040	410	725
7.550%, 04/01/2039	9,290	15,953
7.500%, 04/01/2034	17,535	29,066
7.300%, 10/01/2039	12,750	20,639
California State, GO
Callable 04/01/2028 @ 100
4.500%, 04/01/2033	2,000	2,389
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	1,255	1,890
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	960	1,354
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,860
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	784
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,705
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	2,226
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,201
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	2,235	3,060
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	6,000	8,823
Los Angeles, Unified School District, GO
5.755%, 07/01/2029	1,000	1,286
Regents of the University of California, Ser N, RB
3.256%, 05/15/2060	1,995	2,043
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,980	3,095
San Francisco, Public Utilities Commission Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,464
San Jose, Redevelopment Agency, Ser A-T, TA
Callable 08/01/2027 @ 100
3.375%, 08/01/2034	1,250	1,359

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Santa Clara Valley, Transportation Authority, Build America Project, RB
5.876%, 04/01/2032	$2,000	$2,567
University of California, RB
5.946%, 05/15/2045	3,000	4,442
5.770%, 05/15/2043	5,100	7,520
University of California, Ser AP, RB
3.931%, 05/15/2045	950	1,125
University of California, Ser AQ, RB
4.767%, 05/15/2115	2,701	4,065
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,221
		132,404
District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	831

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,222	3,365
6.637%, 04/01/2057	533	803
		4,168
Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	3,205	4,627

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,310	2,983

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	4,085	5,697

Michigan — 0.0%
Michigan State University, Build America Project, RB
Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,121

Missouri — 0.1%
Missouri State, Health & Educational Facilities Authority, RB
3.086%, 09/15/2051	1,555	1,757

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	$675	$833
		2,590
New Jersey — 0.2%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	2,895	5,026
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	2,000	2,352
		7,378
New York — 1.1%
Metropolitan Transportation Authority, Build America Project, RB
6.548%, 11/15/2031	1,210	1,646
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	365
4.458%, 10/01/2062	5,725	7,824
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	500	737
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	500	690
New York City, Build America Project, GO
5.985%, 12/01/2036	1,625	2,280
5.206%, 10/01/2031	750	943
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	1,226
5.882%, 06/15/2044	500	781
5.724%, 06/15/2042	3,720	5,930
5.440%, 06/15/2043	3,000	4,684
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	900	1,254
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,585	4,752
5.508%, 08/01/2037	1,890	2,659
5.267%, 05/01/2027	1,000	1,240
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,000	2,559
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	4,220	4,764
3.057%, 02/15/2034	265	299

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development, RB
5.770%, 03/15/2039	$1,970	$2,517
		47,150
Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	495
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	2,265	3,184
Ohio State University, Ser A, RB
4.048%, 12/01/2056	4,150	5,568
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	1,144
2.885%, 01/01/2032	295	322
		10,713
Pennsylvania — 0.1%
Commonwealth Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	3,468

Texas — 0.9%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,000	2,959
Dallas, Ser A, RB
2.994%, 11/01/2038	4,095	4,471
Grand Parkway, Transportation Corp, RB
5.184%, 10/01/2042	1,350	1,900
Houston, GO
3.961%, 03/01/2047	1,500	1,898
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	3,800	5,761
Texas State, Build America Project, GO
5.517%, 04/01/2039	4,350	6,557
Texas State, Build America Project, Ser A, GO
4.631%, 04/01/2033	1,500	1,886
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	1,050	1,213
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	5,025	6,392
University of Texas System, Ser S, RB
Callable 01/01/2047 @ 100
3.376%, 07/01/2047	2,010	2,447
University of Texas, RB
5.262%, 07/01/2039	4,540	6,618
		42,102

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	$475	$656

Washington — 0.2%
Washington State, Build America Project, GO
5.140%, 08/01/2040	4,495	6,334
5.040%, 08/01/2031	1,260	1,570
		7,904

Total Municipal Bonds
(Cost $232,799) ($ Thousands)		274,987

SOVEREIGN DEBT — 0.3%
Abu Dhabi Government International Bond
3.125%, 09/30/2049 (A)	955	970
Chile Government International Bond
3.500%, 01/25/2050	10,410	11,378
Israel Government International Bond
4.125%, 01/17/2048	1,490	1,841
Total Sovereign Debt
(Cost $13,177) ($ Thousands)		14,189

ASSET-BACKED SECURITY — 0.1%
Other Asset-Backed Securities — 0.1%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	3,034	3,130
Total Asset-Backed Security
(Cost $2,963) ($ Thousands)		3,130
	Shares
CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	242,720,592	242,721
Total Cash Equivalent
(Cost $242,721) ($ Thousands)		242,721

Total Investments in Securities — 104.8%
(Cost $4,034,292) ($ Thousands)		$4,679,184

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Long Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 5-Year Treasury Notes	3,088	Jul-2020	$372,732	$379,052	$6,320
U.S. Long Treasury Bond	(993)	Jun-2020	(163,304)	(169,058)	(5,754)
U.S. Ultra Long Treasury Bond	508	Jun-2020	102,422	105,410	2,988
Ultra 10-Year U.S. Treasury Notes	56	Jun-2020	8,131	8,412	281
Ultra 10-Year U.S. Treasury Notes	(584)	Jun-2020	(85,883)	(87,728)	(1,845)
			$234,098	$236,088	$1,990

Percentages are based on Net Assets of $4,464,194 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $302,297 ($ Thousands), representing 6.8% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

Cl — Class
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
Ltd. — Limited
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
TA — Tax Allocation
USD — United States Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,788,006	–	3,788,006
U.S. Treasury Obligations	–	356,151	–	356,151
Municipal Bonds	–	274,987	–	274,987
Sovereign Debt	–	14,189	–	14,189
Asset-Backed Security	–	3,130	–	3,130
Cash Equivalent	242,721	–	–	242,721
Total Investments in Securities	242,721	4,436,463	–	4,679,184

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	9,589	—	—	9,589
Unrealized Depreciation	(7,599)	—	—	(7,599)
Total Other Financial Instruments	1,990	—	—	1,990

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$52,203	$957,089	$(766,571)	$—	$—	$242,721	242,720,592	$567	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 37.5%
Communication Services — 0.4%
AT&T
2.891%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	$1,250	$1,253
Comcast
2.239%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/2020	800	802
Fox
3.666%, 01/25/2022 (A)	120	125
		2,180
Consumer Discretionary — 2.0%
Daimler Finance North America LLC
2.133%, VAR ICE LIBOR USD 3 Month+0.450%, 02/22/2021 (A)	500	501
Dollar Tree
2.536%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	362	362
Ford Motor Credit LLC
3.231%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	750	737
3.157%, 08/04/2020	950	953
General Motors
2.542%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	969	972
General Motors Financial
2.778%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	900	901
Hyundai Capital America
2.812%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	725	729
Marriott International
2.535%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	575	578
2.180%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	800	802
Nissan Motor Acceptance MTN
2.738%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (A)	1,000	1,007
2.351%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	850	851
Volkswagen Group of America Finance LLC
2.653%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	1,150	1,162
		9,555
Consumer Staples — 1.3%
Anheuser-Busch InBev Finance
3.023%, VAR ICE LIBOR USD 3 Month+1.260%, 02/01/2021	800	808

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
2.294%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020	$2,200	$2,203
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	775	792
Conagra Brands
3.800%, 10/22/2021	575	598
2.552%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	403	403
Howard University
2.801%, 10/01/2023	575	586
2.638%, 10/01/2021	240	242
Kraft Heinz Foods
2.554%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	850	846
		6,478
Energy — 2.0%
MPLX
2.985%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	1,515	1,521
2.785%, VAR ICE LIBOR USD 3 Month+0.900%, 09/09/2021	345	346
Occidental Petroleum
2.957%, VAR ICE LIBOR USD 3 Month+1.250%, 08/13/2021	400	401
2.684%, VAR ICE LIBOR USD 3 Month+0.950%, 02/08/2021	400	403
2.600%, 08/13/2021	2,080	2,107
Phillips 66
2.581%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	955	955
2.247%, VAR ICE LIBOR USD 3 Month+0.600%, 02/26/2021	665	665
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	360	368
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	2,290	2,326
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	600	602
		9,694
Financials — 21.1%
ABN AMRO Bank MTN
2.229%, VAR ICE LIBOR USD 3 Month+0.410%, 01/19/2021 (A)	950	952
AIG Global Funding
2.389%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	1,200	1,201
Ally Financial
4.125%, 03/30/2020	1,220	1,222

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aon
2.200%, 11/15/2022	$195	$200
Assurant
3.197%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	127	127
Athene Global Funding
2.959%, VAR ICE LIBOR USD 3 Month+1.140%, 04/20/2020 (A)	990	992
Bank of America
2.186%, VAR ICE LIBOR USD 3 Month+0.380%, 01/23/2022	1,200	1,203
Bank of America MTN
5.625%, 07/01/2020	2,800	2,838
2.979%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	700	711
Bank of Montreal MTN
2.334%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	2,265	2,266
Bank of New York Mellon MTN
1.950%, 08/23/2022	375	381
Bank of Nova Scotia
2.525%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	800	803
Banque Federative du Credit Mutuel
2.309%, VAR ICE LIBOR USD 3 Month+0.490%, 07/20/2020 (A)	875	877
BBVA USA
2.618%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	875	879
BPCE MTN
2.903%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	675	685
Canadian Imperial Bank of Commerce
2.365%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	700	704
2.100%, 10/05/2020	1,705	1,710
2.078%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	2,150	2,152
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	575	580
Capital One Financial
2.473%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	650	651
2.220%, VAR ICE LIBOR USD 3 Month+0.450%, 10/30/2020	725	726
Charles Schwab
2.016%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	520	521

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citibank
2.387%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	$600	$600
2.063%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	1,000	1,002
Citigroup
2.955%, VAR ICE LIBOR USD 3 Month+1.070%, 12/08/2021	595	603
2.650%, 10/26/2020	610	614
2.454%, VAR United States Secured Overnight Financing Rate+0.870%, 11/04/2022	2,530	2,545
Citizens Bank
2.457%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	1,250	1,257
2.424%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	800	805
Cooperatieve Rabobank UA
2.664%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	1,350	1,364
2.224%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	1,000	1,004
Credit Agricole MTN
2.861%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	500	501
Credit Suisse Group Funding Guernsey
3.125%, 12/10/2020	1,175	1,187
Credit Suisse NY
2.100%, 11/12/2021	915	924
2.035%, VAR United States Secured Overnight Financing Rate+0.450%, 02/04/2022	2,765	2,763
Danske Bank
5.000%, 01/12/2022 (A)	850	901
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (A)	800	811
Danske Bank MTN
2.417%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	1,250	1,250
Deutsche Bank NY
2.700%, 07/13/2020	575	577
2.617%, VAR ICE LIBOR USD 3 Month+0.815%, 01/22/2021	750	748
DNB Bank
2.279%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	875	876
Fifth Third Bank
2.234%, VAR ICE LIBOR USD 3 Month+0.440%, 07/26/2021	600	602
2.020%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	1,250	1,252

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fifth Third Bank MTN
1.800%, 01/30/2023	$250	$253
Goldman Sachs Bank
3.200%, 06/05/2020	2,050	2,059
Goldman Sachs Bank USA NY
2.183%, VAR United States Secured Overnight Financing Rate+0.600%, 05/24/2021	575	575
Goldman Sachs Group
5.750%, 01/24/2022	1,095	1,179
3.094%, VAR ICE LIBOR USD 3 Month+1.200%, 09/15/2020	2,500	2,511
2.904%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	900	910
HSBC Holdings
2.537%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	825	826
2.292%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	890	891
Huntington National Bank
2.401%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	375	375
Jackson National Life Global Funding
2.368%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,620	1,628
JPMorgan Chase
4.500%, 01/24/2022	3,910	4,121
2.980%, VAR ICE LIBOR USD 3 Month+1.205%, 10/29/2020	396	398
KeyBank
2.493%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	1,300	1,309
2.423%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	2,250	2,272
KeyCorp MTN
2.900%, 09/15/2020	1,000	1,007
Manufacturers & Traders Trust
2.302%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	1,250	1,261
2.064%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,550	1,553
Marsh & McLennan
3.500%, 12/29/2020	170	173
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	1,595	1,607
Metropolitan Life Global Funding I MTN
2.146%, VAR United States Secured Overnight Financing Rate+0.570%, 01/13/2023 (A)	825	827
Mizuho Financial Group
2.309%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	1,200	1,197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
2.999%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	$800	$805
Morgan Stanley MTN
2.750%, 05/19/2022	1,770	1,820
2.280%, VAR United States Secured Overnight Financing Rate+0.700%, 01/20/2023	1,175	1,177
MUFG Union Bank
2.485%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	1,450	1,457
National Australia Bank
1.875%, 12/13/2022	350	355
National Bank of Canada MTN
2.447%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	850	851
Nationwide Building Society
2.000%, 01/27/2023 (A)	600	607
New York Life Global Funding
2.069%, VAR ICE LIBOR USD 3 Month+0.160%, 10/01/2020 (A)	860	861
PNC Bank
2.315%, VAR ICE LIBOR USD 3 Month+0.430%, 12/09/2022	700	703
2.004%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	2,450	2,442
1.743%, VAR ICE LIBOR USD 3 Month0.000%, 02/24/2023	850	855
Regions Bank
2.207%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	600	600
Royal Bank of Canada
2.100%, 10/14/2020	3,320	3,336
Royal Bank of Canada MTN
2.160%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	810	813
Santander UK
2.200%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	850	854
2.100%, 01/13/2023	360	365
Standard Chartered
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (A)	780	790
Svenska Handelsbanken MTN
2.153%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	850	853
Toronto-Dominion Bank MTN
2.318%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	2,260	2,270
2.061%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	1,755	1,755

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
2.464%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	$650	$650
UBS
2.060%, VAR ICE LIBOR USD 3 Month+0.480%, 12/01/2020 (A)	1,000	1,002
UniCredit MTN
6.572%, 01/14/2022 (A)	515	553
US Bank
2.061%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	1,800	1,802
Wells Fargo
2.911%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	700	710
Wells Fargo MTN
2.600%, 07/22/2020	2,450	2,459
		102,244
Health Care — 3.0%
AbbVie
2.346%, VAR ICE LIBOR USD 3 Month+0.650%, 11/21/2022 (A)	800	808
2.153%, VAR ICE LIBOR USD 3 Month+0.460%, 11/19/2021 (A)	1,815	1,820
Amgen
2.181%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	1,250	1,252
Anthem
2.500%, 11/21/2020	900	905
Becton Dickinson
2.836%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	713	713
Bristol-Myers Squibb
2.550%, 05/14/2021 (A)	1,300	1,318
Cardinal Health
2.664%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	1,200	1,206
Cigna
3.200%, 09/17/2020	2,795	2,817
2.550%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021	600	600
2.250%, VAR ICE LIBOR USD 3 Month+0.350%, 03/17/2020	710	710
CVS Health
2.605%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	820	822
McKesson
3.650%, 11/30/2020	455	462
Sutter Health
2.286%, 08/15/2053	450	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UnitedHealth Group
1.901%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	$800	$799
		14,683
Industrials — 2.3%
AerCap Ireland Capital DAC
4.500%, 05/15/2021	1,010	1,044
Arconic
6.150%, 08/15/2020	891	905
Aviation Capital Group LLC
2.440%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	945	948
Caterpillar Financial Services MTN
2.165%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	2,250	2,255
DAE Funding LLC
5.250%, 11/15/2021 (A)	850	876
Equifax
2.562%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	735	739
GE Capital International Funding Unlimited
2.342%, 11/15/2020	800	802
General Electric
2.500%, 03/28/2020	720	719
2.371%, VAR ICE LIBOR USD 3 Month+0.410%, 03/28/2020	200	200
Otis Worldwide
2.069%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023 (A)	1,865	1,863
PACCAR Financial MTN
1.994%, VAR ICE LIBOR USD 3 Month+0.260%, 05/10/2021	400	401
Penske Truck Leasing LP
3.650%, 07/29/2021 (A)	575	592
		11,344
Information Technology — 1.6%
Broadcom
3.125%, 04/15/2021 (A)	3,220	3,270
Hewlett Packard Enterprise
2.620%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	600	600
2.567%, VAR ICE LIBOR USD 3 Month+0.680%, 03/12/2021	1,150	1,155
IBM Credit LLC
2.083%, VAR ICE LIBOR USD 3 Month+0.470%, 11/30/2020	1,670	1,675
Microchip Technology
3.922%, 06/01/2021	800	821
		7,521

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 0.4%
DuPont de Nemours
3.766%, 11/15/2020	$695	$703
International Flavors & Fragrances
3.400%, 09/25/2020	380	383
Syngenta Finance
3.698%, 04/24/2020 (A)	750	752
		1,838
Real Estate — 0.1%
American Tower
2.800%, 06/01/2020	643	644

Sovereign — 1.6%
European Investment Bank
1.896%, VAR United States Secured Overnight Financing Rate+0.320%, 10/08/2021	2,870	2,875
Inter-American Development Bank
1.822%, VAR United States Secured Overnight Financing Rate+0.260%, 09/16/2022	2,300	2,299
Inter-American Development Bank MTN
2.031%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	2,440	2,444
		7,618
Utilities — 1.7%
American Electric Power
2.150%, 11/13/2020	750	753
Consolidated Edison of New York
2.347%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	2,695	2,706
Dominion Energy
2.715%, 08/15/2021	155	158
2.450%, 01/15/2023 (A)	800	819
Duke Energy Progress LLC
2.065%, VAR ICE LIBOR USD 3 Month+0.180%, 09/08/2020	800	801
Duquesne Light Holdings
6.400%, 09/15/2020 (A)	1,575	1,612
Florida Power & Light
2.137%, VAR ICE LIBOR USD 3 Month+0.400%, 05/06/2022	1,300	1,298
		8,147
Total Corporate Obligations
(Cost $181,035) ($ Thousands)		181,946

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 33.1%
Automotive — 14.4%
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl A
3.380%, 12/13/2021 (A)	$38	$38
American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A
2.850%, 07/12/2022 (A)	182	183
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl A
2.440%, 12/12/2022 (A)	585	587
American Credit Acceptance Receivables Trust, Ser 2019-4, Cl A
2.180%, 02/13/2023 (A)	729	730
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl A
1.890%, 04/13/2023 (A)	685	687
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl C
2.870%, 11/08/2021	401	402
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	69	69
ARI Fleet Lease Trust, Ser 2018-A, Cl A2
2.550%, 10/15/2026 (A)	131	131
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (A)	865	873
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (A)	1,035	1,039
CarMax Auto Owner Trust, Ser 2017-1, Cl A3
1.980%, 11/15/2021	1,817	1,819
CarMax Auto Owner Trust, Ser 2018-3, Cl A2A
2.880%, 10/15/2021	224	225
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	437	440
CarMax Auto Owner Trust, Ser 2019-3, Cl A2A
2.210%, 12/15/2022	515	518
Carmax Auto Owner Trust, Ser 2019-4, Cl A2A
2.010%, 03/15/2023	2,185	2,197
CarMax Auto Owner Trust, Ser 2020-1, Cl A2
1.870%, 04/17/2023	1,660	1,671
Carvana Auto Receivables Trust, Ser 2019-4A, Cl A2
2.200%, 07/15/2022 (A)	450	452
Chesapeake Funding II LLC, Ser 2017-2A, Cl A1
1.990%, 05/15/2029 (A)	162	162
Chesapeake Funding II LLC, Ser 2017-3A, Cl A1
1.910%, 08/15/2029 (A)	187	187

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2017-3A, Cl A2
1.998%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	$488	$488
Chesapeake Funding II LLC, Ser 2017-4A, Cl A1
2.120%, 11/15/2029 (A)	258	259
Chesapeake Funding II LLC, Ser 2017-4A, Cl A2
1.998%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	1,055	1,055
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
2.028%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	553	557
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	589	603
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	1,445	1,462
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	30	30
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (A)	173	173
CPS Auto Receivables Trust, Ser 2019-C, Cl A
2.550%, 09/15/2022 (A)	444	446
CPS Auto Receivables Trust, Ser 2019-D, Cl A
2.170%, 12/15/2022 (A)	499	501
CPS Auto Receivables Trust, Ser 2020-A, Cl A
2.090%, 05/15/2023 (A)	634	636
CPS Auto Trust, Ser 2018-C, Cl A
2.870%, 09/15/2021 (A)	10	10
Credit Acceptance Auto Loan Trust, Ser 2017-2A, Cl A
2.550%, 02/17/2026 (A)	209	210
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (A)	668	670
Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A
3.010%, 02/16/2027 (A)	495	498
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (A)	500	508
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (A)	310	313
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	1,150	1,163

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/2022	$396	$396
Drive Auto Receivables Trust, Ser 2019-2, Cl A2A
2.930%, 03/15/2022	76	76
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	410	412
Drive Auto Receivables Trust, Ser 2019-4, Cl A2A
2.320%, 06/15/2022	336	336
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	870	880
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	535	539
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	286	287
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	975	985
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (A)	367	369
DT Auto Owner Trust, Ser 2019-4A, Cl A
2.170%, 05/15/2023 (A)	1,977	1,984
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (A)	420	421
Enterprise Fleet Financing LLC, Ser 2017-1, Cl A3
2.600%, 07/20/2022 (A)	954	958
Enterprise Fleet Financing LLC, Ser 2017-2, Cl A2
1.970%, 01/20/2023 (A)	48	48
Enterprise Fleet Financing LLC, Ser 2018-2, Cl A2
3.140%, 02/20/2024 (A)	1,278	1,293
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	1,133	1,152
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	790	800
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A1
1.690%, 02/22/2021 (A)	921	921
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (A)	163	163
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl A
2.590%, 09/15/2022 (A)	251	251

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl A
2.180%, 01/17/2023 (A)	$730	$732
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl B
2.300%, 12/15/2023 (A)	1,150	1,160
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl A
2.050%, 06/15/2023 (A)	510	511
First Investors Auto Owner Trust, Ser 2018-1A, Cl A1
2.840%, 05/16/2022 (A)	3	3
First Investors Auto Owner Trust, Ser 2019-1A, Cl A
2.890%, 03/15/2024 (A)	188	190
First Investors Auto Owner Trust, Ser 2019-2A, Cl A
2.210%, 09/16/2024 (A)	706	711
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	233	234
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	519	525
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	262	265
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	781	789
Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/2024 (A)	697	702
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (A)	820	823
Ford Credit Auto Lease Trust, Ser 2019-B, Cl A2A
2.280%, 02/15/2022	695	698
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A2
1.800%, 07/15/2022	520	523
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (A)	885	888
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (A)	730	733
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (A)	570	574
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (A)	573	577
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (A)	675	677

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	$222	$223
GLS Auto Receivables Trust, Ser 2018-2A, Cl A
3.250%, 04/18/2022 (A)	159	159
GLS Auto Receivables Trust, Ser 2019-2A, Cl A
3.060%, 04/17/2023 (A)	482	486
GM Financial Automobile Leasing Trust, Ser 2019-3, Cl A3
2.030%, 06/20/2022	700	707
GM Financial Automobile Leasing Trust, Ser 2019-4, Cl A2A
1.840%, 11/16/2022	850	852
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	900	918
Harley-Davidson Motorcycle Trust, Ser 2020-A, Cl A2A
1.830%, 01/17/2023	1,170	1,176
Hertz Fleet Lease Funding, Ser 2019-1, Cl A1
2.141%, VAR ICE LIBOR USD 1 Month+0.470%, 01/10/2033 (A)	969	970
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (A)	1,085	1,098
Mercedes-Benz Auto Lease Trust, Ser 2019-A, Cl A3
3.100%, 11/15/2021	465	471
Mercedes-Benz Auto Lease Trust, Ser 2020-A, Cl A2
1.820%, 03/15/2022	295	296
Mercedes-Benz Auto Receivables Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	861	861
Nissan Auto Lease Trust, Ser 2019-A, Cl A2
2.710%, 07/15/2021	439	441
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A
2.270%, 10/15/2021	844	848
Nissan Auto Lease Trust, Ser 2020-A, Cl A2A
1.800%, 05/16/2022	680	684
Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A2A
2.760%, 07/15/2021	131	131
Prestige Auto Receivables Trust, Ser 2018-1A, Cl A2
2.970%, 12/15/2021 (A)	128	128
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (A)	849	852
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	234	234

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Retail Auto Lease Trust, Ser 2019-C, Cl A2A
1.890%, 09/20/2022 (A)	$1,150	$1,156
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	750	762
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	1,262	1,282
Tesla Auto Lease Trust, Ser 2019-A, Cl A2
2.130%, 04/20/2022 (A)	2,275	2,297
Tidewater Auto Receivables Trust, Ser 2018-AA, Cl A2
3.120%, 07/15/2022 (A)	99	99
United Auto Credit Securitization Trust, Ser 2019-1, Cl A
2.820%, 07/12/2021 (A)	309	310
USAA Auto Owner Trust, Ser 2019-1, Cl A2
2.260%, 02/15/2022	529	531
Volkswagen Auto Lease Trust, Ser 2019-A, Cl A2A
2.000%, 03/21/2022	810	815
Westlake Automobile Receivables Trust, Ser 2017-2A, Cl D
3.280%, 12/15/2022 (A)	1,125	1,139
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	4	4
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2
2.150%, 02/15/2023 (A)	720	725
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	1,575	1,599
Wheels SPV 2 LLC, Ser 2017-1A, Cl A2
1.880%, 04/20/2026 (A)	12	12
Wheels SPV 2 LLC, Ser 2018-1A, Cl A2
3.060%, 04/20/2027 (A)	157	158
World Omni Auto Receivables Trust, Ser 2019-A, Cl A2
3.020%, 04/15/2022	509	512
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	465	475
World Omni Select Auto Trust, Ser 2019-A, Cl A2A
2.060%, 08/15/2023	760	764
		69,753
Credit Cards — 2.0%
BA Credit Card Trust, Ser 2018-A1, Cl A1
2.700%, 07/17/2023	850	861

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	$310	$314
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/15/2024 (A)	835	846
Penarth Master Issuer, Ser 2018-1A, Cl A1
2.039%, VAR ICE LIBOR USD 1 Month+0.380%, 03/18/2022 (A)	1,220	1,220
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	1,690	1,750
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	1,700	1,717
Synchrony Credit Card Master Note Trust, Ser 2018-1, Cl A
2.970%, 03/15/2024	710	722
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
2.096%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	1,100	1,103
Trillium Credit Card Trust II, Ser 2020-1A, Cl A
1.986%, VAR ICE LIBOR USD 1 Month+0.370%, 12/27/2024 (A)	1,065	1,064
		9,597
Mortgage Related Securities — 0.0%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
2.307%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	149	149

Other Asset-Backed Securities — 16.7%
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(C)	543	549
Ally Master Owner Trust, Ser 2018-2, Cl A
3.290%, 05/15/2023	1,055	1,078
ALM VI, Ser 2018-6A, Cl A1B3
3.031%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	975	973
Apidos CLO XII, Ser 2018-12A, Cl AR
2.911%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	925	922
Atlas Senior Loan Fund IX LLC, Ser 2018-9A, Cl A
2.689%, VAR ICE LIBOR USD 3 Month+0.870%, 04/20/2028 (A)	1,375	1,370
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (A)	265	266
Avant Loans Funding Trust, Ser 2019-B, Cl A
2.720%, 10/15/2026 (A)	726	729

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Barings BDC Static CLO, Ser 2019-1A, Cl A1
2.851%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (A)	$885	$881
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(C)	483	493
BlueMountain CLO, Ser 2018-2A, Cl A1R
2.749%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (A)	1,275	1,271
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl AR
2.709%, VAR ICE LIBOR USD 3 Month+0.890%, 01/18/2029 (A)	335	333
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
2.806%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	1,000	990
CIFC Funding, Ser 2017-1A, Cl A1R
3.093%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	1,060	1,060
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(C)	996	1,011
CNH Equipment Trust, Ser 2019-C, Cl A2
1.990%, 03/15/2023	2,940	2,954
Cole Park CLO, Ser 2018-1A, Cl AR
2.869%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	1,150	1,149
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
2.944%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	720	720
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (A)	1,185	1,189
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
2.557%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	203	203
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2
2.770%, 04/15/2021 (A)	195	195
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	57	57
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (A)	295	297
DLL LLC, Ser 2019-MT3, Cl A2
2.130%, 01/20/2022 (A)	1,125	1,131
GreatAmerica Leasing Receivables Funding LLC, Ser 2020-1, Cl A2
1.760%, 06/15/2022 (A)	915	919

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HPEFS Equipment Trust, Ser 2019-1A, Cl A2
2.190%, 09/20/2029 (A)	$2,005	$2,012
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (A)	490	491
John Deere Owner Trust, Ser 2019-B, Cl A2
2.280%, 05/16/2022	975	980
KKR CLO, Ser 2018-21, Cl A
2.831%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	775	768
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.079%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	106	106
Madison Park Funding XXX, Ser 2018-30A, Cl A
2.581%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (A)	1,350	1,336
Magnetite VII, Ser 2018-7A, Cl A1R2
2.631%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	1,250	1,240
Magnetite VIII, Ser 2018-8A, Cl AR2
2.811%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	682
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028 (A)	14	14
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	221	224
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	737	746
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	519	525
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	608	613
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	837	843
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (A)	330	331
Mercedes-Benz Master Owner Trust, Ser 2019-AA, Cl A
2.008%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (A)	1,405	1,407
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(C)	494	503
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (A)(C)	518	524
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A5
2.570%, 06/09/2033 (A)	110	110
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A3
2.040%, 02/16/2022 (A)	188	189

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2019-A, Cl A2
2.840%, 01/10/2022 (A)	$739	$743
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (A)	415	418
Morgan Stanley Capital 1 Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034 (A)	109	110
Nationstar HECM Loan Trust, Ser 2018-2A, Cl A
3.188%, 07/25/2028 (A)(C)	69	69
Nationstar HECM Loan Trust, Ser 2019-1A, Cl A
2.651%, 06/25/2029 (A)(C)	191	192
Nationstar HECM Loan Trust, Ser 2019-2A, Cl A
2.272%, 11/25/2029 (A)(C)	276	277
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A1
2.180%, 08/15/2068 (A)	2,094	2,104
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A1
1.800%, 01/15/2069 (A)	1,375	1,380
Navient Student Loan Trust, Ser 2017-3A, Cl A1
1.927%, VAR ICE LIBOR USD 1 Month+0.300%, 07/26/2066 (A)	0	–
Navient Student Loan Trust, Ser 2018-1A, Cl A2
1.977%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	716	716
Navient Student Loan Trust, Ser 2019-2A, Cl A1
1.897%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	496	496
Navistar Financial Dealer Note Master Owner Trust II, Ser 2019-1, Cl A
2.267%, VAR ICE LIBOR USD 1 Month+0.640%, 05/25/2024 (A)	1,600	1,604
New Residential Advance Receivables Trust Advance Receivables Backed, Ser 2019-T5, Cl AT5
2.425%, 10/15/2051 (A)	575	581
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054 (A)	548	551
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A1
2.338%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	1,530	1,533

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
2.308%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	$1,140	$1,142
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	389	392
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, Cl A
3.265%, 02/25/2023 (A)	244	245
NYCTL Trust, Ser 2018-A, Cl A
3.220%, 11/10/2031 (A)	465	470
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (A)	561	567
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
2.607%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (A)	105	105
OCP CLO, Ser 2017-8A, Cl A1R
2.686%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	388	388
OnDeck Asset Securitization Trust II LLC, Ser 2019-1A, Cl A
2.650%, 11/18/2024 (A)	710	722
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	340	342
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	395	404
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	800	817
OZLM VII, Ser 2018-7RA, Cl A1R
2.846%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	965	960
OZLM XII, Ser 2018-12A, Cl A1R
2.820%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	650	650
Palmer Square CLO, Ser 2018-3A, Cl A2
3.042%, VAR ICE LIBOR USD 3 Month+1.350%, 08/15/2026 (A)	820	819
PFS Financing, Ser 2017-BA, Cl A2
2.220%, 07/15/2022 (A)	500	500
PRPM LLC, Ser 2018-1A, Cl A1
3.750%, 04/25/2023 (A)(C)	347	349
Regional Management Issuance Trust, Ser 2018-1, Cl A
3.830%, 07/15/2027 (A)	470	474
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%, 11/15/2028 (A)	175	177

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
RMF Buyout Issuance Trust, Ser 2019-1, Cl A
2.475%, 07/25/2029 (A)(C)	$524	$525
Shackleton CLO, Ser 2018-6RA, Cl A
2.856%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	725	725
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.884%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	46	46
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.174%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	753	754
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.147%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	53	53
SMB Private Education Loan Trust, Ser 2020-A, Cl A1
1.980%, VAR ICE LIBOR USD 1 Month+0.300%, 03/15/2027 (A)	1,680	1,681
SoFi Consumer Loan Program LLC, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (A)	174	175
SoFi Consumer Loan Program LLC, Ser 2016-3, Cl A
3.050%, 12/26/2025 (A)	188	188
SoFi Consumer Loan Program LLC, Ser 2017-1, Cl A
3.280%, 01/26/2026 (A)	229	230
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A1
3.200%, 08/25/2027 (A)	19	19
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl A
3.240%, 02/25/2028 (A)	932	941
SoFi Consumer Loan Program Trust, Ser 2019-2, Cl A
3.010%, 04/25/2028 (A)	666	672
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	1,569	1,586
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	2,419	2,442
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A
2.020%, 01/25/2029 (A)	1,580	1,585
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	2,274	2,291
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	249	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Symphony CLO XIV, Ser 2019-14A, Cl AR
2.788%, VAR ICE LIBOR USD 3 Month+0.950%, 07/14/2026 (A)	$1,072	$1,072
Towd Point Mortgage Trust, Ser 2015-2, Cl 2A11
3.000%, 11/25/2057 (A)(C)	223	224
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(C)	108	108
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(C)	120	120
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(C)	110	112
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(C)	245	246
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(C)	405	407
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(C)	1,453	1,483
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(C)	1,397	1,420
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(C)	326	334
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.227%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	790	789
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(C)	259	265
Transportation Finance Equipment Trust, Ser 2019-1, Cl A2
1.900%, 01/24/2022 (A)	2,340	2,349
Tryon Park CLO, Ser 2018-1A, Cl A1SR
2.721%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	1,201	1,194
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	300	301
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	825	836
VOLT LXIV LLC, Ser 2017-NP11, Cl A1
3.375%, 10/25/2047 (A)	297	298
Voya CLO, Ser 2017-1A, Cl A1R
2.719%, VAR ICE LIBOR USD 3 Month+0.900%, 01/18/2029 (A)	420	418
Voya CLO, Ser 2017-3A, Cl A1R
2.514%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	377	376
		81,195
Total Asset-Backed Securities
(Cost $159,845) ($ Thousands)		160,694

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 17.6%
Agency Mortgage-Backed Obligations — 6.9%
FHLMC
2.500%, 11/01/2027 to 12/01/2027	$1,592	$1,642
1.550%, 08/26/2021	1,250	1,250
FHLMC ARM
4.338%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.019%, 02/01/2030	17	17
4.054%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.922%, 02/01/2022	3	3
FHLMC CMO, Ser 2010-3714, Cl TW
4.000%, 07/15/2020	245	245
FHLMC CMO, Ser 2011-3896, Cl PA
4.000%, 03/15/2040	188	195
FHLMC CMO, Ser 2011-3903, Cl QC
2.250%, 03/15/2041	268	272
FHLMC CMO, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	981	1,005
FHLMC CMO, Ser 2014-4323, Cl GA
3.000%, 06/15/2040	499	509
FHLMC CMO, Ser 2014-4323, Cl CA
4.000%, 03/15/2040	167	172
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	1,185	1,209
FHLMC CMO, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	1,451	1,493
FHLMC CMO, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	858	883
FHLMC CMO, Ser 2014-4390, Cl NC
3.000%, 05/15/2039	678	697
FHLMC Multifamily Structured Pass Through Certificates, Ser K016, Cl A2
2.968%, 10/25/2021	609	620
FHLMC Multifamily Structured Pass Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	1,663	1,694
FHLMC Multifamily Structured Pass Through Certificates, Ser KI03, Cl A
1.912%, VAR LIBOR USD 1 Month+0.250%, 02/25/2023	161	161
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	118	118
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.812%, 05/25/2048 (A)(C)	338	340
FNMA
6.000%, 01/01/2027 to 04/01/2040	167	195
5.500%, 12/01/2023 to 12/01/2024	455	470
5.000%, 02/01/2023 to 03/01/2025	113	120

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
4.965%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	$6	$6
4.351%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.088%, 05/01/2028	1	1
4.307%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.312%, 11/01/2023	1	1
4.226%, VAR ICE LIBOR USD 6 Month+1.772%, 09/01/2024	8	8
4.067%, VAR ICE LIBOR USD 6 Month+1.834%, 09/01/2024	18	18
3.815%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	1	1
3.303%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	–	1
FNMA CMO, Ser 2011-18, Cl LA
4.000%, 08/25/2039	225	232
FNMA CMO, Ser 2011-24, Cl PC
4.000%, 10/25/2039	479	485
FNMA CMO, Ser 2011-87, Cl JA
3.000%, 06/25/2040	972	992
FNMA CMO, Ser 2012-136, Cl DC
1.750%, 09/25/2041	2,878	2,890
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	718	724
FNMA CMO, Ser 2012-6, Cl E
3.000%, 05/25/2037	1,323	1,345
FNMA CMO, Ser 2013-100, Cl CA
4.000%, 03/25/2039	185	189
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	136	142
FNMA CMO, Ser 2014-39, Cl AB
3.000%, 09/25/2039	279	281
FNMA CMO, Ser 2015-46, Cl BA
3.000%, 05/25/2041	823	851
FNMA CMO, Ser 2016-32, Cl EA
3.500%, 08/25/2042	817	845
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	321	327
FNMA, Ser 2017-M13, Cl FA
2.164%, VAR LIBOR USD 1 Month+0.400%, 10/25/2024	352	352
FNMA, Ser M4, Cl 1A2
2.976%, 04/25/2022 (C)	257	263
FREMF Mortgage Trust, Ser K12, Cl B
4.345%, 01/25/2046 (A)(C)	1,435	1,462
GNMA CMO, Ser 2010-151, Cl KA
3.000%, 09/16/2039	155	160

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-7, Cl MD
3.500%, 11/20/2038	$960	$969
GNMA CMO, Ser 2013-124, Cl CP
2.500%, 06/20/2041	456	461
GNMA CMO, Ser 2013-190, Cl GA
2.500%, 11/20/2038	1,907	1,944
GNMA CMO, Ser 2015-119, Cl TG
1.800%, 05/20/2041	2,440	2,450
GNMA CMO, Ser 2015-56, Cl LB
1.500%, 04/16/2040	1,431	1,434
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	273	276
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
2.116%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	1,219	1,221

		33,641
Non-Agency Mortgage-Backed Obligations — 10.7%
Angel Oak Mortgage Trust I LLC, Ser 2017-2, Cl A1
2.478%, 07/25/2047 (A)(C)	128	128
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(C)	305	310
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(C)	720	733
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(C)	1,150	1,168
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(C)	701	707
Angel Oak Mortgage Trust LLC, Ser 2017-1, Cl A1
2.810%, 01/25/2047 (A)(C)	22	23
Angel Oak Mortgage Trust LLC, Ser 2017-3, Cl A1
2.708%, 11/25/2047 (A)(C)	93	93
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(C)	179	180
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(C)	582	589
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, Cl A
2.509%, VAR LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	1,150	1,146
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.388%, 07/25/2035 (C)	93	93

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.900%, 11/25/2035 (C)	$11	$11
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
2.509%, VAR LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	1,250	1,247
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.350%, 06/25/2035 (C)	54	55
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
4.324%, 08/25/2035 (C)	98	99
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A2
3.817%, 10/26/2048 (A)	994	1,007
Bunker Hill Loan Depositary Trust, Ser 2019-1, Cl A1
3.613%, 10/26/2048 (A)	234	237
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
2.409%, VAR LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	283	283
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
2.579%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	955	960
BX Commercial Mortgage Trust, Ser XL, Cl B
2.739%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (A)	621	622
CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Cl A
2.449%, VAR LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	457	457
CHC Commercial Mortgage Trust, Ser CHC, Cl A
2.779%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	920	920
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
2.167%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	16	16
CHL Mortgage Pass-Through Trust, Ser 2005-HY10, Cl 3A1A
3.766%, 02/20/2036 (C)	1	1
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(C)	660	670
Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Cl A
2.579%, VAR LIBOR USD 1 Month+0.920%, 12/15/2036 (A)	1,150	1,149

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.656%, 09/25/2034 (C)	$17	$18
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.081%, 03/25/2036 (C)	78	72
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058 (A)(C)	466	485
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049 (A)(C)	251	252
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(C)	103	103
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(C)	296	297
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(C)	712	715
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(C)	527	534
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(C)	216	220
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(C)	221	225
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/2050 (A)(C)	577	584
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	54	54
COMM Mortgage Trust, Ser CR22, Cl A2
2.856%, 03/10/2048	324	324
COMM Mortgage Trust, Ser CR23, Cl A2
2.852%, 05/10/2048	689	689
COMM Mortgage Trust, Ser CR27, Cl A2
2.223%, 10/10/2048	870	872
COMM Mortgage Trust, Ser LC17, Cl A2
3.164%, 10/10/2047	57	57
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
2.639%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (A)	745	745
Credit Suisse Mortgage Capital Certificates, Ser ICE4, Cl B
2.889%, VAR LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	1,150	1,153
Deephaven Residential Mortgage Trust, Ser 2017-1A, Cl A1
2.725%, 12/26/2046 (A)(C)	36	36
Deephaven Residential Mortgage Trust, Ser 2017-2A, Cl A1
2.453%, 06/25/2047 (A)(C)	98	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2017-3A, Cl A1
2.577%, 10/25/2047 (A)(C)	$103	$103
Deephaven Residential Mortgage Trust, Ser 2018-1A, Cl A1
2.976%, 12/25/2057 (A)(C)	177	177
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/2058 (A)(C)	386	385
Deephaven Residential Mortgage Trust, Ser 2018-3A, Cl A1
3.789%, 08/25/2058 (A)(C)	478	482
Deephaven Residential Mortgage Trust, Ser 2019-3A, Cl A1
2.964%, 07/25/2059 (A)(C)	616	621
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (A)(C)	652	656
FDIC Guaranteed Notes Trust, Ser 2010-S4, Cl A
2.454%, VAR LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	833	836
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.277%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	79	79
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M2
4.477%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	598	604
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M3
5.427%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	550	563
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
4.427%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	386	387
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
4.527%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028	217	217
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M2
3.627%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	39	39
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, Cl M1
2.827%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	174	174

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Finance of America Structured Securities Trust, Ser 2019-HB1, Cl A
3.279%, 04/25/2029 (A)(C)	$245	$245
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(C)	238	240
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
7.527%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	1,124	1,214
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M1
2.777%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	37	37
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
2.477%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	927	927
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.883%, 11/19/2035 (C)	134	130
GS Mortgage Securities II, Ser 2015-GC30, Cl A2
2.726%, 05/10/2050	110	110
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	97	97
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A2
2.898%, 02/10/2048	51	51
GS Mortgage Securities Trust, Ser 2017-500K, Cl A
2.359%, VAR LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	665	664
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
4.578%, 07/25/2035 (C)	153	130
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
4.247%, 05/25/2037 (C)	137	115
Impac CMB Trust, Ser 2004-9, Cl 1A1
2.387%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	37	37
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.147%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	47	46
Impac CMB Trust, Ser 2005-3, Cl A1
2.107%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	45	44
Impac CMB Trust, Ser 2005-5, Cl A1
2.267%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	36	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-8, Cl 1A
2.147%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	$119	$118
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A2
2.773%, 10/15/2048	409	409
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A2
2.921%, 05/15/2048	1,091	1,092
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-UES, Cl A
2.933%, 09/05/2032 (A)	1,350	1,352
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.193%, 08/25/2035 (C)	51	51
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.032%, 05/25/2037 (C)	82	78
JPMorgan Mortgage Trust, Ser 2014-1, Cl 2A5
3.500%, 01/25/2044 (A)(C)	356	357
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
2.411%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	478	478
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
2.459%, VAR LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	290	290
LSTAR Securities Investment, Ser 2019-4, Cl A1
3.155%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (A)	708	718
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
1.897%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	7	7
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.156%, 06/25/2037 (C)	119	102
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(C)	255	262
MFA Trust, Ser 2017-RPL1, Cl A1
2.588%, 02/25/2057 (A)(C)	135	135
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(C)	279	289
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058 (A)(C)	887	921
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A3
3.669%, 02/15/2047	1,149	1,162

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust, Ser 2005-5, Cl A1
2.147%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	$122	$122
MTRO Commercial Mortgage Trust, Ser TECH, Cl A
2.559%, VAR LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	775	774
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	727	729
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(C)	329	349
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(C)	758	801
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(C)	351	368
OBX Trust, Ser 2018-1, Cl A2
2.277%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	75	75
OBX Trust, Ser 2018-EXP2, Cl 2A1A
2.377%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	584	585
OBX Trust, Ser 2019-INV1, Cl A8
4.000%, 11/25/2048 (A)(C)	590	594
Paragon Mortgages, Ser 2006-12A, Cl A2C
1.912%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	108	104
Paragon Mortgages, Ser 2007-15A, Cl A2C
2.114%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	251	243
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.196%, 07/27/2037 (C)	117	106
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 02/25/2024 (A)(C)	324	327
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(C)	536	538
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.187%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	13	13
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/2047 (A)(C)	765	772
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A11
4.000%, 08/25/2048 (A)(C)	112	113
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(C)	415	433

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SG Residential Mortgage Trust, Ser 2018-1, Cl A1
3.425%, 04/27/2048 (A)(C)	$238	$239
Spruce Hill Mortgage Loan Trust, Ser 2019-SH1
3.265%, 04/29/2049 (A)	396	400
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(C)	648	653
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(C)	120	120
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(C)	442	447
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 05/25/2059 (A)(C)	425	429
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (A)(C)	298	301
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.668%, 03/25/2036 (C)	155	152
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	620	646
Wells Fargo Commercial Mortgage Trust, Ser NXS2, Cl A2
3.020%, 07/15/2058	1,098	1,105
Wells Fargo Commercial Mortgage Trust, Ser RC1, Cl A2
3.118%, 01/15/2060	855	878
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(C)	262	265
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl A2
2.927%, 03/15/2046	9	9
WinWater Mortgage Loan Trust, Ser 2015-5, Cl A5
3.500%, 08/20/2045 (A)(C)	1,395	1,409

		51,803
Total Mortgage-Backed Securities
(Cost $84,710) ($ Thousands)		85,444

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Notes
2.125%, 01/31/2021	15,385	15,525
1.750%, 09/30/2022	4,880	4,988
1.650%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	1,500	1,501

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.626%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	$450	$450
1.375%, 08/31/2020	800	800
1.250%, 10/31/2021	7,120	7,156
Total U.S. Treasury Obligations
(Cost $30,178) ($ Thousands)		30,420

COMMERCIAL PAPER (B) — 1.6%
Brookfield US Holdings Inc
1.720%, 03/04/2020	1,500	1,499
Compass Group PLC
1.751%, 03/02/2020	450	450
1.701%, 03/04/2020	1,500	1,500
National Rural Utilities
1.561%, 03/05/2020	1,600	1,599
Total Capital
1.650%, 03/02/2020 (A)	1,500	1,500
Walmart Stores Inc
1.530%, 03/02/2020	1,500	1,500
Total Commercial Paper
(Cost $8,049) ($ Thousands)		8,048

SOVEREIGN DEBT — 1.0%
Province of Ontario Canada
2.550%, 02/12/2021	1,750	1,772
Province of Quebec Canada
2.375%, 01/31/2022	2,950	3,023
Total Sovereign Debt
(Cost $4,721) ($ Thousands)		4,795

MUNICIPAL BONDS — 0.9%
California — 0.5%
Bay Area, Toll Authority, Sub-Ser, RB
2.075%, 04/01/2021	1,405	1,417
California State, GO
Callable 10/01/2021 @ 100
2.442%, 04/01/2047 (D)	1,150	1,160
		2,577
New Jersey — 0.3%
Atlantic County, Improvement Authority, RB
3.250%, 06/17/2020	890	894

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Jersey City, Ser A, GO
1.908%, 09/01/2020	$720	$721
		1,615
Texas — 0.1%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (D)	375	377

Total Municipal Bonds
(Cost $4,540) ($ Thousands)		4,569

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
FHLMC CMO, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	870	888
FHLMC CMO, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	855	867
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	11	11
FNMA CMO, Ser 2001-33, Cl FA
2.077%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2031	6	6
FNMA CMO, Ser 2002-64, Cl FG
1.909%, VAR ICE LIBOR USD 1 Month+0.250%, 10/18/2032	2	2
FNMA CMO, Ser 2012-63, Cl FE
2.027%, VAR ICE LIBOR USD 1 Month+0.400%, 06/25/2038	234	234
GNMA CMO, Ser 2010-81, Cl PM
3.750%, 04/20/2039	414	418
GNMA CMO, Ser 2012-31, Cl KA
1.500%, 12/20/2038	751	755

Total U.S. Government Agency Obligations
(Cost $3,142) ($ Thousands)		3,181

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	3,727,287	3,727
Total Cash Equivalent
(Cost $3,727) ($ Thousands)		3,727

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 0.7%
BNP Paribas
1.600%, dated 02/28/20, to be repurchased on 03/02/20, repurchase price $3,264,008 (collateralized by U.S. Government and Treasury obligations, ranging in par value $100 - $3,018,400, 0.000% - 4.500%, 07/30/2020 – 02/15/2036; total market value $3,253,956) (E)	$3,200	$3,200
Total Repurchase Agreement
(Cost $3,200) ($ Thousands)		3,200

Total Investments in Securities — 100.1%
(Cost $483,147) ($ Thousands)		$486,024

A list of the open futures contracts held by the Fund at February 29, 2020, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
U.S. 2-Year Treasury Note	120	Jul-2020	$25,996	$26,199	$203
U.S. 5-Year Treasury Note	24	Jul-2020	2,909	2,946	37
U.S. 10-Year Treasury Note	(38)	Jun-2020	(5,040)	(5,121)	(81)
U.S. Long Treasury Bond	(1)	Jun-2020	(166)	(170)	(4)
			$23,699	$23,854	$155

Percentages are based on Net Assets of $485,472 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $209,307 ($ Thousands), representing 43.1% of the Net Assets of the Fund.

(B)	Rate shown is the effective yield at time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(E)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
FDIC — Federal Deposit Insurance Corporation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
NCUA — National Credit Union Association
PLC — Public Limited Company
RB — Revenue Bond
USD — United States Dollar
VAR — Variable Rate

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Ultra Short Duration Bond Fund (Concluded)

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	181,946	–	181,946
Asset-Backed Securities	–	160,694	–	160,694
Mortgage-Backed Securities	–	85,444	–	85,444
U.S. Treasury Obligations	–	30,420	–	30,420
Commercial Paper	–	8,048	–	8,048
Sovereign Debt	–	4,795	–	4,795
Municipal Bonds	–	4,569	–	4,569
U.S. Government Agency Obligations	–	3,181	–	3,181
Cash Equivalent	3,727	–	–	3,727
Repurchase Agreement	–	3,200	–	3,200
Total Investments in Securities	3,727	482,297	–	486,024

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	240	–	–	240
Unrealized Depreciation	(85)	–	–	(85)
Total Other Financial Instruments	155	–	–	155

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Security Description	Value at 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,371	$144,441	$(143,085)	$—	$—	$3,727	3,727,287	$45	$—

The following is a summary of the transactions with affiliates for the period ended February 29, 2020:

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 96.2%
Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	579	$707

Angola — 1.0%
Angola Via Avenir II BV MTN
9.713%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		$5,762	6,240
Angolan Government International Bond
9.375%, 05/08/2048		6,115	6,218
9.375%, 05/08/2048 (A)		882	897
8.250%, 05/09/2028		1,118	1,147
Angolan Government International Bond MTN
9.125%, 11/26/2049		1,022	1,009
9.125%, 11/26/2049 (A)		5,083	5,016
8.000%, 11/26/2029 (A)		959	961
8.000%, 11/26/2029		253	253
Republic of Angola Via Avenir II BV MTN
6.388%, VAR ICE LIBOR USD 6 Month+4.500%, 12/07/2023		864	845
			22,586
Argentina — 1.4%
Adecoagro
6.000%, 09/21/2027 (A)		1,555	1,524
Argentina POM Politica Monetaria
82.597%, VAR Argentina Central Bank 7 Day Repo Rate0.000%, 06/21/2020	ARS	1,424	15
Argentina Treasury Bond BONCER
2.500%, 07/22/2021		1,668	57
Argentine Bonos del Tesoro
18.200%, 10/03/2021		8,653	70
Argentine Republic Government International Bond
8.280%, 12/31/2033		$–	–
7.820%, 12/31/2033	EUR	24,651	13,775
7.820%, 12/31/2033		295	165
6.875%, 04/22/2021		$1,817	904
6.875%, 01/26/2027		482	203
5.875%, 01/11/2028		6,121	2,464
5.625%, 01/26/2022		1,092	508
5.250%, 01/15/2028		200	86
5.000%, 01/15/2027	EUR	603	259
4.625%, 01/11/2023		$2,859	1,229
3.380%, 4.740%, 03/31/2029, 12/31/2038 (B)	EUR	8,612	3,662
3.380%, 4.740%, 03/31/2029, 12/31/2038 (B)		1,468	625
3.375%, 01/15/2023		990	457
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	23,483	649

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bonos De La Nacion Argentina En Moneda Dua
4.500%, 09/30/2020		$2,162	$1,049
Ciudad Autonoma De Buenos Aires
62.712%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	28,160	297
Provincia de Buenos Aires
7.875%, 06/15/2027		$454	173
5.375%, 01/20/2023	EUR	910	402
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$709	525
Rio Energy
6.875%, 02/01/2025 (A)		1,522	949
YPF MTN
63.188%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/2020		536	127
			30,174
Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		1,055	1,070

Azerbaijan — 1.1%
Azerbaijan International Bond
5.125%, 09/01/2029		2,772	3,011
4.750%, 03/18/2024		200	214
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		2,102	2,509
6.875%, 03/24/2026		7,828	9,342
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		1,242	1,528
6.950%, 03/18/2030		3,691	4,540
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		2,290	2,405
4.750%, 03/13/2023		1,279	1,343
			24,892
Bahrain — 0.5%
Bahrain Government International Bond
7.500%, 09/20/2047 (A)		692	806
7.000%, 01/26/2026 (A)		400	461
7.000%, 10/12/2028 (A)		984	1,138
7.000%, 10/12/2028		1,201	1,389
6.750%, 09/20/2029 (A)		510	580
6.125%, 08/01/2023		849	928
5.625%, 09/30/2031 (A)		2,596	2,690
5.625%, 09/30/2031		400	414
Oil and Gas Holding BSCC
8.375%, 11/07/2028		825	995
8.375%, 11/07/2028 (A)		810	977

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.625%, 11/07/2024 (A)		$1,142	$1,311
			11,689
Belarus — 0.1%
Belarus Government International Bond
7.625%, 06/29/2027		385	440
6.875%, 02/28/2023 (A)		694	743
6.200%, 02/28/2030		505	541
			1,724
Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2034		1,517	971

Benin — 0.1%
Benin Government International Bond
5.750%, 03/26/2026 (A)	EUR	1,840	2,037

Bermuda — 0.2%
Bermuda Government International Bond
4.750%, 02/15/2029		$1,764	2,039
3.717%, 01/25/2027		2,093	2,253
			4,292
Brazil — 5.2%
Banco Bradesco MTN
3.200%, 01/27/2025 (A)		2,240	2,227
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		1,847	1,930
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		2,085	2,257
5.333%, 02/15/2028		1,392	1,507
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	5,135	5,237
6.000%, 08/15/2050		4,859	5,105
3.236%, 08/15/2020		3,394	2,540
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2021		67,533	15,676
10.000%, 01/01/2023		78,940	19,602
10.000%, 01/01/2025		39,357	10,117
10.000%, 01/01/2027		43,650	11,500
10.000%, 01/01/2029		14,549	3,906
10.000%, 01/01/2031		9,000	2,468
Brazilian Government International Bond
6.000%, 04/07/2026		$2,929	3,485
5.000%, 01/27/2045		1,225	1,340
4.750%, 01/14/2050		2,455	2,596
4.500%, 05/30/2029		5,615	6,112
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		232	234
CSN Islands XI
6.750%, 01/28/2028 (A)		800	726
CSN Resources (A)
7.625%, 02/13/2023		767	767

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.625%, 04/17/2026		$1,063	$1,052
Gol Finance
7.000%, 01/31/2025 (A)		1,322	1,223
Itau Unibanco Holding (A)
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.222% (C)		988	940
2.900%, 01/24/2023		1,356	1,352
JBS Investments II GmbH
5.750%, 01/15/2028 (A)		644	673
Minerva Luxembourg
6.500%, 09/20/2026 (A)		1,291	1,329
Petrobras Global Finance BV
6.900%, 03/19/2049		3,160	3,784
Rumo Luxembourg Sarl
7.375%, 02/09/2024 (A)		811	857
7.375%, 02/09/2024		808	854
Suzano Austria GmbH (A)
7.000%, 03/16/2047		572	671
6.000%, 01/15/2029		1,006	1,126
5.000%, 01/15/2030		687	714
Votorantim Cimentos International
7.250%, 04/05/2041		1,080	1,402
			115,309
Cameroon — 0.0%
Cameroon International Bond
9.500%, 11/19/2025 (A)		541	607

Canada — 0.0%
First Quantum Minerals
7.500%, 04/01/2025 (A)		540	513

Cayman Islands — 0.2%
Bioceanico Sovereign Certificate Ltd
2.586%, 06/05/2034 (D)		2,660	1,929
Neon Capital MTN
1.998%, 01/06/2028 (E)	JPY	457,784	3,376
			5,305
Chile — 2.2%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		$1,691	1,750
Banco del Estado de Chile
2.704%, 01/09/2025 (A)		368	372
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2043	CLP	4,375,000	6,852
5.100%, 07/15/2050		25,000	35
5.000%, 03/01/2035		550,000	760
4.700%, 09/01/2030 (A)		5,450,000	7,277
4.500%, 03/01/2026		2,670,000	3,499
Cencosud
4.375%, 07/17/2027 (A)		$2,283	2,318

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Chile Government International Bond
3.500%, 01/25/2050		$6,502	$7,107
2.550%, 01/27/2032		5,049	5,135
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		75	79
Nacional del Cobre de Chile
5.625%, 10/18/2043		629	825
4.500%, 09/16/2025 (A)		3,379	3,764
4.375%, 02/05/2049 (A)		4,207	4,739
3.625%, 08/01/2027		500	536
3.625%, 08/01/2027 (A)		488	523
3.150%, 01/14/2030 (A)		1,222	1,252
3.000%, 09/30/2029 (A)		2,302	2,349
			49,172
China — 1.7%
Alibaba Group Holding Ltd
4.200%, 12/06/2047		456	550
Charming Light Investments Ltd MTN
4.375%, 12/21/2027		1,500	1,686
China Government Bond
3.130%, 11/21/2029		8,560	1,265
3.120%, 12/05/2026		12,100	1,772
2.940%, 10/17/2024		13,820	2,015
China Government International Bond
3.250%, 10/19/2023		2,449	2,615
1.875%, 12/03/2022		979	995
China Minmetals Corp (C)
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%		940	955
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%		3,389	3,427
Chinalco Capital Holdings Ltd
4.250%, 04/21/2022		900	918
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788% (C)		307	315
CNAC HK Finbridge Co Ltd
5.125%, 03/14/2028		900	1,045
4.625%, 03/14/2023		2	2
3.375%, 06/19/2024		430	445
Dianjian Haiyu Ltd
4.300% (C)		205	212
Dianjian International Finance Ltd
4.600% (C)(E)		448	463
ENN Clean Energy International Investment
7.500%, 02/27/2021		550	562
HBIS Group Hong Kong Co Ltd
4.250%, 04/07/2020		1,027	1,027
Huarong Finance 2017 Co Ltd
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773% (C)		2,161	2,210

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Leader Goal International MTN
4.250% (C)(E)		$263	$270
Minmetals Bounteous Finance BVI
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.209% (C)		1,080	1,075
Sinopec Group Overseas Development 2016
2.750%, 09/29/2026		701	731
Sinopec Group Overseas Development 2017
3.625%, 04/12/2027		4,824	5,263
Sinopec Group Overseas Development 2018
4.250%, 09/12/2028		2,256	2,590
2.500%, 08/08/2024		4,443	4,560
Wanda Properties International
7.250%, 01/29/2024		608	606
			37,574
Colombia — 4.7%
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	2,820
9.850%, 06/28/2027		994,000	354
8.125%, 05/21/2024		$1,120	1,385
7.750%, 04/14/2021	COP	3,729,000	1,080
7.375%, 09/18/2037		$734	1,080
6.125%, 01/18/2041		2,470	3,335
5.625%, 02/26/2044		2,431	3,124
5.200%, 05/15/2049		1,808	2,274
5.000%, 06/15/2045		3,565	4,308
4.500%, 01/28/2026		2,412	2,670
4.500%, 03/15/2029		242	274
4.375%, 03/21/2023	COP	4,586,000	1,271
4.000%, 02/26/2024		$1,285	1,366
3.875%, 04/25/2027		1,685	1,810
3.000%, 01/30/2030		4,422	4,462
Colombian TES
10.000%, 07/24/2024	COP	26,190,500	8,770
7.750%, 09/18/2030		15,062,200	4,882
7.500%, 08/26/2026		49,473,300	15,392
7.250%, 10/18/2034		9,929,300	3,018
7.000%, 05/04/2022		19,196,700	5,661
7.000%, 06/30/2032		14,604,900	4,426
6.250%, 11/26/2025		32,516,300	9,532
6.000%, 04/28/2028		34,170,200	9,738
4.750%, 04/04/2035		1,645,600	1,648
Ecopetrol
5.875%, 09/18/2023		$810	896
Emgesa ESP
8.750%, 01/25/2021	COP	940,000	272
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027		4,600,000	1,387
7.625%, 09/10/2024		2,224,000	655
7.625%, 09/10/2024		1,827,000	538

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)	COP	1,408,000	$421
7.875%, 08/12/2024		1,095,000	328
Geopark Ltd
6.500%, 09/21/2024 (A)		$729	737
Grupo Aval
4.375%, 02/04/2030 (A)		2,513	2,510
Millicom International Cellular
6.250%, 03/25/2029 (A)		597	635
			103,059
Costa Rica — 0.5%
Costa Rica Government International Bond
7.158%, 03/12/2045		3,622	3,767
7.158%, 03/12/2045		653	679
7.158%, 03/12/2045 (A)		425	442
7.000%, 04/04/2044		1,860	1,907
7.000%, 04/04/2044		780	799
6.125%, 02/19/2031		1,694	1,749
4.250%, 01/26/2023		2,121	2,116
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		290	254
			11,713
Croatia — 0.2%
Croatia Government International Bond
6.625%, 07/14/2020		2,388	2,426
2.750%, 01/27/2030	EUR	1,238	1,617
1.125%, 06/19/2029		980	1,114
			5,157
Czech Republic — 1.4%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	27,430	1,715
2.750%, 07/23/2029		151,240	7,386
2.500%, 08/25/2028		61,450	2,929
2.400%, 09/17/2025		181,150	8,237
2.000%, 10/13/2033		49,830	2,350
1.250%, 02/14/2025		63,250	2,715
1.000%, 06/26/2026		13,140	554
0.950%, 05/15/2030		137,340	5,774
			31,660
Dominican Republic — 1.4%
Dominican Republic Government Bond
11.250%, 02/05/2027	DOP	20,700	406
Dominican Republic International Bond
8.900%, 02/15/2023 (A)		61,250	1,134
7.450%, 04/30/2044 (A)		$1,087	1,291
6.850%, 01/27/2045		1,780	1,985
6.850%, 01/27/2045 (A)		352	393
6.500%, 02/15/2048		6,158	6,620
6.400%, 06/05/2049		2,576	2,727
6.000%, 07/19/2028		439	485

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.950%, 01/25/2027		$1,250	$1,367
5.875%, 01/30/2060		1,827	1,813
5.875%, 01/30/2060 (A)		4,940	4,903
5.500%, 01/27/2025		720	773
4.500%, 01/30/2030 (A)		6,167	6,190
			30,087
Ecuador — 1.1%
Ecuador Government International Bond
10.750%, 03/28/2022		1,751	1,449
10.750%, 01/31/2029 (A)		4,252	3,226
10.750%, 01/31/2029		1,833	1,391
10.750%, 01/31/2029 (A)		1,318	1,000
9.650%, 12/13/2026 (A)		1,192	897
9.650%, 12/13/2026		200	151
9.625%, 06/02/2027		1,148	850
9.500%, 03/27/2030 (A)		1,766	1,280
9.500%, 03/27/2030		6,123	4,439
8.875%, 10/23/2027		3,509	2,535
7.950%, 06/20/2024		1,417	1,050
7.875%, 03/27/2025		693	505
7.875%, 01/23/2028 (A)		3,061	2,158
7.875%, 01/23/2028		3,705	2,612
			23,543
Egypt — 3.0%
Egypt Government Bond
18.000%, 11/06/2028	EGP	44,214	3,397
17.700%, 08/07/2025		42,975	3,138
16.300%, 04/09/2024		21,507	1,476
16.100%, 05/07/2029		21,345	1,514
15.900%, 07/02/2024		26,010	1,769
15.600%, 08/06/2026		34,250	2,350
14.800%, 01/30/2023		90,188	5,901
14.217%, 10/15/2026		28,913	1,877
Egypt Government International Bond (A)
8.700%, 03/01/2049		$724	779
7.903%, 02/21/2048		331	335
6.588%, 02/21/2028		2,352	2,415
Egypt Government International Bond MTN
8.500%, 01/31/2047		7,286	7,797
8.500%, 01/31/2047 (A)		495	530
8.150%, 11/20/2059		378	383
7.600%, 03/01/2029		1,446	1,549
7.053%, 01/15/2032		3,886	3,946
6.375%, 04/11/2031	EUR	1,746	1,992
6.375%, 04/11/2031 (A)		1,550	1,769
6.125%, 01/31/2022 (A)		$1,290	1,333
5.625%, 04/16/2030 (A)	EUR	1,456	1,601
5.625%, 04/16/2030		6,176	6,793
4.750%, 04/11/2025		633	717
4.750%, 04/16/2026		1,774	2,007

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Egypt Treasury Bills (D)
18.297%, 08/04/2020	EGP	41,525	$2,506
17.479%, 08/18/2020		20,650	1,239
13.620%, 07/28/2020		54,225	3,281
12.703%, 01/19/2021		63,525	3,615
			66,009
El Salvador — 0.4%
El Salvador Government International Bond
8.250%, 04/10/2032 (A)		$1,157	1,384
7.750%, 01/24/2023		2,390	2,608
7.650%, 06/15/2035		484	542
7.625%, 02/01/2041		885	992
7.125%, 01/20/2050		328	345
5.875%, 01/30/2025		1,364	1,437
Republic of El Salvador
8.625%, 02/28/2029		1,807	2,171
			9,479
Gabon — 0.1%
Gabon Government International Bond
6.950%, 06/16/2025 (A)		670	703
6.950%, 06/16/2025		212	223
6.625%, 02/06/2031		809	811
6.625%, 02/06/2031 (A)		594	596
			2,333
Ghana — 1.2%
Ghana Government Bonds
24.750%, 07/19/2021	GHS	–	–
19.750%, 03/25/2024		7,745	1,399
19.000%, 11/02/2026		16,120	2,817
Ghana Government International Bond
10.750%, 10/14/2030		$5,648	7,140
10.750%, 10/14/2030 (A)		68	86
8.950%, 03/26/2051 (A)		2,193	2,215
8.750%, 03/11/2061 (A)		1,612	1,593
8.750%, 03/11/2061		309	305
8.627%, 06/16/2049 (A)		731	724
7.875%, 03/26/2027		1,781	1,878
7.875%, 03/26/2027 (A)		737	777
7.875%, 02/11/2035 (A)		2,663	2,625
7.875%, 02/11/2035		403	397
6.375%, 02/11/2027 (A)		2,109	2,087
Kosmos Energy
7.125%, 04/04/2026 (A)		257	252
Tullow Oil
7.000%, 03/01/2025 (A)		2,063	1,444
			25,739
Guatemala — 0.1%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		770	784

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Guatemala Government Bond
4.900%, 06/01/2030		$1,874	$2,029
			2,813
Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		479	533

Hong Kong — 0.1%
NWD
4.125%, 07/18/2029		1,026	1,066

Hungary — 1.9%
Hungary Government Bond
6.750%, 10/22/2028	HUF	610,620	2,728
5.500%, 06/24/2025		1,643,390	6,446
3.000%, 06/26/2024		1,093,260	3,822
3.000%, 10/27/2027		3,171,350	11,079
3.000%, 08/21/2030		604,010	2,112
2.750%, 12/22/2026		1,630,390	5,639
2.500%, 10/24/2024		927,650	3,186
Hungary Government International Bond
6.375%, 03/29/2021		$4,294	4,496
Hungary Treasury Bills
0.000%, 10/21/2020 (D)	HUF	500,000	1,623
			41,131
India — 0.2%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		$720	724
Export-Import Bank of India MTN
3.250%, 01/15/2030 (A)		1,630	1,647
Power Finance MTN
3.950%, 04/23/2030 (A)		786	788
Vedanta Resources
8.250%, 06/07/2021		1,220	1,230
			4,389
Indonesia — 7.7%
Eterna Capital Pte Ltd
7.500%, 12/11/2022		16	12
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		345	453
6.530%, 11/15/2028 (A)		593	731
5.710%, 11/15/2023 (A)		866	956
Indonesia Government International Bond
8.500%, 10/12/2035		2,313	3,737
8.500%, 10/12/2035		400	646
7.750%, 01/17/2038		3,240	5,018
5.250%, 01/08/2047 (A)		240	307
4.750%, 02/11/2029		1,392	1,601
4.350%, 01/08/2027 (A)		2,186	2,413
3.700%, 10/30/2049		877	898
3.500%, 01/11/2028		2,427	2,559

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.850%, 02/14/2030		$1,809	$1,821
1.400%, 10/30/2031	EUR	1,500	1,650
0.900%, 02/14/2027		585	645
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$3,665	4,583
5.125%, 01/15/2045		480	596
4.625%, 04/15/2043		1,849	2,161
4.125%, 01/15/2025		2,210	2,384
3.850%, 07/18/2027		1,666	1,792
3.750%, 04/25/2022		879	908
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	110,762,000	8,569
8.750%, 05/15/2031		86,685,000	6,646
8.375%, 03/15/2024		127,878,000	9,688
8.375%, 09/15/2026		23,567,000	1,797
8.375%, 03/15/2034		134,708,000	10,093
8.375%, 04/15/2039		185,494,000	13,832
8.250%, 05/15/2029		137,659,000	10,372
8.250%, 06/15/2032		19,060,000	1,423
8.250%, 05/15/2036		117,376,000	8,590
8.125%, 05/15/2024		131,239,000	9,878
7.500%, 08/15/2032		45,947,000	3,241
7.500%, 06/15/2035		23,135,000	1,629
7.500%, 05/15/2038		80,596,000	5,545
7.500%, 04/15/2040		20,000,000	1,401
7.000%, 05/15/2022		36,771,000	2,653
7.000%, 05/15/2027		77,421,000	5,477
7.000%, 09/15/2030		23,000,000	1,619
6.625%, 05/15/2033		36,763,000	2,383
6.500%, 06/15/2025		51,000,000	3,633
6.125%, 05/15/2028		17,415,000	1,138
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039		4,821,000	363
7.500%, 06/15/2035		90,673,000	6,383
Medco Bell Pte
6.375%, 01/30/2027 (A)		$626	572
Minejesa Capital BV
5.625%, 08/10/2037 (A)		138	155
Pertamina Persero MTN
6.450%, 05/30/2044		1,071	1,427
4.700%, 07/30/2049 (A)		327	355
4.150%, 02/25/2060 (A)		2,360	2,305
3.650%, 07/30/2029 (A)		2,196	2,279
3.100%, 08/25/2030 (A)		540	542
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	943	1,055
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$1,015	1,317
6.150%, 05/21/2048		350	454
4.375%, 02/05/2050 (A)		355	369

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028		$868	$971
4.325%, 05/28/2025		3,433	3,768
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033		579	630
			168,423
Iraq — 0.0%
Iraq Government International Bond
5.800%, 01/15/2028		1,035	980

Israel — 0.2%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.631%, 01/29/2031 (A)		2,137	2,138
State of Israel
3.375%, 01/15/2050		668	728
2.500%, 01/15/2030		1,969	2,043
			4,909
Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,604	1,849
6.625%, 03/22/2048		2,113	2,315
6.625%, 03/22/2048		333	365
6.125%, 06/15/2033 (A)		$576	589
5.875%, 10/17/2031	EUR	1,278	1,450
5.875%, 10/17/2031 (A)		2,788	3,164
5.750%, 12/31/2032		$3,200	3,092
5.750%, 12/31/2032		561	542
5.750%, 12/31/2032		15	15
5.250%, 03/22/2030	EUR	558	624
5.125%, 06/15/2025		687	829
			14,834
Jamaica — 0.2%
Jamaica Government International Bond
7.875%, 07/28/2045		$3,001	4,074

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		3,231	3,466
7.375%, 10/10/2047		267	286
			3,752
Kazakhstan — 1.3%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	915
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		480	731
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		2,115	2,781

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 04/19/2047 (A)		$4,530	$5,549
5.375%, 04/24/2030 (A)		2,105	2,447
5.375%, 04/24/2030		1,605	1,866
5.375%, 04/24/2030		1,585	1,842
4.750%, 04/24/2025 (A)		2,299	2,512
3.875%, 04/19/2022		4,006	4,122
KazTransGas JSC
4.375%, 09/26/2027 (A)		4,370	4,661
4.375%, 09/26/2027		200	213
			27,639
Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048 (A)		982	1,049
8.250%, 02/28/2048		950	1,015
8.000%, 05/22/2032		2,838	3,068
8.000%, 05/22/2032 (A)		574	620
7.000%, 05/22/2027		1,300	1,371
7.000%, 05/22/2027 (A)		910	960
6.875%, 06/24/2024		650	694
			8,777
Kuwait — 0.1%
Kuwait International Government Bond
3.500%, 03/20/2027		694	758
2.750%, 03/20/2022		646	658
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr+2.832% (A)(C)		693	707
			2,123
Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034		4,920	1,133
8.200%, 05/17/2033		3,557	819
6.750%, 11/29/2027		1,500	379
6.650%, 04/22/2024		2,000	518
Lebanon Government International Bond MTN
7.000%, 03/20/2028		3,204	738
6.600%, 11/27/2026		672	170
6.400%, 05/26/2023		1,000	262
6.100%, 10/04/2022		2,697	716
6.100%, 10/04/2022		1,143	303
			5,038
Luxembourg — 0.1%
Ecuador Social Bond Sarl
5.159%, 01/30/2035 (A)(D)		2,287	1,326

Malaysia — 5.2%
1MDB Energy
5.990%, 05/11/2022		3,000	3,124

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1MDB Global Investments Ltd
4.400%, 03/09/2023		$10,100	$9,797
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	294
4.935%, 09/30/2043		2,000	585
4.921%, 07/06/2048		2,567	750
4.893%, 06/08/2038		1,500	428
4.642%, 11/07/2033		900	251
4.392%, 04/15/2026		5,125	1,328
4.232%, 06/30/2031		4,500	1,190
4.181%, 07/15/2024		22	6
4.160%, 07/15/2021		10,729	2,599
4.059%, 09/30/2024		17,428	4,379
4.048%, 09/30/2021		900	218
3.955%, 09/15/2025		39,311	9,907
3.906%, 07/15/2026		21,535	5,452
3.899%, 11/16/2027		3,000	765
3.889%, 07/31/2020		2,748	655
3.885%, 08/15/2029		27,672	7,133
3.882%, 03/10/2022		26,917	6,544
3.844%, 04/15/2033		3,000	772
3.828%, 07/05/2034		250	65
3.800%, 08/17/2023		42,002	10,331
3.795%, 09/30/2022		4,800	1,172
3.757%, 04/20/2023		24,445	5,990
3.757%, 05/22/2040		1,100	281
3.733%, 06/15/2028		17,936	4,540
3.620%, 11/30/2021		38,456	9,279
3.502%, 05/31/2027		1,050	261
3.492%, 03/31/2020		61,843	14,682
3.480%, 03/15/2023		854	208
3.478%, 06/14/2024		6,927	1,697
3.418%, 08/15/2022		13,665	3,300
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	529
4.070%, 09/30/2026		14,000	3,579
Malaysia Sukuk Global
3.179%, 04/27/2026		$2,803	3,055
			115,146
Mexico — 8.7%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,157
Axtel
6.375%, 11/14/2024 (A)		$704	724
Banco Mercantil del Norte (A)(C)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%		623	704
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%		798	844

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		$1,794	$1,812
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		176	178
Cemex
7.750%, 04/16/2026		990	1,043
Cometa Energia
6.375%, 04/24/2035 (A)		927	1,075
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,470
5.750%, 02/14/2042 (A)		$570	669
4.750%, 02/23/2027 (A)		684	739
Industrias Penoles
5.650%, 09/12/2049 (A)		491	540
Mexican Bonos
10.000%, 12/05/2024	MXN	350,126	20,113
8.500%, 05/31/2029		104,716	5,918
8.500%, 11/18/2038		80,012	4,633
8.000%, 11/07/2047		46,654	2,600
7.750%, 05/29/2031		209,576	11,328
7.750%, 11/23/2034		47,105	2,563
7.750%, 11/13/2042		173,819	9,393
7.500%, 06/03/2027		295,599	15,602
6.500%, 06/10/2021		18,110	912
6.500%, 06/09/2022		186,400	9,386
5.750%, 03/05/2026		75,293	3,627
5.750%, 03/05/2026		6,037	291
Mexican Bonos, Ser M20
8.000%, 12/07/2023		132,620	7,005
Mexican Udibonos
4.000%, 11/15/2040		50,288	2,812
4.000%, 11/03/2050		53,494	3,093
Mexico Cetes
6.773%, 03/19/2020 (D)		300,000	1,510
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$1,068	1,165
Mexico Government International Bond
4.500%, 04/22/2029		5,821	6,581
4.500%, 01/31/2050		2,794	3,171
3.250%, 04/16/2030		2,798	2,876
Mexico Government International Bond MTN
5.750%, 10/12/2110		4,410	5,557
Minera Mexico
4.500%, 01/26/2050 (A)		870	877
Petroleos Mexicanos
9.500%, 09/15/2027		215	261
7.690%, 01/23/2050 (A)		7,993	8,327
7.470%, 11/12/2026	MXN	260,354	11,690
7.190%, 09/12/2024		150,856	7,030

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.950%, 01/28/2060 (A)		$13,462	$12,924
6.840%, 01/23/2030 (A)		1,517	1,584
6.625%, 06/15/2035		7,384	7,388
6.500%, 01/23/2029		2,497	2,564
6.500%, 01/23/2029 (A)		1,111	1,141
6.490%, 01/23/2027 (A)		873	914
5.950%, 01/28/2031 (A)		2,699	2,619
5.625%, 01/23/2046		1,070	934
5.350%, 02/12/2028 (A)		1,626	1,576
Petroleos Mexicanos MTN
6.750%, 09/21/2047		440	420
6.750%, 09/21/2047		238	227
			192,567
Mongolia — 0.4%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (A)		1,149	1,225
Mongolia Government International Bond
5.625%, 05/01/2023		3,124	3,138
Mongolia Government International Bond MTN
8.750%, 03/09/2024		2,696	2,992
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020		470	474
9.375%, 05/19/2020 (A)		453	456
			8,285
Morocco — 0.1%
Morocco Government International Bond
1.500%, 11/27/2031	EUR	1,522	1,695

Mozambique — 0.1%
Mozambique International Bond
5.000%, 09/15/2031 (A)		$3,316	3,109

Namibia — 0.0%
Namibia International Bond
5.250%, 10/29/2025		500	514

Nigeria — 1.1%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (A)		676	729
Nigeria Government International Bond
9.248%, 01/21/2049		1,374	1,477
8.747%, 01/21/2031 (A)		1,214	1,315
8.747%, 01/21/2031		3,542	3,838
7.875%, 02/16/2032		2,352	2,363
7.875%, 02/16/2032 (A)		1,240	1,246
7.696%, 02/23/2038		2,588	2,485
7.696%, 02/23/2038 (A)		852	818
7.143%, 02/23/2030 (A)		629	622
Nigeria Government International Bond MTN
7.625%, 11/28/2047		1,012	942

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.625%, 11/28/2047 (A)		$895	$834
6.500%, 11/28/2027 (A)		4,744	4,711
6.500%, 11/28/2027		60	60
Nigeria OMO Bill
12.921%, 01/05/2021 (D)	NGN	1,550,000	3,828
			25,268
Oman — 0.8%
Oman Government International Bond
6.750%, 01/17/2048		$5,524	5,212
6.750%, 01/17/2048 (A)		814	768
6.500%, 03/08/2047		1,649	1,541
5.625%, 01/17/2028 (A)		3,277	3,265
4.750%, 06/15/2026		1,402	1,365
4.750%, 06/15/2026 (A)		540	526
3.625%, 06/15/2021		1,296	1,296
Oman Government International Bond MTN (A)
6.000%, 08/01/2029		990	995
4.875%, 02/01/2025		2,877	2,892
			17,860
Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 09/30/2025 (A)		335	382
7.875%, 03/31/2036		285	312
6.875%, 12/05/2027 (A)		4,277	4,495
6.875%, 12/05/2027		270	284
			5,473
Panama — 0.9%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)		942	1,196
5.625%, 05/18/2036		735	884
Cable Onda
4.500%, 01/30/2030 (A)		227	231
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		873	1,037
Panama Government International Bond
9.375%, 04/01/2029		1,320	2,036
8.125%, 04/28/2034		699	1,016
4.000%, 09/22/2024		1,800	1,946
3.160%, 01/23/2030		10,767	11,354
Panama Notas del Tesoro
3.750%, 04/17/2026 (A)		952	1,015
			20,715
Papua New Guinea — 0.3%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		1,930	2,099
8.375%, 10/04/2028 (A)		3,343	3,635
			5,734

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044		$1,150	$1,478
6.100%, 08/11/2044 (A)		883	1,135
5.400%, 03/30/2050		530	637
5.000%, 04/15/2026		1,550	1,734
5.000%, 04/15/2026		1,044	1,168
			6,152
Peru — 3.2%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		322	428
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,734
Inkia Energy
5.875%, 11/09/2027 (A)		$487	509
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		1,075	1,130
Lima Metro Line 2 Finance
4.350%, 04/05/2036 (A)		1,885	2,055
Nexa Resources
5.375%, 05/04/2027 (A)		4,041	4,218
Peru Government Bond
8.200%, 08/12/2026	PEN	1,404	516
6.900%, 08/12/2037		4,088	1,441
6.150%, 08/12/2032 (A)		21,502	7,146
5.940%, 02/12/2029 (A)		5,691	1,878
5.350%, 08/12/2040 (A)		959	283
Peru LNG Srl
5.375%, 03/22/2030 (A)		$1,134	964
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	2,845	1,046
8.200%, 08/12/2026		12,637	4,645
6.950%, 08/12/2031		44,542	15,726
6.950%, 08/12/2031		724	256
6.900%, 08/12/2037		7,908	2,787
6.850%, 02/12/2042		882	307
6.350%, 08/12/2028		5,599	1,897
5.700%, 08/12/2024 (A)		6,317	2,052
5.625%, 11/18/2050		$276	425
5.400%, 08/12/2034 (A)	PEN	6,215	1,916
5.350%, 08/12/2040		2,466	729
2.844%, 06/20/2030		$5,311	5,655
Petroleos del Peru
5.625%, 06/19/2047		3,233	3,912
5.625%, 06/19/2047 (A)		539	652
4.750%, 06/19/2032 (A)		1,695	1,897
4.750%, 06/19/2032		3,089	3,458
			69,662
Philippines — 0.4%
Philippine Government International Bond
4.000%, 01/15/2021		5,219	5,305

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.900%, 11/26/2022	PHP	52,000	$1,017
3.750%, 01/14/2029		$2,326	2,635
			8,957
Poland — 2.4%
Poland Government Bond
5.750%, 04/25/2029	PLN	1,539	520
3.250%, 07/25/2025		19,511	5,362
2.750%, 04/25/2028		24,978	6,811
2.750%, 10/25/2029		9,187	2,523
2.500%, 01/25/2023		52,697	13,751
2.500%, 04/25/2024		10,365	2,729
2.500%, 07/25/2026		39,546	10,518
2.500%, 07/25/2027		5,704	1,523
2.250%, 04/25/2022		13,392	3,453
1.499%, 07/25/2020 (D)		7,630	1,928
Poland Government International Bond
5.000%, 03/23/2022		$4,222	4,505
			53,623
Qatar — 1.3%
Qatar Government International Bond
5.103%, 04/23/2048		1,776	2,357
5.103%, 04/23/2048 (A)		2,905	3,855
4.817%, 03/14/2049 (A)		1,067	1,361
4.817%, 03/14/2049		7,782	9,926
4.500%, 04/23/2028 (A)		2,462	2,850
4.000%, 03/14/2029		4,312	4,874
4.000%, 03/14/2029 (A)		3,521	3,980
			29,203
Romania — 1.5%
Government of Romania
5.850%, 04/26/2023	RON	2,330	569
Romania Government Bond
5.800%, 07/26/2027		4,800	1,221
5.000%, 02/12/2029		13,440	3,264
4.850%, 04/22/2026		17,510	4,205
4.500%, 06/17/2024		20,300	4,781
4.400%, 09/25/2023		10,000	2,353
4.250%, 06/28/2023		3,930	918
4.000%, 10/27/2021		14,745	3,404
Romanian Government International Bond
5.125%, 06/15/2048		$1,294	1,536
Romanian Government International Bond MTN
6.750%, 02/07/2022		1,396	1,513
4.625%, 04/03/2049	EUR	297	408
4.125%, 03/11/2039		2,571	3,334
3.375%, 02/08/2038		1,170	1,398
3.375%, 01/28/2050		2,083	2,368
2.124%, 07/16/2031		316	359

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.000%, 01/28/2032	EUR	516	$574
			32,205
Russia — 6.4%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		$3,647	4,034
Gtlk Europe Capital DAC
4.949%, 02/18/2026		1,336	1,399
GTLK Europe DAC
5.950%, 07/19/2021		640	663
Ritekro (F)
10.490%, 11/07/2022 (D)		538	360
Rusal Capital DAC
5.125%, 02/02/2022		1,280	1,297
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,075	3,058
8.150%, 02/03/2027		993,787	16,437
7.950%, 10/07/2026		917,568	14,958
7.750%, 09/16/2026		56,262	907
7.700%, 03/23/2033		542,873	8,913
7.700%, 03/16/2039		22,631	377
7.500%, 08/18/2021		49,768	760
7.250%, 05/10/2034		699,819	11,060
7.100%, 10/16/2024		198,741	3,061
7.050%, 01/19/2028		1,511,199	23,602
7.000%, 08/16/2023		427,978	6,592
6.900%, 05/23/2029		463,321	7,172
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$3	4
5.875%, 09/16/2043		2,400	3,291
5.625%, 04/04/2042		1,200	1,585
5.100%, 03/28/2035		1,000	1,203
5.100%, 03/28/2035 (A)		2,800	3,370
4.875%, 09/16/2023		2,200	2,406
4.750%, 05/27/2026		1,400	1,573
4.375%, 03/21/2029		12,600	13,992
4.250%, 06/23/2027		5,000	5,506
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		1,068	1,144
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,635	1,654
6.800%, 11/22/2025 (A)		600	714
6.800%, 11/22/2025		240	286
			141,378
Saudi Arabia — 1.3%
KSA Sukuk MTN
3.628%, 04/20/2027 (A)		1,250	1,342
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (A)		1,669	1,849
4.250%, 04/16/2039		3,080	3,413
2.875%, 04/16/2024		901	926

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Saudi Government International Bond (A)
5.250%, 01/16/2050		$674	$864
4.375%, 04/16/2029		513	584
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		714	882
5.000%, 04/17/2049		435	537
4.625%, 10/04/2047 (A)		565	659
4.500%, 10/26/2046		2,571	2,947
4.500%, 10/26/2046 (A)		2,311	2,649
3.750%, 01/21/2055 (A)		6,441	6,513
3.625%, 03/04/2028 (A)		1,283	1,375
2.750%, 02/03/2032 (A)		3,304	3,288
			27,828
Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		620	621
6.250%, 07/30/2024		1,417	1,539
6.250%, 05/23/2033 (A)		242	254
4.750%, 03/13/2028	EUR	1,665	1,895
			4,309
Serbia — 0.8%
Serbia International Bond
7.250%, 09/28/2021		$930	1,006
7.250%, 09/28/2021		500	541
7.250%, 09/28/2021 (A)		300	324
1.500%, 06/26/2029	EUR	4,288	4,840
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	250,390	2,809
4.500%, 01/11/2026		310,300	3,143
3.750%, 01/17/2022		511,560	4,933
			17,596
South Africa — 4.7%
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (A)		$2,642	2,637
7.125%, 02/11/2025		1,220	1,218
5.750%, 01/26/2021		1,140	1,140
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		634	669
7.500%, 09/15/2033	ZAR	52,500	2,543
6.750%, 08/06/2023		$3,067	3,062
6.750%, 08/06/2023 (A)		1,503	1,501
6.350%, 08/10/2028 (A)		456	483
Liquid Telecommunications Financing PLC
8.500%, 07/13/2022 (A)		1,119	1,130
Republic of South Africa Government International Bond
5.750%, 09/30/2049		5,096	4,859
4.850%, 09/30/2029		3,344	3,355
SASOL Financing USA LLC
5.875%, 03/27/2024		661	704

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
South Africa Government Bond
10.500%, 12/21/2026	ZAR	263,912	$18,751
9.000%, 01/31/2040		155,816	8,886
8.875%, 02/28/2035		126,384	7,388
8.750%, 01/31/2044		72,370	3,984
8.750%, 02/28/2048		207,705	11,368
8.500%, 01/31/2037		81,557	4,522
8.250%, 03/31/2032		39,176	2,260
7.000%, 02/28/2031		172,654	9,237
6.500%, 02/28/2041		15,177	661
6.250%, 03/31/2036		96,771	4,342
South Africa Government International Bond
6.300%, 06/22/2048		$2,533	2,651
5.875%, 09/16/2025		326	359
5.875%, 06/22/2030		2,049	2,217
5.650%, 09/27/2047		284	273
5.000%, 10/12/2046		475	435
4.850%, 09/27/2027		1,190	1,240
4.300%, 10/12/2028		456	450
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	8,760	565
			102,890
South Korea — 0.3%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	35,600,000	2,556
Korea International Bond
2.500%, 06/19/2029		$1,782	1,926
2.000%, 06/19/2024		1,574	1,623
			6,105
Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		1,825	2,020

Sri Lanka — 1.1%
Sri Lanka Government International Bond
7.850%, 03/14/2029		2,219	2,131
7.550%, 03/28/2030		551	514
6.850%, 03/14/2024		1,445	1,455
6.825%, 07/18/2026 (A)		1,612	1,548
6.825%, 07/18/2026		800	768
6.750%, 04/18/2028		1,369	1,249
6.750%, 04/18/2028 (A)		7,829	7,146
6.350%, 06/28/2024 (A)		2,006	1,986
6.250%, 07/27/2021		2,202	2,232
6.200%, 05/11/2027		1,461	1,326
5.875%, 07/25/2022 (A)		628	632
5.750%, 04/18/2023 (A)		1,952	1,923
5.750%, 04/18/2023		1,099	1,082
			23,992

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Supranational — 0.4%
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		$543	$567
Banque Ouest Africaine de Developpement (A)
5.000%, 07/27/2027		1,274	1,381
4.700%, 10/22/2031		934	998
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	774
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	73,150,000	5,276
			8,996
Thailand — 3.0%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	129
4.875%, 06/22/2029		57,896	2,442
3.775%, 06/25/2032		393,108	16,039
3.650%, 06/20/2031		133,000	5,304
3.625%, 06/16/2023		34,000	1,173
3.400%, 06/17/2036		296,187	12,123
3.300%, 06/17/2038		63,414	2,599
2.875%, 12/17/2028		275,591	10,066
2.875%, 06/17/2046		4,865	193
2.550%, 06/26/2020		35,000	1,115
2.400%, 12/17/2023		167,000	5,587
2.125%, 12/17/2026		25,000	853
1.600%, 12/17/2029		40,861	1,356
1.600%, 06/17/2035		89,000	2,913
1.450%, 12/17/2024		104,000	3,384
			65,276
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026	EUR	642	701
5.750%, 01/30/2025		$928	867
5.625%, 02/17/2024	EUR	2,510	2,721
			4,289
Turkey — 3.3%
Export Credit Bank of Turkey (A)
8.250%, 01/24/2024		$327	346
6.125%, 05/03/2024		831	823
5.375%, 10/24/2023		1,487	1,450
5.000%, 09/23/2021		674	677
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		1,206	1,213
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)		2,936	3,020
Mersin Uluslararasi Liman Isletmeciligi
5.375%, 11/15/2024 (A)		237	237
QNB Finansbank
6.875%, 09/07/2024 (A)		898	924

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
TC Ziraat Bankasi MTN (A)
5.125%, 05/03/2022		$561	$551
4.750%, 04/29/2021		756	754
Turkey Government Bond
16.200%, 06/14/2023	TRY	22,762	3,937
12.200%, 01/18/2023		29,497	4,631
11.000%, 03/02/2022		41,144	6,419
10.700%, 02/17/2021		5,000	788
10.700%, 08/17/2022		30,802	4,749
9.500%, 01/12/2022		11,034	1,681
9.200%, 09/22/2021		8,262	1,268
8.500%, 09/14/2022		5,781	845
7.100%, 03/08/2023		35,945	4,912
3.000%, 08/02/2023		6,700	2,192
Turkey Government International Bond
7.625%, 04/26/2029		$861	920
7.250%, 12/23/2023		3,871	4,101
6.875%, 03/17/2036		2,300	2,277
6.125%, 10/24/2028		1,715	1,692
6.000%, 01/14/2041		1,091	974
5.750%, 03/22/2024		600	603
5.750%, 05/11/2047		606	515
5.250%, 03/13/2030		11,137	10,129
4.875%, 10/09/2026		847	793
4.250%, 03/13/2025		4,987	4,649
4.250%, 04/14/2026		699	639
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/2027 (A)		998	920
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026		725	759
Turkiye Vakiflar Bankasi TAO
5.250%, 02/05/2025 (A)		569	527
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	618
			71,533
Ukraine — 3.1%
Metinvest BV
8.500%, 04/23/2026		900	950
7.750%, 10/17/2029 (A)		1,120	1,127
MHP Lux
6.250%, 09/19/2029 (A)		1,202	1,195
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		2,724	2,861
7.125%, 07/19/2024	EUR	970	1,155
Ukraine Government Bond
17.000%, 05/11/2022	UAH	99,987	4,533
16.000%, 08/11/2021		190,780	8,329
15.840%, 02/26/2025		92,615	4,545
Ukraine Government International Bond
15.700%, 01/20/2021 (A)		65,000	2,742

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.750%, 11/01/2028		$6,641	$7,974
8.994%, 02/01/2024 (A)		230	257
8.994%, 02/01/2024		2,227	2,491
7.750%, 09/01/2020		1,149	1,168
7.750%, 09/01/2021		523	550
7.750%, 09/01/2022		1,332	1,433
7.750%, 09/01/2025 (A)		2,216	2,412
7.750%, 09/01/2026		1,884	2,063
7.750%, 09/01/2026 (A)		6,119	6,700
7.750%, 09/01/2027		314	343
7.375%, 09/25/2032		2,314	2,478
7.375%, 09/25/2032 (A)		779	834
6.750%, 06/20/2026	EUR	1,481	1,830
6.750%, 06/20/2026 (A)		3,124	3,860
4.375%, 01/27/2030 (A)		1,216	1,259
3.235%, 05/31/2040 (A)(E)		$3,182	3,141
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		921	965
			67,195
United Arab Emirates — 1.4%
Abu Dhabi Crude Oil Pipeline LLC (A)
4.600%, 11/02/2047		3,870	4,548
3.650%, 11/02/2029		3,254	3,544
Abu Dhabi Government International Bond (A)
4.125%, 10/11/2047		369	445
3.125%, 09/30/2049		4,955	5,034
2.500%, 09/30/2029		4,154	4,262
Acwa Power Management And Investments One Ltd
5.950%, 12/15/2039 (A)		1,433	1,597
DP World MTN (A)
6.850%, 07/02/2037		572	722
5.625%, 09/25/2048		1,682	1,884
4.700%, 09/30/2049		373	368
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		670	758
MDGH - GMTN BV MTN (A)
4.500%, 11/07/2028		1,869	2,160
3.700%, 11/07/2049		970	1,038
2.875%, 11/07/2029		3,303	3,395
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		1,037	1,106
			30,861
United Kingdom — 0.3%
Standard Chartered Bank MTN
8.250%, 05/17/2029 (A)	IDR	88,081,000	6,636

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Uruguay — 0.7%
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	56,183	$1,428
8.500%, 03/15/2028		11,391	261
5.100%, 06/18/2050		$640	806
4.375%, 10/27/2027		3,992	4,481
4.375%, 01/23/2031		7,685	8,830
4.125%, 11/20/2045		367	415
			16,221
Uzbekistan — 0.1%
Uzbekistan Government Bond MTN
5.375%, 02/20/2029		1,359	1,497
4.750%, 02/20/2024		731	769
			2,266
Venezuela — 0.4%
Petroleos de Venezuela (G)
9.750%, 05/17/2035		3,202	320
6.000%, 05/16/2024		16,821	1,682
6.000%, 05/16/2024		7,900	790
6.000%, 05/16/2024		1,777	178
6.000%, 11/15/2026		24,577	2,458
5.500%, 04/12/2037		1,620	162
5.375%, 04/12/2027		7,825	782
Venezuela Government International Bond (G)
9.250%, 09/15/2027		3,400	510
9.250%, 05/07/2028		4,965	745
8.250%, 10/13/2024		4,151	623
7.750%, 10/13/2019		7,816	1,172
			9,422
Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		950	997

Zambia — 0.2%
First Quantum Minerals
6.875%, 03/01/2026 (A)		542	508
Zambia Government International Bond (A)
8.500%, 04/14/2024		1,888	1,237
5.375%, 09/20/2022		2,950	1,942
			3,687
Total Global Bonds
(Cost $2,152,847) ($ Thousands)			2,118,873

Total Investments in Securities — 96.2%
(Cost $2,152,847) ($ Thousands)			$2,118,873

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTION*(H) — 0.0%
Total Purchased Option
(Cost $376) ($ Thousands)	36,109,900	$54

A list of the open options contracts held by the Fund at February 29, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Call Options
September 2020, USD Call HKD Put*	36,109,900	$279,965	$7.85	9/1/2020	$54

Total Purchased Option		$279,965			$54

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-Bund	(152)	Mar-2020	$(29,080)	$(29,630)	$(817)
Euro-Buxl	(29)	Mar-2020	(6,567)	(7,001)	(491)
Korea 10-Year Bond	(38)	Mar-2020	(4,187)	(4,203)	(111)
Korea 3-Year Bond	199	Mar-2020	18,524	18,258	157
R023 Bond Future	1,138	May-2020	8,084	7,573	62
R186 Bond Future	1,593	May-2020	12,617	11,743	23
R2032 Bond Future	845	May-2020	5,318	4,938	–
R2035 Bond Future	1,814	May-2020	11,662	10,810	(21)
R2037 Bond Future	520	May-2020	3,187	2,957	(2)
R208 Bond Future	93	May-2020	643	600	3
U.S. 10-Year Treasury Note	123	Jun-2020	16,360	16,574	214
U.S. Ultra Long Treasury Bond	71	Jun-2020	14,379	14,733	354
			$50,940	$47,352	$(629)

A list of the open forward foreign currency contracts held by the Fund at February 29, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/03/20	BRL	1,796	USD	430	$32
Barclays PLC	03/18/20	USD	904	IDR	12,434,880	(45)
Barclays PLC	03/18/20	USD	18,749	THB	565,670	(816)
Barclays PLC	03/18/20	TRY	61,263	USD	10,129	396
Barclays PLC	03/18/20	TWD	169,586	USD	5,645	33
Barclays PLC	03/18/20	THB	254,329	USD	8,160	97
Barclays PLC	03/18/20	RUB	273,487	USD	4,338	279
Barclays PLC	03/18/20	CLP	4,892,111	USD	6,358	392
BT Brokerage	04/02/20	SEK	15,106	USD	3,128	(1)
Citigroup	03/02/20	EUR	7,189	HUF	2,409,944	(56)
Citigroup	03/02/20 - 04/21/20	HUF	2,397,105	EUR	7,137	45
Citigroup	03/03/20 - 04/02/20	USD	7,287	BRL	30,828	(457)
Citigroup	03/03/20 - 06/02/20	BRL	23,484	USD	5,378	185
Citigroup	03/04/20 - 04/03/20	EUR	2,840	USD	3,134	12
Citigroup	03/04/20	EUR	2,815	USD	3,089	(3)
Citigroup	03/04/20	USD	5,668	EUR	5,218	63
Citigroup	03/04/20 - 04/03/20	USD	2,841	EUR	2,576	(8)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/09/20 - 03/18/20	THB	129,442	USD	4,177	$74
Citigroup	03/16/20	USD	7,583	KRW	8,863,112	(269)
Citigroup	03/17/20 - 05/06/20	USD	10,793	MXN	207,350	(353)
Citigroup	03/18/20	USD	324	SGD	436	(11)
Citigroup	03/18/20	USD	392	RUB	24,417	(30)
Citigroup	03/18/20	USD	316	COP	1,120,827	—
Citigroup	03/18/20	USD	626	COP	2,150,395	(20)
Citigroup	03/18/20	SGD	970	USD	700	5
Citigroup	03/18/20	USD	1,883	CZK	42,698	(42)
Citigroup	03/18/20	USD	2,486	PEN	8,411	(53)
Citigroup	03/18/20	USD	2,553	RON	10,953	(55)
Citigroup	03/18/20	PLN	2,637	USD	692	23
Citigroup	03/18/20	USD	3,791	IDR	52,046,790	(194)
Citigroup	03/18/20	CNY	6,267	USD	906	9
Citigroup	03/18/20	EUR	4,726	CZK	121,123	26
Citigroup	04/21/20	EUR	3,789	CZK	96,019	(34)
Citigroup	03/18/20	USD	10,300	TRY	61,263	(566)
Citigroup	03/18/20	USD	12,400	PLN	47,423	(369)
Citigroup	03/18/20	USD	14,721	THB	444,455	(631)
Citigroup	03/18/20 - 03/23/20	USD	17,609	CNY	123,495	62
Citigroup	03/18/20 - 05/06/20	USD	18,008	ZAR	268,607	(1,022)
Citigroup	03/18/20 - 05/13/20	TRY	41,796	USD	6,973	408
Citigroup	03/18/20	ZAR	48,230	USD	3,059	—
Citigroup	03/18/20 - 05/06/20	MXN	53,856	USD	2,825	124
Citigroup	03/18/20	CZK	62,520	USD	2,735	39
Citigroup	03/18/20 - 04/21/20	CZK	99,227	EUR	3,936	50
Citigroup	03/18/20	HUF	502,099	USD	1,712	77
Citigroup	03/18/20	INR	835,823	USD	11,706	187
Citigroup	03/18/20	CLP	3,843,652	USD	4,880	193
Citigroup	03/18/20	CLP	1,002,050	USD	1,221	(1)
Citigroup	03/18/20	KRW	13,343,607	USD	11,409	394
Citigroup	03/18/20	COP	45,117,211	USD	12,977	262
Citigroup	05/21/20 - 01/27/21	EGP	25,149	USD	1,507	12
Citigroup	03/23/20 - 05/28/20	EGP	147,051	USD	8,922	(273)
Citigroup	04/02/20 - 04/06/20	EUR	6,450	RON	30,990	(35)
Citigroup	04/06/20	PLN	2,738	EUR	643	13
Citigroup	04/06/20	RON	2,838	EUR	588	—
Citigroup	04/06/20	EUR	5,165	PLN	21,973	(110)
Citigroup	04/15/20	USD	3,677	INR	262,929	(79)
Citigroup	04/20/20	TWD	111,860	USD	3,743	28
Citigroup	04/22/20	IDR	99,452,058	USD	7,243	457
Citigroup	05/11/20	USD	8,034	ILS	27,389	(156)
Citigroup	05/11/20	ILS	27,389	USD	7,989	111
Citigroup	12/07/20	USD	521	UYU	21,270	(13)
Goldman Sachs	03/02/20	HUF	2,418,706	EUR	7,329	182
Goldman Sachs	03/03/20 - 04/15/20	BRL	74,794	USD	17,569	999
Goldman Sachs	03/11/20 - 05/05/20	THB	183,466	USD	5,893	75
Goldman Sachs	04/03/20	THB	60,246	USD	1,906	(5)
Goldman Sachs	03/11/20	KRW	5,191,965	USD	4,370	89
Goldman Sachs	03/16/20 - 04/02/20	USD	10,845	BRL	44,562	(979)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	03/18/20	USD	446	KRW	533,736	$(6)
Goldman Sachs	03/18/20	USD	595	TRY	3,553	(30)
Goldman Sachs	03/18/20	USD	808	HUF	244,062	(13)
Goldman Sachs	03/18/20	USD	1,267	EUR	1,132	(22)
Goldman Sachs	03/18/20	USD	2,886	CZK	65,676	(54)
Goldman Sachs	03/18/20	USD	2,987	PEI	10,004	(93)
Goldman Sachs	03/18/20 - 04/20/20	USD	5,309	CLP	4,216,860	(166)
Goldman Sachs	03/18/20 - 05/05/20	USD	8,365	THB	256,386	(233)
Goldman Sachs	03/18/20 - 04/20/20	USD	12,105	COP	41,188,285	(503)
Goldman Sachs	03/18/20	PEN	12,244	USD	3,659	117
Goldman Sachs	03/18/20 - 05/06/20	USD	16,672	ZAR	247,836	(972)
Goldman Sachs	03/18/20 - 05/06/20	MXN	51,059	USD	2,623	64
Goldman Sachs	03/18/20	COP	9,702,500	USD	2,788	54
Goldman Sachs	03/23/20	EGP	30,000	USD	1,839	(64)
Goldman Sachs	03/23/20	IDR	69,002,049	USD	5,040	285
Goldman Sachs	03/25/20	TWD	234,085	USD	7,688	(67)
Goldman Sachs	04/02/20	RON	8,488	EUR	1,759	1
Goldman Sachs	04/06/20	EUR	7,589	PLN	32,485	(111)
Goldman Sachs	04/06/20	PLN	15,050	EUR	3,513	49
Goldman Sachs	04/20/20	USD	3,692	TWD	111,860	24
Goldman Sachs	04/27/20	PHP	16,318	USD	319	1
Goldman Sachs	04/30/20 - 07/29/20	NGN	2,901,104	USD	7,593	(76)
Goldman Sachs	05/06/20	USD	4,105	MXN	77,339	(237)
Goldman Sachs	05/06/20	TRY	33,890	USD	5,569	302
Goldman Sachs	05/06/20	TRY	2,372	USD	368	—
Goldman Sachs	05/06/20	ZAR	156,473	USD	10,017	163
Goldman Sachs	05/14/20	USD	19,431	RUB	1,209,453	(1,632)
Goldman Sachs	05/14/20	RUB	468,723	USD	7,237	338
Goldman Sachs	06/05/20	USD	882	KZT	356,261	34
JPMorgan Chase Bank	03/02/20 - 04/21/20	EUR	7,144	HUF	2,416,617	11
JPMorgan Chase Bank	03/03/20 - 03/26/20	USD	30,177	BRL	127,376	(1,956)
JPMorgan Chase Bank	03/04/20 - 04/03/20	USD	9,918	EUR	9,085	69
JPMorgan Chase Bank	03/04/20 - 04/03/20	USD	13,349	EUR	12,034	(117)
JPMorgan Chase Bank	03/04/20 - 04/03/20	EUR	63,811	USD	71,555	1,367
JPMorgan Chase Bank	03/04/20 - 03/25/20	EUR	2,130	USD	2,319	(21)
JPMorgan Chase Bank	03/10/20	USD	264	COP	901,024	(10)
JPMorgan Chase Bank	03/10/20	USD	662	PHP	33,604	(3)
JPMorgan Chase Bank	03/10/20 - 03/18/20	USD	13,714	KRW	16,269,423	(295)
JPMorgan Chase Bank	03/10/20 - 03/18/20	USD	16,730	CLP	13,072,925	(790)
JPMorgan Chase Bank	03/10/20 - 03/19/20	PEN	23,098	USD	6,823	141
JPMorgan Chase Bank	03/10/20 - 03/20/20	BRL	38,306	USD	8,953	467
JPMorgan Chase Bank	03/10/20 - 03/12/20	RUB	836,131	USD	13,128	705
JPMorgan Chase Bank	03/10/20	COP	8,523,367	USD	2,536	134
JPMorgan Chase Bank	03/10/20 - 03/24/20	IDR	369,738,462	USD	26,697	1,120
JPMorgan Chase Bank	04/20/20	USD	3,663	KRW	4,425,258	1
JPMorgan Chase Bank	03/11/20	USD	4,225	KRW	5,082,592	(35)
JPMorgan Chase Bank	03/12/20 - 03/18/20	USD	2,626	IDR	35,988,884	(138)
JPMorgan Chase Bank	03/13/20	THB	176,295	USD	5,647	59
JPMorgan Chase Bank	03/13/20 - 04/20/20	KRW	6,712,312	USD	5,682	131
JPMorgan Chase Bank	04/03/20	KRW	2,276,886	USD	1,882	(2)
JPMorgan Chase Bank	03/16/20	CZK	924	USD	41	1

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/16/20	USD	4,245	CZK	97,612	$(37)
JPMorgan Chase Bank	03/16/20	USD	5,555	HUF	1,655,929	(165)
JPMorgan Chase Bank	03/16/20	USD	6,414	TRY	38,053	(363)
JPMorgan Chase Bank	03/16/20 - 03/20/20	USD	7,020	ZAR	104,603	(385)
JPMorgan Chase Bank	03/16/20 - 05/06/20	ZAR	306,868	USD	20,230	807
JPMorgan Chase Bank	03/16/20	HUF	38,708	USD	129	3
JPMorgan Chase Bank	03/16/20	HUF	790,662	USD	2,533	(40)
JPMorgan Chase Bank	03/18/20	USD	332	TWD	9,912	(4)
JPMorgan Chase Bank	03/18/20	USD	336	INR	24,013	(4)
JPMorgan Chase Bank	03/18/20	USD	421	PEN	1,425	(8)
JPMorgan Chase Bank	03/18/20	USD	1,065	COP	3,622,889	(44)
JPMorgan Chase Bank	03/18/20	USD	4,087	RUB	252,139	(345)
JPMorgan Chase Bank	03/18/20	CZK	28,337	EUR	1,121	11
JPMorgan Chase Bank	03/18/20	TWD	254,379	USD	8,467	48
JPMorgan Chase Bank	03/18/20 - 05/20/20	MXN	336,471	USD	17,897	1,022
JPMorgan Chase Bank	03/18/20 - 04/20/20	CLP	3,747,706	USD	4,770	199
JPMorgan Chase Bank	03/18/20	COP	6,564,856	USD	1,925	75
JPMorgan Chase Bank	03/20/20	USD	1,251	THB	39,595	4
JPMorgan Chase Bank	03/20/20	USD	8,295	THB	259,351	(73)
JPMorgan Chase Bank	03/23/20 - 05/04/20	USD	4,110	IDR	56,570,460	(241)
JPMorgan Chase Bank	03/23/20	THB	19,212	USD	616	6
JPMorgan Chase Bank	03/25/20	USD	329	JPY	35,969	5
JPMorgan Chase Bank	03/25/20	JPY	412,644	USD	3,813	(18)
JPMorgan Chase Bank	04/02/20	EUR	2,901	RON	13,929	(18)
JPMorgan Chase Bank	04/06/20	RON	18,957	EUR	3,942	18
JPMorgan Chase Bank	04/15/20	USD	15,343	BRL	65,531	(853)
JPMorgan Chase Bank	04/21/20	HUF	234,851	EUR	696	1
JPMorgan Chase Bank	05/04/20	MYR	962	USD	232	3
JPMorgan Chase Bank	05/04/20	IDR	32,520,859	USD	2,334	120
JPMorgan Chase Bank	05/05/20	USD	3,584	THB	111,707	(39)
JPMorgan Chase Bank	05/14/20	USD	4,018	RUB	258,195	(218)
JPMorgan Chase Bank	05/20/20	USD	9,808	RON	43,231	29
JPMorgan Chase Bank	05/20/20	PLN	10,061	USD	2,534	(18)
JPMorgan Chase Bank	05/20/20	USD	16,083	PLN	63,059	(82)
JPMorgan Chase Bank	06/05/20	USD	2,830	KZT	1,144,491	113
JPMorgan Chase Bank	08/27/20	USD	826	UAH	21,250	166
JPMorgan Chase Bank	10/19/20	USD	240	UYU	9,000	(23)
Merrill Lynch	03/18/20	USD	–	KRW	–	—
Merrill Lynch	03/18/20	USD	1,420	IDR	19,428,000	(77)
Merrill Lynch	03/18/20	EUR	10,500	USD	11,731	187
Merrill Lynch	03/18/20	USD	11,612	PLN	44,069	(433)
Merrill Lynch	03/18/20	USD	15,153	MXN	292,222	(426)
Merrill Lynch	03/18/20	CLP	4,338,287	USD	5,631	341
Montgomery/Bank of America	03/16/20	USD	5,581	KRW	6,671,697	(75)
Standard Bank	06/02/20	USD	2,230	BRL	10,113	1
Standard Bank	03/03/20	USD	1,339	BRL	5,731	(69)
Standard Bank	03/04/20	EUR	693	USD	768	7
Standard Bank	03/04/20	EUR	1,959	USD	2,116	(36)
Standard Bank	03/04/20	USD	3,459	EUR	3,179	32

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	03/04/20	USD	5,053	EUR	4,579	$(22)
Standard Bank	03/18/20	USD	1,787	IDR	24,724,010	(78)
Standard Bank	03/18/20	USD	2,532	CZK	57,600	(48)
Standard Bank	03/18/20 - 05/06/20	USD	4,436	ZAR	65,030	(319)
Standard Bank	03/18/20	USD	5,343	MYR	22,140	(91)
Standard Bank	03/18/20	USD	7,209	KRW	8,604,424	(106)
Standard Bank	03/18/20	USD	7,739	RUB	493,168	(420)
Standard Bank	03/18/20	USD	9,509	THB	286,176	(436)
Standard Bank	03/18/20	SGD	23,406	USD	17,324	550
Standard Bank	03/18/20	THB	91,023	USD	2,910	24
Standard Bank	03/18/20	PHP	842,675	USD	16,458	(24)
Standard Bank	05/06/20	ZAR	65,189	USD	4,407	302
Standard Chartered	03/03/20	BRL	1,795	USD	441	43
Standard Chartered	03/13/20	KRW	2,284,050	USD	1,930	46
Standard Chartered	03/18/20	USD	1,541	PHP	78,214	(12)
Standard Chartered	03/18/20	USD	14,312	CNH	100,159	11
Standard Chartered	03/18/20	CLP	717,929	USD	951	75
Standard Chartered	03/20/20	TWD	115,771	USD	3,850	18
Standard Chartered	03/23/20	USD	279	MYR	1,136	(9)
Standard Chartered	03/23/20 - 05/04/20	IDR	73,548,911	USD	5,333	308
Standard Chartered	04/02/20 - 06/02/20	USD	21,835	BRL	95,086	(841)
Standard Chartered	04/06/20	PLN	15,113	EUR	3,527	47
Standard Chartered	04/21/20	EUR	3,559	PLN	15,220	(58)
Standard Chartered	04/21/20	CZK	86,472	EUR	3,413	32
Standard Chartered	04/22/20	USD	7,240	IDR	99,452,058	(453)
Standard Chartered	04/23/20 - 05/04/20	MYR	50,100	USD	12,240	367
Standard Chartered	05/13/20	TRY	23,743	USD	3,879	199
Standard Chartered	05/14/20	USD	1,312	RUB	81,686	(110)
State Street	03/02/20	HUF	228,945	EUR	692	15
State Street	03/03/20	USD	731	BRL	3,099	(44)
State Street	03/04/20 - 04/03/20	USD	17,182	EUR	15,826	232
State Street	03/04/20	USD	2,185	EUR	1,979	(11)
State Street	03/04/20	EUR	20,549	USD	22,745	171
State Street	03/04/20	EUR	13,679	USD	14,830	(196)
State Street	03/16/20	BRL	32,335	USD	7,669	508
State Street	03/16/20	KRW	8,863,112	USD	7,533	219
State Street	03/17/20 - 05/06/20	MXN	288,985	USD	15,153	641
State Street	04/20/20	COP	12,726,500	USD	3,753	171
State Street	05/06/20	USD	5,283	MXN	99,696	(297)
						$(3,753)

A list of the open centrally cleared swap agreements held by the Fund at February 29, 2020, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY-CLP - SINACOFI CHILE INTERBANK RATE AVG	1.71%	Semi-Annually	11/07/2020	CLP	20,300,000	$2	$–	$2
7 DAY CNRR007 (CNY)	2.7475%	Quarterly	07/05/2024	CNY	27,500	63	–	63
.675	M CZK PRIBOR	Semi-Annually	07/17/2024	CZK	28,223	(5)	–	(5)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-DAY MXN - TIIE	6.75	Monthly	08/26/2024	MXN	83,333	$40	$–	$40
0.81%	6-MONTH HUF - BUBOR	Annually	09/12/2024	HUF	100,000	(5)	–	(5)
1.37%	6-MONTH HUF - BUBOR	Annually	02/17/2025	HUF	615,000	11	–	11
6-MONTH HUF - BUBOR	1.35%	Annually	02/18/2025	HUF	613,000	9	–	9
28-DAY MXN - TIIE	7.755%	Monthly	02/24/2025	MXN	30,000	81	–	81
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	16,200	51	–	51
28-DAY MXN - TIIE	8.155%	Monthly	12/28/2026	MXN	21,000	92	–	92
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	11,913	31	–	31
2.969% FIXED	6-MONTH HUF - BUBOR	Semi-Annually	02/08/2029	HUF	600,000	(97)	–	(97)
.64	M CZK PRIBOR	Semi-Annually	06/21/2024	CZK	30,000	(3)	–	(3)
5.81%	1-DAY-IBRCOL	Quarterly	04/03/2029	COP	7,450,804	(127)	–	(127)
.37	D COP IBRCOL	Quarterly	06/21/2029	COP	3,800,000	(28)	–	(28)
3M JIBAR (ZAR)	8.49%	Quarterly	07/18/2029	ZAR	60,000	(4)	–	(4)
6.94	28-DAY MXN - TIIE	Monthly	08/20/2029	MXN	49,242	(37)	–	(37)
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	58,394	(39)	–	(39)
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	40,855	(11)	–	(11)
1.4925%	6-MONTH CZK - PRIBOR	Semi-Annually	11/18/2029	CZK	45,000	50	–	50
1-DAY-CLP - SINACOFI CHILE INTERBANK RATE AVG	3.045%	Semi-Annually	11/29/2029	CLP	829,257	(11)	–	(11)
1.805%	6-MONTH PZL - WIBOR	Semi-Annually	12/17/2029	PLN	15,600	148	–	148
1-DAY-CLP - SINACOFI CHILE INTERBANK RATE AVG	3.075%	Semi-Annually	01/08/2030	CLP	223,950	(3)	–	(3)
1.81%	6-MONTH CZK - PRIBOR	Semi-Annually	01/17/2030	CZK	15,000	(34)	–	(34)
1.61%	6-MONTH HUF - BUBOR	Semi-Annually	01/17/2030	HUF	185,000	38	–	38
5.915%	1D COOIS 0 BPS IBRCOL +	Quarterly	05/15/2029	COP	6,500,000	(124)	–	(124)
6-MONTH PZL - WIBOR	1.75%	Annually	02/26/2030	PLN	16,800	141	–	141
1.7	6M PRAGUE INTERBANK OFFERRATE (PRIBOR )	Semi-Annually	06/18/2024	CZK	195,000	(42)	–	(42)
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	15,387	5	–	5
8.145%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	197,867	(125)	–	(125)
8.09%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	193,370	(118)	–	(118)
6M CZK PRIBOR	2.1%	Annually	09/30/2021	CZK	206,802	13	–	13
6M CZK PRIBOR	2.07%	Annually	09/30/2021	CZK	175,000	8	–	8
6M CZK PRIBOR	2.1025	Annually	10/03/2021	CZK	98,000	7	–	7
6-MONTH CZK - PRIBOR	2.225%	Annually	11/11/2021	CZK	51,000	10	–	10
6M CZK PRIBOR	2.135%	Annually	11/18/2021	CZK	210,500	28	–	28
1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	4.9%	Annually	11/18/2021	COP	36,635,161	60	–	60
1-DAY COP - COLUMBIA IBR OVERNIGHT INTERBANK	4.81%	Annually	11/19/2021	COP	39,364,839	55	–	55
1.960%	1-DAY-CLP - SINACOFI CHILE INTERBANK RATE AVG	Semi-Annually	12/12/2021	CLP	3,489,141	(16)	–	(16)
1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	36,997	175	–	175
1.9865%	6-MONTH PZL - WIBOR	Semi-Annually	03/25/2024	PLN	31,000	(195)	–	(195)
1-DAY BRL - CETIP	6.24%	Annually	01/03/2022	BRL	19,840	119	–	119
28-DAY MXN - TIIE	7.705%	Monthly	01/21/2022	MXN	6,000	6	–	6
6M CZK PRIBOR	2.075%	Annually	02/10/2022	CZK	226,000	136	–	136
6M CZK PRIBOR	2.2%	Annually	02/10/2022	CZK	225,546	160	–	160
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	49,636	12	–	12
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	45,683	10	–	10
1-DAY BRL-CETIP	5.58%	Annually	01/02/2023	BRL	14,776	31	–	31
1-DAY BRL - CETIP	5.49%	Annually	01/02/2023	BRL	28,195	45	–	45
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,474	51	–	51
1-DAY BRL - CETIP	11.475%	Annually	01/02/2023	BRL	7,562	229	–	229
1-DAY BRL - CETIP	5.7225%	Annually	01/02/2023	BRL	18,986	54	–	54
1-DAY BRL -CETIP	.475%	Annually	01/02/2023	BRL	21,609	146	–	146

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	6.2325%	Annually	01/03/2022	BRL	11,779	$70	$–	$70
3-MONTH ZAR - JIBAR	.54%	Quarterly	02/28/2030	ZAR	100,745	–	–	–
						$1,163	$–	$1,163

A list of open OTC swap agreements held by the Fund at February 29, 2020, are as follows:

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
JPMorgan Chase	Argentina Republic of Government	Sell	5.00%	Quarterly	06/20/2023	$(2,769)	$(1,704)	$151	$(1,855)

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	3-MONTH USD - LIBOR	12.90%	Quarterly	10/07/2025	TRY	4,123	$87	$–	$87
JPMorgan Chase	3-MONTH USD - LIBOR	11.065%	Quarterly	12/07/2025	TRY	3,047	211	–	211
							$298	$–	$298

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.6925%	6-MONTH HUF - BUBOR	Semi-Annually	04/20/2020	HUF	2,100,000	$(45)	$–	$(45)
Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/04/2021	BRL	13,491	1,037	–	1,037
JPMorgan Chase	1-DAY BRL - CETIP	10.23%	Annually	01/04/2021	BRL	250	10	–	10
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	9,579	354	–	354
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	6,884	226	–	226
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	7,587	224	–	224
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	11,980	311	–	311
Goldman Sachs	28-DAY MXN - TIIE	5.370%	Monthly	03/17/2021	MXN	62,000	(45)	–	(45)
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	7.515%	Annually	06/10/2021	RUB	1,405,247	354	–	354
JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annually	06/17/2021	HUF	875,267	(52)	–	(52)
Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	10,048	48	–	48
Citigroup	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	15,500	88	–	88
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	6.29%	Quarterly	12/14/2021	RUB	700,000	32	–	32
Goldman Sachs	1.265%	6-MONTH HUF - BUBOR	Semi-Annually	01/10/2022	HUF	2,251,935	(77)	–	(77)
Goldman Sachs	3-MONTH MOSCOW PRIME OFFERED RATE - RUB	8.11%	Quarterly	03/23/2022	RUB	1,057,550	607	–	607
JPMorgan Chase	1.30%	6-MONTH HUF - BUBOR	Semi-Annually	04/06/2022	HUF	400,000	(27)	–	(27)
JPMorgan Chase	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	3.43%	Semi-Annually	05/10/2022	CLP	933,434	47	–	47
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	99,662	(80)	–	(80)
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	2,000,000	4	–	4
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	327	–	327
Goldman Sachs	1-YEAR BRL-CDI	10.89%	Quarterly	01/03/2023	BRL	6,139	498	–	498
Citibank	7 DAY CNRR007 (CNY )	2.7614%	Quarterly	07/05/2024	CNY	138,844	236	–	236
Goldman Sachs	7 DAY CNRR007 (CNY )	2.77%	Quarterly	07/05/2024	CNY	35,850	63	–	63
Goldman Sachs	7D CNY CNRR007	2.894%	Quarterly	10/14/2024	CNY	14,950	57	–	57

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	$(15)	$–	$(15)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(21)	–	(21)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	(74)	–	(74)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(64)	–	(64)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXP	35,000	(26)	–	(26)
							$3,997	$–	$3,997

Percentages are based on Net Assets of $2,202,261 ($ Thousands).
*	Non-income producing security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $422,086 ($ Thousands), representing 19.2% of the Net Assets of the Fund.

(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Perpetual security with no stated maturity date.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	Security is in default on interest payment.
(H)	Refer to table below for details on Options Contracts.

ARS — Argentine Peso
BADLAR— Buenos Aires Deposits of Large Amount Rate
BPS — Basis Points
BRL — Brazilian Real
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
CJSC — Closed Joint-Stock Company
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COOIS — Columbia Overnight Index Swap
COP — Colombian Peso
CZK — Czech Koruna
DAC — Designated Activity Company
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IBRCOL — Colombia Overnight Interbank Reference Rate
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
INR — Indian Rupee
ILS — Israeli New Sheckels
JIBAR— Johannesburg Interbank Agreed Rate
JPY — Japanese Yen
JSC — Joint-Stock Company
KRW — Korean Won
KZT - Kazakhstani Tenge
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
Ltd. — Limited
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLC — Public Limited Company
PLN — Polish Zloty
PRIBOR — Prague Interbank Offered Rate
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
Ser — Series
SGD — Singapore Dollar
THB — Thai Bhat
TIIE — Interbank Equilibrium Interest Rate
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
USD — United States Dollar
UYU — Uruguay Dollar
WIBOR— Warsaw Interbank Offered Rate
VAR — Variable Rate
ZAR — South African Rand

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Global Bonds	–	2,118,513	360	2,118,873
Total Investments in Securities	–	2,118,513	360	2,118,873

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	54	–	–	54
Futures Contracts*
Unrealized Appreciation	813	–	–	813
Unrealized Depreciation	(1,442)	–	–	(1,442)
Forwards Contracts*
Unrealized Appreciation	–	18,248	–	18,248
Unrealized Depreciation	–	(22,001)	–	(22,001)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	2,187	–	2,187
Unrealized Depreciation	–	(1,024)	–	(1,024)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(1,855)	–	(1,855)
Cross-Currency Swaps*
Unrealized Appreciation	–	298	–	298

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Emerging Markets Debt Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Interest Rate Swaps*
Unrealized Appreciation	–	4,523	–	4,523
Unrealized Depreciation	–	(526)	–	(526)
Total Other Financial Instruments	(575)	(150)	–	(725)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	$15,412	$17,503
0.625%, 07/15/2021	21,434	21,748
0.625%, 04/15/2023	24,358	25,053
0.625%, 01/15/2024	24,246	25,180
0.500%, 04/15/2024	17,499	18,107
0.375%, 07/15/2023	24,354	25,035
0.250%, 01/15/2025	24,206	24,975
0.125%, 04/15/2021	25,573	25,610
0.125%, 01/15/2022	23,657	23,833
0.125%, 04/15/2022	24,961	25,150
0.125%, 07/15/2022	23,773	24,118
0.125%, 01/15/2023	24,413	24,733
0.125%, 07/15/2024	23,845	24,469
0.125%, 10/15/2024	17,203	17,676
Total U.S. Treasury Obligations
(Cost $316,266) ($ Thousands)		323,190

Total Investments in Securities — 98.9%
(Cost $316,266) ($ Thousands)		$323,190

Percentages are based on Net Assets of $326,662 ($ Thousands).

As of February 29, 2020, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 28.8%
U.S. Treasury Bills (A)
1.540%, 03/19/2020	$382	$382
1.540%, 04/16/2020	5,485	5,476
1.540%, 07/16/2020	1,085	1,080
1.530%, 04/30/2020	2,690	2,684
1.520%, 04/21/2020	8,605	8,589
1.490%, 03/17/2020	5,525	5,521
U.S. Treasury Inflation-Protected Securities
0.625%, 04/15/2023	8,284	8,520
0.500%, 04/15/2024	22,711	23,501
0.125%, 01/15/2023	22,425	22,720
U.S. Treasury Notes
2.125%, 05/15/2022	42,160	43,290
1.750%, 02/28/2022	79,970	81,301
1.750%, 09/30/2022	59,275	60,588
1.625%, 12/31/2021	13,500	13,673
1.625%, 11/15/2022	7,360	7,505
1.625%, 12/15/2022	45,825	46,765
1.375%, 01/31/2022	8,340	8,416
1.375%, 10/15/2022	24,750	25,065
1.250%, 10/31/2021	24,650	24,774
1.125%, 02/28/2022	14,135	14,203
Total U.S. Treasury Obligations
(Cost $397,889) ($ Thousands)		404,053

MORTGAGE-BACKED SECURITIES — 25.2%
Agency Mortgage-Backed Obligations — 18.5%
FHLMC
4.500%, 09/01/2026	790	829
4.000%, 03/01/2026	298	313
3.000%, 09/01/2029	5,144	5,328
2.500%, 09/01/2027 to 12/01/2027	33,564	34,630
FHLMC ARM
4.328%, VAR ICE LIBOR USD 12 Month+1.564%, 03/01/2037	64	67
FHLMC CMO, Ser 2004-2761, Cl FT
2.009%, VAR LIBOR USD 1 Month+0.350%, 12/15/2033	337	338
FHLMC CMO, Ser 2005-2922, Cl FE
1.909%, VAR LIBOR USD 1 Month+0.250%, 02/15/2035	998	990
FHLMC CMO, Ser 2005-2990, Cl LK
2.029%, VAR LIBOR USD 1 Month+0.370%, 10/15/2034	1,305	1,302
FHLMC CMO, Ser 2005-3066, Cl PF
1.959%, VAR LIBOR USD 1 Month+0.300%, 04/15/2035	667	667
FHLMC CMO, Ser 2006-3102, Cl FB
1.959%, VAR LIBOR USD 1 Month+0.300%, 01/15/2036	763	764

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2006-3136, Cl KF
1.959%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	$691	$689
FHLMC CMO, Ser 2008-3419, Cl FA
2.229%, VAR LIBOR USD 1 Month+0.570%, 08/15/2037	184	184
FHLMC CMO, Ser 2009-3616, Cl FG
2.309%, VAR LIBOR USD 1 Month+0.650%, 03/15/2032	610	614
FHLMC CMO, Ser 2010-3747, Cl PA
4.000%, 04/15/2038	77	78
FHLMC CMO, Ser 2010-3762, Cl FP
2.109%, VAR LIBOR USD 1 Month+0.450%, 03/15/2040	169	169
FHLMC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	595	626
FHLMC CMO, Ser 2011-3817, Cl MA
4.500%, 10/15/2037	959	977
FHLMC CMO, Ser 2011-3820, Cl DB
4.000%, 11/15/2038	1,335	1,379
FHLMC CMO, Ser 2011-3820, Cl GJ
3.500%, 12/15/2039	298	308
FHLMC CMO, Ser 2011-3867, Cl FN
2.009%, VAR LIBOR USD 1 Month+0.350%, 04/15/2040	232	233
FHLMC CMO, Ser 2011-3895, Cl FM
2.009%, VAR LIBOR USD 1 Month+0.350%, 12/15/2040	1,031	1,032
FHLMC CMO, Ser 2011-3940, Cl PF
2.009%, VAR LIBOR USD 1 Month+0.350%, 05/15/2040	1,412	1,413
FHLMC CMO, Ser 2011-3946, Cl FG
2.009%, VAR LIBOR USD 1 Month+0.350%, 10/15/2039	190	190
FHLMC CMO, Ser 2011-3960, Cl JF
2.109%, VAR LIBOR USD 1 Month+0.450%, 04/15/2041	466	468
FHLMC CMO, Ser 2012-4046, Cl PA
2.500%, 05/15/2027	740	758
FHLMC CMO, Ser 2012-4048, Cl GF
2.009%, VAR LIBOR USD 1 Month+0.350%, 10/15/2040	436	437
FHLMC CMO, Ser 2012-4094, Cl BF
2.059%, VAR LIBOR USD 1 Month+0.400%, 08/15/2032	936	941
FHLMC CMO, Ser 2012-4095, Cl FB
2.059%, VAR LIBOR USD 1 Month+0.400%, 04/15/2039	356	358
FHLMC CMO, Ser 2012-4102, Cl LF
1.909%, VAR LIBOR USD 1 Month+0.250%, 01/15/2040	299	299

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4145, Cl UC
1.500%, 12/15/2027	$4,743	$4,771
FHLMC CMO, Ser 2013-4165, Cl TE
1.750%, 12/15/2042	508	515
FHLMC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	482	505
FHLMC CMO, Ser 2013-4220, Cl KC
1.500%, 05/15/2032	2,546	2,561
FHLMC CMO, Ser 2013-4223, Cl LA
3.000%, 06/15/2040	2,018	2,066
FHLMC CMO, Ser 2013-4247, Cl AK
4.500%, 12/15/2042	323	341
FHLMC CMO, Ser 2013-4253, Cl PA
3.500%, 08/15/2041	863	883
FHLMC CMO, Ser 2013-4262, Cl AB
2.500%, 01/15/2031	1,388	1,416
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	708	729
FHLMC CMO, Ser 2014-4384, Cl LA
3.500%, 09/15/2040	938	968
FHLMC CMO, Ser 2014-4387, Cl JA
3.000%, 06/15/2040	1,807	1,832
FHLMC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	3,070	3,203
FHLMC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	790	829
FHLMC Multifamily Structured Pass Through Certificates, Ser KSMC, Cl A2
2.615%, 01/25/2023	1,500	1,551
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	900	918
FHLMC Multifamily Structured Pass-Through Certificates, Ser J19F, Cl A2
3.498%, 01/25/2023	2,495	2,604
FHLMC Multifamily Structured Pass-Through Certificates, Ser J22F, Cl A1
3.454%, 05/25/2023	579	591
FHLMC Multifamily Structured Pass-Through Certificates, Ser K018, Cl A2
2.789%, 01/25/2022	1,716	1,750
FHLMC Multifamily Structured Pass-Through Certificates, Ser K026, Cl A2
2.510%, 11/25/2022	4,708	4,843
FHLMC Multifamily Structured Pass-Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	6,020	6,222
FHLMC Multifamily Structured Pass-Through Certificates, Ser K049, Cl A1
2.475%, 03/25/2025	2,098	2,164

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K504, Cl A2
2.566%, 09/25/2020 (B)	$931	$931
FHLMC Multifamily Structured Pass-Through Certificates, Ser K715, Cl A2
2.856%, 01/25/2021	4,991	5,023
FHLMC Multifamily Structured Pass-Through Certificates, Ser K722, Cl A1
2.183%, 05/25/2022	4,028	4,086
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF14, Cl A
2.312%, VAR ICE LIBOR USD 1 Month+0.650%, 01/25/2023	2,879	2,877
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF17, Cl A
2.212%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2023	3,796	3,806
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF19, Cl A
2.112%, VAR ICE LIBOR USD 1 Month+0.450%, 06/25/2023	1,006	1,007
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF22, Cl A
2.162%, VAR ICE LIBOR USD 1 Month+0.500%, 07/25/2023	1,241	1,242
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A1
1.669%, 01/25/2021	1,557	1,558
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ08, Cl A2
2.356%, 08/25/2022	1,679	1,712
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ13, Cl A2
2.864%, 08/25/2022	1,235	1,271
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ14, Cl A1
2.197%, 11/25/2023	752	770
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ24, Cl A1
2.283%, 05/25/2026	2,430	2,530
FHLMC Multifamily Structured Pass-Through Certificates, Ser KS05, Cl A
2.162%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2023	2,476	2,471
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
2.793%, VAR 12 Month Treas Avg+0.740%, 05/25/2044	1,127	1,128
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q010, Cl APT1
2.905%, 04/25/2046 (B)	1,656	1,678

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA
6.000%, 02/01/2023	$662	$688
4.500%, 05/01/2024	424	444
4.383%, 04/01/2021	201	206
4.381%, 06/01/2021	770	794
4.160%, 07/01/2021	2,695	2,782
3.850%, 01/01/2021	1,887	1,903
3.787%, 12/01/2020	1,975	2,004
3.430%, 10/01/2023	1,354	1,446
3.020%, 02/01/2022	1,060	1,084
3.000%, 10/01/2027	3,117	3,232
2.990%, 03/01/2022	1,349	1,382
2.918%, 01/01/2026	2,057	2,203
2.500%, 12/01/2027 to 08/01/2031	10,668	11,002
2.240%, 12/01/2022	9,605	9,815
2.010%, 06/01/2020	1,220	1,218
1.870%, 07/01/2021	1,684	1,696
1.640%, 07/01/2021	2,376	2,380
FNMA CMO, Ser 2004-94, Cl HF
1.927%, VAR LIBOR USD 1 Month+0.300%, 10/25/2034	235	236
FNMA CMO, Ser 2005-83, Cl FP
1.957%, VAR LIBOR USD 1 Month+0.330%, 10/25/2035	1,096	1,091
FNMA CMO, Ser 2006-31, Cl FP
1.927%, VAR LIBOR USD 1 Month+0.300%, 05/25/2036	211	210
FNMA CMO, Ser 2006-56, Cl FE
2.057%, VAR LIBOR USD 1 Month+0.430%, 07/25/2036	935	935
FNMA CMO, Ser 2007-98, Cl FD
2.077%, VAR LIBOR USD 1 Month+0.450%, 06/25/2037	489	490
FNMA CMO, Ser 2008-24, Cl PF
2.277%, VAR LIBOR USD 1 Month+0.650%, 02/25/2038	330	333
FNMA CMO, Ser 2010-43, Cl VF
2.177%, VAR LIBOR USD 1 Month+0.550%, 05/25/2040	744	747
FNMA CMO, Ser 2011-115, Cl MB
2.500%, 11/25/2026	562	575
FNMA CMO, Ser 2011-23, Cl AB
2.750%, 06/25/2020	–	–
FNMA CMO, Ser 2011-87, Cl JA
3.000%, 06/25/2040	2,833	2,892
FNMA CMO, Ser 2012-111, Cl NF
1.977%, VAR LIBOR USD 1 Month+0.350%, 05/25/2042	1,178	1,176
FNMA CMO, Ser 2012-121, Cl GA
1.750%, 08/25/2039	5,184	5,216
FNMA CMO, Ser 2012-20, Cl BD
2.000%, 01/25/2031	2,972	3,018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-54, Cl CF
2.327%, VAR LIBOR USD 1 Month+0.700%, 05/25/2042	$487	$494
FNMA CMO, Ser 2012-93, Cl GF
1.877%, VAR LIBOR USD 1 Month+0.250%, 07/25/2040	223	223
FNMA CMO, Ser 2012-98, Cl MA
2.000%, 08/25/2031	9,729	9,892
FNMA CMO, Ser 2013-104, Cl JA
3.000%, 12/25/2030	476	487
FNMA CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	813	836
FNMA CMO, Ser 2013-135, Cl KM
2.500%, 03/25/2028	916	938
FNMA CMO, Ser 2013-53, Cl CL
3.000%, 06/25/2037	568	575
FNMA CMO, Ser 2013-55, Cl MK
2.000%, 12/25/2032	4,120	4,189
FNMA CMO, Ser 2013-6, Cl MC
2.000%, 02/25/2040	458	466
FNMA CMO, Ser 2013-85, Cl AG
2.500%, 08/25/2028	882	905
FNMA CMO, Ser 2014-30, Cl KD
2.500%, 05/25/2033	1,641	1,691
FNMA CMO, Ser 2014-33, Cl AH
3.000%, 06/25/2029	807	837
FNMA CMO, Ser 2015-18, Cl HB
2.500%, 09/25/2041	2,315	2,354
FNMA CMO, Ser 2016-48, Cl UF
2.027%, VAR LIBOR USD 1 Month+0.400%, 08/25/2046	399	399
FNMA CMO, Ser 2019-79, Cl FA
2.127%, VAR ICE LIBOR USD 1 Month+0.500%, 01/25/2050	2,108	2,109
FNMA CMO, Ser 2020-9, Cl D
6.500%, 09/25/2027	4,266	4,589
FNMA TBA
3.000%, 03/15/2030	730	756
FNMA, Ser 2010-M7, Cl A2
3.655%, 11/25/2020	127	128
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	1,458	1,484
FNMA, Ser 2014-M2, Cl ASV2
2.777%, 06/25/2021 (B)	707	711
FNMA, Ser M5, Cl A1
2.073%, 04/25/2026	2,314	2,360
FNMA, Ser M7, Cl FA
2.227%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2020	27	27
FNMA, Ser M9, Cl FA
2.354%, VAR ICE LIBOR USD 1 Month+0.590%, 09/25/2023	1,044	1,044

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2011-K11, Cl B
4.418%, 12/25/2048 (B)(C)	$3,518	$3,577
FREMF Mortgage Trust, Ser K12, Cl B
4.345%, 01/25/2046 (B)(C)	5,605	5,711
FRESB Mortgage Trust, Ser 2016-SB17, Cl A5F
1.860%, 06/25/2021 (B)	1,168	1,171
GNMA
3.000%, 01/20/2027 to 02/20/2028	2,501	2,599
GNMA ARM
3.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 02/20/2041	190	197
GNMA CMO, Ser 2007-1, Cl F
1.947%, VAR LIBOR USD 1 Month+0.300%, 01/20/2037	702	696
GNMA CMO, Ser 2010-158, Cl HA
3.500%, 10/20/2039	393	404
GNMA CMO, Ser 2010-162, Cl PQ
4.500%, 06/16/2039	9	9
GNMA CMO, Ser 2010-98, Cl QF
2.047%, VAR LIBOR USD 1 Month+0.400%, 01/20/2040	1,443	1,444
GNMA CMO, Ser 2011-151, Cl BF
1.997%, VAR LIBOR USD 1 Month+0.350%, 04/20/2041	689	687
GNMA CMO, Ser 2012-77, Cl FM
1.660%, VAR LIBOR USD 1 Month+0.670%, 11/16/2039	1,132	1,142
GNMA CMO, Ser 2013-124, Cl CP
2.500%, 06/20/2041	1,267	1,282
GNMA CMO, Ser 2014-20, Cl MU
3.000%, 07/20/2042	6,742	6,961
GNMA CMO, Ser 2015-45, Cl AG
2.500%, 02/16/2041	2,804	2,876
GNMA, Ser 12, Cl AB
1.826%, 11/16/2052	1,178	1,181
GNMA, Ser 67, Cl C
3.935%, 09/16/2051 (B)	254	255

		258,617
Non-Agency Mortgage-Backed Obligations — 6.7%
Agate Bay Mortgage Trust, Ser 2015-2, Cl A7
3.500%, 03/25/2045 (B)(C)	670	673
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/2045 (B)(C)	1,555	1,574
Americold LLC, Ser 2010-ARTA, Cl A1
3.847%, 01/14/2029 (C)	864	870
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.867%, 12/05/2032 (B)(C)	330	332
BAMLL Trust, Ser FSHN, Cl A
4.420%, 07/11/2033 (C)	1,000	1,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/2032 (C)	$3,931	$3,951
BCAP LLC Trust, Ser 2015-RR5, Cl 1A3
6.049%, 08/26/2036 (B)(C)	957	946
BENCHMARK Mortgage Trust, Ser 2018-B1, Cl A2
3.571%, 01/15/2051	2,153	2,262
BENCHMARK Mortgage Trust, Ser 2018-B4, Cl A1
3.125%, 07/15/2051	603	619
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
2.409%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (C)	1,278	1,278
BX Commercial Mortgage Trust, Ser XL, Cl B
2.739%, VAR ICE LIBOR USD 1 Month+1.080%, 10/15/2036 (C)	2,489	2,493
CHC Commercial Mortgage Trust, Ser CHC, Cl A
2.779%, VAR ICE LIBOR USD 1 Month+1.120%, 06/15/2034 (C)	2,165	2,164
CIM Trust, Ser 2017-2, Cl A1
3.781%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2057 (C)	1,830	1,830
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	1,900	1,998
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	1,000	1,037
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	331	343
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	304	305
COMM Mortgage Trust, Ser 2015-LC23, Cl A1
1.811%, 10/10/2048	29	29
COMM Mortgage Trust, Ser LC6, Cl ASB
2.478%, 01/10/2046	1,487	1,506
COMM Mortgage Trust, Ser UBS6, Cl ASB
3.387%, 12/10/2047	1,938	2,021
Core Mortgage Trust, Ser 2019-CORE, Cl A
2.539%, VAR ICE LIBOR USD 1 Month+0.880%, 12/15/2031 (C)	500	500
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
2.909%, VAR ICE LIBOR USD 1 Month+1.250%, 01/15/2034 (C)	2,925	2,926
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
2.639%, VAR ICE LIBOR USD 1 Month+0.980%, 05/15/2036 (C)	2,925	2,925

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates, Ser ICE4, Cl B
2.889%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (C)	$5,520	$5,534
CSMLT Trust, Ser 2015-1, Cl A3
3.500%, 05/25/2045 (B)(C)	848	853
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A1FL
3.008%, VAR ICE LIBOR USD 1 Month+1.350%, 07/12/2044 (C)	504	505
FHLMC Whole Loan Securities Trust, Ser 2017-SC02, Cl 2A1
3.500%, 05/25/2047	900	911
Flagstar Mortgage Trust, Ser 2018-4, Cl A4
4.000%, 07/25/2048 (B)(C)	509	511
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (B)(C)	393	397
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Ser 2006-4TS, Cl A
5.401%, 12/13/2028 (C)	596	608
Gosforth Funding, Ser 2018-1A, Cl A1
2.129%, VAR ICE LIBOR USD 3 Month+0.450%, 08/25/2060 (C)	667	667
GRACE Mortgage Trust, Ser 2014-GRCE, Cl A
3.369%, 06/10/2028 (C)	1,000	1,015
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	1,108	1,112
GS Mortgage Securities II, Ser GS10, Cl A1
3.199%, 07/10/2051	1,333	1,371
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	558	571
GS Mortgage Securities Trust, Ser 2013-GC13, Cl AAB
3.719%, 07/10/2046 (B)	698	721
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	883	915
GS Mortgage Securities Trust, Ser 2017-GS5, Cl A1
2.045%, 03/10/2050	796	798
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (C)	1,730	1,827
HSI Asset Securitization Trust, Ser 2005-NC1, Cl M1
2.392%, VAR ICE LIBOR USD 1 Month+0.765%, 07/25/2035	1,135	1,154
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	315	330

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	$911	$948
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl ASB
3.288%, 01/15/2048	2,340	2,433
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (C)	623	626
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	1,279	1,302
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2017-1, Cl A5
3.500%, 01/25/2047 (B)(C)	3,761	3,818
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl A
2.569%, VAR ICE LIBOR USD 1 Month+0.910%, 06/15/2035 (C)	1,802	1,801
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	931	960
JPMorgan Mortgage Trust, Ser 2015-3, Cl A5
3.500%, 05/25/2045 (B)(C)	1,251	1,260
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/2047 (B)(C)	943	965
JPMorgan Mortgage Trust, Ser 2017-4, Cl A6
3.000%, 11/25/2048 (B)(C)	1,639	1,668
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
0.899%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2029	445	437
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	416	430
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	830	859
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl ASB
3.326%, 12/15/2047	843	878
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	780	819
Morgan Stanley Capital Barclays Bank Trust, Ser 2016-MART, Cl A
2.200%, 09/13/2031 (C)	900	906
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	676	693

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/2029 (C)	$2,375	$2,427
Morgan Stanley Capital I Trust, Ser 2014-MP, Cl A
3.469%, 08/11/2033 (C)	390	400
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	684	693
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (B)(C)	437	446
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A11
3.500%, 08/25/2047 (B)(C)	945	950
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A10
4.000%, 02/25/2048 (B)(C)	1,121	1,135
UBS Commercial Mortgage Trust, Ser 2019-C16, Cl A1
2.739%, 04/15/2052	2,039	2,096
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	2,400	2,497
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A4
2.792%, 12/10/2045	2,500	2,556
VNDO Mortgage Trust, Cl A
3.808%, 12/13/2029 (C)	400	404
Vornado DP LLC Trust, Ser 2010-VNO, Cl A1
2.970%, 09/13/2028 (C)	279	279
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
1.887%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2045	1,660	1,624
Wells Fargo Commercial Mortgage Trust, Ser 2016-C33, Cl A2
2.785%, 03/15/2059	883	889
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS5, Cl A2
2.711%, 01/15/2059	469	472
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-1, Cl A7
4.000%, 11/25/2048 (B)(C)	597	598
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl A4
3.037%, 03/15/2045	1,750	1,816

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl A3FL
2.408%, VAR ICE LIBOR USD 1 Month+0.750%, 03/15/2047 (C)	$1,373	$1,373

		94,865
Total Mortgage-Backed Securities
(Cost $349,535) ($ Thousands)		353,482

CORPORATE OBLIGATIONS — 24.4%
Communication Services — 0.5%
CBS
4.300%, 02/15/2021	2,470	2,510
Discovery Communications LLC
4.375%, 06/15/2021	3,310	3,423
Sprint Spectrum LLC
3.360%, 09/20/2021 (C)	1,391	1,403
		7,336
Consumer Discretionary — 1.0%
BMW US Capital LLC
2.280%, VAR ICE LIBOR USD 3 Month+0.380%, 04/06/2020 (C)	1,600	1,601
Daimler Finance North America LLC
2.592%, VAR ICE LIBOR USD 3 Month+0.900%, 02/15/2022 (C)	2,190	2,210
Dollar Tree
2.536%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	396	396
Ford Motor Credit LLC
5.875%, 08/02/2021	330	345
5.750%, 02/01/2021	1,000	1,029
5.596%, 01/07/2022	1,450	1,530
3.813%, 10/12/2021	840	857
3.219%, 01/09/2022	1,150	1,155
2.843%, VAR ICE LIBOR USD 3 Month+1.080%, 08/03/2022	955	930
2.728%, VAR ICE LIBOR USD 3 Month+0.880%, 10/12/2021	500	495
General Motors Financial
4.200%, 03/01/2021	1,000	1,015
4.200%, 11/06/2021	1,270	1,313
3.200%, 07/06/2021	445	450
3.150%, 06/30/2022	285	292
		13,618
Consumer Staples — 0.8%
BAT Capital
2.764%, 08/15/2022	2,109	2,166
Bayer US Finance II LLC
3.875%, 12/15/2023 (C)	1,495	1,609

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 06/25/2021 (C)	$1,500	$1,534
Campbell Soup
2.524%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/2021	500	501
Conagra Brands
2.378%, VAR ICE LIBOR USD 3 Month+0.500%, 10/09/2020	1,100	1,101
Constellation Brands
2.392%, VAR ICE LIBOR USD 3 Month+0.700%, 11/15/2021	665	665
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (C)	540	580
Kraft Heinz Foods
4.000%, 06/15/2023	2,000	2,086
3.950%, 07/15/2025	1,140	1,189
		11,431
Energy — 1.2%
Energy Transfer Partners
5.875%, 03/01/2022	250	267
Kinder Morgan
5.000%, 02/15/2021 (C)	5,000	5,132
Petroleos Mexicanos
5.350%, 02/12/2028	1,200	1,163
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (C)	9,270	9,523
		16,085
Financials — 14.3%
Avolon Holdings Funding
3.625%, 05/01/2022 (C)	890	911
Bank of America
3.335%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	1,000	1,034
2.738%, VAR ICE LIBOR USD 3 Month+0.370%, 01/23/2022	1,455	1,470
Bank of America MTN
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	2,515	2,523
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	9,335	9,374
Bank of Montreal
1.750%, 06/15/2021 (C)	14,800	14,899
Bank of Nova Scotia
1.875%, 04/26/2021	13,050	13,135
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	7,360	7,382
Capital One Financial
3.450%, 04/30/2021	8,155	8,313
Citibank
3.400%, 07/23/2021	250	256
3.050%, 05/01/2020	1,610	1,612

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
2.900%, 12/08/2021	$9,200	$9,388
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	7,770	7,847
Citizens Bank
2.250%, 10/30/2020	6,550	6,567
DNB Boligkreditt
2.500%, 03/28/2022 (C)	6,130	6,284
Fifth Third Bank
2.200%, 10/30/2020	3,020	3,029
General Electric MTN
2.121%, VAR ICE LIBOR USD 3 Month+0.380%, 05/05/2026	350	337
Goldman Sachs Bank
3.200%, 06/05/2020	1,000	1,004
Goldman Sachs Group
5.250%, 07/27/2021	6,905	7,246
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	500	513
JPMorgan Chase
4.500%, 01/24/2022	460	485
3.250%, 09/23/2022	12,000	12,510
2.550%, 03/01/2021	4,036	4,071
JPMorgan Chase Bank
3.086%, VAR ICE LIBOR USD 3 Month+0.350%, 04/26/2021	735	737
Lloyds Bank
6.375%, 01/21/2021	1,250	1,305
3.300%, 05/07/2021	1,025	1,047
Morgan Stanley
5.750%, 01/25/2021	6,943	7,192
Morgan Stanley MTN
5.500%, 07/28/2021	1,800	1,897
2.625%, 11/17/2021	7,180	7,307
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month+1.181%, 04/26/2023 (C)	1,595	1,658
New York Life Global Funding MTN
2.000%, 04/13/2021 (C)	1,000	1,009
Park Aerospace Holdings
5.250%, 08/15/2022 (C)	370	394
4.500%, 03/15/2023 (C)	460	481
3.625%, 03/15/2021 (C)	250	252
PNC Bank
2.004%, VAR ICE LIBOR USD 3 Month+0.325%, 02/24/2023	9,975	9,943
Principal Life Global Funding II
2.625%, 11/19/2020 (C)	7,170	7,217
Royal Bank of Canada
2.100%, 10/14/2020	5,000	5,024

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander UK
3.571%, 01/10/2023	$1,000	$1,031
3.400%, 06/01/2021	585	600
Truist Bank
3.525%, VAR ICE LIBOR USD 3 Month+0.500%, 10/26/2021	4,500	4,564
Truist Financial
2.900%, 03/03/2021	4,995	5,051
Truist Financial MTN
2.200%, 03/16/2023	7,675	7,845
US Bank
3.050%, 07/24/2020	2,160	2,171
Wells Fargo MTN
2.625%, 07/22/2022	9,580	9,820
Wells Fargo Bank
3.625%, 10/22/2021	1,000	1,033
3.325%, VAR ICE LIBOR USD 3 Month+0.490%, 07/23/2021	1,445	1,455
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/2022	1,225	1,234
		200,457
Health Care — 1.5%
AbbVie
3.750%, 11/14/2023	550	590
2.150%, 11/19/2021 (C)	8,775	8,867
Allergan Sales LLC
5.000%, 12/15/2021 (C)	500	527
Bristol-Myers Squibb
2.550%, 05/14/2021 (C)	6,760	6,855
Cigna
4.500%, 03/15/2021 (C)	850	867
Humana
2.500%, 12/15/2020	855	860
Sutter Health
2.286%, 08/15/2053	1,000	1,002
Zimmer Biomet Holdings
2.700%, 04/01/2020	750	751
		20,319
Industrials — 0.9%
AerCap Ireland Capital DAC
4.875%, 01/16/2024	580	632
3.950%, 02/01/2022	1,000	1,036
Air Lease
3.500%, 01/15/2022	690	710
American Airlines, Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	404	416
Avolon Holdings Funding
5.250%, 05/15/2024 (C)	30	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAE Systems Holdings
2.850%, 12/15/2020 (C)	$500	$503
GE Capital International Funding Unlimited
2.342%, 11/15/2020	2,625	2,632
General Electric MTN
5.550%, 05/04/2020	1,815	1,826
2.831%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2023	2,000	2,017
IHS Markit
5.000%, 11/01/2022 (C)	1,500	1,621
3.625%, 05/01/2024	430	456
Ingersoll-Rand
9.000%, 08/15/2021	750	818
United Technologies
2.342%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	1,300	1,300
		14,000
Information Technology — 1.3%
Analog Devices
2.850%, 03/12/2020	625	625
Broadcom
3.125%, 04/15/2021 (C)	9,960	10,115
3.000%, 01/15/2022	1,000	1,019
Dell International LLC
4.420%, 06/15/2021 (C)	4,915	5,065
NXP
4.125%, 06/01/2021 (C)	925	951
NXP BV
4.625%, 06/15/2022 (C)	430	458
4.625%, 06/01/2023 (C)	620	671
		18,904
Materials — 0.1%
Bemis
4.500%, 10/15/2021 (C)	1,590	1,650

Real Estate — 1.2%
Boston Properties
4.125%, 05/15/2021	1,000	1,026
Camden Property Trust
2.950%, 12/15/2022	1,490	1,535
CyrusOne
2.900%, 11/15/2024	1,430	1,449
Digital Realty Trust
3.950%, 07/01/2022	500	525
3.625%, 10/01/2022	460	481
Essex Portfolio
5.200%, 03/15/2021	1,000	1,028
GLP Capital
5.375%, 11/01/2023	2,803	3,058

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Healthcare Realty Trust
3.750%, 04/15/2023	$750	$790
Healthpeak Properties
4.250%, 11/15/2023	105	114
3.150%, 08/01/2022	585	605
Highwoods Realty
3.200%, 06/15/2021	1,166	1,187
Kilroy Realty
3.450%, 12/15/2024	395	423
Kimco Realty
3.400%, 11/01/2022	1,350	1,412
Liberty Property
4.125%, 06/15/2022	200	211
National Retail Properties
3.800%, 10/15/2022	708	750
Realty Income
3.250%, 10/15/2022	1,000	1,046
Reckson Operating Partnership
7.750%, 03/15/2020	1,000	1,002
Welltower
3.750%, 03/15/2023	500	530
		17,172
Sovereign — 1.4%
Inter-American Development Bank MTN
1.750%, 09/14/2022	18,650	19,028

Telecommunication Services — 0.1%
Sprint Spectrum LLC
4.738%, 03/20/2025 (C)	635	679

Utilities — 0.1%
Dominion Energy
2.450%, 01/15/2023 (C)	500	512
LG&E & KU Energy LLC
3.750%, 11/15/2020	1,000	1,009
Oncor Electric Delivery LLC
5.750%, 09/30/2020	500	512
		2,033
Total Corporate Obligations
(Cost $337,662) ($ Thousands)		342,712

ASSET-BACKED SECURITIES — 15.4%
Automotive — 4.2%
ARI Fleet Lease Trust, Ser 2020-A, Cl B
2.060%, 11/15/2028 (C)	1,075	1,075
CarMax Auto Owner Trust, Ser 2018-2, Cl A3
2.980%, 01/17/2023	1,065	1,082

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2020-1, Cl A3
1.890%, 12/16/2024	$2,510	$2,549
Chesapeake Funding II LLC, Ser 2017-4A, Cl B
2.590%, 11/15/2029 (C)	4,395	4,449
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (C)	5,226	5,348
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (C)	1,260	1,265
Credit Acceptance Auto Loan Trust, Ser 2017-3A, Cl A
2.650%, 06/15/2026 (C)	1,647	1,652
Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A
3.010%, 02/16/2027 (C)	1,250	1,258
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (C)	2,350	2,390
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl B
2.860%, 01/16/2029 (C)	500	516
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	3,430	3,449
Drive Auto Receivables Trust, Ser 2019-2, Cl B
3.170%, 11/15/2023	2,250	2,283
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	3,825	3,869
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (C)	3,260	3,295
Enterprise Fleet Financing LLC, Ser 2017-1, Cl A2
2.130%, 07/20/2022 (C)	37	37
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (C)	1,425	1,450
First Investors Auto Owner Trust, Ser 2018-1A, Cl A2
3.220%, 01/17/2023 (C)	2,660	2,670
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (C)	4,385	4,501
GM Financial Automobile Leasing Trust, Ser 2018-3, Cl B
3.480%, 07/20/2022	2,105	2,142
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	5,005	5,107

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Harley-Davidson Motorcycle Trust, Ser 2020-A, Cl A3
1.870%, 10/15/2024	$4,805	$4,867
Prestige Auto Receivables Trust, Ser 2019-1A, Cl A2
2.440%, 07/15/2022 (C)	1,847	1,853
Tidewater Auto Receivables Trust, Ser 2018-AA, Cl A2
3.120%, 07/15/2022 (C)	520	520
World Omni Select Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (C)	1,660	1,695
		59,322
Credit Cards — 4.4%
American Express Credit Account Master Trust, Ser 2019-1, Cl A
2.870%, 10/15/2024	9,280	9,591
American Express Credit Account Master Trust, Ser 2019-2, Cl A
2.670%, 11/15/2024	6,400	6,595
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/2024	5,230	5,389
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	6,235	6,310
Citibank Credit Card Issuance Trust, Ser 2018-A1, Cl A1
2.490%, 01/20/2023	2,500	2,524
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6
3.210%, 12/07/2024	3,200	3,376
Discover Card Execution Note Trust, Ser 2019-A1, Cl A1
3.040%, 07/15/2024	4,615	4,771
Evergreen Credit Card Trust, Ser 2019-2, Cl A
1.900%, 09/15/2024 (C)	3,795	3,845
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	8,085	8,370
Synchrony Card Funding LLC, Ser 2019-A2, Cl A
2.340%, 06/15/2025	2,460	2,522
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	7,946	8,024
		61,317

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mortgage Related Securities — 0.6%
ABFC Trust, Ser 2005-HE2, Cl M3
2.407%, VAR ICE LIBOR USD 1 Month+0.780%, 06/25/2035	$1,694	$1,693
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
1.877%, VAR ICE LIBOR USD 1 Month+0.250%, 12/25/2035	508	509
New Century Home Equity Loan Trust, Ser 2005-2, Cl M2
1.666%, VAR ICE LIBOR USD 1 Month+0.675%, 06/25/2035	171	171
New Century Home Equity Loan Trust, Ser 2005-4, Cl M2
2.137%, VAR ICE LIBOR USD 1 Month+0.510%, 09/25/2035	1,656	1,655
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
1.211%, VAR ICE LIBOR USD 1 Month+0.440%, 11/25/2035	1,208	1,209
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
1.847%, VAR ICE LIBOR USD 1 Month+0.220%, 01/25/2036	431	429
RASC Trust, Ser 2006-KS6, Cl A4
1.877%, VAR ICE LIBOR USD 1 Month+0.250%, 08/25/2036	1,883	1,869
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
1.857%, VAR ICE LIBOR USD 1 Month+0.230%, 04/25/2037 (C)	995	995
		8,530
Non-Agency Mortgage-Backed Obligations — 0.2%
SBALR Commercial Mortgage Trust, Ser RR1, Cl A1
2.025%, 02/13/2053	1,450	1,464
Wells Fargo Commercial Mortgage Trust, Ser C35, Cl A2
2.495%, 07/15/2048	1,085	1,095
		2,559
Other Asset-Backed Securities — 6.0%
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R12, Cl M1
2.482%, VAR ICE LIBOR USD 1 Month+0.855%, 01/25/2035	906	907
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
2.407%, VAR ICE LIBOR USD 1 Month+0.780%, 04/25/2034	459	459

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Babson CLO, Ser 2017-IA, Cl AR
2.619%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (C)	$1,000	$998
Barings BDC Static CLO, Ser 2019-1A, Cl A1
2.851%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (C)	1,575	1,569
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
1.867%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (C)	430	430
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl M1
1.917%, VAR ICE LIBOR USD 1 Month+0.290%, 10/25/2036	778	778
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, Cl A3
1.877%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	1,256	1,254
CNH Equipment Trust, Ser 2017-B, Cl A4
2.170%, 04/17/2023	1,275	1,290
Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV4
3.052%, VAR ICE LIBOR USD 1 Month+1.425%, 03/25/2035	223	223
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
1.867%, VAR ICE LIBOR USD 1 Month+0.240%, 11/25/2036	3,208	3,169
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
2.602%, VAR ICE LIBOR USD 1 Month+0.975%, 05/25/2035	1,000	1,000
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2
2.770%, 04/15/2021 (C)	481	482
Dell Equipment Finance Trust, Ser 2019-1, Cl A2
2.780%, 08/23/2021 (C)	2,695	2,712
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
2.627%, VAR ICE LIBOR USD 1 Month+1.000%, 04/25/2033 (C)	662	660
Encore Credit Receivables Trust, Ser 2005-2, Cl M2
2.317%, VAR ICE LIBOR USD 1 Month+0.690%, 11/25/2035	319	321
Flatiron CLO, Ser 2017-1A, Cl AR
2.721%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2027 (C)	844	844
Ford Credit Floorplan Master Owner Trust A, Ser 2017-3, Cl A
2.480%, 09/15/2024	6,690	6,895
HPEFS Equipment Trust, Ser 2019-1A, Cl B
2.320%, 09/20/2029 (C)	3,475	3,529

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
1.987%, VAR ICE LIBOR USD 1 Month+0.360%, 12/25/2035	$2,070	$2,042
JFIN CLO, Ser 2017-2A, Cl A1AR
2.989%, VAR ICE LIBOR USD 3 Month+1.170%, 07/20/2026 (C)	985	985
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH3, Cl A4
1.837%, VAR ICE LIBOR USD 1 Month+0.210%, 03/25/2037	322	321
Magnetite XVI, Ser 2018-16A, Cl AR
2.619%, VAR ICE LIBOR USD 3 Month+0.800%, 01/18/2028 (C)	750	749
Mill City Mortgage Trust, Ser 2015-2, Cl A2
3.000%, 09/25/2057 (B)(C)	2,902	2,936
Morgan Stanley Capital, Ser 2011-C1, Cl A4
5.033%, 09/15/2047	521	524
Navient Student Loan Trust, Ser 2015-2, Cl A3
2.197%, VAR ICE LIBOR USD 1 Month+0.570%, 11/26/2040	1,013	994
Navient Student Loan Trust, Ser 2016-3A, Cl A2
2.477%, VAR ICE LIBOR USD 1 Month+0.850%, 06/25/2065 (C)	229	229
Navient Student Loan Trust, Ser 2016-7A, Cl A
2.777%, VAR ICE LIBOR USD 1 Month+1.150%, 03/25/2066 (C)	1,998	1,999
Navient Student Loan Trust, Ser 2017-1A, Cl A2
1.728%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2017 (C)	674	675
Navient Student Loan Trust, Ser 2017-2A, Cl A
2.677%, VAR ICE LIBOR USD 1 Month+1.050%, 12/27/2066 (C)	772	774
Navient Student Loan Trust, Ser 2017-3A, Cl A2
1.590%, VAR ICE LIBOR USD 1 Month+0.600%, 07/26/2066 (C)	2,000	2,007
Navient Student Loan Trust, Ser 2018-3A, Cl A2
2.047%, VAR ICE LIBOR USD 1 Month+0.420%, 03/25/2067 (C)	1,096	1,097
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.039%, VAR ICE LIBOR USD 1 Month+0.600%, 10/27/2036 (C)	410	408
NextGear Floorplan Master Owner Trust, Ser 2017-2A, Cl A2
2.560%, 10/17/2022 (C)	1,065	1,072
NRZ Advance Receivables Trust, Ser 2019-T1, Cl AT1
2.590%, 07/15/2052 (C)	2,700	2,731

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ocean Trails CLO IV, Ser 2013-4A, Cl AR
2.607%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (C)	$738	$738
Octagon Investment Partners 25, Ser 2018-1A, Cl AR
2.619%, VAR ICE LIBOR USD 3 Month+0.800%, 10/20/2026 (C)	430	429
Park Place Securities Asset-Backed Pass-Through Certificates, Ser 2005-WCW3, Cl M1
2.107%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	1,271	1,270
PFS Financing, Ser 2018-B, Cl A
2.890%, 02/15/2023 (C)	2,500	2,533
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
2.777%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2065 (C)	1,832	1,835
SLC Student Loan Trust, Ser 2005-3, Cl A3
2.014%, VAR ICE LIBOR USD 3 Month+0.120%, 06/15/2029	1,466	1,461
SLC Student Loan Trust, Ser 2007-1, Cl A4
1.752%, VAR ICE LIBOR USD 3 Month+0.060%, 05/15/2029	1,201	1,178
SLM Student Loan Trust, Ser 2003-10A, Cl A3
4.050%, VAR ICE LIBOR USD 3 Month+0.470%, 12/15/2027 (C)	1,557	1,557
SLM Student Loan Trust, Ser 2003-11, Cl A6
2.669%, VAR ICE LIBOR USD 3 Month+0.550%, 12/15/2025 (C)	720	722
SLM Student Loan Trust, Ser 2004-1, Cl A4
2.054%, VAR ICE LIBOR USD 3 Month+0.260%, 10/27/2025	845	843
SLM Student Loan Trust, Ser 2005-3, Cl A5
1.884%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	121	121
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.060%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	1,473	1,465
SLM Student Loan Trust, Ser 2005-5, Cl A4
2.080%, VAR ICE LIBOR USD 3 Month+0.140%, 10/25/2028	1,159	1,152
SLM Student Loan Trust, Ser 2006-5, Cl A5
1.904%, VAR ICE LIBOR USD 3 Month+0.110%, 01/25/2027	470	470
SLM Student Loan Trust, Ser 2006-8, Cl A5
1.904%, VAR ICE LIBOR USD 3 Month+0.110%, 01/27/2025	501	500
SLM Student Loan Trust, Ser 2006-9, Cl A5
2.040%, VAR ICE LIBOR USD 3 Month+0.100%, 01/26/2026	485	485

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.174%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	$1,244	$1,245
SLM Student Loan Trust, Ser 2011-1, Cl A1
2.147%, VAR ICE LIBOR USD 1 Month+0.520%, 03/25/2026	124	124
SLM Student Loan Trust, Ser 2011-2, Cl A1
1.371%, VAR ICE LIBOR USD 1 Month+0.600%, 11/25/2027	556	557
SLM Student Loan Trust, Ser 2012-2, Cl A
2.327%, VAR ICE LIBOR USD 1 Month+0.700%, 01/25/2029	1,064	1,040
SLM Student Loan Trust, Ser 2013-2, Cl A
2.077%, VAR ICE LIBOR USD 1 Month+0.450%, 06/25/2043	1,316	1,300
SLM Student Loan Trust, Ser 2013-4, Cl A
0.989%, VAR ICE LIBOR USD 1 Month+0.550%, 06/25/2043	1,408	1,394
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (C)	4,044	4,087
Structured Asset Investment Loan Trust, Ser 2004-10, Cl A7
1.594%, VAR ICE LIBOR USD 1 Month+1.060%, 11/25/2034	141	141
Structured Asset Investment Loan Trust, Ser 2005-3, Cl M2
1.194%, VAR ICE LIBOR USD 1 Month+0.660%, 04/25/2035	275	275
Structured Asset Investment Loan Trust, Ser 2005-HE2, Cl M1
2.347%, VAR ICE LIBOR USD 1 Month+0.720%, 07/25/2035	256	256
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
2.197%, VAR ICE LIBOR USD 1 Month+0.570%, 05/25/2035	671	666
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl M1
1.877%, VAR ICE LIBOR USD 1 Month+0.250%, 09/25/2036	2,215	2,195
Transportation Finance Equipment Trust, Ser 2019-1, Cl A3
1.850%, 04/24/2023 (C)	5,095	5,142
Treman Park CLO, Ser 2018-1A, Cl ARR
2.889%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (C)	1,100	1,100
Voya CLO, Ser 2017-3A, Cl A1R
2.514%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (C)	441	441

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-4, Cl M1
2.087%, VAR ICE LIBOR USD 1 Month+0.460%, 12/25/2035	$7	$7
		83,792
Total Asset-Backed Securities
(Cost $213,658) ($ Thousands)		215,520

COMMERCIAL PAPER (A)— 2.4%
Credit Agricole Corporate and Investment Bank
1.560%, 03/02/2020	12,300	12,298
Snap-on
1.600%, 03/04/2020 (C)	2,000	1,999
Toronto-Dominion Bank
1.580%, 03/02/2020 (C)	10,000	9,999
Total Capital
1.650%, 03/02/2020 (C)	10,000	9,999
Total Commercial Paper
(Cost $34,298) ($ Thousands)		34,295

MUNICIPAL BONDS — 1.5%
Arizona — 0.3%
City of Phoenix, Civic Improvement, RB
2.107%, 07/01/2021	3,500	3,544

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California — 1.1%
Bay Area, Toll Authority, Sub-Ser, RB
2.128%, 04/01/2022	$4,525	$4,596
2.075%, 04/01/2021	4,000	4,034
California State, Department of Water Resources, Power Supply Revenue, Ser P, RB
1.713%, 05/01/2021	7,439	7,478
		16,108
Washington — 0.1%
Franklin County, Ser B, RB
1.980%, 09/01/2021	1,000	1,010

Total Municipal Bonds
(Cost $20,464) ($ Thousands)		20,662

	Shares
CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	48,412,007	48,412
Total Cash Equivalent
(Cost $48,412) ($ Thousands)		48,412

Total Investments in Securities — 101.2%
(Cost $1,401,918) ($ Thousands)		$1,419,136

The open futures contracts held by the Fund at February 29, 2020, are as follows:

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Limited Duration Bond Fund (Concluded)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 2-Year Treasury Note	386	Jul-2020	$83,537	$84,275	$738
U.S. 5-Year Treasury Note	(38)	Jul-2020	(4,585)	(4,665)	(80)
			$78,952	$79,610	$658

Percentages are based on Net Assets of $1,401,691 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2020.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $267,212 ($ Thousands), representing 19.1% of the Net Assets of the Fund.

ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
RB — Revenue Bond
TBA — To Be Announced
VAR — Variable Rate

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	404,053	–	404,053
Mortgage-Backed Securities	–	353,482	–	353,482
Corporate Obligations	–	342,712	–	342,712
Asset-Backed Securities	–	215,520	–	215,520
Commercial Paper	–	34,295	–	34,295
Municipal Bonds	–	20,662	–	20,662
Cash Equivalent	48,412	–	–	48,412
Total Investments in Securities	48,412	1,370,724	–	1,419,136

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	738	–	–	738
Unrealized Depreciation	(80)	–	–	(80)
Total Other Financial Instruments	658	–	–	658

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value at 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$19,768	$915,290	$(886,646)	$—	$—	$48,412	48,412,007	$340	$—

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS ††— 84.4%
Communication Services — 4.5%
America Movil
6.125%, 03/30/2040	$630	$916
5.000%, 03/30/2020	1,040	1,043
4.375%, 04/22/2049	900	1,114
3.125%, 07/16/2022	12,185	12,641
AT&T
8.750%, 11/15/2031	1,150	1,745
6.800%, 05/15/2036	2,915	4,037
5.450%, 03/01/2047	525	682
4.550%, 03/09/2049	1,115	1,292
3.400%, 05/15/2025	3,500	3,729
3.372%, 11/27/2022 (A)(B)	6,000	5,717
Charter Communications Operating LLC
6.384%, 10/23/2035	1,185	1,565
4.908%, 07/23/2025	2,505	2,819
4.464%, 07/23/2022	50	53
Comcast
5.650%, 06/15/2035	255	353
4.950%, 10/15/2058	2,370	3,252
4.700%, 10/15/2048	6,790	8,927
4.600%, 10/15/2038	2,960	3,697
4.200%, 08/15/2034	7,700	9,312
4.049%, 11/01/2052	1,800	2,144
3.969%, 11/01/2047	2,563	3,015
3.950%, 10/15/2025	4,045	4,530
3.900%, 03/01/2038	1,095	1,275
3.700%, 04/15/2024	2,135	2,319
3.600%, 03/01/2024	920	993
3.400%, 07/15/2046	1,040	1,119
3.375%, 02/15/2025	8,030	8,681
3.375%, 08/15/2025	2,240	2,435
3.150%, 03/01/2026	3,180	3,431
3.150%, 02/15/2028	765	831
2.650%, 02/01/2030	2,555	2,683
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,850	4,675
Cox Communications
6.450%, 12/01/2036 (A)	2,610	3,500
Discovery Communications LLC
5.300%, 05/15/2049	4,820	5,835
5.000%, 09/20/2037	945	1,084
2.950%, 03/20/2023	4,500	4,654
NBCUniversal Media LLC
6.400%, 04/30/2040	2,555	3,808
5.950%, 04/01/2041	1,669	2,426
Sprint Spectrum LLC
4.738%, 03/20/2025 (A)	6,525	6,981
3.360%, 09/20/2021 (A)	974	982
Verizon Communications
7.750%, 12/01/2030	1,750	2,595
5.012%, 04/15/2049	2,175	3,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.862%, 08/21/2046	$990	$1,307
4.522%, 09/15/2048	3,866	5,000
Walt Disney
6.400%, 12/15/2035	2,266	3,383
2.750%, 09/01/2049	2,235	2,265
		147,847
Consumer Discretionary — 3.2%
Air Canada, Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	3,874	4,181
Alibaba Group Holding
2.800%, 06/06/2023	2,060	2,120
Alimentation Couche-Tard
2.950%, 01/25/2030 (A)	1,760	1,811
Amazon.com
5.200%, 12/03/2025	4,890	5,811
3.875%, 08/22/2037	5,310	6,388
2.800%, 08/22/2024	2,740	2,889
American Honda Finance
1.950%, 05/20/2022	12,025	12,160
BMW US Capital LLC
2.800%, 04/11/2026 (A)	3,555	3,746
Ferguson Finance
4.500%, 10/24/2028 (A)	2,266	2,593
Ford Motor Credit LLC
4.271%, 01/09/2027	4,515	4,522
3.813%, 10/12/2021	6,270	6,398
General Motors Financial
3.550%, 07/08/2022	4,670	4,836
Home Depot
5.875%, 12/16/2036	3,889	5,616
4.500%, 12/06/2048	1,835	2,404
4.400%, 03/15/2045	840	1,061
3.900%, 06/15/2047	1,505	1,837
3.750%, 02/15/2024	2,300	2,512
3.500%, 09/15/2056	2,835	3,207
3.350%, 09/15/2025	1,640	1,797
2.800%, 09/14/2027	3,055	3,255
Kohl's
5.550%, 07/17/2045	4,905	5,250
NVR
3.950%, 09/15/2022	2,365	2,501
QVC
4.850%, 04/01/2024	1,720	1,804
4.750%, 02/15/2027	1,580	1,558
Target
6.500%, 10/15/2037	2,650	4,164
4.000%, 07/01/2042	1,700	2,075
2.500%, 04/15/2026	1,770	1,877
Time Warner Cable LLC
6.550%, 05/01/2037	1,975	2,571

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (A)	$4,505	$4,608
		105,552
Consumer Staples — 8.7%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	3,868
Altria Group
9.950%, 11/10/2038	1,708	2,771
4.800%, 02/14/2029	1,875	2,143
4.400%, 02/14/2026	1,645	1,841
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	7,315	11,880
4.600%, 04/15/2048	1,915	2,298
Anheuser-Busch LLC
4.900%, 02/01/2046	1,480	1,825
4.700%, 02/01/2036	6,843	8,197
Archer-Daniels-Midland
4.500%, 03/15/2049	4,605	6,242
Ascension Health
3.106%, 11/15/2039	1,610	1,773
2.532%, 11/15/2029	1,000	1,049
BAT Capital
4.390%, 08/15/2037	3,375	3,575
3.215%, 09/06/2026	4,675	4,879
2.764%, 08/15/2022	4,195	4,308
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	3,685	4,073
4.375%, 12/15/2028 (A)	8,226	9,367
Bayer US Finance LLC
3.375%, 10/08/2024 (A)	1,820	1,933
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,212
Bowdoin College
4.693%, 07/01/2112	378	494
Coca-Cola
1.550%, 09/01/2021	3,930	3,949
CommonSpirit Health
4.187%, 10/01/2049	2,815	3,079
Constellation Brands
4.400%, 11/15/2025	1,305	1,482
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	2,066	2,748
7.507%, 01/10/2032 (A)	1,430	1,849
6.036%, 12/10/2028	2,829	3,264
Georgetown University
4.315%, 04/01/2049	2,360	3,124
Hershey
3.100%, 05/15/2021	4,705	4,807
2.300%, 08/15/2026	3,900	4,093
2.050%, 11/15/2024	4,310	4,476

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kaiser Foundation Hospitals
4.150%, 05/01/2047	$2,830	$3,574
3.150%, 05/01/2027	2,005	2,188
Kimberly-Clark
3.200%, 04/25/2029	5,080	5,650
Kroger
3.850%, 08/01/2023	2,700	2,905
3.400%, 04/15/2022	2,774	2,874
2.800%, 08/01/2022	3,455	3,578
Land O' Lakes
6.000%, 11/15/2022 (A)	640	687
Mars
4.200%, 04/01/2059 (A)	1,520	2,005
3.600%, 04/01/2034 (A)	1,790	2,122
3.200%, 04/01/2030 (A)	2,435	2,719
2.700%, 04/01/2025 (A)	7,465	7,925
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,235	5,934
Memorial Health Services
3.447%, 11/01/2049	1,585	1,791
Nestle Holdings
4.000%, 09/24/2048 (A)	1,425	1,801
3.500%, 09/24/2025 (A)	6,080	6,694
Northwell Healthcare
4.260%, 11/01/2047	1,915	2,274
Northwestern University
3.662%, 12/01/2057	1,820	2,337
Novartis Capital
3.000%, 11/20/2025	4,030	4,358
2.750%, 08/14/2050	3,400	3,524
PepsiCo
3.450%, 10/06/2046	2,386	2,728
3.375%, 07/29/2049	3,120	3,568
2.375%, 10/06/2026	5,960	6,231
Philip Morris International
4.500%, 03/20/2042	2,350	2,763
4.375%, 11/15/2041	2,045	2,366
3.875%, 08/21/2042	3,460	3,785
2.500%, 11/02/2022	4,545	4,681
2.375%, 08/17/2022	3,045	3,106
Procter & Gamble
1.900%, 10/23/2020	4,250	4,258
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	9,730	10,071
Reynolds American
8.125%, 05/01/2040	980	1,366
7.250%, 06/15/2037	2,395	3,169
4.450%, 06/12/2025	1,540	1,697
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	3,343

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RWJ Barnabas Health
3.477%, 07/01/2049	$4,000	$4,490
Sanofi
3.375%, 06/19/2023	2,979	3,176
SSM Health Care
3.688%, 06/01/2023	7,331	7,821
Tyson Foods Inc
4.000%, 03/01/2026	1,060	1,184
University of Southern California
5.250%, 10/01/2111	3,250	5,499
Walmart
4.050%, 06/29/2048	5,284	6,655
3.550%, 06/26/2025	4,090	4,504
3.250%, 07/08/2029	4,435	4,947
2.950%, 09/24/2049	3,230	3,467
2.550%, 04/11/2023	7,430	7,695
2.375%, 09/24/2029	5,890	6,161
2.350%, 12/15/2022	4,560	4,695
		285,965
Energy — 5.7%
Baker Hughes a GE LLC
2.773%, 12/15/2022	2,320	2,376
BP Capital Markets
3.723%, 11/28/2028	2,159	2,405
3.279%, 09/19/2027	1,785	1,919
BP Capital Markets America
3.937%, 09/21/2028	2,160	2,451
3.216%, 11/28/2023	5,420	5,699
3.000%, 02/24/2050	3,270	3,237
2.520%, 09/19/2022	4,340	4,444
Cameron LNG LLC
2.902%, 07/15/2031 (A)	1,000	1,050
Cenovus Energy
4.250%, 04/15/2027	3,185	3,416
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,365
Chevron
2.895%, 03/03/2024	3,915	4,108
ConocoPhillips
6.500%, 02/01/2039	3,065	4,538
2.592%, VAR ICE LIBOR USD 3 Month+0.900%, 05/15/2022	3,955	4,009
Diamondback Energy
2.875%, 12/01/2024	1,675	1,709
Energy Transfer Operating
4.650%, 06/01/2021	2,982	3,076
3.750%, 05/15/2030	5,940	6,023
Eni
4.000%, 09/12/2023 (A)	6,800	7,292
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,574

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EQM Midstream Partners
5.500%, 07/15/2028	$920	$771
Exxon Mobil
3.043%, 03/01/2026	1,985	2,130
2.995%, 08/16/2039	2,830	2,955
Hess
6.000%, 01/15/2040	2,630	2,937
Kinder Morgan
5.550%, 06/01/2045	1,870	2,222
Lukoil International Finance BV
6.125%, 11/09/2020 (A)	340	349
MPLX
4.800%, 02/15/2029	2,120	2,371
4.500%, 07/15/2023	1,350	1,456
2.985%, VAR ICE LIBOR USD 3 Month+1.100%, 09/09/2022	3,290	3,302
2.785%, VAR ICE LIBOR USD 3 Month+0.900%, 09/09/2021	3,290	3,299
Northern Natural Gas
4.250%, 06/01/2021 (A)	720	740
Occidental Petroleum
6.450%, 09/15/2036	1,700	2,011
4.322%, 10/10/2036 (B)	11,000	5,418
Petroleos Mexicanos
5.950%, 01/28/2031 (A)	4,265	4,139
5.350%, 02/12/2028	1,880	1,822
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (A)	2,085	2,071
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,345	3,735
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,775	1,997
5.000%, 03/15/2027	1,740	1,924
Saudi Arabian Oil MTN
4.375%, 04/16/2049 (A)	350	396
3.500%, 04/16/2029 (A)	1,920	2,041
2.750%, 04/16/2022 (A)	2,985	3,032
Schlumberger Holdings
3.900%, 05/17/2028 (A)	2,444	2,635
Shell International Finance BV
6.375%, 12/15/2038	1,435	2,163
4.125%, 05/11/2035	4,275	5,148
4.000%, 05/10/2046	3,115	3,646
3.750%, 09/12/2046	2,600	2,969
3.400%, 08/12/2023	5,525	5,889
3.125%, 11/07/2049	2,890	2,984
2.500%, 09/12/2026	310	322
2.375%, 11/07/2029	2,660	2,712
2.250%, 11/10/2020	3,990	4,004
Spectra Energy Partners
3.375%, 10/15/2026	1,795	1,929

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Suncor Energy Ventures
4.500%, 04/01/2022 (A)	$1,950	$2,022
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,265	4,671
2.900%, 03/01/2030 (A)	4,230	4,266
Total Capital
3.883%, 10/11/2028	12,360	14,134
Total Capital International
2.829%, 01/10/2030	3,570	3,779
TransCanada PipeLines
3.750%, 10/16/2023	5,000	5,329
Williams Partners
5.800%, 11/15/2043	745	908
		185,319
Financials — 30.1%
AIA Group
3.600%, 04/09/2029 (A)	9,500	10,566
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,406	2,056
American Express
3.700%, 11/05/2021	10,350	10,693
3.700%, 08/03/2023	4,810	5,142
2.500%, 08/01/2022	15,971	16,299
2.200%, 10/30/2020	1,730	1,735
American International Group
4.750%, 04/01/2048	3,755	4,810
4.500%, 07/16/2044	2,765	3,388
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,658
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,730	3,442
4.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.266%, 01/14/2050 (A)	1,640	1,650
4.400%, 05/27/2026 (A)	1,140	1,275
4.000%, 05/30/2024 (A)	6,353	6,939
Athene Global Funding
3.000%, 07/01/2022 (A)	3,480	3,598
2.950%, 11/12/2026 (A)	4,485	4,725
Athene Holding
4.125%, 01/12/2028	1,160	1,235
AXA Equitable Holdings
3.900%, 04/20/2023	2,440	2,595
Banco Santander
3.125%, 02/23/2023	3,165	3,283
2.706%, 06/27/2024	6,830	7,084
Bank of America
6.000%, 10/15/2036	430	603
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	70	76

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/2026	$12,335	$13,176
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	6,072	6,292
Bank of America MTN
4.450%, 03/03/2026	900	1,015
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	1,400	1,787
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/2029	9,870	11,356
4.183%, 11/25/2027	6,735	7,495
4.000%, 01/22/2025	1,300	1,418
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	1,170	1,311
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	13,945	15,228
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	55	60
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/2025	9,300	9,899
3.248%, 10/21/2027	6,030	6,473
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	9,170	9,623
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	4,405	4,423
Bank of Montreal MTN
3.300%, 02/05/2024	4,395	4,682
1.900%, 08/27/2021	4,875	4,911
Bank of New York Mellon MTN
3.450%, 08/11/2023	6,615	7,059
2.450%, 08/17/2026	630	659
Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/2023	2,690	2,828
3.932%, VAR ICE LIBOR USD 3 Month+1.610%, 05/07/2025	4,240	4,517
Berkshire Hathaway
3.125%, 03/15/2026	1,978	2,142
Berkshire Hathaway Finance
4.250%, 01/15/2049	90	112
BGC Partners
3.750%, 10/01/2024	5,290	5,510
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	966
4.750%, 02/15/2023 (A)	2,014	2,204
4.450%, 07/15/2045 (A)	1,534	1,902
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	8,260	8,824
Cantor Fitzgerald
4.875%, 05/01/2024 (A)	4,000	4,375
Capital One Financial
3.300%, 10/30/2024	4,618	4,915

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	$861	$908
CDP Financial
5.600%, 11/25/2039 (A)	700	1,047
Charles Schwab
4.450%, 07/22/2020	1,720	1,739
3.850%, 05/21/2025	5,330	5,935
2.650%, 01/25/2023	8,551	8,904
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,472
2.875%, 11/03/2022	1,925	2,002
2.300%, 11/03/2020	3,090	3,102
Cincinnati Financial
6.125%, 11/01/2034	2,882	4,233
Citadel
4.875%, 01/15/2027 (A)	3,820	4,197
Citigroup
8.125%, 07/15/2039	3,699	6,404
5.500%, 09/13/2025	860	1,009
4.650%, 07/23/2048	5,208	6,912
4.450%, 09/29/2027	175	198
3.400%, 05/01/2026	6,375	6,905
2.900%, 12/08/2021	4,200	4,286
CME Group
4.150%, 06/15/2048	3,829	4,967
Cooperatieve Rabobank UA
4.625%, 12/01/2023	2,940	3,196
3.875%, 09/26/2023 (A)	3,000	3,239
2.807%, VAR ICE LIBOR USD 3 Month+0.860%, 09/26/2023 (A)	6,790	6,856
Credit Agricole
3.250%, 01/14/2030 (A)	3,805	3,937
Credit Agricole MTN
3.750%, 04/24/2023 (A)	4,640	4,922
Credit Suisse NY
3.000%, 10/29/2021	3,680	3,764
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	3,060	3,127
European Investment Bank
2.250%, 03/15/2022	3,695	3,789
1.375%, 06/15/2020	4,370	4,370
1.375%, 09/06/2022	2,790	2,820
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	1,640	1,981
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,656
First Republic Bank
2.500%, 06/06/2022	1,718	1,758

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.912%, VAR United States Secured Overnight Financing Rate+0.620%, 02/12/2024	$2,800	$2,838
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	4,190	4,602
Goldman Sachs Capital I
6.345%, 02/15/2034	2,010	2,799
Goldman Sachs Group
6.750%, 10/01/2037	990	1,405
6.450%, 05/01/2036	630	860
5.750%, 01/24/2022	435	468
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	1,595	1,889
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	135	153
3.850%, 01/26/2027	140	154
3.500%, 01/23/2025	2,220	2,369
3.500%, 11/16/2026	4,613	4,955
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	9,475	10,001
3.000%, 04/26/2022	5,905	6,002
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	1,025	1,052
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	4,463	4,552
2.862%, VAR ICE LIBOR USD 3 Month+1.170%, 05/15/2026	1,125	1,139
Goldman Sachs Group MTN
4.800%, 07/08/2044	5,865	7,494
2.905%, VAR ICE LIBOR USD 3 Month+0.990%, 07/24/2023	4,060	4,171
HSBC Bank PLC
7.650%, 05/01/2025	2,880	3,567
HSBC Holdings
6.500%, 09/15/2037	495	688
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	11,362	12,454
3.900%, 05/25/2026	1,170	1,281
3.262%, VAR ICE LIBOR USD 3 Month+1.055%, 03/13/2023	12,675	13,026
ING Bank
5.800%, 09/25/2023 (A)	298	339
ING Groep
4.625%, 01/06/2026 (A)	3,375	3,878
4.100%, 10/02/2023	3,950	4,275
3.550%, 04/09/2024	4,365	4,675
Intercontinental Exchange
4.250%, 09/21/2048	4,417	5,317
2.750%, 12/01/2020	5,325	5,361
International Bank for Reconstruction & Development MTN
1.625%, 03/09/2021	4,705	4,731

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
8.750%, 09/01/2030	$1,291	$1,993
6.400%, 05/15/2038	3,152	4,677
5.500%, 10/15/2040	1,000	1,387
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	3,505	4,089
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	1,265	1,604
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	50	60
3.960%, VAR ICE LIBOR USD 3 Month+1.245%, 01/29/2027	2,700	3,003
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	4,740	5,646
3.875%, 09/10/2024	9,541	10,331
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	15,247	16,654
3.250%, 09/23/2022	3,629	3,783
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/2025	2,230	2,350
3.200%, 01/25/2023	3,400	3,565
3.200%, 06/15/2026	15,395	16,544
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	6,330	6,590
2.700%, 05/18/2023	3,735	3,874
2.310%, VAR ICE LIBOR USD 3 Month+0.550%, 02/01/2027	1,630	1,553
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	3,938	4,975
Korea Development Bank MTN
1.750%, 02/18/2025	5,905	5,965
Kreditanstalt fuer Wiederaufbau
2.500%, 02/15/2022	24,730	25,445
2.125%, 01/17/2023	3,320	3,424
Kreditanstalt fuer Wiederaufbau MTN
1.500%, 04/20/2020	3,685	3,685
Lloyds Banking Group
2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.000%, 02/05/2026	4,500	4,563
Macquarie Group
3.189%, VAR ICE LIBOR USD 3 Month+1.023%, 11/28/2023 (A)	7,108	7,375
Mercury General
4.400%, 03/15/2027	3,100	3,389
MetLife
4.050%, 03/01/2045	1,250	1,498
3.000%, 03/01/2025	2,500	2,678
Metropolitan Life Global Funding I
2.400%, 01/08/2021 (A)	6,350	6,400

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (A)	$5,645	$6,096
2.400%, 06/17/2022 (A)	6,924	7,102
Mitsubishi UFJ Financial Group
3.195%, 07/18/2029	5,500	5,896
Morgan Stanley
3.625%, 01/20/2027	8,990	9,835
Morgan Stanley MTN
6.375%, 07/24/2042	2,070	3,193
4.300%, 01/27/2045	4,420	5,454
4.100%, 05/22/2023	605	647
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	1,800	2,084
3.875%, 04/29/2024	4,860	5,277
3.750%, 02/25/2023	13,912	14,777
2.500%, 04/21/2021	3,850	3,892
MUFG Americas Holdings
3.000%, 02/10/2025	2,915	3,091
MUFG Union Bank
3.150%, 04/01/2022	6,130	6,322
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	850	877
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month+2.910%, 04/30/2043	2,056	2,152
4.400%, 11/01/2048	4,055	5,203
4.300%, 03/15/2049	2,558	3,277
4.023%, 11/01/2032	385	474
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,360	2,464
New York Life Global Funding
3.250%, 08/06/2021 (A)	4,985	5,111
New York Life Global Funding MTN
2.000%, 04/13/2021 (A)	10,000	10,090
Nippon Life Insurance
3.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.612%, 01/23/2050 (A)	4,115	4,238
Nomura Holdings
3.103%, 01/16/2030	4,600	4,783
2.648%, 01/16/2025	3,765	3,868
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,455	1,633
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,884
PNC Bank
3.300%, 10/30/2024	1,840	1,980
PNC Financial Services Group
2.600%, 07/23/2026	7,580	7,973

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	$4,750	$5,045
Principal Life Global Funding II
2.625%, 11/19/2020 (A)	3,038	3,058
2.375%, 11/21/2021 (A)	3,000	3,052
Prudential Financial MTN
5.700%, 12/14/2036	1,660	2,377
Royal Bank of Canada MTN
2.125%, 03/02/2020	2,455	2,455
Royal Bank of Scotland Group
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	4,090	4,230
S&P Global
3.250%, 12/01/2049	3,675	4,143
SBL Holdings LLC
5.125%, 11/13/2026 (A)	1,900	2,004
Securian Financial Group
4.800%, 04/15/2048 (A)	1,938	2,638
Standard Chartered
4.247%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	4,602	4,785
State Street
3.031%, VAR United States Secured Overnight Financing Rate+1.490%, 11/01/2034	4,875	5,212
Sumitomo Mitsui Financial Group
3.040%, 07/16/2029	1,915	2,036
2.448%, 09/27/2024	2,750	2,829
Svenska Handelsbanken
1.950%, 09/08/2020	2,364	2,371
Svenska Handelsbanken MTN
3.350%, 05/24/2021	2,200	2,254
Synchrony Financial
2.850%, 07/25/2022	2,870	2,936
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	1,775	2,341
4.270%, 05/15/2047 (A)	835	1,028
Travelers
3.750%, 05/15/2046	1,505	1,765
Truist Bank
4.050%, 11/03/2025	4,330	4,876
3.800%, 10/30/2026	1,780	1,999
3.525%, VAR ICE LIBOR USD 3 Month+0.500%, 10/26/2021	2,803	2,843
3.200%, 04/01/2024	6,235	6,603
Truist Financial
4.000%, 05/01/2025	7,580	8,399
Truist Financial MTN
3.875%, 03/19/2029	4,015	4,591
3.050%, 06/20/2022	11,280	11,654
2.850%, 10/26/2024	2,315	2,426

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS
2.450%, 12/01/2020 (A)	$1,530	$1,539
UBS MTN
4.500%, 06/26/2048 (A)	3,010	4,019
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	1,395	1,575
4.125%, 09/24/2025 (A)	1,240	1,382
3.491%, 05/23/2023 (A)	3,805	3,956
US Bancorp
3.375%, 02/05/2024	5,620	6,020
US Bancorp MTN
3.000%, 07/30/2029	10,320	11,019
2.950%, 07/15/2022	2,110	2,184
2.625%, 01/24/2022	2,184	2,236
Validus Holdings
8.875%, 01/26/2040	1,760	3,013
Wells Fargo
5.606%, 01/15/2044	3,571	4,857
3.625%, 10/22/2021	9,405	9,715
3.069%, 01/24/2023	12,595	12,920
3.000%, 04/22/2026	8,965	9,500
Wells Fargo MTN
4.900%, 11/17/2045	1,385	1,757
4.750%, 12/07/2046	11,903	15,013
4.400%, 06/14/2046	3,445	4,083
4.300%, 07/22/2027	939	1,053
4.150%, 01/24/2029	3,990	4,601
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	6,541	7,112
3.196%, VAR ICE LIBOR USD 3 Month+1.170%, 06/17/2027	8,330	8,887
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	4,210	4,379
2.164%, VAR ICE LIBOR USD 3 Month+0.750%, 02/11/2026	6,615	6,700
Wells Fargo Capital X
5.950%, 12/15/2036	975	1,272
		985,659
Health Care — 6.4%
Abbott Laboratories
2.950%, 03/15/2025	1,710	1,833
AbbVie
4.050%, 11/21/2039 (A)	2,490	2,758
3.600%, 05/14/2025	1,785	1,925
2.600%, 11/21/2024 (A)	6,560	6,778
2.150%, 11/19/2021 (A)	12,575	12,707
Amgen
3.375%, 02/21/2050	1,430	1,454
2.200%, 02/21/2027	2,275	2,315
Ascension Health
3.945%, 11/15/2046	4,194	5,203

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AstraZeneca
3.375%, 11/16/2025	$2,625	$2,876
Bristol-Myers Squibb
4.550%, 02/20/2048 (A)	250	330
3.400%, 07/26/2029 (A)	4,405	4,942
3.200%, 06/15/2026 (A)	1,325	1,447
2.900%, 07/26/2024 (A)	4,245	4,484
2.550%, 05/14/2021 (A)	3,550	3,600
Cigna
4.125%, 11/15/2025	7,684	8,561
CommonSpirit Health
4.350%, 11/01/2042	1,630	1,839
CVS Health
4.100%, 03/25/2025	5,347	5,862
3.700%, 03/09/2023	7,955	8,403
3.000%, 08/15/2026	2,060	2,161
DH Europe Finance II Sarl
2.050%, 11/15/2022	3,560	3,624
Eli Lilly
3.375%, 03/15/2029	3,155	3,543
Gilead Sciences
4.800%, 04/01/2044	1,300	1,669
4.750%, 03/01/2046	1,625	2,096
4.000%, 09/01/2036	1,120	1,317
3.250%, 09/01/2022	5,645	5,891
2.550%, 09/01/2020	3,815	3,831
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,040	2,340
3.125%, 05/14/2021	4,875	4,989
2.875%, 06/01/2022	4,750	4,898
Johnson & Johnson
2.900%, 01/15/2028	2,435	2,654
2.625%, 01/15/2025	7,063	7,472
Medtronic
4.625%, 03/15/2045	921	1,246
4.375%, 03/15/2035	1,732	2,205
3.150%, 03/15/2022	1,016	1,054
Merck
3.900%, 03/07/2039	2,805	3,350
3.600%, 09/15/2042	2,000	2,362
3.400%, 03/07/2029	4,305	4,812
2.750%, 02/10/2025	955	1,006
2.350%, 02/10/2022	3,555	3,612
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,921
Pfizer
4.000%, 03/15/2049	2,550	3,167
3.000%, 12/15/2026	2,020	2,200
Pharmacia
6.600%, 12/01/2028	1,000	1,364
UnitedHealth Group
6.875%, 02/15/2038	2,300	3,517

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 06/15/2037	$1,645	$2,431
4.700%, 02/15/2021	4,480	4,576
4.625%, 07/15/2035	5,070	6,338
4.200%, 01/15/2047	1,432	1,717
3.875%, 12/15/2028	1,835	2,095
3.850%, 06/15/2028	1,250	1,417
3.750%, 07/15/2025	3,700	4,101
3.700%, 12/15/2025	1,705	1,893
3.700%, 08/15/2049	630	703
3.500%, 02/15/2024	6,660	7,123
2.875%, 03/15/2023	3,300	3,441
2.375%, 10/15/2022	4,155	4,260
2.125%, 03/15/2021	5,230	5,254
Wyeth
6.000%, 02/15/2036	1,400	2,034
Wyeth LLC
5.950%, 04/01/2037	3,700	5,426
		208,427
Industrials — 7.2%
3M MTN
3.250%, 02/14/2024	4,102	4,374
Air Lease
3.875%, 07/03/2023	4,406	4,652
Airbus
3.950%, 04/10/2047 (A)	2,800	3,470
American Airlines, Pass-Through Trust, Ser 2013-1, Cl A
4.000%, 07/15/2025	1,949	2,095
American Airlines, Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	4,779	5,029
American Airlines, Pass-Through Trust, Ser 2019-1, Cl A
3.500%, 02/15/2032	2,491	2,725
Aviation Capital Group LLC
2.875%, 01/20/2022 (A)	2,055	2,093
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,854
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	2,736
Boeing
3.850%, 11/01/2048	2,180	2,405
3.550%, 03/01/2038	1,115	1,236
3.100%, 05/01/2026	6,030	6,393
2.700%, 05/01/2022	3,350	3,428
1.875%, 06/15/2023	2,840	2,846
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,440	3,543
4.900%, 04/01/2044	2,563	3,388
4.550%, 09/01/2044	4,595	5,703
4.150%, 04/01/2045	2,845	3,410

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 12/15/2048	$270	$328
Canadian National Railway
4.450%, 01/20/2049	3,000	3,908
Carrier Global
2.722%, 02/15/2030 (A)	6,195	6,255
Caterpillar
3.803%, 08/15/2042	1,390	1,656
3.400%, 05/15/2024	3,050	3,274
Caterpillar Financial Services MTN
3.150%, 09/07/2021	3,270	3,360
2.950%, 02/26/2022	5,605	5,786
2.550%, 11/29/2022	7,975	8,226
Continental Airlines, Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,707	2,919
Continental Airlines, Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,411	3,686
CSX
3.350%, 09/15/2049	4,726	4,956
Delta Air Lines, Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	1,778	1,788
Delta Air Lines, Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,265	1,346
Delta Air Lines, Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,982
Fortive
2.350%, 06/15/2021	1,720	1,738
GE Capital International Funding Unlimited
4.418%, 11/15/2035	10,837	12,389
2.342%, 11/15/2020	2,230	2,236
General Dynamics
1.875%, 08/15/2023	2,445	2,484
John Deere Capital
3.650%, 10/12/2023	4,902	5,314
2.550%, 01/08/2021	2,500	2,521
John Deere Capital MTN
3.450%, 06/07/2023	4,705	5,019
3.125%, 09/10/2021	2,615	2,688
2.950%, 04/01/2022	5,600	5,794
2.800%, 03/04/2021	3,340	3,388
2.800%, 07/18/2029	4,220	4,534
2.650%, 06/24/2024	4,430	4,663
2.650%, 06/10/2026	320	341
Mexico City Airport Trust
5.500%, 07/31/2047 (A)	3,975	4,338
Norfolk Southern
3.800%, 08/01/2028	3,180	3,638

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northrop Grumman
2.930%, 01/15/2025	$4,495	$4,764
Otis Worldwide
2.565%, 02/15/2030 (A)	3,840	3,950
PACCAR Financial MTN
1.650%, 08/11/2021	1,200	1,207
Penske Truck Leasing LP
3.950%, 03/10/2025 (A)	2,752	3,018
3.450%, 07/01/2024 (A)	5,540	5,931
Raytheon
2.500%, 12/15/2022	6,107	6,281
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (A)	1,880	1,948
1.700%, 09/15/2021 (A)	3,850	3,869
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	2,101
Snap-on
4.100%, 03/01/2048	570	712
Southwest Airlines, Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	385	411
TTX
4.600%, 02/01/2049 (A)	2,100	2,840
TTX MTN
3.600%, 01/15/2025 (A)	3,243	3,525
2.600%, 06/15/2020 (A)	2,620	2,625
United Airlines, Pass-Through Trust, Ser 2016-1, Cl B
3.650%, 01/07/2026	2,026	2,122
United Airlines, Pass-Through Trust, Ser 2018-1, Cl B
4.600%, 03/01/2026	1,222	1,291
United Airlines, Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,458	1,651
United Parcel Service
3.750%, 11/15/2047	3,396	3,779
United Technologies
4.500%, 06/01/2042	2,300	2,951
US Airways, Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	118	129
Vinci
3.750%, 04/10/2029 (A)	3,310	3,819
WW Grainger
4.200%, 05/15/2047	2,510	3,028
		234,887
Information Technology — 7.3%
Adobe
1.700%, 02/01/2023	12,000	12,163

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apple
4.650%, 02/23/2046	$4,690	$6,248
4.500%, 02/23/2036	2,335	2,973
4.375%, 05/13/2045	515	658
3.850%, 08/04/2046	7,080	8,447
3.350%, 02/09/2027	3,730	4,109
3.250%, 02/23/2026	19,645	21,456
3.000%, 02/09/2024	3,720	3,944
2.850%, 05/06/2021	2,722	2,769
2.850%, 05/11/2024	1,055	1,114
Applied Materials
3.900%, 10/01/2025	3,155	3,546
Broadcom
2.650%, 01/15/2023	3,066	3,121
Cisco Systems
5.900%, 02/15/2039	2,007	2,986
2.450%, 06/15/2020	5,995	6,005
2.200%, 02/28/2021	4,035	4,062
2.200%, 09/20/2023	3,970	4,074
Dell International LLC
8.350%, 07/15/2046 (A)	3,415	4,654
8.100%, 07/15/2036 (A)	645	885
Genpact Luxembourg Sarl
3.700%, 04/01/2022	3,310	3,444
3.375%, 12/01/2024	3,580	3,751
Hewlett Packard Enterprise
3.500%, 10/05/2021	1,845	1,895
Intel
4.000%, 12/15/2032	4,300	5,187
3.734%, 12/08/2047	2,461	2,901
3.250%, 11/15/2049	2,980	3,254
2.875%, 05/11/2024	5,830	6,128
International Business Machines
4.150%, 05/15/2039	2,080	2,515
3.500%, 05/15/2029	5,250	5,890
3.300%, 05/15/2026	1,805	1,973
Mastercard
2.950%, 06/01/2029	2,420	2,623
Microsoft
4.100%, 02/06/2037	6,243	7,744
4.000%, 02/12/2055	1,100	1,392
3.750%, 02/12/2045	115	140
3.700%, 08/08/2046	9,054	10,993
3.500%, 02/12/2035	1,265	1,472
3.450%, 08/08/2036	115	133
2.400%, 08/08/2026	11,030	11,605
2.000%, 08/08/2023	4,475	4,582
NXP BV
4.875%, 03/01/2024 (A)	3,252	3,584
Oracle
4.300%, 07/08/2034	2,775	3,406
4.125%, 05/15/2045	320	389

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 07/15/2046	$7,940	$9,451
3.850%, 07/15/2036	460	533
3.800%, 11/15/2037	2,475	2,861
2.950%, 05/15/2025	2,160	2,293
2.650%, 07/15/2026	5,610	5,924
2.500%, 05/15/2022	4,700	4,803
2.400%, 09/15/2023	3,760	3,880
QUALCOMM
4.300%, 05/20/2047	2,943	3,533
2.600%, 01/30/2023	5,375	5,542
Texas Instruments
4.150%, 05/15/2048	3,579	4,544
2.250%, 09/04/2029	15,435	15,793
Visa
3.150%, 12/14/2025	375	407
		237,779
Materials — 0.6%
BHP Billiton Finance USA
6.420%, 03/01/2026	1,510	1,904
5.000%, 09/30/2043	1,400	1,885
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)	3,920	3,841
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	2,100	2,295
3.700%, 01/30/2050 (A)	3,595	3,638
Praxair
3.200%, 01/30/2026	2,315	2,507
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,643
Suzano Austria GmbH
7.000%, 03/16/2047 (A)	1,120	1,313
		19,026
Real Estate — 2.5%
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	3,287
2.950%, 05/11/2026	2,182	2,341
Boston Properties
4.500%, 12/01/2028	2,630	3,107
3.850%, 02/01/2023	5,430	5,769
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,600	3,871
Healthpeak Properties
4.250%, 11/15/2023	1,970	2,144
3.250%, 07/15/2026	1,900	2,050
Kimco Realty
3.300%, 02/01/2025	2,000	2,144
Newmark Group
6.125%, 11/15/2023	3,140	3,451
Prologis
2.250%, 04/15/2030	1,345	1,352

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.125%, 04/15/2027	$4,860	$4,903
Realty Income
3.250%, 10/15/2022	4,970	5,199
Regency Centers
4.650%, 03/15/2049	420	548
4.400%, 02/01/2047	1,845	2,297
Sabra Health Care
4.800%, 06/01/2024	940	1,017
3.900%, 10/15/2029	4,275	4,535
Simon Property Group
6.750%, 02/01/2040	470	724
4.250%, 11/30/2046	1,864	2,297
3.375%, 10/01/2024	5,488	5,892
3.250%, 09/13/2049	1,555	1,627
2.450%, 09/13/2029	5,620	5,732
Ventas Realty
4.400%, 01/15/2029	5,598	6,405
3.125%, 06/15/2023	1,560	1,634
Vornado Realty
3.500%, 01/15/2025	3,895	4,201
Welltower
4.950%, 09/01/2048	2,632	3,413
WP Carey
4.600%, 04/01/2024	2,670	2,920
		82,860
Utilities — 8.2%
AEP Texas
3.450%, 01/15/2050	2,695	2,868
Alabama Power
3.850%, 12/01/2042	600	695
3.700%, 12/01/2047	2,800	3,127
2.450%, 03/30/2022	2,490	2,547
Ameren Illinois
4.500%, 03/15/2049	6,945	9,218
2.700%, 09/01/2022	2,000	2,058
Atmos Energy
4.125%, 03/15/2049	3,375	4,221
Berkshire Hathaway Energy
3.800%, 07/15/2048	1,065	1,222
3.250%, 04/15/2028	1,720	1,881
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,869
Cleco Corporate Holdings LLC
3.375%, 09/15/2029 (A)	1,585	1,628
CMS Energy
3.000%, 05/15/2026	4,285	4,549
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,568
4.000%, 03/01/2048	3,560	4,308
3.200%, 11/15/2049	1,395	1,480
3.000%, 03/01/2050	2,880	2,989

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.550%, 06/15/2026	$4,665	$4,873
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	3,503
3.800%, 05/15/2028	5,645	6,392
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	1,277
4.250%, 08/15/2028	5,318	6,007
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,329
3.900%, 06/15/2021	230	236
3.875%, 03/15/2046	3,800	4,475
3.350%, 05/15/2022	11,290	11,739
Duke Energy Florida LLC
3.100%, 08/15/2021	4,530	4,616
Duke Energy Indiana LLC
6.350%, 08/15/2038	335	510
4.900%, 07/15/2043	235	310
Duke Energy Progress LLC
4.200%, 08/15/2045	2,125	2,630
4.100%, 05/15/2042	946	1,155
3.000%, 09/15/2021	3,745	3,815
Electricite de France
4.950%, 10/13/2045 (A)	1,975	2,529
4.750%, 10/13/2035 (A)	900	1,143
Entergy Louisiana LLC
4.200%, 09/01/2048	4,565	5,785
Entergy Mississippi LLC
2.850%, 06/01/2028	3,595	3,817
Essential Utilities
4.276%, 05/01/2049	1,175	1,424
3.566%, 05/01/2029	1,695	1,883
Evergy
5.292%, 06/15/2022	1,190	1,280
Eversource Energy
3.800%, 12/01/2023	2,905	3,124
2.900%, 10/01/2024	4,420	4,633
2.750%, 03/15/2022	1,245	1,276
Exelon
3.950%, 06/15/2025	1,846	2,037
Florida Power & Light
5.960%, 04/01/2039	135	203
5.690%, 03/01/2040	1,621	2,397
4.125%, 02/01/2042	3,325	4,089
Georgia Power
4.300%, 03/15/2043	3,825	4,563
3.700%, 01/30/2050	2,860	3,234
Indiana Michigan Power
4.250%, 08/15/2048	515	641
Indianapolis Power & Light
4.700%, 09/01/2045 (A)	1,215	1,583
4.050%, 05/01/2046 (A)	60	74

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kentucky Utilities
5.125%, 11/01/2040	$150	$200
Korea Gas MTN
2.750%, 07/20/2022 (A)	4,490	4,610
MidAmerican Energy
3.150%, 04/15/2050	2,700	2,916
NextEra Energy Capital Holdings
3.500%, 04/01/2029	7,615	8,356
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,360
3.508%, 10/01/2024 (A)	125	135
Northern States Power
7.125%, 07/01/2025	3,220	4,059
NSTAR Electric
3.250%, 05/15/2029	2,684	2,943
Oglethorpe Power
5.375%, 11/01/2040	1,435	1,877
4.250%, 04/01/2046	1,125	1,181
4.200%, 12/01/2042	165	172
Oncor Electric Delivery LLC
5.300%, 06/01/2042	2,990	4,259
3.750%, 04/01/2045	3,130	3,757
PacifiCorp
6.250%, 10/15/2037	2,195	3,295
6.000%, 01/15/2039	4,235	6,221
2.950%, 06/01/2023	4,940	5,182
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,958
3.950%, 06/01/2047	1,802	2,152
Public Service Electric & Gas MTN
4.050%, 05/01/2048	2,792	3,516
3.700%, 05/01/2028	1,180	1,339
3.250%, 09/01/2023	1,450	1,536
Public Service of Colorado
6.250%, 09/01/2037	205	316
3.200%, 03/01/2050	1,540	1,681
Public Service of New Hampshire
3.600%, 07/01/2049	6,535	7,625
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,437
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,571
3.600%, 09/01/2023	1,224	1,299
3.000%, 08/15/2021	3,840	3,931
Sempra Energy
4.000%, 02/01/2048	470	520
3.800%, 02/01/2038	1,135	1,271
3.400%, 02/01/2028	1,680	1,807
2.900%, 02/01/2023	4,104	4,260
Southern California Edison
3.875%, 06/01/2021	8,795	8,962
2.850%, 08/01/2029	2,500	2,608

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern California Gas
5.125%, 11/15/2040	$10	$13
4.300%, 01/15/2049	1,025	1,313
3.750%, 09/15/2042	175	193
2.550%, 02/01/2030	4,515	4,767
Tampa Electric
3.625%, 06/15/2050	4,580	5,397
Union Electric
4.000%, 04/01/2048	1,930	2,374
Wisconsin Power & Light
3.050%, 10/15/2027	2,300	2,503
Wisconsin Public Service
3.300%, 09/01/2049	2,405	2,620
		268,302
Total Corporate Obligations
(Cost $2,535,159) ($ Thousands)		2,761,623

U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bonds
3.500%, 02/15/2039	1,667	2,236
2.375%, 11/15/2049	39,755	46,353
2.250%, 08/15/2049	19,531	22,174
U.S. Treasury Notes
2.500%, 01/31/2021	19,765	20,012
2.000%, 11/30/2022	10,590	10,909
1.750%, 11/15/2029	4,210	4,448
1.500%, 01/15/2023	8,100	8,242
1.500%, 01/31/2027	5,825	6,004
1.500%, 02/15/2030	34,730	35,941
1.375%, 01/31/2022	27,960	28,213
1.375%, 10/15/2022	6,260	6,340
1.375%, 02/15/2023	16,705	16,949
1.375%, 01/31/2025	21,445	21,916
1.125%, 02/28/2025	8,015	8,098
1.125%, 02/28/2027	4,375	4,399
Total U.S. Treasury Obligations
(Cost $233,346) ($ Thousands)		242,234

MUNICIPAL BONDS — 2.1%
California — 0.7%
Bay Area, Toll Authority, Build America Project, Ser S1, RB
6.793%, 04/01/2030	1,222	1,528
Bay Area, Toll Authority, RB
2.574%, 04/01/2031	3,300	3,492
California State, Build America Project, GO
7.600%, 11/01/2040	560	990
7.550%, 04/01/2039	2,205	3,787
7.500%, 04/01/2034	5,125	8,495

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	$1,070	$1,574
Regents of the University of California, Ser H, RB
6.548%, 05/15/2048	120	193
University of California, RB
5.770%, 05/15/2043	1,505	2,219
		22,278
Florida — 0.1%
Miami-Dade County, Aviation Revenue, Ser D, RB
1.917%, 10/01/2020	2,800	2,806

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,732	4,138
6.637%, 04/01/2057	2,435	3,668
		7,806
Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	2,580	3,725

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,879

Massachusetts — 0.0%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	126
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	114
		240
Michigan — 0.2%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,844
Michigan State, Finance Authority, RB
Callable 03/01/2026 @ 100
2.671%, 09/01/2049 (C)	4,600	4,794
		6,638
New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, Ser C, RB
5.754%, 12/15/2028	2,300	2,756

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	$2,500	$4,222
		6,978
New York — 0.4%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	246
4.458%, 10/01/2062	195	266
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,280	1,887
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,435	2,749
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	3,630	4,012
New York State, Urban Development, RB
5.770%, 03/15/2039	4,400	5,621
		14,781
Texas — 0.1%
Grand Parkway, Transportation Corp, RB
5.184%, 10/01/2042	530	746
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	160	287
Texas State, Build America Project, GO
5.517%, 04/01/2039	540	814
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	1,120	1,294
		3,141

Total Municipal Bonds
(Cost $61,293) ($ Thousands)		70,272

SOVEREIGN DEBT — 0.9%
Chile Government International Bond
3.500%, 01/25/2050	6,885	7,525
Export-Import Bank of Korea
2.750%, 01/25/2022	3,250	3,329
Japan Bank for International Cooperation
1.750%, 01/23/2023	7,830	7,969
Province of Quebec Canada
6.350%, 01/30/2026	270	339

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
2.500%, 04/09/2024	$8,670	$9,148
Total Sovereign Debt
(Cost $27,166) ($ Thousands)		28,310

ASSET-BACKED SECURITY — 0.2%
Other Asset-Backed Securities — 0.2%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	4,900	5,055
Total Asset-Backed Security
(Cost $4,914) ($ Thousands)		5,055

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
1.430%**†	67,034,897	$67,035
Total Cash Equivalent
(Cost $67,035) ($ Thousands)		67,035

Total Investments in Securities — 97.0%
(Cost $2,928,913) ($ Thousands)		$3,174,529

The open futures contracts held by the Fund at February 29, 2020, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
U.S. 10-Year Treasury Notes	(90)	Jun-2020	$(13,300)	$(13,520)	$(220)

Percentages are based on Net Assets of $3,272,831 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 29, 2020.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2020, the value of these securities amounted to $429,252 ($ Thousands), representing 13.1% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

Cl — Class
DAC — Designated Activity Company
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
Ser— Series
USD — United States Dollar
VAR — Variable Rate

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,761,623	–	2,761,623
U.S. Treasury Obligations	–	242,234	–	242,234
Municipal Bonds	–	70,272	–	70,272
Sovereign Debt	–	28,310	–	28,310
Asset-Backed Security	–	5,055	–	5,055
Cash Equivalent	67,035	–	–	67,035
Total Investments in Securities	67,035	3,107,494	–	3,174,529

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(220)	–	–	(220)
Total Other Financial Instruments	(220)	–	–	(220)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Intermediate Duration Credit Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 29, 2020 ($ Thousands):

Security Description	Value 5/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/29/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$42,290	$807,818	$(783,073)	$—	$—	$67,035	67,034,897	$619	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.2%
Communication Services — 9.9%
Activision Blizzard Inc	50,100	$2,912
Alphabet Inc, Cl A *	19,645	26,310
Alphabet Inc, Cl C *	19,622	26,280
AT&T Inc	478,719	16,861
CenturyLink Inc	64,115	774
Charter Communications Inc, Cl A *	10,300	5,080
Comcast Corp, Cl A	297,400	12,024
Discovery Inc, Cl A *	11,100	285
Discovery Inc, Cl C *	23,019	578
DISH Network Corp, Cl A *	17,301	580
Electronic Arts Inc *	19,300	1,956
Facebook Inc, Cl A *	157,800	30,372
Fox Corp	33,466	1,026
Interpublic Group of Cos Inc/The	25,600	547
Live Nation Entertainment Inc *	9,200	559
Netflix Inc *	28,700	10,591
News Corp	8,900	111
News Corp, Cl A	27,300	330
Omnicom Group Inc	14,300	991
Take-Two Interactive Software Inc *	7,400	795
T-Mobile US Inc *	20,600	1,857
Twitter Inc *	51,100	1,696
Verizon Communications Inc	271,000	14,677
ViacomCBS Inc, Cl B	36,340	894
Walt Disney Co/The	118,077	13,892
		171,978
Consumer Discretionary — 9.2%
Advance Auto Parts Inc	4,500	598
Amazon.com Inc *	27,300	51,426
Aptiv PLC	16,700	1,304
AutoZone Inc *	1,500	1,549
Best Buy Co Inc	15,000	1,135
Booking Holdings Inc *	2,700	4,578
BorgWarner Inc	13,800	436
Capri Holdings Ltd *	10,900	281
CarMax Inc *	11,000	960
Carnival Corp, Cl A	26,300	880
Chipotle Mexican Grill Inc, Cl A *	1,700	1,315
Darden Restaurants Inc	8,000	780
Dollar General Corp	16,800	2,525
Dollar Tree Inc *	15,284	1,269
DR Horton Inc	21,700	1,156
eBay Inc	50,500	1,749
Expedia Group Inc	9,200	907
Ford Motor Co	258,000	1,796
Gap Inc/The	15,000	215
Garmin Ltd	9,400	831
General Motors Co	83,400	2,544
Genuine Parts Co	9,551	833
H&R Block Inc	14,200	294

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hanesbrands Inc	25,700	$340
Harley-Davidson Inc	9,700	296
Hasbro Inc	8,500	657
Hilton Worldwide Holdings Inc	18,700	1,818
Home Depot Inc/The	71,432	15,561
Kohl's Corp	10,700	419
L Brands Inc	14,700	318
Las Vegas Sands Corp	21,900	1,277
Leggett & Platt Inc	8,600	341
Lennar Corp, Cl A	18,400	1,110
LKQ Corp *	20,600	609
Lowe's Cos Inc	50,169	5,347
Macy's Inc	21,800	288
Marriott International Inc/MD, Cl A	18,020	2,235
McDonald's Corp	49,300	9,573
MGM Resorts International	33,800	830
Mohawk Industries Inc *	3,928	476
Newell Brands Inc	25,299	390
NIKE Inc, Cl B	81,500	7,285
Nordstrom Inc	7,500	260
Norwegian Cruise Line Holdings Ltd *	14,500	540
NVR Inc *	230	843
O'Reilly Automotive Inc *	5,000	1,844
PulteGroup Inc	17,300	696
PVH Corp	4,900	363
Ralph Lauren Corp, Cl A	3,300	348
Ross Stores Inc	23,600	2,567
Royal Caribbean Cruises Ltd	11,600	933
Starbucks Corp	77,300	6,063
Tapestry Inc	18,600	436
Target Corp	33,100	3,409
Tiffany & Co	7,100	949
TJX Cos Inc/The	79,300	4,742
Tractor Supply Co	7,900	699
Ulta Beauty Inc *	3,800	977
Under Armour Inc, Cl A *	13,300	189
Under Armour Inc, Cl C *	13,436	168
VF Corp	21,624	1,557
Whirlpool Corp	4,200	537
Wynn Resorts Ltd	6,300	680
Yum! Brands Inc	20,000	1,785
		159,116
Consumer Staples — 6.7%
Altria Group Inc	122,100	4,929
Archer-Daniels-Midland Co	36,600	1,378
Brown-Forman Corp, Cl B	11,900	731
Campbell Soup Co	11,300	510
Church & Dwight Co Inc	16,100	1,119
Clorox Co/The	8,300	1,323
Coca-Cola Co/The	252,600	13,512
Colgate-Palmolive Co	56,000	3,784

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Conagra Brands Inc	32,000	$854
Constellation Brands Inc, Cl A	11,100	1,913
Costco Wholesale Corp	28,900	8,125
Coty Inc, Cl A	18,650	172
Estee Lauder Cos Inc/The, Cl A	14,500	2,662
General Mills Inc	40,000	1,960
Hershey Co/The	9,600	1,382
Hormel Foods Corp	18,100	753
JM Smucker Co/The	7,282	750
Kellogg Co	16,400	992
Kimberly-Clark Corp	22,400	2,939
Kraft Heinz Co/The	40,966	1,015
Kroger Co/The	52,000	1,463
Lamb Weston Holdings Inc	9,900	860
McCormick & Co Inc/MD	8,300	1,213
Molson Coors Beverage Co, Cl B	12,800	635
Mondelez International Inc, Cl A	94,100	4,968
Monster Beverage Corp *	25,220	1,574
PepsiCo Inc	91,362	12,063
Philip Morris International Inc	101,900	8,342
Procter & Gamble Co/The	163,436	18,506
Sysco Corp	33,800	2,253
Tyson Foods Inc, Cl A	19,400	1,316
Walgreens Boots Alliance Inc	49,700	2,274
Walmart Inc	92,865	10,000
		116,270
Energy — 3.3%
Apache Corp	25,600	638
Baker Hughes Co, Cl A	42,300	681
Cabot Oil & Gas Corp, Cl A	27,400	382
Chevron Corp	123,900	11,565
Cimarex Energy Co	6,800	225
Concho Resources Inc	13,200	898
ConocoPhillips	71,600	3,467
Devon Energy Corp	26,600	432
Diamondback Energy Inc	10,500	651
EOG Resources Inc	38,600	2,442
Exxon Mobil Corp	277,200	14,259
Halliburton Co	57,800	980
Helmerich & Payne Inc	7,700	284
Hess Corp	17,000	955
HollyFrontier Corp	10,100	340
Kinder Morgan Inc/DE	129,177	2,476
Marathon Oil Corp	54,500	451
Marathon Petroleum Corp	43,011	2,040
National Oilwell Varco Inc	26,200	490
Noble Energy Inc	32,000	507
Occidental Petroleum Corp	59,228	1,939
ONEOK Inc	27,300	1,821
Phillips 66	29,500	2,208
Pioneer Natural Resources Co	10,900	1,338

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schlumberger Ltd	90,237	$2,445
TechnipFMC PLC	28,500	423
Valero Energy Corp	27,200	1,802
Williams Cos Inc/The	79,800	1,520
		57,659
Financials — 11.2%
Aflac Inc	48,700	2,087
Allstate Corp/The	21,500	2,263
American Express Co	43,900	4,826
American International Group Inc	57,700	2,433
Ameriprise Financial Inc	8,400	1,187
Aon PLC	15,300	3,182
Arthur J Gallagher & Co	12,300	1,199
Assurant Inc	4,100	494
Bank of America Corp	530,500	15,119
Bank of New York Mellon Corp/The	55,600	2,218
Berkshire Hathaway Inc, Cl B *	128,200	26,453
BlackRock Inc, Cl A	7,741	3,584
Capital One Financial Corp	30,400	2,683
Cboe Global Markets Inc	7,200	821
Charles Schwab Corp/The	74,600	3,040
Chubb Ltd	29,626	4,297
Cincinnati Financial Corp	10,000	932
Citigroup Inc	143,000	9,075
Citizens Financial Group Inc	29,400	932
CME Group Inc, Cl A	23,400	4,652
Comerica Inc	9,900	521
Discover Financial Services	20,700	1,358
E*TRADE Financial Corp	15,100	691
Everest Re Group Ltd	2,600	644
Fifth Third Bancorp	46,700	1,140
First Republic Bank/CA	11,100	1,116
Franklin Resources Inc	18,800	409
Globe Life Inc	6,800	630
Goldman Sachs Group Inc/The	20,800	4,176
Hartford Financial Services Group Inc/The	23,350	1,166
Huntington Bancshares Inc/OH	67,600	829
Intercontinental Exchange Inc	36,345	3,243
Invesco Ltd	24,400	351
JPMorgan Chase & Co	205,600	23,872
KeyCorp	63,599	1,040
Lincoln National Corp	13,500	613
Loews Corp	16,700	762
M&T Bank Corp	8,721	1,224
MarketAxess Holdings Inc	2,400	778
Marsh & McLennan Cos Inc	33,000	3,451
MetLife Inc	51,800	2,213
Moody's Corp	10,747	2,580
Morgan Stanley	80,300	3,616
MSCI Inc, Cl A	5,500	1,625
Nasdaq Inc	7,400	759

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northern Trust Corp	13,800	$1,211
People's United Financial Inc	28,500	399
PNC Financial Services Group Inc/The	28,600	3,615
Principal Financial Group Inc	16,600	737
Progressive Corp/The	38,100	2,787
Prudential Financial Inc	26,600	2,007
Raymond James Financial Inc	8,400	703
Regions Financial Corp	65,100	880
S&P Global Inc	16,000	4,255
SVB Financial Group *	3,400	708
Synchrony Financial	36,511	1,062
T Rowe Price Group Inc	15,500	1,829
Travelers Cos Inc/The	17,100	2,049
Truist Financial Corp	87,582	4,041
Unum Group	13,500	315
US Bancorp	92,900	4,314
Wells Fargo & Co	252,100	10,298
Willis Towers Watson PLC	8,495	1,608
WR Berkley Corp	9,900	665
Zions Bancorp NA	11,700	467
		194,234
Health Care — 12.9%
Abbott Laboratories	115,739	8,915
AbbVie Inc	96,800	8,297
ABIOMED Inc *	3,000	451
Agilent Technologies Inc	20,400	1,572
Alexion Pharmaceuticals Inc *	14,600	1,373
Align Technology Inc *	4,700	1,026
Allergan PLC	21,400	4,080
AmerisourceBergen Corp, Cl A	9,661	815
Amgen Inc	38,900	7,769
Anthem Inc	16,600	4,268
Baxter International Inc	33,338	2,783
Becton Dickinson and Co	17,637	4,194
Biogen Inc *	11,800	3,639
Boston Scientific Corp *	91,000	3,403
Bristol-Myers Squibb Co	153,500	9,066
Cardinal Health Inc	19,200	1,001
Centene Corp *	38,730	2,054
Cerner Corp	20,700	1,434
Cigna Corp	24,381	4,460
Cooper Cos Inc/The	3,300	1,071
CVS Health Corp	85,043	5,033
Danaher Corp	41,800	6,044
DaVita Inc *	5,700	443
DENTSPLY SIRONA Inc	14,300	704
Edwards Lifesciences Corp *	13,800	2,827
Eli Lilly & Co	55,267	6,971
Gilead Sciences Inc	82,756	5,740
HCA Healthcare Inc	17,500	2,223
Henry Schein Inc *	10,000	609

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hologic Inc *	17,500	$825
Humana Inc *	8,600	2,749
IDEXX Laboratories Inc *	5,600	1,425
Illumina Inc *	9,600	2,550
Incyte Corp *	11,700	882
Intuitive Surgical Inc *	7,600	4,058
IQVIA Holdings Inc *	11,900	1,660
Johnson & Johnson	172,500	23,198
Laboratory Corp of America Holdings *	6,354	1,116
McKesson Corp	11,900	1,664
Medtronic PLC	87,755	8,834
Merck & Co Inc	166,800	12,770
Mettler-Toledo International Inc *	1,600	1,123
Mylan NV *	35,100	603
PerkinElmer Inc	7,600	657
Perrigo Co PLC	9,000	456
Pfizer Inc	362,496	12,115
Quest Diagnostics Inc	8,800	933
Regeneron Pharmaceuticals Inc *	5,300	2,356
ResMed Inc	9,300	1,478
STERIS PLC	5,700	904
Stryker Corp	21,000	4,002
Teleflex Inc	3,000	1,005
Thermo Fisher Scientific Inc	26,200	7,619
UnitedHealth Group Inc	62,100	15,833
Universal Health Services Inc, Cl B	5,400	668
Varian Medical Systems Inc *	5,900	726
Vertex Pharmaceuticals Inc *	16,800	3,764
Waters Corp *	4,200	819
Zimmer Biomet Holdings Inc	13,600	1,852
Zoetis Inc, Cl A	31,167	4,152
		225,061
Industrials — 8.2%
3M Co	37,600	5,611
Alaska Air Group Inc	8,200	414
Allegion PLC	6,033	694
American Airlines Group Inc	26,900	512
AMETEK Inc	14,800	1,273
AO Smith Corp	9,100	360
Arconic Inc	25,166	739
Boeing Co/The	35,000	9,629
Caterpillar Inc	36,100	4,485
CH Robinson Worldwide Inc	9,200	634
Cintas Corp	5,500	1,467
Copart Inc *	13,500	1,140
CSX Corp	50,800	3,579
Cummins Inc	10,100	1,528
Deere & Co	20,600	3,223
Delta Air Lines Inc	38,100	1,758
Dover Corp	9,500	976
Eaton Corp PLC	27,401	2,486

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emerson Electric Co	40,400	$2,590
Equifax Inc	8,000	1,136
Expeditors International of Washington Inc	11,100	782
Fastenal Co	37,200	1,273
FedEx Corp	15,949	2,251
Flowserve Corp	8,400	338
Fortive Corp	19,124	1,323
Fortune Brands Home & Security Inc	9,200	568
General Dynamics Corp	15,500	2,475
General Electric Co	571,292	6,216
Honeywell International Inc	46,800	7,590
Huntington Ingalls Industries Inc	2,800	575
IDEX Corp	5,000	740
IHS Markit Ltd	26,500	1,888
Illinois Tool Works Inc	19,056	3,197
Ingersoll-Rand PLC	15,900	2,052
Jacobs Engineering Group Inc	9,100	840
JB Hunt Transport Services Inc	5,700	550
Johnson Controls International PLC	50,903	1,861
Kansas City Southern	6,500	979
L3Harris Technologies Inc	14,410	2,849
Lockheed Martin Corp	16,224	6,001
Masco Corp	19,000	785
Nielsen Holdings PLC	23,600	430
Norfolk Southern Corp	17,000	3,100
Northrop Grumman Corp	10,200	3,354
Old Dominion Freight Line Inc	4,200	814
PACCAR Inc	22,400	1,499
Parker-Hannifin Corp	8,500	1,570
Pentair PLC	11,346	447
Quanta Services Inc	9,000	343
Raytheon Co	18,200	3,432
Republic Services Inc, Cl A	13,600	1,227
Robert Half International Inc	7,800	393
Rockwell Automation Inc	7,600	1,395
Rollins Inc	8,950	335
Roper Technologies Inc	6,900	2,427
Snap-on Inc	3,700	535
Southwest Airlines Co	31,300	1,446
Stanley Black & Decker Inc	10,000	1,437
Textron Inc	14,600	593
TransDigm Group Inc	3,300	1,841
Union Pacific Corp	45,400	7,255
United Airlines Holdings Inc *	14,000	862
United Parcel Service Inc, Cl B	45,800	4,144
United Rentals Inc *	4,800	636
United Technologies Corp	53,079	6,932
Verisk Analytics Inc, Cl A	10,800	1,675
Waste Management Inc	25,500	2,826
Westinghouse Air Brake Technologies Corp	11,672	802
WW Grainger Inc	2,800	777

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xylem Inc/NY	11,800	$913
		142,807
Information Technology — 22.5%
Accenture PLC, Cl A	41,600	7,513
Adobe Inc *	31,700	10,940
Advanced Micro Devices Inc *	76,400	3,475
Akamai Technologies Inc *	10,600	917
Alliance Data Systems Corp	3,000	258
Amphenol Corp, Cl A	19,600	1,797
Analog Devices Inc	24,036	2,621
ANSYS Inc *	5,600	1,356
Apple Inc	273,900	74,873
Applied Materials Inc	60,300	3,505
Arista Networks Inc *	3,700	715
Autodesk Inc *	14,300	2,730
Automatic Data Processing Inc	28,300	4,379
Broadcom Inc	25,993	7,086
Broadridge Financial Solutions Inc	7,500	783
Cadence Design Systems Inc *	18,500	1,224
CDW Corp/DE	9,300	1,062
Cisco Systems Inc	277,900	11,097
Citrix Systems Inc	7,400	765
Cognizant Technology Solutions Corp, Cl A	36,300	2,212
Corning Inc	50,600	1,207
DXC Technology Co	17,438	420
F5 Networks Inc *	4,000	480
Fidelity National Information Services Inc	40,200	5,617
Fiserv Inc *	37,300	4,079
FleetCor Technologies Inc *	5,700	1,515
FLIR Systems Inc	8,800	374
Fortinet Inc *	9,300	949
Gartner Inc *	5,900	763
Global Payments Inc	19,672	3,619
Hewlett Packard Enterprise Co	83,600	1,069
HP Inc	97,900	2,036
Intel Corp	285,000	15,823
International Business Machines Corp	57,958	7,543
Intuit Inc	17,000	4,519
IPG Photonics Corp *	2,500	319
Jack Henry & Associates Inc	5,100	774
Juniper Networks Inc	22,600	480
Keysight Technologies Inc *	12,300	1,166
KLA Corp	10,423	1,602
Lam Research Corp	9,587	2,813
Leidos Holdings Inc	8,700	893
Mastercard Inc, Cl A	58,200	16,893
Maxim Integrated Products Inc	17,800	990
Microchip Technology Inc	15,500	1,406
Micron Technology Inc *	72,300	3,800
Microsoft Corp	500,300	81,054
Motorola Solutions Inc	11,267	1,867

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NetApp Inc	14,900	$696
NortonLifeLock Inc	36,800	700
NVIDIA Corp	40,100	10,830
Oracle Corp	141,800	7,014
Paychex Inc	21,000	1,627
Paycom Software Inc *	3,200	904
PayPal Holdings Inc *	76,900	8,304
Qorvo Inc *	7,400	744
QUALCOMM Inc	74,700	5,849
salesforce.com *	58,100	9,900
Seagate Technology PLC	15,500	743
ServiceNow Inc *	12,300	4,011
Skyworks Solutions Inc	11,000	1,102
Synopsys Inc *	9,900	1,366
TE Connectivity Ltd	22,100	1,831
Texas Instruments Inc	61,200	6,985
VeriSign Inc *	6,700	1,271
Visa Inc, Cl A	112,200	20,393
Western Digital Corp	19,603	1,089
Western Union Co/The	28,600	640
Xerox Holdings Corp	12,075	389
Xilinx Inc	16,300	1,361
Zebra Technologies Corp, Cl A *	3,600	760
		391,887
Materials — 2.3%
Air Products & Chemicals Inc	14,400	3,162
Albemarle Corp	6,900	565
Amcor PLC	106,488	992
Avery Dennison Corp	5,700	653
Ball Corp	21,600	1,522
Celanese Corp, Cl A	7,900	741
CF Industries Holdings Inc	14,800	546
Corteva Inc	48,505	1,319
Dow Inc	49,171	1,987
DuPont de Nemours Inc	49,105	2,107
Eastman Chemical Co	9,300	572
Ecolab Inc	16,400	2,959
FMC Corp	8,400	782
Freeport-McMoRan Inc, Cl B	95,300	949
International Flavors & Fragrances Inc	6,900	827
International Paper Co	25,800	954
Linde PLC	35,141	6,712
LyondellBasell Industries NV, Cl A	16,600	1,186
Martin Marietta Materials Inc	4,100	933
Mosaic Co/The	22,900	390
Newmont Corp	54,300	2,423
Nucor Corp	19,900	823
Packaging Corp of America	6,400	580
PPG Industries Inc	15,600	1,629
Sealed Air Corp	10,100	306
Sherwin-Williams Co/The	5,375	2,778

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vulcan Materials Co	8,700	$1,046
Westrock Co	17,541	583
		40,026
Real Estate — 2.8%
Alexandria Real Estate Equities Inc ‡	7,900	1,200
American Tower Corp, Cl A ‡	28,947	6,565
Apartment Investment & Management Co, Cl A ‡	9,807	469
AvalonBay Communities Inc ‡	9,200	1,845
Boston Properties Inc ‡	9,500	1,225
CBRE Group Inc, Cl A *	21,700	1,218
Crown Castle International Corp ‡	27,200	3,897
Digital Realty Trust Inc ‡	13,700	1,646
Duke Realty Corp ‡	24,900	809
Equinix Inc ‡	5,557	3,183
Equity Residential ‡	23,100	1,735
Essex Property Trust Inc ‡	4,400	1,247
Extra Space Storage Inc ‡	8,500	853
Federal Realty Investment Trust ‡	4,500	524
Four Corners Property Trust Inc ‡	1	—
Healthpeak Properties Inc ‡	32,500	1,028
Host Hotels & Resorts Inc ‡	46,085	667
Iron Mountain Inc ‡	19,471	592
Kimco Realty Corp ‡	28,600	496
Mid-America Apartment Communities Inc ‡	7,500	969
Prologis Inc ‡	48,198	4,062
Public Storage ‡	9,900	2,070
Realty Income Corp ‡	21,500	1,556
Regency Centers Corp ‡	11,400	655
SBA Communications Corp, Cl A ‡	7,400	1,962
Simon Property Group Inc ‡	20,000	2,462
SL Green Realty Corp ‡	5,400	424
UDR Inc ‡	19,100	859
Ventas Inc ‡	24,200	1,301
Vornado Realty Trust ‡	10,600	568
Welltower Inc ‡	26,900	2,013
Weyerhaeuser Co ‡	48,227	1,253
		49,353
Utilities — 3.2%
AES Corp/VA	43,300	724
Alliant Energy Corp	15,500	808
Ameren Corp	16,200	1,280
American Electric Power Co Inc	32,200	2,874
American Water Works Co Inc	11,700	1,447
Atmos Energy Corp	7,700	795
CenterPoint Energy Inc	32,800	755
CMS Energy Corp	18,700	1,130
Consolidated Edison Inc	22,000	1,734
Dominion Energy Inc	53,832	4,209
DTE Energy Co	12,800	1,429

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Duke Energy Corp	47,630	$4,368
Edison International	23,600	1,586
Entergy Corp	13,100	1,532
Evergy Inc	14,999	980
Eversource Energy	21,400	1,850
Exelon Corp	63,400	2,733
FirstEnergy Corp	35,600	1,585
NextEra Energy Inc	32,000	8,088
NiSource Inc	25,400	686
NRG Energy Inc	17,100	568
Pinnacle West Capital Corp	7,600	680
PPL Corp	49,800	1,494
Public Service Enterprise Group Inc	33,400	1,714
Sempra Energy	18,700	2,614
Southern Co/The	68,500	4,135
WEC Energy Group Inc	20,862	1,926
Xcel Energy Inc	34,800	2,169
		55,893
Total Common Stock
(Cost $791,720) ($ Thousands)		1,604,284

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 4.5%
SPDR S&P 500 ETF Trust ^	262,697	$77,827

Total Exchange Traded Fund
(Cost $67,103) ($ Thousands)		77,827

Total Investments in Securities — 96.7%
(Cost $858,823) ($ Thousands)		$1,682,111

	Contracts
PURCHASED OPTIONS* (A)— 0.2%
Total Purchased Options
(Cost $3,912) ($ Thousands)	499,177,270	$3,783

PURCHASED SWAPTION* (B) — 0.4%
Total Purchased Swaption
(Cost $6,951) ($ Thousands)	2,550,870,000	$6,683

A list of the open options contracts held by the Fund at February 29, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%
Call Options
August 20 Put EUR Call USD*	287,579,342	$313,461	$1.09	8/22/2020	$2,399
August 20 Put EUR Call USD*	211,597,928	228,526	1.08	8/22/2020	1,384

Total Purchased Options		$541,987			$3,783

A list of the open OTC swaption contracts held by the Fund at February 29, 2020, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.4%
Call Swaptions — 0.4%
CMS One Look*	Bank of America Merrill Lynch	2,550,870,000	$0.14	07/17/2021	$6,683

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ Depreciation (Thousands)
MSCI Emerging Markets	2,790	Mar-2020	$155,153	$140,727	$(14,426)
S&P 500 Index E-MINI	(568)	Mar-2020	(92,599)	(83,811)	8,788
			$62,554	$56,916	$(5,638)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Dynamic Asset Allocation Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at February 29, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	03/12/20	JPY	21,690,549	USD	199,710	$(1,530)
Bank of America	01/11/21	USD	11,346	SAR	42,569	2
Bank of America	01/11/21	SAR	374,413	USD	99,774	(37)
Barclays PLC	03/12/20	USD	201,154	JPY	21,668,979	(114)
HSBC	03/12/20	EUR	177,467	USD	198,474	3,398
JPMorgan Chase Bank	03/12/20	USD	198,823	EUR	180,871	(6)
Standard Chartered	03/12/20	USD	199	JPY	21,570	1
Standard Chartered	03/12/20	EUR	3,404	USD	3,780	39
						$1,753

Percentages are based on Net Assets of $1,740,072 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Refer to table below for details on Options Contracts.
(B)	Refer to table below for details on Swaption Contracts.
^	Security, or a portion thereof, is held by the DAA Commodity Strategy Subsidiary, Ltd. as of February 29, 2020.

Cl — Class
ETF — Exchange-Traded Fund
EUR — Euro
JPY — Japanese Yen
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
S&P— Standard & Poor's
SAR— Saudi Riyal
SPDR — Standard & Poor's Depository Receipt
USD — U.S. Dollar

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,604,284	–	–	1,604,284
Exchange Traded Fund	77,827	–	–	77,827
Total Investments in Securities	1,682,111	–	–	1,682,111

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	3,783	–	–	3,783
Purchased Swaptions	–	6,683	–	6,683
Futures Contracts*
Unrealized Appreciation	8,788	–	–	8,788
Unrealized Depreciation	(14,426)	–	–	(14,426)
Forwards Contracts*
Unrealized Appreciation	–	3,440	–	3,440
Unrealized Depreciation	–	(1,687)	–	(1,687)
Total Other Financial Instruments	(1,855)	8,436	–	6,581

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 70.2%
U.S. Treasury Bills ^ (A)
1.494%, 11/05/2020	$59,950	$59,511
1.484%, 10/08/2020	2,750	2,731
1.480%, 12/03/2020	8,500	8,434
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	21,989	24,971
2.000%, 01/15/2026	16,996	19,369
1.250%, 07/15/2020	4,802	4,834
0.625%, 07/15/2021 (G)	103,654	105,171
0.625%, 04/15/2023	39,188	40,307
0.625%, 01/15/2024 (G)	26,665	27,693
0.375%, 07/15/2023 (G)	39,075	40,169
0.375%, 07/15/2025	112,625	117,678
0.250%, 01/15/2025	9,822	10,134
0.125%, 01/15/2022	15,279	15,393
0.125%, 04/15/2022 (G)	26,687	26,889
0.125%, 07/15/2022 (G)	21,059	21,364
0.125%, 01/15/2023	15,457	15,659
0.125%, 07/15/2024 (G)	26,100	26,783
0.125%, 10/15/2024	19,815	20,359
0.125%, 07/15/2026	21,963	22,710
U.S. Treasury Notes ^
1.811%, VAR US Treasury 3 Month Bill Money Market Yield+0.300%, 10/31/2021	6,500	6,524
1.731%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	2,000	2,004
1.665%, VAR US Treasury 3 Month Bill Money Market Yield+0.154%, 01/31/2022	1,000	1,000
1.650%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	3,000	3,001
Total U.S. Treasury Obligations
(Cost $611,355) ($ Thousands)		622,688

	Shares
COMMON STOCK — 26.0%
Communication Services — 2.1%
Activision Blizzard Inc	6,980	406
Alphabet Inc, Cl A *	1,492	1,998
Alphabet Inc, Cl C *	1,476	1,977
AT&T Inc (H)	91,074	3,208
CenturyLink Inc	14,647	177
Cinemark Holdings Inc	2,300	60
Cogent Communications Holdings Inc	700	51
Electronic Arts Inc *	2,681	272
Facebook Inc, Cl A *	12,988	2,500
GCI Liberty Inc *	800	55
IAC/InterActiveCorp *	300	61

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iridium Communications Inc *	2,800	$76
Liberty Media Corp-Liberty Formula One, Cl C *	3,200	125
Live Nation Entertainment Inc *	1,800	109
Madison Square Garden Co/The, Cl A *	300	80
Netflix Inc *	3,918	1,446
Roku Inc, Cl A *	749	85
Shenandoah Telecommunications Co	1,300	58
Spotify Technology SA *	1,200	164
Sprint Corp *	8,992	83
Take-Two Interactive Software Inc *	1,100	118
Telephone & Data Systems Inc	1,478	30
T-Mobile US Inc *	3,930	354
TripAdvisor Inc	800	19
Twitter Inc *	4,698	156
Verizon Communications Inc	49,486	2,680
ViacomCBS Inc, Cl B	2,444	60
Vonage Holdings Corp *	4,800	43
Walt Disney Co/The	15,990	1,881
World Wrestling Entertainment Inc, Cl A	400	19
Zayo Group Holdings Inc *	4,039	141
Zynga Inc, Cl A *	15,600	105
		18,597
Consumer Staples — 6.7%
Altria Group Inc (H)	59,306	2,394
Andersons Inc/The	1,800	33
Archer-Daniels-Midland Co	19,305	727
B&G Foods Inc, Cl A	2,371	35
Beyond Meat Inc *	1,700	152
BJ's Wholesale Club Holdings Inc *	5,100	98
Boston Beer Co Inc/The, Cl A *	350	130
Brown-Forman Corp, Cl A	1,999	117
Brown-Forman Corp, Cl B	5,477	336
Bunge Ltd	4,744	223
Calavo Growers Inc	956	69
Cal-Maine Foods Inc	550	19
Campbell Soup Co	5,902	267
Casey's General Stores Inc	1,403	229
Central Garden & Pet Co, Cl A *	5,000	130
Church & Dwight Co Inc	8,073	561
Clorox Co/The	4,291	684
Coca-Cola Co/The (H)	117,654	6,293
Coca-Cola Consolidated Inc	200	39
Colgate-Palmolive Co	26,788	1,810
Conagra Brands Inc	15,306	409
Constellation Brands Inc, Cl A	4,776	823
Costco Wholesale Corp	13,732	3,861
Coty Inc, Cl A	13,768	127
Darling Ingredients Inc *	6,464	166
Edgewell Personal Care Co *	1,866	57
Energizer Holdings Inc	2,887	124

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Estee Lauder Cos Inc/The, Cl A	7,032	$1,291
Flowers Foods Inc	8,013	173
Fresh Del Monte Produce Inc	1,211	33
Freshpet Inc *	1,300	86
General Mills Inc	18,837	923
Hain Celestial Group Inc/The *	2,866	68
Herbalife Nutrition Ltd *	4,012	130
Hershey Co/The	4,299	619
Hormel Foods Corp	8,730	363
Hostess Brands Inc, Cl A *	3,430	44
Ingles Markets Inc, Cl A	1,647	59
Ingredion Inc	2,285	190
Inter Parfums Inc	1,000	60
J&J Snack Foods Corp	753	121
JM Smucker Co/The	3,527	363
Kellogg Co	7,917	479
Keurig Dr Pepper Inc (H)	7,095	198
Kimberly-Clark Corp	11,595	1,521
Kraft Heinz Co/The	19,944	494
Kroger Co/The	25,676	722
Lamb Weston Holdings Inc	4,809	418
Lancaster Colony Corp	650	94
Limoneira Co	2,700	45
McCormick & Co Inc/MD	3,971	581
Medifast Inc	500	42
Molson Coors Beverage Co, Cl B	5,824	289
Mondelez International Inc, Cl A	42,299	2,233
Monster Beverage Corp *	12,252	765
Nu Skin Enterprises Inc, Cl A	1,898	47
PepsiCo Inc	43,566	5,752
Performance Food Group Co *	3,505	149
Philip Morris International Inc	49,141	4,023
Pilgrim's Pride Corp *	1,222	26
Post Holdings Inc *	2,445	248
PriceSmart Inc	1,050	58
Procter & Gamble Co/The (H)	76,851	8,702
Rite Aid Corp *	3,159	43
Sanderson Farms Inc	599	74
Seaboard Corp	7	24
Simply Good Foods Co/The *	1,900	42
Spectrum Brands Holdings Inc	1,968	106
Sprouts Farmers Market Inc *	5,301	85
Sysco Corp	15,054	1,003
Tootsie Roll Industries Inc	700	22
TreeHouse Foods Inc *	2,153	82
Tyson Foods Inc, Cl A (H)	9,137	620
Universal Corp/VA	978	48
US Foods Holding Corp *	6,864	231
USANA Health Sciences Inc *	500	33
Vector Group Ltd	5,319	62
Walgreens Boots Alliance Inc	24,902	1,139
Walmart Inc	44,128	4,752

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WD-40 Co	373	$64
Weis Markets Inc	1,400	52
		59,804
Energy — 5.8%
Antero Midstream Corp	18,800	82
Antero Resources Corp *	10,353	17
Apache Corp	23,089	575
Apergy Corp *	3,700	69
Arch Coal Inc	700	35
Archrock Inc	6,600	47
Baker Hughes Co, Cl A	34,262	551
Berry Corp	1,700	11
Brigham Minerals Inc, Cl A	2,800	45
Cabot Oil & Gas Corp, Cl A	19,848	277
Cactus Inc, Cl A	2,200	60
California Resources Corp *	1,200	8
Callon Petroleum Co *	18,052	41
Centennial Resource Development Inc/DE, Cl A *	8,179	19
Cheniere Energy Inc *	11,490	589
Chesapeake Energy Corp *	72,668	20
Chevron Corp (H)	101,094	9,436
Cimarex Energy Co	5,162	171
CNX Resources Corp *	9,838	52
Concho Resources Inc	11,357	773
ConocoPhillips	60,535	2,931
Continental Resources Inc/OK	4,506	85
Contura Energy Inc *	1,000	6
CVR Energy Inc	1,700	48
Delek US Holdings Inc	4,057	87
Denbury Resources Inc *	77,500	58
Devon Energy Corp	23,265	378
DHT Holdings Inc	9,300	52
Diamond Offshore Drilling Inc *	4,400	13
Diamondback Energy Inc	8,806	546
DMC Global Inc	500	18
Dril-Quip Inc *	1,412	50
EOG Resources Inc	32,117	2,032
EQT Corp	14,709	86
Equitrans Midstream Corp	12,327	87
Exterran Corp *	9,500	49
Exxon Mobil Corp (H)	223,668	11,505
Falcon Minerals Corp	15,400	62
Frank's International NV *	12,500	49
GasLog Ltd	3,100	17
Golar LNG Ltd	4,823	62
Green Plains Inc	4,100	49
Gulfport Energy Corp *	7,242	6
Halliburton Co	49,074	832
Helix Energy Solutions Group Inc *	7,800	52
Helmerich & Payne Inc	5,239	193

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hess Corp	14,667	$824
HollyFrontier Corp	8,047	271
Kinder Morgan Inc/DE	102,250	1,960
Kosmos Energy Ltd	27,816	85
Laredo Petroleum Inc *	6,709	7
Magnolia Oil & Gas Corp *	7,100	53
Marathon Oil Corp	49,928	413
Marathon Petroleum Corp (H)	33,809	1,603
Matador Resources Co *	5,836	56
McDermott International Inc *	7,525	—
Murphy Oil Corp	9,142	172
Nabors Industries Ltd	22,949	40
National Oilwell Varco Inc	20,549	385
Newpark Resources Inc *	6,134	22
NexTier Oilfield Solutions *	12,618	59
Noble Corp plc *	12,800	9
Noble Energy Inc	27,275	432
Nordic American Tankers Ltd	12,500	40
Northern Oil and Gas Inc *	9,800	14
Oasis Petroleum Inc *	18,421	30
Occidental Petroleum Corp	49,442	1,619
Oceaneering International Inc *	4,332	46
Oil States International Inc *	2,330	19
ONEOK Inc	20,746	1,384
Par Pacific Holdings Inc *	2,400	40
Parsley Energy Inc, Cl A	17,342	232
Patterson-UTI Energy Inc	11,065	63
PBF Energy Inc, Cl A	5,871	132
PDC Energy Inc *	7,772	148
Peabody Energy Corp	3,975	23
Phillips 66	22,482	1,683
Pioneer Natural Resources Co	9,084	1,115
ProPetro Holding Corp *	4,500	39
QEP Resources Inc	13,006	29
Range Resources Corp	9,071	25
Renewable Energy Group Inc *	2,300	61
REX American Resources Corp *	700	49
RPC Inc	4,572	16
Schlumberger Ltd	75,988	2,059
Scorpio Tankers Inc	2,141	42
SEACOR Holdings Inc *	1,100	41
SFL	5,800	70
SM Energy Co	12,837	84
Solaris Oilfield Infrastructure Inc, Cl A	1,000	11
Southwestern Energy Co *	64,678	92
Talos Energy Inc *	2,400	34
Targa Resources Corp	11,654	378
Tellurian Inc *	6,800	12
Tidewater Inc *	5,900	82
Transocean Ltd * (H)	32,164	108
US Silica Holdings Inc	3,469	16
Valero Energy Corp (H)	20,936	1,387

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
W&T Offshore Inc *	4,000	$10
Whiting Petroleum Corp *	6,958	13
Williams Cos Inc/The	64,239	1,224
World Fuel Services Corp	2,926	83
WPX Energy Inc *	23,130	216
		51,391
Health Care — 5.4%
Abbott Laboratories	20,059	1,545
AbbVie Inc	17,425	1,493
ABIOMED Inc *	526	79
Acadia Healthcare Co Inc *	1,145	34
ACADIA Pharmaceuticals Inc *	1,000	43
Acceleron Pharma Inc *	1,000	86
Agilent Technologies Inc	4,144	319
Agios Pharmaceuticals Inc *	800	38
Alexion Pharmaceuticals Inc *	2,807	264
Align Technology Inc *	869	190
Alkermes PLC *	2,589	54
Allergan PLC	3,977	758
Allscripts Healthcare Solutions Inc *	6,200	47
Alnylam Pharmaceuticals Inc *	1,199	141
Amedisys Inc *	500	87
AmerisourceBergen Corp, Cl A	2,038	172
Amgen Inc (H)	7,163	1,431
Amicus Therapeutics Inc *	3,207	31
AMN Healthcare Services Inc *	400	30
Anthem Inc	2,981	766
Arena Pharmaceuticals Inc *	1,300	58
Arrowhead Pharmaceuticals Inc *	1,200	42
Avantor Inc *	5,600	88
Baxter International Inc (H)	6,259	522
Becton Dickinson and Co	3,176	755
Biogen Inc *	2,227	687
BioMarin Pharmaceutical Inc *	2,252	204
Bio-Rad Laboratories Inc, Cl A *	318	112
Bio-Techne Corp	550	104
Bluebird Bio Inc *	603	44
Blueprint Medicines Corp *	560	30
Boston Scientific Corp *	17,080	639
Bristol-Myers Squibb Co	27,449	1,621
Bruker Corp	1,100	48
Cantel Medical Corp	400	25
Cardinal Health Inc	4,081	213
Catalent Inc *	1,844	95
Centene Corp *	6,657	353
Cerner Corp	4,214	292
Charles River Laboratories International Inc *	847	132
Chemed Corp	220	92
Cigna Corp	4,330	792
CONMED Corp	400	38

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cooper Cos Inc/The	728	$236
CVS Health Corp	15,453	915
Danaher Corp	7,388	1,068
DaVita Inc *	1,462	114
DENTSPLY SIRONA Inc	2,948	145
DexCom Inc *	1,100	304
Edwards Lifesciences Corp *	2,560	524
Elanco Animal Health Inc *	4,800	132
Eli Lilly & Co	10,221	1,289
Emergent BioSolutions Inc *	1,100	65
Encompass Health Corp	1,322	99
Ensign Group Inc/The	1,421	63
Exact Sciences Corp *	1,561	126
Exelixis Inc *	4,199	78
FibroGen Inc *	1,314	55
Five Star Senior Living Inc *	437	2
Gilead Sciences Inc (H)	15,526	1,077
Global Blood Therapeutics Inc *	800	51
Globus Medical Inc, Cl A *	800	36
Haemonetics Corp *	672	73
Halozyme Therapeutics Inc *	3,832	75
HCA Healthcare Inc	3,257	414
HealthEquity Inc *	600	43
Henry Schein Inc *	2,403	146
Hill-Rom Holdings Inc	949	91
HMS Holdings Corp *	1,600	37
Hologic Inc *	3,720	175
Horizon Therapeutics Plc *	1,672	57
Humana Inc *	1,580	505
ICU Medical Inc *	326	64
IDEXX Laboratories Inc *	950	242
Illumina Inc *	1,821	484
Immunomedics Inc *	2,256	36
Incyte Corp *	2,845	215
Insmed Inc *	1,800	45
Insulet Corp *	622	118
Integra LifeSciences Holdings Corp *	672	35
Intercept Pharmaceuticals Inc *	600	55
Intuitive Surgical Inc *	1,439	768
Ionis Pharmaceuticals Inc *	2,124	108
Iovance Biotherapeutics Inc *	1,500	49
IQVIA Holdings Inc *	2,382	332
Jazz Pharmaceuticals PLC *	931	107
Johnson & Johnson (H)	30,794	4,141
Laboratory Corp of America Holdings *	1,210	213
LHC Group Inc *	400	49
Ligand Pharmaceuticals Inc *	222	21
LivaNova PLC *	543	38
Magellan Health Inc *	700	42
Masimo Corp *	908	148
McKesson Corp	2,363	330
MEDNAX Inc *	1,219	21

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medtronic PLC	15,630	$1,574
Merck & Co Inc	29,701	2,274
Mettler-Toledo International Inc *	318	223
Mirati Therapeutics Inc *	300	27
Moderna Inc *	4,100	106
Molina Healthcare Inc *	762	93
Mylan NV *	7,295	125
MyoKardia Inc *	1,000	63
Myriad Genetics Inc *	2,300	41
National HealthCare Corp	400	30
Nektar Therapeutics, Cl A *	2,316	48
Neogen Corp *	597	36
Neurocrine Biosciences Inc *	1,213	115
Novocure Ltd *	1,100	80
NuVasive Inc *	1,300	86
Omnicell Inc *	650	53
Patterson Cos Inc	2,478	59
Pennant Group *	710	19
Penumbra Inc *	350	58
PerkinElmer Inc	1,848	160
Perrigo Co PLC	1,429	72
Pfizer Inc	64,710	2,163
Portola Pharmaceuticals Inc, Cl A *	2,100	21
PRA Health Sciences Inc *	902	85
PTC Therapeutics Inc *	1,300	71
QIAGEN NV *	3,406	122
Quest Diagnostics Inc	1,541	163
Reata Pharmaceuticals Inc, Cl A *	300	58
Regeneron Pharmaceuticals Inc *	1,053	468
Repligen Corp *	512	44
ResMed Inc	1,738	276
Sage Therapeutics Inc *	803	38
Sarepta Therapeutics Inc *	911	104
Seattle Genetics Inc *	1,448	165
STERIS PLC	1,300	206
Stryker Corp	4,213	803
Supernus Pharmaceuticals Inc *	1,600	29
Syneos Health Inc, Cl A *	1,227	78
Tandem Diabetes Care Inc *	400	30
Teladoc Health Inc *	1,100	138
Teleflex Inc	675	226
Tenet Healthcare Corp *	1,900	50
Thermo Fisher Scientific Inc	4,750	1,381
Ultragenyx Pharmaceutical Inc *	524	29
United Therapeutics Corp *	878	90
UnitedHealth Group Inc	11,001	2,805
Universal Health Services Inc, Cl B	1,002	124
US Physical Therapy Inc	300	31
Varian Medical Systems Inc *	1,298	160
Veeva Systems Inc, Cl A *	1,479	210
Vertex Pharmaceuticals Inc *	3,124	700
Waters Corp *	976	190

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
West Pharmaceutical Services Inc	1,049	$158
Wright Medical Group NV *	1,423	43
Zimmer Biomet Holdings Inc	2,703	368
Zoetis Inc, Cl A	5,703	760
		47,979
Information Technology — 1.9%
Accenture PLC, Cl A	2,970	536
Adobe Inc *	1,949	673
Akamai Technologies Inc *	663	57
Alliance Data Systems Corp	280	24
Amdocs Ltd	947	60
ANSYS Inc *	499	121
Aspen Technology Inc *	424	45
Atlassian Corp PLC, Cl A *	400	58
Autodesk Inc *	998	190
Automatic Data Processing Inc	2,162	335
Black Knight Inc *	1,000	67
Booz Allen Hamilton Holding Corp, Cl A	700	50
Broadridge Financial Solutions Inc	700	73
Cadence Design Systems Inc *	2,218	147
Cass Information Systems Inc	1,200	56
CDK Global Inc	1,035	48
Cerence Inc *	437	9
Citrix Systems Inc	900	93
Cognizant Technology Solutions Corp, Cl A	2,747	167
Conduent Inc *	3,252	11
DXC Technology Co	1,298	31
EPAM Systems Inc *	250	56
Euronet Worldwide Inc *	273	34
Fair Isaac Corp *	200	75
Fidelity National Information Services Inc	3,164	442
Fiserv Inc *	2,575	282
FleetCor Technologies Inc *	548	146
Fortinet Inc *	750	77
Gartner Inc *	500	65
Global Payments Inc	1,591	293
GoDaddy Inc, Cl A *	505	35
Guidewire Software Inc *	500	55
International Business Machines Corp (H)	4,394	572
Intuit Inc	1,106	294
Jack Henry & Associates Inc	549	83
Leidos Holdings Inc	700	72
Mastercard Inc, Cl A	3,942	1,144
Microsoft Corp	31,049	5,030
NortonLifeLock Inc	3,494	67
Nuance Communications Inc *	3,500	76
Nutanix Inc, Cl A *	1,100	26
Okta Inc, Cl A *	400	51
Oracle Corp	8,975	444
Palo Alto Networks Inc *	494	91
Paychex Inc	2,025	157

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paycom Software Inc *	400	$113
PayPal Holdings Inc *	5,596	604
PTC Inc *	600	45
RingCentral Inc, Cl A *	300	71
Sabre Corp	2,600	35
salesforce.com Inc *	3,535	602
ServiceNow Inc *	687	224
Splunk Inc *	895	132
Square Inc, Cl A *	1,923	160
SS&C Technologies Holdings Inc	1,340	74
Synopsys Inc *	1,057	146
Teradata Corp *	1,100	22
Trade Desk Inc/The, Cl A *	210	60
Twilio Inc, Cl A *	800	90
Tyler Technologies Inc *	171	54
VeriSign Inc *	309	59
Visa Inc, Cl A	7,723	1,404
VMware Inc, Cl A *	480	58
Western Union Co/The	2,688	60
WEX Inc *	200	37
Workday Inc, Cl A *	849	147
Zendesk Inc *	700	56
		16,771
Real Estate — 2.7%
Acadia Realty Trust ‡	2,673	61
Agree Realty Corp ‡	900	65
Alexander & Baldwin Inc ‡	2,532	48
Alexandria Real Estate Equities Inc ‡	2,118	322
American Assets Trust Inc ‡	1,665	69
American Campus Communities Inc ‡	3,330	145
American Homes 4 Rent, Cl A ‡	6,506	168
American Tower Corp, Cl A ‡	8,508	1,930
Americold Realty Trust ‡	2,300	71
Apartment Investment & Management Co, Cl A ‡	2,947	141
Apple Hospitality REIT Inc ‡	4,086	53
AvalonBay Communities Inc ‡	2,463	494
Boston Properties Inc ‡	2,716	350
Brandywine Realty Trust ‡	6,179	84
Brixmor Property Group Inc ‡	6,981	127
Brookfield Property REIT Inc, Cl A ‡	3,100	51
Camden Property Trust ‡	2,107	223
CareTrust Inc ‡	2,400	50
CBRE Group Inc, Cl A *	7,089	398
Chatham Lodging Trust ‡	3,500	49
Colony Capital Inc ‡	14,834	59
Columbia Property Trust Inc ‡	1,772	33
CoreCivic Inc ‡	3,873	57
CorePoint Lodging Inc ‡	6,200	49
CoreSite Realty Corp ‡	1,014	105
Corporate Office Properties Trust ‡	3,060	78

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cousins Properties Inc ‡	3,955	$141
Crown Castle International Corp ‡	7,903	1,132
CubeSmart ‡	4,919	149
CyrusOne Inc ‡	2,364	143
DiamondRock Hospitality Co ‡	6,558	60
Digital Realty Trust Inc ‡	4,008	481
Diversified Healthcare Trust ‡	6,456	41
Douglas Emmett Inc ‡	3,731	142
Duke Realty Corp ‡	7,769	252
Easterly Government Properties Inc ‡	3,625	86
EastGroup Properties Inc ‡	1,124	141
Empire State Realty Trust Inc, Cl A ‡	4,809	56
EPR Properties ‡	1,447	86
Equinix Inc ‡	1,599	916
Equity Commonwealth ‡	1,781	56
Equity LifeStyle Properties Inc ‡	2,960	202
Equity Residential ‡	6,983	524
Essex Property Trust Inc ‡	1,154	327
Extra Space Storage Inc ‡	2,485	249
Federal Realty Investment Trust ‡	1,421	165
First Industrial Realty Trust Inc ‡	3,570	137
Four Corners Property Trust Inc ‡	2,300	66
Gaming and Leisure Properties Inc ‡	4,164	186
GEO Group Inc/The ‡	3,953	58
Getty Realty Corp ‡	1,000	28
Gladstone Commercial Corp ‡	3,262	62
Global Net Lease Inc ‡	4,200	77
Healthcare Realty Trust Inc ‡	3,696	127
Healthcare Trust of America Inc, Cl A ‡	5,249	163
Healthpeak Properties Inc ‡	10,328	327
Highwoods Properties Inc ‡	2,749	123
Host Hotels & Resorts Inc ‡	13,906	201
Howard Hughes Corp/The *	1,391	150
Hudson Pacific Properties Inc ‡	3,618	117
Investors Real Estate Trust ‡	636	45
Invitation Homes Inc ‡	7,286	209
Iron Mountain Inc ‡	6,780	206
JBG SMITH Properties ‡	1,950	72
Jones Lang LaSalle Inc	1,195	177
Kennedy-Wilson Holdings Inc	2,615	53
Kilroy Realty Corp ‡	1,914	139
Kimco Realty Corp ‡	9,343	162
Kite Realty Group Trust ‡	3,300	53
Lamar Advertising Co, Cl A ‡	1,916	160
Lexington Realty Trust, Cl B ‡	4,319	45
Life Storage Inc ‡	883	95
LTC Properties Inc ‡	1,521	68
Macerich Co/The ‡	3,418	70
Mack-Cali Realty Corp ‡	2,976	56
Medical Properties Trust Inc ‡	8,542	180
Mid-America Apartment Communities Inc ‡	2,026	262

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monmouth Real Estate Investment Corp, Cl A ‡	2,527	$36
National Health Investors Inc ‡	1,059	87
National Retail Properties Inc ‡	3,795	193
National Storage Affiliates Trust ‡	1,900	64
Newmark Group Inc, Cl A	4,800	46
Office Properties Income Trust ‡	2,046	60
Omega Healthcare Investors Inc ‡	4,426	175
Outfront Media Inc ‡	4,125	109
Paramount Group Inc ‡	6,793	83
Park Hotels & Resorts Inc ‡	5,731	105
Pebblebrook Hotel Trust ‡	2,847	58
Pennsylvania Real Estate Investment Trust ‡	5,739	14
Physicians Realty Trust ‡	6,113	115
Piedmont Office Realty Trust Inc, Cl A ‡	3,834	83
PotlatchDeltic Corp ‡	1,759	65
Preferred Apartment Communities Inc, Cl A ‡	3,676	35
Prologis Inc ‡	15,489	1,305
PS Business Parks Inc ‡	498	74
Public Storage ‡	2,630	550
QTS Realty Trust Inc, Cl A ‡	1,698	95
Rayonier Inc ‡	3,919	104
Realty Income Corp ‡	5,912	428
Redfin Corp *	2,869	78
Regency Centers Corp ‡	3,765	216
Retail Opportunity Investments Corp ‡	5,411	81
Retail Properties of America Inc, Cl A ‡	7,610	80
Rexford Industrial Realty Inc ‡	1,272	59
RLJ Lodging Trust ‡	4,589	61
Ryman Hospitality Properties Inc ‡	1,028	71
Sabra Health Care REIT Inc ‡	5,075	99
Saul Centers Inc ‡	866	37
SBA Communications Corp, Cl A ‡	2,106	558
Service Properties Trust ‡	3,848	70
Simon Property Group Inc ‡	5,743	707
SITE Centers Corp ‡	4,565	53
SL Green Realty Corp ‡	1,174	92
Spirit Realty Capital Inc ‡	2,678	122
STAG Industrial Inc ‡	1,722	48
STORE Capital Corp ‡	4,545	149
Summit Hotel Properties Inc ‡	5,600	52
Sun Communities Inc ‡	1,548	237
Sunstone Hotel Investors Inc ‡	6,094	67
Tanger Factory Outlet Centers Inc ‡	2,522	30
Taubman Centers Inc ‡	1,765	92
Terreno Realty Corp ‡	1,122	62
UDR Inc ‡	5,466	246
Uniti Group Inc ‡	4,338	42
Urban Edge Properties ‡	2,952	48
Ventas Inc ‡	7,694	414
VEREIT Inc ‡	22,753	197
VICI Properties Inc ‡	8,600	216

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vornado Realty Trust ‡	2,384	$128
Washington Real Estate Investment Trust ‡	2,522	68
Weingarten Realty Investors ‡	3,199	86
Welltower Inc ‡	7,932	593
Weyerhaeuser Co ‡	14,962	389
WP Carey Inc ‡	3,521	273
Xenia Hotels & Resorts Inc ‡	2,072	31
		24,239
Utilities — 1.4%
AES Corp/VA	8,958	150
ALLETE Inc	650	45
Alliant Energy Corp	3,142	164
Ameren Corp	3,087	244
American Electric Power Co Inc	5,296	473
American States Water Co	600	46
American Water Works Co Inc	2,269	281
Atmos Energy Corp	1,463	151
Avista Corp	700	33
Black Hills Corp	1,400	101
California Water Service Group	1,400	67
CenterPoint Energy Inc	6,202	143
Clearway Energy Inc, Cl C	3,481	73
CMS Energy Corp	3,476	210
Consolidated Edison Inc	3,956	312
Dominion Energy Inc	9,251	723
DTE Energy Co	2,138	239
Duke Energy Corp	8,156	748
Edison International	4,187	281
El Paso Electric Co	600	41
Entergy Corp	2,299	269
Essential Utilities Inc	3,197	137
Evergy Inc	2,914	190
Eversource Energy	3,510	303
Exelon Corp	11,179	482
FirstEnergy Corp	7,034	313
Hawaiian Electric Industries Inc	1,450	62
IDACORP Inc	700	68
MDU Resources Group Inc	3,955	110
MGE Energy Inc	800	57
National Fuel Gas Co	1,463	53
New Jersey Resources Corp	2,028	72
NextEra Energy Inc	5,137	1,298
NiSource Inc	5,354	145
Northwest Natural Holding Co	600	39
NorthWestern Corp	599	42
NRG Energy Inc	4,295	143
OGE Energy Corp	3,610	137
ONE Gas Inc	1,206	99
Ormat Technologies Inc	900	63
Pattern Energy Group Inc, Cl A	1,558	42
PG&E Corp *	8,375	130

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pinnacle West Capital Corp	1,226	$110
PNM Resources Inc	2,248	106
Portland General Electric Co	2,124	115
PPL Corp	7,890	237
Public Service Enterprise Group Inc	6,152	316
Sempra Energy	3,481	487
South Jersey Industries Inc	2,600	70
Southern Co/The	12,036	726
Southwest Gas Holdings Inc	1,024	66
Spire Inc	506	38
UGI Corp	2,653	96
Unitil Corp	600	34
Vistra Energy Corp	5,945	114
WEC Energy Group Inc	3,313	306
Xcel Energy Inc	5,808	362
		11,962
Total Common Stock
(Cost $215,420) ($ Thousands)		230,743

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 9.7%
Communication Services — 1.0%
AT&T
4.125%, 02/17/2026	$487	541
3.400%, 05/15/2025	2,468	2,629
CCO Holdings LLC
5.000%, 02/01/2028 (B)	599	623
4.000%, 03/01/2023 (B)	596	602
Cox Communications
2.950%, 06/30/2023 (B)	173	179
CSC Holdings LLC
6.750%, 11/15/2021	125	132
Diamond Sports Group LLC
5.375%, 08/15/2026 (B)	320	295
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (B)	415	415
Verizon Communications
4.862%, 08/21/2046	465	614
ViacomCBS
3.500%, 01/15/2025	625	668
Vodafone Group
3.750%, 01/16/2024	1,694	1,821
		8,519
Consumer Discretionary — 0.4%
Expedia Group
3.800%, 02/15/2028	756	777
General Motors Financial
5.100%, 01/17/2024	936	1,026

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Game Technology
6.250%, 02/15/2022 (B)		$380	$391
Panther BF Aggregator 2
4.375%, 05/15/2026 (B)	EUR	161	173
Starbucks
4.500%, 11/15/2048		$336	400
Time Warner Cable LLC
4.500%, 09/15/2042		245	255
4.125%, 02/15/2021		65	66
			3,088
Consumer Staples — 0.7%
Adani Ports & Special Economic Zone
3.950%, 01/19/2022 (B)		570	590
Albertsons
3.500%, 02/15/2023 (B)		873	874
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049		830	1,128
BAT Capital
3.215%, 09/06/2026		971	1,014
BRF
3.950%, 05/22/2023		260	262
BRF GmbH
4.350%, 09/29/2026		200	203
Coca-Cola Femsa
2.750%, 01/22/2030		347	367
Spectrum Brands
5.750%, 07/15/2025		685	702
Takeda Pharmaceutical
4.400%, 11/26/2023		861	946
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)		500	22
			6,108
Energy — 1.2%
Baker Hughes a GE LLC
4.080%, 12/15/2047		194	202
3.337%, 12/15/2027		569	598
Cenovus Energy
4.250%, 04/15/2027		36	38
Energy Transfer Operating
5.200%, 02/01/2022		465	490
4.650%, 06/01/2021		85	88
4.500%, 04/15/2024		278	301
3.750%, 05/15/2030		964	978
Energy Transfer Partners
4.500%, 11/01/2023		72	77
Eni
4.250%, 05/09/2029 (B)		950	1,089
Enterprise Products Operating LLC
3.700%, 01/31/2051		731	728

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hess
4.300%, 04/01/2027		$653	$691
Husky Energy
4.400%, 04/15/2029		1,107	1,194
Kinder Morgan Energy Partners
4.150%, 03/01/2022		48	50
Marathon Petroleum
5.125%, 03/01/2021		47	49
Occidental Petroleum
3.500%, 08/15/2029		810	815
ONEOK
4.000%, 07/13/2027		717	780
Pertamina Persero MTN
6.450%, 05/30/2044		475	633
Petroleos Mexicanos
6.840%, 01/23/2030 (B)		198	207
Petroleos Mexicanos MTN
6.750%, 09/21/2047		410	391
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027		486	537
Sunoco
4.875%, 01/15/2023		586	584
Transocean Poseidon
6.875%, 02/01/2027 (B)		313	318
Williams
3.900%, 01/15/2025		176	189
			11,027
Financials — 4.2%
ABN AMRO Bank
4.750%, 07/28/2025 (B)		200	223
AIB Group MTN
4.750%, 10/12/2023 (B)		325	353
4.263%, VAR ICE LIBOR USD 3 Month+1.874%, 04/10/2025 (B)		635	678
Alfa
5.250%, 03/25/2024 (B)		814	872
American Express
4.900%, VAR ICE LIBOR USD 3 Month+3.285% (D)		364	363
Australia & New Zealand Banking Group
4.400%, 05/19/2026 (B)		400	453
Banco Santander
5.179%, 11/19/2025		400	456
Bank of America MTN
3.950%, 04/21/2025		2,163	2,360
3.124%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023		1,225	1,257
Banque Federative du Credit Mutuel MTN
2.750%, 10/15/2020 (B)		475	478

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays
6.860%, VAR ICE LIBOR USD 6 Month+1.730% (B)(D)	$106	$132
3.684%, 01/10/2023	755	782
BNP Paribas
2.375%, 05/21/2020	200	200
BNP Paribas MTN
4.375%, 05/12/2026 (B)	700	759
CIT Group
5.250%, 03/07/2025	487	534
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month+4.068% (D)	232	241
5.950%, VAR ICE LIBOR USD 3 Month+4.095% (D)	320	325
5.875%, VAR ICE LIBOR USD 3 Month+4.059% (D)	374	375
3.875%, 03/26/2025	1,128	1,222
Commonwealth Bank of Australia
4.500%, 12/09/2025 (B)	402	452
Cooperatieve Rabobank UA
4.375%, 08/04/2025	425	471
Credit Agricole MTN
2.750%, 06/10/2020 (B)	400	402
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600% (D)	749	808
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822% (B)(D)	300	321
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	375	423
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/2025 (B)	577	606
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028	450	478
Goldman Sachs Group
5.000%, VAR ICE LIBOR USD 3 Month+2.874% (D)	230	227
3.750%, 05/22/2025	1,890	2,046
Goldman Sachs Group MTN
3.213%, VAR ICE LIBOR USD 3 Month+1.600%, 11/29/2023	660	680
Guardian Life Insurance of America
4.850%, 01/24/2077 (B)	155	211
HSBC Bank USA
4.875%, 08/24/2020	460	467
HSBC Holdings
4.292%, VAR ICE LIBOR USD 3 Month+1.348%, 09/12/2026	260	286

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	$592	$649
ING Groep
6.875%, VAR USD Swap Semi 30/360 5 Yr Curr+5.124% (D)	725	760
3.550%, 04/09/2024	1,000	1,071
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	332	349
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate+3.380% (D)	687	703
JPMorgan Chase MTN
2.295%, 08/15/2021	375	376
Lincoln National
4.200%, 03/15/2022	110	116
Lloyds Banking Group
4.582%, 12/10/2025	807	882
MetLife
5.700%, 06/15/2035	65	90
Morgan Stanley
5.550%, VAR ICE LIBOR USD 3 Month+3.810% (D)	160	161
Morgan Stanley MTN
5.000%, 11/24/2025	250	288
4.350%, 09/08/2026	742	830
Nationwide Building Society
4.000%, 09/14/2026 (B)	510	546
Nationwide Financial Services
5.375%, 03/25/2021 (B)	320	333
Nationwide Mutual Insurance
9.375%, 08/15/2039 (B)	321	582
Navient
6.625%, 07/26/2021	560	577
Navient MTN
7.250%, 01/25/2022	15	16
Royal Bank of Scotland Group
8.625%, VAR USD Swap Semi 30/360 5 Yr Curr+7.598% (D)	560	592
4.265%, VAR ICE LIBOR USD 3 Month+2.320% (D)	500	496
Santander Holdings USA
4.400%, 07/13/2027	671	736
3.244%, 10/05/2026 (B)	458	472
Santander UK
5.000%, 11/07/2023 (B)	1,000	1,098
SBA Tower Trust
3.156%, 10/08/2020 (B)	753	755
Standard Chartered
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+6.301% (D)	385	402

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.280%, VAR ICE LIBOR USD 3 Month+1.510% (B)(D)		$400	$360
Synchrony Financial
4.500%, 07/23/2025		931	1,023
Truist Financial MTN
2.625%, 06/29/2020		407	408
UBS Group Funding Switzerland
4.125%, 09/24/2025 (B)		1,666	1,857
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month+2.914% (D)		408	449
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053		258	276
			37,194
Health Care — 0.5%
AbbVie
4.875%, 11/14/2048		259	319
Baxalta
3.600%, 06/23/2022		222	231
Centene
4.625%, 12/15/2029 (B)		182	195
4.250%, 12/15/2027 (B)		159	163
Cigna
4.375%, 10/15/2028		384	437
4.125%, 11/15/2025		288	321
3.750%, 07/15/2023		228	243
Gilead Sciences
2.550%, 09/01/2020		1,159	1,164
Mylan
3.950%, 06/15/2026		478	520
Zimmer Biomet Holdings
2.700%, 04/01/2020		480	480
			4,073
Industrials — 0.4%
Embraer Netherlands Finance BV
5.400%, 02/01/2027		575	647
General Electric
0.875%, 05/17/2025	EUR	910	1,025
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$259	305
4.350%, 04/05/2036 (B)		228	249
Odebrecht Finance
7.125%, 06/26/2042 (B)(C)		371	17
5.250%, 06/27/2029 (B)(C)		369	18
Rumo Luxembourg Sarl
5.875%, 01/18/2025 (B)		431	457

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransDigm
6.250%, 03/15/2026 (B)		$448	$474
			3,192
Information Technology — 0.5%
Broadcom
4.250%, 04/15/2026 (B)		421	452
3.875%, 01/15/2027		413	432
3.625%, 01/15/2024		155	163
3.625%, 10/15/2024 (B)		380	400
CommScope Finance LLC
6.000%, 03/01/2026 (B)		335	344
5.500%, 03/01/2024 (B)		243	247
Dell International LLC
6.020%, 06/15/2026 (B)		313	367
5.450%, 06/15/2023 (B)		128	141
Global Payments
4.000%, 06/01/2023		419	449
KLA-Tencor
4.650%, 11/01/2024		691	780
Lam Research
2.800%, 06/15/2021		437	444
Seagate HDD Cayman
4.750%, 01/01/2025		168	177
			4,396
Materials — 0.7%
Alpek
4.250%, 09/18/2029 (B)		375	391
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (B)		1,215	1,190
Celulosa Arauco y Constitucion
4.200%, 01/29/2030 (B)		404	413
DowDuPont
4.493%, 11/15/2025		710	804
4.205%, 11/15/2023		710	775
GUSAP III
4.250%, 01/21/2030 (B)		750	759
Inversiones CMPC
4.375%, 05/15/2023		237	249
4.375%, 04/04/2027		711	759
Nacional del Cobre de Chile
3.150%, 01/14/2030 (B)		485	497
			5,837
Real Estate — 0.1%
Host Hotels & Resorts
3.750%, 10/15/2023		13	14
Welltower
4.000%, 06/01/2025		414	457
			471

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 0.2%
Enel Chile
4.875%, 06/12/2028	$689	$782
Israel Electric
5.000%, 11/12/2024 (B)	581	646
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048	245	318
Terraform Global Operating LLC
6.125%, 03/01/2026 (B)	192	199
		1,945
Total Corporate Obligations
(Cost $81,775) ($ Thousands)		85,850

MORTGAGE-BACKED SECURITIES — 7.8%
Agency Mortgage-Backed Obligations — 0.6%
FHLMC CMO, Ser 2012-4116, Cl LS, IO
4.542%, VAR ICE LIBOR USD 1 Month+6.200%,10/15/2042	1,513	355
FHLMC CMO, Ser 2016-4585, Cl DS, IO
4.342%, VAR ICE LIBOR USD 1 Month+6.000%,05/15/2046	1,221	285
FHLMC CMO, Ser 2017-4693, Cl SL, IO
4.492%, VAR ICE LIBOR USD 1 Month+6.150%,06/15/2047	1,976	438
FHLMC CMO, Ser 2017-4719, Cl JS, IO
4.492%, VAR ICE LIBOR USD 1 Month+6.150%,09/15/2047	2,102	358
FHLMC CMO, Ser 2017-4727, Cl SA, IO
4.542%, VAR ICE LIBOR USD 1 Month+6.200%,11/15/2047	2,209	371
FHLMC Remic, Ser 2020-4954, Cl SL, IO
4.392%, VAR ICE LIBOR USD 1 Month+6.050%,02/25/2050	2,656	523
FNMA CMO, Ser 2011-131, Cl ST, IO
4.913%, VAR ICE LIBOR USD 1 Month+6.540%,12/25/2041	943	220
FNMA CMO, Ser 2014-17, Cl SA, IO
4.423%, VAR ICE LIBOR USD 1 Month+6.050%,04/25/2044	2,605	581
FNMA CMO, Ser 2014-78, Cl SE, IO
4.473%, VAR ICE LIBOR USD 1 Month+6.100%,12/25/2044	1,743	352
FNMA CMO, Ser 2014-92, Cl SX, IO
4.473%, VAR ICE LIBOR USD 1 Month+6.100%,01/25/2045	2,086	464
FNMA CMO, Ser 2016-77, Cl DS, IO
4.373%, VAR ICE LIBOR USD 1 Month+6.000%,10/25/2046	1,707	336

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2017-62, Cl AS, IO
4.523%, VAR ICE LIBOR USD 1 Month+6.150%,08/25/2047	$2,049	$375
FNMA CMO, Ser 2017-81, Cl SA, IO
4.539%, VAR ICE LIBOR USD 1 Month+6.200%,10/25/2047	2,081	452
GNMA CMO, Ser 2017-122, Cl SA, IO
4.553%, VAR ICE LIBOR USD 1 Month+6.200%,08/20/2047	1,530	316

		5,426
Non-Agency Mortgage-Backed Obligations — 7.2%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%,07/25/2035	59	56
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%,08/25/2036	285	249
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%,10/25/2036	212	173
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%,02/25/2036	140	127
Ashford Hospitality Trust, Ser 2018-ASHF, Cl A
2.559%, VAR ICE LIBOR USD 1 Month+0.900%,04/15/2035 (B)	758	758
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
2.659%, VAR ICE LIBOR USD 1 Month+1.000%,05/15/2035 (B)	1,000	997
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%,03/10/2037 (B)(E)	395	405
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
2.659%, VAR ICE LIBOR USD 1 Month+1.000%,11/15/2033 (B)	1,535	1,533
Bellemeade Re, Ser 2018-2A, Cl M1B
2.977%, VAR ICE LIBOR USD 1 Month+1.350%,08/25/2028 (B)	263	264
Bellemeade Re, Ser 2018-3A, Cl M1B
3.477%, VAR ICE LIBOR USD 1 Month+1.850%,10/25/2028 (B)	565	567
Bellemeade Re, Ser 2019-2A, Cl M1C
3.627%, VAR ICE LIBOR USD 1 Month+2.000%,04/25/2029 (B)	516	519
Bellemeade Re, Ser 2019-3A, Cl M1B
3.227%, VAR ICE LIBOR USD 1 Month+1.600%,07/25/2029 (B)	507	510
Bellemeade Re, Ser 2019-3A, Cl M1C
3.577%, VAR ICE LIBOR USD 1 Month+1.950%,07/25/2029 (B)	366	368

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2019-4A, Cl M1B
3.627%, VAR ICE LIBOR USD 1 Month+2.000%,10/25/2029 (B)	$730	$731
BFLD, Ser 2019-DPLO, Cl D
3.499%, VAR ICE LIBOR USD 1 Month+1.840%,10/15/2034 (B)	364	364
BHMS, Ser 2018-ATLS, Cl A
2.909%, VAR ICE LIBOR USD 1 Month+1.250%,07/15/2035 (B)	762	762
Braemar Hotels & Resorts Trust, Ser 2018-PRME, Cl A
2.479%, VAR ICE LIBOR USD 1 Month+0.820%,06/15/2035 (B)	750	747
BX Trust, Ser 2018-EXCL, Cl A
2.746%, VAR ICE LIBOR USD 1 Month+1.088%,09/15/2037 (B)	862	861
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%,05/10/2058	625	673
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%,03/13/2035 (B)	285	299
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%,07/25/2037	98	78
Chase Mortgage Reference Notes, Ser 2019-CL1, Cl M3
3.727%, VAR ICE LIBOR USD 1 Month+2.100%,04/25/2047 (B)	230	235
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%,05/25/2036	133	106
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%,09/25/2036	69	52
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.418%,04/10/2046 (B)(E)	250	262
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%,02/10/2048	779	831
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%,11/10/2048	390	434
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%,02/10/2049	950	1,049
CLNY Trust, Ser 2019-IKPR, Cl D
3.684%, VAR ICE LIBOR USD 1 Month+2.025%,11/15/2038 (B)	750	746
COMM Mortgage Trust, Ser 2010-C1, Cl D
6.107%,07/10/2046 (B)(E)	690	700

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%,10/10/2046	$920	$997
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%,04/12/2035 (B)	582	585
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%,08/10/2048	490	540
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%,02/10/2048	700	754
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
4.027%, VAR ICE LIBOR USD 1 Month+2.400%,04/25/2031 (B)	468	472
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
3.927%, VAR ICE LIBOR USD 1 Month+2.300%,08/25/2031 (B)	344	346
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
3.777%, VAR ICE LIBOR USD 1 Month+2.150%,09/25/2031 (B)	175	176
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
3.727%, VAR ICE LIBOR USD 1 Month+2.100%,06/25/2039 (B)	537	540
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
3.627%, VAR ICE LIBOR USD 1 Month+2.000%,07/25/2039 (B)	372	373
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
3.727%, VAR ICE LIBOR USD 1 Month+2.100%,09/25/2039 (B)	558	561
Connecticut Avenue Securities Trust, Ser 2019-R07, Cl 1M2
3.727%, VAR ICE LIBOR USD 1 Month+2.100%,10/25/2039 (B)	975	976
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%,06/15/2057	421	459
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%,08/15/2048	401	442
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%,11/15/2048	1,070	1,186
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
2.677%, VAR ICE LIBOR USD 1 Month+1.030%,11/19/2035 (B)	798	799
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
1.817%, VAR ICE LIBOR USD 1 Month+0.190%,12/25/2036	186	96

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Eagle Re, Ser 2018-1, Cl M1
3.327%, VAR ICE LIBOR USD 1 Month+1.700%,11/25/2028 (B)	$143	$144
Eagle Re, Ser 2020-1, Cl M1A
2.527%, VAR ICE LIBOR USD 1 Month+0.900%,01/25/2030 (B)	820	820
FHLMC STACR Remic Trust, Ser 2019-HQA4, Cl M1
2.397%, VAR ICE LIBOR USD 1 Month+0.770%,11/25/2049 (B)	561	561
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
3.327%, VAR ICE LIBOR USD 1 Month+1.700%,01/25/2050 (B)	725	720
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
3.677%, VAR ICE LIBOR USD 1 Month+2.050%,07/25/2049 (B)	86	86
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
3.577%, VAR ICE LIBOR USD 1 Month+1.950%,10/25/2049 (B)	725	727
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
3.777%, VAR ICE LIBOR USD 1 Month+2.150%,11/25/2048 (B)	403	400
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
3.477%, VAR ICE LIBOR USD 1 Month+1.850%,09/25/2049 (B)	490	490
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M3
5.527%, VAR ICE LIBOR USD 1 Month+3.900%,12/25/2027	685	706
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
4.227%, VAR ICE LIBOR USD 1 Month+2.600%,12/25/2027	32	32
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
4.277%, VAR ICE LIBOR USD 1 Month+2.650%,03/25/2028	3	3
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M2
4.877%, VAR ICE LIBOR USD 1 Month+3.250%,07/25/2029	250	263
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA3, Cl M2
4.127%, VAR ICE LIBOR USD 1 Month+2.500%,03/25/2030	705	728
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%,07/25/2036	57	43

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
6.527%, VAR ICE LIBOR USD 1 Month+4.900%,11/25/2024	$345	$378
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
6.177%, VAR ICE LIBOR USD 1 Month+4.550%,02/25/2025	168	174
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
5.927%, VAR ICE LIBOR USD 1 Month+4.300%,02/25/2025	673	715
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
5.627%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	349	369
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
5.627%, VAR ICE LIBOR USD 1 Month+4.000%,05/25/2025	192	199
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
6.627%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	410	444
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
6.627%, VAR ICE LIBOR USD 1 Month+5.000%,07/25/2025	340	360
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
7.177%, VAR ICE LIBOR USD 1 Month+5.550%,04/25/2028	391	415
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
7.327%, VAR ICE LIBOR USD 1 Month+5.700%,04/25/2028	135	149
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
6.077%, VAR ICE LIBOR USD 1 Month+4.450%,01/25/2029	766	807
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
5.877%, VAR ICE LIBOR USD 1 Month+4.250%,04/25/2029	257	272
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
5.977%, VAR ICE LIBOR USD 1 Month+4.350%,05/25/2029	464	485
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
4.627%, VAR ICE LIBOR USD 1 Month+3.000%,10/25/2029	450	468

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.389%,08/10/2044 (B)(E)	$80	$80
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%,04/10/2031 (B)(E)	1,485	1,538
GS Mortgage Securities Trust, Ser 2013-G1, Cl A1
2.059%,04/10/2031 (B)	85	86
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
4.989%,01/10/2047 (B)(E)	431	371
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%,03/10/2051 (E)	1,400	1,603
GS Mortgage Securities Trust, Ser 2019-BOCA, Cl A
2.859%, VAR ICE LIBOR USD 1 Month+1.200%,06/15/2038 (B)	1,039	1,038
GS Mortgage Securities Trust, Ser 2019-SMP, Cl A
2.809%, VAR ICE LIBOR USD 1 Month+1.150%,08/15/2032 (B)	860	859
Home Re, Ser 2018-1, Cl M1
3.227%, VAR ICE LIBOR USD 1 Month+1.600%,10/25/2028 (B)	241	241
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
1.877%, VAR ICE LIBOR USD 1 Month+0.250%,03/25/2035	52	46
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%,08/15/2047	955	1,038
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.835%,09/15/2047 (E)	16,435	532
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%,07/15/2048	485	536
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%,08/15/2048	845	934
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl XA, IO
1.070%,09/15/2050 (E)	6,882	412
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl AS
3.424%,10/15/2045 (B)	1,200	1,248
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%,07/15/2047	900	978

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl EFL
3.527%, VAR ICE LIBOR USD 1 Month+1.850%,01/16/2037 (B)	$116	$116
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%,09/15/2039 (E)	148	90
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%,03/10/2049 (B)	642	653
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%,06/15/2047	950	1,034
Morgan Stanley Capital I Trust, Ser 2005-IQ9, Cl D
5.000%,07/15/2056	26	26
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl D
5.375%,09/15/2047 (B)(E)	110	113
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
3.609%, VAR ICE LIBOR USD 1 Month+1.950%,11/15/2026 (B)	114	115
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%,12/15/2049	755	836
Mortgage Insurance-Linked Notes, Ser 2019-1, Cl M1
3.527%, VAR ICE LIBOR USD 1 Month+1.900%,11/26/2029 (B)	603	606
Mortgage Insurance-Linked Notes, Ser 2020-1, Cl M1A
2.610%, VAR ICE LIBOR USD 1 Month+0.950%,02/25/2030 (B)	311	311
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
2.442%, VAR ICE LIBOR USD 1 Month+0.784%,07/15/2033 (B)	480	480
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
3.159%, VAR ICE LIBOR USD 1 Month+1.500%,07/15/2036 (B)	346	347
Oaktown Re III, Ser 2019-1A, Cl M1B
3.577%, VAR ICE LIBOR USD 1 Month+1.950%,07/25/2029 (B)	366	366
PMT Credit Risk Transfer Trust, Ser 2019-1R, Cl A
3.649%, VAR ICE LIBOR USD 1 Month+2.000%,03/27/2024 (B)	292	291

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
4.399%, VAR ICE LIBOR USD 1 Month+2.750%,05/27/2023 (B)	$524	$527
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
4.313%, VAR ICE LIBOR USD 1 Month+2.700%,10/27/2022 (B)	223	224
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
3.995%, VAR ICE LIBOR USD 1 Month+2.350%,02/27/2023 (B)	700	701
Radnor Re, Ser 2019-1, Cl M1B
3.577%, VAR ICE LIBOR USD 1 Month+1.950%,02/25/2029 (B)	333	333
Radnor Re, Ser 2019-2, Cl M1B
3.377%, VAR ICE LIBOR USD 1 Month+1.750%,06/25/2029 (B)	530	530
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
3.129%, VAR ICE LIBOR USD 1 Month+1.470%,11/15/2027 (B)	1,081	1,076
UBS Commercial Mortgage Trust, Ser 2017-C1, Cl A4
3.544%,11/15/2050 (E)	1,070	1,193
UBS Commercial Mortgage Trust, Ser 2018-C10, Cl A4
4.313%,05/15/2051	1,000	1,177
UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%,02/15/2051	855	979
UBS Commercial Mortgage Trust, Ser 2018-C9, Cl A4
4.117%,03/15/2051 (E)	1,500	1,739
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%,12/10/2045	194	200
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.474%,09/15/2048 (E)	527	557
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl C
4.418%,12/15/2059 (E)	370	402
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.314%,11/15/2049 (E)	620	675
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%,03/15/2051 (E)	750	859

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
7.042%, VAR ICE LIBOR USD 1 Month+5.250%,11/25/2025 (B)	$321	$358
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
7.292%, VAR ICE LIBOR USD 1 Month+5.500%,11/25/2025 (B)	100	108

		64,278
Total Mortgage-Backed Securities
(Cost $66,944) ($ Thousands)		69,704

U.S. GOVERNMENT AGENCY OBLIGATIONS ^ — 6.6%
FFCB
2.180%, 07/28/2026	600	600
2.050%, 11/25/2025	2,800	2,815
1.950%, VAR Fed Res Daily Prime-2.800%, 11/23/2021	3,000	3,014
1.950%, VAR Fed Res Daily Prime-2.800%, 03/14/2022	2,800	2,812
1.940%, VAR Fed Res Daily Prime-2.810%, 05/20/2022	2,800	2,806
1.931%, VAR US Treasury 3 Month Bill Money Market Yield+0.420%, 11/07/2022	1,200	1,204
1.890%, VAR United States Secured Overnight Financing Rate+0.310%, 11/07/2022	2,500	2,503
1.826%, VAR US Treasury 3 Month Bill Money Market Yield+0.270%, 05/16/2022	2,000	2,002
1.798%, VAR ICE LIBOR USD 1 Month+0.130%, 11/05/2021	3,000	3,005
1.770%, VAR United States Secured Overnight Financing Rate+0.200%, 04/22/2022	4,700	4,701
1.748%, VAR ICE LIBOR USD 1 Month+0.090%, 11/18/2021	2,400	2,402
FHLB
2.400%, 01/21/2028	1,700	1,704
2.000%, 08/21/2024	1,500	1,504
1.801%, 08/25/2022	1,000	1,001
1.652%, VAR ICE LIBOR USD 1 Month-0.010%, 04/05/2021	1,000	1,000
1.645%, VAR ICE LIBOR USD 1 Month-0.010%, 05/03/2021	3,000	3,000
1.625%, 12/20/2021	1,400	1,417
FHLMC
2.010%, 08/28/2024	1,000	1,004
2.000%, 02/26/2025	2,000	2,002

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC MTN
1.700%, VAR United States Secured Overnight Financing Rate+0.130%, 08/05/2022		$8,000	$8,011
1.625%, VAR United States Secured Overnight Financing Rate+0.045%, 08/27/2021		1,500	1,500
FNMA
1.950%, 10/28/2022		1,300	1,301
1.645%, VAR United States Secured Overnight Financing Rate+0.075%, 10/30/2020		3,500	3,501
1.625%, 01/07/2025		1,300	1,337
1.610%, VAR United States Secured Overnight Financing Rate+0.040%, 01/29/2021		2,600	2,600

Total U.S. Government Agency Obligations
(Cost $58,594) ($ Thousands)			58,746

SOVEREIGN DEBT — 2.6%
Brazil Letras do Tesouro Nacional
3.872%, 04/01/2020 (A)	BRL	41,000	9,055
Egypt Government International Bond MTN
6.125%, 01/31/2022 (B)		$251	259
Japan Treasury Discount Bills
-0.129%, 03/16/2020 (A)(F)	JPY	551,900	5,117
-0.142%, 05/11/2020 (A)(F)		360,350	3,342
Japanese Government CPI Linked Bond
0.100%, 03/10/2027		419,021	3,977
Malaysia Government International Bond
3.882%, 03/10/2022	MYR	5,183	1,260
Total Sovereign Debt
(Cost $23,604) ($ Thousands)			23,010

ASSET-BACKED SECURITIES — 2.2%
Automotive — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (B)		$438	445
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (B)		1,000	1,068
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (B)		1,100	1,197

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl D
8.200%, 02/15/2023 (B)		$280	$288
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl B
2.580%, 08/15/2023 (B)		1,000	1,012
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (B)		365	390
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)		375	384
Flagship Credit Auto Trust, Ser 2017-4, Cl A
2.070%, 04/15/2022 (B)		32	32
Flagship Credit Auto Trust, Ser 2018-3, Cl B
3.590%, 12/16/2024 (B)		705	722
Hertz Vehicle Financing II, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)		580	580
Hertz Vehicle Financing II, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)		425	425
Hertz Vehicle Financing II, Ser 2015-3A, Cl A
2.670%, 09/25/2021 (B)		390	392
Hertz Vehicle Financing II, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (B)		760	766
Hertz Vehicle Financing II, Ser 2018-1A, Cl A
3.290%, 02/25/2024 (B)		1,220	1,277
Hertz Vehicle Financing II, Ser 2019-1A, Cl A
3.710%, 03/25/2023 (B)		955	996
Hertz Vehicle Financing II, Ser 2019-2A, Cl A
3.420%, 05/25/2025 (B)		600	638
Westlake Automobile Receivables Trust, Ser 2016-3A, Cl E
5.690%, 10/16/2023 (B)		495	496
			11,108
Credit Cards — 0.3%
World Financial Network Credit Card Master Trust, Ser 2018-A, Cl A
3.070%, 12/16/2024		1,435	1,458
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025		715	737
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026		830	847
			3,042
Other Asset-Backed Securities — 0.6%
Consumer Loan Underlying Bond Credit Trust, Ser 2018-P1, Cl A
3.390%, 07/15/2025 (B)		119	120
Dryden 78 CLO, Ser 2020-78A, Cl C
0.000%, VAR ICE LIBOR USD 3 Month+1.950%, 04/17/2033 (B)		660	660

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden 78 CLO, Ser 2020-78A, Cl D
0.000%, VAR ICE LIBOR USD 3 Month+3.000%, 04/17/2033 (B)	$340	$340
Elevation CLO, Ser 2020-11A, Cl C
0.000%, VAR ICE LIBOR USD 3 Month+2.200%, 04/15/2033 (B)	580	580
Kayne CLO 7, Ser 2020-7A, Cl C
0.000%, VAR ICE LIBOR USD 3 Month+2.000%, 04/17/2033 (B)	300	300
Marlette Funding Trust, Ser 2017-3A, Cl B
3.010%, 12/15/2024 (B)	23	23
Marlette Funding Trust, Ser 2018-3A, Cl A
3.200%, 09/15/2028 (B)	173	174
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (B)	181	183
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (B)	249	250
Prosper Marketplace Issuance Trust, Ser 2019-3A, Cl A
3.190%, 07/15/2025 (B)	301	303
SoFi Consumer Loan Program LLC, Ser 2016-2A, Cl A
3.090%, 10/27/2025 (B)	29	29
SoFi Consumer Loan Program LLC, Ser 2016-3, Cl A
3.050%, 12/26/2025 (B)	58	58
SoFi Consumer Loan Program LLC, Ser 2017-2, Cl A
3.280%, 02/25/2026 (B)	84	85
SoFi Consumer Loan Program LLC, Ser 2017-5, Cl A2
2.780%, 09/25/2026 (B)	470	473
SoFi Consumer Loan Program LLC, Ser 2017-6, Cl A2
2.820%, 11/25/2026 (B)	675	678
SoFi Consumer Loan Program Trust, Ser 2018-3, Cl A2
3.670%, 08/25/2027 (B)	495	502
Voya CLO, Ser 2019-1A, Cl DR
0.000%, VAR ICE LIBOR USD 3 Month+2.850%, 04/15/2031 (B)	265	265
		5,023
Total Asset-Backed Securities
(Cost $18,702) ($ Thousands)		19,173

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Celgene Corp *‡‡	8,919	$30
Total Rights
(Cost $19) ($ Thousands)		30

Total Investments in Securities — 125.1%
(Cost $1,076,413) ($ Thousands)		$1,109,944

	Shares
COMMON STOCK SOLD SHORT— (11.9)%
Communication Services — (0.6)%
Altice USA Inc, Cl A *	(3,000)	(78)
AMC Networks Inc, Cl A *	(900)	(28)
Cable One Inc	(100)	(157)
Charter Communications Inc, Cl A *	(1,800)	(888)
Comcast Corp, Cl A	(53,900)	(2,179)
Discovery Inc, Cl A *	(2,200)	(56)
Discovery Inc, Cl C *	(3,200)	(80)
DISH Network Corp, Cl A *	(3,200)	(107)
Fox Corp	(7,401)	(227)
Interpublic Group of Cos Inc/The	(5,400)	(115)
John Wiley & Sons Inc, Cl A	(1,100)	(41)
Liberty Broadband Corp, Cl C *	(1,500)	(189)
Liberty Latin America Ltd, Cl C *	(2,600)	(40)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(1,300)	(58)
Liberty Media Corp-Liberty SiriusXM, Cl C *	(2,000)	(89)
New York Times Co/The, Cl A	(2,100)	(79)
News Corp	(4,200)	(52)
News Corp, Cl A	(4,700)	(57)
Nexstar Media Group Inc, Cl A	(700)	(80)
Omnicom Group Inc	(3,300)	(229)
Scholastic Corp	(1,500)	(48)
Sinclair Broadcast Group Inc, Cl A	(900)	(21)
Sirius XM Holdings Inc	(19,600)	(124)
TEGNA Inc	(2,800)	(40)
ViacomCBS Inc, Cl B	(8,600)	(212)

		(5,274)
Consumer Discretionary — (8.0)%
Aaron's Inc	(1,200)	(47)
Acushnet Holdings Corp	(2,200)	(56)
Adient PLC *	(6,329)	(151)
Adtalem Global Education Inc *	(1,453)	(45)
Advance Auto Parts Inc	(871)	(116)
Amazon.com Inc *	(3,486)	(6,567)
American Axle & Manufacturing Holdings Inc *	(4,443)	(28)
American Eagle Outfitters Inc	(1,500)	(19)
American Outdoor Brands Corp *	(4,200)	(42)
Aptiv PLC	(22,003)	(1,719)
Aramark	(7,858)	(273)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
AutoZone Inc *	(291)	$(300)
Bed Bath & Beyond Inc	(2,673)	(29)
Best Buy Co Inc	(2,957)	(224)
BJ's Restaurants Inc	(900)	(30)
Bloomin' Brands Inc	(1,220)	(22)
Booking Holdings Inc *	(512)	(868)
BorgWarner Inc	(17,389)	(549)
Boyd Gaming Corp	(2,119)	(57)
Bright Horizons Family Solutions Inc *	(1,921)	(302)
Brinker International Inc	(823)	(28)
Brunswick Corp/DE	(3,347)	(178)
Burlington Stores Inc *	(816)	(176)
Caesars Entertainment Corp *	(13,857)	(176)
Callaway Golf Co	(3,267)	(55)
Capri Holdings Ltd *	(5,910)	(153)
CarMax Inc *	(1,807)	(158)
Carnival Corp, Cl A	(12,389)	(415)
Carter's Inc	(1,966)	(180)
Carvana Co, Cl A *	(900)	(75)
Cavco Industries Inc *	(500)	(101)
Cheesecake Factory Inc/The	(1,766)	(63)
Chegg Inc *	(3,700)	(145)
Chipotle Mexican Grill Inc, Cl A *	(660)	(511)
Choice Hotels International Inc	(1,402)	(128)
Churchill Downs Inc	(954)	(120)
Columbia Sportswear Co	(1,148)	(93)
Cooper Tire & Rubber Co	(4,992)	(127)
Cooper-Standard Holdings Inc *	(1,749)	(30)
Core-Mark Holding Co Inc	(1,400)	(32)
Cracker Barrel Old Country Store Inc	(794)	(114)
Crocs Inc *	(2,000)	(52)
Dana Inc	(11,639)	(167)
Darden Restaurants Inc	(3,784)	(369)
Dave & Buster's Entertainment Inc	(1,463)	(48)
Deckers Outdoor Corp *	(1,108)	(193)
Dick's Sporting Goods Inc	(500)	(18)
Dine Brands Global Inc	(800)	(65)
Dollar General Corp	(3,035)	(456)
Dollar Tree Inc *	(2,673)	(222)
Domino's Pizza Inc	(1,179)	(400)
Dorman Products Inc *	(2,048)	(124)
DR Horton Inc	(15,123)	(806)
Dunkin' Brands Group Inc	(2,382)	(158)
eBay Inc	(9,750)	(338)
Eldorado Resorts Inc *	(2,107)	(106)
Etsy Inc *	(1,300)	(75)
Expedia Group Inc	(2,009)	(198)
Five Below Inc *	(600)	(58)
Foot Locker Inc	(1,320)	(48)
Ford Motor Co	(318,199)	(2,215)
Fox Factory Holding Corp *	(2,878)	(182)
frontdoor Inc *	(2,000)	(85)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Gap Inc/The	(3,496)	$(50)
Garmin Ltd	(6,929)	(612)
General Motors Co	(103,549)	(3,158)
Gentex Corp	(20,996)	(561)
Gentherm Inc *	(3,254)	(133)
Genuine Parts Co	(1,642)	(143)
G-III Apparel Group Ltd *	(2,227)	(50)
Goodyear Tire & Rubber Co/The	(14,198)	(138)
GoPro Inc, Cl A *	(8,151)	(31)
Graham Holdings Co, Cl B	(212)	(107)
Grand Canyon Education Inc *	(1,355)	(109)
Grubhub Inc *	(1,068)	(51)
H&R Block Inc	(5,803)	(120)
Hanesbrands Inc	(15,559)	(206)
Harley-Davidson Inc	(13,443)	(410)
Hasbro Inc	(5,399)	(417)
Helen of Troy Ltd *	(1,388)	(228)
Hilton Grand Vacations Inc *	(4,000)	(107)
Hilton Worldwide Holdings Inc	(7,878)	(766)
Home Depot Inc/The	(11,889)	(2,590)
Hyatt Hotels Corp, Cl A	(1,506)	(115)
Installed Building Products Inc *	(722)	(48)
iRobot Corp *	(1,653)	(79)
Jack in the Box Inc	(587)	(40)
K12 Inc *	(1,700)	(34)
KB Home	(3,523)	(115)
Kohl's Corp	(1,861)	(73)
Kontoor Brands Inc	(2,313)	(78)
L Brands Inc	(2,933)	(64)
Las Vegas Sands Corp	(9,497)	(554)
Laureate Education Inc, Cl A *	(4,000)	(75)
La-Z-Boy Inc, Cl Z	(1,909)	(55)
LCI Industries	(1,813)	(175)
Lear Corp	(5,161)	(574)
Leggett & Platt Inc	(6,412)	(254)
Lennar Corp, Cl A	(12,535)	(756)
Lennar Corp, Cl B	(601)	(29)
LGI Homes Inc *	(828)	(62)
Lithia Motors Inc, Cl A	(500)	(60)
LKQ Corp *	(3,552)	(105)
Lowe's Cos Inc	(9,149)	(975)
Lululemon Athletica Inc *	(5,431)	(1,181)
M/I Homes Inc *	(800)	(30)
Macy's Inc	(3,807)	(50)
Malibu Boats Inc, Cl A *	(1,000)	(44)
Marriott International Inc/MD, Cl A	(7,856)	(974)
Marriott Vacations Worldwide Corp	(1,289)	(125)
Mattel Inc *	(14,087)	(166)
McDonald's Corp	(20,659)	(4,011)
MDC Holdings Inc	(1,987)	(78)
Meritage Homes Corp *	(1,597)	(101)
MGM Resorts International	(14,048)	(345)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Mohawk Industries Inc *	(2,577)	$(312)
Monro Inc	(600)	(34)
Movado Group Inc	(1,300)	(19)
Murphy USA Inc *	(200)	(20)
Nathan's Famous Inc	(100)	(6)
Newell Brands Inc	(17,439)	(269)
NIKE Inc, Cl B	(55,714)	(4,980)
Nordstrom Inc	(1,346)	(47)
Norwegian Cruise Line Holdings Ltd *	(6,453)	(240)
NVR Inc *	(168)	(616)
Ollie's Bargain Outlet Holdings Inc *	(800)	(41)
O'Reilly Automotive Inc *	(999)	(368)
Oxford Industries Inc	(1,124)	(68)
Papa John's International Inc	(1,000)	(58)
Penn National Gaming Inc *	(3,076)	(91)
Planet Fitness Inc, Cl A *	(2,563)	(173)
Polaris Inc	(2,814)	(232)
Pool Corp	(350)	(74)
PulteGroup Inc	(12,648)	(508)
PVH Corp	(3,306)	(245)
Ralph Lauren Corp, Cl A	(1,960)	(207)
Red Rock Resorts Inc, Cl A	(1,887)	(39)
Ross Stores Inc	(4,298)	(468)
Royal Caribbean Cruises Ltd	(4,775)	(384)
Scientific Games Corp, Cl A *	(1,622)	(30)
SeaWorld Entertainment Inc *	(1,700)	(46)
Service Corp International/US	(5,933)	(284)
ServiceMaster Global Holdings Inc *	(4,484)	(160)
Shake Shack Inc, Cl A *	(900)	(53)
Six Flags Entertainment Corp	(2,448)	(62)
Skechers U.S.A. Inc, Cl A *	(6,167)	(204)
Skyline Champion Corp *	(2,200)	(56)
Standard Motor Products Inc	(1,605)	(71)
Starbucks Corp	(31,854)	(2,498)
Steven Madden Ltd	(4,461)	(146)
Stoneridge Inc *	(1,722)	(38)
Strategic Education Inc	(689)	(102)
Sturm Ruger & Co Inc	(800)	(38)
Tapestry Inc	(12,718)	(298)
Target Corp	(5,685)	(586)
Taylor Morrison Home Corp, Cl A *	(4,367)	(98)
Tempur Sealy International Inc *	(1,889)	(141)
Tenneco Inc, Cl A	(4,756)	(44)
Tesla Inc *	(10,127)	(6,765)
Texas Roadhouse Inc, Cl A	(1,872)	(105)
Thor Industries Inc	(4,233)	(319)
Tiffany & Co	(1,209)	(162)
TJX Cos Inc/The	(14,250)	(852)
Toll Brothers Inc	(6,758)	(250)
TopBuild Corp *	(1,630)	(165)
Tractor Supply Co	(1,471)	(130)
TRI Pointe Group Inc *	(8,241)	(126)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Ulta Beauty Inc *	(733)	$(188)
Under Armour Inc, Cl A *	(9,754)	(138)
Under Armour Inc, Cl C *	(9,914)	(124)
Universal Electronics Inc *	(200)	(8)
Vail Resorts Inc	(1,248)	(265)
VF Corp	(13,991)	(1,007)
Vista Outdoor Inc *	(3,900)	(29)
Visteon Corp *	(2,029)	(132)
Wayfair Inc, Cl A *	(724)	(46)
Wendy's Co/The	(4,672)	(88)
Whirlpool Corp	(3,008)	(385)
Williams-Sonoma Inc	(971)	(61)
Wingstop Inc	(1,100)	(93)
Winnebago Industries Inc	(2,597)	(135)
Wolverine World Wide Inc	(3,826)	(101)
WW International Inc *	(1,400)	(42)
Wyndham Destinations Inc	(4,915)	(196)
Wyndham Hotels & Resorts Inc	(3,705)	(189)
Wynn Resorts Ltd	(2,791)	(301)
YETI Holdings Inc *	(500)	(15)
Yum China Holdings Inc	(10,596)	(464)
Yum! Brands Inc	(8,707)	(777)

		(70,409)
Information Technology — (2.0)%
Advanced Micro Devices Inc *	(6,854)	(312)
Amphenol Corp, Cl A	(2,599)	(238)
Analog Devices Inc	(2,615)	(285)
Apple Inc	(20,055)	(5,482)
Applied Materials Inc	(6,273)	(365)
Arista Networks Inc *	(656)	(127)
Arrow Electronics Inc *	(1,498)	(101)
Avnet Inc	(1,173)	(36)
Broadcom Inc	(2,664)	(726)
CDW Corp/DE	(1,902)	(217)
Ciena Corp *	(900)	(35)
Cisco Systems Inc	(29,417)	(1,175)
Cognex Corp	(1,800)	(80)
Coherent Inc *	(100)	(13)
CommScope Holding Co Inc *	(2,119)	(23)
Corning Inc	(6,711)	(160)
Cree Inc *	(450)	(20)
Cypress Semiconductor Corp	(2,400)	(55)
Dell Technologies Inc, Cl C *	(2,044)	(83)
Dolby Laboratories Inc, Cl A	(1,116)	(73)
Entegris Inc	(600)	(32)
ePlus Inc *	(700)	(53)
F5 Networks Inc *	(603)	(72)
First Solar Inc *	(1,011)	(46)
FLIR Systems Inc	(1,019)	(43)
Hewlett Packard Enterprise Co	(13,264)	(170)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
HP Inc	(14,711)	$(306)
II-VI Inc *	(532)	(16)
Intel Corp	(28,723)	(1,595)
IPG Photonics Corp *	(131)	(17)
Jabil Inc	(1,578)	(50)
Juniper Networks Inc	(4,266)	(90)
Keysight Technologies Inc *	(1,747)	(166)
KLA Corp	(1,198)	(184)
Lam Research Corp	(1,070)	(314)
Littelfuse Inc	(200)	(32)
Marvell Technology Group Ltd	(4,164)	(89)
Maxim Integrated Products Inc	(2,454)	(137)
Microchip Technology Inc	(1,953)	(177)
Micron Technology Inc *	(6,979)	(367)
MKS Instruments Inc	(424)	(43)
Monolithic Power Systems Inc	(478)	(76)
Motorola Solutions Inc	(1,529)	(253)
National Instruments Corp	(1,000)	(40)
NCR Corp *	(1,023)	(26)
NetApp Inc	(2,860)	(133)
NETGEAR Inc *	(1,016)	(19)
NVIDIA Corp	(3,852)	(1,040)
ON Semiconductor Corp *	(2,477)	(46)
Pure Storage Inc, Cl A *	(1,900)	(29)
Qorvo Inc *	(794)	(80)
QUALCOMM Inc	(7,675)	(601)
ScanSource Inc *	(1,900)	(54)
Semtech Corp *	(300)	(12)
Silicon Laboratories Inc *	(500)	(44)
Skyworks Solutions Inc	(1,205)	(121)
SYNNEX Corp	(1,000)	(125)
Tech Data Corp *	(611)	(87)
Teradyne Inc	(866)	(51)
Texas Instruments Inc	(6,982)	(797)
Trimble Inc *	(2,026)	(80)
Universal Display Corp	(378)	(60)
ViaSat Inc *	(903)	(52)
Western Digital Corp	(3,183)	(177)
Xerox Holdings Corp	(3,101)	(100)
Xilinx Inc	(1,604)	(134)
Zebra Technologies Corp, Cl A *	(650)	(137)

		(17,979)
Materials — (1.3)%
Air Products & Chemicals Inc	(3,539)	(777)
Albemarle Corp	(1,760)	(144)
Allegheny Technologies Inc *	(1,250)	(21)
AptarGroup Inc	(1,110)	(112)
Ashland Global Holdings Inc	(1,049)	(75)
Avery Dennison Corp	(1,732)	(198)
Axalta Coating Systems Ltd *	(2,573)	(64)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Balchem Corp	(700)	$(66)
Ball Corp	(5,072)	(357)
Berry Global Group Inc *	(1,898)	(72)
Celanese Corp, Cl A	(2,071)	(194)
CF Industries Holdings Inc	(3,297)	(122)
Commercial Metals Co	(700)	(13)
Corteva Inc	(10,132)	(276)
Crown Holdings Inc *	(1,837)	(129)
Domtar Corp	(1,200)	(34)
Dow Inc	(11,965)	(484)
DuPont de Nemours Inc	(10,932)	(469)
Eagle Materials Inc	(858)	(68)
Eastman Chemical Co	(1,970)	(121)
Ecolab Inc	(4,380)	(790)
Element Solutions Inc *	(4,300)	(45)
FMC Corp	(2,067)	(192)
Freeport-McMoRan Inc, Cl B	(21,575)	(215)
Graphic Packaging Holding Co	(5,548)	(75)
Huntsman Corp	(3,581)	(68)
Ingevity Corp *	(524)	(24)
International Flavors & Fragrances Inc	(1,649)	(198)
International Paper Co	(6,181)	(228)
Linde PLC	(8,566)	(1,636)
Louisiana-Pacific Corp	(1,174)	(33)
LyondellBasell Industries NV, Cl A	(4,181)	(299)
Martin Marietta Materials Inc	(956)	(218)
Mosaic Co/The	(4,861)	(83)
NewMarket Corp	(200)	(78)
Newmont Corp	(13,433)	(600)
Nucor Corp	(5,067)	(210)
Olin Corp	(2,068)	(33)
Packaging Corp of America	(1,498)	(136)
PolyOne Corp	(1,600)	(40)
PPG Industries Inc	(4,088)	(427)
Quaker Chemical Corp	(300)	(47)
Reliance Steel & Aluminum Co	(1,302)	(133)
Royal Gold Inc	(1,140)	(110)
RPM International Inc	(2,564)	(164)
Scotts Miracle-Gro Co/The, Cl A	(400)	(42)
Sealed Air Corp	(2,148)	(65)
Sensient Technologies Corp	(1,100)	(54)
Sherwin-Williams Co/The	(1,280)	(661)
Silgan Holdings Inc	(2,500)	(72)
Sonoco Products Co	(2,300)	(111)
Southern Copper Corp	(2,179)	(73)
Steel Dynamics Inc	(1,746)	(46)
Valvoline Inc	(1,159)	(23)
Vulcan Materials Co	(2,428)	(292)
Westlake Chemical Corp	(425)	(24)
Westrock Co	(3,794)	(126)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
WR Grace & Co	(577)	$(33)

		(11,500)
Total Common Stock Sold Short
(Proceeds $99,725) ($ Thousands)		(105,162)

Total Investments Sold Short — (11.9)%
(Proceeds $99,725) ($ Thousands)		$(105,162)

	Contracts
PURCHASED OPTIONS*^ — 0.0%
Total Purchased Options(I)
(Cost $389) ($ Thousands)	350	$424

WRITTEN OPTIONS*^— 0.0%
Total Written Options(I)
(Premiums Received $160) ($ Thousands)	(446)	$(431)

A list of the exchange traded option contracts held by the Fund at February 29, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS *^ — 0.0%
Put Options
April 2020, Wheat Future	90	$2,363	$545.00	3/21/2020	$122
March 2020, Zinc LME	29	1,463	2,250.00	3/21/2020	109
		3,826			231

Call Options
April 2020, Lean Hogs Future	25	626	68.00	4/18/2020	13
April 2020, Lean Hogs Future	28	701	70.00	4/18/2020	10
April 2020, Wheat Future	60	1,575	545.00	3/21/2020	21
June 2020, Gold Future	10	1,643	1,475.00	5/16/2020	107
March 2020, Zinc LME	29	1,463	2,475.00	3/21/2020	3
March 2020, Zinc LME	29	1,463	2,350.00	3/21/2020	1
May 2020, HG Copper	25	16	270.00	4/18/2020	14
May 2020, Silver Future	25	2,217	18.00	4/18/2020	24
		9,704			193

Total Purchased Options		$13,530			$424
WRITTEN OPTIONS *^ — 0.0%
Put Options
April 2020, Lean Hogs Future	(25)	$(626)	60.00	04/18/20	$(25)
April 2020, Live Cattle Future	(40)	(1,768)	110.00	04/18/20	(84)
April 2020, Wheat Future	(180)	(4,725)	520.00	03/21/20	(110)
March 2020, Zinc LME	(29)	(1,463)	2,150.00	03/21/20	(81)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
March 2020, Zinc LME	(29)	$(1,463)	$2,250.00	03/21/20	$(109)
		(10,045)			(409)

Call Options
April 2020, Wheat Future	(120)	(3,150)	575.00	03/21/20	(12)
June 2020, Gold Future	(10)	(1,643)	1,800.00	05/16/20	(6)
May 2020, Silver Future	(13)	(1,153)	20.00	04/18/20	(4)
		(5,946)			(22)

Total Written Options		$(15,991)			$(431)

A list of the open futures contracts held by the Fund at February 29, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brent Crude^	146	Apr-2020	$8,640	$7,252	$(1,388)
Coffee C^	140	May-2020	5,518	5,846	328
Copper^	153	May-2020	9,919	9,716	(203)
Corn^	245	May-2020	4,727	4,511	(216)
Corn^	86	Dec-2020	1,708	1,621	(87)
Cotton No. 2^	35	May-2020	1,202	1,076	(126)
Cotton No. 2^	(44)	May-2020	(1,458)	(1,353)	105
Feeder Cattle^	(37)	May-2020	(2,509)	(2,470)	39
Gasoline^	(34)	May-2020	(2,446)	(2,109)	337
Gasoline^	176	Apr-2020	12,233	10,961	(1,272)
Gasoline^	42	May-2020	3,066	2,606	(460)
Gold^	31	Apr-2020	4,954	4,857	(97)
Gold^	59	Apr-2020	9,199	9,244	45
Heating Oil^	45	May-2020	3,106	2,783	(323)
Japanese 10-Year Government Bond E-MINI	(28)	Mar-2020	(3,913)	(4,000)	(56)
KC HRW Wheat^	(63)	May-2020	(1,497)	(1,428)	69
KC HRW Wheat^	48	May-2020	1,143	1,088	(55)
Lean Hogs^	78	Apr-2020	2,243	1,943	(300)
Lean Hogs^	(78)	Apr-2020	(2,106)	(1,943)	163
Live Cattle^	101	May-2020	4,948	4,346	(602)
Live Cattle^	17	Jul-2020	756	688	(68)
LME Lead^	11	May-2020	504	509	5
LME Nickel^	42	May-2020	3,287	3,087	(200)
LME Nickel^	34	May-2020	1,471	1,440	(31)
LME Nickel^	(1)	Jun-2020	(75)	(74)	1
LME Primary Aluminum^	65	Jun-2020	2,763	2,762	(1)
LME Zinc^	7	May-2020	377	354	(23)
LME Zinc^	(6)	Jun-2020	(303)	(303)	–
Low Sulphur Gasoil^	29	May-2020	1,464	1,275	(189)
Low Sulphur Gasoil^	(44)	May-2020	(2,203)	(1,935)	268
MSCI EAFE Index	(133)	Mar-2020	(13,530)	(12,076)	1,454
Natural Gas^	304	May-2020	5,795	5,265	(530)
Natural Gas^	(11)	May-2020	(192)	(191)	1
NY Harbor ULSD^	56	May-2020	3,901	3,463	(438)
NYMEX Cocoa^	68	May-2020	1,964	1,817	(147)
Palladium^	(6)	Oct-2020	(1,533)	(1,486)	47
Palladium^	5	Jun-2020	1,157	1,246	89
Platinum^	67	May-2020	3,194	2,897	(297)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
S&P 500 Index E-MINI	(162)	Mar-2020	$(25,903)	$(23,904)	$1,999
Silver^	63	May-2020	5,644	5,184	(460)
Soybean^	178	May-2020	7,990	7,945	(45)
Soybean Meal^	(78)	May-2020	(2,310)	(2,384)	(74)
Soybean Meal^	101	May-2020	2,999	3,087	88
Soybean Oil^	162	May-2020	2,982	2,788	(194)
Soybean Oil^	(47)	May-2020	(847)	(809)	38
Sugar No. 11^	50	Jul-2020	835	787	(48)
Sugar No. 11^	251	May-2020	4,131	3,975	(156)
U.S. 2-Year Treasury Notes	155	Jul-2020	33,754	33,841	87
U.S. 5-Year Treasury Notes	(700)	Jul-2020	(85,106)	(85,925)	(819)
U.S. 10-Year Treasury Notes	(388)	Jun-2020	(51,406)	(52,283)	(877)
U.S. Ultra Long Treasury Bond	(85)	Jun-2020	(16,679)	(17,638)	(959)
Ultra 10-Year U.S. Treasury Notes	14	Jun-2020	2,091	2,103	12
Wheat^	57	May-2020	1,563	1,496	(67)
WTI Crude Oil^	2	Apr-2020	104	90	(14)
WTI Crude Oil^	(30)	Apr-2020	(1,523)	(1,348)	175
			$(54,207)	$(59,710)	$(5,472)

A list of the open forward foreign currency contracts held by the Fund at February 29, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	03/13/20	GBP	420	USD	543	$7
Barclays PLC	04/08/20	USD	5,794	EUR	5,256	(8)
Brown Brothers Harriman	03/13/20	USD	434	GBP	330	(12)
Brown Brothers Harriman	04/08/20	USD	257	ZAR	3,772	(19)
Brown Brothers Harriman	04/08/20	ZAR	11,915	USD	815	62
Goldman Sachs	04/08/20	BRL	41,000	USD	9,754	688
Goldman Sachs	08/13/20	MYR	5,373	USD	1,309	38
HSBC	04/08/20	USD	758	ZAR	10,989	(63)
JPMorgan Chase Bank	04/09/20	JPY	1,348,570	USD	12,404	(129)
UBS	04/08/20	EUR	6,086	USD	6,807	107
						$671

A list of the open centrally cleared swap agreements held by the Fund at February 29, 2020, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.33 Index	Buy	5.00%	Quarterly	12/20/2024	$3,317	$(171)	$(310)	$139
CDX.NA.IG.33 Index	Buy	1.00%	Quarterly	12/20/2024	35,800	(530)	(529)	(1)
CDX.NA.IG.33 Index	Buy	1.00%	Quarterly	12/20/2024	73,950	(1,117)	(1,591)	474
						$(1,818)	$(2,430)	$612

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.403%	3-MONTH USD - LIBOR	Quarterly	04/02/2021	USD	8,250	$(173)	$–	$(173)

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.08%	6-Month JPY - LIBOR	Semi-Annually	12/13/2029	JPY	1,590,990	$277	$–	$277
3-Month USD - LIBOR	1.7635%	Quarterly	12/13/2029	USD	2,760	(174)	–	(174)
1.593%	3-Month USD - LIBOR	Quarterly	09/27/2029	USD	2,440	(122)	–	(122)
2.1495%	3-Month USD - LIBOR	Quarterly	06/04/2029	USD	5,145	(497)	–	(497)
2.3545%	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	720	(69)	–	(69)
2.44%	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	(383)	–	(383)
1.67%	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	(54)	–	(54)
1.66%	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	(45)	–	(45)
1.487%	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	(242)	–	(242)
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	(130)	–	(130)
2.4875%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	(99)	–	(99)
1.9905%	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	(116)	–	(116)
1.95%	3-Month CAD - CDOR	Semi-Annually	01/14/2025	CAD	53,450	1,024	–	1,024
3-Month SEK - STIBOR	-0.165%	Annually	08/30/2024	SEK	170,000	(191)	–	(191)
3-Month CAD - CDOR	1.6225%	Semi-Annually	08/27/2021	CAD	38,750	79	–	79
2.2875%	3-MONTH USD - LIBOR	Quarterly	05/24/2021	USD	7,210	(105)	–	(105)
3-MONTH USD - LIBOR	2.51%	Quarterly	04/18/2021	USD	1,930	(44)	–	(44)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,300	(278)	–	(278)
2.21%	3-Month CAD - CDOR	Semi-Annually	01/14/2050	CAD	11,330	(1,157)	–	(1,157)
						$(2,499)	$–	$(2,499)

A list of the open OTC swap agreements held by the Fund at February 29, 2020, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	$(1,125)	$2	$(25)	$27
Citigroup	CMBX.NA.BB.6 Index	Sell	5.00%	Monthly	05/11/2063	(1,266)	(203)	(203)	—
Citigroup	CMBX.NA.BB.6 Index	Sell	5.00%	Monthly	05/11/2063	(143)	(23)	(23)	—
Citigroup	CMBX.NA.BB.6 Index	Sell	5.00%	Monthly	05/11/2063	(16)	(3)	(3)	—
Citigroup	CMBX.NA.BB.6 Index	Sell	5.00%	Monthly	05/11/2063	(25)	(4)	(4)	—
Citigroup	CMBX.NA.BB.6 Index	Sell	5.00%	Monthly	05/11/2063	(276)	(44)	(43)	(1)
Citigroup	CMBX.NA.BB.6 Index	Sell	5.00%	Monthly	05/11/2063	(138)	(22)	(21)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2049	(528)	(43)	(41)	(2)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(162)	(13)	(11)	(2)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	12/31/2049	(900)	(74)	(41)	(33)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(778)	(64)	(52)	(12)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(2)	(2)	—
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(172)	(14)	(21)	7
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(565)	(46)	(42)	(4)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(217)	(18)	(14)	(4)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(1,000)	(79)	(132)	53
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(143)	(12)	(14)	2
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(166)	(14)	(14)	—
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(118)	(10)	(12)	2
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(223)	(18)	(29)	11
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(148)	(12)	(23)	11
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(16)	(1)	(2)	1
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(33)	(3)	(5)	2
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(165)	(14)	(22)	8
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(552)	(45)	(36)	(9)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(254)	(21)	(42)	21
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(163)	(13)	(25)	12
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(965)	(79)	(142)	63
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(243)	(20)	(36)	16

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	$(28)	$(2)	$(3)	$1
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(8)	(11)	3
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(8)	(11)	3
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(284)	(23)	(31)	8
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(34)	(3)	(3)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(750)	(62)	(59)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(2)	(3)	1
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(2)	(3)	1
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(5)	(6)	1
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(289)	(24)	(39)	15
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(638)	(52)	(73)	21
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(190)	(16)	(20)	4
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(182)	(15)	(30)	15
Citigroup	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(226)	(19)	(34)	15
Goldman Sachs	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(20)	(2)	(3)	1
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(509)	(42)	(58)	16
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(711)	(58)	(79)	21
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(1,018)	(83)	(113)	30
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	—	(1)	1
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(711)	(58)	(78)	20
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(967)	(79)	(103)	24
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(761)	(62)	(82)	20
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(282)	(22)	(30)	8
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(257)	(20)	(33)	13
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(224)	(18)	(28)	10
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(360)	(29)	(46)	17
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(150)	(12)	(18)	6
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(500)	(41)	(60)	19
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(108)	(9)	(13)	4
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(53)	(4)	(7)	3
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(253)	(21)	(33)	12
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(185)	(15)	(23)	8
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(535)	(44)	(65)	21
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(91)	(7)	(12)	5
Citigroup	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(355)	(29)	(40)	11
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(35)	(3)	(3)	—
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	31	76	(45)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	31	74	(43)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,255	39	88	(49)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	264	7	18	(11)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	265	7	18	(11)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	251	8	17	(9)
Citigroup	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	509	15	40	(25)
Citigroup	CMBX-BB-524973	Sell	5.00%	Monthly	05/11/2063	(900)	(144)	(128)	(16)
							$(1,818)	$(2,132)	$314

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

Total Return Swaps^
Counterparty	Reference Entity/ Obligation	Fund Pays		Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ( Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Macquarie Bank Limited	Bloomberg Commodity Index 2 Month Forward Total Return	US T-BILL HIGH DISCOUNT RATE 17 BPS	+	INDEX RETURN	Monthly	03/24/2020	USD	(965)	$(63)	$–	$(63)
Macquarie Bank Limited	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE 9 BPS	+	INDEX RETURN	Monthly	03/24/2020	USD	(12,325)	(852)	–	(852)
Merrill Lynch	Bloomberg Commodity Index 2 Month Forward Total Return	US T-BILL HIGH DISCOUNT RATE 12 BPS	+	INDEX RETURN	Monthly	03/24/2020	USD	(1,574)	(102)	–	(102)
Merrill Lynch	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE 11 BPS	+	INDEX RETURN	Monthly	03/24/2020	USD	(11,739)	(812)	–	(812)
Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	US T-BILL HIGH DISCOUNT RATE 14 BPS	+	INDEX RETURN	Monthly	03/24/2020	USD	(1,715)	(111)	–	(111)
Societe Generale	Bloomberg Commodity Index Total Return	US T-BILL HIGH DISCOUNT RATE 11 BPS	+	INDEX RETURN	Monthly	03/24/2020	USD	(7,186)	(497)	–	(497)
									$(2,437)	$–	$(2,437)

As of February 29, 2020, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(14,595)	Chase Securities	1.62%	Open Ended	$(14,595)
(18,100)	Chase Securities	1.63%	Open Ended	(18,100)
(15,330)	Chase Securities	1.66%	Open Ended	(15,330)
(24,602)	Chase Securities	1.67%	Open Ended	(24,601)
(14,964)	HSBC	1.64%	Open Ended	(14,964)
(48,904)	HSBC	1.66%	Open Ended	(48,904)
(110,827)	HSBC	1.67%	Open Ended	(110,827)
				$(247,321)

Percentages are based on Net Assets of $886,936 ($ Thousands).
*	Non-income producing security.
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of February 29, 2020.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
On February 29, 2020, the value of these securities amounted to $75,555 ($ Thousands), representing 8.5% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Perpetual security with no stated maturity date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(G)	Security, or a portion thereof, has been pledged as collateral for reverse repurchase agreements.
(H)	Security, or a portion thereof, has been pledged as collateral for open short positions.
(I)	Refer to table below for details on Options Contracts.

BRL — Brazilian Real
CAD — Canadian Dollar
CDOR — Canadian Dollar Offered Rate
Cl — Class
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
EAFE — Europe, Australasia and Far East
EUR — Euro
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
HRW — Hard Red Winter
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount.
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LME — London Metal Exchange
Ltd. — Limited
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MYR — Malaysian Ringgit
NYMEX — New York Mercantile Exchange
OTC — Over the Counter
PLC — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
S&P — Standard & Poor’s
Ser — Series
STACR — Structured Agency Credit Risk
STIBOR — Stockholm Interbank Offered Rate

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Continued)

ULSD — Ultra-Low Sulfur Diesel
USD — United States Dollar
VAR — Variable Rate
WTI — West Texas Intermediate
ZAR — South African Rand

The following is a list of the level of inputs used as of February 29, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	622,688	–	622,688
Common Stock	230,743	–	–	230,743
Corporate Obligations	–	85,850	–	85,850
Mortgage-Backed Securities	–	69,704	–	69,704
U.S. Government Agency Obligations	–	58,746	–	58,746
Sovereign Debt	–	23,010	–	23,010
Asset-Backed Securities	–	19,173	–	19,173
Rights	30	–	–	30
Total Investments in Securities	230,773	879,171	–	1,109,944
Securities Sold Short
Common Stock	(105,162)	–	–	(105,162)
Total Securities Sold Short	(105,162)	–	–	(105,162)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	424	—	—	424
Written Options	(431)	—	—	(431)
Futures Contracts *
Unrealized Appreciation	5,350	—	—	5,350
Unrealized Depreciation	(10,822)	—	—	(10,822)
Forwards Contracts *
Unrealized Appreciation	—	902	—	902
Unrealized Depreciation	—	(231)	—	(231)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	613	—	613
Unrealized Depreciation	—	(1)	—	(1)
Interest Rate Swaps *
Unrealized Appreciation	—	1,380	—	1,380
Unrealized Depreciation	—	(3,879)	—	(3,879)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	594	—	594
Unrealized Depreciation	—	(280)	—	(280)
Total Return Swaps *
Unrealized Depreciation	—	(2,437)	—	(2,437)
Reverse Repurchase Agreements	—	(247,321)	—	(247,321)
Total Other Financial Instruments	(5,479)	(250,660)	—	(256,139)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 29, 2020

Multi-Asset Real Return Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a "basket" of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of February 29, 2020, the Fund is the seller (“providing protection”) on a total notional amount of $22.5 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$(1,957,768)	$—	$(1,957,768)
Maximum potential amount of future payments	—	—	22,464,000	—	22,464,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	22,464,000	22,464,000
Total	$—	$—	$—	$—	$22,464,000	$22,464,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Investments Trust / Quarterly Report / February 29, 2020